NVIT Investor Destinations Aggressive Fund - September 30, 2020 (Unaudited) - Statement of Investments - 1
Investment Companies 90.5%
Shares Value ($)
Equity Funds 82.4%
NVIT Emerging Markets Fund,
Class Y(a) 1,594,246 19,816,476
NVIT International Index Fund,
Class Y(a) 7,008,321 64,126,133
NVIT Mid Cap Index Fund, Class
Y(a) 2,215,372 41,361,000
NVIT S&P 500 Index Fund,
Class Y(a) 4,971,376 101,018,369
NVIT Small Cap Index Fund,
Class Y(a) 774,912 5,509,627
Total Equity Funds
(cost $200,048,775) 231,831,605
Fixed Income Funds 8.1%
Nationwide Core Plus Bond
Fund, Class R6(a) 1,052,159 11,436,964
NVIT Bond Index Fund, Class
Y(a) 979,563 11,127,833
Total Fixed Income Funds
(cost $21,078,377) 22,564,797
Total Investment Companies
(cost $221,127,152) 254,396,402
Exchange-Traded Funds 7.6%
Equity Funds 7.5%
iShares Core MSCI Emerging
Markets ETF 105,735 5,582,808
Nationwide Maximum
Diversification U.S. Core
Equity ETF(a) 297,108 9,868,323
Nationwide Risk-Based
International Equity ETF(a) 223,944 5,586,597
Total Equity Funds
(cost  $18,691,079) 21,037,728
Fixed Income Fund 0.1%
iShares 20+ Year Treasury Bond
ETF(b) 1,718 280,481
Total Fixed Income Fund
(cost  $270,118) 280,481
Total Exchange-Traded Funds
(cost $18,961,197) 21,318,209
Investment Contract 2.0%
Principal
Amount ($) Value ($)
Nationwide Contract, 2.25%
^∞(a)(c) 5,740,179 5,740,179
Total Investment Contract
(cost $5,740,179) 5,740,179
Repurchase Agreement 0.0%
†
Bank of America NA, 0.08%,
dated 9/30/2020, due
10/1/2020, repurchase price
$28,771, collateralized by
U.S. Government Agency
Securities, 3.00%, maturing
7/20/2049; total market
value $29,346.(d) 28,771 28,771
Total Repurchase Agreement
(cost $28,771) 28,771
Total Investments
(cost $245,857,299) — 100.1% 281,483,561
Liabilities in excess of other assets — (0.1)% (193,472)
NET ASSETS — 100.0% $ 281,290,089
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on loan at
September 30, 2020 was $280,317, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $28,771 and by $260,041 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 8.00%, and maturity dates ranging
from 10/15/2020 – 2/15/2050, a total value of $288,812.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2020 was $28,771.
ETF Exchange Traded Fund

2 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Investor Destinations Aggressive Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 21,318,209 $ – $ – $ 21,318,209
Investment Companies 254,396,402 – – 254,396,402
Investment Contract – – 5,740,179 5,740,179
Repurchase Agreement – 28,771 – 28,771
Total $ 275,714,611 $ 28,771 $ 5,740,179 $ 281,483,561
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

NVIT Investor Destinations Aggressive Fund - September 30, 2020 (Unaudited) - Statement of Investments - 3
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of December 31, 2019 $ 5,481,755 $ 5,481,755
Purchases
*
744,952 744,952
Sales (486,528) (486,528)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of September 30, 2020 $ 5,740,179 $ 5,740,179
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.25% (2.25%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Investor Destinations Balanced Fund
Investment Companies 82.9%
Shares Value ($)
Equity Funds 45.6%
NVIT Emerging Markets Fund,
Class Y(a) 4,267,513 53,045,181
NVIT International Index Fund,
Class Y(a) 22,838,119 208,968,793
NVIT Mid Cap Index Fund, Class
Y(a) 4,347,581 81,169,346
NVIT S&P 500 Index Fund,
Class Y(a) 16,121,403 327,586,914
NVIT Small Cap Index Fund,
Class Y(a) 3,110,673 22,116,885
Total Equity Funds
(cost $617,657,551) 692,887,119
Fixed Income Funds 37.3%
Nationwide Core Plus Bond
Fund, Class R6(a) 11,267,651 122,479,364
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 281,760 3,079,638
NVIT Bond Index Fund, Class
Y(a) 32,140,888 365,120,483
NVIT Short Term Bond Fund,
Class Y(a) 7,140,138 75,185,654
Total Fixed Income Funds
(cost $536,159,576) 565,865,139
Total Investment Companies
(cost $1,153,817,127) 1,258,752,258
Exchange-Traded Funds 4.3%
Equity Funds 4.1%
iShares Core MSCI Emerging
Markets ETF 433,395 22,883,256
Nationwide Risk-Based
International Equity ETF(a) 612,108 15,269,891
Nationwide Risk-Based U.S.
Equity ETF(a) 724,900 23,427,680
Total Equity Funds
(cost  $56,575,835) 61,580,827
Exchange-Traded Funds
Shares Value ($)
Fixed Income Fund 0.2%
iShares 20+ Year Treasury Bond
ETF(b) 18,784 3,066,676
Total Fixed Income Fund
(cost  $2,951,623) 3,066,676
Total Exchange-Traded Funds
(cost $59,527,458) 64,647,503
Investment Contract 12.9%
Principal
Amount ($)
Nationwide Contract, 2.25%
^∞(a)(c) 196,703,818 196,703,818
Total Investment Contract
(cost $196,703,818) 196,703,818
Total Investments
(cost $1,410,048,403) — 100.1% 1,520,103,579
Liabilities in excess of other assets — (0.1)% (774,463)
NET ASSETS — 100.0% $ 1,519,329,116
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on
loan at September 30, 2020 was $3,066,513, which was
collateralized by $3,158,970 in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 5.25%, and maturity dates ranging from 2/28/2021
– 2/15/2049.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
ETF Exchange Traded Fund

NVIT Investor Destinations Balanced Fund - September 30, 2020 (Unaudited) - Statement of Investments - 5
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 64,647,503 $ – $ – $ 64,647,503
Investment Companies 1,258,752,258 – – 1,258,752,258
Investment Contract – – 196,703,818 196,703,818
Total $ 1,323,399,761 $ – $ 196,703,818 $ 1,520,103,579
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

6 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Investor Destinations Balanced Fund
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of December 31, 2019 $ 211,585,099 $ 211,585,099
Purchases
*
13,476,845 13,476,845
Sales (28,358,126) (28,358,126)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of September 30, 2020 $ 196,703,818 $ 196,703,818
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.25% (2.25%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Capital Appreciation Fund - September 30, 2020 (Unaudited) - Statement of Investments - 7
Investment Companies 87.8%
Shares Value ($)
Equity Funds 63.2%
NVIT Emerging Markets Fund,
Class Y(a) 4,839,441 60,154,247
NVIT International Index Fund,
Class Y(a) 25,178,847 230,386,453
NVIT Mid Cap Index Fund, Class
Y(a) 5,576,864 104,120,044
NVIT S&P 500 Index Fund,
Class Y(a) 20,833,657 423,339,914
NVIT Small Cap Index Fund,
Class Y(a) 3,657,717 26,006,367
Total Equity Funds
(cost $661,396,835) 844,007,025
Fixed Income Funds 24.6%
Nationwide Core Plus Bond
Fund, Class R6(a) 6,211,850 67,522,804
NVIT Bond Index Fund, Class
Y(a) 19,691,567 223,696,203
NVIT Short Term Bond Fund,
Class Y(a) 3,599,019 37,897,674
Total Fixed Income Funds
(cost $310,581,903) 329,116,681
Total Investment Companies
(cost $971,978,738) 1,173,123,706
Exchange-Traded Funds 7.6%
Equity Funds 6.6%
iShares Core MSCI Emerging
Markets ETF 512,611 27,065,861
Nationwide Maximum
Diversification U.S. Core
Equity ETF(a) 1,441,020 47,862,903
Nationwide Risk-Based
International Equity ETF(a) 543,099 13,548,365
Total Equity Funds
(cost  $76,999,171) 88,477,129
Fixed Income Fund 1.0%
iShares 20+ Year Treasury Bond
ETF(b) 79,174 12,925,947
Total Fixed Income Fund
(cost  $12,440,981) 12,925,947
Total Exchange-Traded Funds
(cost $89,440,152) 101,403,076
Investment Contract 4.7%
Principal
Amount ($)
Nationwide Contract, 2.25%
^∞(a)(c) 63,033,756 63,033,756
Total Investment Contract
(cost $63,033,756) 63,033,756
Total Investments
(cost $1,124,452,646) — 100.1% 1,337,560,538
Liabilities in excess of other assets — (0.1)% (692,112)
NET ASSETS — 100.0% $ 1,336,868,426
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on
loan at September 30, 2020 was $1,889,408, which was
collateralized by $1,948,438 in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 10/15/2020
– 2/15/2050.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
ETF Exchange Traded Fund

8 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Investor Destinations Capital Appreciation Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 101,403,076 $ – $ – $ 101,403,076
Investment Companies 1,173,123,706 – – 1,173,123,706
Investment Contract – – 63,033,756 63,033,756
Total $ 1,274,526,782 $ – $ 63,033,756 $ 1,337,560,538
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

NVIT Investor Destinations Capital Appreciation Fund - September 30, 2020 (Unaudited) - Statement of Investments - 9
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of December 31, 2019 $ 68,150,362 $ 68,150,362
Purchases
*
5,046,952 5,046,952
Sales (10,163,558) (10,163,558)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of September 30, 2020 $ 63,033,756 $ 63,033,756
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.25% (2.25%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Investor Destinations Conservative Fund
Investment Companies 73.9%
Shares Value ($)
Equity Funds 16.8%
NVIT Emerging Markets Fund,
Class Y(a) 929,168 11,549,553
NVIT International Index Fund,
Class Y(a) 4,558,301 41,708,452
NVIT Mid Cap Index Fund, Class
Y(a) 602,518 11,249,010
NVIT S&P 500 Index Fund,
Class Y(a) 3,047,141 61,917,913
NVIT Small Cap Index Fund,
Class Y(a) 526,906 3,746,302
Total Equity Funds
(cost $119,125,882) 130,171,230
Fixed Income Funds 57.1%
Nationwide Core Plus Bond
Fund, Class R6(a) 7,869,564 85,542,156
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 3,577,745 39,104,750
NVIT Bond Index Fund, Class
Y(a) 20,902,365 237,450,861
NVIT Short Term Bond Fund,
Class Y(a) 7,697,473 81,054,396
Total Fixed Income Funds
(cost $418,306,470) 443,152,163
Total Investment Companies
(cost $537,432,352) 573,323,393
Exchange-Traded Funds 4.0%
Equity Funds 3.0%
iShares Core MSCI Emerging
Markets ETF 72,709 3,839,035
Nationwide Risk-Based
International Equity ETF(a) 308,401 7,693,495
Nationwide Risk-Based U.S.
Equity ETF(a) 365,232 11,803,750
Total Equity Funds
(cost  $20,579,025) 23,336,280
Exchange-Traded Funds
Shares Value ($)
Fixed Income Fund 1.0%
iShares 20+ Year Treasury Bond
ETF(b) 47,390 7,736,891
Total Fixed Income Fund
(cost  $7,471,309) 7,736,891
Total Exchange-Traded Funds
(cost $28,050,334) 31,073,171
Investment Contract 22.1%
Principal
Amount ($)
Nationwide Contract, 2.25%
^∞(a)(c) 171,722,410 171,722,410
Total Investment Contract
(cost $171,722,410) 171,722,410
Total Investments
(cost $737,205,096) — 100.0% 776,118,974
Liabilities in excess of other assets — 0.0%
†
(361,570)
NET ASSETS — 100.0% $ 775,757,404
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on
loan at September 30, 2020 was $7,736,728, which was
collateralized by $7,970,112 in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 10/15/2020
– 2/15/2050.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
ETF Exchange Traded Fund

NVIT Investor Destinations Conservative Fund - September 30, 2020 (Unaudited) - Statement of Investments - 11
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 31,073,171 $ – $ – $ 31,073,171
Investment Companies 573,323,393 – – 573,323,393
Investment Contract – – 171,722,410 171,722,410
Total $ 604,396,564 $ – $ 171,722,410 $ 776,118,974
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

12 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Investor Destinations Conservative Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of December 31, 2019 $ 157,988,678 $ 157,988,678
Purchases
*
37,410,530 37,410,530
Sales (23,676,798) (23,676,798)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of September 30, 2020 $ 171,722,410 $ 171,722,410
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.25% (2.25%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Moderate Fund - September 30, 2020 (Unaudited) - Statement of Investments - 13
Investment Companies 86.1%
Shares Value ($)
Equity Funds 55.6%
NVIT Emerging Markets Fund,
Class Y(a) 8,379,342 104,155,222
NVIT International Index Fund,
Class Y(a) 41,103,757 376,099,374
NVIT Mid Cap Index Fund, Class
Y(a) 7,845,970 146,484,268
NVIT S&P 500 Index Fund,
Class Y(a) 30,920,197 628,298,410
NVIT Small Cap Index Fund,
Class Y(a) 4,750,119 33,773,346
Total Equity Funds
(cost $1,015,904,944) 1,288,810,620
Fixed Income Funds 30.5%
Nationwide Core Plus Bond
Fund, Class R6(a) 15,056,903 163,668,531
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 430,311 4,703,301
NVIT Bond Index Fund, Class
Y(a) 41,075,545 466,618,186
NVIT Short Term Bond Fund,
Class Y(a) 6,676,180 70,300,175
Total Fixed Income Funds
(cost $667,878,107) 705,290,193
Total Investment Companies
(cost $1,683,783,051) 1,994,100,813
Exchange-Traded Funds 4.7%
Equity Funds 4.1%
iShares Core MSCI Emerging
Markets ETF 663,863 35,051,967
Nationwide Risk-Based
International Equity ETF(a) 938,915 23,422,549
Nationwide Risk-Based U.S.
Equity ETF(a) 1,111,935 35,936,071
Total Equity Funds
(cost  $86,732,710) 94,410,587
Fixed Income Fund 0.6%
iShares 20+ Year Treasury Bond
ETF(b) 86,404 14,106,317
Total Fixed Income Fund
(cost  $13,576,651) 14,106,317
Total Exchange-Traded Funds
(cost $100,309,361) 108,516,904
Investment Contract 9.3%
Principal
Amount ($) Value ($)
Nationwide Contract, 2.25%
^∞(a)(c) 215,917,291 215,917,291
Total Investment Contract
(cost $215,917,291) 215,917,291
Total Investments
(cost $2,000,009,703) — 100.1% 2,318,535,008
Liabilities in excess of other assets — (0.1)% (1,223,746)
NET ASSETS — 100.0% $ 2,317,311,262
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on loan
at September 30, 2020 was $14,106,154, which was
collateralized by $14,557,762 in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 10/15/2020
– 2/15/2050.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
ETF Exchange Traded Fund

14 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Investor Destinations Moderate Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 108,516,904 $ – $ – $ 108,516,904
Investment Companies 1,994,100,813 – – 1,994,100,813
Investment Contract – – 215,917,291 215,917,291
Total $ 2,102,617,717 $ – $ 215,917,291 $ 2,318,535,008
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

NVIT Investor Destinations Moderate Fund - September 30, 2020 (Unaudited) - Statement of Investments - 15
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of December 31, 2019 $ 238,293,724 $ 238,293,724
Purchases
*
15,017,058 15,017,058
Sales (37,393,491) (37,393,491)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of September 30, 2020 $ 215,917,291 $ 215,917,291
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.25% (2.25%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Investor Destinations Moderately Aggressive Fund
Investment Companies 88.2%
Shares Value ($)
Equity Funds 71.2%
NVIT Emerging Markets Fund,
Class Y(a) 4,491,737 55,832,287
NVIT International Index Fund,
Class Y(a) 21,305,760 194,947,703
NVIT Mid Cap Index Fund, Class
Y(a) 6,088,403 113,670,484
NVIT S&P 500 Index Fund,
Class Y(a) 16,573,943 336,782,527
NVIT Small Cap Index Fund,
Class Y(a) 2,777,900 19,750,871
Total Equity Funds
(cost $561,205,712) 720,983,872
Fixed Income Funds 17.0%
Nationwide Core Plus Bond
Fund, Class R6(a) 4,716,996 51,273,750
NVIT Bond Index Fund, Class
Y(a) 10,674,315 121,260,215
Total Fixed Income Funds
(cost $162,332,972) 172,533,965
Total Investment Companies
(cost $723,538,684) 893,517,837
Exchange-Traded Funds 9.0%
Equity Funds 8.7%
iShares Core MSCI Emerging
Markets ETF 582,169 30,738,523
Nationwide Maximum
Diversification U.S. Core
Equity ETF(a) 1,091,372 36,249,484
Nationwide Risk-Based
International Equity ETF(a) 822,638 20,521,857
Total Equity Funds
(cost  $79,018,586) 87,509,864
Fixed Income Fund 0.3%
iShares 20+ Year Treasury Bond
ETF(b) 18,934 3,091,165
Total Fixed Income Fund
(cost  $2,975,128) 3,091,165
Total Exchange-Traded Funds
(cost $81,993,714) 90,601,029
Investment Contract 2.9%
Principal
Amount ($)
Nationwide Contract, 2.25%
^∞(a)(c) 29,336,625 29,336,625
Total Investment Contract
(cost $29,336,625) 29,336,625
Repurchase Agreement 0.2%
Principal
Amount ($) Value ($)
Bank of America NA, 0.08%,
dated 9/30/2020, due
10/1/2020, repurchase price
$2,361,394, collateralized
by U.S. Government Agency
Securities, 3.00%, maturing
7/20/2049; total market
value $2,408,617.(d) 2,361,389 2,361,389
Total Repurchase Agreement
(cost $2,361,389) 2,361,389
Total Investments
(cost $837,230,412) — 100.3% 1,015,816,880
Liabilities in excess of other assets — (0.3)% (2,956,829)
NET ASSETS — 100.0% $ 1,012,860,051
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on
loan at September 30, 2020 was $3,091,002, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $2,361,389 and by $824,399
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 8.00%, and
maturity dates ranging from 10/15/2020 – 2/15/2050, a total
value of $3,185,788.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2020 was
$2,361,389.
ETF Exchange Traded Fund

NVIT Investor Destinations Moderately Aggressive Fund - September 30, 2020 (Unaudited) - Statement of Investments - 17
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 90,601,029 $ – $ – $ 90,601,029
Investment Companies 893,517,837 – – 893,517,837
Investment Contract – – 29,336,625 29,336,625
Repurchase Agreement – 2,361,389 – 2,361,389
Total $ 984,118,866 $ 2,361,389 $ 29,336,625 $ 1,015,816,880
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

18 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Investor Destinations Moderately Aggressive Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of December 31, 2019 $ 30,707,836 $ 30,707,836
Purchases
*
2,498,332 2,498,332
Sales (3,869,543) (3,869,543)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of September 30, 2020 $ 29,336,625 $ 29,336,625
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.25% (2.25%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Moderately Conservative Fund - September 30, 2020 (Unaudited) - Statement of Investments - 19
Investment Companies 79.4%
Shares Value ($)
Equity Funds 34.6%
NVIT Emerging Markets Fund,
Class Y(a) 938,684 11,667,847
NVIT International Index Fund,
Class Y(a) 8,790,917 80,436,889
NVIT Mid Cap Index Fund, Class
Y(a) 1,825,608 34,084,104
NVIT S&P 500 Index Fund,
Class Y(a) 6,542,978 132,953,311
NVIT Small Cap Index Fund,
Class Y(a) 1,596,459 11,350,823
Total Equity Funds
(cost $226,671,543) 270,492,974
Fixed Income Funds 44.8%
Nationwide Core Plus Bond
Fund, Class R6(a) 6,506,351 70,724,032
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,169,307 23,710,523
NVIT Bond Index Fund, Class
Y(a) 17,808,342 202,302,770
NVIT Short Term Bond Fund,
Class Y(a) 5,011,089 52,766,766
Total Fixed Income Funds
(cost $330,603,151) 349,504,091
Total Investment Companies
(cost $557,274,694) 619,997,065
Exchange-Traded Funds 5.9%
Equity Funds 5.1%
iShares Core MSCI Emerging
Markets ETF 371,648 19,623,015
Nationwide Risk-Based
International Equity ETF(a) 315,349 7,866,822
Nationwide Risk-Based U.S.
Equity ETF(a) 373,461 12,069,699
Total Equity Funds
(cost  $37,077,988) 39,559,536
Fixed Income Fund 0.8%
iShares 20+ Year Treasury Bond
ETF(b) 38,668 6,312,938
Total Fixed Income Fund
(cost  $6,075,772) 6,312,938
Total Exchange-Traded Funds
(cost $43,153,760) 45,872,474
Investment Contract 14.8%
Principal
Amount ($) Value ($)
Nationwide Contract, 2.25%
^∞(a)(c) 115,949,367 115,949,367
Total Investment Contract
(cost $115,949,367) 115,949,367
Total Investments
(cost $716,377,821) — 100.1% 781,818,906
Liabilities in excess of other assets — (0.1)% (426,087)
NET ASSETS — 100.0% $ 781,392,819
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on
loan at September 30, 2020 was $6,312,774, which was
collateralized by $6,509,876 in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 10/15/2020
– 2/15/2050.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
ETF Exchange Traded Fund

20 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Investor Destinations Moderately Conservative Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 45,872,474 $ – $ – $ 45,872,474
Investment Companies 619,997,065 – – 619,997,065
Investment Contract – – 115,949,367 115,949,367
Total $ 665,869,539 $ – $ 115,949,367 $ 781,818,906
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

NVIT Investor Destinations Moderately Conservative Fund - September 30, 2020 (Unaudited) - Statement of Investments - 21
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of December 31, 2019 $ 122,937,286 $ 122,937,286
Purchases
*
8,212,633 8,212,633
Sales (15,200,552) (15,200,552)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of September 30, 2020 $ 115,949,367 $ 115,949,367
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.25% (2.25%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Investor Destinations Managed Growth & Income Fund
Investment Companies 79.7%
Shares Value ($)
Equity Funds 43.9%
NVIT Emerging Markets Fund,
Class Y(a) 1,274,649 15,843,891
NVIT International Index Fund,
Class Y(a) 6,821,431 62,416,092
NVIT Mid Cap Index Fund, Class
Y(a) 1,298,593 24,244,737
NVIT S&P 500 Index Fund,
Class Y(a) 4,815,299 97,846,870
NVIT Small Cap Index Fund,
Class Y(a) 929,110 6,605,971
Total Equity Funds
(cost $192,271,726) 206,957,561
Fixed Income Funds 35.8%
Nationwide Core Plus Bond
Fund, Class R6(a) 3,365,277 36,580,556
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 84,153 919,788
NVIT Bond Index Fund, Class
Y(a) 9,599,516 109,050,500
NVIT Short Term Bond Fund,
Class Y(a) 2,132,518 22,455,416
Total Fixed Income Funds
(cost $159,149,884) 169,006,260
Total Investment Companies
(cost $351,421,610) 375,963,821
Exchange-Traded Funds 4.1%
Equity Funds 3.9%
iShares Core MSCI Emerging
Markets ETF 129,351 6,829,733
Nationwide Risk-Based
International Equity ETF(a) 182,542 4,553,766
Nationwide Risk-Based U.S.
Equity ETF(a) 216,206 6,987,453
Total Equity Funds
(cost  $16,865,403) 18,370,952
Exchange-Traded Funds
Shares Value ($)
Fixed Income Fund 0.2%
iShares 20+ Year Treasury Bond
ETF(b) 5,581 911,154
Total Fixed Income Fund
(cost  $900,734) 911,154
Total Exchange-Traded Funds
(cost $17,766,137) 19,282,106
Investment Contract 12.4%
Principal
Amount ($)
Nationwide Contract, 2.25%
^∞(a)(c) 58,749,306 58,749,306
Total Investment Contract
(cost $58,749,306) 58,749,306
Total Investments
(cost $427,937,053) — 96.2% 453,995,233
Other assets in excess of liabilities — 3.8% 17,895,531
NET ASSETS — 100.0% $ 471,890,764
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on loan at
September 30, 2020 was $910,991, which was collateralized
by $938,462 in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 8.00%, and
maturity dates ranging from 10/15/2020 – 2/15/2050.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
ETF Exchange Traded Fund
Futures contracts outstanding as of September 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (278) 12/2020 USD (25,759,480) 441,169
Russell 2000 E-Mini Index (65) 12/2020 USD (4,889,300) (16,916)
S&P 500 E-Mini Index (133) 12/2020 USD (22,290,800) (162,528)
S&P Midcap 400 E-Mini Index (47) 12/2020 USD (8,722,730) (30,983)
230,742
At September 30, 2020, the Fund had $5,290,186 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Investor Destinations Managed Growth & Income Fund - September 30, 2020 (Unaudited) - Statement of Investments - 23
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 19,282,106 $ – $ – $ 19,282,106
Futures Contracts 441,169 – – 441,169
Investment Companies 375,963,821 – – 375,963,821
Investment Contract – – 58,749,306 58,749,306
Total Assets $ 395,687,096 $ – $ 58,749,306 $ 454,436,402
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (210,427) $ – $ – $ (210,427)
Total Liabilities $ (210,427) $ – $ – $ (210,427)
Total $ 395,476,669 $ – $ 58,749,306 $ 454,225,975
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

24 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Investor Destinations Managed Growth & Income Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
Investment
Contract Total
Balance as of December 31, 2019 $ 63,585,267 $ 63,585,267
Purchases
*
4,050,675 4,050,675
Sales (8,886,636) (8,886,636)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of September 30, 2020 $ 58,749,306 $ 58,749,306
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.25% (2.25%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

NVIT Investor Destinations Managed Growth & Income Fund - September 30, 2020 (Unaudited) - Statement of Investments - 25
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2020:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 441,169
Total $ 441,169
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (210,427)
Total $ (210,427)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

26 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Investor Destinations Managed Growth Fund
Investment Companies 82.3%
Shares Value ($)
Equity Funds 53.2%
NVIT Emerging Markets Fund,
Class Y(a) 3,915,213 48,666,104
NVIT International Index Fund,
Class Y(a) 19,207,098 175,744,950
NVIT Mid Cap Index Fund, Class
Y(a) 3,666,568 68,454,815
NVIT S&P 500 Index Fund,
Class Y(a) 14,447,224 293,567,582
NVIT Small Cap Index Fund,
Class Y(a) 2,219,740 15,782,351
Total Equity Funds
(cost $551,426,336) 602,215,802
Fixed Income Funds 29.1%
Nationwide Core Plus Bond
Fund, Class R6(a) 7,035,270 76,473,384
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 201,057 2,197,557
NVIT Bond Index Fund, Class
Y(a) 19,192,690 218,028,955
NVIT Short Term Bond Fund,
Class Y(a) 3,119,432 32,847,615
Total Fixed Income Funds
(cost $309,547,105) 329,547,511
Total Investment Companies
(cost $860,973,441) 931,763,313
Exchange-Traded Funds 4.4%
Equity Funds 3.8%
iShares Core MSCI Emerging
Markets ETF 308,761 16,302,581
Nationwide Risk-Based
International Equity ETF(a) 436,304 10,884,214
Nationwide Risk-Based U.S.
Equity ETF(a) 516,766 16,701,102
Total Equity Funds
(cost  $40,290,509) 43,887,897
Fixed Income Fund 0.6%
iShares 20+ Year Treasury Bond
ETF(b) 40,105 6,547,542
Total Fixed Income Fund
(cost  $6,358,912) 6,547,542
Total Exchange-Traded Funds
(cost $46,649,421) 50,435,439
Investment Contract 8.9%
Principal
Amount ($) Value ($)
Nationwide Contract, 2.25%
^∞(a)(c) 100,886,759 100,886,759
Total Investment Contract
(cost $100,886,759) 100,886,759
Repurchase Agreement 0.1%
Bank of America NA, 0.08%,
dated 9/30/2020, due
10/1/2020, repurchase price
$671,992, collateralized by
U.S. Government Agency
Securities, 3.00%, maturing
7/20/2049; total market
value $685,430.(d) 671,991 671,991
Total Repurchase Agreement
(cost $671,991) 671,991
Total Investments
(cost $1,009,181,612) — 95.7% 1,083,757,502
Other assets in excess of liabilities — 4.3% 48,616,229
NET ASSETS — 100.0% $ 1,132,373,731
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on
loan at September 30, 2020 was $6,547,379, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $671,991 and by $6,073,775
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 8.00%, and
maturity dates ranging from 10/15/2020 – 2/15/2050, a total
value of $6,745,766.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2020 was $671,991.
ETF Exchange Traded Fund

NVIT Investor Destinations Managed Growth Fund - September 30, 2020 (Unaudited) - Statement of Investments - 27
Futures contracts outstanding as of September 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (17) 12/2020 USD (1,575,220) 5,535
Russell 2000 E-Mini Index (4) 12/2020 USD (300,880) (1,525)
S&P 500 E-Mini Index (9) 12/2020 USD (1,508,400) (8,148)
S&P Midcap 400 E-Mini Index (3) 12/2020 USD (556,770) (2,928)
(7,066)
At September 30, 2020, the Fund had $336,974 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

28 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Investor Destinations Managed Growth Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 50,435,439 $ – $ – $ 50,435,439
Futures Contracts 5,535 – – 5,535
Investment Companies 931,763,313 – – 931,763,313
Investment Contract – – 100,886,759 100,886,759
Repurchase Agreement – 671,991 – 671,991
Total Assets $ 982,204,287 $ 671,991 $ 100,886,759 $ 1,083,763,037
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (12,601) $ – $ – $ (12,601)
Total Liabilities $ (12,601) $ – $ – $ (12,601)
Total $ 982,191,686 $ 671,991 $ 100,886,759 $ 1,083,750,436
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

NVIT Investor Destinations Managed Growth Fund - September 30, 2020 (Unaudited) - Statement of Investments - 29
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
The following is a summary of the Fund’s derivative
instruments categorized by risk exposure as of September 30,
2020. Please see below for information on the Fund’s policy
regarding the objectives and strategies for using options, swap contracts, forward foreign currency contracts, and financial futures contracts.
Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
The Fund is subject to equity risk in the normal course of
pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0%
of the Fund’s assets.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
Investment
Contract Total
Balance as of December 31, 2019 $ 107,640,578 $ 107,640,578
Purchases
*
7,216,354 7,216,354
Sales (13,970,173) (13,970,173)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of September 30, 2020 $ 100,886,759 $ 100,886,759
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.25% (2.25%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance
Company has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

30 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Investor Destinations Managed Growth Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2020:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 5,535
Total $ 5,535
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (12,601)
Total $ (12,601)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Aggressive Fund - September 30, 2020 (Unaudited) - Statement of Investments - 1
Investment Companies 100.0%
Shares Value ($)
Equity Funds 89.9%
Nationwide International Small
Cap Fund, Class R6(a) 684,379 6,809,568
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y*(a) 974,281 10,132,523
NVIT GS International Equity
Insights Fund, Class Y*(a) 2,497,977 23,705,805
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 3,854,003 43,164,829
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 350,062 3,269,579
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 1,400,572 14,411,884
Total Equity Funds
(cost $97,566,244) 101,494,188
Investment Companies
Shares Value ($)
Fixed Income Funds 10.1%
Nationwide Bond Fund, Class
R6(a) 110,624 1,147,174
NVIT Core Bond Fund, Class
Y(a) 394,789 4,587,446
NVIT Core Plus Bond Fund,
Class Y(a) 465,842 5,720,543
Total Fixed Income Funds
(cost $10,527,998) 11,455,163
Total Investment Companies
(cost $108,094,242) 112,949,351
Total Investments
(cost $108,094,242) — 100.0% 112,949,351
Liabilities in excess of other assets — 0.0%
†
(55,244)
NET ASSETS — 100.0% $ 112,894,107
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

2 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Blueprint
SM
Aggressive Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to
NVIT Blueprint
SM
Aggressive Fund (formerly, NVIT Cardinal
SM
Aggressive Fund), Nationwide Fund Advisors (“NFA”), assigns
a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 18,264,731 $ – $ – $ 18,264,731
Total $ 18,264,731 $ – $ – $ 18,264,731
Assets excluded from fair value hierarchy
*
$ 94,684,620
Total $ 112,949,351
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Moderately Aggressive Fund - September 30, 2020 (Unaudited) - Statement of Investments - 3
Investment Companies 100.0%
Shares Value ($)
Equity Funds 79.8%
Nationwide International Small
Cap Fund, Class R6(a) 1,897,720 18,882,310
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y*(a) 2,881,693 29,969,608
NVIT GS International Equity
Insights Fund, Class Y*(a) 7,124,556 67,612,036
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 11,643,909 130,411,784
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,164,902 10,880,188
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 4,122,681 42,422,390
Total Equity Funds
(cost $290,471,216) 300,178,316
Investment Companies
Shares Value ($)
Fixed Income Funds 20.2%
Nationwide Bond Fund, Class
R6(a) 736,160 7,633,976
NVIT Core Bond Fund, Class
Y(a) 2,627,152 30,527,507
NVIT Core Plus Bond Fund,
Class Y(a) 3,099,969 38,067,622
Total Fixed Income Funds
(cost $71,030,217) 76,229,105
Total Investment Companies
(cost $361,501,433) 376,407,421
Total Investments
(cost $361,501,433) — 100.0% 376,407,421
Liabilities in excess of other assets — 0.0%
†
(138,443)
NET ASSETS — 100.0% $ 376,268,978
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

4 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Blueprint
SM
Moderately Aggressive Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to
NVIT Blueprint
SM
Moderately Aggressive Fund (formerly, NVIT
Cardinal
SM
Moderately Aggressive Fund), Nationwide Fund
Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 95,111,415 $ – $ – $ 95,111,415
Total $ 95,111,415 $ – $ – $ 95,111,415
Assets excluded from fair value hierarchy
*
$ 281,296,006
Total $ 376,407,421
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Moderate Fund - September 30, 2020 (Unaudited) - Statement of Investments - 5
Investment Companies 100.0%
Shares Value ($)
Equity Funds 59.6%
Nationwide International Small
Cap Fund, Class R6(a) 6,839,640 68,054,414
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y*(a) 14,064,201 146,267,686
NVIT GS International Equity
Insights Fund, Class Y*(a) 32,096,881 304,599,398
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 53,219,649 596,060,066
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 4,664,269 43,564,268
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 18,842,751 193,891,905
Total Equity Funds
(cost $1,306,923,858) 1,352,437,737
Investment Companies
Shares Value ($)
Fixed Income Funds 40.4%
DoubleLine NVIT Total Return
Tactical Fund, Class Y(a) 3,342,139 34,557,717
Nationwide Bond Fund, Class
R6(a) 5,527,763 57,322,907
NVIT Core Bond Fund, Class
Y(a) 23,672,460 275,073,980
NVIT Core Plus Bond Fund,
Class Y(a) 27,933,306 343,021,000
NVIT Short Term Bond Fund,
Class Y(a) 19,626,916 206,671,426
Total Fixed Income Funds
(cost $872,456,821) 916,647,030
Total Investment Companies
(cost $2,179,380,679) 2,269,084,767
Total Investments
(cost $2,179,380,679) — 100.0% 2,269,084,767
Liabilities in excess of other assets — 0.0%
†
(771,545)
NET ASSETS — 100.0% $ 2,268,313,222
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

6 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Blueprint
SM
Moderate Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to
NVIT Blueprint
SM
Moderate Fund (formerly, NVIT Cardinal
SM
Moderate Fund), Nationwide Fund Advisors (“NFA”), assigns a
fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 984,701,444 $ – $ – $ 984,701,444
Total $ 984,701,444 $ – $ – $ 984,701,444
Assets excluded from fair value hierarchy
*
$ 1,284,383,323
Total $ 2,269,084,767
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Moderately Conservative Fund - September 30, 2020 (Unaudited) - Statement of Investments - 7
Investment Companies 100.0%
Shares Value ($)
Equity Funds 39.6%
Nationwide International Small
Cap Fund, Class R6(a) 1,049,830 10,445,804
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y*(a) 2,656,906 27,631,821
NVIT GS International Equity
Insights Fund, Class Y*(a) 6,933,726 65,801,059
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 11,203,080 125,474,495
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 715,951 6,686,982
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 3,966,629 40,816,609
Total Equity Funds
(cost $267,078,550) 276,856,770
Investment Companies
Shares Value ($)
Fixed Income Funds 60.4%
DoubleLine NVIT Total Return
Tactical Fund, Class Y(a) 1,367,969 14,144,805
Nationwide Bond Fund, Class
R6(a) 2,715,073 28,155,307
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,294,478 14,148,649
NVIT Core Bond Fund, Class
Y(a) 9,083,829 105,554,093
NVIT Core Plus Bond Fund,
Class Y(a) 10,290,112 126,362,575
NVIT Short Term Bond Fund,
Class Y(a) 12,719,733 133,938,786
Total Fixed Income Funds
(cost $403,683,444) 422,304,215
Total Investment Companies
(cost $670,761,994) 699,160,985
Total Investments
(cost $670,761,994) — 100.0% 699,160,985
Liabilities in excess of other assets — 0.0%
†
(254,396)
NET ASSETS — 100.0% $ 698,906,589
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

8 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Blueprint
SM
Moderately Conservative Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to
NVIT Blueprint
SM
Moderately Conservative Fund (formerly, NVIT
Cardinal
SM
Moderately Conservative Fund), Nationwide Fund
Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 432,750,019 $ – $ – $ 432,750,019
Total $ 432,750,019 $ – $ – $ 432,750,019
Assets excluded from fair value hierarchy
*
$ 266,410,966
Total $ 699,160,985
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Conservative Fund - September 30, 2020 (Unaudited) - Statement of Investments - 9
Investment Companies 100.0%
Shares Value ($)
Equity Funds 19.7%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y*(a) 1,388,579 14,441,220
NVIT GS International Equity
Insights Fund, Class Y*(a) 3,814,349 36,198,175
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 6,342,507 71,036,082
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 2,246,455 23,116,021
Total Equity Funds
(cost $136,012,012) 144,791,498
Investment Companies
Shares Value ($)
Fixed Income Funds 80.3%
DoubleLine NVIT Total Return
Tactical Fund, Class Y(a) 1,786,158 18,468,875
Nationwide Bond Fund, Class
R6(a) 3,899,931 40,442,283
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,704,310 29,558,113
NVIT Core Bond Fund, Class
Y(a) 10,754,971 124,972,767
NVIT Core Plus Bond Fund,
Class Y(a) 13,138,825 161,344,772
NVIT Short Term Bond Fund,
Class Y(a) 20,281,070 213,559,666
Total Fixed Income Funds
(cost $564,047,985) 588,346,476
Total Investment Companies
(cost $700,059,997) 733,137,974
Total Investments
(cost $700,059,997) — 100.0% 733,137,974
Liabilities in excess of other assets — 0.0%
†
(254,087)
NET ASSETS — 100.0% $ 732,883,887
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

10 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Blueprint
SM
Conservative Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to
NVIT Blueprint
SM
Conservative Fund (formerly, NVIT Cardinal
SM
Conservative Fund, Nationwide Fund Advisors (“NFA”),
assigns a fair value to Fund investments in accordance with
a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 588,346,475 $ – $ – $ 588,346,475
Total $ 588,346,475 $ – $ – $ 588,346,475
Assets excluded from fair value hierarchy
*
$ 144,791,499
Total $ 733,137,974
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Balanced Fund - September 30, 2020 (Unaudited) - Statement of Investments - 11
Investment Companies 100.0%
Shares Value ($)
Equity Funds 49.6%
Nationwide International Small
Cap Fund, Class R6(a) 4,937,006 49,123,213
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y*(a) 9,370,973 97,458,116
NVIT GS International Equity
Insights Fund, Class Y*(a) 25,742,384 244,295,223
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 36,879,389 413,049,152
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 4,040,329 37,736,672
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 13,057,594 134,362,642
Total Equity Funds
(cost $947,731,970) 976,025,018
Investment Companies
Shares Value ($)
Fixed Income Funds 50.4%
DoubleLine NVIT Total Return
Tactical Fund, Class Y(a) 2,894,764 29,931,859
Nationwide Bond Fund, Class
R6(a) 6,702,960 69,509,691
NVIT Core Bond Fund, Class
Y(a) 23,921,049 277,962,594
NVIT Core Plus Bond Fund,
Class Y(a) 27,420,278 336,721,008
NVIT Short Term Bond Fund,
Class Y(a) 26,444,037 278,455,715
Total Fixed Income Funds
(cost $946,277,669) 992,580,867
Total Investment Companies
(cost $1,894,009,639) 1,968,605,885
Total Investments
(cost $1,894,009,639) — 100.0% 1,968,605,885
Liabilities in excess of other assets — 0.0%
†
(676,977)
NET ASSETS — 100.0% $ 1,967,928,908
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

12 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Blueprint
SM
Balanced Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to
NVIT Blueprint
SM
Balanced Fund (formerly, NVIT Cardinal
SM
Balanced Fund), Nationwide Fund Advisors (“NFA”), assigns a
fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 1,041,704,080 $ – $ – $ 1,041,704,080
Total $ 1,041,704,080 $ – $ – $ 1,041,704,080
Assets excluded from fair value hierarchy
*
$ 926,901,805
Total $ 1,968,605,885
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Capital Appreciation Fund - September 30, 2020 (Unaudited) - Statement of Investments - 13
Investment Companies 100.0%
Shares Value ($)
Equity Funds 69.7%
Nationwide International Small
Cap Fund, Class R6(a) 9,195,393 91,494,158
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y*(a) 14,181,011 147,482,518
NVIT GS International Equity
Insights Fund, Class Y*(a) 37,158,376 352,632,985
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 64,396,592 721,241,827
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 4,703,228 43,928,149
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 22,800,146 234,613,499
Total Equity Funds
(cost $1,533,960,510) 1,591,393,136
Investment Companies
Shares Value ($)
Fixed Income Funds 30.3%
DoubleLine NVIT Total Return
Tactical Fund, Class Y(a) 2,246,554 23,229,368
Nationwide Bond Fund, Class
R6(a) 4,458,860 46,238,374
NVIT Core Bond Fund, Class
Y(a) 19,890,610 231,128,892
NVIT Core Plus Bond Fund,
Class Y(a) 22,531,921 276,691,992
NVIT Short Term Bond Fund,
Class Y(a) 10,994,227 115,769,205
Total Fixed Income Funds
(cost $656,407,558) 693,057,831
Total Investment Companies
(cost $2,190,368,068) 2,284,450,967
Total Investments
(cost $2,190,368,068) — 100.0% 2,284,450,967
Liabilities in excess of other assets — 0.0%
†
(773,014)
NET ASSETS — 100.0% $ 2,283,677,953
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

14 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Blueprint
SM
Capital Appreciation Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to
NVIT Blueprint
SM
Capital Appreciation Fund (formerly, NVIT
Cardinal
SM
Capital Appreciation Fund), Nationwide Fund
Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable
.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 784,551,989 $ – $ – $ 784,551,989
Total $ 784,551,989 $ – $ – $ 784,551,989
Assets excluded from fair value hierarchy
*
$ 1,499,898,978
Total $ 2,284,450,967
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Managed Growth & Income Fund - September 30, 2020 (Unaudited) - Statement of Investments - 15
Investment Companies 96.2%
Shares Value ($)
Equity Funds 47.7%
Nationwide International Small
Cap Fund, Class R6(a) 1,349,884 13,431,347
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y*(a) 2,562,301 26,647,930
NVIT GS International Equity
Insights Fund, Class Y*(a) 7,038,775 66,797,979
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 10,083,728 112,937,750
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,104,874 10,319,526
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 3,570,278 36,738,160
Total Equity Funds
(cost $257,871,218) 266,872,692
Investment Companies
Shares Value ($)
Fixed Income Funds 48.5%
DoubleLine NVIT Total Return
Tactical Fund, Class Y(a) 791,520 8,184,318
Nationwide Bond Fund, Class
R6(a) 1,832,623 19,004,300
NVIT Core Bond Fund, Class
Y(a) 6,540,739 76,003,388
NVIT Core Plus Bond Fund,
Class Y(a) 7,497,432 92,068,461
NVIT Short Term Bond Fund,
Class Y(a) 7,230,593 76,138,143
Total Fixed Income Funds
(cost $258,078,100) 271,398,610
Total Investment Companies
(cost $515,949,318) 538,271,302
Total Investments
(cost $515,949,318) — 96.2% 538,271,302
Other assets in excess of liabilities — 3.8% 21,482,301
NET ASSETS — 100.0% $ 559,753,603
* Denotes a non-income producing security.
(a) Investment in affiliate.
Futures contracts outstanding as of September 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (329) 12/2020 USD (30,485,140) 525,568
Russell 2000 E-Mini Index (58) 12/2020 USD (4,362,760) (16,367)
S&P 500 E-Mini Index (167) 12/2020 USD (27,989,200) (202,127)
S&P Midcap 400 E-Mini Index (55) 12/2020 USD (10,207,450) (39,777)
267,297
At September 30, 2020, the Fund had $6,257,438 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

16 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Blueprint
SM
Managed Growth & Income Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to
NVIT Blueprint
SM
Managed Growth & Income Fund (formerly,
NVIT Cardinal
SM
Managed Growth & Income Fund), Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 525,568 $ – $ – $ 525,568
Investment Companies 284,829,957 – – 284,829,957
Total $ 285,355,525 $ – $ – $ 285,355,525
Assets excluded from fair value hierarchy
*
$ 253,441,345
Total Assets $ 538,796,870
Liabilities:
Futures Contracts $ (258,271) $ – $ – $ (258,271)
Total Liabilities $ (258,271) $ – $ – $ (258,271)
Total $ 538,538,599
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.

NVIT Blueprint
SM
Managed Growth & Income Fund - September 30, 2020 (Unaudited) - Statement of Investments - 17
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The
Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a
baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0%
of the Fund’s assets.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2020:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 525,568
Total $ 525,568
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (258,271)
Total $ (258,271)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Blueprint
SM
Managed Growth Fund
Investment Companies 95.4%
Shares Value ($)
Equity Funds 56.9%
Nationwide International Small
Cap Fund, Class R6(a) 3,549,494 35,317,467
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y*(a) 7,298,658 75,906,041
NVIT GS International Equity
Insights Fund, Class Y*(a) 16,657,115 158,076,019
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 27,618,889 309,331,560
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 2,420,793 22,610,210
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 9,778,844 100,624,304
Total Equity Funds
(cost $675,650,593) 701,865,601
Investment Companies
Shares Value ($)
Fixed Income Funds 38.5%
DoubleLine NVIT Total Return
Tactical Fund, Class Y(a) 1,734,326 17,932,936
Nationwide Bond Fund, Class
R6(a) 2,868,398 29,745,285
NVIT Core Bond Fund, Class
Y(a) 12,284,872 142,750,216
NVIT Core Plus Bond Fund,
Class Y(a) 14,496,056 178,011,573
NVIT Short Term Bond Fund,
Class Y(a) 10,185,401 107,252,268
Total Fixed Income Funds
(cost $451,720,142) 475,692,278
Total Investment Companies
(cost $1,127,370,735) 1,177,557,879
Total Investments
(cost $1,127,370,735) — 95.4% 1,177,557,879
Other assets in excess of liabilities — 4.6% 56,521,489
NET ASSETS — 100.0% $ 1,234,079,368
* Denotes a non-income producing security.
(a) Investment in affiliate.
Futures contracts outstanding as of September 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 113 12/2020 USD 10,470,580 (51,711)
Russell 2000 E-Mini Index 26 12/2020 USD 1,955,720 (7,851)
S&P 500 E-Mini Index 67 12/2020 USD 11,229,200 38,392
S&P Midcap 400 E-Mini Index 22 12/2020 USD 4,082,980 (1,146)
(22,316)
At September 30, 2020, the Fund had $2,361,436 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Blueprint
SM
Managed Growth Fund - September 30, 2020 (Unaudited) - Statement of Investments - 19
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser
to NVIT Blueprint
SM
Managed Growth Fund (formerly, NVIT
Cardinal
SM
Managed Growth Fund), Nationwide Fund Advisors
(“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest
priority to unobservable inputs (Level 3 measurements) when
market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 38,392 $ – $ – $ 38,392
Investment Companies 511,009,745 – – 511,009,745
Total $ 511,048,137 $ – $ – $ 511,048,137
Assets excluded from fair value hierarchy
*
$ 666,548,134
Total Assets $ 1,177,596,271
Liabilities:
Futures Contracts $ (60,708) $ – $ – $ (60,708)
Total Liabilities $ (60,708) $ – $ – $ (60,708)
Total $ 1,177,535,563
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.

20 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Blueprint
SM
Managed Growth Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The
Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a
baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0%
of the Fund’s assets.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2020:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 38,392
Total $ 38,392
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (60,708)
Total $ (60,708)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

BlackRock NVIT Managed Global Allocation Fund - September 30, 2020 (Unaudited) - Statement of Investments - 1
Investment Company 95.4%
Shares Value ($)
Alternative Assets 95.4%
BlackRock Global Allocation VI
Fund, Class I* 16,679,336 305,732,225
Total Alternative Assets
(cost $266,828,339) 305,732,225
Total Investment Company
(cost $266,828,339) 305,732,225
Total Investments
(cost $266,828,339) — 95.4% 305,732,225
Other assets in excess of liabilities — 4.6% 14,775,442
NET ASSETS — 100.0% $ 320,507,667
* Denotes a non-income producing security.
Futures contracts outstanding as of September 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (221) 12/2020 USD (20,477,860) 348,883
Russell 2000 E-Mini Index (3) 12/2020 USD (225,660) 16
S&P 500 E-Mini Index (198) 12/2020 USD (33,184,800) (238,906)
S&P Midcap 400 E-Mini Index (5) 12/2020 USD (927,950) (5,955)
104,038
At September 30, 2020, the Fund had $4,632,342 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

2 - Statement of Investments - September 30, 2020 (Unaudited) - BlackRock NVIT Managed Global Allocation Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 348,899 $ – $ – $ 348,899
Investment Company 305,732,225 – – 305,732,225
Total Assets $ 306,081,124 $ – $ – $ 306,081,124
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (244,861) $ – $ – $ (244,861)
Total Liabilities $ (244,861) $ – $ – $ (244,861)
Total $ 305,836,263 $ – $ – $ 305,836,263
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

BlackRock NVIT Managed Global Allocation Fund - September 30, 2020 (Unaudited) - Statement of Investments - 3
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2020:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 348,899
Total $ 348,899
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (244,861)
Total $ (244,861)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT DFA Capital Appreciation Fund
Investment Companies 95.1%
Shares Value ($)
Equity Funds 75.0%
DFA Emerging Markets Core
Equity Portfolio, Institutional
Class 138,425 2,779,579
DFA International Large Cap
Growth Portfolio 73,723 1,026,221
DFA Real Estate Securities
Portfolio, Institutional Class 36,129 1,279,313
DFA U.S. Core Equity 1 Portfolio,
Institutional Class 230,065 5,882,749
DFA U.S. Small Cap Portfolio,
Institutional Class 50,979 1,529,357
DFA VA International Small
Portfolio 44,109 512,105
DFA VA International Value
Portfolio 152,354 1,502,211
DFA VA U.S. Large Value
Portfolio 201,494 4,606,154
Total Equity Funds
(cost $19,331,391) 19,117,689
Fixed Income Funds 20.1%
DFA Intermediate Government
Fixed Income Portfolio,
Institutional Class 55,934 776,369
DFA VA Global Bond Portfolio 410,069 4,350,836
Total Fixed Income Funds
(cost $5,085,885) 5,127,205
Total Investment Companies
(cost $24,417,276) 24,244,894
Investment Contract 5.0%
Principal
Amount ($)
Nationwide Contract, 2.25%
^∞(a)(b) 1,287,007 1,287,007
Total Investment Contract
(cost $1,287,007) 1,287,007
Total Investments
(cost $25,704,283) — 100.1% 25,531,901
Liabilities in excess of other assets — (0.1)% (28,772)
NET ASSETS — 100.0% $ 25,503,129
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(b) Investment in affiliate.

NVIT DFA Capital Appreciation Fund - September 30, 2020 (Unaudited) - Statement of Investments - 5
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 24,244,894 $ – $ – $ 24,244,894
Investment Contract – – 1,287,007 1,287,007
Total $ 24,244,894 $ – $ 1,287,007 $ 25,531,901
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

6 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT DFA Capital Appreciation Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of December 31, 2019 $ 2,400,180 $ 2,400,180
Purchases
*
345,898 345,898
Sales (1,459,071) (1,459,071)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of September 30, 2020 $ 1,287,007 $ 1,287,007
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.25% (2.25%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance
Company has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT DFA Moderate Fund - September 30, 2020 (Unaudited) - Statement of Investments - 7
Investment Companies 90.2%
Shares Value ($)
Equity Funds 65.6%
DFA Emerging Markets Core
Equity Portfolio, Institutional
Class 62,885 1,262,736
DFA International Large Cap
Growth Portfolio 156,539 2,179,016
DFA U.S. Core Equity 1 Portfolio,
Institutional Class 291,025 7,441,512
DFA U.S. Small Cap Portfolio,
Institutional Class 31,099 932,980
DFA VA International Small
Portfolio 83,142 965,279
DFA VA International Value
Portfolio 276,093 2,722,277
DFA VA U.S. Large Value
Portfolio 201,417 4,604,398
Total Equity Funds
(cost $19,538,691) 20,108,198
Fixed Income Funds 24.6%
DFA Intermediate Government
Fixed Income Portfolio,
Institutional Class 174,807 2,426,325
DFA Intermediate Term Extended
Quality Portfolio 126,894 1,506,229
DFA Investment Grade Portfolio 125,869 1,511,689
DFA Short Duration Real Return
Portfolio, Institutional Class 210,830 2,116,736
Total Fixed Income Funds
(cost $7,096,165) 7,560,979
Total Investment Companies
(cost $26,634,856) 27,669,177
Investment Contract 9.9%
Principal
Amount ($)
Nationwide Contract, 2.25%
^∞(a)(b) 3,038,054 3,038,054
Total Investment Contract
(cost $3,038,054) 3,038,054
Total Investments
(cost $29,672,910) — 100.1% 30,707,231
Liabilities in excess of other assets — (0.1)% (31,304)
NET ASSETS — 100.0% $ 30,675,927
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(b) Investment in affiliate.

8 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT DFA Moderate Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 27,669,177 $ – $ – $ 27,669,177
Investment Contract – – 3,038,054 3,038,054
Total $ 27,669,177 $ – $ 3,038,054 $ 30,707,231
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

NVIT DFA Moderate Fund - September 30, 2020 (Unaudited) - Statement of Investments - 9
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of December 31, 2019 $ 4,453,513 $ 4,453,513
Purchases
*
715,254 715,254
Sales (2,130,713) (2,130,713)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of September 30, 2020 $ 3,038,054 $ 3,038,054
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.25% (2.25%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance
Company has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT iShares
®
Fixed Income ETF Fund
Exchange-Traded Funds 98.8%
Shares Value ($)
Fixed Income Funds 98.8%
iShares Core 10+ Year USD
Bond ETF(a) 21,907 1,654,075
iShares Core 1-5 Year USD
Bond ETF 48,404 2,495,226
iShares Core Total USD Bond
Market ETF 30,655 1,667,019
iShares Core U.S. Aggregate
Bond ETF 70,036 8,268,450
iShares MBS ETF(a) 14,853 1,639,771
iShares U.S. Treasury Bond
ETF(a) 29,254 817,650
Total Exchange-Traded Funds
(cost $16,158,557) 16,542,191
Repurchase Agreement 8.6%
Principal
Amount ($)
Bank of America NA, 0.08%,
dated 9/30/2020, due
10/1/2020, repurchase price
$1,436,275, collateralized
by U.S. Government Agency
Securities, 3.00%, maturing
7/20/2049; total market
value $1,464,997.(b) 1,436,272 1,436,272
Total Repurchase Agreement
(cost $1,436,272) 1,436,272
Total Investments
(cost $17,594,829) — 107.4% 17,978,463
Liabilities in excess of other assets — (7.4)% (1,242,436)
NET ASSETS — 100.0% $ 16,736,027
(a) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on
loan at September 30, 2020 was $1,403,295, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $1,436,272.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2020 was
$1,436,272.
ETF Exchange Traded Fund

NVIT iShares
®
Fixed Income ETF Fund - September 30, 2020 (Unaudited) - Statement of Investments - 11
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 16,542,191 $ – $ – $ 16,542,191
Repurchase Agreement – 1,436,272 – 1,436,272
Total $ 16,542,191 $ 1,436,272 $ – $ 17,978,463
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT iShares
®
Global Equity ETF Fund
Exchange-Traded Funds 95.0%
Shares Value ($)
Equity Funds 95.0%
iShares Core MSCI EAFE ETF 15,541 936,811
iShares Core MSCI International
Developed Markets ETF(a) 19,598 1,057,508
iShares Core S&P 500 ETF 1,740 584,744
iShares Core S&P Mid-Cap ETF 7,777 1,441,156
iShares Core S&P Small-Cap
ETF(a) 3,681 258,517
iShares Core S&P Total U.S.
Stock Market ETF(a) 30,279 2,285,762
iShares MSCI USA Momentum
Factor ETF 1,231 181,449
iShares MSCI USA Multifactor
ETF(a) 22,625 751,150
iShares MSCI USA Quality
Factor ETF 1,620 168,059
iShares MSCI USA Size Factor
ETF(a) 1,766 165,598
iShares MSCI USA Small-Cap
Multifactor ETF(a) 3,397 126,606
iShares MSCI USA Value Factor
ETF(a) 2,038 150,364
Total Exchange-Traded Funds
(cost $7,248,626) 8,107,724
Repurchase Agreements 23.2%
Principal
Amount ($)
Bank of America NA, 0.08%,
dated 9/30/2020, due
10/1/2020, repurchase price
$1,478,870, collateralized
by U.S. Government Agency
Securities, 3.00%, maturing
7/20/2049; total market
value $1,508,444.(b) 1,478,867 1,478,867
  Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 0.14%, dated
9/30/2020, due 10/1/2020,
repurchase price $500,002,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 11/1/2020
- 8/20/2070; total market
value $510,000.(b) 500,000 500,000
Total Repurchase Agreements
(cost $1,978,867) 1,978,867
Total Investments
(cost $9,227,493) — 118.2% 10,086,591
Liabilities in excess of other assets
— (18.2)% (1,553,821)
NET ASSETS — 100.0% $ 8,532,770
(a) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on
loan at September 30, 2020 was $1,964,366, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $1,978,867 and by $16,829
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 1.13% – 2.25%, and
maturity dates ranging from 5/15/2040 – 8/15/2049, a total
value of $1,995,696.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2020 was
$1,978,867.
ETF Exchange Traded Fund

NVIT iShares
®
Global Equity ETF Fund - September 30, 2020 (Unaudited) - Statement of Investments - 13
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 8,107,724 $ – $ – $ 8,107,724
Repurchase Agreements – 1,978,867 – 1,978,867
Total $ 8,107,724 $ 1,978,867 $ – $ 10,086,591
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Managed American Funds Asset Allocation Fund
Investment Company 95.6%
Shares Value ($)
Balanced Fund 95.6%
American Funds Asset Allocation
Fund, Class 1*,(a) 91,678,493 2,244,289,517
Total Investment Company
(cost $2,031,001,285) 2,244,289,517
Total Investments
(cost $2,031,001,285) — 95.6% 2,244,289,517
Other assets in excess of liabilities — 4.4% 102,119,896
NET ASSETS — 100.0% $ 2,346,409,413
Futures contracts outstanding as of September 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (409) 12/2020 USD (37,897,940) 594,933
Russell 2000 E-Mini Index (102) 12/2020 USD (7,672,440) (25,361)
S&P 500 E-Mini Index (1,434) 12/2020 USD (240,338,400) (1,696,479)
S&P Midcap 400 E-Mini Index (36) 12/2020 USD (6,681,240) (31,222)
(1,158,129)
(1,158,129)
At September 30, 2020, the Fund had $23,677,368 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Managed American Funds Asset Allocation Fund - September 30, 2020 (Unaudited) - Statement of Investments - 15
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 594,933 $ – $ – $ 594,933
Investment Company 2,244,289,517 – – 2,244,289,517
Total Assets $ 2,244,884,450 $ – $ – $ 2,244,884,450
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (1,753,062) $ – $ – $ (1,753,062)
Total Liabilities $ (1,753,062) $ – $ – $ (1,753,062)
Total $ 2,243,131,388 $ – $ – $ 2,243,131,388
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

16 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Managed American Funds Asset Allocation Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2020:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 594,933
Total $ 594,933
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (1,753,062)
Total $ (1,753,062)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Managed American Funds Growth-Income Fund - September 30, 2020 (Unaudited) - Statement of Investments - 17
Investment Company 93.2%
Shares Value ($)
Equity Fund 93.2%
American Funds Growth-Income
Fund, Class 1 10,168,102 509,015,175
Total Investment Company
(cost $472,266,804) 509,015,175
Total Investments
(cost $472,266,804) — 93.2% 509,015,175
Other assets in excess of liabilities — 6.8% 37,100,897
NET ASSETS — 100.0% $ 546,116,072
Futures contracts outstanding as of September 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (121) 12/2020 USD (11,211,860) 189,959
Russell 2000 E-Mini Index (15) 12/2020 USD (1,128,300) (2,507)
S&P 500 E-Mini Index (515) 12/2020 USD (86,314,000) (577,535)
S&P Midcap 400 E-Mini Index (16) 12/2020 USD (2,969,440) (8,845)
(398,928)
At September 30, 2020, the Fund had $8,185,452 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

18 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Managed American Funds Growth-Income Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 189,959 $ – $ – $ 189,959
Investment Company 509,015,175 – – 509,015,175
Total Assets $ 509,205,134 $ – $ – $ 509,205,134
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (588,887) $ – $ – $ (588,887)
Total Liabilities $ (588,887) $ – $ – $ (588,887)
Total $ 508,616,247 $ – $ – $ 508,616,247
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

NVIT Managed American Funds Growth-Income Fund - September 30, 2020 (Unaudited) - Statement of Investments - 19
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2020:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 189,959
Total $ 189,959
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (588,887)
Total $ (588,887)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT J.P.Morgan Mozaic Multi-Asset Fund - September 30, 2020 (Unaudited) - Consolidated Statement of Investments - 1
Corporate Bonds 13.1%
Principal
Amount ($) Value ($)
CANADA 5.2%
Capital Markets 2.4%
CPPIB Capital, Inc., Reg.
S, 2.38%, 1/29/2021 315,000 317,168
Electric Utilities 2.8%
Hydro-Quebec, 9.40%,
2/1/2021 350,000 360,321
677,489
FRANCE 1.7%
Transportation Infrastructure 1.7%
SNCF Reseau , Reg. S,
2.00%, 10/13/2020 220,000 220,092
GERMANY 3.8%
Banks 3.8%
Kreditanstalt fuer
Wiederaufbau , 1.88%,
12/15/2020 150,000 150,523
Landwirtschaftliche
Rentenbank , Reg. S,
2.38%, 3/24/2021 350,000 353,559
504,082
SOUTH KOREA 2.4%
Banks 2.4%
Korea Development Bank
(The), 2.50%, 1/13/2021 318,000 319,663
Total Corporate Bonds
(cost $1,720,233) 1,721,326
Foreign Government Securities 18.8%
CANADA 2.4%
Province of Ontario,
2.55%, 2/12/2021 310,000 312,539
GERMANY 2.7%
FMS Wertmanagement
AoeR , 1.38%, 6/8/2021 350,000 352,782
JAPAN 6.1%
Japan Bank for
International
Cooperation, 1.88%,
4/20/2021 500,000 504,256
Japan Finance
Organization for
Municipalities, 4.00%,
1/13/2021 300,000 302,992
$ 807,248
Foreign Government Securities
Principal
Amount ($) Value ($)
NORWAY 3.8%
Kommunalbanken
A/S, Reg. S, 1.50%,
8/31/2021 500,000 505,475
SWEDEN 3.8%
Svensk Exportkredit AB,
1.75%, 3/10/2021 500,000 503,234
Total Foreign Government Securities
(cost $2,480,001) 2,481,278
Supranational 17.3%
African Development
Bank, 2.63%, 3/22/2021 315,000 318,468
European Bank for
Reconstruction &
Development, 2.00%,
2/1/2021 315,000 316,790
European Investment
Bank, 4.00%, 2/16/2021 315,000 319,441
Inter-American
Development Bank,
2.63%, 4/19/2021 500,000 506,585
International Finance
Corp., 1.13%, 7/20/2021 500,000 503,654
Nordic Investment Bank,
1.63%, 11/20/2020 320,000 320,595
Total Supranational
(cost $2,285,155) 2,285,533
Total Investments
(cost $6,485,389) — 49.2% 6,488,137
Other assets in excess of liabilities — 50.8% 6,698,704
NET ASSETS — 100.0%
$ 13,186,841
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

2 - Consolidated Statement of Investments - September 30, 2020 (Unaudited) - NVIT J.P.Morgan Mozaic Multi-Asset Fund
Futures contracts outstanding as of September 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
LME Aluminum Base Metal 7 11/2020 USD 306,644 (6,619)
LME Nickel Base Metal 2 11/2020 USD 174,015 (11,766)
LME Zinc Base Metal 4 11/2020 USD 239,700 (9,912)
Copper 8 12/2020 USD 606,500 229
Micro Gold 31 12/2020 USD 587,605 7,351
Mini-DAX Index 8 12/2020 EUR 599,310 (12,466)
NASDAQ 100 E-Mini Index 25 12/2020 USD 570,363 683
S&P 500 E-Mini Index 34 12/2020 USD 569,840 (7,595)
Silver 2 12/2020 USD 234,940 (43,915)
TOPIX Index 5 12/2020 JPY 770,635 13,201
U.S. Treasury 10 Year Note 30 12/2020 USD 4,185,937 8,453
U.S. Treasury Long Bond 9 12/2020 USD 1,586,530 (1,574)
U.S. Treasury Ultra Bond 4 12/2020 USD 887,250 (4,329)
(68,259)
At September 30, 2020, the Fund had $429,336 segregated as collateral with the broker for open futures contracts.
Currency:
EUR Euro
JPY Japanese Yen
USD United States Dollar

NVIT J.P.Morgan Mozaic Multi-Asset Fund - September 30, 2020 (Unaudited) - Consolidated Statement of Investments - 3
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Corporate Bonds $ – $ 1,721,326 $ – $ 1,721,326
Foreign Government Securities – 2,481,278 – 2,481,278
Futures Contracts 29,917 – – 29,917
Supranational – 2,285,533 – 2,285,533
Total Assets $ 29,917 $ 6,488,137 $ – $ 6,518,054
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (98,176) $ – $ – $ (98,176)
Total Liabilities $ (98,176) $ – $ – $ (98,176)
Total $ (68,259) $ 6,488,137 $ – $ 6,419,878
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

4 - Consolidated Statement of Investments - September 30, 2020 (Unaudited) - NVIT J.P.Morgan Mozaic Multi-Asset Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2020:
Assets: Fair Value
Futures Contracts
Commodity risk Unrealized appreciation from futures contracts $ 7,580
Equity risk Unrealized appreciation from futures contracts 13,884
Interest rate risk Unrealized appreciation from futures contracts 8,453
Total $ 29,917
Liabilities:
Futures Contracts
Commodity risk Unrealized depreciation from futures contracts $ (72,212)
Equity risk Unrealized depreciation from futures contracts (20,061)
Interest rate risk Unrealized depreciation from futures contracts (5,903)
Total $ (98,176)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

BlackRock NVIT Equity Dividend Fund - September 30, 2020 (Unaudited) - Statement of Investments - 1
Common Stocks 91.5%
Shares Value ($)
Aerospace & Defense 2.3%
BAE Systems plc 1,399,634 8,657,442
Air Freight & Logistics 0.4%
FedEx Corp. 5,620 1,413,542
Automobiles 1.5%
General Motors Co. 193,910 5,737,797
Banks 9.0%
Bank of America Corp. 459,062 11,058,804
Citigroup, Inc. 229,713 9,902,927
JPMorgan Chase & Co. 47,884 4,609,793
Wells Fargo & Co. 368,594 8,665,645
34,237,169
Beverages 2.4%
Coca-Cola Co. (The) 77,080 3,805,440
Constellation Brands, Inc.,
Class A 28,000 5,306,280
9,111,720
Capital Markets 5.0%
Charles Schwab Corp. (The)
(a) 145,530 5,272,552
CME Group, Inc. 17,500 2,927,925
Morgan Stanley 97,961 4,736,414
Raymond James Financial,
Inc.(a) 82,440 5,998,335
18,935,226
Chemicals 2.0%
Corteva , Inc. 73,277 2,111,110
DuPont de Nemours, Inc. 51,118 2,836,027
PPG Industries, Inc. 20,580 2,512,406
7,459,543
Communications Equipment 1.7%
Cisco Systems, Inc. 76,265 3,004,079
Motorola Solutions, Inc. 22,609 3,545,317
6,549,396
Consumer Finance 0.9%
American Express Co. 32,120 3,220,030
Diversified Financial Services 2.4%
Berkshire Hathaway, Inc.,
Class B* 31,630 6,735,292
Equitable Holdings, Inc. 131,778 2,403,631
9,138,923
Diversified Telecommunication Services 4.1%
Verizon Communications, Inc. 260,537 15,499,346
Electric Utilities 1.5%
Edison International 61,490 3,126,151
PPL Corp. 80,956 2,202,813
Siemens Energy AG* 18,875 508,990
5,837,954
Food Products 1.2%
Danone SA 35,620 2,303,941
Nestle SA (Registered) 19,989 2,371,477
4,675,418
Health Care Equipment & Supplies 5.6%
Alcon, Inc.* 70,706 4,014,266
Koninklijke Philips NV* 154,688 7,287,389
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Medtronic plc 95,716 9,946,807
21,248,462
Health Care Providers & Services 6.0%
Anthem, Inc. 27,910 7,496,347
CVS Health Corp. 87,067 5,084,713
Humana, Inc. 3,850 1,593,476
McKesson Corp. 19,998 2,978,302
UnitedHealth Group, Inc. 18,530 5,777,098
22,929,936
Household Durables 1.2%
Newell Brands, Inc. 145,459 2,496,077
Sony Corp. 25,300 1,935,068
4,431,145
Household Products 1.4%
Henkel AG & Co. KGaA
(Preference) 52,480 5,495,232
Industrial Conglomerates 2.3%
General Electric Co. 614,337 3,827,320
Siemens AG (Registered) 37,750 4,773,325
8,600,645
Insurance 6.4%
Allstate Corp. (The) 26,139 2,460,726
American International Group,
Inc. 266,619 7,340,021
Arthur J Gallagher & Co. 69,270 7,313,527
Fidelity National Financial, Inc. 82,427 2,580,789
MetLife, Inc. 128,389 4,772,219
24,467,282
IT Services 3.9%
Cognizant Technology
Solutions Corp., Class A 129,520 8,991,278
Visa, Inc., Class A(a) 29,981 5,995,301
14,986,579
Media 3.2%
Comcast Corp., Class A 176,161 8,149,208
Fox Corp., Class A 126,990 3,534,132
Fox Corp., Class B 17,800 497,866
12,181,206
Multiline Retail 0.3%
Dollar General Corp. 6,089 1,276,376
Multi-Utilities 2.0%
NiSource, Inc. 86,660 1,906,520
Public Service Enterprise
Group, Inc. 100,481 5,517,412
7,423,932
Oil, Gas & Consumable Fuels 5.3%
BP plc 675,760 1,962,007
ConocoPhillips 82,780 2,718,495
Equinor ASA 221,000 3,118,886
Marathon Petroleum Corp. 172,530 5,062,030
Pioneer Natural Resources
Co. 42,427 3,648,298
Williams Cos., Inc. (The) 190,016 3,733,814
20,243,530

2 - Statement of Investments - September 30, 2020 (Unaudited) - BlackRock NVIT Equity Dividend Fund
Common Stocks
Shares Value ($)
Personal Products 2.3%
Unilever NV, NYRS-UK 144,353 8,718,921
Pharmaceuticals 5.3%
AstraZeneca plc 47,503 5,170,272
Bayer AG (Registered) 100,451 6,278,256
Sanofi 84,860 8,508,833
19,957,361
Road & Rail 1.0%
Union Pacific Corp. 20,190 3,974,805
Semiconductors & Semiconductor Equipment 1.4%
Applied Materials, Inc. 30,980 1,841,761
NXP Semiconductors NV 27,670 3,453,493
5,295,254
Software 2.1%
CDK Global, Inc. 41,124 1,792,595
Microsoft Corp. 21,635 4,550,490
Open Text Corp. 42,242 1,784,302
8,127,387
Specialty Retail 2.5%
Lowe's Cos., Inc. 20,710 3,434,961
Ross Stores, Inc. 39,950 3,728,134
TJX Cos., Inc. (The) 38,920 2,165,898
9,328,993
Technology Hardware, Storage & Peripherals 2.3%
Samsung Electronics Co. Ltd.,
GDR-KR Reg. S 6,940 8,787,581
Tobacco 2.0%
Altria Group, Inc. 176,944 6,837,116
British American Tobacco plc 23,240 835,315
7,672,431
Trading Companies & Distributors 0.6%
Ferguson plc 24,270 2,441,959
Total Common Stocks
(cost $327,319,893) 348,062,523
Master Limited Partnership 1.3%
Oil, Gas & Consumable Fuels 1.3%
Enterprise Products Partners
LP 305,831 4,829,071
Total Master Limited Partnership
(cost  $7,140,402)
4,829,071
Total Investments
(cost $334,460,295) — 92.8% 352,891,594
Other assets in excess of liabilities — 7.2% 27,279,044
NET ASSETS — 100.0%
$ 380,170,638
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on loan
at September 30, 2020 was $11,281,346, which was
collateralized by $11,432,748 in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 10/15/2020
– 2/15/2050.
GDR Global Depositary Receipt
KR South Korea
NYRS New York Registry Shares
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
UK United Kingdom

BlackRock NVIT Equity Dividend Fund - September 30, 2020 (Unaudited) - Statement of Investments - 3
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

4 - Statement of Investments - September 30, 2020 (Unaudited) - BlackRock NVIT Equity Dividend Fund
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 8,657,442 $ – $ 8,657,442
Air Freight & Logistics 1,413,542 – – 1,413,542
Automobiles 5,737,797 – – 5,737,797
Banks 34,237,169 – – 34,237,169
Beverages 9,111,720 – – 9,111,720
Capital Markets 18,935,226 – – 18,935,226
Chemicals 7,459,543 – – 7,459,543
Communications Equipment 6,549,396 – – 6,549,396
Consumer Finance 3,220,030 – – 3,220,030
Diversified Financial Services 9,138,923 – – 9,138,923
Diversified Telecommunication Services 15,499,346 – – 15,499,346
Electric Utilities 5,837,954 – – 5,837,954
Food Products – 4,675,418 – 4,675,418
Health Care Equipment & Supplies 9,946,807 11,301,655 – 21,248,462
Health Care Providers & Services 22,929,936 – – 22,929,936
Household Durables 2,496,077 1,935,068 – 4,431,145
Household Products – 5,495,232 – 5,495,232
Industrial Conglomerates 3,827,320 4,773,325 – 8,600,645
Insurance 24,467,282 – – 24,467,282
IT Services 14,986,579 – – 14,986,579
Media 12,181,206 – – 12,181,206
Multiline Retail 1,276,376 – – 1,276,376
Multi-Utilities 7,423,932 – – 7,423,932
Oil, Gas & Consumable Fuels 15,162,637 5,080,893 – 20,243,530
Personal Products 8,718,921 – – 8,718,921
Pharmaceuticals – 19,957,361 – 19,957,361
Road & Rail 3,974,805 – – 3,974,805
Semiconductors & Semiconductor
Equipment 5,295,254 – – 5,295,254
Software 8,127,387 – – 8,127,387
Specialty Retail 9,328,993 – – 9,328,993
Technology Hardware, Storage &
Peripherals – 8,787,581 – 8,787,581
Tobacco 6,837,116 835,315 – 7,672,431
Trading Companies & Distributors – 2,441,959 – 2,441,959
Total Common Stocks $ 274,121,274 $ 73,941,249 $ – $ 348,062,523
Master Limited Partnership 4,829,071 – – 4,829,071
Total $ 278,950,345 $ 73,941,249 $ – $ 352,891,594
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Neuberger Berman NVIT Multi Cap Opportunities Fund - September 30, 2020 (Unaudited) - Statement of Investments - 5
Common Stocks 99.9%
Shares Value ($)
Aerospace & Defense 2.0%
Raytheon Technologies Corp. 72,000 4,142,880
Banks 2.9%
JPMorgan Chase & Co. 64,000 6,161,280
Capital Markets 6.8%
Brookfield Asset Management,
Inc., Class A 245,000 8,099,700
Charles Schwab Corp. (The) 90,000 3,260,700
Intercontinental Exchange, Inc. 28,000 2,801,400
14,161,800
Chemicals 2.0%
Sherwin-Williams Co. (The) 6,000 4,180,440
Communications Equipment 6.5%
Cisco Systems, Inc. 158,000 6,223,620
Motorola Solutions, Inc. 47,000 7,370,070
13,593,690
Construction Materials 1.2%
Eagle Materials, Inc. 30,000 2,589,600
Containers & Packaging 3.9%
Ball Corp. 98,000 8,145,760
Diversified Financial Services 4.9%
Berkshire Hathaway, Inc.,
Class B* 48,000 10,221,120
Electrical Equipment 1.9%
Rockwell Automation, Inc. 18,500 4,082,580
Entertainment 3.1%
Activision Blizzard, Inc. 45,000 3,642,750
Walt Disney Co. (The) 22,500 2,791,800
6,434,550
Food & Staples Retailing 2.7%
BJ's Wholesale Club Holdings,
Inc.* 67,000 2,783,850
US Foods Holding Corp.* 130,000 2,888,600
5,672,450
Food Products 3.0%
Lamb Weston Holdings, Inc. 46,000 3,048,420
Mondelez International, Inc.,
Class A 57,000 3,274,650
6,323,070
Health Care Equipment & Supplies 2.7%
Hill-Rom Holdings, Inc. 67,000 5,595,170
Health Care Providers & Services 3.2%
HCA Healthcare, Inc. 54,000 6,732,720
Hotels, Restaurants & Leisure 5.0%
Aramark 135,000 3,570,750
Las Vegas Sands Corp. 61,000 2,846,260
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
McDonald's Corp. 19,000 4,170,310
10,587,320
Household Products 1.0%
WD-40 Co. 11,000 2,082,410
Insurance 3.2%
Chubb Ltd. 35,000 4,064,200
Progressive Corp. (The) 27,000 2,556,090
6,620,290
Interactive Media & Services 4.4%
Alphabet, Inc., Class C* 6,300 9,258,480
Internet & Direct Marketing Retail 2.9%
Amazon.com, Inc.* 1,900 5,982,587
IT Services 3.4%
PayPal Holdings, Inc.* 36,000 7,093,080
Leisure Products 0.6%
Brunswick Corp. 23,000 1,354,930
Machinery 6.1%
Allison Transmission Holdings,
Inc. 85,000 2,986,900
Nordson Corp. 17,000 3,260,940
Stanley Black & Decker, Inc. 41,000 6,650,200
12,898,040
Media 4.4%
Cable One, Inc. 1,500 2,828,145
Comcast Corp., Class A 140,000 6,476,400
9,304,545
Pharmaceuticals 2.2%
Pfizer, Inc. 125,000 4,587,500
Road & Rail 3.0%
CSX Corp. 81,000 6,291,270
Software 4.9%
Microsoft Corp. 49,000 10,306,170
Specialty Retail 3.0%
Lowe's Cos., Inc. 37,500 6,219,750
Technology Hardware, Storage & Peripherals 5.7%
Apple, Inc. 104,000 12,044,240
Textiles, Apparel & Luxury Goods 3.3%
Columbia Sportswear Co. 23,000 2,000,540
NIKE, Inc., Class B 39,000 4,896,060
6,896,600
Total Investments
(cost $130,907,478) — 99.9% 209,564,322
Other assets in excess of liabilities — 0.1% 175,954
NET ASSETS — 100.0%
$ 209,740,276
* Denotes a non-income producing security.

6 - Statement of Investments - September 30, 2020 (Unaudited) - Neuberger Berman NVIT Multi Cap Opportunities Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

Neuberger Berman NVIT Multi Cap Opportunities Fund - September 30, 2020 (Unaudited) - Statement of Investments - 7
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 209,564,322 $ – $ – $ 209,564,322
Total $ 209,564,322 $ – $ – $ 209,564,322
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
Common Stocks 97.3%
Shares Value ($)
Air Freight & Logistics 1.6%
CH Robinson Worldwide, Inc.
(a) 75,716 7,737,418
Expeditors International of
Washington, Inc. 36,787 3,329,959
11,067,377
Banks 0.9%
JPMorgan Chase & Co. 39,271 3,780,619
SVB Financial Group* 10,779 2,593,643
6,374,262
Beverages 3.3%
Brown-Forman Corp., Class B 4,800 361,536
Coca-Cola Co. (The) 90,804 4,482,994
Constellation Brands, Inc.,
Class A 5,726 1,085,134
Monster Beverage Corp.* 81,641 6,547,608
PepsiCo, Inc. 71,839 9,956,885
22,434,157
Biotechnology 3.3%
Alkermes plc*(a) 15,392 255,046
Amgen, Inc. 7,697 1,956,270
Biogen, Inc.* 18,499 5,247,796
Exelixis , Inc.* 9,684 236,774
Gilead Sciences, Inc. 41,439 2,618,530
Incyte Corp.* 10,343 928,181
Regeneron Pharmaceuticals,
Inc.* 11,990 6,711,762
Seattle Genetics, Inc.* 4,597 899,587
Vertex Pharmaceuticals, Inc.* 14,161 3,853,491
22,707,437
Capital Markets 1.5%
BlackRock, Inc. 3,382 1,905,926
Cboe Global Markets, Inc. 3,060 268,485
CME Group, Inc. 16,807 2,811,979
MarketAxess Holdings, Inc. 2,112 1,017,118
SEI Investments Co. 27,358 1,387,598
T. Rowe Price Group, Inc. 22,170 2,842,637
10,233,743
Chemicals 3.1%
Air Products & Chemicals, Inc. 4,353 1,296,585
Ecolab, Inc. 47,967 9,585,725
Linde plc 24,989 5,950,631
NewMarket Corp. 750 256,740
PPG Industries, Inc. 19,121 2,334,292
Sherwin-Williams Co. (The) 2,233 1,555,820
20,979,793
Commercial Services & Supplies 2.2%
Copart , Inc.* 15,158 1,594,015
Republic Services, Inc. 48,094 4,489,575
Rollins, Inc. 5,457 295,715
Waste Management, Inc. 75,198 8,510,158
14,889,463
Communications Equipment 0.6%
Cisco Systems, Inc. 102,561 4,039,878
F5 Networks, Inc.* 1,700 208,709
4,248,587
Common Stocks
Shares Value ($)
Consumer Finance 0.1%
American Express Co. 5,511 552,478
Distributors 0.1%
Pool Corp. 1,022 341,900
Diversified Telecommunication Services 1.5%
AT&T, Inc. 11,181 318,771
Verizon Communications, Inc. 165,731 9,859,337
10,178,108
Electric Utilities 5.1%
Alliant Energy Corp. 5,271 272,247
American Electric Power Co.,
Inc. 76,162 6,224,720
Duke Energy Corp.(a) 43,285 3,833,320
Evergy , Inc. 42,188 2,143,994
Eversource Energy 42,108 3,518,123
NextEra Energy, Inc. 34,652 9,618,009
Pinnacle West Capital Corp. 51,852 3,865,567
Xcel Energy, Inc. 76,481 5,277,954
34,753,934
Electrical Equipment 1.0%
Eaton Corp. plc 40,024 4,083,649
Emerson Electric Co. 8,211 538,395
Rockwell Automation, Inc. 8,297 1,830,982
6,453,026
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A 4,613 499,450
Cognex Corp. 46,013 2,995,446
Dolby Laboratories, Inc., Class
A 3,451 228,732
National Instruments Corp. 16,145 576,377
4,300,005
Entertainment 0.4%
Electronic Arts, Inc.* 2,239 291,988
Spotify Technology SA* 2,545 617,341
Take-Two Interactive Software,
Inc.* 5,816 960,919
Walt Disney Co. (The) 4,946 613,700
2,483,948
Equity Real Estate Investment Trusts (REITs) 0.3%
Public Storage 9,802 2,183,101
Food & Staples Retailing 4.0%
Casey's General Stores, Inc. 3,425 608,451
Costco Wholesale Corp. 28,392 10,079,160
Kroger Co. (The) 181,794 6,164,634
Sprouts Farmers Market,
Inc.*(a) 10,030 209,928
Walmart, Inc. 71,970 10,069,323
27,131,496
Food Products 3.8%
Campbell Soup Co.(a) 14,807 716,215
Flowers Foods, Inc. 82,304 2,002,456
General Mills, Inc. 15,780 973,311
Hain Celestial Group, Inc.
(The)* 8,566 293,814
Hershey Co. (The) 21,633 3,100,874
Hormel Foods Corp.(a) 171,715 8,395,146
J M Smucker Co. (The) 9,691 1,119,504

NVIT AQR Large Cap Defensive Style Fund - September 30, 2020 (Unaudited) - Statement of Investments - 9
Common Stocks
Shares Value ($)
Food Products
Lamb Weston Holdings, Inc.(a) 12,867 852,696
McCormick & Co., Inc.
(Non-Voting) 16,627 3,227,301
Mondelez International, Inc.,
Class A 95,057 5,461,025
26,142,342
Gas Utilities 0.6%
Atmos Energy Corp. 40,099 3,833,063
Health Care Equipment & Supplies 3.4%
Abbott Laboratories 84,286 9,172,846
Danaher Corp. 1,513 325,794
Edwards Lifesciences Corp.* 42,664 3,405,441
IDEXX Laboratories, Inc.* 3,391 1,333,036
Intuitive Surgical, Inc.* 12,532 8,891,955
23,129,072
Health Care Providers & Services 2.7%
Anthem, Inc. 10,449 2,806,497
Chemed Corp. 3,860 1,854,151
Henry Schein, Inc.* 58,744 3,452,973
UnitedHealth Group, Inc. 31,838 9,926,133
18,039,754
Health Care Technology 0.1%
Veeva Systems, Inc., Class A* 2,788 783,958
Household Products 3.8%
Church & Dwight Co., Inc. 23,712 2,222,051
Clorox Co. (The) 32,922 6,919,217
Colgate-Palmolive Co. 75,815 5,849,127
Kimberly-Clark Corp. 8,692 1,283,461
Procter & Gamble Co. (The) 70,942 9,860,229
26,134,085
Industrial Conglomerates 1.2%
3M Co. 25,461 4,078,343
Honeywell International, Inc. 25,513 4,199,695
8,278,038
Insurance 4.7%
Allstate Corp. (The) 61,523 5,791,775
Aon plc, Class A(a) 1,560 321,828
Chubb Ltd. 21,674 2,516,785
Everest Re Group Ltd. 15,030 2,969,026
Markel Corp.* 1,291 1,257,047
Marsh & McLennan Cos., Inc. 38,056 4,365,023
Progressive Corp. (The) 104,695 9,911,476
RenaissanceRe Holdings Ltd. 11,219 1,904,313
Travelers Cos., Inc. (The) 25,638 2,773,775
31,811,048
Interactive Media & Services 2.9%
Alphabet, Inc., Class A* 6,782 9,939,699
Facebook, Inc., Class A* 38,233 10,013,223
19,952,922
Internet & Direct Marketing Retail 2.0%
Amazon.com, Inc.* 3,098 9,754,765
Booking Holdings, Inc.* 2,363 4,042,337
13,797,102
IT Services 6.5%
Accenture plc, Class A 43,341 9,794,633
Akamai Technologies, Inc.* 28,480 3,148,179
Common Stocks
Shares Value ($)
IT Services
Amdocs Ltd.(a) 22,586 1,296,662
Automatic Data Processing,
Inc. 13,213 1,843,081
Broadridge Financial
Solutions, Inc. 2,776 366,432
Jack Henry & Associates, Inc. 14,105 2,293,332
Mastercard , Inc., Class A 29,171 9,864,757
Paychex, Inc. 55,526 4,429,309
VeriSign, Inc.* 7,767 1,591,070
Visa, Inc., Class A(a) 48,749 9,748,338
44,375,793
Life Sciences Tools & Services 2.6%
Agilent Technologies, Inc. 3,763 379,837
Bio- Techne Corp. 1,164 288,358
Illumina, Inc.* 5,382 1,663,469
Mettler -Toledo International,
Inc.* 5,348 5,164,831
QIAGEN NV* 5,163 269,818
Thermo Fisher Scientific, Inc. 20,944 9,247,195
Waters Corp.* 1,811 354,376
17,367,884
Machinery 1.2%
Caterpillar, Inc. 12,104 1,805,311
IDEX Corp. 7,454 1,359,684
Illinois Tool Works, Inc. 23,267 4,495,417
Stanley Black & Decker, Inc. 1,968 319,210
7,979,622
Media 0.8%
Cable One, Inc. 366 690,067
Charter Communications, Inc.,
Class A*(a) 5,977 3,731,680
Comcast Corp., Class A 11,921 551,466
New York Times Co. (The),
Class A(a) 5,354 229,098
5,202,311
Metals & Mining 0.6%
Newmont Corp. 62,914 3,991,893
Multiline Retail 0.9%
Target Corp. 40,267 6,338,831
Multi-Utilities 3.9%
Ameren Corp. 83,269 6,584,913
Consolidated Edison, Inc.(a) 37,368 2,907,230
Dominion Energy, Inc. 51,756 4,085,101
DTE Energy Co. 37,547 4,319,407
Public Service Enterprise
Group, Inc. 55,811 3,064,582
WEC Energy Group, Inc. 59,197 5,736,189
26,697,422
Personal Products 0.8%
Estee Lauder Cos., Inc. (The),
Class A 25,660 5,600,295
Pharmaceuticals 4.5%
Eli Lilly & Co. 38,238 5,659,989
Johnson & Johnson 66,485 9,898,287
Merck & Co., Inc. 107,826 8,944,167
Pfizer, Inc. 102,788 3,772,319

10 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
Common Stocks
Shares Value ($)
Pharmaceuticals
Zoetis, Inc. 15,841 2,619,626
30,894,388
Professional Services 0.8%
CoStar Group, Inc.* 4,157 3,527,256
Robert Half International, Inc. 41,944 2,220,515
5,747,771
Road & Rail 1.5%
Landstar System, Inc. 26,192 3,286,834
Old Dominion Freight Line, Inc. 38,148 6,901,736
10,188,570
Semiconductors & Semiconductor Equipment 2.8%
Broadcom, Inc. 3,981 1,450,358
NVIDIA Corp. 7,391 4,000,157
Skyworks Solutions, Inc. 10,040 1,460,820
Texas Instruments, Inc. 64,847 9,259,503
Xilinx, Inc. 24,623 2,566,702
18,737,540
Software 5.6%
Adobe, Inc.* 20,407 10,008,205
ANSYS, Inc.* 2,126 695,691
Atlassian Corp. plc, Class A* 5,766 1,048,201
Citrix Systems, Inc. 1,441 198,440
Dropbox, Inc., Class A* 52,667 1,014,366
Intuit, Inc. 25,018 8,161,122
Microsoft Corp. 47,307 9,950,081
Oracle Corp. 53,034 3,166,130
Zoom Video Communications,
Inc., Class A* 6,034 2,836,644
Zscaler , Inc.*(a) 4,423 622,272
37,701,152
Specialty Retail 2.6%
Best Buy Co., Inc. 6,129 682,096
Home Depot, Inc. (The) 36,216 10,057,545
Lowe's Cos., Inc. 37,271 6,181,768
O'Reilly Automotive, Inc.* 1,370 631,680
17,553,089
Technology Hardware, Storage & Peripherals 1.5%
Apple, Inc. 86,705 10,041,306
Textiles, Apparel & Luxury Goods 2.1%
Lululemon Athletica, Inc.* 26,586 8,756,631
NIKE, Inc., Class B 46,082 5,785,134
14,541,765
Thrifts & Mortgage Finance 0.0%
†
TFS Financial Corp. 15,133 222,304
Tobacco 0.9%
Altria Group, Inc. 74,879 2,893,325
Philip Morris International, Inc. 40,449 3,033,270
5,926,595
Water Utilities 1.4%
American Water Works Co.,
Inc. 58,526 8,479,247
Common Stocks
Shares Value ($)
Water Utilities
Essential Utilities, Inc. 33,374 1,343,303
9,822,550
Wireless Telecommunication Services 1.5%
T-Mobile US, Inc.* 86,923 9,940,514
Total Common Stocks
(cost $463,958,481) 662,085,794
Repurchase Agreements 0.3%
Principal
Amount ($)
Bank of America NA,
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$1,532,943, collateralized
by U.S. Government
Agency Securities, 3.00%,
maturing 7/20/2049; total
market value $1,563,598.
(b) 1,532,939 1,532,939
Pershing LLC,
0.14%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$200,001, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 9.00%, maturing
11/1/2020 - 8/20/2070;
total market value
$204,000.(b) 200,000 200,000
Total Repurchase Agreements
(cost $1,732,939) 1,732,939
Total Investments
(cost $465,691,420) — 97.6% 663,818,733
Other assets in excess of liabilities — 2.4% 15,993,815
NET ASSETS — 100.0%
$ 679,812,548
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on
loan at September 30, 2020 was $28,029,949, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $1,732,939 and by
$26,677,303 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 10/15/2020 –
2/15/2050, a total value of $28,410,242.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2020 was
$1,732,939.

NVIT AQR Large Cap Defensive Style Fund - September 30, 2020 (Unaudited) - Statement of Investments - 11
REIT Real Estate Investment Trust
Futures contracts outstanding as of September 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 73 12/2020 USD 12,234,800 70,696
70,696
At September 30, 2020, the Fund had $963,600 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

12 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT AQR Large Cap Defensive Style Fund - September 30, 2020 (Unaudited) - Statement of Investments - 13
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2020:
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 662,085,794 $ – $ – $ 662,085,794
Futures Contracts 70,696 – – 70,696
Repurchase Agreements – 1,732,939 – 1,732,939
Total $ 662,156,490 $ 1,732,939 $ – $ 663,889,429
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 70,696
Total $ 70,696
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT J.P. Morgan Disciplined Equity Fund
Common Stocks 99.1%
Shares Value ($)
Aerospace & Defense 2.4%
Northrop Grumman Corp. 692 218,319
Automobiles 0.7%
Tesla, Inc.* 157 67,355
Banks 4.2%
Huntington Bancshares, Inc. 3,793 34,782
KeyCorp 5,896 70,339
SVB Financial Group* 264 63,524
Truist Financial Corp. 5,707 217,151
385,796
Beverages 4.0%
Coca-Cola Co. (The) 3,748 185,039
Constellation Brands, Inc.,
Class A 923 174,918
359,957
Biotechnology 2.6%
AbbVie, Inc. 2,275 199,267
Biogen, Inc.* 117 33,191
232,458
Capital Markets 2.0%
Ameriprise Financial, Inc. 611 94,161
Morgan Stanley 1,821 88,046
182,207
Chemicals 1.3%
Eastman Chemical Co. 1,529 119,446
Containers & Packaging 1.5%
Crown Holdings, Inc.* 1,755 134,889
Electric Utilities 4.4%
NextEra Energy, Inc. 904 250,914
Xcel Energy, Inc. 2,098 144,783
395,697
Electrical Equipment 2.8%
Eaton Corp. plc 2,482 253,238
Entertainment 2.2%
Netflix, Inc.* 405 202,512
Equity Real Estate Investment Trusts (REITs) 2.7%
Prologis, Inc. 2,421 243,601
Health Care Equipment & Supplies 3.6%
Baxter International, Inc. 733 58,948
Boston Scientific Corp.* 5,201 198,730
Intuitive Surgical, Inc.* 101 71,664
329,342
Health Care Providers & Services 3.8%
Cigna Corp. 1,072 181,608
Quest Diagnostics, Inc. 409 46,826
UnitedHealth Group, Inc. 379 118,161
346,595
Hotels, Restaurants & Leisure 3.4%
McDonald's Corp. 917 201,272
Yum! Brands, Inc. 1,169 106,730
308,002
Insurance 1.8%
Chubb Ltd. 510 59,221
Common Stocks
Shares Value ($)
Insurance
Progressive Corp. (The) 1,091 103,285
162,506
Interactive Media & Services 5.4%
Alphabet, Inc., Class A* 227 332,691
Alphabet, Inc., Class C* 74 108,750
Facebook, Inc., Class A* 192 50,285
491,726
Internet & Direct Marketing Retail 6.6%
Amazon.com, Inc.* 189 595,110
IT Services 8.4%
Booz Allen Hamilton Holding
Corp. 609 50,535
FleetCor Technologies, Inc.* 540 128,574
Leidos Holdings, Inc. 1,736 154,764
Mastercard , Inc., Class A 1,054 356,431
Okta , Inc.* 113 24,165
Visa, Inc., Class A 236 47,193
761,662
Machinery 1.0%
Stanley Black & Decker, Inc. 587 95,211
Media 1.4%
Altice USA, Inc., Class A* 1,692 43,992
Charter Communications, Inc.,
Class A* 126 78,667
122,659
Multi-Utilities 0.9%
CMS Energy Corp. 1,258 77,254
Oil, Gas & Consumable Fuels 0.7%
Pioneer Natural Resources
Co. 775 66,642
Pharmaceuticals 3.3%
Bristol-Myers Squibb Co. 2,277 137,280
Eli Lilly & Co. 1,080 159,862
297,142
Road & Rail 2.7%
Norfolk Southern Corp. 1,154 246,944
Semiconductors & Semiconductor Equipment 9.0%
Advanced Micro Devices, Inc.* 1,458 119,541
Analog Devices, Inc. 1,290 150,595
ASML Holding NV
(Registered), NYRS-NL 288 106,350
NXP Semiconductors NV 1,016 126,807
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 1,800 145,926
Texas Instruments, Inc. 1,208 172,490
821,709
Software 8.7%
Microsoft Corp. 3,008 632,673
salesforce.com, Inc.* 645 162,101
794,774
Specialty Retail 2.9%
O'Reilly Automotive, Inc.* 404 186,276

NVIT J.P. Morgan Disciplined Equity Fund - September 30, 2020 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
Specialty Retail
Ross Stores, Inc. 784 73,163
259,439
Technology Hardware, Storage & Peripherals 4.7%
Apple, Inc. 3,711 429,771
Total Investments
(cost $8,113,015) — 99.1% 9,001,963
Other assets in excess of liabilities — 0.9% 82,226
NET ASSETS — 100.0%
$ 9,084,189
* Denotes a non-income producing security.
ADR American Depositary Receipt
NL Netherlands
NYRS New York Registry Shares
REIT Real Estate Investment Trust
TW Taiwan
USD United States Dollar

16 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT J.P. Morgan Disciplined Equity Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT J.P. Morgan Disciplined Equity Fund - September 30, 2020 (Unaudited) - Statement of Investments - 17
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 9,001,963 $ – $ – $ 9,001,963
Total $ 9,001,963 $ – $ – $ 9,001,963
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Common Stocks 98.4%
Shares Value ($)
Aerospace & Defense 1.3%
Lockheed Martin Corp.(a) 6,461 2,476,372
Air Freight & Logistics 1.3%
Expeditors International of
Washington, Inc. 27,543 2,493,192
Auto Components 0.4%
Visteon Corp.*(a) 12,341 854,244
Biotechnology 4.9%
Agios Pharmaceuticals,
Inc.*(a) 7,623 266,805
Akebia Therapeutics, Inc.*(a) 36,670 92,042
Apellis Pharmaceuticals,
Inc.*(a) 13,435 405,334
BioMarin Pharmaceutical, Inc.* 8,515 647,821
Bluebird Bio, Inc.*(a) 17,280 932,256
Editas Medicine, Inc.*(a) 13,074 366,856
Global Blood Therapeutics,
Inc.*(a) 5,711 314,905
Incyte Corp.* 29,146 2,615,562
Ionis Pharmaceuticals, Inc.*(a) 15,567 738,654
Neurocrine Biosciences,
Inc.*(a) 4,217 405,507
Sage Therapeutics, Inc.* 6,717 410,543
Vertex Pharmaceuticals, Inc.* 8,616 2,344,586
9,540,871
Capital Markets 1.2%
Intercontinental Exchange, Inc. 1,994 199,500
LPL Financial Holdings, Inc.(a) 27,660 2,120,692
2,320,192
Chemicals 0.6%
Scotts Miracle- Gro Co. (The)
(a) 1,075 164,378
W R Grace & Co. 26,572 1,070,586
1,234,964
Communications Equipment 0.9%
CommScope Holding Co.,
Inc.*(a) 185,135 1,666,215
Construction & Engineering 0.5%
EMCOR Group, Inc. 15,254 1,032,848
Consumer Finance 1.4%
Green Dot Corp., Class A* 17,330 877,071
SLM Corp.(a) 221,021 1,788,060
2,665,131
Diversified Consumer Services 1.1%
H&R Block, Inc.(a) 132,656 2,160,966
Diversified Telecommunication Services 0.7%
Cogent Communications
Holdings, Inc.(a) 21,849 1,312,033
Electronic Equipment, Instruments & Components 1.2%
Coherent, Inc.* 3,714 411,994
Jabil, Inc. 54,626 1,871,487
2,283,481
Entertainment 1.0%
Take-Two Interactive Software,
Inc.* 11,084 1,831,299
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs) 0.8%
Equity LifeStyle Properties,
Inc. 21,922 1,343,819
National Health Investors, Inc. 4,728 284,956
1,628,775
Food & Staples Retailing 0.2%
Sprouts Farmers Market,
Inc.*(a) 17,804 372,638
Food Products 1.3%
Hershey Co. (The) 14,272 2,045,749
Sanderson Farms, Inc.(a) 3,396 400,626
2,446,375
Health Care Equipment & Supplies 0.5%
Insulet Corp.*(a) 2,596 614,188
Merit Medical Systems, Inc.* 8,097 352,219
966,407
Health Care Providers & Services 6.5%
AmerisourceBergen Corp. 30,477 2,953,831
Anthem, Inc. 9,097 2,443,363
Cardinal Health, Inc. 7,259 340,810
Humana, Inc. 8,247 3,413,351
Magellan Health, Inc.*(a) 11,689 885,792
McKesson Corp. 16,549 2,464,643
12,501,790
Hotels, Restaurants & Leisure 3.4%
Chipotle Mexican Grill, Inc.* 1,786 2,221,266
Marriott Vacations Worldwide
Corp. 4,266 387,396
Starbucks Corp. 35,262 3,029,711
Wingstop , Inc.(a) 7,122 973,221
6,611,594
Insurance 2.1%
Axis Capital Holdings Ltd. 44,411 1,955,860
Lincoln National Corp. 30,531 956,536
RenaissanceRe Holdings Ltd.
(a) 6,594 1,119,266
4,031,662
Interactive Media & Services 6.4%
Alphabet, Inc., Class C* 5,128 7,536,109
Cargurus , Inc.*(a) 6,628 143,364
Facebook, Inc., Class A* 13,205 3,458,389
Yelp, Inc.* 56,435 1,133,779
12,271,641
Internet & Direct Marketing Retail 9.1%
Amazon.com, Inc.* 5,573 17,547,872
IT Services 3.8%
CSG Systems International,
Inc.(a) 3,233 132,391
GoDaddy , Inc., Class A* 23,936 1,818,418
Mastercard , Inc., Class A 7,275 2,460,187
VeriSign, Inc.* 13,149 2,693,573
Visa, Inc., Class A(a) 1,418 283,557
7,388,126
Machinery 0.1%
Allison Transmission Holdings,
Inc. 6,993 245,734

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2020 (Unaudited) - Statement of Investments - 19
Common Stocks
Shares Value ($)
Media 1.8%
Altice USA, Inc., Class A* 32,996 857,896
Cable One, Inc.(a) 168 316,752
Charter Communications, Inc.,
Class A*(a) 3,620 2,260,111
3,434,759
Oil, Gas & Consumable Fuels 0.7%
Cheniere Energy, Inc.* 28,895 1,336,972
Paper & Forest Products 1.1%
Boise Cascade Co. 13,613 543,431
Louisiana-Pacific Corp. 55,552 1,639,340
2,182,771
Personal Products 0.8%
Herbalife Nutrition Ltd.* 19,178 894,654
Medifast , Inc.(a) 3,919 644,479
1,539,133
Professional Services 1.6%
Insperity , Inc. 30,276 1,982,775
TriNet Group, Inc.*(a) 19,248 1,141,792
3,124,567
Road & Rail 1.4%
Landstar System, Inc. 14,029 1,760,499
Old Dominion Freight Line, Inc. 5,503 995,603
2,756,102
Semiconductors & Semiconductor Equipment 3.1%
QUALCOMM, Inc. 30,857 3,631,252
Synaptics , Inc.*(a) 19,537 1,571,165
Universal Display Corp. 3,820 690,427
5,892,844
Software 20.4%
Autodesk, Inc.* 1,352 312,326
Box, Inc., Class A*(a) 70,541 1,224,592
Ceridian HCM Holding, Inc.*(a) 12,138 1,003,206
CommVault Systems, Inc.* 36,398 1,485,038
Cornerstone OnDemand ,
Inc.*(a) 49,229 1,789,966
Dropbox, Inc., Class A*(a) 12,154 234,086
FireEye, Inc.*(a) 99,875 1,232,957
Fortinet, Inc.* 22,411 2,640,240
Intuit, Inc. 7,477 2,439,072
Microsoft Corp. 82,164 17,281,554
New Relic, Inc.*(a) 20,845 1,174,824
Nutanix , Inc., Class A* 40,814 905,254
Palo Alto Networks, Inc.* 3,221 788,340
Progress Software Corp. 33,319 1,222,141
Teradata Corp.*(a) 72,628 1,648,656
Varonis Systems, Inc.*(a) 9,416 1,086,795
Verint Systems, Inc.* 23,029 1,109,537
Workiva , Inc.*(a) 15,544 866,733
Zscaler , Inc.* 6,085 856,099
39,301,416
Specialty Retail 4.3%
Asbury Automotive Group,
Inc.* 6,384 622,121
AutoZone, Inc.* 2,385 2,808,671
Lowe's Cos., Inc. 28,699 4,760,016
8,190,808
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals 12.5%
Apple, Inc. 165,796 19,200,835
Dell Technologies, Inc., Class
C* 51,407 3,479,740
NetApp, Inc. 3,284 143,970
Pure Storage, Inc., Class A*(a) 89,562 1,378,359
24,202,904
Total Common Stocks
(cost $138,229,633) 189,846,698
Repurchase Agreements 4.9%
Principal
Amount ($)
Bank of America NA,
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$5,045,441, collateralized
by U.S. Government
Agency Securities, 3.00%,
maturing 7/20/2049; total
market value $5,146,338.
(b) 5,045,429 5,045,429
BofA Securities, Inc.,
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$500,002, collateralized
by U.S. Government
Agency Securities, 3.50%,
maturing 9/20/2050; total
market value $510,000.(b) 500,000 500,000
Cantor Fitzgerald & Co.,
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$2,000,005, collateralized
by U.S. Government
Agency Securities,
ranging from 0.51%
- 7.00%, maturing
11/1/2023 - 6/20/2067;
total market value
$2,040,000.(b) 2,000,000 2,000,000

20 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
0.14%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$2,000,008, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 9.00%, maturing
11/1/2020 - 8/20/2070;
total market value
$2,040,000.(b) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $9,545,429) 9,545,429
Total Investments
(cost $147,775,062) — 103.3% 199,392,127
Liabilities in excess of other assets — (3.3)% (6,413,191)
NET ASSETS — 100.0%
$ 192,978,936
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on
loan at September 30, 2020 was $17,336,081, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $9,545,429 and by
$8,187,703 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 10/15/2020 –
2/15/2050, a total value of $17,733,132.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2020 was
$9,545,429.
REIT Real Estate Investment Trust
OTC Total return swap contracts outstanding as of September 30, 2020 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Adaptive
Biotechnologies
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 5,272 1,371 1,371
Allison
Transmission
Holdings, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 36,837 6,999 6,999
Alphabet, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 1,308 6,645 6,645
Analog Devices,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 8,330 2,666 2,666
Appfolio , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 3,698 8,357 8,357

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2020 (Unaudited) - Statement of Investments - 21
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Arena
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 7,352 7,646 7,646
Arista Networks,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 6,818 12,818 12,818
Arrowhead
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 3,478 2,156 2,156
Atlassian Corp.
plc
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 5,291 4,180 4,180
Badger Meter, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 5,774 5,081 5,081
Blackline, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 4,922 5,956 5,956
Cable One, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 984 120,786 120,786
Cantel Medical
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 6,367 7,131 7,131
CareTrust REIT,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 36,234 9,239 9,239
Carlyle Group,
Inc. (The)
Increases in total
return of reference
entity
OBFR - 0.25%
to 0.96% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 20,234 1,416 1,416
CarMax, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 10,209 32,056 32,056
Ceridian HCM
Holding, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 3,120 1,373 1,373
Coherent, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 5,739 6,370 6,370
CommScope
Holding Co., Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 25,177 8,308 8,308
Copart , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 12,188 12,188 12,188
Coupa Software,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 448 1,084 1,084
Cubic Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 1,347 3,785 3,785

22 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Domino's Pizza,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 6,233 23,311 23,311
Easterly
Government
Properties, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 30,325 22,440 22,440
Edwards
Lifesciences Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 18,292 38,596 38,596
Emergent
BioSolutions , Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 4,398 1,363 1,363
Envestnet , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 6,488 9,992 9,992
Fate
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 3,634 1,926 1,926
Federal Signal
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 296 127 127
Fiserv, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 10,526 10,737 10,737
Fox Factory
Holding Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 4,995 7,343 7,343
GoDaddy , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 3,293 3,425 3,425
Green Dot Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 25,811 16,003 16,003
HEICO Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 2,646 2,064 2,064
Hershey Co. (The) 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 2,553 7,480 7,480
IHS Markit Ltd. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 13,322 20,649 20,649
II-VI, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 12,183 7,919 7,919
Insulet Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 2,330 21,459 21,459
Invitae Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 9,892 5,441 5,441

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2020 (Unaudited) - Statement of Investments - 23
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
LivePerson , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 1,369 1,273 1,273
Medifast , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 806 57 57
Mercury Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 5,132 5,902 5,902
Merit Medical
Systems, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 11,802 2,950 2,950
Molina
Healthcare, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 11,244 224,543 224,543
Monmouth Real
Estate Investment
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 25,213 1,009 1,009
Monro , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 11,896 1,665 1,665
NetApp, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 43,747 10,499 10,499
Novavax , Inc. Increases in total
return of reference
entity
OBFR - 1.72% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 164 464 464
Novocure Ltd. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 8,010 23,950 23,950
NVR, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 552 2,523 2,523
Ollie's Bargain
Outlet Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 10,006 1,701 1,701
PagerDuty , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 13,699 1,782 1,782
PriceSmart , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 4,484 6,681 6,681
Q2 Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 8,988 14,650 14,650
Scotts Miracle-
Gro Co. (The)
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 10,649 6,496 6,496
Shake Shack, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 3,238 13,017 13,017

24 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
SJW Group Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 4,300 1,591 1,591
STAG Industrial,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 32,718 12,106 12,106
Stamps.com, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 479 2,050 2,050
Steven Madden
Ltd.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 28,876 3,176 3,176
Stitch Fix, Inc. Increases in total
return of reference
entity
OBFR - 1.58% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 4,191 1,551 1,551
Texas
Roadhouse, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 12,568 15,333 15,333
Verint Systems,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 19,166 12,650 12,650
Vertex
Pharmaceuticals,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 3,787 16,625 16,625
VF Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 15,869 14,917 14,917
Visteon Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 5,193 3,687 3,687
Wayfair, Inc. Increases in total
return of reference
entity
OBFR - 0.25%
to 0.92% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 2,810 27,341 27,341
World Wrestling
Entertainment,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 12,692 7,615 7,615
YETI Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.47%
to 0.48% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 5,517 3,365 3,365
Yum! Brands, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 2,329 1,351 1,351
Zoom Video
Communications,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 189 3,317 3,317
913,723 913,723
AAON, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 8,702 (16,099) (16,099)
Abbott
Laboratories
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 7,268 (31,907) (31,907)

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2020 (Unaudited) - Statement of Investments - 25
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
ACADIA
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 9,243 (9,428) (9,428)
Acceleron
Pharma, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 1,906 (6,747) (6,747)
Agilent
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 10,729 (15,342) (15,342)
Agios
Pharmaceuticals,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 6,378 (1,595) (1,595)
Altice USA, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 43,165 (23,309) (23,309)
Amcor plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 95,934 (13,431) (13,431)
Amphenol Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 9,811 (3,336) (3,336)
Anaplan, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 18,037 (3,968) (3,968)
ANSYS, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 3,538 (29,825) (29,825)
Axis Capital
Holdings Ltd.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 2,980 (536) (536)
Balchem Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 4,840 (4,501) (4,501)
Beyond Meat, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 240 (3,542) (3,542)
BioMarin
Pharmaceutical,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 12,604 (24,074) (24,074)
Bio- Techne Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 4,942 (19,719) (19,719)
Black Knight, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 14,128 (17,660) (17,660)
Boston Beer Co.,
Inc. (The)
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 1,225 (20,274) (20,274)
Box, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 9,027 (2,798) (2,798)

26 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Cabot
Microelectronics
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 2,225 (823) (823)
Cardinal Health,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 35,505 (4,051) (4,051)
Cargurus , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 6,858 (2,057) (2,057)
Carvana Co. Increases in total
return of reference
entity
OBFR - 0.25%
to 0.48% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 3,018 (15,211) (15,211)
Change
Healthcare, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 35,361 (6,365) (6,365)
Charter
Communications,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 3,261 (12,685) (12,685)
Chegg , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 11,077 (7,200) (7,200)
ChemoCentryx ,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 1,642 (2,135) (2,135)
Citrix Systems,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 18,826 (11,484) (11,484)
Cognex Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 18,496 (30,150) (30,150)
Compass Minerals
International, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 6,776 (2,643) (2,643)
CSG Systems
International, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 24,588 (4,918) (4,918)
Dorman Products,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 7,307 (8,841) (8,841)
Dropbox, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 68,226 (1,365) (1,365)
eHealth, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 1,882 (8,168) (8,168)
Elastic NV 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 4,804 (4,179) (4,179)
Entegris , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 14,809 (43,538) (43,538)

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2020 (Unaudited) - Statement of Investments - 27
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Equity LifeStyle
Properties, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 5,556 (10,042) (10,042)
Exact Sciences
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 3,013 (6,779) (6,779)
FleetCor
Technologies, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 9,569 (34,544) (34,544)
Four Corners
Property Trust,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 22,012 (5,172) (5,172)
Gibraltar
Industries, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 4,615 (2,907) (2,907)
Guardant Health,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 7,392 (20,624) (20,624)
Hannon
Armstrong
Sustainable
Infrastructure
Capital, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 16,120 (21,601) (21,601)
HealthEquity , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 10,286 (19,029) (19,029)
Houlihan Lokey ,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 14,813 (29,478) (29,478)
Intercontinental
Exchange, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 20,593 (24,300) (24,300)
iRhythm
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 1,161 (10,879) (10,879)
Ironwood
Pharmaceuticals,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 71,817 (38,422) (38,422)
LHC Group, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 1,855 (9,479) (9,479)
Louisiana-Pacific
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 20,580 (36,221) (36,221)
Marriott Vacations
Worldwide Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 4,916 (16,616) (16,616)
Marsh &
McLennan Cos.,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 9,113 (1,458) (1,458)
Moderna , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 4,288 (858) (858)

28 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Moelis & Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 20,710 (18,639) (18,639)
MongoDB, Inc. Increases in total
return of reference
entity
OBFR - 0.46% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 4,517 (2,530) (2,530)
Motorola
Solutions, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 5,422 (4,446) (4,446)
National Health
Investors, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 445 (194) (194)
Neogen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 4,788 (3,160) (3,160)
NeoGenomics ,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 21,776 (15,896) (15,896)
Neurocrine
Biosciences, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 4,966 (6,158) (6,158)
Old Dominion
Freight Line, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 4,273 (27,475) (27,475)
Onto Innovation,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 10,145 (203) (203)
Palo Alto
Networks, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 6,575 (7,824) (7,824)
Pilgrim's Pride
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 40,112 (3,811) (3,811)
Plug Power, Inc. Increases in total
return of reference
entity
OBFR - 1.18%
to 1.58% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 25,363 (5,326) (5,326)
Quaker Chemical
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 6,716 (4,634) (4,634)
QUALCOMM, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 13,713 (10,833) (10,833)
Reata
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 540 (2,101) (2,101)
RenaissanceRe
Holdings Ltd.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 4,462 (1,339) (1,339)
Rent-A-Center,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 21,468 (11,807) (11,807)

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2020 (Unaudited) - Statement of Investments - 29
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 7,539 (1,960) (1,960)
RingCentral, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 4,094 (27,880) (27,880)
Roku, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 247 (620) (620)
salesforce.com,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 5,653 (26,286) (26,286)
Sirius XM
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 172,034 (12,042) (12,042)
Splunk , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 5,180 (1,191) (1,191)
Stepan Co. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 3,400 (3,502) (3,502)
Synaptics , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 2,402 (1,537) (1,537)
Tempur Sealy
International, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 6,048 (6,713) (6,713)
Teradata Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 7,545 (3,773) (3,773)
Tesla, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 158 (1,234) (1,234)
Thermo Fisher
Scientific, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 1,889 (25,219) (25,219)
TriNet Group, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 1,009 (969) (969)
Twilio , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 4,684 (12,038) (12,038)
Twist Bioscience
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 1,801 (1,711) (1,711)
Veracyte , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 4,059 (3,207) (3,207)
Vicor Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 2,118 (3,982) (3,982)

30 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
XPO Logistics,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 19,994 (32,190) (32,190)
Yelp, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 16,942 (678) (678)
(995,421) (995,421)
– –
(81,698) (81,698)
Financing Costs of Swap Contracts (1,048) (1,048)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts (82,746) (82,746)
At September 30, 2020, the Fund had $510,000 segregated as collateral for swap contracts.
LIBOR London Interbank Offered Rate
OBFR Overnight Bank Funding Rate

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2020 (Unaudited) - Statement of Investments - 31
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

32 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.
Swap Contracts
Total Return Swap Contracts — The Fund entered into total
return swap contracts to take long and short positions in
equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's
Prospectus. Total return swap contracts are agreements in
which the Fund and the counterparty each agree to pay the
other party the difference between the relative investment
performance that would have been achieved if the notional
amount of the total return swap contract had been invested
in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest.
The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
The Fund entered into total return swap contracts on a net
basis, which means that the two payment streams are netted
out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swap contracts is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Total return swap contracts are marked-to-
market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data
factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swap contracts are generally categorized as Level 2 investments
within the hierarchy.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2020:
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 189,846,698 $ – $ – $ 189,846,698
Repurchase Agreements – 9,545,429 – 9,545,429
Total Return Swaps* – 913,723 – 913,723
Total Assets $ 189,846,698 $ 10,459,152 $ – $ 200,305,850
$ – $ – $ – $ –
Liabilities:
Total Return Swaps* $ – $ (996,469) $ – $ (996,469)
Total Liabilities $ – $ (996,469) $ – $ (996,469)
Total $ 189,846,698 $ 9,462,683 $ – $ 199,309,381
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
Assets: Fair Value
Swap Contracts
(a)
Equity risk Swap contracts, at value $ 913,723
Total $ 913,723
Liabilities:
Swap Contracts
(a)
Equity risk Swap contracts, at value $ (996,469)
Total $ (996,469)
(a)
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Mellon Dynamic U.S. Core Fund - September 30, 2020 (Unaudited) - Statement of Investments - 33
Common Stocks 90.5%
Shares Value ($)
Aerospace & Defense 1.4%
Boeing Co. (The) 28,127 4,648,268
General Dynamics Corp. 12,287 1,700,889
Howmet Aerospace, Inc. 21,405 357,892
Huntington Ingalls Industries,
Inc. 2,236 314,717
L3Harris Technologies, Inc. 11,561 1,963,520
Lockheed Martin Corp. 13,042 4,998,738
Northrop Grumman Corp. 8,209 2,589,857
Raytheon Technologies Corp. 80,985 4,659,877
Teledyne Technologies, Inc.* 1,939 601,497
Textron, Inc. 12,529 452,172
TransDigm Group, Inc.(a) 2,897 1,376,423
23,663,850
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.
(a) 7,307 746,702
Expeditors International of
Washington, Inc. 9,057 819,840
FedEx Corp. 12,769 3,211,659
United Parcel Service, Inc.,
Class B 37,499 6,248,458
11,026,659
Airlines 0.2%
Alaska Air Group, Inc. 6,851 250,952
American Airlines Group, Inc.
(a) 27,217 334,497
Delta Air Lines, Inc. 33,986 1,039,292
Southwest Airlines Co.(a) 31,465 1,179,938
United Airlines Holdings,
Inc.*(a) 15,458 537,165
3,341,844
Auto Components 0.1%
Aptiv plc 14,503 1,329,635
BorgWarner, Inc.(a) 11,363 440,203
1,769,838
Automobiles 0.2%
Ford Motor Co. 208,722 1,390,089
General Motors Co. 66,612 1,971,049
3,361,138
Banks 3.0%
Bank of America Corp. 404,516 9,744,790
Citigroup, Inc. 110,365 4,757,835
Citizens Financial Group, Inc. 23,258 587,962
Comerica, Inc. 7,188 274,941
Fifth Third Bancorp 38,308 816,727
First Republic Bank 9,286 1,012,731
Huntington Bancshares, Inc. 55,837 512,025
JPMorgan Chase & Co. 161,738 15,570,517
KeyCorp 53,189 634,545
M&T Bank Corp. 6,983 643,064
People's United Financial, Inc. 23,194 239,130
PNC Financial Services
Group, Inc. (The) 22,470 2,469,678
Regions Financial Corp.(a) 51,467 593,415
SVB Financial Group* 2,787 670,608
Truist Financial Corp. 71,355 2,715,058
US Bancorp 72,575 2,601,814
Wells Fargo & Co. 218,443 5,135,595
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 9,251 270,314
49,250,749
Beverages 1.5%
Brown-Forman Corp., Class B 9,837 740,923
Coca-Cola Co. (The) 205,113 10,126,429
Constellation Brands, Inc.,
Class A 8,882 1,683,228
Molson Coors Beverage Co.,
Class B 10,158 340,902
Monster Beverage Corp.* 19,510 1,564,702
PepsiCo, Inc. 73,465 10,182,249
24,638,433
Biotechnology 1.9%
AbbVie, Inc. 93,621 8,200,263
Alexion Pharmaceuticals, Inc.* 11,572 1,324,184
Amgen, Inc. 31,068 7,896,243
Biogen, Inc.* 8,380 2,377,239
Gilead Sciences, Inc. 66,449 4,198,912
Incyte Corp.* 9,960 893,810
Regeneron Pharmaceuticals,
Inc.* 5,538 3,100,062
Vertex Pharmaceuticals, Inc.* 13,803 3,756,072
31,746,785
Building Products 0.4%
A O Smith Corp. 7,339 387,499
Allegion plc(a) 5,023 496,825
Carrier Global Corp. 42,989 1,312,884
Fortune Brands Home &
Security, Inc. 7,249 627,183
Johnson Controls International
plc 39,782 1,625,095
Masco Corp. 14,123 778,601
Trane Technologies plc 12,648 1,533,570
6,761,657
Capital Markets 2.3%
Ameriprise Financial, Inc. 6,337 976,595
Bank of New York Mellon
Corp. (The) 41,894 1,438,640
BlackRock, Inc. 7,517 4,236,205
Cboe Global Markets, Inc. 5,691 499,328
Charles Schwab Corp. (The)
(a) 61,374 2,223,580
CME Group, Inc. 18,997 3,178,388
E*TRADE Financial Corp. 12,059 603,553
Franklin Resources, Inc.(a) 14,602 297,151
Goldman Sachs Group, Inc.
(The) 18,319 3,681,569
Intercontinental Exchange, Inc. 29,726 2,974,086
Invesco Ltd.(a) 20,289 231,498
MarketAxess Holdings, Inc. 2,045 984,852
Moody's Corp. 8,545 2,476,768
Morgan Stanley 63,472 3,068,871
MSCI, Inc. 4,420 1,576,968
Nasdaq, Inc. 6,192 759,820
Northern Trust Corp.(a) 11,071 863,206
Raymond James Financial,
Inc. 6,678 485,891
S&P Global, Inc. 12,775 4,606,665

34 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Capital Markets
State Street Corp. 18,587 1,102,767
T. Rowe Price Group, Inc. 12,172 1,560,694
37,827,095
Chemicals 1.7%
Air Products & Chemicals, Inc. 11,704 3,486,154
Albemarle Corp.(a) 5,743 512,735
Celanese Corp. 6,212 667,479
CF Industries Holdings, Inc. 11,110 341,188
Corteva , Inc. 39,489 1,137,678
Dow, Inc. 39,192 1,843,984
DuPont de Nemours, Inc. 38,830 2,154,288
Eastman Chemical Co. 7,358 574,807
Ecolab, Inc.(a) 13,146 2,627,097
FMC Corp. 6,999 741,264
International Flavors &
Fragrances, Inc. 5,762 705,557
Linde plc 27,863 6,635,016
LyondellBasell Industries NV,
Class A 13,856 976,709
Mosaic Co. (The) 17,908 327,179
PPG Industries, Inc. 12,468 1,522,094
Sherwin-Williams Co. (The) 4,341 3,024,548
27,277,777
Commercial Services & Supplies 0.4%
Cintas Corp. 4,660 1,550,988
Copart , Inc.* 10,901 1,146,349
Republic Services, Inc. 11,083 1,034,598
Rollins, Inc.(a) 7,745 419,702
Waste Management, Inc. 20,571 2,328,020
6,479,657
Communications Equipment 0.7%
Arista Networks, Inc.*(a) 2,928 605,891
Cisco Systems, Inc. 224,589 8,846,561
F5 Networks, Inc.* 3,262 400,476
Juniper Networks, Inc. 18,298 393,407
Motorola Solutions, Inc. 8,968 1,406,272
11,652,607
Construction & Engineering 0.1%
Jacobs Engineering Group,
Inc. 7,087 657,461
Quanta Services, Inc.(a) 7,197 380,433
1,037,894
Construction Materials 0.1%
Martin Marietta Materials, Inc.
(a) 3,274 770,569
Vulcan Materials Co. 7,139 967,620
1,738,189
Consumer Finance 0.4%
American Express Co. 34,553 3,463,938
Capital One Financial Corp.(a) 24,141 1,734,772
Discover Financial Services(a) 16,138 932,454
Synchrony Financial 29,315 767,174
6,898,338
Containers & Packaging 0.3%
Amcor plc 82,604 912,774
Avery Dennison Corp. 4,514 577,070
Ball Corp. 17,250 1,433,820
Common Stocks
Shares Value ($)
Containers & Packaging
International Paper Co.(a) 21,165 858,029
Packaging Corp. of America 5,118 558,118
Sealed Air Corp. 8,650 335,706
Westrock Co. 13,951 484,658
5,160,175
Distributors 0.1%
Genuine Parts Co. 7,583 721,674
LKQ Corp.* 15,322 424,879
1,146,553
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc.,
Class B* 105,213 22,404,056
Diversified Telecommunication Services 1.5%
AT&T, Inc. 378,049 10,778,177
CenturyLink, Inc.(a) 51,728 521,936
Verizon Communications, Inc. 219,590 13,063,409
24,363,522
Electric Utilities 1.7%
Alliant Energy Corp. 13,496 697,068
American Electric Power Co.,
Inc. 26,253 2,145,658
Duke Energy Corp.(a) 38,959 3,450,209
Edison International 20,396 1,036,933
Entergy Corp. 10,666 1,050,921
Evergy , Inc. 11,897 604,605
Eversource Energy 18,106 1,512,756
Exelon Corp. 51,534 1,842,856
FirstEnergy Corp. 29,108 835,691
NextEra Energy, Inc. 25,972 7,208,788
NRG Energy, Inc. 12,716 390,890
Pinnacle West Capital Corp. 6,077 453,040
PPL Corp.(a) 41,384 1,126,059
Southern Co. (The) 55,939 3,033,013
Xcel Energy, Inc. 27,786 1,917,512
27,305,999
Electrical Equipment 0.4%
AMETEK, Inc. 12,245 1,217,153
Eaton Corp. plc 21,171 2,160,077
Emerson Electric Co. 31,617 2,073,127
Rockwell Automation, Inc. 6,189 1,365,788
6,816,145
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A 15,973 1,729,397
CDW Corp. 7,513 898,029
Corning, Inc.(a) 40,527 1,313,480
FLIR Systems, Inc. 7,386 264,788
IPG Photonics Corp.* 1,970 334,841
Keysight Technologies, Inc.*(a) 9,862 974,168
TE Connectivity Ltd. 17,646 1,724,720
Zebra Technologies Corp.,
Class A* 2,804 707,898
7,947,321
Energy Equipment & Services 0.2%
Baker Hughes Co.(a) 35,136 466,957
Halliburton Co. 47,527 572,700
National Oilwell Varco, Inc. 21,314 193,105
Schlumberger NV 74,153 1,153,821

NVIT Mellon Dynamic U.S. Core Fund - September 30, 2020 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
Energy Equipment & Services
TechnipFMC plc 23,447 147,951
2,534,534
Entertainment 1.9%
Activision Blizzard, Inc. 40,892 3,310,208
Electronic Arts, Inc.* 15,278 1,992,404
Live Nation Entertainment,
Inc.*(a) 7,645 411,913
Netflix, Inc.* 23,401 11,701,202
Take-Two Interactive Software,
Inc.* 6,070 1,002,885
Walt Disney Co. (The) 95,889 11,897,907
30,316,519
Equity Real Estate Investment Trusts (REITs) 2.3%
Alexandria Real Estate
Equities, Inc. 6,181 988,960
American Tower Corp. 23,521 5,685,731
Apartment Investment &
Management Co., Class A 8,074 272,255
AvalonBay Communities, Inc. 7,423 1,108,551
Boston Properties, Inc. 7,429 596,549
Crown Castle International
Corp. 22,238 3,702,627
Digital Realty Trust, Inc. 14,232 2,088,688
Duke Realty Corp. 19,982 737,336
Equinix , Inc. 4,692 3,566,530
Equity Residential 18,478 948,476
Essex Property Trust, Inc. 3,425 687,706
Extra Space Storage, Inc. 6,785 725,927
Federal Realty Investment
Trust 3,713 272,683
Healthpeak Properties, Inc. 28,967 786,454
Host Hotels & Resorts, Inc. 38,794 418,587
Iron Mountain, Inc. 15,714 420,978
Kimco Realty Corp. 23,377 263,225
Mid-America Apartment
Communities, Inc. 6,156 713,788
Prologis, Inc. 39,151 3,939,374
Public Storage 8,042 1,791,114
Realty Income Corp. 18,475 1,122,356
Regency Centers Corp. 8,575 326,021
SBA Communications Corp. 5,920 1,885,402
Simon Property Group, Inc. 16,127 1,043,094
SL Green Realty Corp. 4,003 185,619
UDR, Inc. 15,826 516,086
Ventas, Inc. 19,637 823,969
Vornado Realty Trust 8,701 293,311
Welltower , Inc. 22,022 1,213,192
Weyerhaeuser Co. 40,195 1,146,361
38,270,950
Food & Staples Retailing 1.4%
Costco Wholesale Corp. 23,422 8,314,810
Kroger Co. (The) 41,088 1,393,294
Sysco Corp. 26,881 1,672,536
Walgreens Boots Alliance, Inc. 37,981 1,364,278
Walmart, Inc. 73,672 10,307,449
23,052,367
Food Products 1.0%
Archer-Daniels-Midland Co. 29,342 1,364,110
Common Stocks
Shares Value ($)
Food Products
Campbell Soup Co.(a) 10,714 518,236
Conagra Brands, Inc. 26,240 937,030
General Mills, Inc. 32,314 1,993,127
Hershey Co. (The) 7,775 1,114,468
Hormel Foods Corp.(a) 15,103 738,386
J M Smucker Co. (The) 6,153 710,795
Kellogg Co. 13,426 867,185
Kraft Heinz Co. (The) 34,728 1,040,104
Lamb Weston Holdings, Inc. 7,897 523,334
McCormick & Co., Inc. (Non-
Voting)(a) 6,660 1,292,706
Mondelez International, Inc.,
Class A 75,709 4,349,482
Tyson Foods, Inc., Class A 15,499 921,881
16,370,844
Gas Utilities 0.0%
†
Atmos Energy Corp. 6,720 642,365
Health Care Equipment & Supplies 3.6%
Abbott Laboratories 93,938 10,223,273
ABIOMED, Inc.* 2,443 676,858
Align Technology, Inc.* 3,784 1,238,730
Baxter International, Inc. 26,786 2,154,130
Becton Dickinson and Co. 15,358 3,573,499
Boston Scientific Corp.* 75,769 2,895,134
Cooper Cos., Inc. (The) 2,587 872,129
Danaher Corp.(a) 33,488 7,210,971
DENTSPLY SIRONA, Inc. 11,869 519,031
DexCom , Inc.* 5,065 2,087,945
Edwards Lifesciences Corp.* 32,918 2,627,515
Hologic , Inc.* 13,640 906,651
IDEXX Laboratories, Inc.* 4,545 1,786,685
Intuitive Surgical, Inc.* 6,203 4,401,277
Medtronic plc 71,301 7,409,600
ResMed , Inc. 7,652 1,311,782
STERIS plc(a) 4,575 806,069
Stryker Corp. 17,315 3,607,927
Teleflex, Inc. 2,496 849,688
Varian Medical Systems, Inc.* 4,909 844,348
West Pharmaceutical
Services, Inc. 3,923 1,078,433
Zimmer Biomet Holdings, Inc. 10,938 1,489,099
58,570,774
Health Care Providers & Services 2.4%
AmerisourceBergen Corp. 7,946 770,126
Anthem, Inc. 13,326 3,579,231
Cardinal Health, Inc. 15,776 740,683
Centene Corp.* 30,636 1,786,998
Cigna Corp. 19,452 3,295,363
CVS Health Corp. 69,359 4,050,566
DaVita, Inc.*(a) 3,908 334,720
HCA Healthcare, Inc. 13,939 1,737,915
Henry Schein, Inc.* 7,776 457,073
Humana, Inc. 7,006 2,899,713
Laboratory Corp. of America
Holdings* 5,238 986,158
McKesson Corp. 8,643 1,287,202
Quest Diagnostics, Inc. 7,066 808,987
UnitedHealth Group, Inc. 50,435 15,724,120

36 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Health Care Providers & Services
Universal Health Services,
Inc., Class B 4,053 433,752
38,892,607
Health Care Technology 0.1%
Cerner Corp. 16,111 1,164,664
Hotels, Restaurants & Leisure 1.5%
Carnival Corp.(a) 27,592 418,846
Chipotle Mexican Grill, Inc.* 1,493 1,856,859
Darden Restaurants, Inc. 6,834 688,457
Domino's Pizza, Inc. 2,119 901,168
Hilton Worldwide Holdings,
Inc. 14,808 1,263,419
Las Vegas Sands Corp. 17,752 828,308
Marriott International, Inc.,
Class A 14,041 1,299,916
McDonald's Corp. 39,475 8,664,368
MGM Resorts International 21,401 465,472
Norwegian Cruise Line
Holdings Ltd.*(a) 14,063 240,618
Royal Caribbean Cruises Ltd.
(a) 9,557 618,625
Starbucks Corp. 61,982 5,325,493
Wynn Resorts Ltd. 5,229 375,494
Yum! Brands, Inc. 15,922 1,453,679
24,400,722
Household Durables 0.4%
DR Horton, Inc. 17,658 1,335,474
Garmin Ltd. 8,001 758,975
Leggett & Platt, Inc.(a) 7,305 300,747
Lennar Corp., Class A 14,488 1,183,380
Mohawk Industries, Inc.* 3,181 310,434
Newell Brands, Inc. 20,128 345,396
NVR, Inc.* 188 767,626
PulteGroup, Inc. 14,316 662,688
Whirlpool Corp. 3,266 600,585
6,265,305
Household Products 1.7%
Church & Dwight Co., Inc. 13,230 1,239,783
Clorox Co. (The) 6,761 1,420,960
Colgate-Palmolive Co. 45,428 3,504,770
Kimberly-Clark Corp. 18,058 2,666,444
Procter & Gamble Co. (The) 132,136 18,365,583
27,197,540
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 35,893 650,022
Industrial Conglomerates 1.0%
3M Co. 30,538 4,891,577
General Electric Co. 463,563 2,887,998
Honeywell International, Inc. 37,217 6,126,290
Roper Technologies, Inc. 5,595 2,210,640
16,116,505
Insurance 1.6%
Aflac, Inc. 34,999 1,272,214
Allstate Corp. (The) 16,504 1,553,687
American International Group,
Inc. 45,469 1,251,762
Common Stocks
Shares Value ($)
Insurance
Aon plc, Class A(a) 12,264 2,530,063
Arthur J Gallagher & Co. 10,270 1,084,307
Assurant, Inc. 3,284 398,382
Chubb Ltd. 23,902 2,775,500
Cincinnati Financial Corp.(a) 7,849 611,986
Everest Re Group Ltd. 2,206 435,773
Globe Life, Inc. 5,389 430,581
Hartford Financial Services
Group, Inc. (The) 18,818 693,631
Lincoln National Corp. 9,885 309,697
Loews Corp. 12,442 432,359
Marsh & McLennan Cos., Inc. 26,831 3,077,516
MetLife, Inc. 41,256 1,533,485
Principal Financial Group, Inc. 13,969 562,532
Progressive Corp. (The) 31,004 2,935,149
Prudential Financial, Inc. 21,109 1,340,844
Travelers Cos., Inc. (The) 13,375 1,447,041
Unum Group 10,994 185,029
W R Berkley Corp. 7,607 465,168
Willis Towers Watson plc 6,878 1,436,264
26,762,970
Interactive Media & Services 5.0%
Alphabet, Inc., Class A* 15,949 23,374,854
Alphabet, Inc., Class C* 15,584 22,902,247
Facebook, Inc., Class A* 127,630 33,426,297
Twitter, Inc.* 41,832 1,861,524
81,564,922
Internet & Direct Marketing Retail 4.8%
Amazon.com, Inc.* 22,604 71,173,893
Booking Holdings, Inc.* 2,170 3,712,176
eBay, Inc. 35,164 1,832,044
Etsy, Inc.* 5,777 702,657
Expedia Group, Inc. 7,373 676,030
78,096,800
IT Services 5.1%
Accenture plc, Class A 33,746 7,626,258
Akamai Technologies, Inc.* 8,713 963,135
Automatic Data Processing,
Inc. 22,776 3,177,024
Broadridge Financial
Solutions, Inc. 6,187 816,684
Cognizant Technology
Solutions Corp., Class A 28,941 2,009,084
DXC Technology Co. 13,342 238,155
Fidelity National Information
Services, Inc. 32,849 4,835,701
Fiserv, Inc.* 29,440 3,033,792
FleetCor Technologies, Inc.*(a) 4,433 1,055,497
Gartner, Inc.* 4,834 604,008
Global Payments, Inc. 15,848 2,814,288
International Business
Machines Corp. 47,225 5,745,866
Jack Henry & Associates, Inc. 4,152 675,074
Leidos Holdings, Inc. 7,181 640,186
Mastercard , Inc., Class A 46,881 15,853,748
Paychex, Inc.(a) 17,167 1,369,412
PayPal Holdings, Inc.* 62,259 12,266,891
VeriSign, Inc.* 5,421 1,110,492

NVIT Mellon Dynamic U.S. Core Fund - September 30, 2020 (Unaudited) - Statement of Investments - 37
Common Stocks
Shares Value ($)
IT Services
Visa, Inc., Class A(a) 89,483 17,893,915
Western Union Co. (The)(a) 21,485 460,424
83,189,634
Leisure Products 0.0%
†
Hasbro, Inc.(a) 6,875 568,700
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc. 16,297 1,645,019
Bio-Rad Laboratories, Inc.,
Class A* 1,129 581,955
Illumina, Inc.* 7,728 2,388,570
IQVIA Holdings, Inc.* 10,209 1,609,245
Mettler -Toledo International,
Inc.* 1,276 1,232,297
PerkinElmer, Inc. 6,004 753,562
Thermo Fisher Scientific, Inc. 20,987 9,266,180
Waters Corp.* 3,375 660,420
18,137,248
Machinery 1.5%
Caterpillar, Inc. 28,702 4,280,903
Cummins, Inc. 7,890 1,666,052
Deere & Co. 16,606 3,680,388
Dover Corp. 7,576 820,784
Flowserve Corp.(a) 6,776 184,917
Fortive Corp. 17,912 1,365,074
IDEX Corp. 3,969 723,985
Illinois Tool Works, Inc. 15,238 2,944,134
Ingersoll Rand, Inc.*(a) 19,841 706,340
Otis Worldwide Corp. 21,745 1,357,323
PACCAR, Inc. 18,487 1,576,571
Parker-Hannifin Corp. 6,790 1,373,889
Pentair plc 9,118 417,331
Snap-on, Inc. 2,842 418,144
Stanley Black & Decker, Inc. 8,566 1,389,405
Westinghouse Air Brake
Technologies Corp.(a) 9,714 601,102
Xylem, Inc.(a) 9,718 817,478
24,323,820
Media 1.2%
Charter Communications, Inc.,
Class A*(a) 7,930 4,951,016
Comcast Corp., Class A 241,887 11,189,693
Discovery, Inc., Class A*(a) 8,812 191,837
Discovery, Inc., Class C* 17,261 338,316
DISH Network Corp., Class A* 13,362 387,899
Fox Corp., Class A(a) 18,655 519,168
Fox Corp., Class B(a) 8,474 237,018
Interpublic Group of Cos., Inc.
(The) 21,019 350,387
News Corp., Class A 21,653 303,575
News Corp., Class B 6,704 93,722
Omnicom Group, Inc. 11,754 581,823
ViacomCBS , Inc. 30,216 846,350
19,990,804
Metals & Mining 0.3%
Freeport-McMoRan, Inc. 76,628 1,198,462
Newmont Corp. 42,523 2,698,084
Common Stocks
Shares Value ($)
Metals & Mining
Nucor Corp. 15,865 711,704
4,608,250
Multiline Retail 0.5%
Dollar General Corp. 13,188 2,764,469
Dollar Tree, Inc.* 12,757 1,165,224
Target Corp. 26,534 4,176,982
8,106,675
Multi-Utilities 0.9%
Ameren Corp. 13,262 1,048,759
CenterPoint Energy, Inc. 29,326 567,458
CMS Energy Corp. 15,080 926,063
Consolidated Edison, Inc. 17,665 1,374,337
Dominion Energy, Inc. 44,514 3,513,490
DTE Energy Co. 10,354 1,191,124
NiSource, Inc. 20,691 455,202
Public Service Enterprise
Group, Inc. 26,719 1,467,140
Sempra Energy 15,295 1,810,316
WEC Energy Group, Inc. 16,865 1,634,219
13,988,108
Oil, Gas & Consumable Fuels 1.7%
Apache Corp. 20,967 198,557
Cabot Oil & Gas Corp. 20,746 360,150
Chevron Corp. 99,045 7,131,240
Concho Resources, Inc. 10,701 472,128
ConocoPhillips 57,451 1,886,691
Devon Energy Corp. 21,520 203,579
Diamondback Energy, Inc. 8,875 267,315
EOG Resources, Inc. 31,099 1,117,698
Exxon Mobil Corp. 224,288 7,699,807
Hess Corp. 14,648 599,543
HollyFrontier Corp. 7,777 153,285
Kinder Morgan, Inc. 102,769 1,267,142
Marathon Oil Corp. 44,529 182,124
Marathon Petroleum Corp. 35,013 1,027,281
Noble Energy, Inc. 26,672 228,046
Occidental Petroleum Corp. 45,512 455,575
ONEOK, Inc. 23,294 605,178
Phillips 66 23,046 1,194,705
Pioneer Natural Resources
Co. 8,637 742,696
Valero Energy Corp.(a) 21,481 930,557
Williams Cos., Inc. (The) 64,073 1,259,034
27,982,331
Personal Products 0.2%
Estee Lauder Cos., Inc. (The),
Class A 11,943 2,606,560
Pharmaceuticals 3.8%
Bristol-Myers Squibb Co. 119,552 7,207,790
Catalent , Inc.* 7,946 680,654
Eli Lilly & Co. 42,101 6,231,790
Johnson & Johnson 139,742 20,804,789
Merck & Co., Inc. 134,202 11,132,056
Mylan NV* 27,910 413,905
Perrigo Co. plc 7,367 338,219
Pfizer, Inc. 294,845 10,820,812

38 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Pharmaceuticals
Zoetis, Inc. 25,183 4,164,513
61,794,528
Professional Services 0.3%
Equifax, Inc. 6,530 1,024,557
IHS Markit Ltd. 19,710 1,547,432
Nielsen Holdings plc 19,677 279,020
Robert Half International, Inc. 5,947 314,834
Verisk Analytics, Inc. 8,678 1,608,120
4,773,963
Real Estate Management & Development 0.0%
†
CBRE Group, Inc., Class A* 18,059 848,231
Road & Rail 0.9%
CSX Corp. 40,526 3,147,654
JB Hunt Transport Services,
Inc. 4,510 569,974
Kansas City Southern 5,090 920,425
Norfolk Southern Corp. 13,511 2,891,219
Old Dominion Freight Line, Inc. 5,160 933,547
Union Pacific Corp. 36,007 7,088,698
15,551,517
Semiconductors & Semiconductor Equipment 4.6%
Advanced Micro Devices, Inc.* 62,248 5,103,714
Analog Devices, Inc. 19,744 2,304,915
Applied Materials, Inc. 48,369 2,875,537
Broadcom, Inc. 21,334 7,772,403
Intel Corp. 225,674 11,685,400
KLA Corp. 8,216 1,591,768
Lam Research Corp.(a) 7,710 2,557,792
Maxim Integrated Products,
Inc. 14,067 951,070
Microchip Technology, Inc.(a) 13,549 1,392,295
Micron Technology, Inc.* 58,844 2,763,314
NVIDIA Corp. 32,746 17,722,790
Qorvo , Inc.* 6,185 797,927
QUALCOMM, Inc. 59,843 7,042,324
Skyworks Solutions, Inc. 8,818 1,283,019
Teradyne, Inc. 8,038 638,699
Texas Instruments, Inc. 48,581 6,936,881
Xilinx, Inc. 12,901 1,344,800
74,764,648
Software 8.3%
Adobe, Inc.* 25,453 12,482,915
ANSYS, Inc.* 4,593 1,502,967
Autodesk, Inc.* 11,611 2,682,257
Cadence Design Systems,
Inc.* 14,734 1,571,086
Citrix Systems, Inc. 6,611 910,401
Fortinet, Inc.* 7,069 832,799
Intuit, Inc. 13,878 4,527,142
Microsoft Corp. 401,777 84,505,756
NortonLifeLock , Inc. 31,570 657,919
Oracle Corp. 102,526 6,120,802
Paycom Software, Inc.* 2,649 824,634
salesforce.com, Inc.* 48,287 12,135,489
ServiceNow , Inc.* 10,169 4,931,965
Synopsys, Inc.* 8,023 1,716,762
Common Stocks
Shares Value ($)
Software
Tyler Technologies, Inc.* 2,159 752,541
136,155,435
Specialty Retail 2.2%
Advance Auto Parts, Inc. 3,710 569,485
AutoZone, Inc.* 1,234 1,453,208
Best Buy Co., Inc. 12,280 1,366,641
CarMax, Inc.*(a) 8,580 788,588
Gap, Inc. (The) 11,053 188,233
Home Depot, Inc. (The) 57,128 15,865,017
L Brands, Inc. 12,152 386,555
Lowe's Cos., Inc. 40,081 6,647,835
O'Reilly Automotive, Inc.* 3,917 1,806,050
Ross Stores, Inc. 18,817 1,756,002
Tiffany & Co. 5,839 676,448
TJX Cos., Inc. (The) 63,530 3,535,445
Tractor Supply Co. 6,151 881,684
Ulta Beauty, Inc.* 2,986 668,804
36,589,995
Technology Hardware, Storage & Peripherals 6.3%
Apple, Inc. 853,527 98,846,962
Hewlett Packard Enterprise
Co. 67,520 632,662
HP, Inc. 72,538 1,377,497
NetApp, Inc. 12,168 533,445
Seagate Technology plc 12,077 595,034
Western Digital Corp. 16,055 586,810
Xerox Holdings Corp. 9,652 181,168
102,753,578
Textiles, Apparel & Luxury Goods 0.6%
Hanesbrands, Inc. 18,699 294,509
NIKE, Inc., Class B 66,040 8,290,661
PVH Corp. 3,884 231,642
Ralph Lauren Corp. 2,710 184,199
Tapestry, Inc. 14,698 229,730
Under Armour , Inc., Class A* 9,583 107,617
Under Armour , Inc., Class
C*(a) 10,369 102,031
VF Corp. 16,860 1,184,415
10,624,804
Tobacco 0.6%
Altria Group, Inc. 98,482 3,805,345
Philip Morris International, Inc. 82,586 6,193,124
9,998,469
Trading Companies & Distributors 0.2%
Fastenal Co. 30,295 1,366,001
United Rentals, Inc.*(a) 3,922 684,389
WW Grainger, Inc. 2,414 861,243
2,911,633
Water Utilities 0.1%
American Water Works Co.,
Inc. 9,668 1,400,700
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.* 30,825 3,525,147
Total Common Stocks
(cost $1,194,979,824) 1,479,681,469

NVIT Mellon Dynamic U.S. Core Fund - September 30, 2020 (Unaudited) - Statement of Investments - 39
Purchased Options 0.2%
Number of
Contracts Value ($)
Call Options 0.1%
Index Funds: 0.1%
S&P 500 E-Mini Index
11/20/2020 at USD
3,550.00, European Style
Notional Amount: USD
114,005,700
Exchange Traded
*
678 1,389,900
S&P 500 E-Mini Index
12/18/2020 at USD
3,600.00, American Style
Notional Amount: USD
57,002,850
Exchange Traded
*
339 911,910
Put Option 0.1%
Future Interest Rate Options: 0.1%
U.S. Treasury 30 Year Bond
11/20/2020 at USD 168.00,
American Style
Notional Amount: USD
149,600,000
Exchange Traded
*
1,496 771,375
Total Purchased Options
(cost $4,403,436) 3,073,185
Short-Term Investments 5.6%
Shares
U.S. Treasury Obligation 5.6%
U.S. Treasury Bills
0.09% 12/17/2020(a) 84,000,000 83,982,932
0.11% 02/25/2021 7,904,000 7,900,531
Total U.S. Treasury
Obligation
(cost $91,885,152) 91,883,463
Total Short-Term Investment
(cost $91,885,152) 91,883,463
Repurchase Agreement 0.2%
Principal
Amount ($) Value ($)
Bank of America NA,
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$3,313,275, collateralized
by U.S. Government
Agency Securities, 3.00%,
maturing 7/20/2049; total
market value $3,379,532.
(b) 3,313,267 3,313,267
Total Repurchase Agreement
(cost $3,313,267) 3,313,267
Total Investments
(cost $1,294,581,679) — 96.5% 1,577,951,384
Other assets in excess of liabilities — 3.5% 57,392,196
NET ASSETS — 100.0%
$ 1,635,343,580
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on
loan at September 30, 2020 was $144,255,294, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $3,313,267 and by
$143,656,527 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 10/8/2020 –
2/15/2050, a total value of $146,969,794.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2020 was
$3,313,267.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar
Futures contracts outstanding as of September 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 498 12/2020 USD 83,464,800 (505,156)
U.S. Treasury Long Bond 1,522 12/2020 USD 268,300,063 (168,301)
(673,457)
At September 30, 2020, the Fund had $7,673,136 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

40 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Mellon Dynamic U.S. Core Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT Mellon Dynamic U.S. Core Fund - September 30, 2020 (Unaudited) - Statement of Investments - 41
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
Options
The Fund purchased and/or wrote options on futures contracts and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the
values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against
changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with
buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the Fund's stated
investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the
purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases
in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates
liquid assets to cover its obligations under its option contracts.
Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.
However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the
premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option
written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the
underlying transaction to determine the realized gain or loss on such underlying transaction. When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing
transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,479,681,469 $ – $ – $ 1,479,681,469
Purchased Options 3,073,185 – – 3,073,185
Repurchase Agreement – 3,313,267 – 3,313,267
Short-Term Investments – 91,883,463 – 91,883,463
Total Assets $ 1,482,754,654 $ 95,196,730 $ – $ 1,577,951,384
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (673,457) $ – $ – $ (673,457)
Total Liabilities $ (673,457) $ – $ – $ (673,457)
Total $ 1,482,081,197 $ 95,196,730 $ – $ 1,577,277,927
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

42 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Mellon Dynamic U.S. Core Fund
sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other
than options purchased by the Fund) expose the Fund to
counterparty risk. To the extent required by Securities and
Exchange Commission (“SEC”) guidelines, the Fund will not
enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity
Futures Trading Commission regulations. Assets used as
cover or held in a segregated account cannot be sold while
the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to
earmarking or segregated accounts as a cover could impede
portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2020:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 2,301,810
Interest rate risk Investment securities, at value 771,375
Total $ 3,073,185
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (505,156)
Interest rate risk Unrealized depreciation from futures contracts $ (168,301)
Total $ (673,457)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Mellon Dynamic U.S. Equity Income Fund - September 30, 2020 (Unaudited) - Statement of Investments - 43
Common Stocks 90.2%
Shares Value ($)
Aerospace & Defense 2.1%
L3Harris Technologies, Inc. 41,759 7,092,348
Northrop Grumman Corp. 5,226 1,648,751
8,741,099
Air Freight & Logistics 0.5%
FedEx Corp. 8,765 2,204,573
Automobiles 1.8%
General Motors Co. 250,189 7,403,092
Banks 7.0%
Bank of America Corp. 187,714 4,522,030
JPMorgan Chase & Co. 173,502 16,703,037
PNC Financial Services
Group, Inc. (The) 17,521 1,925,733
Truist Financial Corp.(a) 49,012 1,864,907
US Bancorp 94,480 3,387,108
28,402,815
Beverages 0.7%
PepsiCo, Inc. 19,877 2,754,952
Biotechnology 1.6%
AbbVie, Inc. 75,188 6,585,717
Building Products 2.3%
Carrier Global Corp. 184,246 5,626,873
Trane Technologies plc 29,792 3,612,280
9,239,153
Capital Markets 6.5%
Charles Schwab Corp. (The)
(a) 73,943 2,678,955
Goldman Sachs Group, Inc.
(The) 51,648 10,379,698
LPL Financial Holdings, Inc. 41,033 3,146,000
Morgan Stanley 210,839 10,194,066
26,398,719
Chemicals 2.3%
CF Industries Holdings, Inc.(a) 245,112 7,527,390
Dow, Inc. 40,042 1,883,976
9,411,366
Communications Equipment 0.7%
Cisco Systems, Inc. 71,084 2,799,999
Construction & Engineering 1.3%
Quanta Services, Inc.(a) 102,343 5,409,851
Construction Materials 2.2%
Vulcan Materials Co. 67,350 9,128,619
Consumer Finance 2.2%
Ally Financial, Inc.(a) 118,790 2,978,065
Capital One Financial Corp.(a) 81,638 5,866,507
8,844,572
Diversified Financial Services 4.9%
Berkshire Hathaway, Inc.,
Class B* 58,461 12,448,685
Voya Financial, Inc.(a) 154,522 7,406,240
19,854,925
Electric Utilities 4.2%
Exelon Corp. 118,379 4,233,233
FirstEnergy Corp. 65,493 1,880,304
Common Stocks
Shares Value ($)
Electric Utilities
PPL Corp.(a) 400,851 10,907,156
17,020,693
Electrical Equipment 2.7%
Eaton Corp. plc 105,884 10,803,344
Electronic Equipment, Instruments & Components 2.3%
Corning, Inc.(a) 193,892 6,284,040
Dolby Laboratories, Inc., Class
A 43,932 2,911,813
9,195,853
Equity Real Estate Investment Trusts (REITs) 1.1%
Lamar Advertising Co., Class A 25,494 1,686,938
Weyerhaeuser Co. 99,535 2,838,738
4,525,676
Food Products 1.3%
Archer-Daniels-Midland Co.(a) 110,987 5,159,786
Health Care Equipment & Supplies 4.6%
Becton Dickinson and Co. 26,368 6,135,306
Medtronic plc 121,091 12,583,777
18,719,083
Health Care Providers & Services 3.0%
Anthem, Inc. 18,364 4,932,387
CVS Health Corp. 34,652 2,023,677
Humana, Inc. 12,553 5,195,561
12,151,625
Hotels, Restaurants & Leisure 1.1%
Las Vegas Sands Corp. 100,420 4,685,597
Household Durables 1.3%
Lennar Corp., Class A 67,401 5,505,314
Independent Power and Renewable Electricity Producers
1.8%
Clearway Energy, Inc., Class
C(a) 106,834 2,880,245
NextEra Energy Partners
LP(a) 76,800 4,604,928
7,485,173
Insurance 4.4%
Assurant, Inc.(a) 61,785 7,495,138
Chubb Ltd. 46,618 5,413,282
Reinsurance Group of
America, Inc.(a) 19,243 1,831,741
Willis Towers Watson plc 15,140 3,161,535
17,901,696
Interactive Media & Services 2.1%
Alphabet, Inc., Class A* 5,847 8,569,363
IT Services 0.7%
International Business
Machines Corp.(a) 23,394 2,846,348
Life Sciences Tools & Services 0.5%
Thermo Fisher Scientific, Inc. 4,517 1,994,346
Machinery 0.6%
Otis Worldwide Corp. 40,831 2,548,671
Media 0.6%
Comcast Corp., Class A(a) 48,808 2,257,858

44 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Mellon Dynamic U.S. Equity Income Fund
Common Stocks
Shares Value ($)
Metals & Mining 2.4%
Freeport-McMoRan, Inc. 617,551 9,658,498
Oil, Gas & Consumable Fuels 5.2%
Cabot Oil & Gas Corp. 94,159 1,634,600
ConocoPhillips 71,500 2,348,060
Hess Corp. 131,907 5,398,953
Marathon Petroleum Corp. 208,008 6,102,955
Phillips 66 63,490 3,291,322
Pioneer Natural Resources
Co. 28,644 2,463,098
21,238,988
Paper & Forest Products 0.8%
Louisiana-Pacific Corp. 117,043 3,453,939
Pharmaceuticals 2.2%
Bristol-Myers Squibb Co. 82,563 4,977,723
Eli Lilly & Co. 14,823 2,194,101
Merck & Co., Inc. 20,391 1,691,433
8,863,257
Road & Rail 2.0%
Union Pacific Corp. 41,661 8,201,801
Semiconductors & Semiconductor Equipment 5.5%
Applied Materials, Inc. 66,025 3,925,186
Intel Corp. 76,555 3,964,018
Microchip Technology, Inc.(a) 25,690 2,639,905
NXP Semiconductors NV 45,662 5,699,074
QUALCOMM, Inc. 52,341 6,159,489
22,387,672
Specialty Retail 0.5%
Lowe's Cos., Inc. 11,311 1,876,042
Textiles, Apparel & Luxury Goods 0.7%
VF Corp. 38,703 2,718,886
Thrifts & Mortgage Finance 0.5%
Essent Group Ltd. 50,453 1,867,265
Tobacco 1.3%
Philip Morris International, Inc. 69,888 5,240,901
Wireless Telecommunication Services 0.7%
Vodafone Group plc,
ADR-UK(a) 224,881 3,017,903
Total Common Stocks
(cost $304,111,558) 367,075,030
Exchange Traded Fund 1.2%
Equity Fund 1.2%
Vanguard Russell 1000
Value(a) 46,649 4,845,431
Total Exchange Traded Fund
(cost $5,054,711) 4,845,431
Purchased Options 0.2%
Number of
Contracts Value ($)
Call Options 0.1%
Index Funds: 0.1%
S&P 500 E-Mini Index
12/18/2020 at USD
3,600.00, American Style
Notional Amount: USD
14,460,900
Exchange Traded
*
86 231,340
S&P 500 E-Mini Index
11/20/2020 at USD
3,550.00, European Style
Notional Amount: USD
28,921,800
Exchange Traded
*
172 352,600
Put Option 0.1%
Future Interest Rate Options: 0.1%
U.S. Treasury 30 Year Bond
11/20/2020 at USD 168.00,
American Style
Notional Amount: USD
37,600,000
Exchange Traded
*
376 193,875
Total Purchased Options
(cost $1,099,516) 777,815
Short-Term Investment 1.1%
Principal
Amount ($)
U.S. Treasury Obligation 1.1%
U.S. Treasury Bills, 0.11%,
02/25/2021(b) 4,279,000 4,277,122
Total Short-Term Investment
(cost $4,277,127) 4,277,122
Repurchase Agreements 2.7%
Bank of America NA,
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$3,107,410, collateralized
by U.S. Government
Agency Securities, 3.00%,
maturing 7/20/2049; total
market value $3,169,551.
(c) 3,107,403 3,107,403

NVIT Mellon Dynamic U.S. Equity Income Fund - September 30, 2020 (Unaudited) - Statement of Investments - 45
Repurchase Agreements
Principal
Amount ($) Value ($)
NatWest Markets Securities,
Inc.,
0.07%, dated 9/29/2020,
due 10/6/2020,
repurchase price
$4,000,055, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.13%
- 3.00%, maturing
7/15/2021 - 8/15/2048;
total market value
$4,080,012.(c) 4,000,000 4,000,000
Pershing LLC,
0.14%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$4,000,016, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 9.00%, maturing
11/1/2020 - 8/20/2070;
total market value
$4,080,000.(c) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $11,107,403) 11,107,403
Total Investments
(cost $325,650,315) — 95.4% 388,082,801
Other assets in excess of liabilities — 4.6% 18,835,468
NET ASSETS — 100.0%
$ 406,918,269
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on
loan at September 30, 2020 was $51,786,036, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $11,107,403 and by
$41,412,600 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 10/8/2020 –
2/15/2050, a total value of $52,520,003.
(b) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2020 was
$11,107,403.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
UK United Kingdom
Currency:
USD United States Dollar
Futures contracts outstanding as of September 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 E-Mini Index 543 12/2020 USD 31,570,020 (658,045)
U.S. Treasury Long Bond 382 12/2020 USD 67,339,438 (64,962)
(723,007)
Short Contracts
S&P 500 E-Mini Index (102) 12/2020 USD (17,095,200) 134,022
134,022
(588,985)
Currency:
USD United States Dollar

46 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Mellon Dynamic U.S. Equity Income Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT Mellon Dynamic U.S. Equity Income Fund - September 30, 2020 (Unaudited) - Statement of Investments - 47
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
Options
The Fund purchased and/or wrote options on futures contracts and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the
values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against
changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with
buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the Fund's stated
investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the
purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases
in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates
liquid assets to cover its obligations under its option contracts.
Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.
However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the
premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option
written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the
underlying transaction to determine the realized gain or loss on such underlying transaction. When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 367,075,030 $ – $ – $ 367,075,030
Exchange Traded Fund 4,845,431 – – 4,845,431
Futures Contracts 134,022 – – 134,022
Purchased Options 777,815 – – 777,815
Repurchase Agreements – 11,107,403 – 11,107,403
Short-Term Investment – 4,277,122 – 4,277,122
Total Assets $ 372,832,298 $ 15,384,525 $ – $ 388,216,823
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (723,007) $ – $ – $ (723,007)
Total Liabilities $ (723,007) $ – $ – $ (723,007)
Total $ 372,109,291 $ 15,384,525 $ – $ 387,493,816
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

48 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Mellon Dynamic U.S. Equity Income Fund
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing
transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to
sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other
than options purchased by the Fund) expose the Fund to
counterparty risk. To the extent required by Securities and
Exchange Commission (“SEC”) guidelines, the Fund will not
enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity
Futures Trading Commission regulations. Assets used as
cover or held in a segregated account cannot be sold while
the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to
earmarking or segregated accounts as a cover could impede
portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.

NVIT Mellon Dynamic U.S. Equity Income Fund - September 30, 2020 (Unaudited) - Statement of Investments - 49
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2020:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 583,940
Interest rate risk Investment securities, at value 193,875
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 134,022
Total $ 911,837
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (658,045)
Interest rate risk Unrealized depreciation from futures contracts $ (64,962)
Total $ (723,007)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

50 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Multi-Manager Mid Cap Value Fund
Common Stocks 95.6%
Shares Value ($)
Aerospace & Defense 1.9%
BAE Systems plc 139,136 860,626
General Dynamics Corp. 6,511 901,318
Huntington Ingalls Industries,
Inc. 3,800 534,850
Textron, Inc. 21,899 790,335
TransDigm Group, Inc.(a) 5,281 2,509,109
5,596,238
Airlines 0.7%
Alaska Air Group, Inc. 19,679 720,842
Southwest Airlines Co. 35,161 1,318,537
2,039,379
Auto Components 1.1%
Aptiv plc 8,202 751,959
BorgWarner, Inc.(a) 16,145 625,457
Dana, Inc. 159,624 1,966,568
3,343,984
Automobiles 0.3%
Honda Motor Co. Ltd.,
ADR-JP(a) 34,687 822,082
Banks 2.4%
CIT Group, Inc.(a) 69,689 1,234,192
Commerce Bancshares, Inc.
(a) 18,617 1,047,951
Pinnacle Financial Partners,
Inc.(a) 43,867 1,561,227
Signature Bank 17,750 1,473,072
Truist Financial Corp. 22,942 872,943
Westamerica Bancorp 12,436 675,897
6,865,282
Beverages 0.9%
Molson Coors Beverage Co.,
Class B 74,800 2,510,288
Biotechnology 1.3%
Alexion Pharmaceuticals, Inc.* 21,700 2,483,131
United Therapeutics Corp.*(a) 11,725 1,184,225
3,667,356
Building Products 0.6%
Johnson Controls International
plc 40,878 1,669,866
Capital Markets 2.6%
Ameriprise Financial, Inc. 7,587 1,169,233
Bank of New York Mellon
Corp. (The) 20,299 697,068
Charles Schwab Corp. (The)
(a) 19,966 723,368
Evercore , Inc., Class A 14,338 938,566
Northern Trust Corp.(a) 33,826 2,637,413
State Street Corp. 8,964 531,834
T. Rowe Price Group, Inc. 6,020 771,884
7,469,366
Chemicals 3.1%
Ashland Global Holdings, Inc. 40,532 2,874,530
Axalta Coating Systems Ltd.* 49,400 1,095,198
Corteva , Inc. 75,000 2,160,750
Eastman Chemical Co. 18,870 1,474,124
Common Stocks
Shares Value ($)
Chemicals
Mosaic Co. (The) 71,100 1,298,997
8,903,599
Commercial Services & Supplies 1.7%
Republic Services, Inc. 53,267 4,972,474
Communications Equipment 0.4%
F5 Networks, Inc.* 10,479 1,286,507
Construction & Engineering 0.3%
AECOM* 21,400 895,376
Consumer Finance 2.1%
Ally Financial, Inc. 201,822 5,059,677
SLM Corp. 125,920 1,018,693
6,078,370
Containers & Packaging 2.5%
Graphic Packaging Holding
Co. 42,396 597,360
Packaging Corp. of America 39,022 4,255,349
Sealed Air Corp. 29,200 1,133,252
Sonoco Products Co. 26,218 1,338,953
7,324,914
Distributors 1.1%
Genuine Parts Co. 13,041 1,241,112
LKQ Corp.* 69,700 1,932,781
3,173,893
Diversified Consumer Services 0.7%
Adtalem Global Education,
Inc.* 85,522 2,098,710
Diversified Telecommunication Services 0.7%
GCI Liberty, Inc., Class A* 23,351 1,913,848
Electric Utilities 5.7%
Edison International 24,312 1,236,022
Entergy Corp. 33,139 3,265,186
Evergy , Inc. 66,157 3,362,099
Eversource Energy 2,925 244,384
FirstEnergy Corp. 56,100 1,610,631
OGE Energy Corp. 88,000 2,639,120
Pinnacle West Capital Corp. 20,579 1,534,164
PPL Corp. 69,100 1,880,211
Xcel Energy, Inc. 11,055 762,905
16,534,722
Electrical Equipment 1.8%
Emerson Electric Co. 31,519 2,066,701
Hubbell, Inc. 12,638 1,729,384
nVent Electric plc 81,663 1,444,618
5,240,703
Electronic Equipment, Instruments & Components 0.7%
FLIR Systems, Inc. 23,400 838,890
TE Connectivity Ltd. 12,270 1,199,270
2,038,160
Energy Equipment & Services 0.4%
Baker Hughes Co.(a) 98,746 1,312,334
Equity Real Estate Investment Trusts (REITs) 5.3%
AvalonBay Communities, Inc. 13,746 2,052,828
Colony Capital, Inc. 40,100 109,473
EPR Properties 49,650 1,365,375

NVIT Multi-Manager Mid Cap Value Fund - September 30, 2020 (Unaudited) - Statement of Investments - 51
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Gaming and Leisure
Properties, Inc. 39,062 1,442,560
Healthpeak Properties, Inc. 19,084 518,131
JBG SMITH Properties 75,481 2,018,362
Lamar Advertising Co., Class A 30,816 2,039,095
MGM Growth Properties LLC,
Class A 100,792 2,820,160
Piedmont Office Realty Trust,
Inc., Class A 16,971 230,296
STAG Industrial, Inc. 41,635 1,269,451
Welltower , Inc. 8,783 483,855
Weyerhaeuser Co. 32,646 931,064
15,280,650
Food & Staples Retailing 1.8%
Koninklijke Ahold Delhaize NV 50,421 1,492,241
Sysco Corp. 16,504 1,026,879
US Foods Holding Corp.* 122,460 2,721,061
5,240,181
Food Products 3.7%
Conagra Brands, Inc. 38,591 1,378,085
J M Smucker Co. (The) 12,086 1,396,175
Kellogg Co. 14,653 946,437
Kraft Heinz Co. (The) 66,400 1,988,680
Mondelez International, Inc.,
Class A 9,614 552,324
Orkla ASA 86,910 879,542
Post Holdings, Inc.* 36,912 3,174,432
Tyson Foods, Inc., Class A 9,100 541,268
10,856,943
Gas Utilities 2.4%
Atmos Energy Corp. 9,006 860,884
Spire, Inc.(a) 12,820 682,024
UGI Corp. 165,385 5,454,397
6,997,305
Health Care Equipment & Supplies 3.4%
Alcon, Inc.* 23,898 1,360,991
Becton Dickinson and Co. 2,961 688,965
Envista Holdings Corp.*(a) 57,801 1,426,529
Hologic , Inc.* 9,943 660,911
Zimmer Biomet Holdings, Inc. 41,855 5,698,140
9,835,536
Health Care Providers & Services 5.7%
AmerisourceBergen Corp. 23,382 2,266,183
Cardinal Health, Inc. 22,849 1,072,761
Centene Corp.* 37,800 2,204,874
Encompass Health Corp. 25,727 1,671,741
Henry Schein, Inc.* 17,671 1,038,701
Laboratory Corp. of America
Holdings* 4,800 903,696
McKesson Corp. 8,847 1,317,584
Quest Diagnostics, Inc. 13,200 1,511,268
Universal Health Services,
Inc., Class B 41,452 4,436,193
16,423,001
Health Care Technology 0.4%
Cerner Corp. 17,697 1,279,316
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 1.9%
Aramark(a) 29,000 767,050
Marriott Vacations Worldwide
Corp. 15,808 1,435,525
Sodexo SA 13,141 935,809
Wyndham Destinations, Inc. 77,824 2,393,866
5,532,250
Household Durables 0.2%
Mohawk Industries, Inc.* 4,772 465,699
Household Products 0.1%
Kimberly-Clark Corp. 2,536 374,466
Independent Power and Renewable Electricity Producers
0.7%
Vistra Corp. 108,000 2,036,880
Industrial Conglomerates 0.3%
Carlisle Cos., Inc. 7,288 891,833
Insurance 9.5%
Aflac, Inc. 23,982 871,746
Alleghany Corp. 4,704 2,448,197
Allstate Corp. (The) 21,570 2,030,600
American Financial Group, Inc. 15,708 1,052,122
Arch Capital Group Ltd.* 108,508 3,173,859
Arthur J Gallagher & Co. 7,259 766,405
Assurant, Inc. 17,632 2,138,938
Axis Capital Holdings Ltd. 41,003 1,805,772
Brown & Brown, Inc. 4,273 193,439
Chubb Ltd. 18,389 2,135,330
Fidelity National Financial, Inc. 151,908 4,756,239
Loews Corp. 72,600 2,522,850
Markel Corp.* 3,010 2,930,837
Reinsurance Group of
America, Inc. 8,611 819,681
27,646,015
Internet & Direct Marketing Retail 1.6%
eBay, Inc. 29,400 1,531,740
Expedia Group, Inc. 5,621 515,389
Qurate Retail, Inc., Series A 346,127 2,485,192
4,532,321
IT Services 1.6%
Alliance Data Systems Corp. 17,300 726,254
Euronet Worldwide, Inc.* 13,984 1,273,942
FleetCor Technologies, Inc.* 5,900 1,404,790
Leidos Holdings, Inc. 7,300 650,795
Science Applications
International Corp.(a) 8,100 635,202
4,690,983
Machinery 2.3%
Cummins, Inc. 3,136 662,198
Dover Corp. 27,502 2,979,567
IMI plc 67,956 915,638
Lincoln Electric Holdings, Inc.
(a) 4,452 409,762
Oshkosh Corp. 10,557 775,939
PACCAR, Inc. 12,506 1,066,512
6,809,616
Media 5.4%
Altice USA, Inc., Class A* 116,517 3,029,442

52 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Multi-Manager Mid Cap Value Fund
Common Stocks
Shares Value ($)
Media
Discovery, Inc., Class C* 57,000 1,117,200
DISH Network Corp., Class A* 58,600 1,701,158
Fox Corp., Class A 84,100 2,340,503
Fox Corp., Class B 38,184 1,068,007
Liberty Broadband Corp.,
Class C* 10,599 1,514,279
Liberty Media Corp-Liberty
SiriusXM , Class C* 59,100 1,955,028
News Corp., Class A(a) 95,000 1,331,900
ViacomCBS , Inc.(a) 54,113 1,515,705
15,573,222
Mortgage Real Estate Investment Trusts (REITs) 0.7%
Annaly Capital Management,
Inc. 292,100 2,079,752
Multiline Retail 1.0%
Dollar Tree, Inc.* 30,800 2,813,272
Multi-Utilities 1.6%
Ameren Corp. 6,598 521,770
CenterPoint Energy, Inc. 112,600 2,178,810
NiSource, Inc. 38,300 842,600
NorthWestern Corp. 22,728 1,105,490
4,648,670
Oil, Gas & Consumable Fuels 2.7%
Cimarex Energy Co. 9,060 220,430
ConocoPhillips 29,140 956,958
EQT Corp.(a) 135,580 1,753,049
Equitrans Midstream Corp.(a) 94,132 796,357
HollyFrontier Corp. 41,400 815,994
Murphy Oil Corp.(a) 132,711 1,183,782
Noble Energy, Inc. 80,730 690,241
Williams Cos., Inc. (The) 78,300 1,538,595
7,955,406
Paper & Forest Products 0.4%
Mondi plc 55,307 1,163,963
Pharmaceuticals 0.7%
Jazz Pharmaceuticals plc* 7,800 1,112,202
Mylan NV* 57,200 848,276
1,960,478
Road & Rail 0.6%
Heartland Express, Inc. 41,691 775,453
Norfolk Southern Corp. 3,968 849,112
1,624,565
Semiconductors & Semiconductor Equipment 1.7%
Applied Materials, Inc. 22,285 1,324,843
Marvell Technology Group Ltd. 47,851 1,899,685
Maxim Integrated Products,
Inc. 10,793 729,715
Microchip Technology, Inc.(a) 3,750 385,350
Qorvo , Inc.* 4,300 554,743
4,894,336
Software 1.3%
CDK Global, Inc. 40,600 1,769,754
Open Text Corp. 10,132 427,976
Common Stocks
Shares Value ($)
Software
SS&C Technologies Holdings,
Inc. 28,400 1,718,768
3,916,498
Specialty Retail 2.0%
Aaron's, Inc. 62,798 3,557,507
Advance Auto Parts, Inc. 9,449 1,450,421
Ross Stores, Inc. 9,400 877,208
5,885,136
Technology Hardware, Storage & Peripherals 0.9%
HP, Inc. 55,789 1,059,433
NCR Corp.*(a) 70,939 1,570,590
2,630,023
Thrifts & Mortgage Finance 0.2%
Capitol Federal Financial, Inc. 69,302 642,083
Trading Companies & Distributors 2.2%
AerCap Holdings NV* 109,235 2,751,629
HD Supply Holdings, Inc.* 57,600 2,375,424
MSC Industrial Direct Co., Inc.,
Class A 20,024 1,267,119
6,394,172
Wireless Telecommunication Services 0.3%
Rogers Communications, Inc.,
Class B 24,210 960,364
Total Common Stocks
(cost $262,954,393) 277,792,386
Exchange Traded Fund 0.7%
Equity Fund 0.7%
iShares Russell Mid-Cap Value
ETF(a) 24,206 1,956,813
Total Exchange Traded Fund
(cost $1,587,594) 1,956,813
Repurchase Agreements 2.6%
Principal
Amount ($)
Bank of America NA,
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$3,512,781, collateralized
by U.S. Government
Agency Securities, 3.00%,
maturing 7/20/2049; total
market value $3,583,028.
(b) 3,512,772 3,512,772

NVIT Multi-Manager Mid Cap Value Fund - September 30, 2020 (Unaudited) - Statement of Investments - 53
Repurchase Agreements
Principal
Amount ($) Value ($)
Nomura Securities
International, Inc.,
0.06%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$2,000,004, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 3.63%, maturing
11/15/2020 - 6/15/2023;
total market value
$2,040,002.(b) 2,000,000 2,000,000
Pershing LLC,
0.14%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$2,000,008, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 9.00%, maturing
11/1/2020 - 8/20/2070;
total market value
$2,040,000.(b) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $7,512,772) 7,512,772
Total Investments
(cost $272,054,759) — 98.9% 287,261,971
Other assets in excess of liabilities — 1.1% 3,192,976
NET ASSETS — 100.0%
$ 290,454,947
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on
loan at September 30, 2020 was $18,822,008, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $7,512,772 and by
$11,812,696 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 10/8/2020 –
2/15/2050, a total value of $19,325,468.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2020 was
$7,512,772.
ADR American Depositary Receipt
ETF Exchange Traded Fund
JP Japan
REIT Real Estate Investment Trust
Forward Foreign Currency Contracts outstanding as of September 30, 2020:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 503,171 JPY 52,788,886 Bank of America NA 12/30/2020 1,914
Total unrealized appreciation 1,914
USD 738,850 NOK 6,908,650 Goldman Sachs International 12/30/2020 (2,070)
USD 818,144 CAD 1,090,661 Morgan Stanley Co., Inc. 12/31/2020 (1,378)
USD 2,081,946 EUR 1,773,680 Credit Suisse International 12/31/2020 (2,306)
USD 2,476,610 GBP 1,944,079 JPMorgan Chase Bank 12/31/2020 (33,721)
Total unrealized depreciation (39,475)
Net unrealized depreciation (37,561)
Currency:
CAD Canadian dollar
EUR Euro
GBP British pound
JPY Japanese yen
NOK Norwegian krone
USD United States dollar

54 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Multi-Manager Mid Cap Value Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT Multi-Manager Mid Cap Value Fund - September 30, 2020 (Unaudited) - Statement of Investments - 55
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 4,735,612 $ 860,626 $ – $ 5,596,238
Airlines 2,039,379 – – 2,039,379
Auto Components 3,343,984 – – 3,343,984
Automobiles 822,082 – – 822,082
Banks 6,865,282 – – 6,865,282
Beverages 2,510,288 – – 2,510,288
Biotechnology 3,667,356 – – 3,667,356
Building Products 1,669,866 – – 1,669,866
Capital Markets 7,469,366 – – 7,469,366
Chemicals 8,903,599 – – 8,903,599
Commercial Services & Supplies 4,972,474 – – 4,972,474
Communications Equipment 1,286,507 – – 1,286,507
Construction & Engineering 895,376 – – 895,376
Consumer Finance 6,078,370 – – 6,078,370
Containers & Packaging 7,324,914 – – 7,324,914
Distributors 3,173,893 – – 3,173,893
Diversified Consumer Services 2,098,710 – – 2,098,710
Diversified Telecommunication Services 1,913,848 – – 1,913,848
Electric Utilities 16,534,722 – – 16,534,722
Electrical Equipment 5,240,703 – – 5,240,703
Electronic Equipment, Instruments &
Components 2,038,160 – – 2,038,160
Energy Equipment & Services 1,312,334 – – 1,312,334
Equity Real Estate Investment Trusts
(REITs) 15,280,650 – – 15,280,650
Food & Staples Retailing 3,747,940 1,492,241 – 5,240,181
Food Products 9,977,401 879,542 – 10,856,943
Gas Utilities 6,997,305 – – 6,997,305
Health Care Equipment & Supplies 9,835,536 – – 9,835,536
Health Care Providers & Services 16,423,001 – – 16,423,001
Health Care Technology 1,279,316 – – 1,279,316
Hotels, Restaurants & Leisure 4,596,441 935,809 – 5,532,250
Household Durables 465,699 – – 465,699
Household Products 374,466 – – 374,466
Independent Power and Renewable
Electricity Producers 2,036,880 – – 2,036,880
Industrial Conglomerates 891,833 – – 891,833
Insurance 27,646,015 – – 27,646,015
Internet & Direct Marketing Retail 4,532,321 – – 4,532,321
IT Services 4,690,983 – – 4,690,983
Machinery 5,893,978 915,638 – 6,809,616
Media 15,573,222 – – 15,573,222
Mortgage Real Estate Investment Trusts
(REITs) 2,079,752 – – 2,079,752
Multiline Retail 2,813,272 – – 2,813,272
Multi-Utilities 4,648,670 – – 4,648,670
Oil, Gas & Consumable Fuels 7,955,406 – – 7,955,406
Paper & Forest Products – 1,163,963 – 1,163,963
Pharmaceuticals 1,960,478 – – 1,960,478
Road & Rail 1,624,565 – – 1,624,565
Semiconductors & Semiconductor
Equipment 4,894,336 – – 4,894,336
Software 3,916,498 – – 3,916,498
Specialty Retail 5,885,136 – – 5,885,136
Technology Hardware, Storage &
Peripherals 2,630,023 – – 2,630,023

56 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Multi-Manager Mid Cap Value Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in
connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2020:
Level 1 Level 2 Level 3 Total
Assets:
Thrifts & Mortgage Finance $ 642,083 $ – $ – $ 642,083
Trading Companies & Distributors 6,394,172 – – 6,394,172
Wireless Telecommunication Services 960,364 – – 960,364
Total Common Stocks $ 271,544,567 $ 6,247,819 $ – $ 277,792,386
Exchange Traded Fund 1,956,813 – – 1,956,813
Forward Foreign Currency Contracts – 1,914 – 1,914
Repurchase Agreements – 7,512,772 – 7,512,772
Total Assets $ 273,501,380 $ 13,762,505 $ – $ 287,263,885
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (39,475) $ – $ (39,475)
Total Liabilities $ – $ (39,475) $ – $ (39,475)
Total $ 273,501,380 $ 13,723,030 $ – $ 287,224,410
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts $ 1,914
Total $ 1,914
Liabilities:
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts $ (39,475)
Total $ (39,475)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Multi-Manager Small Cap Growth Fund - September 30, 2020 (Unaudited) - Statement of Investments - 57
Common Stocks 98.3%
Shares Value ($)
Aerospace & Defense 1.9%
Aerojet Rocketdyne Holdings,
Inc.* 17,385 693,488
Axon Enterprise, Inc.*(a) 2,342 212,419
BWX Technologies, Inc. 6,836 384,935
Curtiss-Wright Corp. 2,511 234,176
Mercury Systems, Inc.* 10,502 813,485
2,338,503
Auto Components 1.1%
Fox Factory Holding Corp.*(a) 11,381 845,950
Visteon Corp.* 7,037 487,101
1,333,051
Automobiles 0.3%
Thor Industries, Inc. 3,849 366,656
Banks 1.0%
First Hawaiian, Inc. 7,649 110,681
Pinnacle Financial Partners,
Inc.(a) 7,931 282,264
Sterling Bancorp 17,477 183,858
Synovus Financial Corp. 8,884 188,074
Triumph Bancorp, Inc.*(a) 9,977 310,684
Western Alliance Bancorp 5,065 160,156
1,235,717
Biotechnology 9.5%
Acceleron Pharma, Inc.*(a) 4,597 517,300
Adverum Biotechnologies,
Inc.*(a) 18,871 194,371
Akebia Therapeutics, Inc.*(a) 26,432 66,344
Akero Therapeutics, Inc.* 800 24,632
Allakos , Inc.*(a) 3,761 306,334
Amicus Therapeutics, Inc.*(a) 49,627 700,733
Apellis Pharmaceuticals,
Inc.*(a) 19,395 585,147
Arena Pharmaceuticals, Inc.* 2,051 153,394
Arrowhead Pharmaceuticals,
Inc.*(a) 3,082 132,711
Biohaven Pharmaceutical
Holding Co. Ltd.*(a) 5,003 325,245
CareDx , Inc.*(a) 15,819 600,173
ChemoCentryx , Inc.* 5,764 315,867
Constellation Pharmaceuticals,
Inc.*(a) 7,146 144,778
Cytokinetics, Inc.*(a) 10,631 230,161
Deciphera Pharmaceuticals,
Inc.* 5,492 281,740
Dicerna Pharmaceuticals, Inc.* 14,738 265,137
Dyne Therapeutics, Inc.* 3,800 76,722
Emergent BioSolutions , Inc.* 3,828 395,547
Global Blood Therapeutics,
Inc.*(a) 6,853 377,874
Halozyme Therapeutics,
Inc.*(a) 12,701 333,782
Heron Therapeutics, Inc.*(a) 14,226 210,829
Homology Medicines, Inc.*(a) 9,613 102,859
ImmunoGen , Inc.*(a) 33,475 120,510
Karyopharm Therapeutics,
Inc.* 13,548 197,801
Kodiak Sciences, Inc.*(a) 4,390 259,932
Kymera Therapeutics, Inc.*(a) 3,400 109,854
Common Stocks
Shares Value ($)
Biotechnology
Madrigal Pharmaceuticals,
Inc.*(a) 1,708 202,791
Mersana Therapeutics, Inc.* 10,156 189,105
Mirati Therapeutics, Inc.*(a) 3,422 568,223
Novavax , Inc.*(a) 1,450 157,108
PTC Therapeutics, Inc.*(a) 6,780 316,965
Radius Health, Inc.*(a) 11,350 128,709
RAPT Therapeutics, Inc.*(a) 6,736 216,899
Rhythm Pharmaceuticals,
Inc.*(a) 9,093 197,045
TG Therapeutics, Inc.*(a) 23,034 616,390
Turning Point Therapeutics,
Inc.*(a) 4,091 357,390
Ultragenyx Pharmaceutical,
Inc.*(a) 7,758 637,630
Veracyte , Inc.*(a) 24,054 781,515
Y- mAbs Therapeutics, Inc.*(a) 6,408 246,003
11,645,550
Building Products 3.5%
Advanced Drainage Systems,
Inc. 16,116 1,006,283
Armstrong World Industries,
Inc. 2,652 182,484
AZEK Co., Inc. (The)* 12,383 431,052
Patrick Industries, Inc. 7,638 439,338
Simpson Manufacturing Co.,
Inc. 8,324 808,760
Trex Co., Inc.* 20,178 1,444,745
4,312,662
Capital Markets 2.4%
Artisan Partners Asset
Management, Inc., Class A 4,124 160,795
Cohen & Steers, Inc. 6,632 369,668
Hamilton Lane, Inc., Class A 13,457 869,188
LPL Financial Holdings, Inc. 12,844 984,749
StepStone Group, Inc., Class
A* 11,876 316,020
Stifel Financial Corp. 4,988 252,193
2,952,613
Chemicals 0.7%
Axalta Coating Systems Ltd.* 11,927 264,422
Cabot Corp. 9,563 344,555
Ingevity Corp.* 4,626 228,709
837,686
Commercial Services & Supplies 1.5%
Casella Waste Systems, Inc.,
Class A* 20,283 1,132,806
Clean Harbors, Inc.* 4,634 259,643
Tetra Tech, Inc. 5,219 498,414
1,890,863
Communications Equipment 0.3%
Lumentum Holdings, Inc.* 5,049 379,331
Consumer Finance 0.4%
OneMain Holdings, Inc. 8,344 260,750
SLM Corp. 33,791 273,369
534,119

58 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Multi-Manager Small Cap Growth Fund
Common Stocks
Shares Value ($)
Containers & Packaging 0.2%
Graphic Packaging Holding
Co. 20,080 282,927
Distributors 1.2%
Pool Corp. 4,470 1,495,394
Diversified Telecommunication Services 0.9%
Bandwidth, Inc., Class A*(a) 6,318 1,102,933
Electrical Equipment 1.2%
EnerSys 3,959 265,728
Generac Holdings, Inc.* 5,331 1,032,295
Regal Beloit Corp. 1,849 173,566
1,471,589
Electronic Equipment, Instruments & Components 1.0%
CTS Corp. 10,485 230,985
Insight Enterprises, Inc.* 6,164 348,759
Novanta , Inc.* 5,488 578,106
1,157,850
Entertainment 0.9%
Zynga, Inc., Class A*(a) 123,032 1,122,052
Equity Real Estate Investment Trusts (REITs) 1.8%
Columbia Property Trust, Inc. 14,301 156,024
CoreSite Realty Corp. 2,278 270,809
Corporate Office Properties
Trust 8,997 213,409
Essential Properties Realty
Trust, Inc. 14,872 272,455
First Industrial Realty Trust,
Inc. 19,540 777,692
Independence Realty Trust,
Inc. 24,590 284,998
PS Business Parks, Inc. 2,193 268,401
2,243,788
Food & Staples Retailing 1.3%
BJ's Wholesale Club Holdings,
Inc.* 16,704 694,051
Grocery Outlet Holding Corp.* 13,550 532,786
Performance Food Group Co.* 12,201 422,399
1,649,236
Food Products 2.3%
Freshpet , Inc.*(a) 19,545 2,182,199
Hostess Brands, Inc.* 24,836 306,228
Simply Good Foods Co. (The)* 13,216 291,413
Vital Farms, Inc.*(a) 1,904 77,169
2,857,009
Health Care Equipment & Supplies 10.1%
AtriCure , Inc.* 6,272 250,253
Axonics Modulation
Technologies, Inc.*(a) 11,562 590,124
Cardiovascular Systems, Inc.* 6,042 237,753
CryoPort , Inc.*(a) 16,659 789,637
GenMark Diagnostics, Inc.* 14,614 207,519
Globus Medical, Inc., Class A* 8,070 399,626
ICU Medical, Inc.* 740 135,242
Insulet Corp.*(a) 5,146 1,217,492
Integer Holdings Corp.* 8,654 510,673
Integra LifeSciences Holdings
Corp.* 6,419 303,105
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
iRhythm Technologies, Inc.*(a) 5,840 1,390,562
Masimo Corp.* 6,245 1,474,195
NuVasive , Inc.*(a) 4,654 226,045
OraSure Technologies, Inc.* 13,418 163,297
Penumbra, Inc.*(a) 3,974 772,466
Quidel Corp.*(a) 6,322 1,386,920
Silk Road Medical, Inc.*(a) 8,989 604,151
Tandem Diabetes Care, Inc.* 15,255 1,731,443
12,390,503
Health Care Providers & Services 3.2%
1Life Healthcare, Inc.*(a) 10,949 310,514
Addus HomeCare Corp.* 5,791 547,307
Amedisys , Inc.* 6,142 1,452,153
LHC Group, Inc.* 2,691 571,999
Oak Street Health, Inc.*(a) 3,120 166,733
Providence Service Corp.
(The)* 4,128 383,532
R1 RCM, Inc.* 31,286 536,555
3,968,793
Health Care Technology 2.3%
Health Catalyst, Inc.* 8,392 307,147
HMS Holdings Corp.* 11,441 274,012
Inspire Medical Systems,
Inc.*(a) 9,500 1,225,975
Omnicell , Inc.*(a) 8,520 636,103
Phreesia , Inc.* 12,380 397,770
2,841,007
Hotels, Restaurants & Leisure 3.9%
Choice Hotels International,
Inc. 4,143 356,132
Churchill Downs, Inc. 8,052 1,319,079
Dunkin' Brands Group, Inc. 3,921 321,169
Papa John's International, Inc. 5,707 469,572
Penn National Gaming,
Inc.*(a) 9,922 721,330
Wingstop , Inc.(a) 12,119 1,656,061
4,843,343
Household Durables 2.3%
KB Home 4,762 182,813
Meritage Homes Corp.* 6,553 723,386
TopBuild Corp.* 10,992 1,876,224
2,782,423
Insurance 1.1%
James River Group Holdings
Ltd. 8,226 366,304
Kemper Corp. 4,186 279,750
Kinsale Capital Group, Inc. 3,916 744,745
1,390,799
Interactive Media & Services 0.1%
Cargurus , Inc.* 6,276 135,750
Internet & Direct Marketing Retail 0.8%
Shutterstock, Inc. 3,959 206,026
Stamps.com, Inc.* 3,262 785,979
992,005

NVIT Multi-Manager Small Cap Growth Fund - September 30, 2020 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
IT Services 3.4%
CACI International, Inc., Class
A* 1,905 406,070
ExlService Holdings, Inc.* 5,310 350,301
LiveRamp Holdings, Inc.* 15,371 795,757
ManTech International Corp.,
Class A 5,180 356,798
MongoDB, Inc.*(a) 4,294 994,104
Perficient , Inc.* 10,473 447,616
Repay Holdings Corp.* 4,300 101,050
Science Applications
International Corp. 4,390 344,264
Verra Mobility Corp.*(a) 33,943 327,889
4,123,849
Leisure Products 1.0%
American Outdoor Brands,
Inc.* 3,088 40,237
Smith & Wesson Brands, Inc. 16,089 249,701
YETI Holdings, Inc.*(a) 19,196 869,963
1,159,901
Life Sciences Tools & Services 4.3%
10X Genomics, Inc., Class A* 2,416 301,227
Bio- Techne Corp. 2,617 648,309
Medpace Holdings, Inc.* 8,070 901,823
NanoString Technologies,
Inc.*(a) 7,295 326,087
NeoGenomics , Inc.*(a) 20,214 745,694
PRA Health Sciences, Inc.*(a) 3,780 383,443
Repligen Corp.* 13,752 2,028,970
5,335,553
Machinery 4.8%
Altra Industrial Motion Corp. 5,513 203,816
Chart Industries, Inc.* 8,483 596,100
Colfax Corp.*(a) 10,282 322,444
Federal Signal Corp. 18,198 532,291
ITT, Inc. 18,660 1,101,873
John Bean Technologies Corp.
(a) 4,909 451,088
Kornit Digital Ltd.*(a) 14,884 965,525
Rexnord Corp. 11,136 332,298
SPX Corp.* 22,559 1,046,286
SPX FLOW, Inc.* 7,063 302,438
5,854,159
Media 1.3%
Cable One, Inc. 587 1,106,747
Cardlytics, Inc.*(a) 6,598 465,621
1,572,368
Metals & Mining 0.3%
SSR Mining, Inc.* 19,223 358,893
Paper & Forest Products 1.0%
Boise Cascade Co. 7,684 306,745
Louisiana-Pacific Corp. 31,994 944,143
1,250,888
Personal Products 0.2%
BellRing Brands, Inc., Class A* 14,030 290,982
Pharmaceuticals 1.2%
MyoKardia , Inc.* 4,147 565,360
Common Stocks
Shares Value ($)
Pharmaceuticals
Pacira BioSciences , Inc.*(a) 4,457 267,955
Reata Pharmaceuticals, Inc.,
Class A*(a) 1,269 123,626
Revance Therapeutics, Inc.* 9,808 246,573
Theravance Biopharma,
Inc.*(a) 14,454 213,702
Tricida , Inc.* 7,642 69,237
1,486,453
Professional Services 0.9%
ASGN, Inc.* 5,971 379,517
Exponent, Inc. 5,844 420,943
Insperity , Inc. 4,448 291,300
1,091,760
Real Estate Management & Development 0.2%
Redfin Corp.* 3,623 180,896
Road & Rail 0.7%
Marten Transport Ltd. 13,762 224,596
Saia, Inc.* 5,230 659,712
884,308
Semiconductors & Semiconductor Equipment 6.4%
Axcelis Technologies, Inc.*(a) 11,849 260,678
Cirrus Logic, Inc.* 4,556 307,302
Cohu , Inc. 12,681 217,860
Entegris , Inc. 10,990 816,997
First Solar, Inc.* 4,279 283,270
FormFactor , Inc.* 12,409 309,356
Inphi Corp.* 5,992 672,602
Lattice Semiconductor
Corp.*(a) 45,221 1,309,600
MACOM Technology Solutions
Holdings, Inc.* 13,918 473,351
MKS Instruments, Inc. 6,611 722,120
Monolithic Power Systems,
Inc. 6,322 1,767,694
Power Integrations, Inc.(a) 6,775 375,335
Synaptics , Inc.* 4,482 360,442
7,876,607
Software 11.3%
Alarm.com Holdings, Inc.* 5,718 315,920
Avalara, Inc.* 8,878 1,130,525
Bentley Systems, Inc., Class
B* 500 15,700
Bill.com Holdings, Inc.* 3,969 398,130
Blackbaud , Inc.(a) 4,738 264,523
Duck Creek Technologies,
Inc.*(a) 2,509 113,984
Envestnet , Inc.* 7,138 550,768
Everbridge , Inc.*(a) 5,713 718,295
Five9, Inc.* 10,908 1,414,549
Globant SA* 4,850 869,217
HubSpot , Inc.*(a) 3,125 913,219
Jamf Holding Corp.*(a) 2,650 99,667
JFrog Ltd.*(a) 817 69,159
Manhattan Associates, Inc.* 10,565 1,008,852
Medallia , Inc.*(a) 11,300 309,846
Mimecast Ltd.* 9,407 441,376
nCino , Inc.* 770 61,354
Paylocity Holding Corp.* 6,100 984,662

60 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Multi-Manager Small Cap Growth Fund
Common Stocks
Shares Value ($)
Software
Pegasystems , Inc. 2,357 285,291
Q2 Holdings, Inc.*(a) 12,536 1,144,035
Rapid7, Inc.*(a) 8,394 514,049
SailPoint Technologies
Holdings, Inc.* 9,338 369,505
Sprout Social, Inc., Class A* 8,175 314,738
Sumo Logic, Inc.*(a) 1,863 40,613
SVMK, Inc.* 19,057 421,350
Varonis Systems, Inc.*(a) 9,220 1,064,172
Vertex, Inc., Class A*(a) 3,488 80,224
13,913,723
Specialty Retail 1.5%
Floor & Decor Holdings, Inc.,
Class A* 6,040 451,792
Foot Locker, Inc. 10,573 349,226
Lithia Motors, Inc., Class A 2,539 578,740
Vroom, Inc.* 9,008 466,434
1,846,192
Textiles, Apparel & Luxury Goods 1.5%
Carter's, Inc.(a) 2,791 241,645
Deckers Outdoor Corp.* 2,473 544,085
PVH Corp. 6,775 404,061
Under Armour , Inc., Class C* 29,467 289,955
Wolverine World Wide, Inc. 12,977 335,326
1,815,072
Thrifts & Mortgage Finance 0.2%
MGIC Investment Corp. 31,902 282,652
Trading Companies & Distributors 0.9%
Applied Industrial
Technologies, Inc. 6,558 361,346
SiteOne Landscape Supply,
Inc.* 6,028 735,114
1,096,460
Total Common Stocks
(cost $87,874,713) 120,974,868
Exchange Traded Fund 0.3%
Equity Fund 0.3%
iShares Russell 2000 Growth
ETF 1,807 400,286
Total Exchange Traded Fund
(cost $399,950) 400,286
Repurchase Agreements 6.3%
Principal
Amount ($)
Bank of America NA,
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$3,697,099, collateralized
by U.S. Government
Agency Securities, 3.00%,
maturing 7/20/2049; total
market value $3,771,032.
(b) 3,697,091 3,697,091
Repurchase Agreements
Principal
Amount ($) Value ($)
CF Secured, LLC,
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$1,000,003, collateralized
by U.S. Government
Agency Securities,
ranging from 2.00% -
4.63%, maturing 7/1/2035
- 7/20/2069; total market
value $1,020,002.(b) 1,000,000 1,000,000
Nomura Securities
International, Inc.,
0.06%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$3,000,005, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 3.63%, maturing
11/15/2020 - 6/15/2023;
total market value
$3,060,003.(b) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $7,697,091) 7,697,091
Total Investments
(cost $95,971,754) — 104.9% 129,072,245
Liabilities in excess of other assets — (4.9)% (6,078,649)
NET ASSETS — 100.0%
$ 122,993,596
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on
loan at September 30, 2020 was $27,097,830, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $7,697,091 and by
$19,995,205 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 10/8/2020 –
2/15/2050, a total value of $27,692,296.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2020 was
$7,697,091.
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

NVIT Multi-Manager Small Cap Growth Fund - September 30, 2020 (Unaudited) - Statement of Investments - 61
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

62 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Multi-Manager Small Cap Growth Fund
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 120,974,868 $ – $ – $ 120,974,868
Exchange Traded Fund 400,286 – – 400,286
Repurchase Agreements – 7,697,091 – 7,697,091
Total $ 121,375,154 $ 7,697,091 $ – $ 129,072,245
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Multi-Manager Small Cap Value Fund - September 30, 2020 (Unaudited) - Statement of Investments - 63
Common Stocks 96.6%
Shares Value ($)
Aerospace & Defense 1.3%
Astronics Corp.* 27,643 213,404
Triumph Group, Inc.(a) 54,649 355,765
Vectrus , Inc.* 36,286 1,378,868
1,948,037
Air Freight & Logistics 0.3%
Echo Global Logistics, Inc.* 20,513 528,620
Airlines 0.3%
SkyWest, Inc. 13,016 388,658
Auto Components 3.5%
Adient plc* 28,588 495,430
American Axle &
Manufacturing Holdings,
Inc.* 98,735 569,701
Cooper Tire & Rubber Co. 395 12,522
Cooper-Standard Holdings,
Inc.*(a) 27,187 359,140
Dorman Products, Inc.*(a) 24,889 2,249,468
Goodyear Tire & Rubber Co.
(The) 111,920 858,426
Modine Manufacturing Co.* 44,836 280,225
Tenneco, Inc., Class A*(a) 66,268 459,900
5,284,812
Banks 6.4%
1st Source Corp. 1,054 32,505
Altabancorp 2,688 54,083
Amalgamated Bank, Class A 9,013 95,357
American National
Bankshares , Inc.(a) 1,100 23,012
Atlantic Capital Bancshares,
Inc.*(a) 9,972 113,182
BancFirst Corp.(a) 11,916 486,649
Bancorp, Inc. (The)* 34,367 296,931
Bank of Commerce
Holdings(a) 3,056 21,300
Bank of Marin Bancorp 2,100 60,816
Bank of Princeton (The)(a) 211 3,834
Bankwell Financial Group, Inc. 778 11,009
Banner Corp. 16,980 547,775
BayCom Corp.* 3,312 34,114
BCB Bancorp, Inc.(a) 1,200 9,600
Cadence Bancorp 89,325 767,302
Capital City Bank Group, Inc.
(a) 5,172 97,182
Capstar Financial Holdings,
Inc. 4,044 39,672
Carter Bank & Trust(a) 4,632 30,803
CBTX, Inc.(a) 8,131 132,861
Central Pacific Financial Corp. 26,516 359,822
Central Valley Community
Bancorp(a) 4,004 49,449
Chemung Financial Corp.(a) 843 24,337
CNB Financial Corp. 2,663 39,599
Community Trust Bancorp, Inc. 6,849 193,553
Eagle Bancorp, Inc.(a) 23,620 632,780
Enterprise Financial Services
Corp. 15,527 423,421
Esquire Financial Holdings,
Inc.* 1,000 15,000
Common Stocks
Shares Value ($)
Banks
Evans Bancorp, Inc.(a) 316 7,031
FB Financial Corp. 11,159 280,314
Financial Institutions, Inc. 6,112 94,125
First Bancorp/PR 79,383 414,379
First Commonwealth Financial
Corp. 1,464 11,331
First Financial Corp. 3,161 99,255
First Internet Bancorp 1,300 19,149
Great Southern Bancorp, Inc.
(a) 3,899 141,222
Guaranty Bancshares, Inc.(a) 2,775 69,070
Hanmi Financial Corp. 26,895 220,808
HBT Financial, Inc. 6,215 69,732
Heartland Financial USA, Inc. 3,358 100,723
Heritage Commerce Corp.(a) 13,587 90,421
Heritage Financial Corp.(a) 1,806 33,212
Hilltop Holdings, Inc. 18,014 370,728
Hope Bancorp, Inc. 5,362 40,671
Independent Bank Corp./MI(a) 9,722 122,206
Lakeland Bancorp, Inc. 14,935 148,603
Live Oak Bancshares, Inc.(a) 15,839 401,202
Macatawa Bank Corp.(a) 3,688 24,083
Metropolitan Bank Holding
Corp.*(a) 2,845 79,660
MidWestOne Financial Group,
Inc. 1,475 26,358
National Bankshares , Inc.(a) 53 1,342
Nicolet Bankshares , Inc.*(a) 3,688 201,402
Northrim Bancorp, Inc. 2,051 52,280
OFG Bancorp 33,207 413,759
Old Second Bancorp, Inc. 2,002 15,005
Peapack -Gladstone Financial
Corp. 5,163 78,219
Peoples Bancorp, Inc. 2,424 46,274
Preferred Bank 6,705 215,365
Professional Holding Corp.,
Class A*(a) 2,038 27,330
QCR Holdings, Inc. 6,533 179,069
RBB Bancorp(a) 5,509 62,472
Select Bancorp, Inc.*(a) 1,693 12,173
Shore Bancshares, Inc.(a) 3,267 35,872
Sierra Bancorp 2,845 47,768
SmartFinancial , Inc.(a) 3,843 52,226
South Plains Financial, Inc.(a) 1,860 23,083
Southern First Bancshares,
Inc.*(a) 2,525 60,979
Spirit of Texas Bancshares,
Inc.*(a) 1,000 11,160
TriState Capital Holdings, Inc.* 1,054 13,955
UMB Financial Corp. 13,329 653,254
9,663,218
Biotechnology 2.1%
Acorda Therapeutics, Inc.*(a) 16,752 8,627
Aduro Biotech, Inc.*(a) 12,034 29,243
AnaptysBio , Inc.* 2,593 38,247
Aptinyx , Inc.*(a) 6,637 22,433
Beyondspring , Inc.* 1,387 18,461
Catalyst Biosciences, Inc.* 5,165 22,210
Chimerix , Inc.* 44,372 110,486

64 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Biotechnology
Concert Pharmaceuticals,
Inc.*(a) 18,701 183,644
Cyclerion Therapeutics,
Inc.*(a) 2,341 14,233
Emergent BioSolutions , Inc.* 9,595 991,452
Enanta Pharmaceuticals, Inc.* 2,649 121,271
Five Prime Therapeutics,
Inc.*(a) 8,454 39,734
G1 Therapeutics, Inc.*(a) 4,157 48,013
GlycoMimetics , Inc.*(a) 9,088 27,900
Gossamer Bio, Inc.*(a) 18,191 225,750
Jounce Therapeutics, Inc.*(a) 3,899 31,816
Myriad Genetics, Inc.* 40,323 525,812
Rubius Therapeutics, Inc.*(a) 23,322 116,843
Savara , Inc.*(a) 2,125 2,316
Sutro Biopharma, Inc.*(a) 2,686 26,994
United Therapeutics Corp.* 3,135 316,635
Vanda Pharmaceuticals,
Inc.*(a) 31,966 308,792
3,230,912
Building Products 1.7%
American Woodmark Corp.* 20,191 1,585,801
Apogee Enterprises, Inc. 17,926 383,079
Quanex Building Products
Corp. 20,857 384,603
Resideo Technologies, Inc.* 20,947 230,417
2,583,900
Capital Markets 6.7%
Blucora , Inc.*(a) 16,338 153,904
Cowen, Inc., Class A(a) 13,873 225,714
Donnelley Financial Solutions,
Inc.* 26,113 348,870
Focus Financial Partners, Inc.,
Class A*(a) 136,479 4,475,146
Virtus Investment Partners,
Inc.(a) 28,662 3,973,986
Waddell & Reed Financial,
Inc., Class A(a) 62,904 934,124
10,111,744
Chemicals 2.3%
AdvanSix , Inc.* 20,022 257,883
Ashland Global Holdings, Inc. 6,006 425,945
Chase Corp.(a) 9,478 904,201
Element Solutions, Inc.* 12,617 132,605
Intrepid Potash, Inc.*(a) 4,568 38,554
Kraton Corp.*(a) 19,865 353,994
Rayonier Advanced Materials,
Inc.*(a) 24,989 79,965
Stepan Co. 7,271 792,539
Trinseo SA 19,193 492,109
3,477,795
Commercial Services & Supplies 9.3%
BrightView Holdings, Inc.*(a) 163,550 1,864,470
Healthcare Services Group,
Inc.(a) 88,536 1,906,180
Interface, Inc. 33,546 205,302
KAR Auction Services, Inc.(a) 151,329 2,179,138
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Kimball International, Inc.,
Class B 13,193 139,054
Pitney Bowes, Inc.(a) 112,071 595,097
SP Plus Corp.*(a) 75,326 1,352,102
Steelcase, Inc., Class A 10,131 102,424
Team, Inc.*(a) 18,187 100,028
UniFirst Corp. 20,259 3,836,447
US Ecology, Inc.(a) 54,712 1,787,441
14,067,683
Communications Equipment 1.8%
ADTRAN, Inc.(a) 24,333 249,535
Aviat Networks, Inc.* 2,000 43,920
CommScope Holding Co.,
Inc.* 7,323 65,907
Comtech Telecommunications
Corp.(a) 16,143 226,002
DZS, Inc.*(a) 5,882 55,114
Infinera Corp.*(a) 68,039 419,120
NETGEAR, Inc.*(a) 26,702 822,956
NetScout Systems, Inc.* 21,767 475,174
PC-Tel, Inc.*(a) 4,036 22,844
Plantronics, Inc.(a) 18,862 223,326
Ribbon Communications,
Inc.*(a) 37,420 144,815
2,748,713
Construction & Engineering 2.2%
Arcosa , Inc. 12,280 541,425
EMCOR Group, Inc. 28,620 1,937,860
Orion Group Holdings, Inc.* 2,926 8,047
Primoris Services Corp. 23,518 424,265
Tutor Perini Corp.* 35,573 395,927
3,307,524
Consumer Finance 1.3%
Elevate Credit, Inc.*(a) 6,849 17,602
Enova International, Inc.*(a) 17,888 293,184
EZCORP, Inc., Class A*(a) 31,279 157,333
Green Dot Corp., Class A* 20,655 1,045,350
LendingClub Corp.*(a) 65,813 309,979
SLM Corp. 10,453 84,565
1,908,013
Containers & Packaging 0.1%
O-I Glass, Inc. 9,307 98,561
Diversified Consumer Services 0.9%
Adtalem Global Education,
Inc.* 11,984 294,087
American Public Education,
Inc.*(a) 17,598 496,088
H&R Block, Inc. 8,743 142,424
Houghton Mifflin Harcourt Co.* 12,296 21,272
K12, Inc.* 14,216 374,449
Universal Technical Institute,
Inc.*(a) 11,030 56,032
1,384,352
Diversified Financial Services 0.2%
Marlin Business Services
Corp.(a) 2,823 19,902

NVIT Multi-Manager Small Cap Value Fund - September 30, 2020 (Unaudited) - Statement of Investments - 65
Common Stocks
Shares Value ($)
Diversified Financial Services
Voya Financial, Inc. 6,274 300,713
320,615
Diversified Telecommunication Services 0.1%
Liberty Latin America Ltd.,
Class C* 3,228 26,276
ORBCOMM, Inc.*(a) 33,062 112,411
138,687
Electric Utilities 0.5%
Portland General Electric Co. 23,433 831,871
Electrical Equipment 1.7%
EnerSys 33,859 2,272,616
LSI Industries, Inc.(a) 10,174 68,675
Powell Industries, Inc. 7,596 183,291
2,524,582
Electronic Equipment, Instruments & Components 4.5%
Avnet, Inc. 6,588 170,234
Bel Fuse, Inc., Class B(a) 6,112 65,276
Benchmark Electronics, Inc. 24,900 501,735
Daktronics, Inc.(a) 23,764 94,106
ePlus , Inc.* 47,997 3,513,380
FLIR Systems, Inc. 64,599 2,315,874
ScanSource , Inc.* 4,748 94,153
6,754,758
Energy Equipment & Services 0.6%
Exterran Corp.*(a) 16,604 69,073
Matrix Service Co.*(a) 17,260 144,121
Nabors Industries Ltd.(a) 2,208 53,963
Newpark Resources, Inc.*(a) 57,152 60,010
Patterson-UTI Energy, Inc.(a) 111,585 318,017
ProPetro Holding Corp.*(a) 55,596 225,720
870,904
Entertainment 0.1%
Madison Square Garden
Sports Corp., Class A* 885 133,175
Equity Real Estate Investment Trusts (REITs) 2.9%
Armada Hoffler Properties, Inc. 10,988 101,749
CoreCivic , Inc. 7,945 63,560
CorePoint Lodging, Inc. 42,068 229,271
Franklin Street Properties
Corp. 29,729 108,808
Front Yard Residential Corp. 51,032 446,020
Gaming and Leisure
Properties, Inc. 21,639 799,128
Investors Real Estate Trust 8,903 580,208
National Health Investors, Inc. 3,097 186,656
New Senior Investment Group,
Inc. 33,190 132,760
Physicians Realty Trust 13,049 233,707
Piedmont Office Realty Trust,
Inc., Class A 36,346 493,215
Retail Opportunity Investments
Corp. 4,281 44,587
Retail Value, Inc. 9,966 125,273
SITE Centers Corp. 23,815 171,468
Spirit Realty Capital, Inc. 13,132 443,205
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Summit Hotel Properties, Inc. 28,838 149,381
4,308,996
Food & Staples Retailing 0.2%
Andersons, Inc. (The) 10,350 198,410
SpartanNash Co. 10,367 169,500
367,910
Food Products 0.1%
Farmer Brothers Co.*(a) 10,241 45,265
Post Holdings, Inc.* 875 75,250
120,515
Gas Utilities 0.5%
Southwest Gas Holdings, Inc. 13,108 827,115
Health Care Equipment & Supplies 0.8%
AngioDynamics , Inc.* 15,034 181,310
LivaNova plc* 14,088 636,919
Orthofix Medical, Inc.*(a) 4,765 148,382
Varex Imaging Corp.*(a) 22,520 286,454
1,253,065
Health Care Providers & Services 3.0%
Addus HomeCare Corp.*(a) 30,479 2,880,570
Cross Country Healthcare,
Inc.* 24,553 159,349
Hanger, Inc.* 3,727 58,961
Magellan Health, Inc.* 11,276 854,495
Molina Healthcare, Inc.* 1,380 252,595
Owens & Minor, Inc.(a) 10,095 253,486
4,459,456
Health Care Technology 0.9%
Allscripts Healthcare Solutions,
Inc.*(a) 132,381 1,077,581
Computer Programs &
Systems, Inc. 10,468 289,022
1,366,603
Hotels, Restaurants & Leisure 1.9%
Del Taco Restaurants, Inc.*(a) 19,252 157,866
Everi Holdings, Inc.*(a) 31,302 258,242
International Game
Technology plc(a) 63,184 703,238
PlayAGS , Inc.*(a) 34,031 120,470
Scientific Games Corp.*(a) 9,898 345,539
Wyndham Hotels & Resorts,
Inc.(a) 25,882 1,307,041
2,892,396
Household Durables 0.5%
Beazer Homes USA, Inc.*(a) 9,937 131,168
GoPro, Inc., Class A*(a) 115,204 521,874
ZAGG, Inc.*(a) 28,121 78,739
731,781
Household Products 0.1%
Central Garden & Pet Co.,
Class A* 2,786 100,686
Insurance 4.3%
American Equity Investment
Life Holding Co.(a) 16,790 369,212

66 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Insurance
Argo Group International
Holdings Ltd. 4,772 164,300
Brighthouse Financial, Inc.* 10,592 285,031
Donegal Group, Inc., Class A 3,618 50,905
Employers Holdings, Inc.(a) 19,803 599,041
Enstar Group Ltd.* 17,619 2,845,468
FedNat Holding Co.(a) 4,558 28,807
Hallmark Financial Services,
Inc.*(a) 10,932 28,642
HCI Group, Inc.(a) 7,444 366,915
Heritage Insurance Holdings,
Inc.(a) 29,295 296,465
James River Group Holdings
Ltd. 10,026 446,458
ProSight Global, Inc.*(a) 1,939 21,988
Protective Insurance Corp.,
Class B 2,108 27,678
Reinsurance Group of
America, Inc. 3,663 348,681
Stewart Information Services
Corp. 7,587 331,780
United Fire Group, Inc. 4,851 98,572
United Insurance Holdings
Corp. 7,135 43,238
Universal Insurance Holdings,
Inc. 10,276 142,220
6,495,401
Interactive Media & Services 0.7%
TrueCar , Inc.*(a) 74,080 370,400
Yelp, Inc.* 33,925 681,553
1,051,953
Internet & Direct Marketing Retail 0.0%
†
Quotient Technology, Inc.*(a) 3,839 28,332
IT Services 2.7%
Cass Information Systems,
Inc.(a) 33,689 1,355,646
Conduent , Inc.*(a) 136,874 435,259
Verra Mobility Corp.*(a) 244,932 2,366,043
4,156,948
Leisure Products 0.8%
Smith & Wesson Brands, Inc. 21,686 336,567
Vista Outdoor, Inc.*(a) 39,780 802,760
1,139,327
Life Sciences Tools & Services 0.0%
†
Harvard Bioscience, Inc.*(a) 7,965 23,975
Machinery 3.8%
AGCO Corp. 12,268 911,144
Astec Industries, Inc.(a) 8,012 434,651
Commercial Vehicle Group,
Inc.*(a) 36,039 235,335
Crane Co. 43,120 2,161,606
Graham Corp.(a) 1,600 20,432
Lydall , Inc.*(a) 17,364 287,201
Manitowoc Co., Inc. (The)* 50,254 422,636
Park-Ohio Holdings Corp.(a) 4,200 67,494
REV Group, Inc.(a) 27,292 215,334
Terex Corp. 38,887 752,852
Common Stocks
Shares Value ($)
Machinery
Titan International, Inc.(a) 4,571 13,210
Wabash National Corp.(a) 12,540 149,978
5,671,873
Media 1.3%
comScore, Inc.*(a) 63,375 129,285
Entercom Communications
Corp., Class A 76,874 123,767
Hemisphere Media Group,
Inc.*(a) 143,337 1,245,599
Scholastic Corp. 14,753 309,665
Tribune Publishing Co.(a) 10,159 118,454
1,926,770
Metals & Mining 0.4%
Olympic Steel, Inc.(a) 6,868 78,020
Ryerson Holding Corp.* 12,124 69,471
Schnitzer Steel Industries,
Inc., Class A(a) 17,387 334,352
TimkenSteel Corp.*(a) 36,668 130,171
612,014
Oil, Gas & Consumable Fuels 2.9%
Arch Resources, Inc.(a) 18,618 790,893
Bonanza Creek Energy, Inc.* 21,763 409,144
CONSOL Energy, Inc.* 5,270 23,346
Dorian LPG Ltd.* 52,146 417,690
Green Plains, Inc.*(a) 54,448 842,855
Infinity Bio-energy Ltd.*^∞ 155,500 0
International Seaways, Inc. 28,529 416,809
Kosmos Energy Ltd.(a) 249,512 243,424
Par Pacific Holdings, Inc.*(a) 37,477 253,719
REX American Resources
Corp.* 3,551 232,981
SFL Corp. Ltd.(a) 7,613 57,021
Talos Energy, Inc.*(a) 6,164 39,758
World Fuel Services Corp. 32,468 687,997
4,415,637
Paper & Forest Products 0.7%
Boise Cascade Co. 24,658 984,347
Verso Corp., Class A(a) 4,426 34,921
1,019,268
Personal Products 0.9%
Inter Parfums , Inc.(a) 36,941 1,379,746
Revlon, Inc., Class A*(a) 6,322 39,955
1,419,701
Pharmaceuticals 0.8%
AMAG Pharmaceuticals,
Inc.*(a) 34,700 326,180
Assertio Holdings, Inc.* 1,000 666
Cymabay Therapeutics,
Inc.*(a) 6,452 46,712
Endo International plc*(a) 51,845 171,088
Lannett Co., Inc.*(a) 18,823 115,009
Strongbridge Biopharma
plc*(a) 17,188 36,095
Supernus Pharmaceuticals,
Inc.*(a) 22,794 475,027
Theravance Biopharma, Inc.* 5,405 79,913
1,250,690

NVIT Multi-Manager Small Cap Value Fund - September 30, 2020 (Unaudited) - Statement of Investments - 67
Common Stocks
Shares Value ($)
Professional Services 1.1%
GP Strategies Corp.*(a) 1,400 13,496
Heidrick & Struggles
International, Inc.(a) 3,874 76,124
Insperity , Inc. 1,752 114,738
Kelly Services, Inc., Class A 31,395 534,971
ManpowerGroup , Inc. 4,215 309,086
TrueBlue , Inc.* 35,032 542,646
1,591,061
Real Estate Management & Development 2.0%
Altisource Portfolio Solutions
SA*(a) 700 8,869
CTO Realty Growth, Inc. 2,977 131,286
Jones Lang LaSalle, Inc. 30,764 2,942,884
3,083,039
Road & Rail 2.1%
ArcBest Corp. 23,334 724,754
Landstar System, Inc. 19,033 2,388,451
3,113,205
Semiconductors & Semiconductor Equipment 4.1%
Alpha & Omega
Semiconductor Ltd.* 11,940 153,071
Ambarella , Inc.* 9,316 486,109
Cabot Microelectronics Corp. 23,850 3,406,018
Cirrus Logic, Inc.* 12,139 818,776
NeoPhotonics Corp.*(a) 35,518 216,305
Pixelworks , Inc.*(a) 22,049 45,200
Synaptics , Inc.*(a) 9,108 732,465
Veeco Instruments, Inc.*(a) 34,662 404,506
6,262,450
Software 2.5%
Manhattan Associates, Inc.* 37,298 3,561,586
SeaChange International,
Inc.*(a) 27,421 23,867
Synchronoss Technologies,
Inc.*(a) 36,776 110,696
Telenav , Inc.* 19,913 71,687
3,767,836
Specialty Retail 2.1%
America's Car-Mart, Inc.*(a) 31,819 2,700,797
Hibbett Sports, Inc.*(a) 10,365 406,515
3,107,312
Technology Hardware, Storage & Peripherals 0.2%
Diebold Nixdorf, Inc.*(a) 12,434 94,996
Quantum Corp.*(a) 11,402 52,449
Super Micro Computer, Inc.*(a) 6,852 180,893
328,338
Textiles, Apparel & Luxury Goods 0.3%
Fossil Group, Inc.* 19,383 111,258
Rocky Brands, Inc. 3,019 74,962
Unifi, Inc.* 13,116 168,410
Vera Bradley, Inc.*(a) 16,590 101,365
455,995
Thrifts & Mortgage Finance 1.3%
Bridgewater Bancshares,
Inc.*(a) 5,662 53,732
Flagstar Bancorp, Inc. 9,461 280,329
Common Stocks
Shares Value ($)
Thrifts & Mortgage Finance
Home Bancorp, Inc.(a) 843 20,359
HomeStreet , Inc. 15,009 386,632
Merchants Bancorp 5,690 112,150
Meridian Bancorp, Inc. 15,297 158,324
OP Bancorp(a) 2,951 16,880
PCSB Financial Corp. 5,598 67,568
Riverview Bancorp, Inc.(a) 3,688 15,305
Southern Missouri Bancorp,
Inc.(a) 700 16,506
TrustCo Bank Corp.(a) 55,823 291,396
Washington Federal, Inc. 24,026 501,182
1,920,363
Trading Companies & Distributors 2.8%
Beacon Roofing Supply, Inc.* 73,035 2,269,197
CAI International, Inc.(a) 3,036 83,581
DXP Enterprises, Inc.* 9,000 145,170
Foundation Building Materials,
Inc.*(a) 11,959 187,996
Herc Holdings, Inc.* 8,154 322,980
MRC Global, Inc.*(a) 85,209 364,695
NOW, Inc.* 65,282 296,380
Veritiv Corp.* 11,903 150,692
WESCO International, Inc.* 9,992 439,848
4,260,539
Total Common Stocks
(cost $167,886,040) 145,837,684
Repurchase Agreements 8.3%
Principal
Amount ($)
Bank of America NA,
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$4,593,712, collateralized
by U.S. Government
Agency Securities, 3.00%,
maturing 7/20/2049; total
market value $4,685,576.
(b) 4,593,702 4,593,702
CF Secured, LLC,
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$1,000,003, collateralized
by U.S. Government
Agency Securities,
ranging from 2.00% -
4.63%, maturing 7/1/2035
- 7/20/2069; total market
value $1,020,002.(b) 1,000,000 1,000,000

68 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
NatWest Markets Securities,
Inc.,
0.07%, dated 9/29/2020,
due 10/6/2020,
repurchase price
$4,000,055, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.13%
- 3.00%, maturing
7/15/2021 - 8/15/2048;
total market value
$4,080,012.(b) 4,000,000 4,000,000
Pershing LLC,
0.14%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$3,000,012, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 9.00%, maturing
11/1/2020 - 8/20/2070;
total market value
$3,060,000.(b) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $12,593,702) 12,593,702
Total Investments
(cost $180,479,742) — 104.9% 158,431,386
Liabilities in excess of other assets — (4.9)% (7,394,832)
NET ASSETS — 100.0%
$ 151,036,554
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on
loan at September 30, 2020 was $25,115,998, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $12,593,702 and by
$13,472,327 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 10/8/2020 –
2/15/2050, a total value of $26,066,029.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2020 was
$12,593,702.
REIT Real Estate Investment Trust
USD United States Dollar

NVIT Multi-Manager Small Cap Value Fund - September 30, 2020 (Unaudited) - Statement of Investments - 69
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

70 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 1,948,037 $ – $ – $ 1,948,037
Air Freight & Logistics 528,620 – – 528,620
Airlines 388,658 – – 388,658
Auto Components 5,284,812 – – 5,284,812
Banks 9,663,218 – – 9,663,218
Biotechnology 3,230,912 – – 3,230,912
Building Products 2,583,900 – – 2,583,900
Capital Markets 10,111,744 – – 10,111,744
Chemicals 3,477,795 – – 3,477,795
Commercial Services & Supplies 14,067,683 – – 14,067,683
Communications Equipment 2,748,713 – – 2,748,713
Construction & Engineering 3,307,524 – – 3,307,524
Consumer Finance 1,908,013 – – 1,908,013
Containers & Packaging 98,561 – – 98,561
Diversified Consumer Services 1,384,352 – – 1,384,352
Diversified Financial Services 320,615 – – 320,615
Diversified Telecommunication Services 138,687 – – 138,687
Electric Utilities 831,871 – – 831,871
Electrical Equipment 2,524,582 – – 2,524,582
Electronic Equipment, Instruments &
Components 6,754,758 – – 6,754,758
Energy Equipment & Services 870,904 – – 870,904
Entertainment 133,175 – – 133,175
Equity Real Estate Investment Trusts
(REITs) 4,308,996 – – 4,308,996
Food & Staples Retailing 367,910 – – 367,910
Food Products 120,515 – – 120,515
Gas Utilities 827,115 – – 827,115
Health Care Equipment & Supplies 1,253,065 – – 1,253,065
Health Care Providers & Services 4,459,456 – – 4,459,456
Health Care Technology 1,366,603 – – 1,366,603
Hotels, Restaurants & Leisure 2,892,396 – – 2,892,396
Household Durables 731,781 – – 731,781
Household Products 100,686 – – 100,686
Insurance 6,495,401 – – 6,495,401
Interactive Media & Services 1,051,953 – – 1,051,953
Internet & Direct Marketing Retail 28,332 – – 28,332
IT Services 4,156,948 – – 4,156,948
Leisure Products 1,139,327 – – 1,139,327
Life Sciences Tools & Services 23,975 – – 23,975
Machinery 5,671,873 – – 5,671,873
Media 1,926,770 – – 1,926,770
Metals & Mining 612,014 – – 612,014
Oil, Gas & Consumable Fuels 4,415,637 – – 4,415,637
Paper & Forest Products 1,019,268 – – 1,019,268
Personal Products 1,419,701 – – 1,419,701
Pharmaceuticals 1,250,690 – – 1,250,690
Professional Services 1,591,061 – – 1,591,061
Real Estate Management & Development 3,083,039 – – 3,083,039
Road & Rail 3,113,205 – – 3,113,205
Semiconductors & Semiconductor
Equipment 6,262,450 – – 6,262,450
Software 3,767,836 – – 3,767,836
Specialty Retail 3,107,312 – – 3,107,312
Technology Hardware, Storage &
Peripherals 328,338 – – 328,338
Textiles, Apparel & Luxury Goods 455,995 – – 455,995
Thrifts & Mortgage Finance 1,920,363 – – 1,920,363

NVIT Multi-Manager Small Cap Value Fund - September 30, 2020 (Unaudited) - Statement of Investments - 71
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Trading Companies & Distributors $ 4,260,539 $ – $ – $ 4,260,539
Total Common Stocks $ 145,837,684 $ – $ – $ 145,837,684
Repurchase Agreements – 12,593,702 – 12,593,702
Total $ 145,837,684 $ 12,593,702 $ – $ 158,431,386
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended September 30, 2020, the Fund held one common stock investment that as categorized as a Level 3 investment which was valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

72 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks 98.3%
Shares Value ($)
ARGENTINA 0.6%
Software 0.6%
Globant SA * 8,210 1,471,396
AUSTRALIA 0.0%
†
Consumer Finance 0.0%
†
Aet and D Holdings No. 1 Ltd.
*^∞ 106,305 0
BERMUDA 0.1%
Insurance 0.1%
Third Point Reinsurance Ltd. * 42,675 296,591
Oil, Gas & Consumable Fuels 0.0%
†
Infinity Bio-energy Ltd. *^∞ 94,500 0
296,591
CANADA 0.2%
Metals & Mining 0.2%
SSR Mining, Inc. * 32,792 612,227
GHANA 0.2%
Oil, Gas & Consumable Fuels 0.2%
Kosmos Energy Ltd. (a) 469,774 458,312
IRELAND 0.2%
Biotechnology 0.2%
Prothena Corp. plc *(a) 48,378 483,296
ISRAEL 0.7%
Machinery 0.7%
Kornit Digital Ltd. *(a) 25,951 1,683,442
Software 0.0%
†
JFrog Ltd. * 1,408 119,187
1,802,629
NORWAY 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
SFL Corp. Ltd. (a) 12,795 95,835
PUERTO RICO 0.6%
Banks 0.6%
First Bancorp/PR 149,333 779,518
OFG Bancorp 64,143 799,222
1,578,740
UNITED STATES 95.7%
Aerospace & Defense 1.2%
Aerojet Rocketdyne Holdings,
Inc. * 15,524 619,252
Astronics Corp. * 52,569 405,833
Mercury Systems, Inc. * 12,284 951,518
Triumph Group, Inc. (a) 105,856 689,123
Vectrus , Inc. * 17,223 654,474
3,320,200
Air Freight & Logistics 0.4%
Echo Global Logistics, Inc. * 36,759 947,279
Radiant Logistics, Inc. * 3,068 15,770
963,049
Airlines 0.2%
SkyWest, Inc. 17,927 535,300
Auto Components 2.8%
Adient plc * 53,776 931,938
American Axle &
Manufacturing Holdings,
Inc. * 190,959 1,101,833
Common Stocks
Shares Value ($)
UNITED STATES
Auto Components
Cooper Tire & Rubber Co. 1,167 36,994
Cooper-Standard Holdings,
Inc. *(a) 55,387 731,662
Fox Factory Holding Corp.
*(a) 11,740 872,634
Goodyear Tire & Rubber Co.
(The) 211,579 1,622,812
Modine Manufacturing Co. * 81,653 510,331
Tenneco, Inc., Class A *(a) 127,461 884,579
Visteon Corp. * 11,798 816,658
7,509,441
Banks 6.8%
1st Source Corp. 1,000 30,840
Altabancorp 5,186 104,342
Amalgamated Bank, Class A 15,386 162,784
American National
Bankshares , Inc. 1,427 29,853
Atlantic Capital Bancshares,
Inc. * 15,842 179,807
BancFirst Corp. (a) 22,760 929,518
Bancorp, Inc. (The) * 81,720 706,061
Bank of Commerce Holdings 6,315 44,016
Bank of Marin Bancorp 6,190 179,262
BankFinancial Corp. 3,194 23,061
Bankwell Financial Group,
Inc. 1,898 26,857
Banner Corp. 32,805 1,058,289
BayCom Corp. * 4,000 41,200
BCB Bancorp, Inc. (a) 2,066 16,528
Cadence Bancorp 150,055 1,288,972
Capital City Bank Group, Inc. 6,687 125,649
Capstar Financial Holdings,
Inc. 10,321 101,249
Carter Bank & Trust 8,467 56,306
CBTX, Inc. (a) 13,364 218,368
Central Pacific Financial
Corp. 64,239 871,723
Central Valley Community
Bancorp 4,876 60,219
Chemung Financial Corp. 1,395 40,274
CNB Financial Corp. 4,737 70,439
Coastal Financial Corp. * 1,750 21,438
Community Trust Bancorp,
Inc. 12,640 357,206
Eagle Bancorp, Inc. 45,634 1,222,535
Enterprise Financial Services
Corp. 29,719 810,437
Esquire Financial Holdings,
Inc. * 2,403 36,045
Evans Bancorp, Inc. 400 8,900
FB Financial Corp. 14,931 375,067
Financial Institutions, Inc. 11,604 178,702
First Bancorp/NC 22,396 468,748
First Financial Corp. 6,227 195,528
First Internet Bancorp 1,805 26,588
Great Southern Bancorp, Inc. 8,010 290,122
Guaranty Bancshares, Inc. 3,105 77,283
Hanmi Financial Corp. 51,255 420,804
HBT Financial, Inc. 9,118 102,304

NVIT Multi-Manager Small Company Fund - September 30, 2020 (Unaudited) - Statement of Investments - 73
Common Stocks
Shares Value ($)
UNITED STATES
Banks
Heartland Financial USA, Inc. 6,600 197,967
Heritage Commerce Corp. 9,616 63,994
Heritage Financial Corp. (a) 3,232 59,436
HomeTrust Bancshares, Inc. 12,387 168,215
Independent Bank Corp./MI 19,300 242,601
Lakeland Bancorp, Inc. 28,580 284,371
Live Oak Bancshares, Inc. (a) 30,699 777,606
Macatawa Bank Corp. 13,797 90,094
Metropolitan Bank Holding
Corp. * 4,687 131,236
MidWestOne Financial Group,
Inc. 3,101 55,415
National Bankshares , Inc. (a) 502 12,716
Nicolet Bankshares , Inc. *(a) 7,668 418,749
Northeast Bank 1,116 20,534
Northrim Bancorp, Inc. 4,095 104,382
Old Second Bancorp, Inc. 2,700 20,237
Peapack -Gladstone Financial
Corp. 10,049 152,242
Peoples Bancorp, Inc. 3,900 74,451
Pinnacle Financial Partners,
Inc. 13,780 490,430
Preferred Bank 15,618 501,650
Professional Holding Corp.,
Class A *(a) 3,014 40,418
QCR Holdings, Inc. 14,167 388,317
RBB Bancorp (a) 10,692 121,247
Select Bancorp, Inc. * 3,287 23,634
Shore Bancshares, Inc. 6,786 74,510
Sierra Bancorp 3,626 60,881
SmartFinancial , Inc. 4,200 57,078
South Plains Financial, Inc. 985 12,224
Southern First Bancshares,
Inc. * 3,350 80,903
Spirit of Texas Bancshares,
Inc. * 3,286 36,672
TriCo Bancshares 53,085 1,300,051
UMB Financial Corp. 25,622 1,255,734
18,275,319
Biotechnology 4.0%
Acceleron Pharma, Inc. *(a) 7,840 882,235
Acorda Therapeutics, Inc. *(a) 31,196 16,066
Aduro Biotech, Inc. *(a) 23,783 57,793
Amicus Therapeutics, Inc. *(a) 43,119 608,840
AnaptysBio , Inc. * 5,028 74,163
Apellis Pharmaceuticals, Inc.
*(a) 15,714 474,091
Aptinyx , Inc. *(a) 11,611 39,245
Beyondspring , Inc. * 3,246 43,204
CareDx , Inc. *(a) 26,713 1,013,491
Catalyst Biosciences, Inc. * 9,286 39,930
Chimerix , Inc. * 85,109 211,921
Concert Pharmaceuticals,
Inc. *(a) 38,044 373,592
Cyclerion Therapeutics, Inc.
*(a) 6,159 37,447
Deciphera Pharmaceuticals,
Inc. *(a) 9,208 472,370
Common Stocks
Shares Value ($)
UNITED STATES
Biotechnology
Five Prime Therapeutics,
Inc. * 21,539 101,233
G1 Therapeutics, Inc. *(a) 7,747 89,478
Global Blood Therapeutics,
Inc. *(a) 11,257 620,711
GlycoMimetics , Inc. *(a) 18,422 56,556
Gossamer Bio, Inc. *(a) 33,911 420,836
Halozyme Therapeutics, Inc.
*(a) 21,653 569,041
Jounce Therapeutics, Inc. *(a) 13,700 111,792
Myriad Genetics, Inc. * 74,412 970,332
Rubius Therapeutics, Inc. *(a) 36,978 185,260
Sutro Biopharma, Inc. *(a) 5,800 58,290
TG Therapeutics, Inc. * 18,468 494,204
Ultragenyx Pharmaceutical,
Inc. *(a) 7,799 641,000
United Therapeutics Corp. * 6,112 617,312
Vanda Pharmaceuticals, Inc. * 56,029 541,240
Veracyte , Inc. * 25,579 831,062
10,652,735
Building Products 2.8%
Advanced Drainage Systems,
Inc. 27,292 1,704,112
Apogee Enterprises, Inc. 34,403 735,192
AZEK Co., Inc. (The) * 21,308 741,731
Quanex Building Products
Corp. 15,844 292,163
Resideo Technologies, Inc. * 47,378 521,158
Simpson Manufacturing Co.,
Inc. 14,012 1,361,406
Trex Co., Inc. * 27,906 1,998,071
7,353,833
Capital Markets 2.6%
Artisan Partners Asset
Management, Inc., Class A 7,117 277,492
Blucora , Inc. * 29,286 275,874
Cohen & Steers, Inc. 11,012 613,809
Cowen, Inc., Class A (a) 29,059 472,790
Donnelley Financial Solutions,
Inc. * 43,593 582,402
Hamilton Lane, Inc., Class A 22,766 1,470,456
LPL Financial Holdings, Inc. 21,838 1,674,319
StepStone Group, Inc., Class
A * 9,605 255,589
Waddell & Reed Financial,
Inc., Class A (a) 84,030 1,247,846
6,870,577
Chemicals 1.7%
AdvanSix , Inc. * 41,434 533,670
Ashland Global Holdings, Inc. 12,600 893,591
Cabot Corp. 16,020 577,201
Element Solutions, Inc. * 24,600 258,546
Intrepid Potash, Inc. *(a) 6,929 58,481
Kraton Corp. *(a) 34,985 623,433
Stepan Co. 6,182 673,838
Trinseo SA 33,205 851,376
4,470,136

74 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Commercial Services & Supplies 1.6%
Casella Waste Systems, Inc.,
Class A * 34,847 1,946,204
Interface, Inc. 67,589 413,645
Kimball International, Inc.,
Class B 25,590 269,719
Pitney Bowes, Inc. 201,681 1,070,926
Steelcase, Inc., Class A 23,535 237,939
Team, Inc. * 34,581 190,196
4,128,629
Communications Equipment 2.2%
ADTRAN, Inc. 99,636 1,021,767
Aviat Networks, Inc. * 3,996 87,752
Comtech Telecommunications
Corp. 28,044 392,616
DZS, Inc. *(a) 15,290 143,267
EMCORE Corp. *(a) 12,115 39,374
Infinera Corp. *(a) 132,047 813,410
NETGEAR, Inc. * 51,464 1,586,120
NetScout Systems, Inc. * 42,112 919,305
PC-Tel, Inc. * 9,352 52,932
Plantronics, Inc. (a) 35,308 418,047
Ribbon Communications,
Inc. * 78,509 303,830
5,778,420
Construction & Engineering 1.0%
Arcosa , Inc. 24,331 1,072,754
Orion Group Holdings, Inc. * 1,655 4,551
Primoris Services Corp. 44,853 809,148
Tutor Perini Corp. * 68,532 762,761
2,649,214
Consumer Finance 1.3%
Elevate Credit, Inc. *(a) 18,149 46,643
Enova International, Inc. * 34,980 573,322
EZCORP, Inc., Class A *(a) 60,638 305,009
Green Dot Corp., Class A * 37,749 1,910,477
LendingClub Corp. *(a) 124,163 584,808
3,420,259
Containers & Packaging 0.1%
O-I Glass, Inc. 18,248 193,246
Distributors 1.0%
Pool Corp. 7,662 2,563,245
Diversified Consumer Services 0.7%
Adtalem Global Education,
Inc. * 14,165 347,609
American Public Education,
Inc. * 26,454 745,739
H&R Block, Inc. 16,477 268,410
Houghton Mifflin Harcourt
Co. * 14,113 24,415
K12, Inc. * 16,194 426,550
Universal Technical Institute,
Inc. *(a) 22,512 114,361
1,927,084
Diversified Financial Services 0.2%
Marlin Business Services
Corp. 5,452 38,437
Voya Financial, Inc. 11,800 565,574
604,011
Common Stocks
Shares Value ($)
UNITED STATES
Diversified Telecommunication Services 0.7%
Bandwidth, Inc., Class A *(a) 8,774 1,531,677
ORBCOMM, Inc. * 82,053 278,980
1,810,657
Electric Utilities 0.6%
Portland General Electric Co. 46,027 1,633,959
Electrical Equipment 0.9%
Generac Holdings, Inc. * 8,944 1,731,916
LSI Industries, Inc. 12,783 86,285
Powell Industries, Inc. 14,889 359,272
Regal Beloit Corp. 3,189 299,351
2,476,824
Electronic Equipment, Instruments & Components 1.3%
Arlo Technologies, Inc. * 93,784 493,304
Avnet, Inc. 9,676 250,028
Bel Fuse, Inc., Class B 9,523 101,706
Benchmark Electronics, Inc. 65,446 1,318,736
Daktronics, Inc. (a) 42,505 168,320
Novanta , Inc. * 9,208 969,970
ScanSource , Inc. * 8,349 165,561
3,467,625
Energy Equipment & Services 0.6%
Exterran Corp. * 41,340 171,974
Matrix Service Co. * 32,078 267,851
Nabors Industries Ltd. (a) 4,198 102,599
Newpark Resources, Inc. *(a) 106,246 111,558
Patterson-UTI Energy, Inc. (a) 208,005 592,815
ProPetro Holding Corp. * 105,332 427,648
1,674,445
Entertainment 0.8%
Madison Square Garden
Sports Corp., Class A * 1,830 275,378
Zynga, Inc., Class A *(a) 200,898 1,832,190
2,107,568
Equity Real Estate Investment Trusts (REITs) 3.2%
CoreCivic , Inc. 14,972 119,776
CorePoint Lodging, Inc. 88,051 479,878
First Industrial Realty Trust,
Inc. 34,078 1,356,304
Franklin Street Properties
Corp. 55,757 204,071
Front Yard Residential Corp. 92,145 805,347
Gaming and Leisure
Properties, Inc. 42,560 1,571,742
Investors Real Estate Trust 17,137 1,116,818
National Health Investors, Inc. 6,271 377,953
New Senior Investment
Group, Inc. 45,961 183,844
Piedmont Office Realty Trust,
Inc., Class A 74,364 1,009,119
Retail Value, Inc. 20,996 263,920
SITE Centers Corp. 45,855 330,156
Spirit Realty Capital, Inc. 15,867 535,511
Summit Hotel Properties, Inc. 40,495 209,764
8,564,203
Food & Staples Retailing 0.8%
Andersons, Inc. (The) 5,124 98,227
BJ's Wholesale Club
Holdings, Inc. *(a) 28,801 1,196,682

NVIT Multi-Manager Small Company Fund - September 30, 2020 (Unaudited) - Statement of Investments - 75
Common Stocks
Shares Value ($)
UNITED STATES
Food & Staples Retailing
Grocery Outlet Holding Corp.
* 22,137 870,427
SpartanNash Co. 5,183 84,742
2,250,078
Food Products 1.2%
Farmer Brothers Co. * 24,719 109,258
Freshpet , Inc. * 24,684 2,755,969
Post Holdings, Inc. * 2,000 172,000
Vital Farms, Inc. *(a) 3,223 130,628
3,167,855
Gas Utilities 0.5%
Southwest Gas Holdings, Inc. 19,158 1,208,870
Health Care Equipment & Supplies 6.9%
AngioDynamics , Inc. * 19,146 230,901
Axonics Modulation
Technologies, Inc. *(a) 19,793 1,010,235
CryoPort , Inc. *(a) 28,299 1,341,373
GenMark Diagnostics, Inc. * 24,749 351,436
Insulet Corp. * 9,484 2,243,820
Integer Holdings Corp. * 5,341 315,172
iRhythm Technologies, Inc.
*(a) 6,971 1,659,865
LivaNova plc * 27,708 1,252,679
Masimo Corp. * 11,247 2,654,967
Orthofix Medical, Inc. * 3,229 100,551
Penumbra, Inc. *(a) 6,737 1,309,538
Quidel Corp. *(a) 10,752 2,358,774
Silk Road Medical, Inc. *(a) 15,402 1,035,168
Tandem Diabetes Care, Inc. * 18,236 2,069,786
Varex Imaging Corp. *(a) 46,324 589,241
18,523,506
Health Care Providers & Services 2.3%
1Life Healthcare, Inc. *(a) 18,511 524,972
Addus HomeCare Corp. * 5,034 475,763
Amedisys , Inc. * 7,976 1,885,767
Cross Country Healthcare,
Inc. * 53,410 346,631
Hanger, Inc. * 7,564 119,662
Magellan Health, Inc. * 17,508 1,326,756
Molina Healthcare, Inc. * 2,810 514,342
Oak Street Health, Inc. *(a) 5,282 282,270
Owens & Minor, Inc. (a) 20,512 515,056
5,991,219
Health Care Technology 2.0%
Allscripts Healthcare
Solutions, Inc. *(a) 232,500 1,892,550
Computer Programs &
Systems, Inc. 19,061 526,274
Inspire Medical Systems, Inc.
*(a) 16,547 2,135,390
Phreesia , Inc. * 20,468 657,637
5,211,851
Hotels, Restaurants & Leisure 3.0%
Choice Hotels International,
Inc. 7,296 627,164
Churchill Downs, Inc. (a) 8,360 1,369,535
Del Taco Restaurants, Inc. * 34,254 280,883
Everi Holdings, Inc. *(a) 58,994 486,701
Common Stocks
Shares Value ($)
UNITED STATES
Hotels, Restaurants & Leisure
International Game
Technology plc (a) 122,462 1,363,002
Papa John's International,
Inc. 9,475 779,603
PlayAGS , Inc. * 62,509 221,282
Scientific Games Corp. * 18,714 653,306
Wingstop , Inc. (a) 16,007 2,187,356
7,968,832
Household Durables 1.8%
Beazer Homes USA, Inc. * 23,322 307,850
GoPro, Inc., Class A *(a) 189,420 858,073
KB Home 8,045 308,848
Meritage Homes Corp. * 11,078 1,222,900
TopBuild Corp. * 10,899 1,860,350
ZAGG, Inc. *(a) 53,465 149,702
4,707,723
Household Products 0.1%
Central Garden & Pet Co.,
Class A * 9,871 356,738
Insurance 3.5%
American Equity Investment
Life Holding Co. 40,815 897,522
Argo Group International
Holdings Ltd. 9,253 318,581
Brighthouse Financial, Inc. * 20,826 560,428
Donegal Group, Inc., Class A 5,532 77,835
Employers Holdings, Inc. 39,524 1,195,601
FedNat Holding Co. 5,279 33,363
Hallmark Financial Services,
Inc. *(a) 20,910 54,784
HCI Group, Inc. (a) 14,238 701,791
Heritage Insurance Holdings,
Inc. 102,373 1,036,015
James River Group Holdings
Ltd. 18,971 844,779
Kinsale Capital Group, Inc. 6,666 1,267,739
ProSight Global, Inc. *(a) 5,375 60,953
Protective Insurance Corp.,
Class B 3,984 52,310
Reinsurance Group of
America, Inc. 2,727 259,583
Stewart Information Services
Corp. 32,624 1,426,647
United Fire Group, Inc. 10,527 213,909
United Insurance Holdings
Corp. 13,811 83,695
Universal Insurance Holdings,
Inc. 15,947 220,706
9,306,241
Interactive Media & Services 0.8%
TrueCar , Inc. * 163,398 816,990
Yelp, Inc. * 64,056 1,286,885
2,103,875
Internet & Direct Marketing Retail 0.4%
Quotient Technology, Inc. * 1,387 10,236
Stamps.com, Inc. * 4,655 1,121,622
1,131,858

76 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
IT Services 1.6%
Conduent , Inc. * 213,010 677,372
KBR, Inc. (a) 19,116 427,434
LiveRamp Holdings, Inc. * 14,612 756,463
ManTech International Corp.,
Class A 8,904 613,308
MongoDB, Inc. *(a) 7,265 1,681,919
4,156,496
Leisure Products 0.6%
Smith & Wesson Brands, Inc. 22,596 350,690
Vista Outdoor, Inc. * 30,810 621,746
YETI Holdings, Inc. *(a) 16,493 747,462
1,719,898
Life Sciences Tools & Services 3.1%
10X Genomics, Inc., Class A * 4,053 505,328
Bio- Techne Corp. 4,456 1,103,885
Harvard Bioscience, Inc. * 15,235 45,857
Medpace Holdings, Inc. * 13,596 1,519,353
NeoGenomics , Inc. *(a) 33,404 1,232,274
PRA Health Sciences, Inc. * 6,614 670,924
Repligen Corp. * 22,266 3,285,126
8,362,747
Machinery 4.3%
AGCO Corp. 23,400 1,737,917
Astec Industries, Inc. 16,256 881,888
Chart Industries, Inc. * 15,488 1,088,342
Colfax Corp. *(a) 17,685 554,602
Commercial Vehicle Group,
Inc. *(a) 73,493 479,909
Federal Signal Corp. 30,320 886,860
Graham Corp. 2,700 34,479
Hyster -Yale Materials
Handling, Inc. 689 25,596
ITT, Inc. 22,471 1,326,913
L B Foster Co., Class A * 6,518 87,472
Lydall , Inc. * 20,868 345,157
Manitowoc Co., Inc. (The) * 99,130 833,683
Park-Ohio Holdings Corp. (a) 8,442 135,663
REV Group, Inc. 54,647 431,165
SPX Corp. * 22,145 1,027,085
Terex Corp. 74,600 1,444,256
Titan International, Inc. 6,399 18,493
11,339,480
Media 1.2%
Cable One, Inc. 955 1,800,586
comScore, Inc. * 100,585 205,193
Entercom Communications
Corp., Class A 172,776 278,169
Marchex , Inc., Class B * 16,602 35,196
Mode Media M-1 Escrow *^∞ 2,754 0
Scholastic Corp. 29,146 611,775
Tribune Publishing Co. (a) 17,972 209,554
3,140,473
Metals & Mining 0.6%
Olympic Steel, Inc. 15,800 179,488
Ryerson Holding Corp. * 28,328 162,319
Schnitzer Steel Industries,
Inc., Class A 48,479 932,252
TimkenSteel Corp. *(a) 60,420 214,491
1,488,550
Common Stocks
Shares Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels 3.0%
Arch Resources, Inc. 35,340 1,501,243
Bonanza Creek Energy, Inc. * 42,038 790,314
CONSOL Energy, Inc. * 10,009 44,340
Dorian LPG Ltd. * 102,190 818,542
Green Plains, Inc. *(a) 104,565 1,618,667
International Seaways, Inc. 55,014 803,755
Par Pacific Holdings, Inc. *(a) 71,529 484,251
REX American Resources
Corp. * 7,230 474,360
Talos Energy, Inc. *(a) 11,946 77,052
World Fuel Services Corp. 61,307 1,299,095
7,911,619
Paper & Forest Products 1.1%
Boise Cascade Co. 45,357 1,810,652
Louisiana-Pacific Corp. 32,695 964,829
Verso Corp., Class A (a) 8,900 70,221
2,845,702
Personal Products 0.0%
†
Revlon, Inc., Class A *(a) 9,903 62,587
Pharmaceuticals 1.0%
AMAG Pharmaceuticals, Inc.
*(a) 74,536 700,638
Assertio Holdings, Inc. * 1,734 1,154
Cymabay Therapeutics, Inc. * 13,898 100,622
Endo International plc *(a) 116,004 382,813
Lannett Co., Inc. *(a) 42,762 261,276
Strongbridge Biopharma plc
*(a) 32,854 68,993
Supernus Pharmaceuticals,
Inc. * 41,721 869,465
Theravance Biopharma, Inc. * 10,500 155,243
VYNE Therapeutics, Inc. *(a) 2,875 4,773
2,544,977
Professional Services 1.1%
GP Strategies Corp. * 1,676 16,157
Heidrick & Struggles
International, Inc. 6,506 127,843
Kelly Services, Inc., Class A 67,611 1,152,091
ManpowerGroup , Inc. 8,300 608,639
TrueBlue , Inc. * 66,091 1,023,750
2,928,480
Real Estate Management & Development 0.2%
Altisource Portfolio Solutions
SA *(a) 3,382 42,850
CTO Realty Growth, Inc. 3,785 166,919
Redfin Corp. * 6,255 312,312
522,081
Road & Rail 1.0%
ArcBest Corp. 46,293 1,437,861
Saia, Inc. * 9,237 1,165,155
2,603,016
Semiconductors & Semiconductor Equipment 5.4%
Alpha & Omega
Semiconductor Ltd. * 23,103 296,180
Ambarella , Inc. * 18,749 978,323
Cirrus Logic, Inc. * 14,530 980,049
Entegris , Inc. 18,468 1,372,911
Inphi Corp. * 10,324 1,158,869
Lattice Semiconductor Corp. * 76,749 2,222,651

NVIT Multi-Manager Small Company Fund - September 30, 2020 (Unaudited) - Statement of Investments - 77
Common Stocks
Shares Value ($)
UNITED STATES
Semiconductors & Semiconductor Equipment
MACOM Technology
Solutions Holdings, Inc. * 23,307 792,671
MKS Instruments, Inc. 11,210 1,224,468
Monolithic Power Systems,
Inc. 11,074 3,096,401
NeoPhotonics Corp. *(a) 67,803 412,920
Pixelworks , Inc. * 26,150 53,608
Synaptics , Inc. * 17,015 1,368,346
Veeco Instruments, Inc. *(a) 66,261 773,266
14,730,663
Software 5.1%
Avalara, Inc. * 15,081 1,920,414
Bill.com Holdings, Inc. * 6,786 680,704
Duck Creek Technologies,
Inc. *(a) 4,251 193,123
Envestnet , Inc. * 12,208 941,969
Everbridge , Inc. *(a) 4,446 558,996
Five9, Inc. * 12,652 1,640,711
HubSpot , Inc. *(a) 5,123 1,497,094
Jamf Holding Corp. *(a) 4,514 169,772
Manhattan Associates, Inc. * 12,789 1,221,222
nCino , Inc. *(a) 1,286 102,468
Paylocity Holding Corp. * 7,557 1,219,851
Q2 Holdings, Inc. *(a) 12,417 1,133,175
SailPoint Technologies
Holdings, Inc. * 16,086 636,523
SeaChange International,
Inc. * 48,661 42,355
Sumo Logic, Inc. *(a) 3,208 69,934
Synchronoss Technologies,
Inc. *(a) 75,280 226,593
Telenav , Inc. * 36,818 132,545
Varonis Systems, Inc. *(a) 10,426 1,203,369
Vertex, Inc., Class A *(a) 5,898 135,654
13,726,472
Specialty Retail 1.0%
Haverty Furniture Cos., Inc.
(a) 900 18,846
Hibbett Sports, Inc. * 19,828 777,654
Lithia Motors, Inc., Class A 4,297 979,458
Rent-A-Center, Inc. 6,892 206,002
Vroom, Inc. * 15,425 798,707
2,780,667
Technology Hardware, Storage & Peripherals 0.2%
Diebold Nixdorf, Inc. * 24,812 189,564
Quantum Corp. * 29,947 137,756
Super Micro Computer, Inc.
*(a) 9,039 238,629
565,949
Textiles, Apparel & Luxury Goods 0.4%
Fossil Group, Inc. *(a) 54,552 313,128
Rocky Brands, Inc. 4,300 106,769
Unifi, Inc. * 24,121 309,714
Vera Bradley, Inc. *(a) 35,947 219,636
949,247
Thrifts & Mortgage Finance 1.2%
Bridgewater Bancshares,
Inc. * 11,113 105,462
Flagstar Bancorp, Inc. 18,392 544,955
Common Stocks
Shares Value ($)
UNITED STATES
Thrifts & Mortgage Finance
Home Bancorp, Inc. 1,500 36,225
HomeStreet , Inc. 23,863 614,711
Merchants Bancorp 8,357 164,716
Meridian Bancorp, Inc. 29,600 306,360
OP Bancorp 6,876 39,331
PCSB Financial Corp. 11,147 134,544
Riverview Bancorp, Inc. 5,600 23,240
Southern Missouri Bancorp,
Inc. 657 15,492
TrustCo Bank Corp. (a) 77,402 404,038
Washington Federal, Inc. 44,836 935,280
3,324,354
Trading Companies & Distributors 1.6%
CAI International, Inc. (a) 1,138 31,329
DXP Enterprises, Inc. * 18,787 303,034
Foundation Building
Materials, Inc. * 17,332 272,459
MRC Global, Inc. * 155,040 663,571
NOW, Inc. * 122,119 554,420
SiteOne Landscape Supply,
Inc. * 10,258 1,250,964
Veritiv Corp. * 20,827 263,670
WESCO International, Inc. * 19,648 864,905
4,204,352
254,786,435
Total Common Stocks
(cost $246,355,533) 261,585,461
Preferred Stock 0.0%
†
UNITED STATES 0.0%
†
Media 0.0%
†
Mode Media Corp.,
Series M-1*^∞ 19,276 0
Total Preferred Stock
(cost $100,042) 0
Corporate Bonds 0.0%
†
Principal
Amount ($)
UNITED STATES 0.0%
†
Media 0.0%
†
Mode Media Corp., 9.00%,
12/02/14^∞(b) 42,256 0
Mode Media, Inc., 9.00%,
12/02/14^∞(b) 1,544 0
Total Corporate Bonds
(cost $43,259) 0
Rights 0.0%
†
Number of
Rights
UNITED STATES 0.0%
†
IT Services 0.0%
†
BancTec, Inc., CVR*^∞ 36,134 0
Total Rights
(cost $–) 0

78 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Multi-Manager Small Company Fund
Repurchase Agreements 5.9%
Principal
Amount ($) Value ($)
Bank of America NA,
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$1,077,015, collateralized
by U.S. Government
Agency Securities,
3.00%, maturing
7/20/2049; total market
value $1,098,553.(c) 1,077,012 1,077,012
BofA Securities, Inc.,
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$1,000,003, collateralized
by U.S. Government
Agency Securities,
3.50%, maturing
9/20/2050; total market
value $1,020,000.(c) 1,000,000 1,000,000
CF Secured, LLC, 0.08%,
dated 9/30/2020, due
10/1/2020, repurchase
price $4,000,009,
collateralized by U.S.
Government Agency
Securities, ranging from
2.00% - 4.63%, maturing
7/1/2035 - 7/20/2069;
total market value
$4,080,009.(c) 4,000,000 4,000,000
NatWest Markets
Securities, Inc., 0.07%,
dated 9/29/2020, due
10/6/2020, repurchase
price $5,000,069,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 3.00%, maturing
7/15/2021 - 8/15/2048;
total market value
$5,100,015.(c) 5,000,000 5,000,000
Nomura Securities
International, Inc., 0.06%,
dated 9/30/2020, due
10/1/2020, repurchase
price $4,000,007,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 3.63%, maturing
11/15/2020 - 6/15/2023;
total market value
$4,080,004.(c) 4,000,000 4,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 0.14%,
dated 9/30/2020, due
10/1/2020, repurchase
price $500,002,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 9.00%, maturing
11/1/2020 - 8/20/2070;
total market value
$510,000.(c) 500,000 500,000
Total Repurchase Agreements
(cost $15,577,012) 15,577,012
Total Investments
(cost $262,075,846)   — 104.2% 277,162,473
Liabilities in excess of other assets
— (4.2)% (11,098,200)
NET ASSETS — 100.0%
$ 266,064,273

NVIT Multi-Manager Small Company Fund - September 30, 2020 (Unaudited) - Statement of Investments - 79
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on
loan at September 30, 2020 was $45,673,952, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $15,577,012 and by
$31,401,592 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 10/8/2020 –
2/15/2050, a total value of $46,978,604.
(b) Security in default.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2020 was
$15,577,012.
CVR Contingent Value Rights
REIT Real Estate Investment Trust

80 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Multi-Manager Small Company Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT Multi-Manager Small Company Fund - September 30, 2020 (Unaudited) - Statement of Investments - 81
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 3,320,200 $ – $ – $ 3,320,200
Air Freight & Logistics 963,049 – – 963,049
Airlines 535,300 – – 535,300
Auto Components 7,509,441 – – 7,509,441
Banks 19,854,059 – – 19,854,059
Biotechnology 11,136,031 – – 11,136,031
Building Products 7,353,833 – – 7,353,833
Capital Markets 6,870,577 – – 6,870,577
Chemicals 4,470,136 – – 4,470,136
Commercial Services & Supplies 4,128,629 – – 4,128,629
Communications Equipment 5,778,420 – – 5,778,420
Construction & Engineering 2,649,214 – – 2,649,214
Consumer Finance 3,420,259 – – 3,420,259
Containers & Packaging 193,246 – – 193,246
Distributors 2,563,245 – – 2,563,245
Diversified Consumer Services 1,927,084 – – 1,927,084
Diversified Financial Services 604,011 – – 604,011
Diversified Telecommunication Services 1,810,657 – – 1,810,657
Electric Utilities 1,633,959 – – 1,633,959
Electrical Equipment 2,476,824 – – 2,476,824
Electronic Equipment, Instruments &
Components 3,467,625 – – 3,467,625
Energy Equipment & Services 1,674,445 – – 1,674,445
Entertainment 2,107,568 – – 2,107,568
Equity Real Estate Investment Trusts
(REITs) 8,564,203 – – 8,564,203
Food & Staples Retailing 2,250,078 – – 2,250,078
Food Products 3,167,855 – – 3,167,855
Gas Utilities 1,208,870 – – 1,208,870
Health Care Equipment & Supplies 18,523,506 – – 18,523,506
Health Care Providers & Services 5,991,219 – – 5,991,219
Health Care Technology 5,211,851 – – 5,211,851
Hotels, Restaurants & Leisure 7,968,832 – – 7,968,832
Household Durables 4,707,723 – – 4,707,723
Household Products 356,738 – – 356,738
Insurance 9,602,832 – – 9,602,832
Interactive Media & Services 2,103,875 – – 2,103,875
Internet & Direct Marketing Retail 1,131,858 – – 1,131,858
IT Services 4,156,496 – – 4,156,496
Leisure Products 1,719,898 – – 1,719,898
Life Sciences Tools & Services 8,362,747 – – 8,362,747
Machinery 13,022,922 – – 13,022,922
Media 3,140,473 – – 3,140,473
Metals & Mining 2,100,777 – – 2,100,777
Oil, Gas & Consumable Fuels 8,465,766 – – 8,465,766
Paper & Forest Products 2,845,702 – – 2,845,702
Personal Products 62,587 – – 62,587
Pharmaceuticals 2,544,977 – – 2,544,977
Professional Services 2,928,480 – – 2,928,480
Real Estate Management & Development 522,081 – – 522,081
Road & Rail 2,603,016 – – 2,603,016
Semiconductors & Semiconductor
Equipment 14,730,663 – – 14,730,663
Software 15,317,055 – – 15,317,055
Specialty Retail 2,780,667 – – 2,780,667
Technology Hardware, Storage &
Peripherals 565,949 – – 565,949

82 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Multi-Manager Small Company Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Textiles, Apparel & Luxury Goods $ 949,247 $ – $ – $ 949,247
Thrifts & Mortgage Finance 3,324,354 – – 3,324,354
Trading Companies & Distributors 4,204,352 – – 4,204,352
Total Common Stocks $ 261,585,461 $ – $ – $ 261,585,461
Corporate Bonds – – – –
Preferred Stock – – – –
Repurchase Agreements – 15,577,012 – 15,577,012
Right – – – –
Total $ 261,585,461 $ 15,577,012 $ – $ 277,162,473
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended September 30, 2020, the Fund held one Right, one Preferred Stock, two Corporate Bonds, and three Common
Stock investments that were categorized as Level 3 investments which were each valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Newton Sustainable U.S. Equity Fund - September 30, 2020 (Unaudited) - Statement of Investments - 83
Common Stocks 97.7%
Shares Value ($)
Banks 4.8%
Citigroup, Inc. 71,531 3,083,702
First Republic Bank 20,089 2,190,906
5,274,608
Beverages 3.0%
PepsiCo, Inc. 23,629 3,274,979
Biotechnology 2.2%
Gilead Sciences, Inc. 37,880 2,393,637
Capital Markets 3.0%
Goldman Sachs Group, Inc.
(The) 16,383 3,292,492
Chemicals 4.3%
Albemarle Corp. 23,517 2,099,598
Ecolab, Inc. 5,357 1,070,543
International Flavors &
Fragrances, Inc. 12,627 1,546,176
4,716,317
Communications Equipment 1.7%
Cisco Systems, Inc. 47,136 1,856,687
Diversified Telecommunication Services 3.2%
Verizon Communications, Inc. 58,639 3,488,434
Electric Utilities 2.7%
Eversource Energy 36,417 3,042,640
Electrical Equipment 0.6%
Acuity Brands, Inc. 6,119 626,280
Food & Staples Retailing 2.4%
Costco Wholesale Corp. 7,557 2,682,735
Health Care Equipment & Supplies 6.5%
Abbott Laboratories 33,193 3,612,394
Medtronic plc 33,863 3,519,043
7,131,437
Household Durables 1.8%
Lennar Corp., Class A 24,762 2,022,560
Insurance 2.9%
Intact Financial Corp. 29,846 3,195,856
Interactive Media & Services 4.4%
Alphabet, Inc., Class A* 3,354 4,915,622
Internet & Direct Marketing Retail 9.5%
Amazon.com, Inc.* 2,415 7,604,183
Common Stocks
Shares Value ($)
Internet & Direct Marketing Retail
eBay, Inc. 54,529 2,840,961
10,445,144
IT Services 8.6%
Accenture plc, Class A 16,933 3,826,689
Fidelity National Information
Services, Inc. 14,930 2,197,845
Mastercard , Inc., Class A 10,140 3,429,044
9,453,578
Mortgage Real Estate Investment Trusts (REITs) 0.6%
Redwood Trust, Inc. 82,511 620,483
Multiline Retail 2.4%
Dollar General Corp. 12,915 2,707,242
Multi-Utilities 1.3%
CMS Energy Corp. 24,105 1,480,288
Pharmaceuticals 2.8%
Merck & Co., Inc. 37,270 3,091,547
Semiconductors & Semiconductor Equipment 5.5%
Applied Materials, Inc. 41,690 2,478,470
QUALCOMM, Inc. 30,229 3,557,349
6,035,819
Software 11.8%
Intuit, Inc. 7,080 2,309,567
Microsoft Corp. 37,488 7,884,851
salesforce.com, Inc.* 11,398 2,864,545
13,058,963
Technology Hardware, Storage & Peripherals 6.7%
Apple, Inc. 63,918 7,402,344
Textiles, Apparel & Luxury Goods 3.5%
NIKE, Inc., Class B 31,281 3,927,017
Trading Companies & Distributors 1.5%
Ferguson plc 16,529 1,663,088
Total Investments
(cost $85,135,107) — 97.7% 107,799,797
Other assets in excess of liabilities — 2.3% 2,513,334
NET ASSETS — 100.0%
$ 110,313,131
* Denotes a non-income producing security.
REIT Real Estate Investment Trust

84 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Newton Sustainable U.S. Equity Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.
.

NVIT Newton Sustainable U.S. Equity Fund - September 30, 2020 (Unaudited) - Statement of Investments - 85
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Banks $ 5,274,608 $ – $ – $ 5,274,608
Beverages 3,274,979 – – 3,274,979
Biotechnology 2,393,637 – – 2,393,637
Capital Markets 3,292,492 – – 3,292,492
Chemicals 4,716,317 – – 4,716,317
Communications Equipment 1,856,687 – – 1,856,687
Diversified Telecommunication Services 3,488,434 – – 3,488,434
Electric Utilities 3,042,640 – – 3,042,640
Electrical Equipment 626,280 – – 626,280
Food & Staples Retailing 2,682,735 – – 2,682,735
Health Care Equipment & Supplies 7,131,437 – – 7,131,437
Household Durables 2,022,560 – – 2,022,560
Insurance 3,195,856 – – 3,195,856
Interactive Media & Services 4,915,622 – – 4,915,622
Internet & Direct Marketing Retail 10,445,144 – – 10,445,144
IT Services 9,453,578 – – 9,453,578
Mortgage Real Estate Investment Trusts
(REITs) 620,483 – – 620,483
Multiline Retail 2,707,242 – – 2,707,242
Multi-Utilities 1,480,288 – – 1,480,288
Pharmaceuticals 3,091,547 – – 3,091,547
Semiconductors & Semiconductor
Equipment 6,035,819 – – 6,035,819
Software 13,058,963 – – 13,058,963
Technology Hardware, Storage &
Peripherals 7,402,344 – – 7,402,344
Textiles, Apparel & Luxury Goods 3,927,017 – – 3,927,017
Trading Companies & Distributors – 1,663,088 – 1,663,088
Total Common Stocks $ 106,136,709 $ 1,663,088 $ – $ 107,799,797
Total $ 106,136,709 $ 1,663,088 $ – $ 107,799,797
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

86 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Real Estate Fund
Common Stocks 98.3%
Shares Value ($)
Equity Real Estate Investment Trusts (REITs) 93.6%
Agree Realty Corp. 56,777 3,613,288
Alexandria Real Estate
Equities, Inc. 55,994 8,959,040
American Homes 4 Rent,
Class A 270,776 7,711,701
American Tower Corp. 39,967 9,661,223
Americold Realty Trust 101,103 3,614,432
Boston Properties, Inc. 77,380 6,213,614
Brixmor Property Group, Inc. 603,634 7,056,481
Camden Property Trust 71,417 6,354,685
Community Healthcare Trust,
Inc. 58,846 2,751,639
Crown Castle International
Corp. 56,872 9,469,188
Digital Realty Trust, Inc. 49,851 7,316,133
Douglas Emmett, Inc. 150,401 3,775,065
Equinix , Inc. 23,602 17,940,588
Equity LifeStyle Properties,
Inc. 93,684 5,742,829
Extra Space Storage, Inc. 53,188 5,690,584
Four Corners Property Trust,
Inc. 41,808 1,069,867
Healthpeak Properties, Inc. 353,112 9,586,991
Independence Realty Trust,
Inc. 335,391 3,887,182
Innovative Industrial
Properties, Inc. 22,980 2,852,048
JBG SMITH Properties 80,708 2,158,132
Killam Apartment REIT 126,791 1,653,030
Life Storage, Inc. 53,046 5,584,152
Medical Properties Trust, Inc. 314,384 5,542,590
MGM Growth Properties LLC,
Class A 152,557 4,268,545
NexPoint Residential Trust,
Inc. 88,788 3,937,748
Omega Healthcare Investors,
Inc. 101,679 3,044,269
PotlatchDeltic Corp. 91,731 3,861,875
Prologis, Inc. 222,295 22,367,323
Retail Opportunity Investments
Corp. 339,671 3,537,673
Rexford Industrial Realty, Inc. 148,794 6,808,813
Sun Communities, Inc. 45,617 6,414,206
UDR, Inc. 131,064 4,273,997
VICI Properties, Inc. 333,218 7,787,305
Xenia Hotels & Resorts, Inc. 74,463 653,785
205,160,021
Hotels, Restaurants & Leisure 4.1%
Caesars Entertainment, Inc.* 54,494 3,054,934
Hyatt Hotels Corp., Class A 30,166 1,609,959
Vail Resorts, Inc. 19,848 4,246,877
8,911,770
Common Stocks
Shares Value ($)
Household Durables 0.6%
Lennar Corp., Class A 15,979 1,305,165
Total Investments
(cost $183,327,753) — 98.3% 215,376,956
Other assets in excess of liabilities — 1.7% 3,664,137
NET ASSETS — 100.0%
$ 219,041,093
* Denotes a non-income producing security.
REIT Real Estate Investment Trust

NVIT Real Estate Fund - September 30, 2020 (Unaudited) - Statement of Investments - 87
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 215,376,956 $ – $ – $ 215,376,956
Total $ 215,376,956 $ – $ – $ 215,376,956
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

88 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Wells Fargo Discovery Fund
Common Stocks 98.3%
Shares Value ($)
ARGENTINA 4.1%
Internet & Direct Marketing Retail 2.5%
MercadoLibre , Inc. * 14,679 15,889,724
Software 1.6%
Globant SA * 59,303 10,628,284
26,518,008
BRAZIL 1.9%
IT Services 1.9%
StoneCo Ltd., Class A * 227,662 12,041,043
CANADA 0.3%
Biotechnology 0.3%
Zymeworks , Inc. * 45,525 2,120,555
CHINA 0.7%
Biotechnology 0.7%
Zai Lab Ltd., ADR *(a) 56,550 4,703,264
INDIA 1.2%
IT Services 1.2%
WNS Holdings Ltd., ADR * 121,650 7,780,734
SWITZERLAND 0.6%
Biotechnology 0.6%
CRISPR Therapeutics AG * 45,737 3,825,443
UNITED KINGDOM 1.7%
Professional Services 1.7%
Clarivate plc * 355,172 11,006,780
UNITED STATES 87.8%
Aerospace & Defense 3.5%
HEICO Corp. (a) 64,379 6,737,906
Mercury Systems, Inc. * 114,589 8,876,064
Teledyne Technologies, Inc. * 23,012 7,138,553
22,752,523
Biotechnology 7.1%
Black Diamond Therapeutics,
Inc. *(a) 54,023 1,633,115
Deciphera Pharmaceuticals,
Inc. *(a) 50,523 2,591,830
Exact Sciences Corp. *(a) 117,944 12,024,391
Mirati Therapeutics, Inc. *(a) 19,100 3,171,555
Natera , Inc. *(a) 109,307 7,896,338
ORIC Pharmaceuticals, Inc.
*(a) 75,798 1,895,708
Sarepta Therapeutics, Inc. * 41,148 5,778,414
Turning Point Therapeutics,
Inc. *(a) 59,468 5,195,124
Twist Bioscience Corp. *(a) 77,866 5,915,480
46,101,955
Building Products 1.6%
Trex Co., Inc. *(a) 143,486 10,273,598
Commercial Services & Supplies 5.8%
Casella Waste Systems, Inc.,
Class A * 186,165 10,397,315
IAA, Inc. * 187,183 9,746,619
Tetra Tech, Inc. 94,282 9,003,931
Waste Connections, Inc. 85,036 8,826,737
37,974,602
Consumer Finance 0.9%
LendingTree, Inc. *(a) 19,433 5,963,793
Common Stocks
Shares Value ($)
UNITED STATES
Diversified Consumer Services 3.2%
Bright Horizons Family
Solutions, Inc. *(a) 72,514 11,025,029
Chegg , Inc. *(a) 133,100 9,508,664
20,533,693
Electrical Equipment 2.3%
Generac Holdings, Inc. * 77,230 14,954,817
Electronic Equipment, Instruments & Components 1.1%
Novanta , Inc. * 67,262 7,085,379
Equity Real Estate Investment Trusts (REITs) 1.6%
QTS Realty Trust, Inc., Class
A 159,915 10,077,843
Health Care Equipment & Supplies 10.7%
ABIOMED, Inc. * 21,368 5,920,218
Align Technology, Inc. * 31,386 10,274,521
DexCom , Inc. * 18,274 7,533,091
Haemonetics Corp. * 68,125 5,943,906
Inari Medical, Inc. *(a) 57,900 3,996,258
Insulet Corp. *(a) 40,895 9,675,348
iRhythm Technologies, Inc.
*(a) 72,649 17,298,454
Shockwave Medical, Inc. *(a) 125,388 9,504,410
70,146,206
Health Care Providers & Services 6.5%
Amedisys , Inc. * 40,704 9,623,647
Chemed Corp. 20,515 9,854,380
Guardant Health, Inc. * 76,200 8,517,636
HealthEquity , Inc. *(a) 118,545 6,089,657
Molina Healthcare, Inc. * 43,322 7,929,659
42,014,979
Health Care Technology 2.1%
Veeva Systems, Inc., Class
A * 48,981 13,772,967
Hotels, Restaurants & Leisure 3.6%
Chipotle Mexican Grill, Inc. * 11,639 14,475,541
Domino's Pizza, Inc. 20,548 8,738,653
23,214,194
Interactive Media & Services 1.4%
Match Group, Inc. * 80,548 8,912,636
Internet & Direct Marketing Retail 2.5%
Chewy, Inc., Class A *(a) 116,281 6,375,687
Etsy, Inc. * 81,051 9,858,233
16,233,920
IT Services 14.0%
Black Knight, Inc. * 172,916 15,052,337
Booz Allen Hamilton Holding
Corp. 145,567 12,079,149
EPAM Systems, Inc. * 31,654 10,233,105
Euronet Worldwide, Inc. * 57,097 5,201,537
MongoDB, Inc. *(a) 57,580 13,330,345
Okta , Inc. * 39,376 8,420,558
Square, Inc., Class A * 56,721 9,219,999
Twilio , Inc., Class A * 45,538 11,251,984
WEX, Inc. * 49,940 6,940,162
91,729,176
Life Sciences Tools & Services 2.2%
Berkeley Lights, Inc. *(a) 62,397 4,764,635

NVIT Wells Fargo Discovery Fund - September 30, 2020 (Unaudited) - Statement of Investments - 89
Common Stocks
Shares Value ($)
UNITED STATES
Life Sciences Tools & Services
Bio-Rad Laboratories, Inc.,
Class A * 17,889 9,221,064
13,985,699
Pharmaceuticals 1.4%
Catalent , Inc. * 106,739 9,143,263
Road & Rail 1.2%
Saia, Inc. *(a) 61,912 7,809,580
Semiconductors & Semiconductor Equipment 3.7%
Lattice Semiconductor Corp.
*(a) 252,285 7,306,174
MKS Instruments, Inc. 86,580 9,457,133
Universal Display Corp. (a) 40,245 7,273,881
24,037,188
Software 9.2%
Avalara, Inc. *(a) 66,431 8,459,324
Bill.com Holdings, Inc. * 65,603 6,580,637
Crowdstrike Holdings, Inc.,
Class A * 67,321 9,244,520
Elastic NV * 92,946 10,027,944
Envestnet , Inc. * 91,039 7,024,569
Five9, Inc. *(a) 96,982 12,576,625
Unity Software, Inc. *(a) 66,276 5,784,569
59,698,188
Specialty Retail 0.9%
Carvana Co. *(a) 24,936 5,562,224
Trading Companies & Distributors 1.3%
SiteOne Landscape Supply,
Inc. *(a) 67,625 8,246,869
570,225,292
Total Common Stocks
(cost $400,909,096) 638,221,119
Repurchase Agreements 7.1%
Principal
Amount ($)
Bank of America NA,
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$4,214,561, collateralized
by U.S. Government
Agency Securities,
3.00%, maturing
7/20/2049; total market
value $4,298,842.(b) 4,214,551 4,214,551
BofA Securities, Inc.,
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$1,000,003, collateralized
by U.S. Government
Agency Securities,
3.50%, maturing
9/20/2050; total market
value $1,020,000.(b) 1,000,000 1,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald &
Co., 0.08%, dated
9/30/2020, due
10/1/2020, repurchase
price $4,000,009,
collateralized by U.S.
Government Agency
Securities, ranging from
0.51% - 7.00%, maturing
11/1/2023 - 6/20/2067;
total market value
$4,080,000.(b) 4,000,000 4,000,000
CF Secured, LLC, 0.08%,
dated 9/30/2020, due
10/1/2020, repurchase
price $6,000,014,
collateralized by U.S.
Government Agency
Securities, ranging from
2.00% - 4.63%, maturing
7/1/2035 - 7/20/2069;
total market value
$6,120,014.(b) 6,000,000 6,000,000
NatWest Markets
Securities, Inc., 0.07%,
dated 9/29/2020, due
10/6/2020, repurchase
price $10,000,137,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 3.00%, maturing
7/15/2021 - 8/15/2048;
total market value
$10,200,030.(b) 10,000,000 10,000,000
Nomura Securities
International, Inc., 0.06%,
dated 9/30/2020, due
10/1/2020, repurchase
price $9,000,015,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 3.63%, maturing
11/15/2020 - 6/15/2023;
total market value
$9,180,008.(b) 9,000,000 9,000,000

90 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Wells Fargo Discovery Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 0.14%,
dated 9/30/2020, due
10/1/2020, repurchase
price $12,000,047,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 9.00%, maturing
11/1/2020 - 8/20/2070;
total market value
$12,240,000.(b) 12,000,000 12,000,000
Total Repurchase Agreements
(cost $46,214,551) 46,214,551
Total Investments
(cost $447,123,647)   — 105.4% 684,435,670
Liabilities in excess of other assets
— (5.4)% (34,989,605)
NET ASSETS — 100.0%
$ 649,446,065
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on
loan at September 30, 2020 was $138,748,806, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $46,214,551 and by
$95,759,581 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 10/8/2020 –
2/15/2050, a total value of $141,974,132.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2020 was
$46,214,551.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

NVIT Wells Fargo Discovery Fund - September 30, 2020 (Unaudited) - Statement of Investments - 91
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

92 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Wells Fargo Discovery Fund
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 638,221,119 $ – $ – $ 638,221,119
Repurchase Agreements – 46,214,551 – 46,214,551
Total $ 638,221,119 $ 46,214,551 $ – $ 684,435,670
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Amundi NVIT Multi Sector Bond Fund - September 30, 2020 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 7.6%
Principal
Amount ($) Value ($)
Airlines 0.8%
Air Canada Pass-Through
Trust, Series 2020-2, Class
A, 5.25%, 4/1/2029(a) 1,240,000 1,271,024
Alaska Airlines Pass-Through
Trust, Series 2020-1, Class
A, 4.80%, 8/15/2027(a) 810,000 848,153
2,119,177
Automobiles 1.8%
CIG Auto Receivables Trust,
Series 2019-1A, Class D,
4.85%, 5/15/2026(a) 1,150,000 1,168,392
United Auto Credit
Securitization Trust, Series
2019-1, Class E, 4.29%,
8/12/2024(a) 1,450,000 1,475,228
Westlake Automobile
Receivables Trust, Series
2019-1A, Class E, 4.49%,
7/15/2024(a) 2,000,000 2,079,482
4,723,102
Credit Card 0.4%
Continental Credit Card ABS
LLC, Series 2019-1A, Class
C, 6.16%, 8/15/2026(a) 1,200,000 1,215,675
Other 4.6%
Amur Equipment Finance
Receivables V LLC, Series
2018-1A, Class E, 5.36%,
4/22/2024(a) 800,000 816,873
Amur Equipment Finance
Receivables VI LLC, Series
2018-2A, Class E, 5.45%,
11/20/2023(a) 300,000 300,194
Invitation Homes Trust, Series
2018-SFR3, Class F, 2.50%,
7/17/2037(a)(b) 142,998 141,177
Kabbage Funding LLC
Series 2019-1, Class C,
4.61%, 3/15/2024(a) 750,000 708,853
Series 2019-1, Class D,
5.69%, 3/15/2024(a) 1,000,000 680,279
Progress Residential Trust
Series 2019-SFR1, Class E,
4.47%, 8/17/2035(a) 5,000,000 5,141,576
Series 2020-SFR2, Class E,
5.12%, 6/17/2037(a) 730,000 782,728
Race Point VIII CLO Ltd.,
Series 2013-8A, Class CR2,
2.30%, 2/20/2030(a)(b) 650,000 627,929
Sierra Timeshare Receivables
Funding LLC, Series
2019-1A, Class D, 4.75%,
1/20/2036(a) 471,066 454,760
Symphony CLO XXII Ltd.,
Series 2020-22A, Class C,
3.46%, 4/18/2033(a)(b) 400,000 391,729
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Tricon American Homes,
Series 2020-SFR1, Class F,
4.88%, 7/17/2038(a) 980,000 1,057,763
York CLO-4 Ltd., Series
2016-2A, Class CR, 2.42%,
4/20/2032(a)(b) 1,000,000 972,411
12,076,272
Total Asset-Backed Securities
(cost $20,091,713)
20,134,226
Collateralized Mortgage Obligations 16.2%
Angel Oak Mortgage Trust I
LLC, Series 2019-2, Class
B2, 6.29%, 3/25/2049(a)(b) 2,250,000 2,272,714
Bellemeade Re Ltd.
Series 2019-1A, Class B1,
4.15%, 3/25/2029(a)(b) 880,000 754,894
Series 2020-2A, Class B1,
8.65%, 8/26/2030(a)(b) 800,000 807,495
Bunker Hill Loan Depositary
Trust, Series 2020-1, Class
M1, 4.35%, 2/25/2055(a)(c) 1,311,000 1,372,772
Connecticut Avenue Securities
Trust
Series 2019-HRP1, Class
B1, 9.40%, 11/25/2039(a)(b) 4,100,000 3,185,569
Series 2020-R01, Class
1M2, 2.20%, 1/25/2040(a)
(b) 410,000 401,732
Series 2020-SBT1, Class
1M2, 3.80%, 2/25/2040(a)
(b) 960,000 892,678
Eagle RE Ltd., Series 2019-
1, Class B1, 4.65%,
4/25/2029(a)(b) 2,850,000 2,445,973
FHLMC STACR REMIC Trust
Series 2020-DNA2, Class
M2, 2.00%, 2/25/2050(a)(b) 1,535,000 1,494,379
Series 2020-HQA2, Class
M2, 3.25%, 3/25/2050(a)(b) 1,160,000 1,142,559
Series 2020-HQA2, Class
B1, 4.25%, 3/25/2050(a)(b) 1,380,000 1,203,858
Series 2020-DNA3, Class
B1, 5.25%, 6/25/2050(a)(b) 1,660,000 1,692,754
Series 2020-DNA4, Class
B1, 6.15%, 8/25/2050(a)(b) 1,000,000 1,033,120
Series 2020-HQA4, Class
M2, 3.30%, 9/25/2050(a)(b) 240,000 240,643
Series 2020-HQA4, Class
B1, 5.40%, 9/25/2050(a)(b) 280,000 282,038
FHLMC STACR Trust
Series 2018-HQA2, Class
B2, 11.15%, 10/25/2048(a)
(b) 2,800,000 2,503,196
Series 2019-HQA1, Class
B2, 12.40%, 2/25/2049(a)(b) 2,550,000 2,460,859

2 - Statement of Investments - September 30, 2020 (Unaudited) - Amundi NVIT Multi Sector Bond Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2019-DNA2, Class
B2, 10.65%, 3/25/2049(a)(b) 2,110,000 1,941,489
Series 2019-HQA2, Class
B2, 11.40%, 4/25/2049(a)(b) 1,130,000 1,059,450
Series 2019-DNA3, Class
B2, 8.30%, 7/25/2049(a)(b) 3,050,000 2,411,278
GNMA REMICS
Series 2019-159, Class HI,
IO, 3.50%, 12/20/2049 4,012,827 463,973
Series 2019-159, Class CI,
IO, 3.50%, 12/20/2049 2,402,880 248,192
New Residential Mortgage
Loan Trust, Series 2019-
NQM2, Class B1, 5.21%,
4/25/2049(a)(b) 3,000,000 3,051,186
Oaktown Re III Ltd., Series
2019-1A, Class B1B,
4.50%, 7/25/2029(a)(b) 3,270,000 2,943,297
STACR Trust, Series 2018-
HRP2, Class B2, 10.65%,
2/25/2047(a)(b) 2,000,000 1,880,206
Verus Securitization Trust
Series 2019-2, Class B1,
4.44%, 5/25/2059(a)(b) 850,000 780,598
Series 2019-INV2, Class
B1, 4.45%, 7/25/2059(a)(b) 850,000 781,765
Series 2020-INV1, Class
A3, 3.89%, 3/25/2060(a)(b) 650,000 676,351
Series 2020-INV1, Class
B1, 5.75%, 3/25/2060(a)(b) 100,000 102,923
Series 2020-INV1, Class
B2, 6.00%, 3/25/2060(a)(b) 110,000 108,739
Series 2020-2, Class M1,
5.36%, 5/25/2060(a)(b) 740,000 765,536
Series 2020-2, Class B1,
5.36%, 5/25/2060(a)(b) 350,000 351,723
Vista Point Securitization
Trust, Series 2020-1, Class
B1, 5.38%, 3/25/2065(a)(b) 970,000 981,188
Total Collateralized Mortgage Obligations
(cost $45,698,650)
42,735,127
Commercial Mortgage-Backed Securities 4.5%
COMM Mortgage Trust
Series 2015-CR26, Class D,
3.63%, 10/10/2048(b) 3,000,000 2,483,529
Series 2019-GC44, Class
D, 2.50%, 8/15/2057(a) 2,120,000 1,702,652
JPMDB Commercial Mortgage
Securities Trust , Series
2016-C2, Class D, 3.55%,
6/15/2049(a)(b) 2,500,000 1,801,263
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2015-C22, Class D,
4.37%, 4/15/2048(a)(b) 2,000,000 1,523,815
Series 2017-C33, Class D,
3.36%, 5/15/2050(a) 3,250,000 2,558,057
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Multifamily Connecticut
Avenue Securities Trust ,
Series 2019-01, Class CE,
8.90%, 10/15/2049(a)(b) 2,136,000 1,741,040
Total Commercial Mortgage-Backed
Securities
(cost $13,329,096) 11,810,356
Common Stocks 0.0%
†
Shares
Oil, Gas & Consumable Fuels 0.0%
†
Templar Energy LLC *^∞ 6,672 0
Paper & Forest Products 0.0%
†
Catalyst Paper Corp. *^∞ 344,368 0
Total Common Stocks
(cost $53,656)
0
Convertible Bonds 2.3%
Principal
Amount ($)
Airlines 1.1%
Air Canada, 4.00%,
7/1/2025(a) 1,377,000 1,558,213
Southwest Airlines Co.,
1.25%, 5/1/2025(d) 1,110,000 1,448,550
3,006,763
Hotels, Restaurants & Leisure 0.9%
Carnival Corp., 5.75%,
4/1/2023(a) 1,060,000 1,811,166
Royal Caribbean Cruises Ltd.,
4.25%, 6/15/2023(a) 355,000 414,262
2,225,428
Pharmaceuticals 0.3%
Tricida , Inc., 3.50%,
5/15/2027(a) 1,260,000 757,607
Total Convertible Bonds
(cost $5,209,486)
5,989,798
Corporate Bonds 54.4%
Aerospace & Defense 0.5%
Boeing Co. (The) ,
5.81%, 5/1/2050 1,040,000 1,254,457
Air Freight & Logistics 0.6%
Western Global Airlines LLC ,
10.38%, 8/15/2025(a)(d) 1,530,000 1,560,600
Airlines 0.8%
Delta Air Lines, Inc. ,
4.75%, 10/20/2028(a) 600,000 622,500
Mileage Plus Holdings LLC ,
6.50%, 6/20/2027(a) 1,335,000 1,390,069
2,012,569

Amundi NVIT Multi Sector Bond Fund - September 30, 2020 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
Auto Components 0.4%
Dealer Tire LLC ,
8.00%, 2/1/2028(a) 1,162,000 1,185,240
Automobiles 1.1%
Ford Motor Co. ,
8.50%, 4/21/2023 695,000 757,550
9.00%, 4/22/2025 695,000 796,824
General Motors Co. ,
6.13%, 10/1/2025 1,269,000 1,473,845
3,028,219
Banks 6.6%
AIB Group plc ,
(ICE LIBOR USD 3
Month + 1.87%), 4.26%,
4/10/2025(a)(e) 1,475,000 1,586,094
Barclays plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 5.67%),
8.00%, 6/15/2024(e)(f) 1,750,000 1,863,750
BNP Paribas SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.94%),
4.50%, 2/25/2030(a)(d)(e)(f) 1,160,000 1,112,150
Citigroup, Inc. ,
Series V, (SOFR + 3.23%),
4.70%, 1/30/2025(d)(e)(f) 1,505,000 1,454,206
Intesa Sanpaolo SpA ,
Series XR, 4.70%,
9/23/2049(a) 1,695,000 1,894,784
JPMorgan Chase & Co. ,
Series FF, (SOFR + 3.38%),
5.00%, 8/01/2024(e)(f) 923,000 921,409
Series HH, (SOFR
+ 3.13%), 4.60%,
2/01/2025(e)(f) 2,100,000 2,058,000
Natwest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.35%),
3.03%, 11/28/2035(d)(e) 1,815,000 1,743,453
Truist Financial Corp. ,
Series Q, (US Treasury
Yield Curve Rate T Note
Constant Maturity 10
Year + 4.35%), 5.10%,
3/01/2030(d)(e)(f) 1,442,000 1,558,730
UniCredit SpA ,
(USD ICE Swap Rate 5
Year + 3.70%), 5.86%,
6/19/2032(a)(e) 3,000,000 3,193,680
17,386,256
Beverages 0.6%
Bacardi Ltd. ,
5.30%, 5/15/2048(a)(d) 1,240,000 1,551,113
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products 1.1%
Cornerstone Building Brands,
Inc. ,
6.13%, 1/15/2029(a) 465,000 469,650
Standard Industries, Inc. ,
4.38%, 7/15/2030(a) 1,190,000 1,220,065
Summit Materials LLC ,
6.50%, 3/15/2027(a) 1,122,000 1,194,930
5.25%, 1/15/2029(a) 90,000 93,713
2,978,358
Capital Markets 1.0%
VistaJet Malta Finance plc ,
10.50%, 6/1/2024(a) 2,688,000 2,521,882
Chemicals 2.2%
Element Solutions, Inc. ,
3.88%, 9/1/2028(a) 1,600,000 1,570,000
INEOS Finance plc ,
2.88%, 5/1/2026(a) EUR 1,685,000 1,898,997
NOVA Chemicals Corp. ,
5.25%, 6/1/2027(a) 1,355,000 1,275,394
OCI NV ,
3.13%, 11/1/2024(a) 1,000,000 1,163,656
5,908,047
Commercial Services & Supplies 0.3%
APX Group, Inc. ,
6.75%, 2/15/2027(a)(d) 660,000 684,750
Construction & Engineering 1.2%
PowerTeam Services LLC ,
9.03%, 12/4/2025(a) 1,755,000 1,849,331
Stoneway Capital Corp. ,
10.00%, 3/1/2027(a)(g) 3,542,332 1,452,392
3,301,723
Consumer Finance 2.7%
ASG Finance Designated
Activity Co. ,
7.88%, 12/3/2024(a) 1,995,000 1,406,575
Avation Capital SA ,
6.50%, 5/15/2021(a) 2,000,000 1,355,000
Avolon Holdings Funding Ltd. ,
3.63%, 5/1/2022(a) 1,780,000 1,749,010
Ford Motor Credit Co. LLC ,
2.33%, 11/25/2025 1,890,000 2,063,031
Global Aircraft Leasing Co.
Ltd. ,
6.50%, 9/15/2024(a)(h) 1,238,318 690,362
7,263,978
Containers & Packaging 0.5%
Ball Corp. ,
2.88%, 8/15/2030(d) 1,215,000 1,201,331
Plastipak Holdings, Inc. ,
6.25%, 10/15/2025(a)(d) 83,000 83,000
1,284,331
Diversified Telecommunication Services 1.9%
Altice France Holding SA ,
6.00%, 2/15/2028(a)(d) 1,760,000 1,678,670

4 - Statement of Investments - September 30, 2020 (Unaudited) - Amundi NVIT Multi Sector Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Altice France SA ,
5.13%, 1/15/2029(a)(d) 200,000 199,560
Verizon Communications, Inc. ,
1.50%, 9/19/2039 EUR 1,700,000 2,031,573
Windstream Escrow LLC ,
7.75%, 8/15/2028(a) 1,135,000 1,115,138
5,024,941
Electric Utilities 1.2%
Adani Electricity Mumbai Ltd. ,
3.95%, 2/12/2030(a) 500,000 488,849
Vistra Operations Co. LLC ,
5.00%, 7/31/2027(a) 2,500,000 2,625,625
3,114,474
Energy Equipment & Services 0.8%
Archrock Partners LP ,
6.25%, 4/1/2028(a) 575,000 541,937
FTS International, Inc. ,
6.25%, 5/1/2022 1,242,000 422,280
Transocean Sentry Ltd. ,
5.38%, 5/15/2023(a) 1,732,000 1,177,760
Transocean, Inc. ,
8.00%, 2/1/2027(a) 297,000 83,160
2,225,137
Entertainment 0.7%
Netflix, Inc. ,
3.63%, 6/15/2030(a) 1,470,000 1,865,690
Equity Real Estate Investment Trusts (REITs) 1.8%
iStar , Inc. ,
4.75%, 10/1/2024 840,000 812,700
4.25%, 8/1/2025 1,955,000 1,824,250
Lexington Realty Trust ,
2.70%, 9/15/2030 860,000 876,103
MPT Operating Partnership
LP ,
4.63%, 8/1/2029 1,070,000 1,113,303
4,626,356
Health Care Providers & Services 0.4%
Centene Corp. ,
3.38%, 2/15/2030 995,000 1,032,313
Hotels, Restaurants & Leisure 3.5%
Boyd Gaming Corp. ,
8.63%, 6/1/2025(a) 845,000 926,357
Caesars Entertainment, Inc. ,
8.13%, 7/1/2027(a) 525,000 556,500
Carnival Corp. ,
3.95%, 10/15/2020(d) 320,000 319,200
Enterprise Development
Authority (The) ,
12.00%, 7/15/2024(a) 1,950,000 2,174,250
Grupo Posadas SAB de CV ,
7.88%, 6/30/2022(a)(d)(g) 768,000 295,680
Hyatt Hotels Corp. ,
5.38%, 4/23/2025 580,000 624,284
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Marriott International, Inc. ,
Series GG, 3.50%,
10/15/2032 920,000 906,953
Sands China Ltd. ,
4.38%, 6/18/2030(a) 515,000 543,273
Scientific Games International,
Inc. ,
7.00%, 5/15/2028(a)(d) 965,000 967,362
Station Casinos LLC ,
4.50%, 2/15/2028(a) 1,415,000 1,308,875
Viking Cruises Ltd. ,
5.88%, 9/15/2027(a) 788,000 612,670
9,235,404
Household Products 0.3%
Energizer Holdings, Inc. ,
4.75%, 6/15/2028(a)(d) 777,000 804,117
Insurance 2.6%
CNO Financial Group, Inc. ,
5.25%, 5/30/2029 1,205,000 1,392,816
Farmers Exchange Capital III ,
(ICE LIBOR USD 3
Month + 3.45%), 5.45%,
10/15/2054(a)(e) 2,510,000 3,032,230
Liberty Mutual Group, Inc. ,
(EUR Swap Annual 5
Year + 3.70%), 3.62%,
5/23/2059(a)(e) EUR 450,000 520,216
Liberty Mutual Insurance Co. ,
7.70%, 10/15/2097(a) 730,000 1,123,889
Mutual of Omaha Insurance
Co. ,
(ICE LIBOR USD 3
Month + 2.64%), 4.30%,
7/15/2054(a)(e) 170,000 175,584
New York Life Insurance Co. ,
3.75%, 5/15/2050(a) 495,000 556,767
6,801,502
Internet & Direct Marketing Retail 1.0%
Booking Holdings, Inc. ,
4.63%, 4/13/2030 1,020,000 1,219,014
Expedia Group, Inc. ,
4.63%, 8/1/2027(a) 1,460,000 1,533,339
2,752,353
Media 3.5%
Clear Channel International
BV ,
6.63%, 8/1/2025(a) 300,000 306,660
Clear Channel Worldwide
Holdings, Inc. ,
9.25%, 2/15/2024(d) 1,350,000 1,308,690
CSC Holdings LLC ,
4.63%, 12/1/2030(a) 1,400,000 1,406,622
Diamond Sports Group LLC ,
6.63%, 8/15/2027(a)(d) 958,000 498,160
MDC Partners, Inc. ,
6.50%, 5/1/2024(a)(d) 3,343,000 3,050,487

Amundi NVIT Multi Sector Bond Fund - September 30, 2020 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Sirius XM Radio, Inc. ,
4.13%, 7/1/2030(a) 2,710,000 2,777,181
9,347,800
Metals & Mining 1.4%
IAMGOLD Corp. ,
5.75%, 10/15/2028(a) 1,070,000 1,033,888
Joseph T Ryerson & Son, Inc. ,
8.50%, 8/1/2028(a) 565,000 594,662
Metinvest BV ,
7.75%, 10/17/2029(a) 1,000,000 953,950
Novelis Corp. ,
4.75%, 1/30/2030(a) 1,225,000 1,195,563
3,778,063
Oil, Gas & Consumable Fuels 8.9%
Cameron LNG LLC ,
3.40%, 1/15/2038(a) 888,000 959,441
Cenovus Energy, Inc. ,
5.38%, 7/15/2025 1,750,000 1,683,935
Cheniere Energy, Inc. ,
4.63%, 10/15/2028(a)(d) 2,015,000 2,067,894
Energy Transfer Operating LP ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(e)(f) 2,200,000 1,738,000
EnLink Midstream Partners
LP ,
5.60%, 4/1/2044 540,000 346,950
5.05%, 4/1/2045 420,000 267,511
5.45%, 6/1/2047 1,620,000 1,015,513
Equinor ASA ,
3.70%, 4/6/2050 1,340,000 1,533,553
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 865,000 863,019
MEG Energy Corp. ,
7.13%, 2/1/2027(a) 1,755,000 1,573,937
Midwest Connector Capital
Co. LLC ,
4.63%, 4/1/2029(a) 1,467,000 1,481,836
MPLX LP ,
4.50%, 4/15/2038 410,000 419,100
5.50%, 2/15/2049 345,000 385,473
Neptune Energy Bondco plc ,
6.63%, 5/15/2025(a) 1,450,000 1,293,284
PBF Holding Co. LLC ,
9.25%, 5/15/2025(a) 725,000 743,139
6.00%, 2/15/2028(a) 1,795,000 1,204,535
Petroleos Mexicanos ,
6.84%, 1/23/2030(a) 1,940,000 1,726,600
5.95%, 1/28/2031(a) 328,000 272,771
6.75%, 9/21/2047 640,000 492,800
Tallgrass Energy Partners LP ,
6.00%, 3/1/2027(a) 1,650,000 1,509,750
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Tengizchevroil Finance Co.
International Ltd. ,
2.63%, 8/15/2025(a)(d) 1,955,000 1,962,820
23,541,861
Paper & Forest Products 0.3%
Clearwater Paper Corp. ,
4.75%, 8/15/2028(a)(d) 845,000 847,113
Personal Products 0.5%
Edgewell Personal Care Co. ,
5.50%, 6/1/2028(a) 1,195,000 1,257,415
Pharmaceuticals 0.6%
Bausch Health Americas, Inc. ,
8.50%, 1/31/2027(a) 940,000 1,032,825
Teva Pharmaceutical Finance
Netherlands II BV ,
6.00%, 1/31/2025(a) EUR 515,000 617,398
1,650,223
Road & Rail 0.2%
Kapla Holding SAS ,
3.38%, 12/15/2026(a) 455,000 492,548
Semiconductors & Semiconductor Equipment 0.6%
Broadcom, Inc. ,
4.15%, 11/15/2030 1,355,000 1,521,239
Software 0.9%
Citrix Systems, Inc. ,
3.30%, 3/1/2030 2,170,000 2,315,994
Specialty Retail 1.2%
Asbury Automotive Group,
Inc. ,
4.50%, 3/1/2028(a) 275,000 276,719
4.75%, 3/1/2030(a) 255,000 256,912
L Brands, Inc. ,
6.63%, 10/1/2030(a) 510,000 518,925
Michaels Stores, Inc. ,
8.00%, 7/15/2027(a)(d) 2,003,000 2,093,135
3,145,691
Thrifts & Mortgage Finance 0.9%
Nationstar Mortgage Holdings,
Inc. ,
6.00%, 1/15/2027(a) 660,000 672,778
5.50%, 8/15/2028(a)(d) 870,000 868,912
Quicken Loans LLC ,
3.63%, 3/1/2029(a) 435,000 431,194
3.88%, 3/1/2031(a) 435,000 429,562
2,402,446
Wireless Telecommunication Services 1.6%
T-Mobile USA, Inc. ,
2.55%, 2/15/2031(a) 1,090,000 1,129,327

6 - Statement of Investments - September 30, 2020 (Unaudited) - Amundi NVIT Multi Sector Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
T-Mobile USA, Inc.,
3.30%, 2/15/2051(a) 3,090,000 3,045,659
4,174,986
Total Corporate Bonds
(cost $147,763,415)
143,879,189
Foreign Government Securities 3.2%
QATAR 1.5%
State of Qatar ,
5.10%, 4/23/2048(a) 240,000 333,403
4.82%, 3/14/2049(a) 2,755,000 3,709,470
4,042,873
UNITED ARAB EMIRATES 1.7%
United Arab Emirates
Government Bond ,
1.70%, 3/2/2031(a) 1,535,000 1,518,443
3.13%, 9/30/2049(a) 2,640,000 2,824,800
4,343,243
Total Foreign Government Securities
(cost $7,109,827)
8,386,116
Loan Participations 4.2%
Airlines 0.3%
Grupo Aeromexico SAB de
CV, Term Loan, + 0.00%),
–%, 1/1/2028 (e) 840,000 831,600
0
Auto Components 0.8%
First Brands Group, LLC, First
Lien Term Loan B, (ICE
LIBOR USD 6 Month +
7.50%), 8.50%, 2/2/2024 (e) 2,254,570 2,217,934
0
Food Products 0.7%
JBS USA LLC, Term Loan B,
(ICE LIBOR USD 1 Month +
2.00%), 2.15%, 5/1/2026 (e) 1,994,526 1,937,681
0
Hotels, Restaurants & Leisure 1.1%
Spectacle Gary Holdings LLC,
Term Loan, (ICE LIBOR
USD 3 Month + 9.00%),
11.00%, 12/23/2025 (e) 2,725,200 2,577,031
Spectacle Gary, Delayed Draw
Term Loan, (ICE LIBOR
USD 3 Month + 4.50%),
11.00%, 12/23/2025 (e) 197,500 186,762
2,763,793
0
IT Services 0.9%
Dyncorp International, Inc.,
Term Loan, (ICE LIBOR
USD 1 Month + 6.00%),
7.00%, 8/18/2025 (e) 2,479,500 2,459,366
0
Loan Participations
Principal
Amount ($) Value ($)
Machinery 0.3%
Shape Technologies Group,
Inc., Term Loan, (ICE
LIBOR USD 1 Month +
3.00%), 3.15%, 4/21/2025
(e) 1,090,601 807,950
0
Media 0.1%
Diamond Sports Group LLC,
Term Loan, (ICE LIBOR
USD 1 Month + 3.25%),
3.40%, 8/24/2026 (e) 187,462 144,659
0
Total Loan Participations
(cost $11,443,515) 11,162,983
Preferred Stock 0.0%
†
Shares
Oil, Gas & Consumable Fuels 0.0%
†
Templar Energy LLC, 0.00%,
*^∞( i ) 5,423 0
Total Preferred Stock
(cost $41,720)
0
Repurchase Agreements 3.1%
Principal
Amount ($)
Bank of America NA
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$6,348,512, collateralized
by U.S. Government
Agency Securities,
3.00%, maturing
7/20/2049; total market
value $6,475,467. (j) 6,348,498 6,348,498
CF Secured, LLC
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$1,000,003, collateralized
by U.S. Government
Agency Securities,
ranging from 2.00% -
4.63%, maturing 7/1/2035
- 7/20/2069; total market
value $1,020,002. (j) 1,000,000 1,000,000

Amundi NVIT Multi Sector Bond Fund - September 30, 2020 (Unaudited) - Statement of Investments - 7
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC
0.14%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$1,000,004, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 9.00%, maturing
11/1/2020 - 8/20/2070;
total market value
$1,020,000. (j) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $8,348,498)
8,348,498
Total Investments
(cost $259,089,576) — 95.5%
252,446,293
Other assets in excess of
liabilities — 4.5% 11,900,547
NET ASSETS — 100.0%
$ 264,346,840
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at September 30, 2020
was $185,540,435 which represents 70.19% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2020.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2020.
(d) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on
loan at September 30, 2020 was $17,613,363, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $8,348,498 and by
$9,800,312 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 4.63%, and maturity dates ranging from 10/15/2020 –
2/15/2050, a total value of $18,148,810.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of September 30, 2020.
(f) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2020.
The maturity date reflects the next call date.
(g) Security in default.
(h) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the PIK rate.
( i ) The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon
rate for this security is based on par value and is currently in effect as of September 30, 2020.
(j) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2020 was
$8,348,498.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
Currency:
EUR Euro
USD United States Dollar

8 - Statement of Investments - September 30, 2020 (Unaudited) - Amundi NVIT Multi Sector Bond Fund
Centrally Cleared Credit default swap contracts outstanding - buy protection as of September 30, 2020
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
34-V9 5.00 Quarterly 6/20/2025 3.83
USD
100,000,000 (274,424) (4,342,776) (4,617,200)
Markit CDX
North American
Investment Grade
Index Series
34-V1 1.00 Quarterly 6/20/2025 0.85
USD
24,000,000 (309,252) 138,648 (170,604)
(583,676) (4,204,128) (4,787,804)
At September 30, 2020, the Fund had $6,785,330 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of September 30, 2020:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 8,218,573 EUR 6,988,105 JPMorgan Chase Bank 10/26/2020 21,186
Net unrealized appreciation 21,186
Currency:
EUR Euro
USD United States dollar

Amundi NVIT Multi Sector Bond Fund - September 30, 2020 (Unaudited) - Statement of Investments - 9
Futures contracts outstanding as of September 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
Euro- Bobl (16) 12/2020 EUR (2,535,681) (780)
Euro-Bund (39) 12/2020 EUR (7,980,023) (28,568)
U.S. Treasury 2 Year Note (194) 12/2020 USD (42,866,422) (17,156)
U.S. Treasury 5 Year Note (186) 12/2020 USD (23,441,812) (20,174)
U.S. Treasury 10 Year Ultra Note (115) 12/2020 USD (18,391,016) 8,534
U.S. Treasury Long Bond (128) 12/2020 USD (22,564,000) 247,700
U.S. Treasury Ultra Bond (91) 12/2020 USD (20,184,937) 337,481
527,037
At September 30, 2020, the Fund had $2,131,320 segregated as collateral with the broker for open futures contracts.
Currency:
EUR Euro
USD United States Dollar

10 - Statement of Investments - September 30, 2020 (Unaudited) - Amundi NVIT Multi Sector Bond Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 20,134,226 $ – $ 20,134,226
Collateralized Mortgage Obligations – 42,735,127 – 42,735,127
Commercial Mortgage-Backed Securities – 11,810,356 – 11,810,356
Common Stocks – – – –
Convertible Bonds – 5,989,798 – 5,989,798
Corporate Bonds – 143,879,189 – 143,879,189
Credit Default Swaps* – 138,648 – 138,648
Foreign Government Securities – 8,386,116 – 8,386,116
Forward Foreign Currency Contracts – 21,186 – 21,186
Futures Contracts 593,715 – – 593,715
Loan Participations – 11,162,983 – 11,162,983
Preferred Stock – – – –

Amundi NVIT Multi Sector Bond Fund - September 30, 2020 (Unaudited) - Statement of Investments - 11
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward
foreign currency contracts, and financial futures contracts.
Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts during the six months ended September
30, 2020 . Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty
or traded through a futures commission merchant and cleared
through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized
to expose the Fund’s cash holdings to the investment
characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create
synthetic long and short exposure to sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations
under its credit default swap contracts.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default
(or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the
swap and the counterparty takes delivery of the referenced
obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the
counterparty a net settlement amount in the form of cash or
securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities
comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate
income only in the event of an actual default (or similar event)
by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the
Fund receives from the counterparty a periodic stream of
payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the
notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve
one party making a stream of payments to another party in
exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index.
A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits
that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreements $ – $ 8,348,498 $ – $ 8,348,498
Total Assets $ 593,715 $ 252,606,127 $ – $ 253,199,842
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps* $ – $ (4,342,776) $ – $ (4,342,776)
Futures Contracts (66,678) – – (66,678)
Total Liabilities $ (66,678) $ (4,342,776) $ – $ (4,409,454)
Total $ 527,037 $ 248,263,351 $ – $ 248,790,388
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
During the period ended September 30, 2020, the Fund held one preferred stock and two common stock investments that were categorized as Level 3 investments which were each valued at $0.

12 - Statement of Investments - September 30, 2020 (Unaudited) - Amundi NVIT Multi Sector Bond Fund
index. Components of the indices include high-yield securities.
Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of
credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily
based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2
investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/
performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of September 30, 2020 are
disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited
types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The
Fund is required to interface with the CCP through a broker.
Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily
change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts.
Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in
connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the

Amundi NVIT Multi Sector Bond Fund - September 30, 2020 (Unaudited) - Statement of Investments - 13
future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2020:
Assets: Fair Value
Swap Contracts
(a)
Credit risk
Receivable for variation margin on centrally cleared swap
contracts $ 138,648
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts 21,186
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 593,715
Total $ 753,549
Liabilities:
Swap Contracts
(a)
Credit risk Unrealized depreciation on centrally cleared swap contracts $ (4,342,776)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (66,678)
Total $ (4,409,454)
(a)
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14 - Statement of Investments - September 30, 2020 (Unaudited) - DoubleLine NVIT Total Return Tactical Fund
Asset-Backed Securities 12.8%
Principal
Amount ($) Value ($)
Automobiles 0.3%
Flagship Credit Auto Trust,
Series 2017-4, Class C,
2.92%, 11/15/2023(a) 500,000 506,572
Home Equity 5.5%
Countrywide Asset-Backed
Certificates, Series 2007-
BC3, Class 2A3, 0.33%,
11/25/2047(b) 659,301 652,645
Credit-Based Asset Servicing
and Securitization LLC,
Series 2006-CB4, Class
AV3, 0.30%, 5/25/2036(b) 3,053,630 2,469,886
JP Morgan Mortgage
Acquisition Trust
Series 2006-RM1, Class A5,
0.39%, 8/25/2036(b) 1,928,931 1,118,933
Series 2007-CH3, Class
M2, 0.47%, 3/25/2037(b) 1,500,000 1,287,907
MASTR Asset-Backed
Securities Trust, Series
2007-HE1, Class A3,
0.36%, 5/25/2037(b) 2,283,865 2,180,381
New Century Home Equity
Loan Trust, Series 2006-
1, Class A2C, 0.43%,
5/25/2036(b) 1,500,000 1,170,663
Securitized Asset-Backed
Receivables LLC Trust,
Series 2006-FR4, Class
A2B, 0.32%, 8/25/2036(b) 4,469,080 1,977,618
10,858,033
Other 6.7%
Affirm Asset Securitization
Trust, Series 2020-
Z1, Class A, 3.46%,
10/15/2024(a) 225,372 226,848
AGL CLO 3 Ltd., Series
2020-3A, Class A, 1.58%,
1/15/2033(a)(b) 1,000,000 988,525
Birch Grove CLO Ltd., Series
19A, Class A, 1.74%,
6/15/2031(a)(b) 500,000 496,083
Carlyle Global Market
Strategies CLO Ltd., Series
2014-3RA, Class A1A,
1.29%, 7/27/2031(a)(b) 495,916 489,718
CFIP CLO Ltd., Series
2017-1A, Class B, 1.92%,
1/18/2030(a)(b) 500,000 489,352
CLNC Ltd., Series 2019-
FL1, Class A, 1.41%,
8/20/2035(a)(b) 196,000 194,076
Columbia Cent CLO 29 Ltd.,
Series 2020-29A, Class B1,
2.68%, 7/20/2031(a)(b) 500,000 500,634
ENA Norte Trust, Reg. S,
4.95%, 4/25/2023 112,230 112,791
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
FREED ABS Trust, Series
2019-1, Class A, 3.42%,
6/18/2026(a) 4,396 4,397
LCM XV LP, Series 15A, Class
DR, 3.97%, 7/20/2030(a)(b) 250,000 235,000
LoanCore Issuer Ltd., Series
2019-CRE2, Class AS,
1.65%, 5/15/2036(a)(b) 188,000 183,377
MP CLO IV Ltd., Series 2013-
2A, Class ARR, 1.52%,
7/25/2029(a)(b) 500,000 494,482
Pretium Mortgage Credit
Partners I LLC, Series
2020-NPL2, Class A1,
3.72%, 2/27/2060(a)(c) 971,618 976,590
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A,
1.46%, 10/20/2030(a)(b) 500,000 495,210
SCF Equipment Leasing LLC,
Series 2017-2A, Class A,
3.41%, 12/20/2023(a) 90,259 90,512
Sprite Ltd., Series 2017-
1, Class A, 4.25%,
12/15/2037(a) 322,873 293,724
Sunrun Atlas Issuer LLC,
Series 2019-2, Class A,
3.61%, 2/1/2055(a) 491,441 514,790
Taco Bell Funding LLC, Series
2018-1A, Class A2I, 4.32%,
11/25/2048(a) 491,250 501,687
Thunderbolt III Aircraft Lease
Ltd., Series 2019-1, Class
A, 3.67%, 11/15/2039(a) 860,286 805,040
TRTX Issuer Ltd., Series
2019-FL3, Class AS, 1.60%,
10/15/2034(a)(b) 196,000 189,358
Venture XV CLO Ltd., Series
2013-15A, Class A1R2,
1.64%, 7/15/2032(a)(b) 496,957 484,275
Venture XX CLO Ltd., Series
2015-20A, Class AR,
1.10%, 4/15/2027(a)(b) 318,966 316,814
Vericrest Opportunity Loan
Trust, Series 2019-
NPL2, Class A1, 3.97%,
2/25/2049(a)(c) 735,042 740,513
Vivint Solar Financing VII LLC,
Series 2020-1A, Class A,
2.21%, 7/31/2051(a) 450,000 452,268
VOLT LXXXV LLC, Series
2020-NPL1, Class A1A,
3.23%, 1/25/2050(a)(c) 1,681,248 1,680,228
VOLT LXXXVII LLC, Series
2020-NPL3, Class A1A,
2.98%, 2/25/2050(a)(c) 723,508 723,507

DoubleLine NVIT Total Return Tactical Fund - September 30, 2020 (Unaudited) - Statement of Investments - 15
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Zais CLO 5 Ltd., Series
2016-2A, Class A1, 1.81%,
10/15/2028(a)(b) 492,267 488,555
13,168,354
Student Loan 0.3%
SoFi Professional Loan
Program Trust, Series
2018-B, Class BFX, 3.83%,
8/25/2047(a) 500,000 527,510
Total Asset-Backed Securities
(cost $25,376,437)
25,060,469
Collateralized Mortgage Obligations 24.4%
Alternative Loan Trust
Series 2005-64CB, Class
1A12, 0.95%, 12/25/2035(b) 1,625,759 1,315,848
Series 2006-13T1, Class
A1, 6.00%, 5/25/2036 2,253,765 1,567,518
Series 2006-OA7, Class
1A2, 1.96%, 6/25/2046(b) 2,329,047 2,023,882
Bear Stearns ALT-A Trust,
Series 2006-1, Class 11A1,
0.63%, 2/25/2036(b) 1,875,035 1,822,216
Chase Mortgage Finance
Trust, Series 2007-S5,
Class 1A10, 6.00%,
7/25/2037 1,974,056 1,433,635
CHL Mortgage Pass-Through
Trust, Series 2006-20, Class
1A36, 5.75%, 2/25/2037 1,497,424 1,142,636
CIM Trust, Series 2017-
6, Class A1, 3.02%,
6/25/2057(a)(b) 938,661 947,689
FHLMC REMICS
Series 4749, Class LV,
3.50%, 4/15/2038 4,000,000 4,174,617
Series 4729, Class AG,
3.00%, 1/15/2044 5,000,000 5,114,897
Series 4748, Class KW,
3.50%, 9/15/2044 3,000,000 3,104,770
Series 4750, Class PA,
3.00%, 7/15/2046 2,097,281 2,171,301
Series 4752, Class PL,
3.00%, 9/15/2046 2,115,520 2,185,457
FNMA REMICS
Series 2013-20, Class MA,
2.50%, 3/25/2033 2,821,663 2,983,549
Series 2014-11, Class KZ,
2.50%, 10/25/2041 2,239,530 2,323,013
Series 2018-33, Class A,
3.00%, 5/25/2048 2,041,872 2,161,643
Series 2019-64, Class D,
2.50%, 11/25/2049 1,410,228 1,475,157
GCAT Trust, Series 2019-
NQM3, Class M1, 3.45%,
11/25/2059(a)(b) 700,000 667,833
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
IndyMac IMSC Mortgage
Loan Trust, Series 2007-
HOA1, Class A11, 0.33%,
7/25/2047(b) 996,657 766,896
JP Morgan Mortgage Trust,
Series 2006-S1, Class 2A9,
6.50%, 4/25/2036 625,164 691,881
New Residential Mortgage
Loan Trust
Series 2020-NPL1, Class
A1, 4.34%, 7/25/2060(a)(c) 678,681 679,493
Series 2020-NPL2, Class
A1, 3.23%, 8/25/2060(a)(c) 1,000,000 1,000,102
NRPL Trust, Series 2018-
2A, Class A1, 4.25%,
7/25/2067(a)(c) 1,503,727 1,536,215
RALI Trust, Series 2006-
QS17, Class A7, 6.00%,
12/25/2036 1,678,149 1,629,251
Seasoned Credit Risk Transfer
Trust, Series 2019-4, Class
MV, 3.00%, 2/25/2059 2,041,523 2,245,580
Toorak Mortgage Corp. Ltd.
Series 2018-1, Class A1,
4.34%, 8/25/2021(a)(c) 1,826,627 1,836,885
Series 2020-1, Class A2,
3.23%, 3/25/2023(a)(c) 1,100,000 969,475
Total Collateralized Mortgage Obligations
(cost $47,837,000)
47,971,439
Commercial Mortgage-Backed Securities 5.2%
BANK
Series 2017-BNK6, Class
XA, IO, 0.97%, 7/15/2060(b) 4,532,265 187,641
Series 2018-BN10, Class
XA, IO, 0.88%, 2/15/2061(b) 2,866,585 129,179
Series 2020-BN26, Class
ASB, 2.31%, 3/15/2063 255,000 275,080
Series 2020-BN26, Class
AS, 2.69%, 3/15/2063 255,000 272,276
BBCMS Mortgage Trust ,
Series 2020-C6, Class XA,
IO, 1.06%, 2/15/2053(b) 1,995,508 157,042
BBCMS Trust , Series 2018-
BXH, Class A, 1.15%,
10/15/2037(a)(b) 51,744 48,986
BB-UBS Trust
Series 2012-SHOW, Class
XB, IO, 0.28%, 11/5/2036(a)
(b) 4,823,000 35,126
Series 2012-SHOW, Class
XA, IO, 0.73%, 11/5/2036(a)
(b) 8,760,000 203,196

16 - Statement of Investments - September 30, 2020 (Unaudited) - DoubleLine NVIT Total Return Tactical Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Benchmark Mortgage Trust ,
Series 2020-B19, Class XA,
IO, 1.78%, 9/15/2053(b) 1,322,000 170,984
BX Trust
Series 2018-EXCL, Class A,
1.24%, 9/15/2037(a)(b) 56,258 51,219
Series 2019-OC11, Class E,
4.08%, 12/9/2041(a)(b) 221,000 202,902
CD Mortgage Trust , Series
2017-CD6, Class XA, IO,
1.07%, 11/13/2050(b) 5,694,029 241,388
CFCRE Commercial Mortgage
Trust , Series 2016-C4,
Class XA, IO, 1.85%,
5/10/2058(b) 2,232,491 161,653
Citigroup Commercial
Mortgage Trust
Series 2020-555, Class E,
3.62%, 12/10/2041(a) 115,000 107,785
Series 2014-GC19, Class
XA, IO, 1.31%, 3/10/2047(b) 3,625,215 117,588
Series 2014-GC21, Class
XA, IO, 1.34%, 5/10/2047(b) 3,269,093 114,464
Series 2016-GC36, Class
D, 2.85%, 2/10/2049(a) 139,000 91,289
COMM Mortgage Trust
Series 2017-PANW, Class
E, 4.13%, 10/10/2029(a)(b) 254,000 250,893
Series 2017-PANW, Class
D, 4.34%, 10/10/2029(a)(b) 152,000 156,401
Series 2014-CR20,
Class XA, IO, 1.17%,
11/10/2047(b) 6,124,654 210,973
Series 2015-CR23, Class C,
4.44%, 5/10/2048(b) 407,000 409,689
CSAIL Commercial Mortgage
Trust
Series 2016-C6, Class XA,
IO, 2.06%, 1/15/2049(b) 749,438 55,411
Series 2017-CX10,
Class XA, IO, 0.86%,
11/15/2050(b) 7,059,643 277,977
Series 2017-CX10, Class C,
4.25%, 11/15/2050(b) 405,000 389,853
Series 2019-C18, Class B,
3.59%, 12/15/2052 255,000 264,899
CSMC , Series 2020-
NET, Class A, 2.26%,
8/15/2037(a) 162,000 167,034
CSMC Trust
Series 2017-CALI, Class E,
3.90%, 11/10/2032(a)(b) 250,000 247,167
Series 2017-CALI, Class F,
3.90%, 11/10/2032(a)(b) 250,000 239,022
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
CSWF , Series 2018-
TOP, Class A, 1.15%,
8/15/2035(a)(b) 109,529 106,653
DBGS Mortgage Trust , Series
2018-BIOD, Class A, 0.96%,
5/15/2035(a)(b) 165,209 164,792
Great Wolf Trust
Series 2019-WOLF, Class
E, 2.88%, 12/15/2036(a)(b) 100,000 90,044
Series 2019-WOLF, Class F,
3.28%, 12/15/2036(a)(b) 100,000 86,558
GS Mortgage Securities Corp.
Trust
Series 2018-TWR, Class A,
1.05%, 7/15/2031(a)(b) 100,000 97,764
Series 2018-TWR, Class D,
1.75%, 7/15/2031(a)(b) 100,000 93,290
Series 2018-LUAU, Class A,
1.15%, 11/15/2032(a)(b) 184,000 175,235
Series 2019-SOHO, Class
E, 2.03%, 6/15/2036(a)(b) 125,000 117,238
GS Mortgage Securities Trust
Series 2016-GS4, Class XA,
IO, 0.68%, 11/10/2049(b) 7,689,555 175,589
Series 2017-GS8, Class XA,
IO, 1.12%, 11/10/2050(b) 5,302,973 271,341
HPLY Trust , Series 2019-
HIT, Class F, 3.30%,
11/15/2036(a)(b) 94,253 81,965
JP Morgan Chase Commercial
Mortgage Securities Trust ,
Series 2018-WPT, Class
FFX, 5.54%, 7/5/2033(a) 113,000 107,054
JPMDB Commercial Mortgage
Securities Trust
Series 2020-COR7, Class
XA, IO, 1.79%, 5/13/2053(b) 1,363,142 154,262
Series 2020-COR7, Class
B, 3.29%, 5/13/2053(b) 158,000 172,309
JPMorgan Chase Commercial
Mortgage Securities Trust ,
Series 2018-LAQ, Class A,
1.15%, 6/15/2032(a)(b) 135,728 129,602
MF1 Ltd. , Series 2020-
FL3, Class A, 2.20%,
7/15/2035(a)(b) 157,000 157,794
Morgan Stanley Bank of
America Merrill Lynch Trust ,
Series 2017-C33, Class XA,
IO, 1.56%, 5/15/2050(b) 3,086,689 183,919
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class D,
2.35%, 11/15/2034(a)(b) 111,000 96,406
Series 2017-ASHF, Class E,
3.30%, 11/15/2034(a)(b) 167,000 138,025
Series 2019-L3, Class XA,
IO, 0.77%, 11/15/2052(b) 3,042,103 150,357
Series 2020-L4, Class B,
3.08%, 2/15/2053 114,000 119,208

DoubleLine NVIT Total Return Tactical Fund - September 30, 2020 (Unaudited) - Statement of Investments - 17
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
SG Commercial Mortgage
Securities Trust , Series
2016-C5, Class XA, IO,
2.13%, 10/10/2048(b) 3,259,767 240,371
UBS Commercial Mortgage
Trust
Series 2017-C4, Class B,
4.24%, 10/15/2050(b) 161,000 172,934
Series 2017-C5, Class C,
4.46%, 11/15/2050(b) 349,000 362,538
Wells Fargo Commercial
Mortgage Trust
Series 2012-LC5, Class C,
4.69%, 10/15/2045(b) 405,000 413,776
Series 2015-C28, Class XA,
IO, 0.75%, 5/15/2048(b) 8,952,289 212,249
Series 2017-C41, Class B,
4.19%, 11/15/2050(b) 251,000 266,529
Series 2017-C42, Class C,
4.30%, 12/15/2050(b) 161,000 166,401
Series 2020-C55, Class AS,
2.94%, 2/15/2053 114,000 123,154
Series 2020-C57, Class XA,
IO, 2.24%, 8/15/2053(b) 1,092,342 172,820
Total Commercial Mortgage-Backed
Securities
(cost $10,286,702) 10,237,294
Corporate Bonds 14.1%
Aerospace & Defense 0.2%
Bombardier, Inc. ,
6.00%, 10/15/2022(a) 45,000 41,625
BWX Technologies, Inc. ,
4.13%, 6/30/2028(a) 25,000 25,562
Textron, Inc. ,
2.45%, 3/15/2031 190,000 187,992
TransDigm , Inc. ,
8.00%, 12/15/2025(a) 10,000 10,875
6.25%, 3/15/2026(a) 70,000 73,399
6.38%, 6/15/2026 30,000 30,118
5.50%, 11/15/2027 45,000 43,247
Triumph Group, Inc. ,
7.75%, 8/15/2025 30,000 19,238
432,056
Air Freight & Logistics 0.0%
†
FedEx Corp. ,
4.75%, 11/15/2045 45,000 55,567
Airlines 0.1%
Delta Air Lines, Inc. ,
4.75%, 10/20/2028(a) 25,000 25,937
Latam Finance Ltd. ,
7.00%, 3/1/2026(a)(d) 200,000 74,000
Mileage Plus Holdings LLC ,
6.50%, 6/20/2027(a) 55,000 57,269
157,206
Corporate Bonds
Principal
Amount ($) Value ($)
Auto Components 0.1%
Clarios Global LP ,
6.25%, 5/15/2026(a) 55,000 57,670
Icahn Enterprises LP ,
5.25%, 5/15/2027 40,000 41,672
99,342
Automobiles 0.1%
Ford Motor Co. ,
9.00%, 4/22/2025 40,000 45,860
Hyundai Capital America ,
3.00%, 2/10/2027(a) 115,000 118,765
164,625
Banks 1.7%
Banco de Credito del Peru ,
Reg. S, (ICE LIBOR USD
3 Month + 7.04%), 6.13%,
4/24/2027(e) 50,000 52,625
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.00%),
3.13%, 7/1/2030(a)(e) 100,000 100,313
Banco de Reservas de la
Republica Dominicana ,
Reg. S, 7.00%, 2/1/2023 150,000 153,564
Banco Mercantil del Norte SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 10 Year + 5.47%),
7.50%, 6/27/2029(a)(e)(f) 200,000 197,140
Banistmo SA ,
3.65%, 9/19/2022(a) 300,000 303,750
Bank of America Corp. ,
(SOFR + 1.53%), 1.90%,
7/23/2031(e) 190,000 189,164
Bank of Nova Scotia (The) ,
1.63%, 5/1/2023 105,000 107,693
3.40%, 2/11/2024 25,000 27,157
CIMB Bank Bhd. ,
Reg. S, (ICE LIBOR USD
3 Month + 0.78%), 1.05%,
10/9/2024(e) 200,000 198,654
Citigroup, Inc. ,
(ICE LIBOR USD 3
Month + 1.39%), 3.67%,
7/24/2028(e) 215,000 241,332
Commonwealth Bank of
Australia ,
3.90%, 7/12/2047(a) 35,000 43,287
DBS Group Holdings Ltd. ,
Reg. S, (USD Swap Semi
5 Year + 2.39%), 3.60%,
9/07/2021(e)(f) 300,000 301,500
Gilex Holding Sarl ,
Reg. S, 8.50%, 5/2/2023 150,000 152,626
Mitsubishi UFJ Financial
Group, Inc. ,
(ICE LIBOR USD 3 Month +
0.74%), 0.98%, 3/2/2023(e) 125,000 125,635

18 - Statement of Investments - September 30, 2020 (Unaudited) - DoubleLine NVIT Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Oversea-Chinese Banking
Corp. Ltd. ,
Reg. S, 4.25%, 6/19/2024 200,000 218,510
Royal Bank of Canada ,
2.55%, 7/16/2024 280,000 299,485
Santander Holdings USA, Inc. ,
3.40%, 1/18/2023 110,000 115,159
Sumitomo Mitsui Financial
Group, Inc. ,
(ICE LIBOR USD 3
Month + 0.74%), 1.01%,
1/17/2023(e) 90,000 90,401
United Overseas Bank Ltd. ,
Reg. S, (USD Swap Semi
5 Year + 2.24%), 3.50%,
9/16/2026(e) 200,000 203,740
Wells Fargo & Co. ,
3.07%, 1/24/2023 115,000 118,610
(ICE LIBOR USD 3
Month + 1.31%), 3.58%,
5/22/2028(e) 110,000 123,078
3,363,423
Beverages 0.1%
Anheuser-Busch InBev
Worldwide, Inc. ,
5.55%, 1/23/2049 70,000 94,995
Constellation Brands, Inc. ,
3.15%, 8/1/2029 80,000 87,319
2.88%, 5/1/2030 25,000 26,975
209,289
Biotechnology 0.1%
AbbVie, Inc. ,
3.85%, 6/15/2024(a) 10,000 10,954
3.80%, 3/15/2025(a) 95,000 105,416
Amgen, Inc. ,
2.45%, 2/21/2030 100,000 105,922
222,292
Building Products 0.1%
Builders FirstSource , Inc. ,
6.75%, 6/1/2027(a) 65,000 69,631
Carrier Global Corp. ,
3.58%, 4/5/2050(a) 65,000 68,581
Griffon Corp. ,
5.75%, 3/1/2028 40,000 41,753
179,965
Capital Markets 0.6%
Goldman Sachs Group, Inc.
(The) ,
(ICE LIBOR USD 3
Month + 1.17%), 1.45%,
5/15/2026(e) 234,000 236,274
Macquarie Group Ltd. ,
(ICE LIBOR USD 3
Month + 1.02%), 3.19%,
11/28/2023(a)(e) 85,000 88,879
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Macquarie Group Ltd.,
(ICE LIBOR USD 3
Month + 1.33%), 4.15%,
3/27/2024(a)(e) 130,000 139,347
Morgan Stanley ,
(ICE LIBOR USD 3
Month + 0.85%), 3.74%,
4/24/2024(e) 225,000 242,122
Nuveen Finance LLC ,
4.13%, 11/1/2024(a) 170,000 191,681
Temasek Financial I Ltd. ,
1.00%, 10/6/2030(a) 250,000 246,361
1,144,664
Chemicals 0.5%
Braskem Netherlands Finance
BV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 8.22%),
8.50%, 1/23/2081(a)(e) 200,000 200,752
CNAC HK Finbridge Co. Ltd. ,
Reg. S, 3.38%, 6/19/2024 200,000 207,790
DuPont de Nemours, Inc. ,
5.42%, 11/15/2048 40,000 53,491
Gates Global LLC ,
6.25%, 1/15/2026(a) 35,000 35,963
MEGlobal Canada ULC ,
5.00%, 5/18/2025(a) 200,000 215,543
UPL Corp. Ltd. ,
Reg. S, 3.25%, 10/13/2021 200,000 202,502
916,041
Commercial Services & Supplies 0.3%
Allied Universal Holdco LLC ,
6.63%, 7/15/2026(a) 35,000 37,275
9.75%, 7/15/2027(a) 70,000 76,056
Garda World Security Corp. ,
8.75%, 5/15/2025(a) 55,000 55,550
GFL Environmental, Inc. ,
4.25%, 6/1/2025(a) 45,000 45,450
3.75%, 8/1/2025(a) 55,000 54,863
5.13%, 12/15/2026(a) 60,000 62,400
8.50%, 5/1/2027(a) 21,000 22,785
NongHyup Bank ,
1.25%, 7/20/2025(a) 200,000 201,926
Prime Security Services
Borrower LLC ,
3.38%, 8/31/2027(a) 60,000 57,675
613,980
Communications Equipment 0.0%
†
Avaya, Inc. ,
6.13%, 9/15/2028(a) 40,000 40,850
CommScope , Inc. ,
5.50%, 3/1/2024(a) 50,000 51,378
92,228

DoubleLine NVIT Total Return Tactical Fund - September 30, 2020 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Construction & Engineering 0.0%
†
Pike Corp. ,
5.50%, 9/1/2028(a) 45,000 45,279
Consumer Finance 0.5%
Avolon Holdings Funding Ltd. ,
3.25%, 2/15/2027(a) 35,000 31,209
Credito Real SAB de CV
SOFOM ER ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 7.03%),
9.12%, 11/29/2022(e)(f) 200,000 151,002
Discover Financial Services ,
4.10%, 2/9/2027 110,000 121,932
General Motors Financial Co.,
Inc. ,
(ICE LIBOR USD 3 Month +
0.99%), 1.29%, 1/5/2023(e) 180,000 178,051
3.95%, 4/13/2024 15,000 15,868
Global Aircraft Leasing Co.
Ltd. ,
6.50%, 9/15/2024(a)(g) 56,993 31,774
Mexarrend SAPI de CV ,
10.25%, 7/24/2024(a) 200,000 147,500
Navient Corp. ,
5.00%, 3/15/2027 30,000 28,171
OneMain Finance Corp. ,
6.63%, 1/15/2028 50,000 55,490
Unifin Financiera SAB de CV ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 6.31%),
8.88%, 1/29/2025(e)(f) 200,000 136,500
897,497
Containers & Packaging 0.2%
Berry Global, Inc. ,
5.63%, 7/15/2027(a) 70,000 73,413
Flex Acquisition Co., Inc. ,
6.88%, 1/15/2025(a) 60,000 59,963
Silgan Holdings, Inc. ,
4.13%, 2/1/2028 65,000 66,300
WRKCo , Inc. ,
3.75%, 3/15/2025 110,000 122,936
322,612
Distributors 0.0%
†
Performance Food Group,
Inc. ,
5.50%, 10/15/2027(a) 55,000 56,650
Diversified Financial Services 0.3%
MPH Acquisition Holdings
LLC ,
7.13%, 6/1/2024(a) 70,000 71,925
Operadora de Servicios Mega
SA de CV Sofom ER ,
8.25%, 2/11/2025(a) 200,000 184,000
Petronas Capital Ltd. ,
3.50%, 4/21/2030(a) 200,000 223,516
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Financial Services
Verscend Escrow Corp. ,
9.75%, 8/15/2026(a) 100,000 108,729
588,170
Diversified Telecommunication Services 0.5%
AT&T, Inc. ,
2.25%, 2/1/2032 135,000 134,843
3.30%, 2/1/2052 55,000 51,178
3.55%, 9/15/2055(a) 26,000 24,872
CCO Holdings LLC ,
4.75%, 3/1/2030(a) 50,000 52,938
CenturyLink, Inc. ,
5.13%, 12/15/2026(a) 45,000 46,233
4.00%, 2/15/2027(a) 40,000 40,636
Cincinnati Bell, Inc. ,
7.00%, 7/15/2024(a) 40,000 41,176
Frontier Communications
Corp. ,
8.00%, 4/1/2027(a)(c) 70,000 69,758
Intelsat Jackson Holdings SA ,
8.50%, 10/15/2024(a)(d) 40,000 25,800
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(a) 60,000 61,650
Ooredoo International Finance
Ltd. ,
Reg. S, 3.25%, 2/21/2023 200,000 208,920
Sprint Capital Corp. ,
6.88%, 11/15/2028 70,000 87,173
Telesat Canada ,
6.50%, 10/15/2027(a) 15,000 15,108
Zayo Group Holdings, Inc. ,
4.00%, 3/1/2027(a) 45,000 44,290
6.13%, 3/1/2028(a) 15,000 15,459
920,034
Electric Utilities 0.9%
AEP Texas, Inc. ,
Series H, 3.45%, 1/15/2050 70,000 76,308
AES Andres BV ,
Reg. S, 7.95%, 5/11/2026 200,000 203,252
AES Panama Generation
Holdings SRL ,
4.38%, 5/31/2030(a) 200,000 205,700
Duke Energy Corp. ,
2.65%, 9/1/2026 225,000 243,488
Empresa Electrica Guacolda
SA ,
Reg. S, 4.56%, 4/30/2025 200,000 164,002
FirstEnergy Corp. ,
Series C, 4.85%, 7/15/2047 80,000 96,177
Korea East-West Power Co.
Ltd. ,
1.75%, 5/6/2025(a) 200,000 206,613
Monongahela Power Co. ,
5.40%, 12/15/2043(a) 30,000 42,148
NextEra Energy Capital
Holdings, Inc. ,
2.75%, 5/1/2025 95,000 102,616
Pattern Energy Operations LP ,
4.50%, 8/15/2028(a) 60,000 62,250

20 - Statement of Investments - September 30, 2020 (Unaudited) - DoubleLine NVIT Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
PG&E Corp. ,
5.00%, 7/1/2028 25,000 24,250
Southern Co. (The) ,
Series A, 3.70%, 4/30/2030 90,000 102,674
TNB Global Ventures Capital
Bhd. ,
Reg. S, 3.24%, 10/19/2026 200,000 214,863
1,744,341
Electronic Equipment, Instruments & Components 0.0%
†
Arrow Electronics, Inc. ,
3.88%, 1/12/2028 85,000 94,566
Energy Equipment & Services 0.2%
Delek & Avner Tamar Bond
Ltd. ,
5.41%, 12/30/2025(a) 100,000 101,669
Halliburton Co. ,
2.92%, 3/1/2030 60,000 58,865
Tervita Corp. ,
7.63%, 12/1/2021(a) 60,000 54,750
Transocean Poseidon Ltd. ,
6.88%, 2/1/2027(a) 85,000 68,000
Transocean, Inc. ,
11.50%, 1/30/2027(a) 18,000 7,200
USA Compression Partners
LP ,
6.88%, 9/1/2027 105,000 104,120
394,604
Entertainment 0.1%
Activision Blizzard, Inc. ,
2.50%, 9/15/2050 90,000 82,325
Lions Gate Capital Holdings
LLC ,
6.38%, 2/1/2024(a) 70,000 69,300
Live Nation Entertainment,
Inc. ,
6.50%, 5/15/2027(a) 55,000 59,358
4.75%, 10/15/2027(a) 75,000 70,242
281,225
Equity Real Estate Investment Trusts (REITs) 0.4%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033 155,000 151,251
Boston Properties LP ,
3.65%, 2/1/2026 215,000 238,900
Crown Castle International
Corp. ,
4.30%, 2/15/2029 100,000 116,563
ESH Hospitality, Inc. ,
5.25%, 5/1/2025(a) 40,000 40,400
Iron Mountain, Inc. ,
4.50%, 2/15/2031(a) 30,000 30,166
VICI Properties LP ,
3.75%, 2/15/2027(a) 5,000 4,916
4.13%, 8/15/2030(a) 35,000 34,475
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Welltower , Inc. ,
4.13%, 3/15/2029 210,000 237,821
854,492
Food & Staples Retailing 0.2%
Albertsons Cos., Inc. ,
3.50%, 3/15/2029(a) 40,000 38,825
CK Hutchison International 20
Ltd. ,
2.50%, 5/8/2030(a) 200,000 209,654
Sysco Corp. ,
3.25%, 7/15/2027 50,000 54,376
3.30%, 2/15/2050 55,000 52,419
US Foods, Inc. ,
6.25%, 4/15/2025(a) 10,000 10,587
365,861
Food Products 0.2%
B&G Foods, Inc. ,
5.25%, 4/1/2025 30,000 30,825
5.25%, 9/15/2027 25,000 26,083
JBS USA LUX SA ,
5.88%, 7/15/2024(a) 5,000 5,100
5.75%, 6/15/2025(a) 10,000 10,308
6.75%, 2/15/2028(a) 57,000 61,983
Kraft Heinz Foods Co. ,
5.00%, 7/15/2035 30,000 34,515
5.20%, 7/15/2045 70,000 76,388
Pilgrim's Pride Corp. ,
5.88%, 9/30/2027(a) 45,000 46,463
Post Holdings, Inc. ,
4.63%, 4/15/2030(a) 50,000 51,438
Smithfield Foods, Inc. ,
4.25%, 2/1/2027(a) 120,000 131,062
474,165
Health Care Equipment & Supplies 0.1%
Becton Dickinson and Co. ,
2.89%, 6/6/2022 165,000 170,697
Ortho-Clinical Diagnostics,
Inc. ,
7.25%, 2/1/2028(a) 40,000 41,600
212,297
Health Care Providers & Services 0.6%
Anthem, Inc. ,
3.30%, 1/15/2023 115,000 121,792
Centene Corp. ,
3.00%, 10/15/2030 35,000 35,656
Cigna Corp. ,
(ICE LIBOR USD 3
Month + 0.89%), 1.17%,
7/15/2023(e) 90,000 90,930
4.90%, 12/15/2048 85,000 110,581
CVS Health Corp. ,
3.70%, 3/9/2023 95,000 101,760
HCA, Inc. ,
4.13%, 6/15/2029 55,000 62,145

DoubleLine NVIT Total Return Tactical Fund - September 30, 2020 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Laboratory Corp. of America
Holdings ,
3.60%, 2/1/2025 210,000 233,049
LifePoint Health, Inc. ,
6.75%, 4/15/2025(a) 30,000 31,575
4.38%, 2/15/2027(a) 40,000 40,050
Radiology Partners, Inc. ,
9.25%, 2/1/2028(a) 45,000 46,800
Select Medical Corp. ,
6.25%, 8/15/2026(a) 125,000 130,000
Tenet Healthcare Corp. ,
5.13%, 11/1/2027(a) 65,000 66,859
West Street Merger Sub, Inc. ,
6.38%, 9/1/2025(a) 75,000 76,484
1,147,681
Hotels, Restaurants & Leisure 0.5%
Boyd Gaming Corp. ,
4.75%, 12/1/2027 80,000 78,500
Caesars Entertainment, Inc. ,
6.25%, 7/1/2025(a) 55,000 57,337
Caesars Resort Collection
LLC ,
5.25%, 10/15/2025(a) 55,000 53,212
Carnival Corp. ,
11.50%, 4/1/2023(a) 20,000 22,420
Cedar Fair LP ,
5.25%, 7/15/2029 40,000 37,975
Golden Nugget, Inc. ,
6.75%, 10/15/2024(a) 80,000 66,800
Hilton Domestic Operating
Co., Inc. ,
5.38%, 5/1/2025(a) 10,000 10,388
5.75%, 5/1/2028(a) 10,000 10,575
IRB Holding Corp. ,
6.75%, 2/15/2026(a) 55,000 55,000
MGM Resorts International ,
6.75%, 5/1/2025 75,000 78,602
Scientific Games International,
Inc. ,
7.25%, 11/15/2029(a) 45,000 45,675
Six Flags Theme Parks, Inc. ,
7.00%, 7/1/2025(a) 105,000 111,694
Twin River Worldwide
Holdings, Inc. ,
6.75%, 6/1/2027(a) 50,000 49,744
Viking Cruises Ltd. ,
13.00%, 5/15/2025(a) 20,000 23,150
5.88%, 9/15/2027(a) 105,000 81,638
Wyndham Hotels & Resorts,
Inc. ,
4.38%, 8/15/2028(a) 40,000 38,800
Yum! Brands, Inc. ,
3.63%, 3/15/2031 75,000 75,000
896,510
Household Durables 0.1%
Mattamy Group Corp. ,
4.63%, 3/1/2030(a) 60,000 60,756
Corporate Bonds
Principal
Amount ($) Value ($)
Household Durables
Tempur Sealy International,
Inc. ,
5.50%, 6/15/2026 93,000 96,529
157,285
Household Products 0.1%
Energizer Holdings, Inc. ,
4.75%, 6/15/2028(a) 60,000 62,094
Kronos Acquisition Holdings,
Inc. ,
9.00%, 8/15/2023(a) 50,000 50,687
112,781
Independent Power and Renewable Electricity Producers
0.0%
†
Calpine Corp. ,
5.13%, 3/15/2028(a) 45,000 46,575
4.63%, 2/1/2029(a) 30,000 29,962
76,537
Industrial Conglomerates 0.1%
General Electric Co. ,
5.88%, 1/14/2038 40,000 46,621
Roper Technologies, Inc. ,
4.20%, 9/15/2028 85,000 101,412
148,033
Insurance 0.2%
Alliant Holdings Intermediate
LLC ,
6.75%, 10/15/2027(a) 35,000 36,719
Brown & Brown, Inc. ,
2.38%, 3/15/2031 80,000 80,715
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(a) 45,000 47,700
Massachusetts Mutual Life
Insurance Co. ,
3.38%, 4/15/2050(a) 115,000 117,122
NFP Corp. ,
6.88%, 8/15/2028(a) 35,000 35,380
Willis North America, Inc. ,
3.88%, 9/15/2049 105,000 120,228
437,864
Interactive Media & Services 0.3%
Alphabet, Inc. ,
2.25%, 8/15/2060 115,000 108,384
Baidu, Inc. ,
3.43%, 4/7/2030 200,000 219,919
Tencent Holdings Ltd. ,
2.39%, 6/3/2030(a) 200,000 203,226
531,529
Internet & Direct Marketing Retail 0.2%
Amazon.com, Inc. ,
2.80%, 8/22/2024 125,000 135,270
Expedia Group, Inc. ,
3.80%, 2/15/2028 135,000 135,876

22 - Statement of Investments - September 30, 2020 (Unaudited) - DoubleLine NVIT Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Internet & Direct Marketing Retail
JD.com, Inc. ,
3.13%, 4/29/2021 200,000 202,279
473,425
IT Services 0.1%
GTT Communications, Inc. ,
7.88%, 12/31/2024(a) 30,000 15,450
Tempo Acquisition LLC ,
6.75%, 6/1/2025(a) 90,000 91,855
107,305
Machinery 0.2%
Caterpillar, Inc. ,
3.40%, 5/15/2024 220,000 240,481
Colfax Corp. ,
6.00%, 2/15/2024(a) 35,000 36,371
6.38%, 2/15/2026(a) 65,000 68,900
345,752
Media 0.3%
Cengage Learning, Inc. ,
9.50%, 6/15/2024(a) 35,000 23,100
Charter Communications
Operating LLC ,
4.46%, 7/23/2022 115,000 121,747
Comcast Corp. ,
4.70%, 10/15/2048 90,000 119,102
Diamond Sports Group LLC ,
5.38%, 8/15/2026(a) 40,000 28,300
DISH DBS Corp. ,
5.88%, 11/15/2024 45,000 46,340
GCI LLC ,
4.75%, 10/15/2028(a) 50,000 50,625
Gray Television, Inc. ,
7.00%, 5/15/2027(a) 70,000 75,890
iHeartCommunications , Inc. ,
8.38%, 5/1/2027 10,000 9,850
Nexstar Broadcasting, Inc. ,
5.63%, 7/15/2027(a) 25,000 26,224
Omnicom Group, Inc. ,
2.45%, 4/30/2030 100,000 103,199
Radiate Holdco LLC ,
4.50%, 9/15/2026(a) 40,000 39,992
Scripps Escrow, Inc. ,
5.88%, 7/15/2027(a) 35,000 33,775
678,144
Metals & Mining 0.4%
Arconic Corp. ,
6.13%, 2/15/2028(a) 60,000 61,613
CSN Islands XII Corp. ,
Reg. S, 7.00%,
12/23/2020(f)(h) 300,000 261,753
Freeport-McMoRan, Inc. ,
4.63%, 8/1/2030 100,000 105,145
Novelis Corp. ,
4.75%, 1/30/2030(a) 25,000 24,399
SunCoke Energy Partners LP ,
7.50%, 6/15/2025(a) 60,000 54,121
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Vedanta Resources Finance
II plc ,
9.25%, 4/23/2026(a) 200,000 149,100
Vedanta Resources Ltd. ,
Reg. S, 6.13%, 8/9/2024 200,000 140,888
797,019
Multiline Retail 0.1%
Dollar General Corp. ,
3.50%, 4/3/2030 95,000 108,054
Dollar Tree, Inc. ,
4.00%, 5/15/2025 105,000 118,466
226,520
Oil, Gas & Consumable Fuels 1.6%
Antero Midstream Partners LP ,
5.75%, 3/1/2027(a) 24,000 19,860
Apache Corp. ,
4.63%, 11/15/2025 20,000 19,062
4.38%, 10/15/2028 35,000 32,025
Canadian Natural Resources
Ltd. ,
2.95%, 1/15/2023 120,000 124,788
Cenovus Energy, Inc. ,
5.38%, 7/15/2025 40,000 38,490
Cheniere Energy Partners LP ,
5.25%, 10/1/2025 20,000 20,460
5.63%, 10/1/2026 55,000 57,200
CNPC Global Capital Ltd. ,
Reg. S, 1.35%, 6/23/2025 200,000 200,230
Energy Transfer Operating LP ,
4.75%, 1/15/2026 65,000 69,261
Enterprise Products Operating
LLC ,
3.75%, 2/15/2025 110,000 122,023
EQM Midstream Partners LP ,
6.50%, 7/1/2027(a) 60,000 63,601
EQT Corp. ,
7.88%, 2/1/2025(c) 35,000 38,796
Exxon Mobil Corp. ,
2.99%, 3/19/2025 75,000 82,138
Gran Tierra Energy
International Holdings Ltd. ,
Reg. S, 6.25%, 2/15/2025 200,000 68,002
Gulfport Energy Corp. ,
6.38%, 5/15/2025 50,000 30,500
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 60,000 59,863
Hilcorp Energy I LP ,
6.25%, 11/1/2028(a) 45,000 40,950
Indigo Natural Resources
LLC ,
6.88%, 2/15/2026(a) 20,000 19,466
MEG Energy Corp. ,
7.13%, 2/1/2027(a) 80,000 71,746
MPLX LP ,
1.75%, 3/1/2026 60,000 59,864
NuStar Logistics LP ,
6.38%, 10/1/2030 45,000 46,688

DoubleLine NVIT Total Return Tactical Fund - September 30, 2020 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Occidental Petroleum Corp. ,
8.00%, 7/15/2025 25,000 25,156
3.50%, 8/15/2029 40,000 30,672
6.63%, 9/1/2030 30,000 27,675
ONGC Videsh Ltd. ,
Reg. S, 4.63%, 7/15/2024 200,000 214,047
Parkland Corp. ,
5.88%, 7/15/2027(a) 70,000 73,587
Parsley Energy LLC ,
5.63%, 10/15/2027(a) 35,000 34,825
Peabody Energy Corp. ,
6.00%, 3/31/2022(a) 35,000 20,300
Peru LNG Srl ,
Reg. S, 5.38%, 3/22/2030 200,000 153,188
PTTEP Treasury Center Co.
Ltd. ,
2.59%, 6/10/2027(a) 200,000 206,464
QEP Resources, Inc. ,
5.25%, 5/1/2023 45,000 32,737
Rattler Midstream LP ,
5.63%, 7/15/2025(a) 30,000 30,225
Reliance Industries Ltd. ,
Reg. S, 5.40%, 2/14/2022 250,000 263,387
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 80,000 90,010
Sinopec Group Overseas
Development 2018 Ltd. ,
2.70%, 5/13/2030(a) 200,000 210,321
Sunoco LP ,
6.00%, 4/15/2027 35,000 35,962
Targa Resources Partners LP ,
5.50%, 3/1/2030(a) 60,000 59,700
Total Capital International SA ,
3.39%, 6/29/2060 100,000 104,602
Valero Energy Corp. ,
2.85%, 4/15/2025 75,000 78,561
Western Midstream Operating
LP ,
4.10%, 2/1/2025(c) 45,000 42,862
Williams Cos., Inc. (The) ,
3.75%, 6/15/2027 60,000 65,810
WPX Energy, Inc. ,
5.88%, 6/15/2028 35,000 36,575
4.50%, 1/15/2030 35,000 34,562
3,156,241
Paper & Forest Products 0.1%
Georgia-Pacific LLC ,
3.60%, 3/1/2025(a) 101,000 112,158
Pharmaceuticals 0.3%
Bausch Health Cos., Inc. ,
6.25%, 2/15/2029(a) 100,000 102,856
Bristol-Myers Squibb Co. ,
4.35%, 11/15/2047 185,000 244,166
Royalty Pharma plc ,
3.30%, 9/2/2040(a) 115,000 112,671
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Upjohn, Inc. ,
1.65%, 6/22/2025(a) 30,000 30,703
490,396
Professional Services 0.0%
†
Dun & Bradstreet Corp. (The) ,
6.88%, 8/15/2026(a) 30,000 32,221
Jaguar Holding Co. II ,
5.00%, 6/15/2028(a) 25,000 26,094
58,315
Real Estate Management & Development 0.1%
Radiant Access Ltd. ,
Reg. S, 4.60%,
11/18/2020(f)(h) 200,000 200,336
Realogy Group LLC ,
7.63%, 6/15/2025(a) 20,000 20,950
221,286
Road & Rail 0.2%
CSX Corp. ,
3.35%, 9/15/2049 105,000 115,848
Kenan Advantage Group, Inc.
(The) ,
7.88%, 7/31/2023(a) 10,000 9,700
Penske Truck Leasing Co. LP ,
4.20%, 4/1/2027(a) 45,000 50,427
Uber Technologies, Inc. ,
7.50%, 9/15/2027(a) 40,000 42,700
Union Pacific Corp. ,
2.97%, 9/16/2062(a) 90,000 88,064
306,739
Semiconductors & Semiconductor Equipment 0.2%
Broadcom, Inc. ,
3.15%, 11/15/2025 115,000 124,036
Intel Corp. ,
3.10%, 2/15/2060 50,000 54,173
Micron Technology, Inc. ,
2.50%, 4/24/2023 115,000 119,414
297,623
Software 0.1%
BY Crown Parent LLC ,
4.25%, 1/31/2026(a) 25,000 25,453
Oracle Corp. ,
3.60%, 4/1/2050 105,000 117,078
142,531
Specialty Retail 0.1%
Asbury Automotive Group,
Inc. ,
4.50%, 3/1/2028(a) 6,000 6,037
4.75%, 3/1/2030(a) 6,000 6,045
Carvana Co. ,
8.88%, 10/1/2023(a) 20,000 20,888
Group 1 Automotive, Inc. ,
4.00%, 8/15/2028(a) 15,000 14,737
Home Depot, Inc. (The) ,
3.90%, 6/15/2047 100,000 123,190

24 - Statement of Investments - September 30, 2020 (Unaudited) - DoubleLine NVIT Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
PetSmart, Inc. ,
7.13%, 3/15/2023(a) 40,000 40,350
5.88%, 6/1/2025(a) 16,000 16,378
Staples, Inc. ,
7.50%, 4/15/2026(a) 55,000 50,680
278,305
Technology Hardware, Storage & Peripherals 0.1%
Apple, Inc. ,
1.25%, 8/20/2030 235,000 233,364
NetApp, Inc. ,
1.88%, 6/22/2025 55,000 56,982
290,346
Textiles, Apparel & Luxury Goods 0.1%
William Carter Co. (The) ,
5.50%, 5/15/2025(a) 110,000 115,225
Thrifts & Mortgage Finance 0.0%
†
Nationstar Mortgage Holdings,
Inc. ,
5.50%, 8/15/2028(a) 45,000 44,944
PennyMac Financial Services,
Inc. ,
5.38%, 10/15/2025(a) 40,000 40,500
85,444
Tobacco 0.1%
BAT Capital Corp. ,
2.73%, 3/25/2031 230,000 227,798
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
3.25%, 3/1/2025 120,000 122,128
Beacon Roofing Supply, Inc. ,
4.88%, 11/1/2025(a) 75,000 73,500
United Rentals North America,
Inc. ,
5.25%, 1/15/2030 55,000 60,019
255,647
Transportation Infrastructure 0.1%
PSA Treasury Pte. Ltd. ,
Reg. S, 2.13%, 9/5/2029 200,000 208,454
Water Utilities 0.1%
Essential Utilities, Inc. ,
3.35%, 4/15/2050 115,000 122,631
Wireless Telecommunication Services 0.1%
Gogo Intermediate Holdings
LLC ,
9.88%, 5/1/2024(a) 45,000 48,105
Sprint Corp. ,
7.13%, 6/15/2024 65,000 74,790
T-Mobile USA, Inc. ,
3.88%, 4/15/2030(a) 140,000 159,184
282,079
Total Corporate Bonds
(cost $27,402,855)
27,690,074
Foreign Government Securities 0.7%
Principal
Amount ($) Value ($)
PANAMA 0.1%
Republic of Panama ,
3.75%, 3/16/2025 200,000 218,250
PERU 0.1%
Republic of Peru ,
2.39%, 1/23/2026 50,000 52,375
QATAR 0.2%
State of Qatar ,
Reg. S, 3.88%, 4/23/2023 200,000 214,600
Reg. S, 3.38%, 3/14/2024 200,000 215,316
429,916
SAUDI ARABIA 0.1%
Kingdom of Saudi Arabia ,
2.90%, 10/22/2025(a) 200,000 213,601
THAILAND 0.1%
Export Import Bank of
Thailand ,
Reg. S, (ICE LIBOR USD
3 Month + 0.85%), 1.11%,
5/23/2024(e) 200,000 198,222
UNITED ARAB EMIRATES 0.1%
United Arab Emirates
Government Bond ,
3.13%, 4/16/2030(a) 200,000 223,576
Total Foreign Government Securities
(cost $1,296,787)
1,335,940
Mortgage-Backed Securities 17.6%
FHLMC Gold Pool
Pool# T65102
2.50%, 10/1/2042 1,989,940 2,065,024
Pool# Q50135
3.50%, 8/1/2047 4,292,741 4,545,377
Pool# G08775
4.00%, 8/1/2047 1,392,628 1,492,589
Pool# Q51461
3.50%, 10/1/2047 1,791,608 1,892,184
Pool# RE6066
2.00%, 10/1/2050 3,000,000 3,071,099
FNMA Pool
Pool# BL4468
2.41%, 10/1/2029 4,000,000 4,384,918
Pool# BL6290
2.08%, 5/1/2030 2,100,000 2,257,629
Pool# BL5315
2.44%, 1/1/2032 2,200,000 2,423,953
Pool# BL5793
2.54%, 2/1/2032 2,113,000 2,348,089
Pool# BL4073
2.96%, 9/1/2034 2,500,000 2,810,630
FNMA UMBS Pool
Pool# BE2453
3.00%, 12/1/2046 2,688,116 2,826,763

DoubleLine NVIT Total Return Tactical Fund - September 30, 2020 (Unaudited) - Statement of Investments - 25
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA2888
2.50%, 1/1/2047 2,333,977 2,463,476
Pool# AS9937
3.00%, 7/1/2047 1,984,848 2,086,907
Total Mortgage-Backed Securities
(cost $33,129,287)
34,668,638
U.S. Treasury Obligations 15.5%
U.S. Treasury Bonds, 1.25%,
5/15/2050 2,900,000 2,748,203
U.S. Treasury Notes
1.50%, 8/31/2021 4,250,000 4,302,295
2.13%, 2/29/2024 3,250,000 3,464,932
2.13%, 7/31/2024 3,250,000 3,487,910
2.25%, 11/15/2025 3,150,000 3,461,924
1.63%, 5/15/2026 2,950,000 3,159,957
0.50%, 6/30/2027 2,300,000 2,308,086
1.50%, 2/15/2030 6,000,000 6,471,562
0.63%, 5/15/2030 1,150,000 1,145,867
Total U.S. Treasury Obligations
(cost $29,474,857)
30,550,736
Investment Company 2.6%
Shares
Fixed Income Fund 2.6%
DoubleLine Floating Rate
Fund, Class I 560,459 5,189,850
Total Investment Company
(cost $5,449,882)
5,189,850
Short-Term Investments 4.2%
Principal
Amount ($)
U.S. Treasury Obligations 4.2%
U.S. Treasury Bills
0.15%, 10/29/2020 2,900,000 2,899,780
0.16%, 11/27/2020 1,000,000 999,842
0.14%, 12/3/2020 4,350,000 4,349,239
Total Short-Term Investments
(cost $8,248,332)
8,248,861
Total Investments
(cost $188,502,139) — 97.1%
190,953,301
Other assets in excess of
liabilities — 2.9% 5,602,922
NET ASSETS — 100.0%
$ 196,556,223
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at September 30, 2020
was $36,642,562 which represents 18.64% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2020.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2020.
(d) Security in default.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of September 30, 2020.
(f) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2020.
The maturity date reflects the next call date.
(g) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the PIK rate.
(h) Perpetual bond security. The maturity date reflects the next call date.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

26 - Statement of Investments - September 30, 2020 (Unaudited) - DoubleLine NVIT Total Return Tactical Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

DoubleLine NVIT Total Return Tactical Fund - September 30, 2020 (Unaudited) - Statement of Investments - 27
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 25,060,469 $ – $ 25,060,469
Collateralized Mortgage Obligations – 47,971,439 – 47,971,439
Commercial Mortgage-Backed Securities – 10,237,294 – 10,237,294
Corporate Bonds – 27,690,074 – 27,690,074
Foreign Government Securities – 1,335,940 – 1,335,940
Investment Company 5,189,850 – – 5,189,850
Mortgage-Backed Securities – 34,668,638 – 34,668,638
Short-Term Investments – 8,248,861 – 8,248,861
U.S. Treasury Obligations – 30,550,736 – 30,550,736
Total $ 5,189,850 $ 185,763,451 $ – $ 190,953,301
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

28 - Statement of Investments - September 30, 2020 (Unaudited) - Federated NVIT High Income Bond Fund
Common Stocks 0.2%
Shares Value ($)
Chemicals 0.1%
Hexion Holdings Corp.,
Class B * 7,485 76,722
Independent Energy 0.1%
Whiting Petroleum Corp. * 7,076 122,344
Media Entertainment 0.0%
†
iHeartMedia , Inc., Class A * 4,485 36,418
Retailers 0.0%
†
Party City Holdco, Inc. * 17,717 46,064
Total Common Stocks
(cost $671,047)
281,548
Corporate Bonds 97.6%
Principal
Amount ($)
Aerospace & Defense 1.5%
TransDigm UK Holdings plc ,
6.88%, 5/15/2026 300,000 301,470
TransDigm , Inc. ,
6.50%, 5/15/2025 275,000 274,141
6.25%, 3/15/2026(a) 475,000 498,061
5.50%, 11/15/2027 675,000 648,709
1,722,381
Automotive 4.7%
Adient Global Holdings Ltd. ,
4.88%, 8/15/2026(a) 450,000 428,625
Adient US LLC ,
9.00%, 4/15/2025(a) 75,000 82,687
7.00%, 5/15/2026(a) 25,000 26,775
American Axle &
Manufacturing, Inc. ,
6.50%, 4/1/2027 300,000 290,250
Clarios Global LP ,
6.75%, 5/15/2025(a) 25,000 26,312
6.25%, 5/15/2026(a) 50,000 52,428
8.50%, 5/15/2027(a) 875,000 907,812
Dana Financing Luxembourg
Sarl ,
5.75%, 4/15/2025(a) 100,000 102,250
6.50%, 6/1/2026(a) 300,000 312,750
Ford Motor Credit Co. LLC ,
3.34%, 3/18/2021 300,000 300,165
3.81%, 10/12/2021 450,000 451,125
4.39%, 1/8/2026 225,000 222,433
4.27%, 1/9/2027 575,000 564,132
5.11%, 5/3/2029 400,000 411,000
IHO Verwaltungs GmbH ,
4.75%, 9/15/2026(a)(b) 200,000 202,500
6.00%, 5/15/2027(a)(b) 450,000 474,750
JB Poindexter & Co., Inc. ,
7.13%, 4/15/2026(a) 325,000 344,624
KAR Auction Services, Inc. ,
5.13%, 6/1/2025(a) 300,000 299,994
Motors Liquidation Co. ,
7.40%, 9/1/2025^∞(c)(d) 2,500,000 0
5,500,612
Corporate Bonds
Principal
Amount ($) Value ($)
Building Materials 2.3%
American Builders &
Contractors Supply Co.,
Inc. ,
5.88%, 5/15/2026(a) 575,000 596,562
4.00%, 1/15/2028(a) 75,000 76,219
Core & Main LP ,
6.13%, 8/15/2025(a) 575,000 582,432
Cornerstone Building Brands,
Inc. ,
8.00%, 4/15/2026(a) 375,000 393,750
6.13%, 1/15/2029(a) 100,000 101,000
Standard Industries, Inc. ,
5.00%, 2/15/2027(a) 600,000 624,000
3.38%, 1/15/2031(a) 275,000 271,424
2,645,387
Cable Satellite 8.1%
CCO Holdings LLC ,
5.50%, 5/1/2026(a) 175,000 182,438
5.88%, 5/1/2027(a) 325,000 341,218
5.00%, 2/1/2028(a) 525,000 551,906
5.38%, 6/1/2029(a) 200,000 216,750
4.75%, 3/1/2030(a) 625,000 661,719
4.50%, 8/15/2030(a) 75,000 78,753
4.25%, 2/1/2031(a) 150,000 155,385
CSC Holdings LLC ,
5.88%, 9/15/2022 200,000 211,500
5.25%, 6/1/2024 425,000 455,812
5.50%, 5/15/2026(a) 250,000 260,000
5.50%, 4/15/2027(a) 725,000 763,135
7.50%, 4/1/2028(a) 250,000 276,182
5.75%, 1/15/2030(a) 200,000 212,542
4.63%, 12/1/2030(a) 350,000 351,656
DISH DBS Corp. ,
5.88%, 11/15/2024 400,000 411,914
7.75%, 7/1/2026 325,000 357,292
Intelsat Jackson Holdings SA ,
5.50%, 8/1/2023(c) 225,000 141,187
8.50%, 10/15/2024(a)(c) 125,000 80,625
9.75%, 7/15/2025(a)(c) 100,000 65,500
Sirius XM Radio, Inc. ,
3.88%, 8/1/2022(a) 150,000 151,594
4.63%, 7/15/2024(a) 200,000 206,875
5.38%, 7/15/2026(a) 550,000 572,385
5.50%, 7/1/2029(a) 75,000 80,640
Telenet Finance Luxembourg
Notes Sarl ,
5.50%, 3/1/2028(a) 800,000 840,000
Virgin Media Secured Finance
plc ,
5.50%, 8/15/2026(a) 275,000 286,688
5.50%, 5/15/2029(a) 225,000 241,526
Virgin Media Vendor Financing
Notes IV DAC ,
5.00%, 7/15/2028(a) 325,000 324,187
Ziggo Bond Co. BV ,
6.00%, 1/15/2027(a) 275,000 284,281
5.13%, 2/28/2030(a) 200,000 202,726

Federated NVIT High Income Bond Fund - September 30, 2020 (Unaudited) - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
Cable Satellite
Ziggo BV ,
5.50%, 1/15/2027(a) 383,000 401,193
9,367,609
Chemicals 3.2%
Atotech Alpha 2 BV ,
8.75%, 6/1/2023(a)(b) 200,000 201,500
Atotech Alpha 3 BV ,
6.25%, 2/1/2025(a) 400,000 405,500
Axalta Coating Systems LLC ,
4.75%, 6/15/2027(a) 150,000 154,125
Compass Minerals
International, Inc. ,
4.88%, 7/15/2024(a) 425,000 433,589
6.75%, 12/1/2027(a) 150,000 162,000
Element Solutions, Inc. ,
3.88%, 9/1/2028(a) 225,000 220,781
Hexion, Inc. ,
7.88%, 7/15/2027(a) 450,000 451,044
Illuminate Buyer LLC ,
9.00%, 7/1/2028(a) 75,000 80,438
Koppers , Inc. ,
6.00%, 2/15/2025(a) 750,000 760,313
Nouryon Holding BV ,
8.00%, 10/1/2026(a) 525,000 555,702
PQ Corp. ,
5.75%, 12/15/2025(a) 175,000 180,031
WR Grace & Co.-Conn ,
4.88%, 6/15/2027(a) 150,000 154,905
3,759,928
Construction Machinery 0.7%
United Rentals North America,
Inc. ,
5.88%, 9/15/2026 175,000 184,406
5.50%, 5/15/2027 250,000 265,938
4.88%, 1/15/2028 225,000 236,250
3.88%, 2/15/2031 100,000 101,500
788,094
Consumer Cyclical Services 2.0%
Allied Universal Holdco LLC ,
6.63%, 7/15/2026(a) 250,000 266,250
9.75%, 7/15/2027(a) 875,000 950,705
Brink's Co. (The) ,
5.50%, 7/15/2025(a) 75,000 78,094
Garda World Security Corp. ,
4.63%, 2/15/2027(a) 125,000 125,625
9.50%, 11/1/2027(a) 732,000 768,600
Go Daddy Operating Co. LLC ,
5.25%, 12/1/2027(a) 100,000 104,057
2,293,331
Consumer Products 0.9%
Edgewell Personal Care Co. ,
5.50%, 6/1/2028(a) 125,000 131,529
Energizer Holdings, Inc. ,
6.38%, 7/15/2026(a) 100,000 107,520
7.75%, 1/15/2027(a) 200,000 218,500
4.75%, 6/15/2028(a) 25,000 25,872
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Products
Energizer Holdings, Inc.,
4.38%, 3/31/2029(a) 175,000 176,750
Prestige Brands, Inc. ,
6.38%, 3/1/2024(a) 375,000 384,375
5.13%, 1/15/2028(a) 50,000 51,625
1,096,171
Diversified Manufacturing 1.2%
Gates Global LLC ,
6.25%, 1/15/2026(a) 550,000 565,125
WESCO Distribution, Inc. ,
5.38%, 12/15/2021 125,000 125,000
5.38%, 6/15/2024 200,000 205,250
7.13%, 6/15/2025(a) 100,000 108,930
7.25%, 6/15/2028(a) 350,000 383,486
1,387,791
Environmental 0.2%
Tervita Corp. ,
7.63%, 12/1/2021(a) 300,000 273,750
Finance Companies 1.4%
Navient Corp. ,
5.00%, 10/26/2020 25,000 25,000
5.88%, 10/25/2024 600,000 596,628
6.75%, 6/25/2025 250,000 253,125
6.75%, 6/15/2026 75,000 75,000
5.00%, 3/15/2027 25,000 23,476
Quicken Loans LLC ,
5.25%, 1/15/2028(a) 275,000 289,756
3.63%, 3/1/2029(a) 150,000 148,688
3.88%, 3/1/2031(a) 200,000 197,500
1,609,173
Food & Beverage 1.4%
Aramark Services, Inc. ,
6.38%, 5/1/2025(a) 475,000 494,796
Kraft Heinz Foods Co. ,
4.38%, 6/1/2046 125,000 128,315
Post Holdings, Inc. ,
5.00%, 8/15/2026(a) 250,000 256,250
5.75%, 3/1/2027(a) 725,000 762,156
1,641,517
Food & Staples Retailing 0.0%
†
Jitney-Jungle Stores of
America, Inc. ,
10.38%, 9/15/2007^∞(c) 100,000 0
Gaming 3.9%
Boyd Gaming Corp. ,
8.63%, 6/1/2025(a) 50,000 54,814
6.38%, 4/1/2026 250,000 260,297
6.00%, 8/15/2026 400,000 412,500
Caesars Entertainment, Inc. ,
6.25%, 7/1/2025(a) 225,000 234,563
8.13%, 7/1/2027(a) 300,000 318,000
Caesars Resort Collection
LLC ,
5.75%, 7/1/2025(a) 25,000 25,781
5.25%, 10/15/2025(a) 225,000 217,688

30 - Statement of Investments - September 30, 2020 (Unaudited) - Federated NVIT High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Gaming
MGM Growth Properties
Operating Partnership LP ,
5.63%, 5/1/2024 225,000 238,563
MGM Resorts International ,
6.00%, 3/15/2023 125,000 129,676
6.75%, 5/1/2025 100,000 104,803
5.75%, 6/15/2025 33,000 34,610
4.63%, 9/1/2026 77,000 76,615
5.50%, 4/15/2027 216,000 225,720
Mohegan Gaming &
Entertainment ,
7.88%, 10/15/2024(a) 425,000 397,375
Stars Group Holdings BV ,
7.00%, 7/15/2026(a) 625,000 664,062
Station Casinos LLC ,
5.00%, 10/1/2025(a) 425,000 418,009
4.50%, 2/15/2028(a) 100,000 92,500
VICI Properties LP ,
3.50%, 2/15/2025(a) 25,000 24,750
4.25%, 12/1/2026(a) 175,000 175,814
3.75%, 2/15/2027(a) 25,000 24,582
4.63%, 12/1/2029(a) 125,000 127,679
4.13%, 8/15/2030(a) 225,000 221,625
4,480,026
Health Insurance 2.1%
Centene Corp. ,
4.75%, 1/15/2025 100,000 102,780
4.75%, 1/15/2025 100,000 102,780
5.25%, 4/1/2025(a) 625,000 649,531
5.38%, 8/15/2026(a) 100,000 105,917
4.25%, 12/15/2027 325,000 340,090
4.63%, 12/15/2029 400,000 431,464
3.38%, 2/15/2030 125,000 129,688
3.00%, 10/15/2030 525,000 534,844
2,397,094
Healthcare 8.9%
Acadia Healthcare Co., Inc. ,
5.63%, 2/15/2023 100,000 100,625
6.50%, 3/1/2024 600,000 615,750
5.50%, 7/1/2028(a) 50,000 51,425
5.00%, 4/15/2029(a) 25,000 25,219
Air Medical Group Holdings,
Inc. ,
6.38%, 5/15/2023(a) 425,000 425,000
Avantor Funding, Inc. ,
4.63%, 7/15/2028(a) 375,000 389,062
Avantor , Inc. ,
6.00%, 10/1/2024(a) 175,000 182,875
Charles River Laboratories
International, Inc. ,
5.50%, 4/1/2026(a) 100,000 105,250
Community Health Systems,
Inc. ,
6.25%, 3/31/2023 350,000 342,125
8.63%, 1/15/2024(a) 150,000 149,250
6.63%, 2/15/2025(a) 75,000 72,555
8.00%, 3/15/2026(a) 125,000 122,736
Corporate Bonds
Principal
Amount ($) Value ($)
Healthcare
Global Medical Response,
Inc. ,
6.50%, 10/1/2025(a) 575,000 570,745
HCA, Inc. ,
5.38%, 2/1/2025 175,000 191,625
5.88%, 2/15/2026 725,000 812,000
5.38%, 9/1/2026 100,000 110,500
5.88%, 2/1/2029 75,000 87,375
3.50%, 9/1/2030 350,000 356,374
IQVIA, Inc. ,
5.00%, 10/15/2026(a) 275,000 287,375
5.00%, 5/15/2027(a) 200,000 209,714
LifePoint Health, Inc. ,
6.75%, 4/15/2025(a) 150,000 157,875
4.38%, 2/15/2027(a) 100,000 100,125
MEDNAX, Inc. ,
6.25%, 1/15/2027(a) 225,000 233,428
MPH Acquisition Holdings
LLC ,
7.13%, 6/1/2024(a) 775,000 796,313
Polaris Intermediate Corp. ,
8.50%, 12/1/2022(a)(b) 375,000 381,563
RegionalCare Hospital
Partners Holdings, Inc. ,
9.75%, 12/1/2026(a) 475,000 504,687
Team Health Holdings, Inc. ,
6.38%, 2/1/2025(a) 550,000 376,750
Teleflex, Inc. ,
4.63%, 11/15/2027 75,000 78,938
4.25%, 6/1/2028(a) 25,000 25,875
Tenet Healthcare Corp. ,
6.75%, 6/15/2023 300,000 315,000
7.50%, 4/1/2025(a) 25,000 26,938
5.13%, 5/1/2025 375,000 375,375
7.00%, 8/1/2025 275,000 283,057
4.88%, 1/1/2026(a) 175,000 177,625
6.25%, 2/1/2027(a) 250,000 258,052
5.13%, 11/1/2027(a) 175,000 180,005
4.63%, 6/15/2028(a) 25,000 25,211
Vizient , Inc. ,
6.25%, 5/15/2027(a) 100,000 104,750
West Street Merger Sub, Inc. ,
6.38%, 9/1/2025(a) 650,000 662,864
10,272,011
Hotels, Restaurants & Leisure 0.6%
Hilton Domestic Operating
Co., Inc. ,
5.38%, 5/1/2025(a) 75,000 77,908
5.13%, 5/1/2026 325,000 333,531
5.75%, 5/1/2028(a) 75,000 79,313
4.88%, 1/15/2030 125,000 128,750
Wyndham Hotels & Resorts,
Inc. ,
4.38%, 8/15/2028(a) 100,000 97,000
716,502
Independent Energy 5.1%
Antero Resources Corp. ,
5.63%, 6/1/2023 75,000 54,375

Federated NVIT High Income Bond Fund - September 30, 2020 (Unaudited) - Statement of Investments - 31
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Energy
Antero Resources Corp.,
5.00%, 3/1/2025 250,000 156,250
Apache Corp. ,
4.63%, 11/15/2025 50,000 47,656
4.88%, 11/15/2027 75,000 70,875
Ascent Resources Utica
Holdings LLC ,
7.00%, 11/1/2026(a) 175,000 133,875
Berry Petroleum Co. LLC ,
7.00%, 2/15/2026(a) 225,000 174,937
Callon Petroleum Co. ,
6.25%, 4/15/2023 200,000 64,000
6.13%, 10/1/2024 245,000 69,825
8.25%, 7/15/2025 125,000 33,750
6.38%, 7/1/2026 150,000 36,750
Centennial Resource
Production LLC ,
6.88%, 4/1/2027(a) 225,000 91,688
Chesapeake Energy Corp. ,
7.00%, 10/1/2024(c) 200,000 7,500
11.50%, 1/1/2025(a)(c) 332,000 44,820
Continental Resources, Inc. ,
4.38%, 1/15/2028 150,000 129,681
CrownRock LP ,
5.63%, 10/15/2025(a) 450,000 424,125
Endeavor Energy Resources
LP ,
6.63%, 7/15/2025(a) 125,000 128,438
5.75%, 1/30/2028(a) 225,000 226,125
EP Energy LLC ,
8.00%, 11/29/2024(c)(e) 325,000 406
EQT Corp. ,
6.13%, 2/1/2025(f) 50,000 55,423
8.75%, 2/1/2030(f) 250,000 295,392
Gulfport Energy Corp. ,
6.00%, 10/15/2024 100,000 62,000
6.38%, 5/15/2025 150,000 91,500
6.38%, 1/15/2026 75,000 46,125
Jagged Peak Energy LLC ,
5.88%, 5/1/2026 125,000 124,375
Oasis Petroleum, Inc. ,
6.88%, 3/15/2022(c) 428,000 100,312
Occidental Petroleum Corp. ,
2.90%, 8/15/2024 275,000 233,318
3.50%, 6/15/2025 200,000 166,000
8.00%, 7/15/2025 125,000 125,779
5.88%, 9/1/2025 175,000 160,380
3.20%, 8/15/2026 150,000 118,969
8.88%, 7/15/2030 300,000 309,000
6.63%, 9/1/2030 175,000 161,438
6.45%, 9/15/2036 225,000 191,254
4.30%, 8/15/2039 100,000 69,316
4.10%, 2/15/2047 100,000 67,510
4.40%, 8/15/2049 125,000 87,513
Parsley Energy LLC ,
5.25%, 8/15/2025(a) 75,000 74,250
5.63%, 10/15/2027(a) 125,000 124,375
PDC Energy, Inc. ,
6.13%, 9/15/2024 200,000 190,500
5.75%, 5/15/2026 100,000 93,250
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Energy
QEP Resources, Inc. ,
5.25%, 5/1/2023 175,000 127,313
5.63%, 3/1/2026 150,000 85,125
Range Resources Corp. ,
4.88%, 5/15/2025 373,000 336,670
SM Energy Co. ,
5.00%, 1/15/2024 325,000 173,875
6.75%, 9/15/2026 100,000 44,500
Ultra Resources, Inc. ,
7.13%, 4/15/2025(c)(e) 100,000 450
WPX Energy, Inc. ,
5.75%, 6/1/2026 50,000 51,750
5.25%, 10/15/2027 75,000 76,125
5.88%, 6/15/2028 25,000 26,125
4.50%, 1/15/2030 125,000 123,438
5,888,426
Industrial - Other 0.6%
Booz Allen Hamilton, Inc. ,
3.88%, 9/1/2028(a) 50,000 51,328
Cushman & Wakefield US
Borrower LLC ,
6.75%, 5/15/2028(a) 150,000 155,722
Vertical Holdco GmbH ,
7.63%, 7/15/2028(a) 200,000 211,375
Vertical US Newco, Inc. ,
5.25%, 7/15/2027(a) 225,000 233,835
652,260
Insurance - P&C 4.5%
Alliant Holdings Intermediate
LLC ,
6.75%, 10/15/2027(a) 500,000 524,560
AmWINS Group, Inc. ,
7.75%, 7/1/2026(a) 650,000 695,500
Ardonagh Midco 2 plc ,
11.50%, 1/15/2027(a) 225,000 227,250
AssuredPartners , Inc. ,
7.00%, 8/15/2025(a) 550,000 560,202
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(a) 150,000 159,000
HUB International Ltd. ,
7.00%, 5/1/2026(a) 1,500,000 1,554,375
NFP Corp. ,
7.00%, 5/15/2025(a) 50,000 53,000
6.88%, 8/15/2028(a) 750,000 758,138
USI, Inc. ,
6.88%, 5/1/2025(a) 700,000 708,750
5,240,775
Leisure 0.6%
SeaWorld Parks &
Entertainment, Inc. ,
9.50%, 8/1/2025(a) 50,000 51,624
Six Flags Entertainment Corp. ,
5.50%, 4/15/2027(a) 350,000 331,905
Six Flags Theme Parks, Inc. ,
7.00%, 7/1/2025(a) 125,000 132,968

32 - Statement of Investments - September 30, 2020 (Unaudited) - Federated NVIT High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Leisure
VOC Escrow Ltd. ,
5.00%, 2/15/2028(a) 175,000 154,940
671,437
Media Entertainment 6.5%
AMC Networks, Inc. ,
5.00%, 4/1/2024 425,000 434,563
Cumulus Media New
Holdings, Inc. ,
6.75%, 7/1/2026(a) 125,000 115,796
Diamond Sports Group LLC ,
5.38%, 8/15/2026(a) 250,000 176,875
6.63%, 8/15/2027(a) 425,000 221,000
Entercom Media Corp. ,
7.25%, 11/1/2024(a) 350,000 292,250
6.50%, 5/1/2027(a) 275,000 239,250
Gray Television, Inc. ,
5.88%, 7/15/2026(a) 350,000 363,125
7.00%, 5/15/2027(a) 125,000 135,517
iHeartCommunications , Inc. ,
6.38%, 5/1/2026 75,360 78,508
8.38%, 5/1/2027 620,964 611,649
5.25%, 8/15/2027(a) 150,000 146,250
4.75%, 1/15/2028(a) 100,000 94,245
Lamar Media Corp. ,
4.88%, 1/15/2029(a) 100,000 104,000
Match Group Holdings II LLC ,
5.00%, 12/15/2027(a) 275,000 290,125
4.13%, 8/1/2030(a) 400,000 404,624
Nexstar Broadcasting, Inc. ,
5.63%, 7/15/2027(a) 375,000 393,356
4.75%, 11/1/2028(a) 275,000 280,500
Nielsen Co. Luxembourg
SARL (The) ,
5.00%, 2/1/2025(a) 275,000 279,469
Nielsen Finance LLC ,
5.00%, 4/15/2022(a) 350,000 350,875
5.63%, 10/1/2028(a) 50,000 51,375
5.88%, 10/1/2030(a) 75,000 77,625
Scripps Escrow, Inc. ,
5.88%, 7/15/2027(a) 250,000 241,250
Sinclair Television Group, Inc. ,
5.63%, 8/1/2024(a) 250,000 248,750
5.88%, 3/15/2026(a) 500,000 492,500
TEGNA, Inc. ,
4.63%, 3/15/2028(a) 300,000 293,340
5.00%, 9/15/2029(a) 450,000 444,375
Terrier Media Buyer, Inc. ,
8.88%, 12/15/2027(a) 675,000 680,063
7,541,255
Metals & Mining 1.3%
Coeur Mining, Inc. ,
5.88%, 6/1/2024 350,000 349,125
Freeport-McMoRan, Inc. ,
5.00%, 9/1/2027 100,000 104,602
4.38%, 8/1/2028 125,000 129,244
5.25%, 9/1/2029 100,000 107,250
4.63%, 8/1/2030 200,000 210,290
5.40%, 11/14/2034 250,000 276,563
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Hudbay Minerals, Inc. ,
7.25%, 1/15/2023(a) 50,000 50,940
7.63%, 1/15/2025(a) 225,000 228,937
1,456,951
Midstream 8.1%
AmeriGas Partners LP ,
5.50%, 5/20/2025 75,000 80,535
5.88%, 8/20/2026 350,000 384,730
5.75%, 5/20/2027 75,000 82,125
Antero Midstream Partners LP ,
5.38%, 9/15/2024 425,000 363,375
5.75%, 3/1/2027(a) 250,000 206,875
5.75%, 1/15/2028(a) 525,000 431,812
Buckeye Partners LP ,
4.50%, 3/1/2028(a) 250,000 240,938
Cheniere Energy Partners LP ,
5.25%, 10/1/2025 425,000 434,775
5.63%, 10/1/2026 225,000 234,000
4.50%, 10/1/2029 75,000 76,913
Cheniere Energy, Inc. ,
4.63%, 10/15/2028(a) 125,000 128,281
CNX Midstream Partners LP ,
6.50%, 3/15/2026(a) 575,000 582,188
EQM Midstream Partners LP ,
4.75%, 7/15/2023 75,000 74,906
6.00%, 7/1/2025(a) 100,000 103,125
6.50%, 7/1/2027(a) 150,000 159,003
5.50%, 7/15/2028 325,000 327,292
6.50%, 7/15/2048 100,000 94,187
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 200,000 199,542
Holly Energy Partners LP ,
5.00%, 2/1/2028(a) 225,000 220,500
NuStar Logistics LP ,
5.75%, 10/1/2025 50,000 51,640
6.00%, 6/1/2026 100,000 100,282
5.63%, 4/28/2027 450,000 444,458
6.38%, 10/1/2030 75,000 77,813
Rattler Midstream LP ,
5.63%, 7/15/2025(a) 150,000 151,125
Suburban Propane Partners
LP ,
5.50%, 6/1/2024 525,000 528,292
5.88%, 3/1/2027 150,000 153,562
Summit Midstream Holdings
LLC ,
5.50%, 8/15/2022 475,000 332,500
5.75%, 4/15/2025 325,000 185,518
Sunoco LP ,
5.50%, 2/15/2026 100,000 99,875
5.88%, 3/15/2028 100,000 102,250
Targa Pipeline Partners LP ,
5.88%, 8/1/2023 175,000 169,531
Targa Resources Partners LP ,
5.13%, 2/1/2025 150,000 149,625
5.88%, 4/15/2026 300,000 308,010
5.38%, 2/1/2027 350,000 351,967
6.50%, 7/15/2027 75,000 78,188

Federated NVIT High Income Bond Fund - September 30, 2020 (Unaudited) - Statement of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
Midstream
Targa Resources Partners LP,
5.00%, 1/15/2028 50,000 48,750
5.50%, 3/1/2030(a) 350,000 348,250
4.88%, 2/1/2031(a) 50,000 48,421
TransMontaigne Partners LP ,
6.13%, 2/15/2026 150,000 155,250
Western Midstream Operating
LP ,
4.00%, 7/1/2022 75,000 75,444
4.65%, 7/1/2026 75,000 72,937
4.50%, 3/1/2028 325,000 305,500
5.05%, 2/1/2030(f) 100,000 97,492
5.45%, 4/1/2044 50,000 42,750
5.30%, 3/1/2048 500,000 402,500
5.50%, 8/15/2048 100,000 82,500
9,389,532
Oil Field Services 1.5%
Archrock Partners LP ,
6.88%, 4/1/2027(a) 400,000 384,084
6.25%, 4/1/2028(a) 100,000 94,250
Nabors Industries Ltd. ,
7.25%, 1/15/2026(a) 150,000 73,875
7.50%, 1/15/2028(a) 50,000 24,062
Precision Drilling Corp. ,
7.75%, 12/15/2023 225,000 171,000
7.13%, 1/15/2026(a) 75,000 48,238
SESI LLC ,
7.13%, 12/15/2021 225,000 55,125
7.75%, 9/15/2024 425,000 104,125
Shelf Drilling Holdings Ltd. ,
8.25%, 2/15/2025(a) 325,000 128,375
USA Compression Partners
LP ,
6.88%, 4/1/2026 400,000 396,500
6.88%, 9/1/2027 225,000 223,115
1,702,749
Packaging 6.6%
ARD Finance SA ,
6.50%, 6/30/2027(a)(b) 575,000 572,010
Ardagh Packaging Finance
plc ,
5.25%, 8/15/2027(a) 400,000 407,600
5.25%, 8/15/2027(a) 200,000 203,800
Ball Corp. ,
2.88%, 8/15/2030 175,000 173,031
Berry Global, Inc. ,
6.00%, 10/15/2022 112,000 112,090
5.13%, 7/15/2023 108,000 109,631
4.88%, 7/15/2026(a) 300,000 314,625
5.63%, 7/15/2027(a) 175,000 183,531
Crown Americas LLC ,
4.75%, 2/1/2026 250,000 259,375
Flex Acquisition Co., Inc. ,
6.88%, 1/15/2025(a) 900,000 899,447
7.88%, 7/15/2026(a) 450,000 454,500
Mauser Packaging Solutions
Holding Co. ,
5.50%, 4/15/2024(a) 250,000 250,885
Corporate Bonds
Principal
Amount ($) Value ($)
Packaging
Mauser Packaging Solutions
Holding Co.,
7.25%, 4/15/2025(a) 800,000 753,000
Owens-Brockway Glass
Container, Inc. ,
5.88%, 8/15/2023(a) 200,000 210,000
5.38%, 1/15/2025(a) 400,000 422,000
6.38%, 8/15/2025(a) 50,000 54,500
6.63%, 5/13/2027(a) 75,000 81,234
Reynolds Group Issuer, Inc. ,
7.00%, 7/15/2024(a) 365,000 371,570
4.00%, 10/15/2027(a) 475,000 478,064
Sealed Air Corp. ,
4.00%, 12/1/2027(a) 225,000 235,080
Trident TPI Holdings, Inc. ,
9.25%, 8/1/2024(a) 200,000 212,310
6.63%, 11/1/2025(a) 425,000 418,625
Trivium Packaging Finance
BV ,
8.50%, 8/15/2027(a)(f) 400,000 431,290
7,608,198
Paper 0.7%
Clearwater Paper Corp. ,
5.38%, 2/1/2025(a) 550,000 576,458
Graphic Packaging
International LLC ,
4.75%, 7/15/2027(a) 100,000 108,250
3.50%, 3/1/2029(a) 100,000 100,625
785,333
Pharmaceuticals 3.0%
Bausch Health Americas, Inc. ,
9.25%, 4/1/2026(a) 150,000 165,000
8.50%, 1/31/2027(a) 325,000 357,094
Bausch Health Cos., Inc. ,
5.50%, 3/1/2023(a) 19,000 18,929
7.00%, 3/15/2024(a) 100,000 103,500
6.13%, 4/15/2025(a) 850,000 870,187
9.00%, 12/15/2025(a) 25,000 27,195
5.75%, 8/15/2027(a) 150,000 159,188
5.00%, 1/30/2028(a) 175,000 169,969
6.25%, 2/15/2029(a) 100,000 102,856
7.25%, 5/30/2029(a) 400,000 430,500
Endo Dac ,
9.50%, 7/31/2027(a) 178,000 186,010
6.00%, 6/30/2028(a) 361,000 265,335
Jaguar Holding Co. II ,
4.63%, 6/15/2025(a) 200,000 206,000
5.00%, 6/15/2028(a) 150,000 156,562
Mallinckrodt International
Finance SA ,
5.63%, 10/15/2023(e) 450,000 112,500
5.50%, 4/15/2025(e) 775,000 193,750
3,524,575
Restaurants 2.0%
1011778 BC ULC ,
5.00%, 10/15/2025(a) 1,150,000 1,179,164
4.38%, 1/15/2028(a) 75,000 76,485

34 - Statement of Investments - September 30, 2020 (Unaudited) - Federated NVIT High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Restaurants
1011778 BC ULC,
4.00%, 10/15/2030(a) 475,000 478,662
KFC Holding Co. ,
5.25%, 6/1/2026(a) 275,000 285,725
4.75%, 6/1/2027(a) 150,000 157,395
Yum! Brands, Inc. ,
4.75%, 1/15/2030(a) 100,000 107,750
2,285,181
Retailers 0.4%
Michaels Stores, Inc. ,
8.00%, 7/15/2027(a) 250,000 261,250
Party City Holdings, Inc. ,
(ICE LIBOR USD 6 Month
+ 5.00%, 5.75% Floor),
5.75%, 7/15/2025(e)(g) 174,119 127,107
William Carter Co. (The) ,
5.50%, 5/15/2025(a) 50,000 52,375
5.63%, 3/15/2027(a) 50,000 52,187
492,919
Supermarkets 0.7%
Albertsons Cos., Inc. ,
5.75%, 3/15/2025 500,000 515,775
5.88%, 2/15/2028(a) 100,000 106,750
3.50%, 3/15/2029(a) 175,000 169,859
4.88%, 2/15/2030(a) 75,000 78,188
870,572
Technology 7.3%
ams AG ,
7.00%, 7/31/2025(a) 225,000 238,147
Banff Merger Sub, Inc. ,
9.75%, 9/1/2026(a) 75,000 79,282
Black Knight InfoServ LLC ,
3.63%, 9/1/2028(a) 150,000 151,594
BY Crown Parent LLC ,
7.38%, 10/15/2024(a) 625,000 634,375
4.25%, 1/31/2026(a) 50,000 50,906
CDW LLC ,
4.25%, 4/1/2028 175,000 181,125
3.25%, 2/15/2029 50,000 49,812
Dell International LLC ,
7.13%, 6/15/2024(a) 825,000 858,247
Dun & Bradstreet Corp. (The) ,
6.88%, 8/15/2026(a) 90,000 96,664
10.25%, 2/15/2027(a) 420,000 475,650
Gartner, Inc. ,
4.50%, 7/1/2028(a) 75,000 78,578
3.75%, 10/1/2030(a) 75,000 75,866
Logan Merger Sub, Inc. ,
5.50%, 9/1/2027(a) 225,000 228,375
Microchip Technology, Inc. ,
4.25%, 9/1/2025(a) 200,000 207,476
NCR Corp. ,
8.13%, 4/15/2025(a) 25,000 27,631
5.75%, 9/1/2027(a) 75,000 78,412
5.00%, 10/1/2028(a) 200,000 199,750
5.25%, 10/1/2030(a) 350,000 350,000
Corporate Bonds
Principal
Amount ($) Value ($)
Technology
ON Semiconductor Corp. ,
3.88%, 9/1/2028(a) 100,000 101,408
Open Text Holdings, Inc. ,
4.13%, 2/15/2030(a) 125,000 128,555
Qorvo , Inc. ,
5.50%, 7/15/2026 325,000 344,682
4.38%, 10/15/2029 175,000 185,938
3.38%, 4/1/2031(a) 75,000 76,284
Refinitiv US Holdings, Inc. ,
8.25%, 11/15/2026(a) 700,000 767,375
Science Applications
International Corp. ,
4.88%, 4/1/2028(a) 50,000 50,765
Sensata Technologies UK
Financing Co. plc ,
6.25%, 2/15/2026(a) 200,000 209,500
Sensata Technologies, Inc. ,
4.38%, 2/15/2030(a) 75,000 78,750
3.75%, 2/15/2031(a) 25,000 24,844
Sophia LP ,
9.00%, 9/30/2023(a) 225,000 225,135
SS&C Technologies, Inc. ,
5.50%, 9/30/2027(a) 525,000 557,928
Tempo Acquisition LLC ,
6.75%, 6/1/2025(a) 1,125,000 1,148,186
TTM Technologies, Inc. ,
5.63%, 10/1/2025(a) 325,000 331,500
Veritas US, Inc. ,
7.50%, 9/1/2025(a) 150,000 154,688
8,447,428
Transportation Services 0.4%
Stena International SA ,
6.13%, 2/1/2025(a) 200,000 192,250
Watco Cos. LLC ,
6.50%, 6/15/2027(a) 225,000 230,203
422,453
Utility - Electric 2.9%
Calpine Corp. ,
5.25%, 6/1/2026(a) 50,000 52,003
4.50%, 2/15/2028(a) 225,000 230,432
5.13%, 3/15/2028(a) 150,000 155,250
4.63%, 2/1/2029(a) 25,000 24,969
5.00%, 2/1/2031(a) 50,000 50,965
DPL, Inc. ,
4.13%, 7/1/2025(a) 50,000 52,322
Enviva Partners LP ,
6.50%, 1/15/2026(a) 650,000 684,937
NRG Energy, Inc. ,
6.63%, 1/15/2027 250,000 264,375
5.25%, 6/15/2029(a) 300,000 326,250
Pattern Energy Operations LP ,
4.50%, 8/15/2028(a) 100,000 103,750
TerraForm Power Operating
LLC ,
5.00%, 1/31/2028(a) 425,000 465,237
4.75%, 1/15/2030(a) 250,000 265,625
Vistra Operations Co. LLC ,
5.50%, 9/1/2026(a) 150,000 156,563

Federated NVIT High Income Bond Fund - September 30, 2020 (Unaudited) - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Utility - Electric
Vistra Operations Co. LLC,
5.63%, 2/15/2027(a) 300,000 316,560
5.00%, 7/31/2027(a) 225,000 236,306
3,385,544
Wireless Communications 2.3%
Altice France SA ,
7.38%, 5/1/2026(a) 650,000 681,135
Sprint Capital Corp. ,
6.88%, 11/15/2028 275,000 342,467
Sprint Corp. ,
7.88%, 9/15/2023 225,000 257,793
7.13%, 6/15/2024 475,000 546,540
T-Mobile USA, Inc. ,
6.00%, 4/15/2024 250,000 255,235
6.50%, 1/15/2026 125,000 130,625
4.50%, 2/1/2026 200,000 206,080
4.75%, 2/1/2028 275,000 294,179
2,714,054
Total Corporate Bonds
(cost $114,952,980)
113,031,019
Loan Participation 0.2%
Healthcare 0.2%
Envision Healthcare Corp.,
(ICE LIBOR USD 3 Month +
0.00%), 7.00%, 10/10/2025
(g) 250,941 166,876
0
Total Loan Participation
(cost $372,080) 166,876
Total Investments
(cost $115,996,107) — 98.0%
113,479,443
Other assets in excess of
liabilities — 2.0% 2,330,353
NET ASSETS — 100.0%
$ 115,809,796
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at September 30, 2020
was $79,565,511 which represents 68.70% of net assets.
(b) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(c) Security in default.
(d) Restricted security.
(e) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed illiquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities at September 30,
2020 was $434,213 which represents 0.37% of net assets.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2020.
(g) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of September 30, 2020.
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
Currency:
USD United States Dollar

36 - Statement of Investments - September 30, 2020 (Unaudited) - Federated NVIT High Income Bond Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 281,548 $ – $ – $ 281,548
  Corporate Bonds
Aerospace & Defense – 1,722,381 – 1,722,381
Automotive – 5,500,612 – 5,500,612
Building Materials – 2,645,387 – 2,645,387
Cable Satellite – 9,367,609 – 9,367,609
Chemicals – 3,759,928 – 3,759,928
Construction Machinery – 788,094 – 788,094
Consumer Cyclical Services – 2,293,331 – 2,293,331
Consumer Products – 1,096,171 – 1,096,171
Diversified Manufacturing – 1,387,791 – 1,387,791
Environmental – 273,750 – 273,750
Finance Companies – 1,609,173 – 1,609,173

Federated NVIT High Income Bond Fund - September 30, 2020 (Unaudited) - Statement of Investments - 37
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Food & Beverage $ – $ 1,641,517 $ – $ 1,641,517
Food & Staples Retailing – – – –
Gaming – 4,480,026 – 4,480,026
Health Insurance – 2,397,094 – 2,397,094
Healthcare – 10,272,011 – 10,272,011
Hotels, Restaurants & Leisure – 716,502 – 716,502
Independent Energy – 5,888,426 – 5,888,426
Industrial - Other – 652,260 – 652,260
Insurance - P&C – 5,240,775 – 5,240,775
Leisure – 671,437 – 671,437
Media Entertainment – 7,541,255 – 7,541,255
Metals & Mining – 1,456,951 – 1,456,951
Midstream – 9,389,532 – 9,389,532
Oil Field Services – 1,702,749 – 1,702,749
Packaging – 7,608,198 – 7,608,198
Paper – 785,333 – 785,333
Pharmaceuticals – 3,524,575 – 3,524,575
Restaurants – 2,285,181 – 2,285,181
Retailers – 492,919 – 492,919
Supermarkets – 870,572 – 870,572
Technology – 8,447,428 – 8,447,428
Transportation Services – 422,453 – 422,453
Utility - Electric – 3,385,544 – 3,385,544
Wireless Communications – 2,714,054 – 2,714,054
Total Corporate Bonds $ – $ 113,031,019 $ – $ 113,031,019
Loan Participation – 166,876 – 166,876
Total $ 281,548 $ 113,197,895 $ – $ 113,479,443
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended September 30, 2020, the Fund held two corporate bonds investments that were categorized as Level 3 investments which were each valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

38 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Core Bond Fund
Asset-Backed Securities 21.3%
Principal
Amount ($) Value ($)
Airlines 1.4%
Air Canada Pass-Through
Trust, Series 2015-1, Class
B, 3.88%, 3/15/2023(a) 8,113,992 6,979,413
American Airlines Pass-
Through Trust, Series
2017-1, Class B, 4.95%,
2/15/2025 2,437,750 1,682,048
British Airways Pass-Through
Trust, Series 2013-1, Class
A, 4.63%, 6/20/2024(a) 6,418,187 6,176,996
Continental Airlines Pass-
Through Trust, Series
2000-2, Class A-1, 7.71%,
4/2/2021 19,920 19,731
United Airlines Pass-Through
Trust, Series 2016-1, Class
B, 3.65%, 1/7/2026 6,679,977 5,086,130
19,944,318
Automobiles 1.6%
Credit Acceptance Auto
Loan Trust, Series 2019-
3A, Class A, 2.38%,
11/15/2028(a) 3,146,000 3,235,266
Flagship Credit Auto Trust
Series 2019-3, Class A,
2.33%, 2/15/2024(a) 4,999,308 5,073,668
Series 2019-4, Class A,
2.17%, 6/17/2024(a) 1,295,117 1,314,672
NextGear Floorplan Master
Owner Trust, Series 2018-
2A, Class A2, 3.69%,
10/15/2023(a) 1,666,667 1,720,537
OneMain Direct Auto
Receivables Trust, Series
2018-1A, Class A, 3.43%,
12/16/2024(a) 10,883,981 11,021,181
22,365,324
Home Equity 1.6%
Newcastle Mortgage
Securities Trust, Series
2006-1, Class M2, 0.52%,
3/25/2036(b) 9,351,172 9,317,426
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
1.39%, 1/25/2036(b) 1,668,148 1,666,794
RASC Trust, Series 2005-
KS12, Class M2, 0.61%,
1/25/2036(b) 9,483,340 9,428,303
Structured Asset Investment
Loan Trust, Series 2004-
7, Class A7, 0.99%,
8/25/2034(b) 1,623,138 1,616,637
22,029,160
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other 16.7%
American Homes 4 Rent,
Series 2015-SFR1, Class A,
3.47%, 4/17/2052(a) 8,863,515 9,471,864
American Homes 4 Rent Trust
Series 2014-SFR3, Class A,
3.68%, 12/17/2036(a) 11,240,452 11,982,084
Series 2015-SFR2, Class A,
3.73%, 10/17/2052(a) 9,784,475 10,468,687
AMMC CLO 22 Ltd.
Series 2018-22A, Class A,
1.27%, 4/25/2031(a)(b) 11,500,000 11,312,021
Series 2018-22A, Class B,
1.69%, 4/25/2031(a)(b) 5,000,000 4,871,405
Apidos CLO XXII, Series
2015-22A, Class A1R,
1.33%, 4/20/2031(a)(b) 5,000,000 4,935,580
Ares LVI CLO Ltd., Series
2020-56A, Class A1, 0.00%,
10/25/2031(a)(b) 2,050,000 2,050,000
Bayview Opportunity Master
Fund IVa Trust
Series 2017-SPL5, Class
B2, 4.50%, 6/28/2057(a)(b) 5,297,400 5,824,230
Series 2017-SPL1, Class A,
4.00%, 10/28/2064(a)(b) 3,376,906 3,492,766
Bayview Opportunity Master
Fund IVb Trust, Series
2017-SPL2, Class A, 4.00%,
6/28/2054(a)(b) 3,967,056 4,053,214
CCG Receivables Trust
Series 2018-2, Class A2,
3.09%, 12/15/2025(a) 2,463,896 2,494,348
Series 2019-2, Class A2,
2.11%, 3/15/2027(a) 4,741,687 4,812,618
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class A2,
1.62%, 10/17/2030(a)(b) 6,500,000 6,354,452
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 853,426 915,982
CVS Pass-Through Trust
6.04%, 12/10/2028 4,825,371 5,414,439
6.94%, 1/10/2030 8,695,759 10,364,432
Dryden 49 Senior Loan Fund,
Series 2017-49A, Class B,
1.97%, 7/18/2030(a)(b) 8,000,000 7,959,304
E3, Series 2019-1, Class A,
3.10%, 9/20/2055(a) 1,213,250 1,248,768
FCI Funding LLC, Series
2019-1A, Class A, 3.63%,
2/18/2031(a) 876,008 891,300
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 3,528,061 3,697,892
Goodgreen , Series 2019-
2A, Class A, 2.76%,
4/15/2055(a) 6,432,833 6,518,371

NVIT Core Bond Fund - September 30, 2020 (Unaudited) - Statement of Investments - 39
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 611,034 644,346
HERO Funding Trust
Series 2015-2A, Class A,
3.99%, 9/20/2040(a) 3,385,885 3,563,460
Series 2014-2A, Class A,
3.99%, 9/21/2040(a) 1,123,126 1,168,308
Invitation Homes Trust, Series
2018-SFR3, Class A,
1.15%, 7/17/2037(a)(b) 12,403,922 12,405,851
Magnetite XXVIII Ltd., Series
2020-28A, Class A, 0.00%,
10/25/2031(a)(b) 7,950,000 7,952,496
Mill City Mortgage Loan Trust,
Series 2018-4, Class A1B,
3.50%, 4/25/2066(a)(b) 4,579,140 4,868,462
Neuberger Berman Loan
Advisers CLO 32 Ltd.
Series 2019-32A, Class A,
1.60%, 1/19/2032(a)(b) 1,000,000 1,000,108
Series 2019-32A, Class B,
2.12%, 1/19/2032(a)(b) 500,000 500,274
Neuberger Berman Loan
Advisers CLO 38 Ltd.,
Series 2020-38A, Class A,
0.75%, 10/20/2032(a)(b) 7,800,000 7,803,260
Neuberger Berman Loan
Advisers CLO Ltd., Series
2020-36A, Class A, 2.30%,
4/20/2033(a)(b) 1,000,000 994,083
New Residential Advance
Receivables Trust Advance
Receivables Backed, Series
2019-T4, Class AT4, 2.33%,
10/15/2051(a) 11,990,000 11,994,729
NRZ Advance Receivables
Trust
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 1,500,000 1,499,739
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 200,000 199,965
Renew, Series 2018-1, Class
A, 3.95%, 9/20/2053(a) 4,693,919 5,046,583
SPS Servicer Advance
Receivables Trust Advance
Receivables Backed Notes,
Series 2019-T2, Class AT2,
2.32%, 10/15/2052(a) 3,920,000 3,887,364
Thacher Park CLO Ltd.,
Series 2014-1A, Class BR,
1.82%, 10/20/2026(a)(b) 10,000,000 10,000,130
TLF National Tax Lien Trust,
Series 2017-1A, Class A,
3.09%, 12/15/2029(a) 468,251 471,332
Towd Point Mortgage Trust
Series 2015-6, Class M1,
3.75%, 4/25/2055(a)(b) 8,855,000 9,616,071
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2018-2, Class A1,
3.25%, 3/25/2058(a)(b) 1,121,324 1,191,894
Series 2018-6, Class A1,
3.75%, 3/25/2058(a)(b) 3,557,714 3,795,892
Series 2019-4, Class A1,
2.90%, 10/25/2059(a)(b) 4,243,421 4,497,485
Tricon American Homes Trust
Series 2017-SFR2, Class A,
2.93%, 1/17/2036(a) 13,843,768 14,232,392
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 7,632,000 8,012,113
234,480,094
Total Asset-Backed Securities
(cost $297,656,070)
298,818,896
Collateralized Mortgage Obligations 3.9%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 4,375,728 4,419,079
Chase Mortgage Finance
Corp.
Series 2016-SH1, Class M2,
3.75%, 4/25/2045(a)(b) 1,140,251 1,153,994
Series 2016-SH2, Class M2,
3.75%, 12/25/2045(a)(b) 6,940,541 7,156,894
Citigroup Mortgage Loan
Trust, Series 2015-A, Class
A1, 3.50%, 6/25/2058(a)(b) 587,304 602,523
FNMA REMICS
Series 2007-6, Class PA,
5.50%, 2/25/2037 112,931 123,525
Series 2009-78, Class BM,
4.00%, 6/25/2039 323,467 335,774
GNMA REMICS
Series 2010-37, Class ML,
4.50%, 12/20/2038 144,430 144,411
Series 2010-112, Class QM,
2.50%, 9/20/2039 348,655 353,413
Mill City Mortgage Loan Trust,
Series 2019-GS1, Class A1,
2.75%, 7/25/2059(a)(b) 7,049,432 7,364,454
New Residential Mortgage
Loan Trust
Series 2014-2A, Class A3,
3.75%, 5/25/2054(a)(b) 934,646 1,009,729
Series 2016-4A, Class A1,
3.75%, 11/25/2056(a)(b) 1,691,449 1,818,175
Series 2017-1A, Class A1,
4.00%, 2/25/2057(a)(b) 1,621,753 1,756,938
Series 2019-2A, Class A1,
4.25%, 12/25/2057(a)(b) 1,187,549 1,277,317
Series 2018-5A, Class A1,
4.75%, 12/25/2057(a)(b) 4,929,874 5,304,893
Series 2018-2A, Class A1,
4.50%, 2/25/2058(a)(b) 2,056,412 2,242,361

40 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Core Bond Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2018-3A, Class A1,
4.50%, 5/25/2058(a)(b) 7,818,782 8,461,809
Series 2019-3A, Class A1A,
3.75%, 11/25/2058(a)(b) 1,693,207 1,812,229
Series 2019-RPL2, Class
A1, 3.25%, 2/25/2059(a)(b) 6,779,656 7,240,818
RCO Trust, Series 2017-
INV1, Class A, 3.20%,
11/25/2052(a)(b) 1,989,105 2,016,345
Sequoia Mortgage Trust,
Series 2018-CH4, Class
A10, 4.50%, 10/25/2048(a)
(b) 466,869 469,019
Total Collateralized Mortgage Obligations
(cost $53,235,009)
55,063,700
Commercial Mortgage-Backed Securities 10.3%
AOA Mortgage Trust , Series
2015-1177, Class A, 2.96%,
12/13/2029(a) 5,000,000 4,988,475
Aventura Mall Trust , Series
2018-AVM, Class A, 4.25%,
7/5/2040(a)(b) 1,400,000 1,488,900
BANK
Series 2019-BN17, Class
A4, 3.71%, 4/15/2052 3,900,000 4,527,722
Series 2019-BN19, Class
A3, 3.18%, 8/15/2061 500,000 565,839
Series 2019-BN24, Class
A3, 2.96%, 11/15/2062 12,700,000 14,197,705
Barclays Commercial
Mortgage Trust , Series
2019-C3, Class A4, 3.58%,
5/15/2052 1,800,000 2,078,715
BBCMS Mortgage Trust ,
Series 2018-C2, Class A5,
4.31%, 12/15/2051 1,600,000 1,910,490
BB-UBS Trust , Series 2012-
SHOW, Class B, 3.88%,
11/5/2036(a) 5,000,000 4,748,721
Benchmark Mortgage Trust
Series 2018-B5, Class A4,
4.21%, 7/15/2051 1,480,000 1,766,406
Series 2019-B11, Class AS,
3.78%, 5/15/2052 1,550,000 1,796,416
Series 2019-B10, Class A4,
3.72%, 3/15/2062 2,200,000 2,570,072
Series 2019-B10, Class AM,
3.98%, 3/15/2062 1,400,000 1,624,699
Series 2019-B15, Class A5,
2.93%, 12/15/2072 9,200,000 10,239,897
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Cantor Commercial Real
Estate Lending , Series
2019-CF3, Class A4, 3.01%,
1/15/2053 14,000,000 15,678,628
CityLine Commercial
Mortgage Trust , Series
2016-CLNE, Class A,
2.87%, 11/10/2031(a)(b) 7,388,000 7,588,643
CSAIL Commercial Mortgage
Trust , Series 2019-C15,
Class A4, 4.05%, 3/15/2052 1,150,000 1,341,048
DBUBS Mortgage Trust ,
Series 2011-LC1A, Class
A3, 5.00%, 11/10/2046(a) 684,198 685,865
GS Mortgage Securities Corp.
II , Series 2018-GS10, Class
A5, 4.16%, 7/10/2051(b) 1,070,000 1,257,551
Morgan Stanley Bank of
America Merrill Lynch Trust ,
Series 2014-C18, Class
300B, 4.00%, 8/15/2031 10,500,000 10,924,428
Morgan Stanley Capital I Trust
Series 2014-CPT, Class AM,
3.52%, 7/13/2029(a)(b) 3,500,000 3,546,814
Series 2014-CPT, Class C,
3.56%, 7/13/2029(a)(b) 11,000,000 11,149,556
Series 2011-C1, Class A4,
5.03%, 9/15/2047(a)(b) 473,383 475,653
Series 2019-H7, Class A4,
3.26%, 7/15/2052 1,150,000 1,294,811
Series 2019-L3, Class A4,
3.13%, 11/15/2052 7,157,000 8,008,725
Natixis Commercial Mortgage
Securities Trust , Series
2019-LVL, Class A, 3.89%,
8/15/2038(a) 850,000 948,405
UBS Commercial Mortgage
Trust
Series 2018-C9, Class A4,
4.12%, 3/15/2051(b) 1,780,000 2,066,561
Series 2018-C10, Class A4,
4.31%, 5/15/2051 1,490,000 1,753,587
Series 2019-C16, Class A4,
3.60%, 4/15/2052 3,050,000 3,462,338
Series 2019-C18, Class A4,
3.04%, 12/15/2052 14,600,000 16,258,326
Wells Fargo Commercial
Mortgage Trust , Series
2015-NXS3, Class A4,
3.62%, 9/15/2057 5,000,000 5,564,461
Total Commercial Mortgage-Backed
Securities
(cost $136,057,939) 144,509,457

NVIT Core Bond Fund - September 30, 2020 (Unaudited) - Statement of Investments - 41
Corporate Bonds 33.0%
Principal
Amount ($) Value ($)
Aerospace & Defense 1.1%
Huntington Ingalls Industries,
Inc. ,
3.48%, 12/1/2027 3,225,000 3,528,651
Lockheed Martin Corp. ,
3.55%, 1/15/2026 4,625,000 5,262,415
Raytheon Technologies Corp. ,
4.13%, 11/16/2028 4,000,000 4,733,667
4.15%, 5/15/2045 2,000,000 2,389,595
15,914,328
Banks 3.7%
Bank of America Corp. ,
4.20%, 8/26/2024 5,000,000 5,567,277
Series L, 3.95%, 4/21/2025 3,500,000 3,886,544
4.25%, 10/22/2026 3,000,000 3,471,845
Series L, 4.18%, 11/25/2027 4,000,000 4,587,448
Citigroup, Inc. ,
4.45%, 9/29/2027 5,000,000 5,791,611
Citizens Financial Group, Inc. ,
2.64%, 9/30/2032(a) 6,200,000 6,177,227
Cooperatieve Rabobank UA ,
4.63%, 12/1/2023 5,000,000 5,560,650
HSBC Holdings plc ,
4.38%, 11/23/2026 3,500,000 3,860,044
ING Groep NV ,
3.95%, 3/29/2027 5,000,000 5,726,760
JPMorgan Chase & Co. ,
Series I, (ICE LIBOR USD
3 Month + 3.47%), 3.74%,
10/30/2020(c)(d) 488,000 467,193
3.88%, 9/10/2024 3,000,000 3,318,262
PNC Financial Services
Group, Inc. (The) ,
3.45%, 4/23/2029(e) 3,000,000 3,450,986
51,865,847
Beverages 0.9%
Anheuser-Busch Cos. LLC ,
3.65%, 2/1/2026 4,350,000 4,861,610
4.90%, 2/1/2046 2,000,000 2,479,176
Anheuser-Busch InBev
Worldwide, Inc. ,
4.00%, 4/13/2028 3,000,000 3,464,772
Bacardi Ltd. ,
5.30%, 5/15/2048(a)(e) 1,725,000 2,157,798
12,963,356
Biotechnology 1.0%
AbbVie, Inc. ,
3.25%, 10/1/2022(a) 5,650,000 5,907,735
3.85%, 6/15/2024(a) 1,500,000 1,643,133
3.80%, 3/15/2025(a) 1,000,000 1,109,636
4.25%, 11/21/2049(a) 1,350,000 1,594,554
Gilead Sciences, Inc. ,
4.80%, 4/1/2044 2,775,000 3,567,140
13,822,198
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets 2.5%
Credit Suisse Group AG ,
(ICE LIBOR USD 3
Month + 1.41%), 3.87%,
1/12/2029(a)(d) 3,000,000 3,346,389
FMR LLC ,
6.50%, 12/14/2040(a) 2,000,000 3,094,427
5.15%, 2/1/2043(a) 1,000,000 1,376,421
Morgan Stanley ,
(ICE LIBOR USD 3
Month + 1.34%), 3.59%,
7/22/2028(d) 5,000,000 5,620,635
(ICE LIBOR USD 3
Month + 1.14%), 3.77%,
1/24/2029(d) 5,000,000 5,693,706
Nuveen Finance LLC ,
4.13%, 11/1/2024(a) 10,900,000 12,290,111
S&P Global, Inc. ,
2.30%, 8/15/2060 1,350,000 1,208,943
UBS Group AG ,
4.13%, 4/15/2026(a) 2,000,000 2,306,194
34,936,826
Chemicals 0.5%
Cytec Industries, Inc. ,
3.95%, 5/1/2025 5,750,000 6,287,363
Mosaic Co. (The) ,
5.63%, 11/15/2043 1,175,000 1,380,826
7,668,189
Consumer Finance 1.0%
Navient Solutions LLC ,
0.00%, 10/3/2022(f) 14,956,000 14,693,619
Containers & Packaging 0.2%
Berry Global, Inc. ,
4.88%, 7/15/2026(a) 2,250,000 2,359,687
Diversified Financial Services 0.3%
HERO Funding Trust ,
Series 2015-3, Class A,
4.28%, 9/20/2041 1,482,527 1,573,396
Shell International Finance
BV ,
4.38%, 5/11/2045 2,300,000 2,800,988
4,374,384
Diversified Telecommunication Services 2.3%
AT&T, Inc. ,
4.30%, 2/15/2030 11,097,000 13,138,294
2.75%, 6/1/2031 1,500,000 1,577,240
CCO Holdings LLC ,
5.75%, 2/15/2026(a)(e) 1,800,000 1,872,000
5.13%, 5/1/2027(a)(e) 4,250,000 4,471,935
4.75%, 3/1/2030(a) 1,175,000 1,244,031
Verizon Communications, Inc. ,
3.38%, 2/15/2025 661,000 735,991
4.02%, 12/3/2029 8,020,000 9,606,014
32,645,505

42 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities 3.4%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 7,525,000 8,743,514
Entergy Arkansas LLC ,
3.50%, 4/1/2026 4,880,000 5,521,379
4.00%, 6/1/2028 3,750,000 4,413,812
Evergy , Inc. ,
2.45%, 9/15/2024 7,750,000 8,202,760
Indiana Michigan Power Co. ,
3.85%, 5/15/2028(e) 8,525,000 9,773,910
Jersey Central Power & Light
Co. ,
4.30%, 1/15/2026(a) 2,000,000 2,285,940
Metropolitan Edison Co. ,
4.30%, 1/15/2029(a) 6,000,000 7,044,853
Public Service Co. of
Colorado ,
2.90%, 5/15/2025(e) 2,000,000 2,162,282
48,148,450
Energy Equipment & Services 0.5%
Helmerich & Payne, Inc. ,
4.65%, 3/15/2025(e) 1,200,000 1,321,090
Schlumberger Holdings Corp. ,
4.00%, 12/21/2025(a) 321,000 358,945
3.90%, 5/17/2028(a) 4,389,000 4,724,879
6,404,914
Equity Real Estate Investment Trusts (REITs) 2.1%
Corporate Office Properties
LP ,
3.70%, 6/15/2021 10,175,000 10,354,246
2.25%, 3/15/2026(e) 3,730,000 3,771,846
Lexington Realty Trust ,
2.70%, 9/15/2030(e) 5,000,000 5,093,623
Piedmont Operating
Partnership LP ,
4.45%, 3/15/2024(e) 9,050,000 9,593,669
28,813,384
Food Products 0.9%
Cargill, Inc. ,
3.25%, 5/23/2029(a)(e) 6,050,000 6,837,086
Grupo Bimbo SAB de CV ,
3.88%, 6/27/2024(a) 3,175,000 3,449,320
Kraft Heinz Foods Co. ,
4.88%, 10/1/2049(a) 1,750,000 1,843,116
12,129,522
Health Care Equipment & Supplies 0.2%
Boston Scientific Corp. ,
4.70%, 3/1/2049 2,050,000 2,702,117
Health Care Providers & Services 0.8%
CVS Health Corp. ,
4.30%, 3/25/2028 350,000 409,437
Dignity Health ,
3.13%, 11/1/2022 6,000,000 6,201,545
3.81%, 11/1/2024 4,000,000 4,257,778
10,868,760
Corporate Bonds
Principal
Amount ($) Value ($)
Household Durables 0.4%
Newell Brands, Inc. ,
4.35%, 4/1/2023(g) 2,636,000 2,748,030
4.70%, 4/1/2026(g) 3,325,000 3,543,685
6,291,715
Independent Power and Renewable Electricity Producers
0.4%
Exelon Generation Co. LLC ,
4.25%, 6/15/2022(e) 5,000,000 5,279,087
Industrial Conglomerates 0.1%
General Electric Co. ,
5.40%, 5/15/2022 1,125,000 1,193,626
Insurance 1.3%
MassMutual Global Funding II ,
3.60%, 4/9/2024(a) 3,000,000 3,310,970
3.40%, 3/8/2026(a) 5,000,000 5,638,463
Metropolitan Life Global
Funding I ,
3.45%, 12/18/2026(a) 7,500,000 8,569,500
17,518,933
Media 1.2%
Charter Communications
Operating LLC ,
4.91%, 7/23/2025 5,000,000 5,779,350
Comcast Corp. ,
3.38%, 8/15/2025 4,800,000 5,350,444
4.70%, 10/15/2048 4,000,000 5,293,419
16,423,213
Metals & Mining 0.3%
Compass Minerals
International, Inc. ,
6.75%, 12/1/2027(a) 1,950,000 2,106,000
Glencore Finance Canada
Ltd. ,
4.95%, 11/15/2021(a)(e) 2,000,000 2,087,778
4,193,778
Multi-Utilities 2.1%
Ameren Illinois Co. ,
3.25%, 3/1/2025 5,500,000 6,052,079
Black Hills Corp. ,
3.95%, 1/15/2026(e) 6,890,000 7,501,940
3.15%, 1/15/2027 2,000,000 2,144,145
Dominion Energy, Inc. ,
Series A, 4.60%,
3/15/2049(e) 3,500,000 4,663,979
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025(e) 7,000,000 7,857,465
3.25%, 6/15/2026 1,250,000 1,374,778
29,594,386
Oil, Gas & Consumable Fuels 2.2%
Aker BP ASA ,
3.75%, 1/15/2030(a) 5,500,000 5,330,575

NVIT Core Bond Fund - September 30, 2020 (Unaudited) - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
BP Capital Markets America,
Inc. ,
3.94%, 9/21/2028 4,550,000 5,296,521
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 725,000 1,059,672
Energy Transfer Operating LP ,
4.20%, 4/15/2027 575,000 594,481
5.50%, 6/1/2027 4,000,000 4,362,472
6.50%, 2/1/2042 2,000,000 2,072,528
Kinder Morgan, Inc. ,
4.30%, 3/1/2028 1,000,000 1,136,887
5.55%, 6/1/2045 450,000 534,909
Marathon Oil Corp. ,
6.60%, 10/1/2037 1,200,000 1,233,971
MPLX LP ,
4.80%, 2/15/2029 3,050,000 3,501,336
Sabine Pass Liquefaction
LLC ,
5.88%, 6/30/2026 2,000,000 2,364,474
4.20%, 3/15/2028 1,225,000 1,328,985
Williams Cos., Inc. (The) ,
5.75%, 6/24/2044(e) 1,925,000 2,266,542
31,083,353
Pharmaceuticals 1.2%
Bristol-Myers Squibb Co. ,
4.25%, 10/26/2049 1,800,000 2,363,950
Shire Acquisitions Investments
Ireland DAC ,
3.20%, 9/23/2026 2,100,000 2,334,457
Takeda Pharmaceutical Co.
Ltd. ,
2.05%, 3/31/2030 4,750,000 4,810,676
Teva Pharmaceutical Finance
Netherlands III BV ,
2.80%, 7/21/2023 4,000,000 3,825,000
3.15%, 10/1/2026 3,500,000 3,088,750
16,422,833
Road & Rail 0.2%
Union Pacific Corp. ,
3.84%, 3/20/2060 2,800,000 3,247,113
Software 0.8%
Microsoft Corp. ,
3.30%, 2/6/2027(e) 5,500,000 6,286,120
Oracle Corp. ,
2.40%, 9/15/2023 5,000,000 5,261,272
11,547,392
Technology Hardware, Storage & Peripherals 0.7%
Apple, Inc. ,
3.00%, 2/9/2024 5,250,000 5,652,464
2.45%, 8/4/2026 4,000,000 4,357,836
10,010,300
Thrifts & Mortgage Finance 0.5%
BPCE SA ,
4.00%, 9/12/2023(a) 3,000,000 3,258,150
Corporate Bonds
Principal
Amount ($) Value ($)
Thrifts & Mortgage Finance
BPCE SA,
5.70%, 10/22/2023(a) 3,000,000 3,361,842
6,619,992
Trading Companies & Distributors 0.2%
GATX Corp. ,
4.70%, 4/1/2029(e) 2,550,000 3,045,989
Total Corporate Bonds
(cost $417,844,169)
462,782,796
Loan Participations 0.4%
Electrical Equipment 0.1%
Sensata Technologies BV,
Term Loan, (ICE LIBOR
USD 1 Month + 1.75%),
1.91%, 9/20/2026 (d) 1,009,656 1,004,608
0
Software 0.3%
TIBCO Software, Inc., 1st Lien
Term Loan, (ICE LIBOR
USD 1 Month + 3.75%),
3.90%, 6/30/2026 (d) 4,753,608 4,628,825
0
Total Loan Participations
(cost $5,645,028) 5,633,433
Mortgage-Backed Securities 20.5%
FHLMC UMBS Pool
Pool# SB8000
3.00%, 7/1/2034 13,319,631 13,975,474
Pool# SD8018
4.00%, 10/1/2049 6,416,124 6,838,060
Pool# SD8080
2.00%, 6/1/2050 6,858,689 7,091,504
Pool# SD8079
2.00%, 7/1/2050 13,787,454 14,283,172
Pool# SD8089
2.50%, 7/1/2050 5,903,240 6,196,389
FNMA Pool
Pool# 464279
4.30%, 7/1/2021 377,737 380,653
Pool# 464969
6.34%, 4/1/2028 2,348,971 2,981,109
Pool# 468516
5.17%, 6/1/2028 862,803 989,784
Pool# AM7073
6.41%, 1/1/2030 1,500,819 1,978,395
Pool# 468127
5.70%, 5/1/2041 1,150,470 1,330,077
Pool# AN0360
3.95%, 12/1/2045 10,000,000 12,147,000
FNMA UMBS Pool
Pool# FM2052
2.50%, 5/1/2028 19,742,107 20,611,732
Pool# AR9398
3.50%, 6/1/2043 1,374,268 1,484,666

44 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Core Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BC0180
4.00%, 1/1/2046 5,286,806 5,728,289
Pool# AS7908
3.00%, 9/1/2046 13,452,164 14,145,745
Pool# AS8483
3.00%, 12/1/2046 5,309,483 5,604,864
Pool# MA2863
3.00%, 1/1/2047 15,994,644 16,813,277
Pool# AS8784
3.00%, 2/1/2047 5,378,773 5,652,362
Pool# BE7557
3.50%, 2/1/2047 9,444,819 10,057,170
Pool# BM2003
4.00%, 10/1/2047 10,950,411 11,751,957
Pool# BJ3716
3.50%, 12/1/2047 6,138,549 6,505,993
Pool# MA3210
3.50%, 12/1/2047 2,740,744 2,900,471
Pool# BM3355
3.50%, 2/1/2048 4,319,884 4,571,919
Pool# CA1532
3.50%, 4/1/2048 12,507,442 13,277,069
Pool# CA2208
4.50%, 8/1/2048 3,300,275 3,570,265
Pool# CA2469
4.00%, 10/1/2048 8,215,404 8,761,210
Pool# MA3745
3.50%, 8/1/2049 19,568,834 20,622,278
Pool# BP5843
2.50%, 5/1/2050 24,613,292 25,835,564
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 10/25/2035 20,000,000
20,457,813
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 10/25/2050 20,000,000
20,675,000
Total Mortgage-Backed Securities
(cost $278,033,875)
287,219,261
Municipal Bonds 1.4%
California 0.4%
Northern California Power
Agency, RB, Series B,
7.31%, 6/1/2040 3,885,000 6,069,303
District of Columbia 1.0%
Metropolitan Washington
Airports Authority, RB
Series D, 7.46%, 10/1/2046 6,000,000 10,647,780
Series D, 8.00%, 10/1/2047 2,000,000 3,089,840
13,737,620
Total Municipal Bonds
(cost $14,268,516)
19,806,923
U.S. Government Agency Securities 1.7%
Principal
Amount ($) Value ($)
FHLB, 5.00%, 3/12/2021 5,000,000 5,107,955
Tennessee Valley Authority,
5.88%, 4/1/2036 11,793,000 18,436,698
Total U.S. Government Agency Securities
(cost $19,128,787)
23,544,653
U.S. Treasury Obligations 6.7%
U.S. Treasury Bonds, 7.13%,
2/15/2023 1,000,000 1,165,938
U.S. Treasury Inflation Linked
Notes, 0.13%, 1/15/2030 (h) 72,000,000 80,072,600
U.S. Treasury Notes, 2.63%,
1/31/2026 11,000,000 12,342,773
Total U.S. Treasury Obligations
(cost $92,700,151)
93,581,311
Repurchase Agreements 0.5%
Bank of America NA
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$1,562,154, collateralized
by U.S. Government
Agency Securities,
3.00%, maturing
7/20/2049; total market
value $1,593,393. ( i ) 1,562,150 1,562,150
BofA Securities, Inc.
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$2,000,005, collateralized
by U.S. Government
Agency Securities,
3.50%, maturing
9/20/2050; total market
value $2,040,000. ( i ) 2,000,000 2,000,000
Nomura Securities
International, Inc.
0.06%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$2,000,004, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 3.63%, maturing
11/15/2020 - 6/15/2023;
total market value
$2,040,002. ( i ) 2,000,000 2,000,000

NVIT Core Bond Fund - September 30, 2020 (Unaudited) - Statement of Investments - 45
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC
0.14%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$1,000,004, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 9.00%, maturing
11/1/2020 - 8/20/2070;
total market value
$1,020,000. ( i ) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $6,562,150)
6,562,150
Total Investments
(cost $1,321,131,694) — 99.7%
1,397,522,580
Other assets in excess of
liabilities — 0.3% 4,247,754
NET ASSETS — 100.0%
$ 1,401,770,334
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at September 30, 2020
was $463,852,774 which represents 33.09% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2020.
(c) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2020.
The maturity date reflects the next call date.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of September 30, 2020.
(e) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on
loan at September 30, 2020 was $15,174,823, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $6,562,150 and by
$9,129,552 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 4.63%, and maturity dates ranging from 10/15/2020 –
2/15/2050, a total value of $15,691,702.
(f) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(g) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2020.
(h) Principal amounts are not adjusted for inflation.
( i ) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2020 was
$6,562,150.
CLO Collateralized Loan Obligations
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

46 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Core Bond Fund
Futures contracts outstanding as of September 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 823 12/2020 USD 181,850,852 113,760
U.S. Treasury Long Bond 2,067 12/2020 USD 364,373,344 556,386
U.S. Treasury Ultra Bond 109 12/2020 USD 24,177,563 55,090
725,236
Short Contracts
U.S. Treasury 5 Year Note (394) 12/2020 USD (49,656,313) (105,602)
U.S. Treasury 10 Year Note (1,042) 12/2020 USD (145,391,563) (608,985)
U.S. Treasury 10 Year Ultra Note (839) 12/2020 USD (134,174,453) (534,826)
(1,249,413)
(524,177)
At September 30, 2020, the Fund had $ 8,402,464 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Core Bond Fund - September 30, 2020 (Unaudited) - Statement of Investments - 47
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 298,818,896 $ – $ 298,818,896
Collateralized Mortgage Obligations – 55,063,700 – 55,063,700
Commercial Mortgage-Backed Securities – 144,509,457 – 144,509,457
Corporate Bonds – 462,782,796 – 462,782,796
Futures Contracts 725,236 – – 725,236
Loan Participations – 5,633,433 – 5,633,433
Mortgage-Backed Securities – 287,219,261 – 287,219,261
Municipal Bonds – 19,806,923 – 19,806,923
Repurchase Agreements – 6,562,150 – 6,562,150
U.S. Government Agency Securities – 23,544,653 – 23,544,653
U.S. Treasury Obligations – 93,581,311 – 93,581,311
Total Assets $ 725,236 $ 1,397,522,580 $ – $ 1,398,247,816
$ – $ – $ – $ –

48 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Core Bond Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2020:
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts $ (1,249,413) $ – $ – $ (1,249,413)
Total Liabilities $ (1,249,413) $ – $ – $ (1,249,413)
Total $ (524,177) $ 1,397,522,580 $ – $ 1,396,998,403
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 725,236
Total $ 725,236
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (1,249,413)
Total $ (1,249,413)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Core Plus Bond Fund - September 30, 2020 (Unaudited) - Statement of Investments - 49
Asset-Backed Securities 5.1%
Principal
Amount ($) Value ($)
Home Equity 0.2%
Citigroup Mortgage Loan
Trust, Inc., Series 2006-
WFH4, Class M1, 0.43%,
11/25/2036(a) 3,232,393 3,208,076
Other 4.5%
522 Funding CLO I Ltd.,
Series 2019-5A, Class A1,
1.67%, 1/15/2033(a)(b) 3,600,000 3,574,512
AM Capital Funding LLC,
Series 2018-1, Class A,
4.98%, 12/15/2023(b) 5,010,000 5,235,970
CIFC Funding Ltd., Series
2019-5A, Class A1, 1.62%,
10/15/2032(a)(b) 7,300,000 7,288,955
Corevest American Finance
Trust, Series 2019-1, Class
A, 3.32%, 3/15/2052(b) 2,383,903 2,543,387
Elmwood CLO III Ltd., Series
2019-3A, Class A1, 1.64%,
10/15/2032(a)(b) 8,600,000 8,577,528
Kayne CLO 5 Ltd., Series
2019-5A, Class A, 1.61%,
7/24/2032(a)(b) 7,300,000 7,270,647
Magnetite XXIV Ltd., Series
2019-24A, Class A, 1.60%,
1/15/2033(a)(b) 4,400,000 4,390,272
Octagon Investment Partners
44 Ltd., Series 2019-
1A, Class A, 1.57%,
7/20/2032(a)(b) 10,100,000 9,998,232
Southwick Park CLO LLC,
Series 2019-4A, Class A1,
1.57%, 7/20/2032(a)(b) 10,600,000 10,562,773
Voya CLO Ltd., Series
2019-2A, Class A, 1.54%,
7/20/2032(a)(b) 14,600,000 14,449,606
73,891,882
Student Loan 0.4%
Navient Student Loan Trust,
Series 2019-7A, Class A1,
0.65%, 1/25/2068(a)(b) 7,301,181 7,279,678
Total Asset-Backed Securities
(cost $84,016,824)
84,379,636
Collateralized Mortgage Obligations 8.2%
Angel Oak Mortgage Trust,
Series 2019-6, Class A1,
2.62%, 11/25/2059(a)(b) 3,787,674 3,825,243
FHLMC REMICS
Series 4073, Class SB, IO,
5.85%, 7/15/2042(a) 6,617,977 1,115,727
Series 4122, Class , IO,
4.00%, 10/15/2042 7,321,290 1,101,823
Series 4120, Class SV, IO,
6.00%, 10/15/2042(a) 7,046,433 1,313,480
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 4159, Class KS, IO,
6.00%, 1/15/2043(a) 3,691,941 788,797
Series 4459, Class IB, IO,
4.00%, 8/15/2043 5,820,848 815,669
Series 4468, Class SY, IO,
5.95%, 5/15/2045(a) 3,474,204 705,994
Series 4573, Class , IO,
3.50%, 4/15/2046 7,011,584 946,766
Series 4583, Class ST, IO,
5.85%, 5/15/2046(a) 7,606,058 1,390,563
Series 4623, Class MS, IO,
5.85%, 10/15/2046(a) 6,119,057 1,420,049
Series 4994, Class IB, IO,
2.50%, 7/25/2050 6,416,453 694,083
FHLMC Employees Pension
Plan , 0.00%, 10/25/2032(a) 7,738,218 7,544,762
FHLMC Structured Agency
Credit Risk Debt Notes
Series 2017-DNA2, Class
M2, 3.60%, 10/25/2029(a) 10,600,000 10,906,863
Series 2017-HQA2, Class
M2, 2.80%, 12/25/2029(a) 5,709,628 5,637,343
Series 2017-DNA3, Class
M2, 2.65%, 3/25/2030(a) 5,410,000 5,457,835
Series 2017-HQA3, Class
M2, 2.50%, 4/25/2030(a) 9,138,140 9,189,553
Series 2018-DNA1, Class
M2, 1.95%, 7/25/2030(a) 2,179,988 2,141,872
Series 2018-HQA1, Class
M2, 2.45%, 9/25/2030(a) 7,882,631 7,753,722
FNMA REMICS
Series 2012-70, Class HS,
IO, 5.85%, 7/25/2042(a) 8,194,846 1,773,504
Series 2012-68, Class SL,
IO, 5.90%, 7/25/2042(a) 6,704,543 1,400,620
Series 2012-149, Class LI,
IO, 4.00%, 1/25/2043 6,259,779 990,221
Series 2013-6, Class SB,
IO, 5.95%, 2/25/2043(a) 5,565,949 1,127,437
Series 418, Class C24, IO,
4.00%, 8/25/2043 6,358,807 935,697
Series 2014-90, Class SA,
IO, 6.00%, 1/25/2045(a) 6,969,307 1,488,370
Series 2016-3, Class IP, IO,
4.00%, 2/25/2046 7,648,991 944,638
Series 2020-24, Class MI,
IO, 4.00%, 4/25/2050 5,918,689 930,266
FNMA Connecticut Avenue
Securities
Series 2016-C07, Class
2M2, 4.50%, 5/25/2029(a) 5,081,734 5,250,620
Series 2017-C03, Class
1M2, 3.15%, 10/25/2029(a) 5,116,121 5,090,427
Series 2017-C04, Class
2M2, 3.00%, 11/25/2029(a) 3,938,745 3,909,086
Series 2017-C05, Class
1M2, 2.35%, 1/25/2030(a) 1,859,485 1,833,788
Series 2017-C06, Class
2M2, 2.95%, 2/25/2030(a) 2,327,264 2,321,202

50 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Core Plus Bond Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2017-C07, Class
2M2, 2.65%, 5/25/2030(a) 4,409,498 4,364,938
Series 2018-C01, Class
1M2, 2.40%, 7/25/2030(a) 9,964,788 9,833,613
Series 2018-C02, Class
2M2, 2.35%, 8/25/2030(a) 1,183,718 1,145,087
GCAT Trust
Series 2019-NQM2, Class
A1, 2.86%, 9/25/2059(b)(c) 5,735,166 5,842,561
Series 2019-NQM3, Class
A1, 2.69%, 11/25/2059(a)(b) 3,466,680 3,540,692
GNMA REMICS
Series 2013-23, Class IT,
IO, 3.50%, 2/20/2043 4,109,385 635,447
Series 2018-124, Class DS,
IO, 5.95%, 12/16/2043(a) 3,254,640 690,472
Series 2016-77, Class TS,
IO, 5.99%, 12/20/2044(a) 4,407,193 779,358
Series 2019-22, Class SA,
IO, 5.44%, 2/20/2045(a) 7,975,372 1,609,209
Series 2019-65, Class IE,
IO, 3.50%, 5/20/2046 9,627,737 945,288
Series 2016-91, Class NS,
IO, 5.92%, 7/20/2046(a) 6,405,816 1,478,230
New Residential Mortgage
Loan Trust, Series 2019-
NQM5, Class A1, 2.71%,
11/25/2059(a)(b) 4,055,583 4,159,269
OBX Trust, Series 2019-
EXP3, Class 2A1A, 1.05%,
10/25/2059(a)(b) 580,083 580,768
Permanent Master Issuer plc,
Series 2018-1A, Class 1A1,
0.65%, 7/15/2058(a)(b) 375,000 375,016
Starwood Mortgage
Residential Trust, Series
2019-INV1, Class A1,
2.61%, 9/27/2049(a)(b) 3,826,177 3,882,110
Verus Securitization Trust
Series 2019-4, Class A1,
2.64%, 11/25/2059(b)(c) 2,741,709 2,795,169
Series 2019-INV1, Class
A1, 3.40%, 12/25/2059(a)(b) 2,650,745 2,720,065
Total Collateralized Mortgage Obligations
(cost $135,109,595)
136,123,312
Commercial Mortgage-Backed Securities 7.2%
Citigroup Commercial
Mortgage Trust
Series 2013-GC11, Class B,
3.73%, 4/10/2046(a) 4,100,000 4,273,179
Series 2013-GC17, Class B,
5.10%, 11/10/2046(a) 1,465,000 1,563,812
Series 2014-GC23, Class B,
4.17%, 7/10/2047(a) 2,915,000 3,131,494
Series 2017-C4, Class A1,
2.12%, 10/12/2050 2,099,791 2,117,025
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Citigroup Commercial
Mortgage Trust
Series 2018-C6, Class A4,
4.41%, 11/10/2051 4,505,000 5,410,842
COMM Mortgage Trust
Series 2012-CR4, Class
AM, 3.25%, 10/15/2045 3,325,000 3,341,981
Series 2014-CR16, Class
XA, IO, 1.14%, 4/10/2047(a) 34,483,191 992,957
Series 2014-CR17, Class
XA, IO, 1.13%, 5/10/2047(a) 25,780,331 709,165
Series 2014-UBS3, Class
XA, IO, 1.23%, 6/10/2047(a) 21,123,095 697,772
Series 2014-UBS6,
Class XA, IO, 1.04%,
12/10/2047(a) 17,719,477 516,509
Series 2014-CR21, Class
AM, 3.99%, 12/10/2047 6,850,000 7,494,677
Series 2015-LC21, Class
A4, 3.71%, 7/10/2048 2,160,000 2,388,515
Series 2015-CR25, Class
A4, 3.76%, 8/10/2048 3,075,000 3,439,511
Series 2017-COR2, Class
A1, 2.11%, 9/10/2050 1,618,123 1,632,803
CSAIL Commercial Mortgage
Trust
Series 2016-C7, Class A5,
3.50%, 11/15/2049 1,800,000 1,994,783
Series 2015-C2, Class XA,
IO, 0.89%, 6/15/2057(a) 35,549,888 1,003,474
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS, Series K098,
Class XAM, IO, 1.52%,
8/25/2029(a) 17,661,000 1,974,666
GS Mortgage Securities Trust
Series 2012-GCJ7, Class B,
4.74%, 5/10/2045 4,325,000 4,440,674
Series 2012-GCJ9, Class B,
3.75%, 11/10/2045(b) 3,330,000 3,417,987
Series 2014-GC18, Class
XA, IO, 1.17%, 1/10/2047(a) 52,652,894 1,441,015
Series 2014-GC26,
Class XA, IO, 1.11%,
11/10/2047(a) 29,960,495 981,176
Series 2015-GC30, Class
XA, IO, 0.89%, 5/10/2050(a) 38,859,118 1,119,718

NVIT Core Plus Bond Fund - September 30, 2020 (Unaudited) - Statement of Investments - 51
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
JPMBB Commercial Mortgage
Securities Trust , Series
2015-C31, Class A3, 3.80%,
8/15/2048 2,950,000 3,302,914
JPMDB Commercial Mortgage
Securities Trust , Series
2017-C7, Class A1, 2.08%,
10/15/2050 2,102,273 2,119,544
Morgan Stanley Bank of
America Merrill Lynch Trust ,
Series 2014-C16, Class XA,
IO, 1.16%, 6/15/2047(a) 26,965,181 725,992
Morgan Stanley Capital
I Trust , Series 2015-
MS1, Class A4, 3.78%,
5/15/2048(a) 4,550,000 5,049,348
UBS Commercial Mortgage
Trust
Series 2017-C2, Class A4,
3.49%, 8/15/2050 2,700,000 3,044,410
Series 2017-C4, Class A1,
2.13%, 10/15/2050 1,014,710 1,018,654
Series 2017-C4, Class A4,
3.56%, 10/15/2050 2,502,000 2,819,863
Series 2017-C4, Class AS,
3.84%, 10/15/2050(a) 2,820,000 3,188,646
Series 2018-C14, Class A1,
3.38%, 12/15/2051 5,164,562 5,334,678
Wells Fargo Commercial
Mortgage Trust
Series 2012-LC5, Class B,
4.14%, 10/15/2045 3,110,000 3,225,751
Series 2015-C28, Class A4,
3.54%, 5/15/2048 3,795,000 4,182,546
Series 2015-NXS4, Class
C, 4.82%, 12/15/2048(a) 3,553,000 3,735,277
Series 2016-LC24, Class
A4, 2.94%, 10/15/2049 1,695,000 1,848,777
Series 2016-NXS6, Class
A4, 2.92%, 11/15/2049 4,700,000 5,089,252
Series 2017-C39, Class A5,
3.42%, 9/15/2050 2,713,000 3,065,401
Series 2017-C40, Class A1,
2.11%, 10/15/2050 1,199,757 1,208,378
Series 2018-C46, Class A4,
4.15%, 8/15/2051 1,610,000 1,890,756
Series 2018-C48, Class A5,
4.30%, 1/15/2052 5,650,000 6,717,096
Series 2016-LC25, Class
A4, 3.64%, 12/15/2059 4,225,000 4,800,752
WFRBS Commercial
Mortgage Trust
Series 2014-LC14, Class
XA, IO, 1.36%, 3/15/2047(a) 20,356,242 627,834
Series 2014-C22, Class AS,
4.07%, 9/15/2057(a) 2,620,000 2,839,797
Total Commercial Mortgage-Backed
Securities
(cost $115,072,931) 119,919,401
Convertible Bond 0.0%
†
Principal
Amount ($) Value ($)
Media 0.0%
†
DISH Network Corp., 3.38%,
8/15/2026 778,000 714,201
Total Convertible Bond
(cost $704,216)
714,201
Corporate Bonds 45.5%
Aerospace & Defense 1.0%
Boeing Co. (The) ,
5.71%, 5/1/2040 7,765,000 9,063,853
5.93%, 5/1/2060 3,880,000 4,791,488
Spirit AeroSystems , Inc. ,
5.50%, 1/15/2025(b) 135,000 135,675
7.50%, 4/15/2025(b) 350,000 354,375
TransDigm , Inc. ,
6.25%, 3/15/2026(b) 705,000 739,228
6.38%, 6/15/2026 500,000 501,965
7.50%, 3/15/2027 425,000 441,281
5.50%, 11/15/2027 995,000 956,245
16,984,110
Airlines 0.1%
Delta Air Lines, Inc. ,
7.38%, 1/15/2026(d) 75,000 78,610
4.75%, 10/20/2028(b) 730,000 757,375
Mileage Plus Holdings LLC ,
6.50%, 6/20/2027(b) 980,000 1,020,425
United Airlines Holdings, Inc. ,
4.25%, 10/1/2022 85,000 78,625
1,935,035
Auto Components 0.1%
American Axle &
Manufacturing, Inc. ,
6.88%, 7/1/2028(d) 335,000 324,950
Clarios Global LP ,
6.25%, 5/15/2026(b) 230,000 241,166
Dealer Tire LLC ,
8.00%, 2/1/2028(b) 280,000 285,600
Goodyear Tire & Rubber Co.
(The) ,
9.50%, 5/31/2025 430,000 466,563
1,318,279
Automobiles 1.0%
Ford Motor Co. ,
9.63%, 4/22/2030(d) 470,000 606,887
7.45%, 7/16/2031 80,000 91,745
4.75%, 1/15/2043 360,000 325,953
5.29%, 12/8/2046 360,000 337,725
General Motors Co. ,
6.80%, 10/1/2027(d) 3,845,000 4,672,724
Volkswagen Group of America
Finance LLC ,
3.13%, 5/12/2023(b) 1,545,000 1,630,819
3.35%, 5/13/2025(b) 3,050,000 3,329,758
3.75%, 5/13/2030(b) 4,385,000 4,929,275
15,924,886

52 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks 6.9%
Banco de Credito e
Inversiones SA ,
3.50%, 10/12/2027(b) 200,000 217,502
Banco Santander SA ,
Reg. S, (USD ICE Swap
Rate 5 Year + 4.99%),
7.50%, 2/08/2024(e)(f) 1,200,000 1,266,000
3.49%, 5/28/2030 3,200,000 3,480,846
Bank Leumi Le-Israel BM ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 1.63%),
3.27%, 1/29/2031(b)(f) 200,000 200,840
Bank of America Corp. ,
Series JJ, (ICE LIBOR USD
3 Month + 3.29%), 5.13%,
6/20/2024(e)(f) 2,910,000 2,984,010
Series X, (ICE LIBOR USD
3 Month + 3.71%), 6.25%,
9/05/2024(e)(f) 1,240,000 1,328,350
4.45%, 3/3/2026 4,155,000 4,770,603
(ICE LIBOR USD 3 Month +
1.51%), 3.71%, 4/24/2028(f) 3,125,000 3,528,504
(SOFR + 2.15%), 2.59%,
4/29/2031(f) 4,605,000 4,862,818
Banque Centrale de Tunisie ,
Reg. S, 5.75%, 1/30/2025 600,000 538,447
BNP Paribas SA ,
(USD Swap Semi 5
Year + 4.92%), 6.75%,
3/14/2022(b)(d)(e)(f) 2,045,000 2,108,906
3.50%, 3/1/2023(b) 7,020,000 7,440,558
Citigroup, Inc. ,
(ICE LIBOR USD 3
Month + 4.23%), 5.90%,
2/15/2023(e)(f) 1,235,000 1,264,591
Series U, (SOFR + 3.81%),
5.00%, 9/12/2024(e)(f) 1,239,000 1,232,805
Series V, (SOFR + 3.23%),
4.70%, 1/30/2025(e)(f) 750,000 724,687
(ICE LIBOR USD 3 Month +
0.90%), 3.35%, 4/24/2025(f) 5,475,000 5,922,588
(ICE LIBOR USD 3 Month +
1.56%), 3.89%, 1/10/2028(f) 2,080,000 2,352,619
Citizens Financial Group, Inc. ,
Series B, (ICE LIBOR USD
3 Month + 3.00%), 6.00%,
7/06/2023(e)(f) 2,650,000 2,545,060
Comerica, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 5.29%),
5.63%, 7/01/2025(d)(e)(f) 1,305,000 1,370,250
Development Bank of Japan,
Inc. ,
1.00%, 8/27/2030(b) 2,105,000 2,100,785
Development Bank of
Mongolia LLC ,
7.25%, 10/23/2023(b) 200,000 209,015
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Fifth Third Bancorp ,
(ICE LIBOR USD 3
Month + 3.03%), 5.10%,
6/30/2023(d)(e)(f) 2,560,000 2,356,160
Series L, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.22%),
4.50%, 9/30/2025(d)(e)(f) 655,000 659,094
Grupo Aval Ltd. ,
4.38%, 2/4/2030(b) 200,000 193,000
HSBC Holdings plc ,
(SOFR + 1.73%), 2.01%,
9/22/2028(f) 4,085,000 4,041,316
Huntington Bancshares, Inc. ,
Series E, (ICE LIBOR USD
3 Month + 2.88%), 5.70%,
4/15/2023(d)(e)(f) 2,285,000 2,137,344
Series F, (US Treasury Yield
Curve Rate T Note Constant
Maturity 10 Year + 4.95%),
5.63%, 7/15/2030(d)(e)(f) 700,000 770,000
ING Groep NV ,
(USD Swap Semi 5
Year + 4.45%), 6.50%,
4/16/2025(d)(e)(f) 1,000,000 1,058,000
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.34%),
5.75%, 11/16/2026(e)(f) 1,385,000 1,438,669
JPMorgan Chase & Co. ,
Series CC, (ICE LIBOR
USD 3 Month + 2.58%),
4.62%, 11/01/2022(d)(e)(f) 1,430,000 1,396,569
Series FF, (SOFR + 3.38%),
5.00%, 8/01/2024(e)(f) 1,385,000 1,382,613
Series HH, (SOFR
+ 3.13%), 4.60%,
2/01/2025(e)(f) 775,000 759,500
(ICE LIBOR USD 3 Month +
1.16%), 3.22%, 3/1/2025(f) 9,650,000 10,371,404
(SOFR + 1.51%), 2.74%,
10/15/2030(f) 4,550,000 4,898,341
(SOFR + 2.52%), 2.96%,
5/13/2031(f) 4,045,000 4,323,740
M&T Bank Corp. ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.17%), 5.00%,
8/01/2024(e)(f) 1,295,000 1,330,354
NBK Tier 1 Financing 2 Ltd. ,
(USD Swap Semi 6
Year + 2.83%), 4.50%,
11/27/2025(b)(e)(f) 200,000 197,226

NVIT Core Plus Bond Fund - September 30, 2020 (Unaudited) - Statement of Investments - 53
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Regions Financial Corp. ,
Series D, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.43%), 5.75%,
6/15/2025(d)(e)(f) 650,000 693,875
Truist Bank ,
2.25%, 3/11/2030 2,210,000 2,275,025
Truist Financial Corp. ,
Series N, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.00%), 4.80%,
9/01/2024(e)(f) 2,185,000 2,193,194
Series L, (ICE LIBOR USD
3 Month + 3.10%), 5.05%,
12/15/2024(e)(f) 760,000 725,800
Series P, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.61%),
4.95%, 9/01/2025(d)(e)(f) 590,000 620,975
Series Q, (US Treasury
Yield Curve Rate T Note
Constant Maturity 10
Year + 4.35%), 5.10%,
3/01/2030(e)(f) 650,000 702,617
Wells Fargo & Co. ,
Series S, (ICE LIBOR USD
3 Month + 3.11%), 5.90%,
6/15/2024(e)(f) 1,290,000 1,318,505
Series U, (ICE LIBOR USD
3 Month + 3.99%), 5.87%,
6/15/2025(e)(f) 645,000 694,923
(SOFR + 2.00%), 2.19%,
4/30/2026(f) 1,680,000 1,744,787
(ICE LIBOR USD 3
Month + 1.17%), 2.88%,
10/30/2030(f) 8,980,000 9,578,167
(SOFR + 2.53%), 3.07%,
4/30/2041(f) 5,055,000 5,244,800
113,555,782
Beverages 1.4%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 11,400,000 14,131,303
Coca-Cola Co. (The) ,
1.38%, 3/15/2031 3,495,000 3,461,571
2.50%, 3/15/2051 2,685,000 2,665,340
Diageo Capital plc ,
2.00%, 4/29/2030 2,565,000 2,640,474
22,898,688
Biotechnology 1.6%
AbbVie, Inc. ,
2.30%, 11/21/2022(b) 2,105,000 2,178,233
2.95%, 11/21/2026(b) 12,930,000 14,085,032
4.25%, 11/21/2049(b) 1,435,000 1,694,952
Gilead Sciences, Inc. ,
1.65%, 10/1/2030(d) 6,050,000 6,038,059
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
Gilead Sciences, Inc.,
2.80%, 10/1/2050 2,675,000 2,638,650
26,634,926
Building Products 0.7%
Carrier Global Corp. ,
2.49%, 2/15/2027(b) 4,710,000 4,922,331
2.72%, 2/15/2030(b) 3,515,000 3,670,417
Cornerstone Building Brands,
Inc. ,
8.00%, 4/15/2026(b) 180,000 189,000
6.13%, 1/15/2029(b) 470,000 474,700
JELD-WEN, Inc. ,
4.63%, 12/15/2025(b) 100,000 100,500
4.88%, 12/15/2027(b)(d) 410,000 418,220
Masonite International Corp. ,
5.75%, 9/15/2026(b) 435,000 453,487
5.38%, 2/1/2028(b)(d) 100,000 106,820
Standard Industries, Inc. ,
5.00%, 2/15/2027(b) 80,000 83,200
4.38%, 7/15/2030(b) 425,000 435,738
Votorantim Cimentos
International SA ,
Reg. S, 7.25%, 4/5/2041 200,000 256,400
11,110,813
Capital Markets 2.1%
Bank of New York Mellon
Corp. (The) ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 4.36%), 4.70%,
9/20/2025(e)(f) 1,425,000 1,511,925
Series F, (ICE LIBOR USD
3 Month + 3.13%), 4.62%,
9/20/2026(e)(f) 1,395,000 1,445,569
Credit Suisse Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.82%),
6.37%, 8/21/2026(b)(e)(f) 1,600,000 1,710,000
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.29%),
5.10%, 1/24/2030(b)(e)(f) 1,705,000 1,645,325
Goldman Sachs Group, Inc.
(The) ,
Series Q, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.62%), 5.50%,
8/10/2024(e)(f) 1,598,000 1,685,890
Series R, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.22%), 4.95%,
2/10/2025(d)(e)(f) 1,144,000 1,144,343
(ICE LIBOR USD 3 Month +
1.20%), 3.27%, 9/29/2025(f) 2,200,000 2,381,409

54 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The),
Series O, (ICE LIBOR USD
3 Month + 3.83%), 5.30%,
11/10/2026(d)(e)(f) 1,050,000 1,114,207
Huarong Finance 2017 Co.
Ltd. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 7.77%),
4.50%, 1/24/2022(e)(f) 400,000 403,997
Intercontinental Exchange,
Inc. ,
2.65%, 9/15/2040 1,360,000 1,351,297
3.00%, 9/15/2060 1,085,000 1,090,593
LPL Holdings, Inc. ,
5.75%, 9/15/2025(b) 515,000 533,635
4.63%, 11/15/2027(b) 215,000 217,150
Morgan Stanley ,
3.63%, 1/20/2027 4,000,000 4,518,462
(ICE LIBOR USD 3 Month +
1.14%), 3.77%, 1/24/2029(f) 2,705,000 3,080,295
(SOFR + 1.14%), 2.70%,
1/22/2031(f) 7,235,000 7,724,086
UBS Group AG ,
Reg. S, (USD Swap Semi
5 Year + 4.59%), 6.87%,
8/07/2025(e)(f) 2,205,000 2,419,988
33,978,171
Chemicals 0.2%
CNAC HK Finbridge Co. Ltd. ,
Reg. S, 3.38%, 6/19/2024 200,000 207,790
Reg. S, 3.38%, 6/19/2024 200,000 207,790
Reg. S, 5.13%, 3/14/2028 400,000 455,407
Element Solutions, Inc. ,
3.88%, 9/1/2028(b) 155,000 152,094
Illuminate Buyer LLC ,
9.00%, 7/1/2028(b)(d) 70,000 75,075
Minerals Technologies, Inc. ,
5.00%, 7/1/2028(b) 85,000 87,957
Nouryon Holding BV ,
8.00%, 10/1/2026(b)(d) 460,000 486,901
NOVA Chemicals Corp. ,
4.88%, 6/1/2024(b) 355,000 352,453
5.25%, 6/1/2027(b) 583,000 548,749
Olin Corp. ,
5.63%, 8/1/2029(d) 445,000 438,320
Sasol Financing USA LLC ,
5.88%, 3/27/2024 400,000 385,000
6.50%, 9/27/2028 200,000 188,960
Trinseo Materials Operating
SCA ,
5.38%, 9/1/2025(b) 90,000 89,550
Tronox , Inc. ,
6.50%, 4/15/2026(b)(d) 365,000 365,000
4,041,046
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies 0.4%
APX Group, Inc. ,
7.63%, 9/1/2023(d) 285,000 287,850
6.75%, 2/15/2027(b)(d) 245,000 254,187
Aramark Services, Inc. ,
6.38%, 5/1/2025(b)(d) 520,000 541,671
5.00%, 2/1/2028(b)(d) 795,000 800,963
Garda World Security Corp. ,
8.75%, 5/15/2025(b) 325,000 328,250
9.50%, 11/1/2027(b)(d) 39,000 40,950
Harsco Corp. ,
5.75%, 7/31/2027(b) 530,000 537,287
IAA, Inc. ,
5.50%, 6/15/2027(b) 695,000 723,669
KAR Auction Services, Inc. ,
5.13%, 6/1/2025(b) 700,000 699,986
Nielsen Co. Luxembourg
SARL (The) ,
5.00%, 2/1/2025(b)(d) 640,000 650,400
Nielsen Finance LLC ,
5.00%, 4/15/2022(b) 75,000 75,187
5.63%, 10/1/2028(b) 445,000 457,238
5.88%, 10/1/2030(b) 290,000 300,150
Prime Security Services
Borrower LLC ,
5.75%, 4/15/2026(b)(d) 590,000 630,934
3.38%, 8/31/2027(b) 150,000 144,188
6.25%, 1/15/2028(b) 565,000 572,062
7,044,972
Communications Equipment 0.1%
CommScope Technologies
LLC ,
6.00%, 6/15/2025(b)(d) 662,000 670,970
5.00%, 3/15/2027(b) 560,000 537,600
CommScope , Inc. ,
6.00%, 3/1/2026(b) 80,000 83,392
8.25%, 3/1/2027(b)(d) 430,000 447,200
7.13%, 7/1/2028(b) 290,000 297,975
2,037,137
Construction & Engineering 0.1%
China Minmetals Corp. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.72%),
3.75%, 11/13/2022(e)(f) 844,000 858,324
Dianjian Haiyu Ltd. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 5.45%),
4.30%, 6/20/2024(e)(f) 250,000 257,625
IHS Netherlands Holdco BV ,
8.00%, 9/18/2027(b) 200,000 204,500
Mexico City Airport Trust ,
5.50%, 7/31/2047(b) 200,000 163,110
1,483,559
Consumer Finance 1.0%
Ally Financial, Inc. ,
8.00%, 11/1/2031 280,000 383,104

NVIT Core Plus Bond Fund - September 30, 2020 (Unaudited) - Statement of Investments - 55
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Avolon Holdings Funding Ltd. ,
3.25%, 2/15/2027(b) 6,155,000 5,488,255
Capital One Financial Corp. ,
Series E, (ICE LIBOR USD
3 Month + 3.80%), 4.05%,
12/01/2020(e)(f) 4,525,000 3,999,783
Discover Financial Services ,
Series D, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.78%), 6.13%,
6/23/2025(e)(f) 655,000 692,859
Series C, (ICE LIBOR USD
3 Month + 3.08%), 5.50%,
10/30/2027(e)(f) 3,050,000 2,903,753
Ford Motor Credit Co. LLC ,
4.69%, 6/9/2025 235,000 237,914
5.13%, 6/16/2025 200,000 206,250
4.39%, 1/8/2026 725,000 716,728
5.11%, 5/3/2029 585,000 601,087
Global Aircraft Leasing Co.
Ltd. ,
6.50%, 9/15/2024(b)(g) 461,131 257,081
OneMain Finance Corp. ,
6.13%, 3/15/2024 350,000 366,625
8.88%, 6/1/2025 70,000 77,525
7.13%, 3/15/2026 335,000 374,262
16,305,226
Containers & Packaging 0.2%
Berry Global, Inc. ,
4.50%, 2/15/2026(b)(d) 110,000 111,100
5.63%, 7/15/2027(b)(d) 440,000 461,450
Graham Packaging Co., Inc. ,
7.13%, 8/15/2028(b)(d) 295,000 307,169
Intelligent Packaging Ltd.
Finco , Inc. ,
6.00%, 9/15/2028(b) 70,000 70,983
Mauser Packaging Solutions
Holding Co. ,
5.50%, 4/15/2024(b) 65,000 65,230
7.25%, 4/15/2025(b)(d) 905,000 851,831
Reynolds Group Issuer, Inc. ,
4.00%, 10/15/2027(b) 430,000 432,774
Trident TPI Holdings, Inc. ,
9.25%, 8/1/2024(b) 305,000 323,773
Trivium Packaging Finance
BV ,
8.50%, 8/15/2027(b)(c) 220,000 237,209
2,861,519
Distributors 0.1%
Core & Main LP ,
6.13%, 8/15/2025(b)(d) 190,000 192,456
Performance Food Group,
Inc. ,
6.88%, 5/1/2025(b)(d) 55,000 58,575
5.50%, 10/15/2027(b) 500,000 515,000
Resideo Funding, Inc. ,
6.13%, 11/1/2026(b)(d) 320,000 315,200
Corporate Bonds
Principal
Amount ($) Value ($)
Distributors
Univar Solutions USA, Inc. ,
5.13%, 12/1/2027(b) 745,000 764,556
1,845,787
Diversified Consumer Services 0.0%
†
frontdoor , Inc. ,
6.75%, 8/15/2026(b)(d) 260,000 276,900
Diversified Financial Services 0.4%
Charming Light Investments
Ltd. ,
Reg. S, 4.38%, 12/21/2027 400,000 453,333
Gazprom PJSC ,
5.15%, 2/11/2026(b) 391,000 435,565
Gtlk Europe Capital DAC ,
Reg. S, 4.95%, 2/18/2026 273,000 279,014
Reg. S, 4.65%, 3/10/2027 200,000 197,947
MDGH - GMTN BV ,
3.70%, 11/7/2049(b) 200,000 223,580
MPH Acquisition Holdings
LLC ,
7.13%, 6/1/2024(b)(d) 1,095,000 1,125,112
Ontario Teachers' Finance
Trust ,
1.25%, 9/27/2030(b) 3,315,000 3,314,795
Power Finance Corp. Ltd. ,
3.95%, 4/23/2030(b) 200,000 193,017
6,222,363
Diversified Telecommunication Services 2.0%
Altice France Holding SA ,
6.00%, 2/15/2028(b)(d) 665,000 634,270
Altice France SA ,
7.38%, 5/1/2026(b) 610,000 639,219
8.13%, 2/1/2027(b) 355,000 386,847
5.50%, 1/15/2028(b) 540,000 546,750
AT&T, Inc. ,
4.35%, 3/1/2029 2,955,000 3,468,460
3.50%, 6/1/2041 1,420,000 1,493,413
4.35%, 6/15/2045 620,000 694,577
3.30%, 2/1/2052 2,040,000 1,898,245
3.50%, 9/15/2053(b) 5,335,000 5,197,548
3.55%, 9/15/2055(b) 6,673,000 6,383,379
3.85%, 6/1/2060 4,160,000 4,222,147
CCO Holdings LLC ,
5.75%, 2/15/2026(b) 545,000 566,800
5.50%, 5/1/2026(b) 200,000 208,500
5.00%, 2/1/2028(b) 190,000 199,738
4.75%, 3/1/2030(b) 55,000 58,231
4.50%, 8/15/2030(b) 805,000 845,286
Frontier Communications
Corp. ,
8.00%, 4/1/2027(b)(c) 1,095,000 1,091,217
Intelsat Jackson Holdings SA ,
8.00%, 2/15/2024(b)(c) 735,000 746,025
Sprint Capital Corp. ,
6.88%, 11/15/2028(d) 185,000 230,387
8.75%, 3/15/2032 265,000 387,910
Verizon Communications, Inc. ,
1.50%, 9/18/2030 2,685,000 2,673,769

56 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Virgin Media Finance plc ,
5.00%, 7/15/2030(b) 585,000 582,075
33,154,793
Electric Utilities 1.8%
ABY Transmision Sur SA ,
6.88%, 4/30/2043(b) 194,960 254,179
Adani Electricity Mumbai Ltd. ,
3.95%, 2/12/2030(b) 200,000 195,540
Comision Federal de
Electricidad ,
Reg. S, 4.75%, 2/23/2027 200,000 214,750
Commonwealth Edison Co. ,
4.00%, 3/1/2049 5,310,000 6,550,285
Duke Energy Indiana LLC ,
Series YYY, 3.25%,
10/1/2049 3,660,000 4,074,533
Empresa de Transmision
Electrica SA ,
5.13%, 5/2/2049(b) 400,000 462,300
Entergy Texas, Inc. ,
1.75%, 3/15/2031 2,905,000 2,879,170
Eskom Holdings SOC Ltd. ,
Reg. S, 6.75%, 8/6/2023 200,000 183,912
7.13%, 2/11/2025(b) 200,000 182,144
Evergy , Inc. ,
2.45%, 9/15/2024 1,490,000 1,577,047
Interstate Power and Light
Co. ,
2.30%, 6/1/2030 1,790,000 1,892,442
Kentucky Utilities Co. ,
3.30%, 6/1/2050 2,345,000 2,555,401
Pacific Gas and Electric Co. ,
3.30%, 8/1/2040 1,410,000 1,287,804
3.50%, 8/1/2050 4,235,000 3,815,116
Perusahaan Listrik Negara PT ,
Reg. S, 5.25%, 10/24/2042 200,000 229,140
Southwestern Public Service
Co. ,
Series 8, 3.15%, 5/1/2050 2,825,000 3,039,240
29,393,003
Electrical Equipment 0.0%
†
EnerSys ,
4.38%, 12/15/2027(b) 385,000 392,700
Energy Equipment & Services 0.0%
†
Archrock Partners LP ,
6.25%, 4/1/2028(b)(d) 240,000 226,200
USA Compression Partners
LP ,
6.88%, 4/1/2026 210,000 208,162
6.88%, 9/1/2027 85,000 84,288
518,650
Entertainment 0.6%
Activision Blizzard, Inc. ,
2.50%, 9/15/2050 2,465,000 2,254,778
Live Nation Entertainment,
Inc. ,
4.88%, 11/1/2024(b)(d) 270,000 261,225
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment
Live Nation Entertainment,
Inc.,
6.50%, 5/15/2027(b)(d) 955,000 1,030,674
4.75%, 10/15/2027(b) 385,000 360,576
Walt Disney Co. (The) ,
3.50%, 5/13/2040 2,825,000 3,163,957
4.70%, 3/23/2050 2,450,000 3,235,733
10,306,943
Equity Real Estate Investment Trusts (REITs) 1.0%
ESH Hospitality, Inc. ,
5.25%, 5/1/2025(b) 405,000 409,050
Essex Portfolio LP ,
2.65%, 3/15/2032 5,825,000 6,146,313
Iron Mountain, Inc. ,
4.88%, 9/15/2027(b) 440,000 448,695
5.25%, 3/15/2028(b) 785,000 817,381
5.00%, 7/15/2028(b) 70,000 71,749
4.88%, 9/15/2029(b) 110,000 111,925
5.25%, 7/15/2030(b) 215,000 224,138
5.63%, 7/15/2032(b) 895,000 945,120
RHP Hotel Properties LP ,
4.75%, 10/15/2027 350,000 322,497
Uniti Group LP ,
6.00%, 4/15/2023(b) 480,000 482,700
7.88%, 2/15/2025(b) 555,000 588,136
Ventas Realty LP ,
3.50%, 4/15/2024(d) 6,105,000 6,524,470
17,092,174
Food & Staples Retailing 0.1%
Cencosud SA ,
4.38%, 7/17/2027(b) 260,000 282,983
Reg. S, 4.38%, 7/17/2027 200,000 217,680
US Foods, Inc. ,
6.25%, 4/15/2025(b) 280,000 296,450
Walmart, Inc. ,
4.05%, 6/29/2048 20,000 26,033
823,146
Food Products 0.8%
Kraft Heinz Foods Co. ,
3.88%, 5/15/2027(b) 110,000 117,172
3.75%, 4/1/2030(b)(d) 5,575,000 5,885,128
5.20%, 7/15/2045 35,000 38,194
4.88%, 10/1/2049(b) 5,430,000 5,718,926
Post Holdings, Inc. ,
5.75%, 3/1/2027(b) 100,000 105,125
5.63%, 1/15/2028(b) 780,000 826,071
4.63%, 4/15/2030(b)(d) 705,000 725,269
13,415,885
Health Care Equipment & Supplies 0.0%
†
Ortho-Clinical Diagnostics,
Inc. ,
7.38%, 6/1/2025(b) 80,000 81,200
7.25%, 2/1/2028(b)(d) 495,000 514,800
596,000

NVIT Core Plus Bond Fund - September 30, 2020 (Unaudited) - Statement of Investments - 57
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services 1.7%
Acadia Healthcare Co., Inc. ,
5.50%, 7/1/2028(b) 410,000 421,690
5.00%, 4/15/2029(b) 120,000 121,050
Cigna Corp. ,
3.75%, 7/15/2023 9,619,000 10,423,126
2.40%, 3/15/2030 3,865,000 3,996,377
CVS Health Corp. ,
3.00%, 8/15/2026 3,045,000 3,326,134
1.75%, 8/21/2030 4,080,000 3,994,195
2.70%, 8/21/2040 690,000 659,983
Envision Healthcare Corp. ,
8.75%, 10/15/2026(b) 215,000 98,900
HCA, Inc. ,
7.69%, 6/15/2025(d) 155,000 182,125
5.38%, 9/1/2026(d) 690,000 762,450
5.63%, 9/1/2028 145,000 165,873
5.88%, 2/1/2029(d) 370,000 431,050
Polaris Intermediate Corp. ,
8.50%, 12/1/2022(b)(d)(g) 185,000 188,237
Select Medical Corp. ,
6.25%, 8/15/2026(b)(d) 90,000 93,600
Team Health Holdings, Inc. ,
6.38%, 2/1/2025(b)(d) 325,000 222,625
Tenet Healthcare Corp. ,
6.75%, 6/15/2023 340,000 357,000
7.00%, 8/1/2025(d) 170,000 174,981
4.63%, 6/15/2028(b) 90,000 90,758
6.13%, 10/1/2028(b)(d) 1,940,000 1,889,075
Vizient , Inc. ,
6.25%, 5/15/2027(b) 210,000 219,975
West Street Merger Sub, Inc. ,
6.38%, 9/1/2025(b)(d) 740,000 754,645
28,573,849
Hotels, Restaurants & Leisure 0.5%
1011778 BC ULC ,
4.25%, 5/15/2024(b) 340,000 346,273
5.75%, 4/15/2025(b) 35,000 37,362
5.00%, 10/15/2025(b) 730,000 748,513
Boyd Gaming Corp. ,
6.38%, 4/1/2026(d) 255,000 265,504
6.00%, 8/15/2026 525,000 541,406
Carnival Corp. ,
11.50%, 4/1/2023(b) 835,000 936,018
9.88%, 8/1/2027(b)(d) 140,000 147,979
Cedar Fair LP ,
5.50%, 5/1/2025(b) 685,000 703,837
5.38%, 4/15/2027 55,000 54,725
Churchill Downs, Inc. ,
5.50%, 4/1/2027(b) 260,000 271,388
Hilton Domestic Operating
Co., Inc. ,
5.75%, 5/1/2028(b) 580,000 613,350
Hilton Worldwide Finance
LLC ,
4.63%, 4/1/2025(d) 310,000 311,550
4.88%, 4/1/2027 40,000 40,637
KFC Holding Co. ,
5.25%, 6/1/2026(b) 25,000 25,975
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Royal Caribbean Cruises Ltd. ,
10.88%, 6/1/2023(b)(d) 70,000 78,307
11.50%, 6/1/2025(b) 670,000 778,706
Scientific Games International,
Inc. ,
5.00%, 10/15/2025(b) 175,000 176,094
8.25%, 3/15/2026(b) 160,000 167,441
7.00%, 5/15/2028(b) 250,000 250,612
SeaWorld Parks &
Entertainment, Inc. ,
9.50%, 8/1/2025(b) 120,000 123,898
Six Flags Entertainment Corp. ,
5.50%, 4/15/2027(b)(d) 85,000 80,606
Six Flags Theme Parks, Inc. ,
7.00%, 7/1/2025(b) 760,000 808,450
Vail Resorts, Inc. ,
6.25%, 5/15/2025(b) 310,000 328,988
Wyndham Hotels & Resorts,
Inc. ,
5.38%, 4/15/2026(b) 115,000 117,012
4.38%, 8/15/2028(b) 370,000 358,900
Yum! Brands, Inc. ,
7.75%, 4/1/2025(b) 50,000 55,250
8,368,781
Household Durables 0.1%
Shea Homes LP ,
4.75%, 2/15/2028(b) 145,000 144,638
4.75%, 4/1/2029(b) 125,000 124,531
Taylor Morrison Communities,
Inc. ,
5.88%, 6/15/2027(b) 260,000 286,650
5.75%, 1/15/2028(b) 465,000 508,384
5.13%, 8/1/2030(b) 180,000 192,600
TRI Pointe Group, Inc. ,
5.25%, 6/1/2027 250,000 266,875
5.70%, 6/15/2028(d) 495,000 542,025
Williams Scotsman
International, Inc. ,
4.63%, 8/15/2028(b) 115,000 115,465
2,181,168
Household Products 0.0%
†
Energizer Holdings, Inc. ,
4.75%, 6/15/2028(b)(d) 510,000 527,799
Spectrum Brands, Inc. ,
5.50%, 7/15/2030(b)(d) 135,000 142,425
670,224
Independent Power and Renewable Electricity Producers
0.2%
Calpine Corp. ,
4.50%, 2/15/2028(b) 735,000 752,743
5.13%, 3/15/2028(b) 590,000 610,650
4.63%, 2/1/2029(b) 397,000 396,504
5.00%, 2/1/2031(b) 553,000 563,673
Talen Energy Supply LLC ,
10.50%, 1/15/2026(b) 235,000 178,600
7.25%, 5/15/2027(b) 430,000 428,547
6.63%, 1/15/2028(b)(d) 30,000 29,062

58 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Power and Renewable Electricity Producers
Talen Energy Supply LLC,
7.63%, 6/1/2028(b) 85,000 85,000
3,044,779
Industrial Conglomerates 0.8%
General Electric Co. ,
5.88%, 1/14/2038 4,495,000 5,239,008
4.25%, 5/1/2040 2,870,000 2,919,695
4.35%, 5/1/2050 4,310,000 4,385,259
12,543,962
Insurance 0.4%
Alliant Holdings Intermediate
LLC ,
6.75%, 10/15/2027(b) 470,000 493,087
AssuredPartners , Inc. ,
7.00%, 8/15/2025(b)(d) 340,000 346,307
Berkshire Hathaway Finance
Corp. ,
4.20%, 8/15/2048 4,035,000 5,177,036
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(b) 255,000 270,300
HUB International Ltd. ,
7.00%, 5/1/2026(b) 705,000 730,556
7,017,286
Interactive Media & Services 0.2%
Alphabet, Inc. ,
2.25%, 8/15/2060 1,905,000 1,795,411
Rackspace Technology
Global, Inc. ,
8.63%, 11/15/2024(b) 760,000 795,872
Tencent Holdings Ltd. ,
3.24%, 6/3/2050(b) 216,000 216,961
2,808,244
IT Services 0.9%
Fiserv, Inc. ,
2.65%, 6/1/2030 6,025,000 6,478,959
4.40%, 7/1/2049 3,632,000 4,530,842
International Business
Machines Corp. ,
3.30%, 5/15/2026 2,635,000 2,969,028
Presidio Holdings, Inc. ,
4.88%, 2/1/2027(b)(d) 550,000 557,397
8.25%, 2/1/2028(b)(d) 255,000 267,113
Tempo Acquisition LLC ,
6.75%, 6/1/2025(b) 242,000 246,988
15,050,327
Machinery 0.1%
Amsted Industries, Inc. ,
4.63%, 5/15/2030(b) 180,000 185,850
Granite US Holdings Corp. ,
11.00%, 10/1/2027(b) 110,000 112,750
Terex Corp. ,
5.63%, 2/1/2025(b)(d) 780,000 772,200
1,070,800
Corporate Bonds
Principal
Amount ($) Value ($)
Media 2.4%
Charter Communications
Operating LLC ,
4.46%, 7/23/2022 3,880,000 4,107,643
2.80%, 4/1/2031 2,835,000 2,940,552
4.80%, 3/1/2050 1,720,000 1,965,864
3.70%, 4/1/2051 2,565,000 2,535,059
Comcast Corp. ,
2.35%, 1/15/2027 7,820,000 8,401,019
3.30%, 2/1/2027 2,740,000 3,089,104
2.45%, 8/15/2052 4,085,000 3,818,885
2.65%, 8/15/2062(d) 375,000 356,308
CSC Holdings LLC ,
5.50%, 5/15/2026(b) 245,000 254,800
5.50%, 4/15/2027(b) 415,000 436,829
7.50%, 4/1/2028(b) 430,000 475,034
6.50%, 2/1/2029(b) 200,000 223,000
5.75%, 1/15/2030(b) 1,030,000 1,094,591
4.63%, 12/1/2030(b) 310,000 311,466
DISH DBS Corp. ,
7.38%, 7/1/2028(b) 75,000 77,250
Fox Corp. ,
5.58%, 1/25/2049(d) 5,195,000 7,178,485
Outfront Media Capital LLC ,
5.00%, 8/15/2027(b) 401,000 390,975
4.63%, 3/15/2030(b)(d) 120,000 115,200
Radiate Holdco LLC ,
4.50%, 9/15/2026(b) 160,000 159,967
6.50%, 9/15/2028(b)(d) 395,000 404,781
Sirius XM Radio, Inc. ,
3.88%, 8/1/2022(b) 45,000 45,478
4.63%, 7/15/2024(b) 225,000 232,734
5.38%, 7/15/2026(b) 65,000 67,646
5.00%, 8/1/2027(b) 130,000 135,794
5.50%, 7/1/2029(b) 595,000 639,744
4.13%, 7/1/2030(b) 425,000 435,536
Virgin Media Vendor Financing
Notes IV DAC ,
5.00%, 7/15/2028(b) 440,000 438,900
40,332,644
Metals & Mining 0.4%
Alcoa Nederland Holding BV ,
5.50%, 12/15/2027(b) 630,000 656,586
Arconic Corp. ,
6.13%, 2/15/2028(b) 395,000 405,616
Carpenter Technology Corp. ,
6.38%, 7/15/2028(d) 85,000 88,933
Chinalco Capital Holdings
Ltd. ,
Reg. S, 4.25%, 4/21/2022 200,000 203,240
Corp. Nacional del Cobre de
Chile ,
3.15%, 1/14/2030(b) 260,000 276,307
Reg. S, 5.63%, 9/21/2035 100,000 128,432
CSN Islands XI Corp. ,
6.75%, 1/28/2028(b) 219,000 210,284
CSN Resources SA ,
7.63%, 4/17/2026(b) 418,000 419,567
First Quantum Minerals Ltd. ,
6.88%, 3/1/2026(b) 405,000 390,319

NVIT Core Plus Bond Fund - September 30, 2020 (Unaudited) - Statement of Investments - 59
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Freeport-McMoRan, Inc. ,
5.00%, 9/1/2027(d) 135,000 141,213
4.13%, 3/1/2028 70,000 70,875
5.25%, 9/1/2029(d) 245,000 262,763
4.25%, 3/1/2030 70,000 71,750
5.40%, 11/14/2034 385,000 425,906
5.45%, 3/15/2043 825,000 915,964
Hudbay Minerals, Inc. ,
7.63%, 1/15/2025(b) 411,000 418,192
6.13%, 4/1/2029(b) 250,000 247,500
Joseph T Ryerson & Son, Inc. ,
8.50%, 8/1/2028(b) 205,000 215,763
Minera Mexico SA de CV ,
4.50%, 1/26/2050(b) 200,000 218,400
Minmetals Bounteous Finance
BVI Ltd. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 5.21%),
3.38%, 9/03/2024(e)(f) 205,000 206,794
Nexa Resources SA ,
5.38%, 5/4/2027(b) 318,000 330,326
Novelis Corp. ,
5.88%, 9/30/2026(b) 35,000 35,962
4.75%, 1/30/2030(b) 370,000 361,109
Vale Overseas Ltd. ,
3.75%, 7/8/2030 44,000 45,276
6,747,077
Multi-Utilities 0.4%
Dominion Energy, Inc. ,
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.99%), 4.65%,
12/15/2024(d)(e)(f) 1,035,000 1,048,849
DTE Energy Co. ,
Series F, 1.05%, 6/1/2025 2,645,000 2,648,752
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 3,120,000 3,087,155
6,784,756
Oil, Gas & Consumable Fuels 7.1%
Abu Dhabi Crude Oil Pipeline
LLC ,
Reg. S, 4.60%, 11/2/2047 550,000 673,244
4.60%, 11/2/2047(b) 200,000 244,816
Antero Midstream Partners LP ,
5.38%, 9/15/2024 290,000 247,950
Apache Corp. ,
4.88%, 11/15/2027(d) 150,000 141,750
4.38%, 10/15/2028 115,000 105,225
5.10%, 9/1/2040 85,000 76,406
4.75%, 4/15/2043 210,000 186,564
Ascent Resources Utica
Holdings LLC ,
7.00%, 11/1/2026(b) 805,000 615,825
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Buckeye Partners LP ,
4.15%, 7/1/2023 30,000 29,619
4.13%, 3/1/2025(b) 205,000 195,775
3.95%, 12/1/2026 335,000 312,682
4.13%, 12/1/2027 235,000 222,662
4.50%, 3/1/2028(b)(d) 430,000 414,413
5.85%, 11/15/2043 120,000 111,161
Canadian Natural Resources
Ltd. ,
2.95%, 7/15/2030 4,235,000 4,260,592
Cheniere Energy Partners LP ,
4.50%, 10/1/2029 1,065,000 1,092,158
Cheniere Energy, Inc. ,
4.63%, 10/15/2028(b)(d) 515,000 528,519
Chevron Corp. ,
2.00%, 5/11/2027 2,820,000 2,981,127
2.98%, 5/11/2040 2,820,000 3,038,694
Comstock Resources, Inc. ,
9.75%, 8/15/2026 315,000 324,040
9.75%, 8/15/2026 190,000 194,788
CrownRock LP ,
5.63%, 10/15/2025(b) 650,000 612,625
DCP Midstream Operating LP ,
3.88%, 3/15/2023 45,000 44,514
5.63%, 7/15/2027 290,000 296,670
(ICE LIBOR USD 3
Month + 3.85%), 5.85%,
5/21/2043(b)(d)(f) 310,000 226,300
5.60%, 4/1/2044(d) 545,000 497,836
Empresa Nacional del
Petroleo ,
Reg. S, 4.50%, 9/14/2047 200,000 217,149
Energy Transfer Operating LP ,
2.90%, 5/15/2025 2,930,000 2,945,243
Series B, (ICE LIBOR USD
3 Month + 4.16%), 6.63%,
2/15/2028(e)(f) 750,000 509,775
4.95%, 6/15/2028 3,970,000 4,202,149
3.75%, 5/15/2030 4,180,000 4,045,710
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(e)(f) 1,000,000 790,000
5.80%, 6/15/2038 2,595,000 2,552,487
6.25%, 4/15/2049(d) 2,085,000 2,145,551
Energy Transfer Partners LP ,
4.50%, 11/1/2023 4,000,000 4,250,509
EnLink Midstream Partners
LP ,
4.15%, 6/1/2025 10,000 8,610
4.85%, 7/15/2026 170,000 147,069
5.05%, 4/1/2045 135,000 85,986
5.45%, 6/1/2047 70,000 43,880
Enterprise Products Operating
LLC ,
4.25%, 2/15/2048 5,310,000 5,630,029
Series E, (ICE LIBOR USD
3 Month + 3.03%), 5.25%,
8/16/2077(f) 2,500,000 2,383,175

60 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
EQM Midstream Partners LP ,
4.75%, 7/15/2023(d) 180,000 179,775
4.00%, 8/1/2024 90,000 88,135
6.00%, 7/1/2025(b) 100,000 103,125
4.13%, 12/1/2026 195,000 185,322
6.50%, 7/1/2027(b) 345,000 365,707
5.50%, 7/15/2028 465,000 468,278
Exxon Mobil Corp. ,
4.23%, 3/19/2040 5,485,000 6,708,773
4.33%, 3/19/2050 3,120,000 3,877,749
Genesis Energy LP ,
6.50%, 10/1/2025 115,000 98,613
6.25%, 5/15/2026(d) 330,000 274,794
Global Partners LP ,
7.00%, 6/15/2023 35,000 35,700
7.00%, 8/1/2027(d) 185,000 188,539
6.88%, 1/15/2029(b) 120,000 121,200
Harvest Midstream I LP ,
7.50%, 9/1/2028(b) 280,000 278,600
Hilcorp Energy I LP ,
5.75%, 10/1/2025(b) 195,000 176,475
6.25%, 11/1/2028(b) 240,000 218,400
KazMunayGas National Co.
JSC ,
Reg. S, 5.38%, 4/24/2030 1,200,000 1,400,784
5.38%, 4/24/2030(b) 299,000 349,029
5.75%, 4/19/2047(b) 200,000 236,944
Reg. S, 5.75%, 4/19/2047 200,000 236,944
Kinder Morgan, Inc. ,
5.55%, 6/1/2045 2,120,000 2,520,015
Leviathan Bond Ltd. ,
Reg. S, 6.75%,
6/30/2030(b) 105,286 108,971
Magellan Midstream Partners
LP ,
3.25%, 6/1/2030(d) 2,270,000 2,434,546
Marathon Oil Corp. ,
4.40%, 7/15/2027 1,710,000 1,700,262
Marathon Petroleum Corp. ,
4.70%, 5/1/2025 9,845,000 11,112,486
Matador Resources Co. ,
5.88%, 9/15/2026 465,000 388,717
MPLX LP ,
2.65%, 8/15/2030 6,175,000 6,050,535
4.50%, 4/15/2038 6,580,000 6,726,048
MSU Energy SA ,
6.88%, 2/1/2025(b) 150,000 91,877
NuStar Logistics LP ,
5.75%, 10/1/2025 175,000 180,740
Occidental Petroleum Corp. ,
2.90%, 8/15/2024 1,010,000 856,914
5.88%, 9/1/2025(d) 160,000 146,634
Oil and Gas Holding Co.
BSCC (The) ,
Reg. S, 7.50%, 10/25/2027 630,000 668,601
Parsley Energy LLC ,
5.63%, 10/15/2027(b) 425,000 422,875
PDC Energy, Inc. ,
5.75%, 5/15/2026(d) 405,000 377,663
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Petrobras Global Finance BV ,
Reg. S, 5.09%, 1/15/2030 31,000 32,576
6.90%, 3/19/2049 329,000 365,881
Petroleos de Venezuela SA ,
Reg. S, 6.00%,
5/16/2024(h) 322,820 8,071
Reg. S, 6.00%,
11/15/2026(h) 830,693 20,767
Reg. S, 5.38%,
4/12/2027(h) 789,800 19,745
Petroleos del Peru SA ,
4.75%, 6/19/2032(b) 200,000 216,002
4.75%, 6/19/2032(b) 200,000 216,002
Petroleos Mexicanos ,
5.35%, 2/12/2028 690,000 590,619
6.50%, 1/23/2029 52,000 46,540
6.84%, 1/23/2030(b) 83,000 73,870
Reg. S, 5.95%, 1/28/2031 295,000 245,328
5.95%, 1/28/2031(b) 140,000 116,427
6.75%, 9/21/2047 382,000 294,140
6.35%, 2/12/2048 474,000 354,908
7.69%, 1/23/2050(b) 116,000 95,758
6.95%, 1/28/2060(b) 131,000 100,215
Plains All American Pipeline
LP ,
3.55%, 12/15/2029 2,075,000 2,006,255
Range Resources Corp. ,
4.88%, 5/15/2025 250,000 225,650
9.25%, 2/1/2026(b) 285,000 292,838
Saudi Arabian Oil Co. ,
Reg. S, 4.25%, 4/16/2039 950,000 1,092,011
4.25%, 4/16/2039(b) 200,000 229,510
Southern Gas Corridor CJSC ,
Reg. S, 6.88%, 3/24/2026 2,000,000 2,271,200
6.88%, 3/24/2026(b) 206,000 233,934
State Oil Co. of the Azerbaijan
Republic ,
Reg. S, 4.75%, 3/13/2023 500,000 517,350
Summit Midstream Holdings
LLC ,
5.75%, 4/15/2025 305,000 174,102
Suncor Energy, Inc. ,
3.10%, 5/15/2025 2,810,000 3,018,058
Tallgrass Energy Partners LP ,
4.75%, 10/1/2023(b) 60,000 56,850
5.50%, 9/15/2024(b) 85,000 79,900
7.50%, 10/1/2025(b) 165,000 165,668
6.00%, 3/1/2027(b) 220,000 201,300
5.50%, 1/15/2028(b) 85,000 76,500
Targa Resources Partners LP ,
4.25%, 11/15/2023 205,000 202,950
5.38%, 2/1/2027 33,000 33,185
5.50%, 3/1/2030(b) 860,000 855,700
4.88%, 2/1/2031(b) 195,000 188,843
Tengizchevroil Finance Co.
International Ltd. ,
3.25%, 8/15/2030(b) 200,000 201,802

NVIT Core Plus Bond Fund - September 30, 2020 (Unaudited) - Statement of Investments - 61
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Transcanada Trust ,
Series 16-A, (ICE LIBOR
USD 3 Month + 4.64%),
5.87%, 8/15/2076(d)(f) 1,515,000 1,613,475
Western Midstream Operating
LP ,
4.10%, 2/1/2025(c) 105,000 100,013
5.05%, 2/1/2030(c) 560,000 545,952
Williams Cos., Inc. (The) ,
4.50%, 11/15/2023(d) 1,955,000 2,140,521
WPX Energy, Inc. ,
5.75%, 6/1/2026 225,000 232,875
5.88%, 6/15/2028(d) 355,000 370,975
116,937,313
Paper & Forest Products 0.0%
†
Suzano Austria GmbH ,
6.00%, 1/15/2029 200,000 228,000
Personal Products 0.0%
†
Edgewell Personal Care Co. ,
5.50%, 6/1/2028(b) 155,000 163,096
Pharmaceuticals 0.5%
AstraZeneca plc ,
1.38%, 8/6/2030 4,175,000 4,061,092
Bausch Health Americas, Inc. ,
8.50%, 1/31/2027(b) 225,000 247,219
Bausch Health Cos., Inc. ,
5.50%, 3/1/2023(b) 4,000 3,985
7.00%, 3/15/2024(b) 190,000 196,650
6.13%, 4/15/2025(b) 440,000 450,450
5.50%, 11/1/2025(b) 340,000 348,075
5.75%, 8/15/2027(b)(d) 40,000 42,450
Takeda Pharmaceutical Co.
Ltd. ,
3.38%, 7/9/2060(d) 1,478,000 1,521,333
Upjohn, Inc. ,
4.00%, 6/22/2050(b) 2,010,000 2,139,875
9,011,129
Professional Services 0.1%
ASGN, Inc. ,
4.63%, 5/15/2028(b) 670,000 672,760
Jaguar Holding Co. II ,
4.63%, 6/15/2025(b) 175,000 180,250
5.00%, 6/15/2028(b) 370,000 386,188
Korn Ferry ,
4.63%, 12/15/2027(b) 510,000 515,100
1,754,298
Real Estate Management & Development 0.1%
Realogy Group LLC ,
4.88%, 6/1/2023(b) 100,000 99,000
7.63%, 6/15/2025(b)(d) 275,000 288,062
9.38%, 4/1/2027(b) 390,000 403,728
790,790
Corporate Bonds
Principal
Amount ($) Value ($)
Road & Rail 0.0%
†
AerCap Global Aviation Trust ,
(ICE LIBOR USD 3
Month + 4.30%), 6.50%,
6/15/2045(b)(d)(f) 229,000 194,650
Avis Budget Car Rental LLC ,
5.25%, 3/15/2025(b) 230,000 209,311
Watco Cos. LLC ,
6.50%, 6/15/2027(b) 175,000 179,047
583,008
Semiconductors & Semiconductor Equipment 1.7%
Amkor Technology, Inc. ,
6.63%, 9/15/2027(b) 915,000 981,676
Broadcom, Inc. ,
2.25%, 11/15/2023 2,980,000 3,097,900
4.70%, 4/15/2025 2,125,000 2,414,200
3.15%, 11/15/2025 2,980,000 3,214,141
5.00%, 4/15/2030 4,730,000 5,578,990
4.30%, 11/15/2032 4,475,000 5,101,811
Microchip Technology, Inc. ,
3.92%, 6/1/2021 7,250,000 7,407,673
ON Semiconductor Corp. ,
3.88%, 9/1/2028(b) 300,000 304,223
28,100,614
Software 0.8%
BY Crown Parent LLC ,
4.25%, 1/31/2026(b) 172,000 175,118
Granite Merger Sub 2, Inc. ,
11.00%, 7/15/2027(b) 25,000 26,312
j2 Cloud Services LLC ,
6.00%, 7/15/2025(b) 475,000 494,000
Oracle Corp. ,
4.00%, 7/15/2046 2,510,000 2,966,691
3.60%, 4/1/2050 3,585,000 3,997,356
3.85%, 4/1/2060 3,295,000 3,866,625
Solera LLC ,
10.50%, 3/1/2024(b)(d) 765,000 799,425
SS&C Technologies, Inc. ,
5.50%, 9/30/2027(b) 765,000 812,981
13,138,508
Specialty Retail 0.1%
Asbury Automotive Group,
Inc. ,
4.50%, 3/1/2028(b) 30,000 30,187
4.75%, 3/1/2030(b) 5,000 5,038
L Brands, Inc. ,
9.38%, 7/1/2025(b) 100,000 114,750
5.25%, 2/1/2028 100,000 96,750
6.63%, 10/1/2030(b) 100,000 101,750
Staples, Inc. ,
7.50%, 4/15/2026(b) 580,000 534,447
882,922
Technology Hardware, Storage & Peripherals 1.3%
Apple, Inc. ,
3.35%, 2/9/2027 2,545,000 2,909,477
2.95%, 9/11/2049 4,440,000 4,854,688
2.55%, 8/20/2060 2,035,000 2,024,633

62 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
Dell International LLC ,
4.42%, 6/15/2021(b) 2,616,000 2,677,797
5.45%, 6/15/2023(b) 4,880,000 5,350,142
6.02%, 6/15/2026(b) 1,800,000 2,114,025
6.20%, 7/15/2030(b) 590,000 707,446
20,638,208
Textiles, Apparel & Luxury Goods 0.0%
†
William Carter Co. (The) ,
5.63%, 3/15/2027(b) 590,000 615,812
Tobacco 0.9%
BAT Capital Corp. ,
2.26%, 3/25/2028 4,275,000 4,285,423
2.73%, 3/25/2031 8,550,000 8,468,136
5.28%, 4/2/2050 1,960,000 2,298,861
15,052,420
Trading Companies & Distributors 0.1%
Beacon Roofing Supply, Inc. ,
4.88%, 11/1/2025(b) 975,000 955,500
Wireless Telecommunication Services 1.0%
Sprint Corp. ,
7.13%, 6/15/2024 640,000 736,391
7.63%, 3/1/2026 315,000 380,641
T-Mobile USA, Inc. ,
2.05%, 2/15/2028(b) 2,985,000 3,050,789
3.88%, 4/15/2030(b) 5,240,000 5,958,037
2.55%, 2/15/2031(b) 2,990,000 3,097,879
4.38%, 4/15/2040(b) 2,975,000 3,487,206
16,710,943
Total Corporate Bonds
(cost $714,832,512)
752,908,951
Foreign Government Securities 2.9%
ANGOLA 0.1%
Republic of Angola ,
Reg. S, 8.25%, 5/9/2028 200,000 158,900
Reg. S, 8.00%, 11/26/2029 240,000 189,473
Reg. S, 9.38%, 5/8/2048 1,000,000 779,720
Reg. S, 9.13%, 11/26/2049 200,000 155,500
1,283,593
ARGENTINA 0.1%
Argentine Republic ,
1.00%, 7/9/2029 128,076 58,340
0.12%, 1/9/2038(c) 1,780,588 764,762
0.12%, 7/9/2041(c) 1,840,000 730,480
1,553,582
ARMENIA 0.0%
†
Republic of Armenia ,
Reg. S, 3.95%, 9/26/2029 200,000 193,540
Foreign Government Securities
Principal
Amount ($) Value ($)
BAHRAIN 0.0%
†
Kingdom of Bahrain ,
Reg. S, 5.45%, 9/16/2032 200,000 188,526
BELARUS 0.0%
†
Republic of Belarus ,
Reg. S, 5.88%, 2/24/2026 200,000 185,088
Reg. S, 6.38%, 2/24/2031 200,000 186,510
371,598
BELIZE 0.0%
†
Belize Government Bond ,
Reg. S, 4.94%,
2/20/2034(c) 223,382 95,884
BERMUDA 0.1%
Bermuda Government Bond ,
Reg. S, 3.72%, 1/25/2027 200,000 219,002
Reg. S, 4.75%, 2/15/2029 472,000 562,954
781,956
BRAZIL 0.0%
†
Federative Republic of Brazil ,
3.88%, 6/12/2030 200,000 199,800
5.63%, 1/7/2041 220,000 237,050
State of Minas Gerais ,
Reg. S, 5.33%, 2/15/2028 320,000 328,403
765,253
COLOMBIA 0.1%
Republic of Colombia ,
3.00%, 1/30/2030 208,000 211,328
7.38%, 9/18/2037 132,000 185,625
6.13%, 1/18/2041 290,000 371,200
5.00%, 6/15/2045 410,000 477,650
1,245,803
COSTA RICA 0.1%
Republic of Costa Rica ,
Reg. S, 6.13%, 2/19/2031 205,000 192,700
Reg. S, 7.16%, 3/12/2045 700,000 637,350
7.16%, 3/12/2045(b) 438,000 398,799
1,228,849
DOMINICAN REPUBLIC 0.1%
Dominican Republic
Government Bond ,
Reg. S, 7.45%, 4/30/2044 100,000 112,500
Reg. S, 6.85%, 1/27/2045 630,000 663,390
Reg. S, 6.40%, 6/5/2049 150,000 150,525
Reg. S, 5.88%, 1/30/2060 650,000 614,250
1,540,665
ECUADOR 0.1%
Republic of Ecuador ,
0.00%, 7/31/2030(b) 84,060 38,987
0.50%, 7/31/2030(b)(c) 396,900 267,912
Reg. S, 0.50%,
7/31/2030(c) 100,000 67,501
0.50%, 7/31/2035(b)(c) 1,040,130 574,682

NVIT Core Plus Bond Fund - September 30, 2020 (Unaudited) - Statement of Investments - 63
Foreign Government Securities
Principal
Amount ($) Value ($)
ECUADOR
Republic of Ecuador
(continued)
0.50%, 7/31/2040(b)(c) 476,700 237,754
1,186,836
EGYPT 0.1%
Arab Republic of Egypt ,
Reg. S, 7.60%, 3/1/2029 200,000 204,876
Reg. S, 7.05%, 1/15/2032 200,000 190,500
Reg. S, 7.63%, 5/29/2032 200,000 195,250
Reg. S, 8.50%, 1/31/2047 400,000 386,425
Reg. S, 7.90%, 2/21/2048 430,000 396,675
Reg. S, 8.70%, 3/1/2049 600,000 583,896
1,957,622
EL SALVADOR 0.0%
†
Republic of El Salvador ,
Reg. S, 7.75%, 1/24/2023 80,000 77,081
Reg. S, 8.63%, 2/28/2029 62,000 58,559
Reg. S, 7.12%, 1/20/2050 152,000 118,317
Reg. S, 9.50%, 7/15/2052 150,000 141,750
395,707
GABON 0.0%
†
Gabonese Republic ,
Reg. S, 6.63%, 2/6/2031 205,000 182,858
GHANA 0.1%
Republic of Ghana ,
Reg. S, 10.75%,
10/14/2030 530,000 642,349
Reg. S, 7.88%, 2/11/2035 200,000 168,380
Reg. S, 8.95%, 3/26/2051 200,000 172,693
983,422
INDONESIA 0.1%
Republic of Indonesia ,
Reg. S, 8.50%, 10/12/2035 940,000 1,503,029
Reg. S, 7.75%, 1/17/2038 185,000 285,795
Reg. S, 5.25%, 1/17/2042 440,000 556,270
2,345,094
ISRAEL 0.0%
†
State of Israel Government
Bond ,
3.88%, 7/3/2050 200,000 240,000
IVORY COAST 0.1%
Republic of Cote d'Ivoire ,
Reg. S, 5.75%,
12/31/2032(c) 2,490,000 2,303,250
JAPAN 0.3%
Japan Bank for International
Cooperation ,
0.63%, 7/15/2025 5,010,000 5,017,249
Foreign Government Securities
Principal
Amount ($) Value ($)
LEBANON 0.0%
†
Lebanese Republic ,
Reg. S, 6.60%,
11/27/2026(h) 595,000 93,713
Reg. S, 6.65%,
2/26/2030(h) 46,000 7,058
8.25%, 5/17/2034 742,000 115,158
215,929
MEXICO 0.3%
United Mexican States ,
4.75%, 4/27/2032(d) 3,615,000 4,084,950
5.00%, 4/27/2051 200,000 223,200
5.75%, 10/12/2110 582,000 671,052
4,979,202
MONGOLIA 0.1%
State of Mongolia ,
Reg. S, 10.88%, 4/6/2021 200,000 207,300
Reg. S, 8.75%, 3/9/2024 650,000 724,802
Reg. S, 5.13%, 4/7/2026 200,000 201,000
1,133,102
NIGERIA 0.0%
†
Federal Republic of Nigeria ,
5.63%, 6/27/2022 200,000 201,200
Reg. S, 7.63%, 11/21/2025 400,000 415,984
617,184
OMAN 0.0%
†
Sultanate of Oman
Government Bond ,
Reg. S, 6.50%, 3/8/2047 200,000 163,026
Reg. S, 6.75%, 1/17/2048 549,000 453,390
616,416
PANAMA 0.1%
Republic of Panama ,
8.88%, 9/30/2027 400,000 573,000
2.25%, 9/29/2032 200,000 202,000
775,000
PARAGUAY 0.1%
Republic of Paraguay ,
Reg. S, 4.95%, 4/28/2031 535,000 616,052
Reg. S, 6.10%, 8/11/2044 200,000 257,900
873,952
QATAR 0.1%
State of Qatar ,
Reg. S, 3.75%, 4/16/2030 230,000 266,476
Reg. S, 4.82%, 3/14/2049 1,000,000 1,346,450
1,612,926
ROMANIA 0.1%
Romania Government Bond ,
Reg. S, 3.00%, 2/14/2031 718,000 736,754
Reg. S, 5.13%, 6/15/2048 290,000 353,313
1,090,067

64 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Core Plus Bond Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
RUSSIA 0.1%
Russian Federation ,
Reg. S, 4.25%, 6/23/2027 1,200,000 1,350,720
Reg. S, 4.38%,
3/21/2029(d) 600,000 688,414
Reg. S, 7.50%,
3/31/2030(c) 11,449 13,252
2,052,386
SENEGAL 0.0%
†
Republic of Senegal ,
Reg. S, 6.75%, 3/13/2048 400,000 378,748
SOUTH AFRICA 0.1%
Republic of South Africa ,
4.85%, 9/30/2029 200,000 190,561
5.88%, 6/22/2030(d) 320,000 326,771
5.75%, 9/30/2049 400,000 338,672
856,004
SRI LANKA 0.1%
Democratic Socialist Republic
of Sri Lanka ,
Reg. S, 5.88%, 7/25/2022 267,000 212,265
Reg. S, 6.85%, 11/3/2025 617,000 431,951
Reg. S, 6.20%, 5/11/2027 200,000 135,000
Reg. S, 6.75%, 4/18/2028 1,207,000 814,725
Reg. S, 7.85%, 3/14/2029 400,000 276,000
1,869,941
TURKEY 0.1%
Republic of Turkey ,
6.25%, 9/26/2022 200,000 201,534
7.25%, 12/23/2023 450,000 463,482
5.60%, 11/14/2024 224,000 217,049
6.00%, 3/25/2027 520,000 497,900
Turkiye Ihracat Kredi Bankasi
A/S ,
Reg. S, 5.38%, 2/8/2021 200,000 199,624
5.38%, 10/24/2023(b) 200,000 188,426
8.25%, 1/24/2024(b) 200,000 203,206
1,971,221
UKRAINE 0.2%
Ukraine Government Bond ,
Reg. S, 7.75%, 9/1/2025 120,000 120,142
Reg. S, 7.75%, 9/1/2026 460,000 457,125
Reg. S, 7.75%, 9/1/2027 410,000 405,539
Reg. S, 9.75%,
11/1/2028(d) 1,200,000 1,296,000
Reg. S, 7.25%, 3/15/2033 200,000 183,760
0.00%, 5/31/2040(a)(b) 228,000 207,115
Ukreximbank ,
9.63%, 4/27/2022(b) 80,000 81,648
2,751,329
UNITED ARAB EMIRATES 0.0%
†
Finance Department
Government of Sharjah ,
Reg. S, 4.00%, 7/28/2050 200,000 204,564
Foreign Government Securities
Principal
Amount ($) Value ($)
UNITED ARAB EMIRATES
United Arab Emirates
Government Bond ,
Reg. S, 2.70%, 9/2/2070 200,000 193,250
397,814
URUGUAY 0.0%
†
Oriental Republic of Uruguay ,
4.38%, 1/23/2031(d) 44,000 52,305
5.10%, 6/18/2050 216,000 289,710
342,015
UZBEKISTAN 0.1%
Republic of Uzbekistan ,
Reg. S, 4.75%, 2/20/2024 200,000 210,004
Reg. S, 5.38%, 2/20/2029 600,000 668,904
878,908
VENEZUELA, BOLIVARIAN REPUBLIC OF
0.0%
†
Bolivarian Republic of
Venezuela ,
Reg. S, 8.25%,
10/13/2024(h) 542,900 40,718
Total Foreign Government Securities
(cost $47,909,779)
47,314,149
Mortgage-Backed Securities 32.7%
FHLMC Gold Pool
Pool# G13072
5.00%, 4/1/2023 1,270 1,338
Pool# G13122
5.00%, 4/1/2023 517 544
Pool# G13225
5.00%, 6/1/2023 12,406 13,084
Pool# J08443
5.00%, 7/1/2023 5,470 5,767
Pool# A24611
4.50%, 6/1/2034 1,816 1,992
Pool# G08084
4.50%, 10/1/2035 18,321 20,289
Pool# G04359
5.50%, 6/1/2038 73,503 85,093
Pool# A78624
5.50%, 6/1/2038 37,730 43,744
Pool# G04458
5.50%, 6/1/2038 18,267 21,166
Pool# A79018
5.50%, 7/1/2038 19,164 22,103
Pool# A82787
5.50%, 11/1/2038 376,889 435,483
Pool# G08314
5.50%, 1/1/2039 10,787 12,453
Pool# G08331
4.50%, 2/1/2039 2,169 2,435
Pool# A84655
4.50%, 3/1/2039 109,360 121,033

NVIT Core Plus Bond Fund - September 30, 2020 (Unaudited) - Statement of Investments - 65
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A86968
4.50%, 6/1/2039 9,582 10,645
Pool# G05472
4.50%, 6/1/2039 3,888 4,341
Pool# A89385
4.50%, 10/1/2039 5,159 5,797
Pool# G05684
5.50%, 10/1/2039 44,728 51,757
Pool# V80890
5.50%, 12/1/2039 158,150 182,147
Pool# G05923
5.50%, 2/1/2040 27,077 31,361
Pool# G05849
4.50%, 5/1/2040 287,433 322,632
Pool# C03486
4.50%, 7/1/2040 3,283 3,686
Pool# C03531
4.00%, 10/1/2040 563,560 615,448
Pool# A94833
4.00%, 11/1/2040 2,126,541 2,378,168
Pool# A95230
4.00%, 12/1/2040 752,010 835,386
Pool# A96634
4.50%, 2/1/2041 115,573 128,566
Pool# G08443
4.50%, 4/1/2041 416,796 467,927
Pool# A97942
4.50%, 4/1/2041 125,559 140,990
Pool# Q00876
4.50%, 5/1/2041 588,388 661,148
Pool# G06956
4.50%, 8/1/2041 538,291 605,368
Pool# Z40047
4.00%, 10/1/2041 157,394 173,360
Pool# Q06344
4.00%, 2/1/2042 1,521,645 1,678,984
Pool# G08479
3.50%, 3/1/2042 240,771 260,326
Pool# C03795
3.50%, 4/1/2042 888,912 962,731
Pool# Q08997
3.50%, 6/1/2042 505,356 551,855
Pool# Q09004
3.50%, 6/1/2042 361,562 391,231
Pool# C04008
4.00%, 6/1/2042 451,048 495,262
Pool# C09004
3.50%, 7/1/2042 550,227 593,659
Pool# G08500
3.50%, 7/1/2042 324,148 350,878
Pool# G07083
4.00%, 7/1/2042 260,794 290,188
Pool# Z40054
4.00%, 7/1/2042 205,937 226,940
Pool# Q09896
3.50%, 8/1/2042 283,187 305,374
Pool# Q11348
3.50%, 9/1/2042 1,144,795 1,242,369
Pool# Q11095
3.50%, 9/1/2042 249,120 269,861
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q12143
3.50%, 10/1/2042 168,129 181,911
Pool# G07155
4.00%, 10/1/2042 363,091 399,248
Pool# Q13765
4.00%, 12/1/2042 231,361 259,841
Pool# Q17389
3.50%, 4/1/2043 705,249 778,295
Pool# Q16893
3.50%, 4/1/2043 308,608 338,675
Pool# Q18305
3.50%, 5/1/2043 205,701 223,234
Pool# Q19476
3.50%, 6/1/2043 273,226 295,876
Pool# Q19480
4.00%, 6/1/2043 1,224,946 1,346,635
Pool# G07459
3.50%, 8/1/2043 623,852 675,597
Pool# G08541
3.50%, 8/1/2043 541,175 585,315
Pool# Q20857
3.50%, 8/1/2043 445,341 495,834
Pool# Q20860
3.50%, 8/1/2043 194,427 210,675
Pool# V80509
4.00%, 10/1/2043 222,868 243,053
Pool# G08558
4.00%, 11/1/2043 101,510 111,435
Pool# G08559
4.50%, 11/1/2043 601,589 674,994
Pool# G08582
4.00%, 4/1/2044 153,655 168,722
Pool# G08583
4.50%, 4/1/2044 216,013 240,954
Pool# Q26367
4.00%, 5/1/2044 111,115 122,479
Pool# G08596
4.50%, 7/1/2044 680,565 757,181
Pool# G07943
4.50%, 8/1/2044 6,283 7,042
Pool# Q29697
3.50%, 11/1/2044 763,626 829,171
Pool# Q45219
3.50%, 1/1/2045 921,605 990,051
Pool# G07961
3.50%, 3/1/2045 582,823 632,760
Pool# G08633
4.00%, 3/1/2045 1,694,570 1,849,665
Pool# Q32070
4.00%, 3/1/2045 510,750 560,530
Pool# G08636
3.50%, 4/1/2045 1,578,194 1,684,840
Pool# Q35164
4.00%, 5/1/2045 581,104 642,043
Pool# Q33869
4.00%, 6/1/2045 375,972 411,337
Pool# G08659
3.50%, 8/1/2045 1,519,371 1,621,321
Pool# V81992
4.00%, 10/1/2045 1,361,682 1,481,675

66 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Core Plus Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q36814
4.00%, 10/1/2045 909,290 985,298
Pool# G08672
4.00%, 10/1/2045 688,285 746,173
Pool# G08676
3.50%, 11/1/2045 1,293,959 1,381,744
Pool# G08681
3.50%, 12/1/2045 566,159 604,272
Pool# Q38473
4.00%, 1/1/2046 1,058,971 1,153,819
Pool# Q38470
4.00%, 1/1/2046 476,279 514,742
Pool# V82196
4.50%, 1/1/2046 246,010 272,711
Pool# Q39644
3.50%, 3/1/2046 2,517,208 2,683,093
Pool# G08693
3.50%, 3/1/2046 718,270 765,870
Pool# Q39438
4.00%, 3/1/2046 857,758 931,927
Pool# G08699
4.00%, 3/1/2046 791,080 859,495
Pool# G08700
4.50%, 3/1/2046 287,715 316,721
Pool# G08702
3.50%, 4/1/2046 1,053,422 1,129,163
Pool# Q40718
3.50%, 5/1/2046 916,811 977,226
Pool# Q40375
3.50%, 5/1/2046 429,825 458,390
Pool# G08706
3.50%, 5/1/2046 370,057 396,999
Pool# G08708
4.50%, 5/1/2046 75,316 82,690
Pool# Q40728
4.50%, 5/1/2046 11,289 12,240
Pool# Q45458
4.00%, 8/1/2046 1,773,408 1,933,976
Pool# G08735
4.50%, 10/1/2046 236,983 260,238
Pool# G08744
4.50%, 12/1/2046 798,179 875,398
Pool# Q46279
3.50%, 2/1/2047 1,488,309 1,576,644
Pool# Q46251
4.00%, 2/1/2047 637,657 685,298
Pool# G08753
4.50%, 2/1/2047 213,774 233,985
Pool# G08762
4.00%, 5/1/2047 1,995,319 2,141,884
Pool# V83204
4.50%, 5/1/2047 497,288 538,294
Pool# G08767
4.00%, 6/1/2047 2,138,132 2,294,068
Pool# G08770
3.50%, 7/1/2047 707,828 752,130
Pool# G08772
4.50%, 7/1/2047 19,983 21,650
Pool# Q50035
3.50%, 8/1/2047 1,638,237 1,734,609
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08774
3.50%, 8/1/2047 810,026 857,934
Pool# G08775
4.00%, 8/1/2047 1,924,147 2,062,261
Pool# G61228
4.00%, 8/1/2047 1,485,775 1,613,189
Pool# G08779
3.50%, 9/1/2047 1,173,828 1,243,400
Pool# Q51268
3.50%, 10/1/2047 1,957,045 2,071,866
Pool# G08785
4.00%, 10/1/2047 2,116,830 2,266,863
Pool# G61631
3.50%, 11/1/2047 2,990,300 3,190,769
Pool# Q52319
3.50%, 11/1/2047 1,339,830 1,417,198
Pool# G61467
4.00%, 11/1/2047 1,977,313 2,115,583
Pool# G08789
4.00%, 11/1/2047 1,357,760 1,456,742
Pool# G61281
3.50%, 1/1/2048 1,810,930 1,925,386
Pool# Q53535
3.50%, 1/1/2048 791,844 838,990
Pool# Q54463
4.00%, 2/1/2048 1,214,742 1,315,397
Pool# G67710
3.50%, 3/1/2048 1,909,766 2,056,165
Pool# V84282
4.50%, 6/1/2048 57,745 62,616
Pool# Q63081
FHLMC UMBS Pool
Pool# ZN4495
4.00%, 12/1/2048 1,995,863 2,129,859
Pool# ZA6388
4.50%, 2/1/2049 3,428,170 3,707,711
Pool# QA1790
3.00%, 8/1/2049 1,005,777 1,054,021
Pool# SD8024
3.00%, 11/1/2049 2,470,647 2,586,927
Pool# QA7325
3.00%, 2/1/2050 3,106,536 3,271,212
Pool# QA6750
3.00%, 2/1/2050 387,045 406,211
Pool# QA8311
3.00%, 3/1/2050 2,477,600 2,608,975
Pool# QB0211
2.50%, 6/1/2050 2,126,881 2,232,500
Pool# QB0098
2.50%, 6/1/2050 1,666,353 1,749,102
Pool# QB1457
2.50%, 7/1/2050 2,498,566 2,622,643
Pool# RA2970
2.50%, 7/1/2050 1,678,149 1,765,608
Pool# RA2480
2.50%, 7/1/2050 1,676,958 1,760,234
Pool# QB1146
3.00%, 7/1/2050 2,756,692 2,890,631
Pool# RA3280
2.50%, 8/1/2050 2,526,472 2,651,934

NVIT Core Plus Bond Fund - September 30, 2020 (Unaudited) - Statement of Investments - 67
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# QB2634
2.50%, 8/1/2050 2,345,796 2,462,286
Pool# SD8091
2.50%, 9/1/2050 2,591,035 2,719,704
FNMA UMBS Pool
Pool# 995048
5.50%, 5/1/2038 763 887
Pool# 970232
5.50%, 5/1/2038 7 8
Pool# 985559
5.50%, 6/1/2038 64 74
Pool# 985731
5.50%, 6/1/2038 28 33
Pool# 929714
5.50%, 7/1/2038 130,013 149,887
Pool# 963975
5.50%, 7/1/2038 22,526 26,002
Pool# 934333
5.50%, 7/1/2038 187 216
Pool# 986999
5.50%, 7/1/2038 103 115
Pool# 889962
5.50%, 8/1/2038 83,715 96,675
Pool# 929824
5.50%, 8/1/2038 50 58
Pool# 986062
5.50%, 8/1/2038 7 8
Pool# 970650
5.50%, 10/1/2038 100 115
Pool# 995759
5.50%, 11/1/2038 131,693 151,923
Pool# 994637
5.50%, 11/1/2038 104,730 120,492
Pool# 985805
5.50%, 11/1/2038 8,586 9,876
Pool# 987994
5.50%, 11/1/2038 3,279 3,636
Pool# 970809
5.50%, 11/1/2038 29 34
Pool# 970929
5.50%, 12/1/2038 2,346 2,661
Pool# 991434
5.50%, 12/1/2038 2,010 2,285
Pool# 930253
5.50%, 12/1/2038 885 1,023
Pool# 992944
5.50%, 12/1/2038 77 86
Pool# 993055
5.50%, 12/1/2038 26 29
Pool# 992676
5.50%, 12/1/2038 25 28
Pool# 934249
5.50%, 12/1/2038 20 24
Pool# 993100
5.50%, 1/1/2039 43 50
Pool# AA0187
5.50%, 1/1/2039 35 38
Pool# AA0729
5.50%, 2/1/2039 9,194 10,553
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AA1638
5.50%, 2/1/2039 46 50
Pool# 935063
5.50%, 4/1/2039 94 106
Pool# AC0017
5.50%, 9/1/2039 21 24
Pool# 190399
5.50%, 11/1/2039 44 51
Pool# MA0389
5.50%, 4/1/2040 2,001 2,297
Pool# 190404
4.50%, 5/1/2040 69,122 77,559
Pool# AL0015
5.50%, 5/1/2040 4,531 5,243
Pool# AB1316
5.50%, 5/1/2040 75 84
Pool# AB1389
4.50%, 8/1/2040 331,695 371,754
Pool# AE0691
4.50%, 10/1/2040 44,656 49,961
Pool# AH3952
4.00%, 1/1/2041 1,801,775 1,978,219
Pool# AH1560
4.00%, 1/1/2041 250,566 275,014
Pool# AE0725
4.50%, 1/1/2041 68,665 77,197
Pool# AL0791
4.00%, 2/1/2041 344,602 382,586
Pool# AE0984
4.50%, 2/1/2041 13,402 15,047
Pool# AH9471
4.50%, 4/1/2041 455,927 506,176
Pool# AH4038
4.50%, 4/1/2041 380,890 428,687
Pool# AI0213
4.50%, 4/1/2041 114,602 127,298
Pool# AI1193
4.50%, 4/1/2041 55,958 62,800
Pool# AI2468
4.50%, 5/1/2041 530,763 597,331
Pool# AI4211
4.50%, 6/1/2041 264,451 292,796
Pool# AI3506
4.50%, 6/1/2041 20,821 23,436
Pool# AI8194
4.50%, 8/1/2041 351,907 395,108
Pool# AB3505
4.00%, 9/1/2041 1,072,239 1,191,703
Pool# AJ1414
4.50%, 9/1/2041 158,514 177,332
Pool# FM0040
3.00%, 10/1/2041 1,696,173 1,796,736
Pool# AL1319
4.50%, 10/1/2041 80,535 89,465
Pool# AJ5269
4.00%, 11/1/2041 1,690,236 1,866,937
Pool# AJ9278
3.50%, 12/1/2041 541,841 585,801
Pool# AB4102
3.50%, 12/1/2041 187,776 200,809

68 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Core Plus Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AX5302
4.00%, 1/1/2042 463,022 509,897
Pool# AL4300
4.50%, 1/1/2042 219,814 246,806
Pool# AK2818
4.50%, 1/1/2042 164,633 185,334
Pool# AK2415
4.00%, 2/1/2042 525,831 580,380
Pool# AK4520
4.00%, 3/1/2042 246,057 271,735
Pool# AK6743
4.00%, 3/1/2042 92,122 101,458
Pool# AK6568
3.50%, 4/1/2042 846,971 913,290
Pool# AK6846
3.50%, 4/1/2042 556,145 601,238
Pool# AK9393
3.50%, 4/1/2042 492,198 532,045
Pool# AL4029
4.50%, 4/1/2042 213,312 239,905
Pool# AP7363
4.00%, 10/1/2042 1,837,124 2,026,703
Pool# AL3714
3.50%, 1/1/2043 827,608 893,575
Pool# AQ9328
3.50%, 1/1/2043 160,529 175,334
Pool# AB9046
3.50%, 4/1/2043 979,005 1,080,077
Pool# AT2021
3.50%, 4/1/2043 709,231 770,619
Pool# AT1001
3.50%, 4/1/2043 492,537 544,599
Pool# AB9374
3.50%, 5/1/2043 486,869 534,160
Pool# AT7207
3.50%, 6/1/2043 1,222,860 1,324,501
Pool# AB9864
3.50%, 7/1/2043 355,243 391,920
Pool# AS0212
3.50%, 8/1/2043 1,501,799 1,638,909
Pool# AS0210
3.50%, 8/1/2043 1,006,731 1,110,462
Pool# AU0949
3.50%, 8/1/2043 792,560 891,815
Pool# AU3742
3.50%, 8/1/2043 583,552 636,994
Pool# AS0225
4.00%, 8/1/2043 1,758,358 1,932,571
Pool# AU6857
4.00%, 9/1/2043 606,159 668,607
Pool# AS0531
4.00%, 9/1/2043 402,759 444,442
Pool# AS0358
4.00%, 9/1/2043 319,602 356,041
Pool# MA1600
3.50%, 10/1/2043 911,904 984,947
Pool# AS0657
4.00%, 10/1/2043 525,189 578,244
Pool# AU4386
4.00%, 10/1/2043 208,217 228,418
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AU6939
4.50%, 10/1/2043 155,785 174,870
Pool# AU9522
4.50%, 10/1/2043 75,372 83,374
Pool# AU5057
4.00%, 11/1/2043 464,936 512,404
Pool# AS1042
4.00%, 11/1/2043 147,234 161,667
Pool# AV0691
4.00%, 12/1/2043 181,399 202,080
Pool# AV0664
4.50%, 12/1/2043 708,786 796,166
Pool# AS1559
4.00%, 1/1/2044 1,024,162 1,132,357
Pool# AS1764
4.00%, 2/1/2044 226,971 251,946
Pool# AW1847
4.50%, 4/1/2044 52,916 57,657
Pool# AS2322
4.50%, 4/1/2044 18,332 20,526
Pool# AS2276
4.50%, 4/1/2044 11,647 13,037
Pool# MA1926
4.50%, 6/1/2044 425,226 470,954
Pool# AW2478
4.50%, 6/1/2044 243,128 267,928
Pool# AW9189
4.50%, 7/1/2044 223,809 243,707
Pool# AL6223
4.50%, 8/1/2044 1,823,896 2,047,782
Pool# AX2491
4.00%, 10/1/2044 433,156 470,366
Pool# AS3656
4.50%, 10/1/2044 29,238 32,085
Pool# AL6432
4.00%, 1/1/2045 1,063,945 1,154,533
Pool# MA2145
4.00%, 1/1/2045 658,241 720,726
Pool# AL6520
4.00%, 2/1/2045 2,586,953 2,809,254
Pool# AZ1897
3.50%, 5/1/2045 547,191 586,055
Pool# AS5175
3.50%, 6/1/2045 1,076,070 1,174,641
Pool# AL9578
4.00%, 6/1/2045 750,485 824,121
Pool# CA6279
2.50%, 7/1/2045 4,153,535 4,359,796
Pool# AZ0862
3.50%, 7/1/2045 688,575 736,324
Pool# AZ7108
3.50%, 7/1/2045 258,687 277,653
Pool# AZ0869
4.00%, 7/1/2045 592,795 641,556
Pool# MA2415
4.00%, 10/1/2045 849,679 924,598
Pool# CA2929
3.50%, 12/1/2045 1,746,851 1,865,545
Pool# AS6400
4.00%, 12/1/2045 560,327 604,897

NVIT Core Plus Bond Fund - September 30, 2020 (Unaudited) - Statement of Investments - 69
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS6464
3.50%, 1/1/2046 928,800 1,013,855
Pool# BA4782
4.00%, 1/1/2046 1,428,320 1,571,604
Pool# BC4114
3.50%, 2/1/2046 1,945,752 2,074,110
Pool# BC1105
3.50%, 2/1/2046 1,002,973 1,068,470
Pool# BC0300
3.50%, 3/1/2046 202,573 215,255
Pool# BC2495
4.00%, 3/1/2046 2,829,526 3,203,003
Pool# AS6795
4.00%, 3/1/2046 811,322 873,096
Pool# FM1370
3.00%, 4/1/2046 3,085,167 3,257,890
Pool# BC0793
3.50%, 4/1/2046 2,327,466 2,493,171
Pool# AS7248
4.00%, 5/1/2046 580,102 626,949
Pool# AS7401
4.00%, 6/1/2046 1,276,859 1,377,141
Pool# AS7580
3.00%, 7/1/2046 2,189,331 2,300,541
Pool# AS7558
4.00%, 7/1/2046 662,091 712,764
Pool# AS7801
3.50%, 8/1/2046 517,930 550,201
Pool# MA2737
3.00%, 9/1/2046 2,009,282 2,112,475
Pool# MA2771
3.00%, 10/1/2046 1,956,794 2,059,170
Pool# AS8056
3.00%, 10/1/2046 1,260,882 1,325,620
Pool# BM3932
3.50%, 10/1/2046 1,460,853 1,555,804
Pool# AS8143
4.00%, 10/1/2046 1,177,049 1,269,342
Pool# AS8144
4.00%, 10/1/2046 497,000 535,202
Pool# AS8157
4.50%, 10/1/2046 114,940 126,274
Pool# AS8269
3.00%, 11/1/2046 4,971,595 5,213,742
Pool# BM3803
3.50%, 11/1/2046 1,040,020 1,109,753
Pool# BE5067
3.50%, 11/1/2046 798,027 853,254
Pool# MA2836
4.50%, 12/1/2046 487,944 536,092
Pool# AS8659
4.00%, 1/1/2047 1,545,888 1,659,813
Pool# AS8661
4.00%, 1/1/2047 1,152,075 1,238,647
Pool# AS8699
4.00%, 1/1/2047 432,321 464,691
Pool# MA2872
4.50%, 1/1/2047 427,649 469,067
Pool# BE5475
3.50%, 2/1/2047 1,399,121 1,486,867
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM3688
3.50%, 2/1/2047 1,036,981 1,105,298
Pool# AS8807
3.50%, 2/1/2047 136,010 144,077
Pool# FM1000
3.00%, 4/1/2047 5,400,972 5,675,009
Pool# CA5843
3.00%, 4/1/2047 2,441,528 2,560,854
Pool# MA2959
3.50%, 4/1/2047 2,841,492 3,019,334
Pool# BM5784
3.50%, 5/1/2047 2,183,856 2,322,260
Pool# BM5347
3.50%, 5/1/2047 723,122 769,728
Pool# BM5348
3.50%, 5/1/2047 542,158 576,358
Pool# BE3619
4.00%, 5/1/2047 2,426,225 2,601,816
Pool# MA2995
4.00%, 5/1/2047 234,161 251,571
Pool# AS9829
3.50%, 6/1/2047 835,595 884,242
Pool# AS9831
4.00%, 6/1/2047 3,479,927 3,729,315
Pool# BE3702
4.00%, 6/1/2047 1,146,955 1,231,615
Pool# BM5179
3.00%, 7/1/2047 1,239,173 1,302,295
Pool# BE3767
3.50%, 7/1/2047 619,821 655,913
Pool# BM1538
4.00%, 7/1/2047 2,418,589 2,605,327
Pool# AS9975
4.00%, 7/1/2047 920,573 985,866
Pool# CA0062
4.00%, 7/1/2047 908,304 972,603
Pool# MA3058
4.00%, 7/1/2047 841,710 902,434
Pool# CA0237
4.00%, 8/1/2047 2,181,753 2,336,137
Pool# MA3088
4.00%, 8/1/2047 2,016,210 2,156,086
Pool# MA3120
3.50%, 9/1/2047 404,946 428,675
Pool# BH4019
4.00%, 9/1/2047 2,371,803 2,543,845
Pool# MA3121
4.00%, 9/1/2047 1,080,260 1,156,562
Pool# BH9360
4.00%, 10/1/2047 793,036 858,780
Pool# FM1467
3.00%, 12/1/2047 1,250,673 1,323,855
Pool# MA3210
3.50%, 12/1/2047 2,354,571 2,491,793
Pool# BJ1662
3.50%, 12/1/2047 376,652 398,689
Pool# BM2005
4.00%, 12/1/2047 1,311,006 1,404,272
Pool# BM3392
4.00%, 1/1/2048 1,800,366 1,929,948

70 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Core Plus Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA4140
3.00%, 2/1/2048 1,811,102 1,896,601
Pool# FM2897
3.00%, 2/1/2048 1,184,221 1,245,188
Pool# BM3590
3.50%, 3/1/2048 1,097,495 1,178,757
Pool# BJ0650
3.50%, 3/1/2048 1,078,073 1,136,220
Pool# BM3900
4.00%, 4/1/2048 1,127,779 1,209,174
Pool# CA2194
4.00%, 8/1/2048 520,000 553,943
Pool# FM1572
3.00%, 9/1/2048 3,843,757 4,044,832
Pool# FM2385
3.00%, 9/1/2048 3,235,542 3,387,820
Pool# FM2915
3.00%, 11/1/2048 1,347,648 1,412,606
Pool# BM5024
3.00%, 11/1/2048 1,337,415 1,400,359
Pool# BN1603
5.00%, 11/1/2048 116,701 127,970
Pool# BO1464
3.50%, 10/1/2049 2,357,292 2,483,986
Pool# MA3834
3.00%, 11/1/2049 5,311,827 5,561,824
Pool# MA3871
Pool# BO6164
3.00%, 1/1/2050 2,403,065 2,516,163
Pool# BO8947
3.00%, 1/1/2050 2,325,987 2,442,972
Pool# BP1424
3.00%, 3/1/2050 2,927,286 3,078,299
Pool# FM4334
3.00%, 4/1/2050 4,000,000 4,220,191
Pool# CA5519
3.00%, 4/1/2050 2,376,170 2,491,622
Pool# BP6817
2.50%, 5/1/2050 2,150,088 2,256,859
Pool# CA5668
3.00%, 5/1/2050 3,603,016 3,778,079
Pool# CA5670
3.00%, 5/1/2050 3,293,498 3,458,569
Pool# MA4078
2.50%, 7/1/2050 1,970,575 2,068,432
Pool# BP9581
2.50%, 8/1/2050 2,314,037 2,437,492
Pool# BK2829
2.50%, 8/1/2050 2,079,395 2,182,655
Pool# BQ0188
3.00%, 8/1/2050 2,045,725 2,144,184
Pool# MA4120
2.50%, 9/1/2050 2,341,958 2,458,257
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
2.00%, 10/25/2035 8,600,000
8,935,937
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 10/25/2050 60,955,000 63,012,231
2.50%, 10/25/2050 59,995,000 62,924,449
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
3.00%, 10/25/2050 7,185,000 7,526,568
GNMA II Pool
Pool# MA0699
3.50%, 1/20/2043 883,806 959,267
Pool# MA0783
3.50%, 2/20/2043 1,087,796 1,191,411
Pool# MA2679
4.00%, 3/20/2045 18,461 19,987
Pool# MA2892
3.50%, 6/20/2045 71,002 75,828
Pool# MA3035
4.00%, 8/20/2045 37,568 40,513
Pool# MA3106
4.00%, 9/20/2045 1,019,348 1,099,055
Pool# MA3245
4.00%, 11/20/2045 1,061,896 1,144,733
Pool# MA3663
3.50%, 5/20/2046 882,532 942,143
Pool# MA3803
3.50%, 7/20/2046 428,707 457,806
Pool# MA4262
3.50%, 2/20/2047 36,452 38,729
Pool# MA4510
3.50%, 6/20/2047 1,511,654 1,601,236
Pool# MA4586
3.50%, 7/20/2047 1,034,511 1,098,828
Pool# MA4837
3.50%, 11/20/2047 1,840,717 1,964,432
Pool# MA4962
3.50%, 1/20/2048 1,127,837 1,199,812
GNMA TBA
2.00%, 10/15/2050 13,000,000 13,503,750
2.50%, 10/15/2050 25,060,000 26,311,042
3.00%, 10/15/2050 12,370,000 12,951,777
Total Mortgage-Backed Securities
(cost $529,165,481)
540,299,024
Supranational 0.8%
African Export-Import Bank
(The), 3.99%, 9/21/2029(b) 200,000 206,076
Banque Ouest Africaine de
Developpement (b)
5.00%, 7/27/2027 200,000 215,328
4.70%, 10/22/2031(b) 200,000 209,280
Eastern & Southern African
Trade & Development Bank,
4.88%, 5/23/2024 200,000 203,908
Inter-American Development
Bank, 0.63%, 7/15/2025 8,405,000 8,479,804

NVIT Core Plus Bond Fund - September 30, 2020 (Unaudited) - Statement of Investments - 71
Supranational
Principal
Amount ($) Value ($)
International Bank for
Reconstruction &
Development, 0.75%,
8/26/2030 3,450,000 3,414,853
Total Supranational
(cost $12,647,696)
12,729,249
U.S. Government Agency Securities 1.9%
FHLB, 5.50%, 7/15/2036 7,955,000 12,414,321
FHLMC, 0.38%, 9/23/2025 4,210,000 4,199,157
FNMA
0.88%, 8/5/2030 4,705,000 4,627,151
5.63%, 7/15/2037(d) 3,060,000 4,911,300
Tennessee Valley Authority,
5.25%, 9/15/2039 3,000,000 4,624,552
Total U.S. Government Agency Securities
(cost $27,123,834)
30,776,481
U.S. Treasury Obligations 6.4%
U.S. Treasury Bonds, 1.13%,
5/15/2040 8,585,000 8,449,518
U.S. Treasury Inflation Linked
Bonds
2.13%, 2/15/2040 ( i ) 2,360,000 4,326,456
1.38%, 2/15/2044 ( i ) 10,345,000 16,313,529
U.S. Treasury Inflation Linked
Notes, 0.13%, 1/15/2030 ( i ) 28,790,000 32,017,918
U.S. Treasury Notes
1.88%, 2/28/2022 10,120,000 10,366,280
0.13%, 8/31/2022 18,140,000 18,135,040
0.25%, 8/31/2025 8,230,000 8,221,641
0.50%, 8/31/2027 5,530,000 5,542,961
0.63%, 8/15/2030 (d) 1,920,000 1,908,900
Total U.S. Treasury Obligations
(cost $100,605,868)
105,282,243
Repurchase Agreements 2.1%
Bank of America NA
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$8,039,704, collateralized
by U.S. Government
Agency Securities,
3.00%, maturing
7/20/2049; total market
value $8,200,480. (j) 8,039,686 8,039,686
Repurchase Agreements
Principal
Amount ($) Value ($)
CF Secured, LLC
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$8,000,018, collateralized
by U.S. Government
Agency Securities,
ranging from 2.00% -
4.63%, maturing 7/1/2035
- 7/20/2069; total market
value $8,160,018. (j) 8,000,000 8,000,000
NatWest Markets Securities,
Inc.
0.07%, dated
9/29/2020, due
10/6/2020, repurchase
price $10,000,137,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 3.00%, maturing
7/15/2021 - 8/15/2048;
total market value
$10,200,030. (j) 10,000,000 10,000,000
Nomura Securities
International, Inc.
0.06%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$6,490,081, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 3.63%, maturing
11/15/2020 - 6/15/2023;
total market value
$6,619,877. (j) 6,490,070 6,490,070
Pershing LLC
0.14%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$2,000,008, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 9.00%, maturing
11/1/2020 - 8/20/2070;
total market value
$2,040,000. (j) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $34,529,756)
34,529,756
Total Investments
(cost $1,801,718,492) — 112.8%
1,864,976,403
Liabilities in excess of other
assets — (12.8)% (211,305,195)
NET ASSETS — 100.0%
$ 1,653,671,208

72 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Core Plus Bond Fund
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2020.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at September 30, 2020
was $320,670,146 which represents 19.39% of net assets.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2020.
(d) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on
loan at September 30, 2020 was $55,419,014, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $34,529,756 and by
$22,874,355 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.50%, and maturity dates ranging from 10/15/2020 –
2/15/2050, a total value of $57,404,111.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2020.
The maturity date reflects the next call date.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of September 30, 2020.
(g) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the PIK rate.
(h) Security in default.
( i ) Principal amounts are not adjusted for inflation.
(j) Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of
securities purchased with cash collateral as of September 30,
2020 was $34,529,756.
CLO Collateralized Loan Obligations
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

NVIT Core Plus Bond Fund - September 30, 2020 (Unaudited) - Statement of Investments - 73
Futures contracts outstanding as of September 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 192 12/2020 USD 24,198,000 30,872
U.S. Treasury 10 Year Note 156 12/2020 USD 21,766,875 56,755
U.S. Treasury 3 Year Note 124 12/2020 USD 28,899,750 26,710
U.S. Treasury Long Bond 156 12/2020 USD 27,499,875 (16,910)
U.S. Treasury Ultra Bond 143 12/2020 USD 31,719,187 (31,280)
66,147
Short Contracts
30 Day Federal Funds (1) 10/2020 USD (416,346) (4,379)
U.S. Treasury 10 Year Ultra Note (557) 12/2020 USD (89,076,484) (283,797)
(288,176)
(222,029)
At September 30, 2020, the Fund had $1,750,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

74 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Core Plus Bond Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 84,379,636 $ – $ 84,379,636
Collateralized Mortgage Obligations – 136,123,312 – 136,123,312
Commercial Mortgage-Backed Securities – 119,919,401 – 119,919,401
Convertible Bond – 714,201 – 714,201
Corporate Bonds – 752,908,951 – 752,908,951
Foreign Government Securities – 47,314,149 – 47,314,149
Futures Contracts 114,337 – – 114,337
Mortgage-Backed Securities – 540,299,024 – 540,299,024
Repurchase Agreements – 34,529,756 – 34,529,756
Supranational – 12,729,249 – 12,729,249
U.S. Government Agency Securities – 30,776,481 – 30,776,481
U.S. Treasury Obligations – 105,282,243 – 105,282,243
Total Assets $ 114,337 $ 1,864,976,403 $ – $ 1,865,090,740
$ – $ – $ – $ –

NVIT Core Plus Bond Fund - September 30, 2020 (Unaudited) - Statement of Investments - 75
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2020:
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts $ (336,366) $ – $ – $ (336,366)
Total Liabilities $ (336,366) $ – $ – $ (336,366)
Total $ (222,029) $ 1,864,976,403 $ – $ 1,864,754,374
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 114,337
Total $ 114,337
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (336,366)
Total $ (336,366)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

76 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Government Bond Fund
Asset-Backed Securities 8.6%
Principal
Amount ($) Value ($)
Automobiles 3.1%
Credit Acceptance Auto
Loan Trust, Series 2019-
1A, Class A, 3.33%,
2/15/2028(a) 4,615,384 4,728,151
NextGear Floorplan Master
Owner Trust
Series 2018-2A, Class A2,
3.69%, 10/15/2023(a) 4,999,999 5,161,608
Series 2019-1A, Class A2,
3.21%, 2/15/2024(a) 4,500,000 4,662,131
14,551,890
Other 5.5%
CCG Receivables Trust,
Series 2019-1, Class A2,
2.80%, 9/14/2026(a) 6,654,588 6,770,869
New Residential Advance
Receivables Trust Advance
Receivables Backed
Series 2020-T1, Class AT1,
1.43%, 8/15/2053(a) 2,180,000 2,180,821
Series 2020-T1, Class BT1,
1.82%, 8/15/2053(a) 250,000 251,116
Series 2020-T1, Class CT1,
2.27%, 8/15/2053(a) 250,000 251,106
NRZ Advance Receivables
Trust
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 2,200,000 2,199,617
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 200,000 199,965
SPS Servicer Advance
Receivables Trust Advance
Receivables Backed Notes,
Series 2019-T2, Class AT2,
2.32%, 10/15/2052(a) 1,340,000 1,328,844
Towd Point Mortgage Trust
Series 2018-6, Class A2,
3.75%, 3/25/2058(a)(b) 5,900,000 6,399,829
Series 2018-3, Class A2,
3.88%, 5/25/2058(a)(b) 5,900,000 6,326,427
25,908,594
Total Asset-Backed Securities
(cost $40,004,764)
40,460,484
Collateralized Mortgage Obligations 8.0%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 1,324,566 1,337,689
FHLMC REMICS, Series
2985, Class JR, 4.50%,
6/15/2025 1,937,464 2,040,398
FNMA REMICS
Series 2003-64, Class HQ,
5.00%, 7/25/2023 492,975 513,459
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 1993-149, Class M,
7.00%, 8/25/2023 140,556 149,294
Series 2005-40, Class YG,
5.00%, 5/25/2025 1,827,094 1,928,269
Series 2015-92, Class PA,
2.50%, 12/25/2041 5,029,042 5,257,450
Series 2013-59, Class MX,
2.50%, 9/25/2042 17,591,485 18,335,534
Series 2015-88, Class JA,
2.50%, 12/25/2045 3,504,214 3,638,944
New Residential Mortgage
Loan Trust
Series 2017-2A, Class A4,
4.00%, 3/25/2057(a)(b) 1,358,636 1,464,658
Series 2017-6A, Class B1,
3.85%, 8/27/2057(a)(b) 2,464,544 2,676,343
Total Collateralized Mortgage Obligations
(cost $35,872,496)
37,342,038
Corporate Bonds 8.0%
Diversified Financial Services 8.0%
Private Export Funding Corp. ,
Series II, 2.05%, 11/15/2022 5,000,000 5,188,848
Series GG, 2.45%,
7/15/2024 5,500,000 5,906,303
1.75%, 11/15/2024 10,000,000 10,540,904
Series NN, 3.25%,
6/15/2025 14,000,000 15,644,432
Total Corporate Bonds
(cost $34,425,399)
37,280,487
Mortgage-Backed Securities 31.4%
FHLMC Gold Pool
Pool# V83452
4.00%, 9/1/2047 6,003,574 6,420,531
Pool# G08881
3.50%, 6/1/2049 4,800,276 5,058,872
FHLMC Non Gold Pool Pool #
847558 ,
4.00%, 6/1/2035 (b) 926,862
977,451
FHLMC UMBS Pool
Pool# QN1359
3.00%, 1/1/2035 6,335,460 6,652,519
Pool# SD8025
3.50%, 11/1/2049 9,901,515 10,431,616
Pool# SD8030
3.00%, 12/1/2049 4,704,979 4,926,415
Pool# SD8050
3.00%, 3/1/2050 6,865,536 7,188,657
Pool# SD8080
2.00%, 6/1/2050 3,919,251 4,052,288
FNMA Pool
Pool# 745684
3.38%, 4/1/2034(b) 1,827,892 1,911,434

NVIT Government Bond Fund - September 30, 2020 (Unaudited) - Statement of Investments - 77
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# 790760
2.13%, 9/1/2034(b) 573,561 583,161
Pool# 799144
2.79%, 4/1/2035(b) 291,943 295,379
Pool# 822705
3.62%, 4/1/2035(b) 278,912 280,418
Pool# 821377
2.65%, 5/1/2035(b) 292,922 295,184
Pool# 815217
2.93%, 5/1/2035(b) 617,109 623,791
Pool# 783609
3.55%, 5/1/2035(b) 473,550 476,990
Pool# 826181
2.40%, 7/1/2035(b) 772,800 785,675
Pool# 873932
6.31%, 8/1/2036 6,448,521 6,681,181
Pool# 745866
2.49%, 9/1/2036(b) 2,921,200 3,067,510
FNMA UMBS Pool
Pool# BM5426
3.00%, 12/1/2047 21,255,153 22,338,022
Pool# CA1564
4.50%, 4/1/2048 4,007,424 4,340,084
Pool# BM5267
4.50%, 12/1/2048 8,902,233 9,646,666
Pool# MA3664
4.00%, 5/1/2049 4,767,433 5,080,540
Pool# MA3746
4.00%, 8/1/2049 4,883,152 5,207,476
Pool# BP5843
2.50%, 5/1/2050 8,860,785 9,300,803
Pool# MA4096
2.50%, 8/1/2050 6,933,972 7,278,306
Pool# MA4119
2.00%, 9/1/2050 6,383,184 6,599,858
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 10/25/2035 6,000,000
6,137,344
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 10/25/2050 6,000,000
6,202,500
GNMA I Pool
Pool# 748484
3.50%, 8/15/2025 128,625 135,896
Pool# 682492
3.50%, 10/15/2025 339,749 358,957
Pool# 719433
3.50%, 10/15/2025 275,172 290,750
Pool# 733504
3.50%, 11/15/2025 431,579 456,023
Pool# 682497
3.50%, 11/15/2025 398,345 420,935
Pool# 749618
3.50%, 11/15/2025 260,758 275,545
Pool# 740930
3.50%, 11/15/2025 244,018 257,830
Pool# 742371
3.50%, 11/15/2025 109,545 115,755
Pool# 750403
3.50%, 11/15/2025 72,737 76,860
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 705178
3.50%, 11/15/2025 59,063 62,402
Pool# 755650
3.50%, 12/15/2025 1,060,308 1,120,283
Pool# 682502
3.50%, 12/15/2025 376,272 397,542
Total Mortgage-Backed Securities
(cost $142,729,525)
146,809,449
U.S. Government Agency Securities 27.2%
FFCB
3.14%, 7/2/2026 13,500,000 15,499,490
2.75%, 11/6/2026 2,000,000 2,262,553
2.43%, 9/13/2027 22,000,000 24,647,551
1.95%, 11/27/2029 1,500,000 1,641,958
3.19%, 3/9/2033 2,475,000 3,030,964
FHLB
2.75%, 12/11/2026 11,500,000 13,042,819
3.00%, 12/11/2026 10,000,000 11,493,653
2.13%, 12/14/2029 2,590,000 2,865,354
Hashemite Kingdom of Jordan
AID Bond
2.58%, 6/30/2022 2,000,000 2,082,388
3.00%, 6/30/2025 2,125,000 2,365,642
Republic of Iraq AID Bond,
2.15%, 1/18/2022 10,000,000 10,253,965
Tennessee Valley Authority,
7.13%, 5/1/2030(c) 20,721,000 32,182,310
Ukraine Government AID
Bond, 1.47%, 9/29/2021 6,000,000 6,074,672
Total U.S. Government Agency Securities
(cost $114,712,651)
127,443,319
U.S. Treasury Obligations 14.2%
U.S. Treasury Bonds
1.13%, 5/15/2040 2,000,000 1,968,437
2.50%, 2/15/2046 13,000,000 16,049,414
2.25%, 8/15/2046 8,500,000 10,037,637
U.S. Treasury Inflation Linked
Notes, 0.13%, 4/15/2021 (d) 8,000,000 8,783,339
U.S. Treasury Notes
2.75%, 5/31/2023 (c) 1,000,000 1,068,985
2.25%, 11/15/2025 14,000,000 15,386,328
1.63%, 5/15/2026 (c)(e) 3,000,000 3,213,516
0.50%, 5/31/2027 5,000,000 5,020,117
0.38%, 7/31/2027 5,000,000 4,972,656
Total U.S. Treasury Obligations
(cost $60,192,741)
66,500,429

78 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Government Bond Fund
Short-Term Investment 1.9%
Principal
Amount ($) Value ($)
U.S. Government Agency Security 1.9%
Resolution Funding Corp.,
0.00%, 1/15/2030(f) 10,000,000 8,984,952
Total Short-Term Investment
(cost $8,881,669)
8,984,952
Repurchase Agreements 1.9%
Bank of America NA
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$4,720,991, collateralized
by U.S. Government
Agency Securities,
3.00%, maturing
7/20/2049; total market
value $4,815,400. (g) 4,720,980 4,720,980
BofA Securities, Inc .
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$2,000,005, collateralized
by U.S. Government
Agency Securities,
3.50%, maturing
9/20/2050; total market
value $2,040,000. (g) 2,000,000 2,000,000
Nomura Securities
International, Inc.
0.06%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$991,932, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 3.63%, maturing
11/15/2020 - 6/15/2023;
total market value
$1,011,770. (g) 991,930 991,930
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC
0.14%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$1,000,004, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 9.00%, maturing
11/1/2020 - 8/20/2070;
total market value
$1,020,000. (g) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $8,712,910)
8,712,910
Total Investments
(cost $445,532,155) — 101.2%
473,534,068
Liabilities in excess of other
assets — (1.2)% (5,702,043)
NET ASSETS — 100.0%
$ 467,832,025
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at September 30, 2020
was $45,939,174 which represents 9.82% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2020.
(c) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on
loan at September 30, 2020 was $11,567,142, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $8,712,910 and by
$3,301,480 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 2.75%, and maturity dates ranging from 1/12/2021 –
11/15/2047, a total value of $12,014,390.
(d) Principal amounts are not adjusted for inflation.
(e) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(f) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2020 was
$8,712,910.

NVIT Government Bond Fund - September 30, 2020 (Unaudited) - Statement of Investments - 79
AID Agency for International Development
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Futures contracts outstanding as of September 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury Long Bond 22 12/2020 USD 3,878,188 6,822
U.S. Treasury Ultra Bond 96 12/2020 USD 21,294,000 48,520
55,342
Short Contracts
U.S. Treasury 10 Year Note (146) 12/2020 USD (20,371,563) (88,179)
U.S. Treasury 10 Year Ultra Note (142) 12/2020 USD (22,708,906) (105,731)
(193,910)
(138,568)
Currency:
USD United States Dollar

80 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Government Bond Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 40,460,484 $ – $ 40,460,484
Collateralized Mortgage Obligations – 37,342,038 – 37,342,038
Corporate Bonds – 37,280,487 – 37,280,487
Futures Contracts 55,342 – – 55,342
Mortgage-Backed Securities – 146,809,449 – 146,809,449
Repurchase Agreements – 8,712,910 – 8,712,910
Short-Term Investment – 8,984,952 – 8,984,952
U.S. Government Agency Securities – 127,443,319 – 127,443,319
U.S. Treasury Obligations – 66,500,429 – 66,500,429
Total Assets $ 55,342 $ 473,534,068 $ – $ 473,589,410
$ – $ – $ – $ –

NVIT Government Bond Fund - September 30, 2020 (Unaudited) - Statement of Investments - 81
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2020:
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts $ (193,910) $ – $ – $ (193,910)
Total Liabilities $ (193,910) $ – $ – $ (193,910)
Total $ (138,568) $ 473,534,068 $ – $ 473,395,500
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 55,342
Total $ 55,342
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (193,910)
Total $ (193,910)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

82 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Short Term Bond Fund
Asset-Backed Securities 23.7%
Principal
Amount ($) Value ($)
Airlines 0.9%
Air Canada Pass-Through
Trust, Series 2015-1, Class
B, 3.88%, 3/15/2023(a) 7,152,796 6,152,621
American Airlines Pass-
Through Trust
Series 2015-1, Class B,
3.70%, 5/1/2023 2,225,189 1,543,391
Series 2015-2, Class B,
4.40%, 9/22/2023 2,898,948 2,086,289
Series 2016-3, Class B,
3.75%, 10/15/2025 2,726,644 1,904,977
United Airlines Pass-Through
Trust, Series 2016-1, Class
B, 3.65%, 1/7/2026 7,858,796 5,983,683
17,670,961
Automobiles 2.4%
Credit Acceptance Auto Loan
Trust
Series 2019-3A, Class A,
2.38%, 11/15/2028(a) 6,050,000 6,221,666
Series 2020-1A, Class A,
2.01%, 2/15/2029(a) 5,000,000 5,117,493
Flagship Credit Auto Trust
Series 2019-3, Class A,
2.33%, 2/15/2024(a) 2,999,585 3,044,201
Series 2019-4, Class A,
2.17%, 6/17/2024(a) 2,490,301 2,527,903
Ford Credit Auto Owner Trust,
Series 2016-2, Class A,
2.03%, 12/15/2027(a) 5,000,000 5,057,738
Foursight Capital Automobile
Receivables Trust
Series 2020-1, Class A2,
1.97%, 9/15/2023(a) 1,908,974 1,925,062
Series 2020-1, Class A3,
2.05%, 10/15/2024(a) 3,150,000 3,226,998
NextGear Floorplan Master
Owner Trust
Series 2018-2A, Class A2,
3.69%, 10/15/2023(a) 1,666,667 1,720,537
Series 2019-2A, Class A2,
2.07%, 10/15/2024(a) 4,000,000 4,008,281
OneMain Direct Auto
Receivables Trust, Series
2018-1A, Class A, 3.43%,
12/16/2024(a) 11,721,211 11,868,964
44,718,843
Credit Card 2.6%
American Express Credit
Account Master Trust
Series 2019-1, Class A,
2.87%, 10/15/2024 10,000,000 10,384,494
Series 2019-2, Class A,
2.67%, 11/15/2024 9,000,000 9,338,010
BA Credit Card Trust, Series
2018-A1, Class A1, 2.70%,
7/17/2023 13,650,000 13,776,085
Asset-Backed Securities
Principal
Amount ($) Value ($)
Credit Card
Discover Card Execution Note
Trust
Series 2018-A5, Class A5,
3.32%, 3/15/2024 11,000,000 11,325,482
Series 2019-A1, Class A1,
3.04%, 7/15/2024 5,350,000 5,543,257
50,367,328
Electric Utilities 0.6%
AEP Texas Restoration
Funding LLC, Series
2019-1, Class A1, 2.06%,
2/1/2027 11,847,505 11,981,677
Home Equity 2.4%
Citigroup Mortgage Loan
Trust, Inc., Series 2007-
WFH1, Class M1, 0.41%,
1/25/2037(b) 6,823,436 6,789,036
Long Beach Mortgage
Loan Trust, Series 2005-
WL2, Class M2, 0.88%,
8/25/2035(b) 4,404,761 4,392,459
Morgan Stanley ABS Capital
I, Inc. Trust, Series 2005-
NC1, Class A2C, 0.91%,
1/25/2035(b) 4,807,041 4,786,469
New Residential Mortgage
Loan Trust, Series 2018-
1A, Class A1A, 4.00%,
12/25/2057(a)(b) 4,272,706 4,611,978
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
1.39%, 1/25/2036(b) 1,390,124 1,388,995
RASC Trust, Series 2005-
KS12, Class M2, 0.61%,
1/25/2036(b) 13,803,001 13,722,894
Soundview Home Loan Trust
Series 2005-CTX1, Class
M3, 0.62%, 11/25/2035(b) 5,933,799 5,906,723
Series 2006-WF2, Class
M1, 0.37%, 12/25/2036(b) 3,476,704 3,446,057
45,044,611
Other 14.8%
ALM VII Ltd., Series 2012-
7A, Class A1A2, 1.45%,
7/15/2029(a)(b) 19,000,000 18,866,753
American Homes 4 Rent,
Series 2015-SFR1, Class A,
3.47%, 4/17/2052(a) 4,505,192 4,814,407
American Homes 4 Rent Trust
Series 2014-SFR3, Class A,
3.68%, 12/17/2036(a) 3,571,255 3,806,882
Series 2015-SFR2, Class A,
3.73%, 10/17/2052(a) 10,478,857 11,211,626

NVIT Short Term Bond Fund - September 30, 2020 (Unaudited) - Statement of Investments - 83
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
AMMC CLO 22 Ltd.
Series 2018-22A, Class A,
1.27%, 4/25/2031(a)(b) 5,000,000 4,918,270
Series 2018-22A, Class B,
1.69%, 4/25/2031(a)(b) 5,000,000 4,871,405
AMMC CLO XIII Ltd., Series
2013-13A, Class A2LR,
1.96%, 7/24/2029(a)(b) 9,000,000 8,870,256
AMMC CLO XIV Ltd., Series
2014-14A, Class A2LR,
1.94%, 7/25/2029(a)(b) 8,947,368 8,816,325
Ares LVI CLO Ltd., Series
2020-56A, Class A1, 0.00%,
10/25/2031(a)(b) 2,700,000 2,700,000
Bayview Opportunity Master
Fund IVa Trust, Series
2017-SPL1, Class A, 4.00%,
10/28/2064(a)(b) 3,376,906 3,492,766
Bayview Opportunity Master
Fund IVb Trust
Series 2017-SPL2, Class A,
4.00%, 6/28/2054(a)(b) 3,967,056 4,053,214
Series 2017-SPL4, Class A,
3.50%, 1/28/2055(a)(b) 2,036,416 2,075,349
CCG Receivables Trust
Series 2018-2, Class A2,
3.09%, 12/15/2025(a) 2,463,896 2,494,348
Series 2019-1, Class A2,
2.80%, 9/14/2026(a) 4,204,032 4,277,492
Series 2019-2, Class A2,
2.11%, 3/15/2027(a) 6,321,960 6,416,531
Cedar Funding II CLO Ltd.
Series 2013-1A, Class A1R,
1.47%, 6/9/2030(a)(b) 10,000,000 9,954,030
Series 2013-1A, Class BR,
1.99%, 6/9/2030(a)(b) 7,000,000 6,910,876
Cedar Funding VII CLO Ltd.,
Series 2018-7A, Class A1,
1.27%, 1/20/2031(a)(b) 3,000,000 2,956,215
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class A2,
1.62%, 10/17/2030(a)(b) 8,500,000 8,309,668
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 3,280,792 3,521,274
Dryden 49 Senior Loan Fund,
Series 2017-49A, Class B,
1.97%, 7/18/2030(a)(b) 4,500,000 4,477,109
E3, Series 2019-1, Class A,
3.10%, 9/20/2055(a) 2,121,280 2,183,381
FCI Funding LLC, Series
2019-1A, Class A, 3.63%,
2/18/2031(a) 876,008 891,300
Federal Express Corp. Pass-
Through Trust, Series 1998
6.72%, 1/15/2022 135,107 136,230
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 1,029,196 1,078,738
Goodgreen , Series 2019-
2A, Class A, 2.76%,
4/15/2055(a) 8,195,502 8,304,478
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 429,216 452,615
HERO Funding Trust, Series
2015-2A, Class A, 3.99%,
9/20/2040(a) 564,193 593,782
Invitation Homes Trust, Series
2018-SFR3, Class A,
1.15%, 7/17/2037(a)(b) 4,594,045 4,594,760
Madison Park Funding
XII Ltd., Series 2014-
12A, Class AR, 1.53%,
7/20/2026(a)(b) 587,592 587,479
Magnetite XXVIII Ltd., Series
2020-28A, Class A, 0.00%,
10/25/2031(a)(b) 10,600,000 10,603,328
Mill City Mortgage Loan Trust,
Series 2018-4, Class A1B,
3.50%, 4/25/2066(a)(b) 10,050,187 10,685,184
Neuberger Berman Loan
Advisers CLO 32 Ltd.
Series 2019-32A, Class A,
1.60%, 1/19/2032(a)(b) 2,000,000 2,000,216
Series 2019-32A, Class B,
2.12%, 1/19/2032(a)(b) 1,000,000 1,000,549
Neuberger Berman Loan
Advisers CLO 38 Ltd.,
Series 2020-38A, Class A,
0.75%, 10/20/2032(a)(b) 10,400,000 10,404,347
New Residential Advance
Receivables Trust Advance
Receivables Backed, Series
2019-T4, Class AT4, 2.33%,
10/15/2051(a) 880,000 880,347
NRZ Advance Receivables
Trust
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 9,000,000 8,998,432
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 600,000 599,895
Owl Rock CLO I Ltd., Series
2019-1A, Class A, 2.05%,
5/20/2031(a)(b) 10,000,000 9,813,190
Renew
Series 2018-1, Class A,
3.95%, 9/20/2053(a) 3,129,279 3,364,389
Series 2017-2A, Class A,
3.22%, 9/22/2053(a) 2,824,612 2,842,564
Southwick Park CLO LLC
Series 2019-4A, Class A1,
1.57%, 7/20/2032(a)(b) 14,500,000 14,449,076
Series 2019-4A, Class B1,
2.02%, 7/20/2032(a)(b) 2,500,000 2,494,910

84 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
SPS Servicer Advance
Receivables Trust Advance
Receivables Backed Notes,
Series 2019-T2, Class AT2,
2.32%, 10/15/2052(a) 5,040,000 4,998,040
Tax Ease Funding LLC, Series
2016-1A, Class A, 3.13%,
6/15/2028(a) 2,060,625 2,064,997
TLF National Tax Lien Trust,
Series 2017-1A, Class A,
3.09%, 12/15/2029(a) 468,251 471,332
Towd Point Mortgage Trust
Series 2015-6, Class M1,
3.75%, 4/25/2055(a)(b) 4,596,000 4,991,018
Series 2018-2, Class A1,
3.25%, 3/25/2058(a)(b) 1,325,024 1,408,414
Series 2018-6, Class A1,
3.75%, 3/25/2058(a)(b) 3,810,942 4,066,073
Series 2018-3, Class A1,
3.75%, 5/25/2058(a)(b) 802,356 857,961
Series 2019-4, Class A1,
2.90%, 10/25/2059(a)(b) 17,635,109 18,690,963
Tricon American Homes Trust
Series 2017-SFR2, Class A,
2.93%, 1/17/2036(a) 14,057,984 14,452,623
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 5,190,500 5,449,013
282,224,420
Total Asset-Backed Securities
(cost $452,802,920)
452,007,840
Collateralized Mortgage Obligations 8.8%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 10,981,967 11,090,766
Chase Mortgage Finance
Corp., Series 2016-
SH1, Class M2, 3.75%,
4/25/2045(a)(b) 1,140,251 1,153,994
FHLMC REMICS, Series
3616, Class PA, 4.50%,
11/15/2039 21,812 22,105
GSAA Trust, Series 2004-
NC1, Class AF6, 5.26%,
11/25/2033(c) 4,751 4,833
HomeBanc Mortgage Trust,
Series 2005-4, Class A2,
0.48%, 10/25/2035(b) 2,243,428 2,242,760
Mello Warehouse
Securitization Trust
Series 2019-1, Class A,
0.95%, 6/25/2052(a)(b) 6,700,000 6,705,115
Series 2019-1, Class B,
1.15%, 6/25/2052(a)(b) 1,430,000 1,427,118
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
MFA Trust, Series 2017-
RPL1, Class A1, 2.59%,
2/25/2057(a)(b) 3,487,265 3,528,737
Mill City Mortgage Loan Trust,
Series 2019-GS1, Class A1,
2.75%, 7/25/2059(a)(b) 8,572,284 8,955,359
New Residential Mortgage
Loan Trust
Series 2016-2A, Class A1,
3.75%, 11/26/2035(a)(b) 8,047,935 8,693,060
Series 2014-3A, Class
AFX3, 3.75%, 11/25/2054(a)
(b) 3,306,451 3,538,121
Series 2016-3A, Class A1,
3.75%, 9/25/2056(a)(b) 1,651,326 1,777,400
Series 2016-4A, Class A1,
3.75%, 11/25/2056(a)(b) 1,691,449 1,818,175
Series 2017-1A, Class A1,
4.00%, 2/25/2057(a)(b) 4,324,675 4,685,169
Series 2017-2A, Class A3,
4.00%, 3/25/2057(a)(b) 6,085,888 6,582,928
Series 2017-3A, Class A1,
4.00%, 4/25/2057(a)(b) 2,644,488 2,856,810
Series 2019-1A, Class A1,
4.00%, 9/25/2057(a)(b) 2,824,720 3,099,443
Series 2019-2A, Class A1,
4.25%, 12/25/2057(a)(b) 6,955,642 7,481,428
Series 2018-5A, Class A1,
4.75%, 12/25/2057(a)(b) 4,929,874 5,304,893
Series 2018-2A, Class A1,
4.50%, 2/25/2058(a)(b) 1,799,360 1,962,066
Series 2018-3A, Class A1,
4.50%, 5/25/2058(a)(b) 10,198,411 11,037,142
Series 2019-3A, Class A1A,
3.75%, 11/25/2058(a)(b) 2,964,582 3,172,974
Series 2019-4A, Class A1B,
3.50%, 12/25/2058(a)(b) 6,880,408 7,319,061
Series 2019-RPL2, Class
A1, 3.25%, 2/25/2059(a)(b) 15,254,225 16,291,841
Series 2019-6A, Class A1B,
3.50%, 9/25/2059(a)(b) 4,982,898 5,259,449
Series 2020-RPL1, Class
A1, 2.75%, 11/25/2059(a)(b) 8,334,058 8,806,543
RALI Trust, Series 2003-
QS20, Class CB, 5.00%,
11/25/2018 29,635 30,353
RCO Trust
Series 2017-INV1, Class A,
3.20%, 11/25/2052(a)(b) 2,983,658 3,024,517
Series 2018-VFS1, Class
A1, 4.27%, 12/26/2053(a)(b) 2,148,259 2,258,793
Sequoia Mortgage Trust
Series 2017-CH1, Class A2,
3.50%, 8/25/2047(a)(b) 861,536 882,465
Series 2018-CH4, Class
A10, 4.50%, 10/25/2048(a)
(b) 544,680 547,189
Series 2018-8, Class A4,
4.00%, 11/25/2048(a)(b) 886,599 887,399

NVIT Short Term Bond Fund - September 30, 2020 (Unaudited) - Statement of Investments - 85
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Visio Trust
Series 2019-1, Class A1,
3.57%, 6/25/2054(a)(b) 12,498,870 12,748,808
Series 2019-2, Class A1,
2.72%, 11/25/2054(a)(b) 11,864,954 12,133,284
Total Collateralized Mortgage Obligations
(cost $161,996,067)
167,330,098
Commercial Mortgage-Backed Securities 0.2%
AOA Mortgage Trust , Series
2015-1177, Class A, 2.96%,
12/13/2029(a) 4,000,000 3,990,780
Morgan Stanley Bank of
America Merrill Lynch Trust ,
Series 2013-C8, Class XA,
IO, 1.11%, 12/15/2048(b) 20,983,809 358,489
Total Commercial Mortgage-Backed
Securities
(cost $4,389,389) 4,349,269
Corporate Bonds 18.8%
Aerospace & Defense 0.1%
Raytheon Technologies Corp. ,
3.65%, 8/16/2023 2,596,000 2,804,623
Automobiles 0.5%
Daimler Finance North
America LLC ,
3.65%, 2/22/2024(a) 5,000,000 5,429,031
2.70%, 6/14/2024(a)(d) 3,000,000 3,173,907
8,602,938
Banks 3.8%
Bank of America Corp. ,
(ICE LIBOR USD 3
Month + 0.63%), 2.33%,
10/1/2021(e) 2,500,000 2,500,000
(ICE LIBOR USD 3
Month + 1.16%), 1.43%,
1/20/2023(e) 5,000,000 5,054,829
(ICE LIBOR USD 3
Month + 0.79%), 3.00%,
12/20/2023(e) 8,623,000 9,053,509
Citigroup, Inc. ,
4.40%, 6/10/2025 7,000,000 7,871,994
Citizens Financial Group, Inc. ,
2.64%, 9/30/2032(a)(d) 9,075,000 9,041,668
Cooperatieve Rabobank UA ,
3.95%, 11/9/2022 7,770,000 8,255,649
4.63%, 12/1/2023 2,386,000 2,653,542
ING Groep NV ,
3.15%, 3/29/2022 5,000,000 5,188,519
JPMorgan Chase & Co. ,
4.63%, 5/10/2021 15,000,000 15,395,943
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co. ,
4.13%, 8/15/2023 7,000,000 7,625,276
72,640,929
Beverages 0.7%
Anheuser-Busch InBev
Worldwide, Inc. ,
4.15%, 1/23/2025 6,950,000 7,846,649
Bacardi Ltd. ,
4.45%, 5/15/2025(a) 5,000,000 5,583,682
13,430,331
Biotechnology 0.7%
AbbVie, Inc. ,
4.88%, 2/15/2021(a) 930,000 935,160
3.45%, 3/15/2022(a) 10,000,000 10,359,837
2.60%, 11/21/2024(a) 2,000,000 2,120,980
13,415,977
Building Products 0.2%
Carrier Global Corp. ,
2.24%, 2/15/2025(a) 3,750,000 3,908,785
Capital Markets 2.3%
Goldman Sachs Group, Inc.
(The) ,
5.25%, 7/27/2021 4,000,000 4,155,930
(ICE LIBOR USD 3 Month +
1.05%), 2.91%, 6/5/2023(e) 7,000,000 7,249,809
3.75%, 5/22/2025 2,000,000 2,222,376
Morgan Stanley ,
5.75%, 1/25/2021 16,302,000 16,580,447
UBS Group AG ,
2.65%, 2/1/2022(a) 9,000,000 9,257,467
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.83%),
1.01%, 7/30/2024(a)(d)(e) 4,000,000 4,008,746
43,474,775
Diversified Telecommunication Services 0.9%
AT&T, Inc. ,
4.10%, 2/15/2028 5,102,000 5,896,031
CCO Holdings LLC ,
5.75%, 2/15/2026(a) 10,000,000 10,400,000
16,296,031
Electric Utilities 0.8%
Evergy , Inc. ,
5.29%, 6/15/2022(c) 11,510,000 12,237,327
FirstEnergy Corp. ,
Series A, 1.60%, 1/15/2026 2,650,000 2,632,910
14,870,237
Equity Real Estate Investment Trusts (REITs) 0.1%
Corporate Office Properties
LP ,
2.25%, 3/15/2026(d) 2,015,000 2,037,606

86 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products 0.3%
Kraft Heinz Foods Co. ,
3.00%, 6/1/2026 5,000,000 5,148,305
Health Care Providers & Services 0.5%
CVS Health Corp. ,
3.70%, 3/9/2023 4,646,000 4,976,588
3.63%, 4/1/2027 4,000,000 4,492,045
9,468,633
Insurance 1.1%
Five Corners Funding Trust ,
4.42%, 11/15/2023(a)(d) 7,577,000 8,418,731
MassMutual Global Funding II ,
0.85%, 6/9/2023(a) 7,000,000 7,064,814
Principal Life Global Funding
II ,
2.25%, 11/21/2024(a) 6,000,000 6,352,622
21,836,167
Media 0.6%
Charter Communications
Operating LLC ,
4.91%, 7/23/2025 3,000,000 3,467,610
Comcast Corp. ,
3.70%, 4/15/2024(d) 7,500,000 8,281,696
11,749,306
Oil, Gas & Consumable Fuels 2.8%
Aker BP ASA ,
4.75%, 6/15/2024(a) 17,000,000 17,455,237
BP Capital Markets America,
Inc. ,
3.79%, 2/6/2024 5,000,000 5,482,347
BP Capital Markets plc ,
3.81%, 2/10/2024 3,975,000 4,368,792
Energy Transfer Operating LP ,
4.25%, 3/15/2023 3,350,000 3,482,950
5.88%, 1/15/2024 3,500,000 3,849,399
Marathon Oil Corp. ,
3.85%, 6/1/2025 3,000,000 3,079,073
MPLX LP ,
4.25%, 12/1/2027 2,500,000 2,809,120
Occidental Petroleum Corp. ,
2.70%, 8/15/2022 2,742,000 2,562,043
Sabine Pass Liquefaction
LLC ,
5.75%, 5/15/2024 4,000,000 4,528,138
Williams Cos., Inc. (The) ,
3.90%, 1/15/2025(d) 4,500,000 4,919,898
52,536,997
Pharmaceuticals 1.9%
Bristol-Myers Squibb Co. ,
2.90%, 7/26/2024 8,900,000 9,643,872
Royalty Pharma plc ,
0.75%, 9/2/2023(a) 9,957,000 9,929,817
Shire Acquisitions Investments
Ireland DAC ,
2.88%, 9/23/2023 10,210,000 10,837,238
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Teva Pharmaceutical Finance
Netherlands III BV ,
2.20%, 7/21/2021(d) 1,555,000 1,541,783
Upjohn, Inc. ,
1.65%, 6/22/2025(a) 5,000,000 5,117,130
37,069,840
Professional Services 0.3%
Equifax, Inc. ,
2.60%, 12/1/2024 5,000,000 5,336,319
Road & Rail 0.4%
Ashtead Capital, Inc. ,
4.13%, 8/15/2025(a) 7,500,000 7,696,875
Semiconductors & Semiconductor Equipment 0.2%
QUALCOMM, Inc. ,
1.30%, 5/20/2028(a) 4,200,000 4,178,580
Thrifts & Mortgage Finance 0.6%
BPCE SA ,
4.00%, 9/12/2023(a) 3,000,000 3,258,150
5.70%, 10/22/2023(a) 6,800,000 7,620,175
10,878,325
Total Corporate Bonds
(cost $345,045,856)
357,381,579
Exchange Traded Fund 0.6%
Shares
Debt Funds 0.6%
iShares Trust iShares 1-5
Year Investment Grade
Corporate Bond ETF 186,220 10,225,340
0
Total Exchange Traded Fund
(cost $10,011,187)
10,225,340
Loan Participations 0.5%
Principal
Amount ($)
Software 0.5%
Open Text Corp., 1st Lien
Term Loan B, (ICE LIBOR
USD 1 Month + 1.75%),
1.90%, 5/30/2025 (e) 942,999 934,946
TIBCO Software, Inc., 1st Lien
Term Loan, (ICE LIBOR
USD 1 Month + 3.75%),
3.90%, 6/30/2026 (e) 9,507,215 9,257,651
10,192,597
0
Total Loan Participations
(cost $10,212,641) 10,192,597

NVIT Short Term Bond Fund - September 30, 2020 (Unaudited) - Statement of Investments - 87
Mortgage-Backed Securities 8.4%
Principal
Amount ($) Value ($)
FHLMC Non Gold Pool
Pool# 1Q0648
3.59%, 6/1/2037(b) 314,107 328,336
Pool# 1B3601
4.32%, 10/1/2037(b) 126,859 126,783
FHLMC UMBS Pool
Pool# SB8004
2.50%, 7/1/2034 1,384,656 1,446,041
Pool# SB8057
2.00%, 8/1/2035 24,610,313 25,586,880
FNMA Pool
Pool# 747271
2.77%, 7/1/2034(b) 276,168 282,868
Pool# 886345
2.35%, 8/1/2036(b) 63,123 63,560
Pool# 949691
2.36%, 9/1/2037(b) 71,338 71,523
FNMA UMBS Pool
Pool# CA4488
2.50%, 7/1/2034 4,789,119 5,000,077
Pool# BN0906
4.00%, 11/1/2048 6,633,253 7,140,823
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 10/25/2035 40,000,000
40,915,625
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 10/25/2050 77,000,000
79,598,750
Total Mortgage-Backed Securities
(cost $159,050,156)
160,561,266
U.S. Treasury Obligations 39.9%
U.S. Treasury Bonds, 7.13%,
2/15/2023 5,000,000 5,829,688
U.S. Treasury Inflation Linked
Notes
0.13%, 4/15/2022 (f) 15,000,000 16,261,604
0.13%, 7/15/2022 (f) 73,000,000 84,367,121
0.13%, 1/15/2030 (f) 91,500,000 101,758,928
U.S. Treasury Notes
1.63%, 10/15/2020 (d) 1,000,000 1,000,583
1.75%, 11/15/2020 (d) 8,000,000 8,016,034
2.38%, 12/31/2020 (d) 9,000,000 9,050,155
2.50%, 1/31/2021 (d) 11,500,000 11,588,945
2.38%, 3/15/2021 (d) 3,000,000 3,030,000
1.38%, 4/30/2021 (d) 10,000,000 10,072,266
2.63%, 5/15/2021 4,000,000 4,061,719
1.75%, 7/31/2021 7,000,000 7,092,969
2.13%, 8/15/2021 5,000,000 5,086,133
1.50%, 9/30/2021 4,000,000 4,053,437
1.75%, 11/30/2021 (d) 24,000,000 24,447,187
0.13%, 6/30/2022 29,700,000 29,693,039
2.00%, 11/30/2022 10,000,000 10,401,562
2.13%, 12/31/2022 5,135,000 5,363,467
0.25%, 4/15/2023 190,000,000 190,475,000
2.50%, 1/31/2024 24,000,000 25,848,750
2.00%, 5/31/2024 51,000,000 54,352,852
2.38%, 8/15/2024 (d) 50,000,000 54,175,781
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
2.25%, 10/31/2024 5,000,000 5,411,914
2.25%, 11/15/2024 8,000,000 8,662,500
2.00%, 8/15/2025 15,000,000 16,250,977
2.25%, 11/15/2025 4,000,000 4,396,094
2.63%, 1/31/2026 54,000,000 60,591,797
Total U.S. Treasury Obligations
(cost $742,600,049)
761,340,502
Repurchase Agreements 0.8%
Bank of America NA
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$6,825,941, collateralized
by U.S. Government
Agency Securities,
3.00%, maturing
7/20/2049; total market
value $6,962,444. (g) 6,825,925 6,825,925
BofA Securities, Inc .
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$3,000,007, collateralized
by U.S. Government
Agency Securities,
3.50%, maturing
9/20/2050; total market
value $3,060,000. (g) 3,000,000 3,000,000
NatWest Markets Securities,
Inc.
0.07%, dated 9/29/2020,
due 10/6/2020,
repurchase price
$4,000,055, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.13%
- 3.00%, maturing
7/15/2021 - 8/15/2048;
total market value
$4,080,012. (g) 4,000,000 4,000,000
Nomura Securities
International, Inc.
0.06%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$1,000,002, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 3.63%, maturing
11/15/2020 - 6/15/2023;
total market value
$1,020,001. (g) 1,000,000 1,000,000

88 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Short Term Bond Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC
0.14%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$1,000,004, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 9.00%, maturing
11/1/2020 - 8/20/2070;
total market value
$1,020,000. (g) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $15,825,925)
15,825,925
Total Investments
(cost $1,901,934,190) — 101.7%
1,939,214,416
Liabilities in excess of other
assets — (1.7)% (32,464,671)
NET ASSETS — 100.0%
$ 1,906,749,745
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at September 30, 2020
was $647,903,853 which represents 33.98% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2020.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2020.
(d) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on
loan at September 30, 2020 was $78,068,112, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $15,825,925 and by
$64,378,606 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.50%, and maturity dates ranging from 10/8/2020 –
2/15/2050, a total value of $80,204,531.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of September 30, 2020.
(f) Principal amounts are not adjusted for inflation.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2020 was
$15,825,925.
CLO Collateralized Loan Obligations
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of September 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 3,373 12/2020 USD 745,301,242 466,234
466,234
Short Contracts
U.S. Treasury 5 Year Note (2,563) 12/2020 USD (323,018,094) (686,948)
U.S. Treasury 10 Year Note (422) 12/2020 USD (58,882,187) (122,841)
U.S. Treasury 10 Year Ultra Note (577) 12/2020 USD (92,274,922) (314,353)
(1,124,142)
(657,908)
At September 30, 2020, the Fund had $3,310,745 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Short Term Bond Fund - September 30, 2020 (Unaudited) - Statement of Investments - 89
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 452,007,840 $ – $ 452,007,840
Collateralized Mortgage Obligations – 167,330,098 – 167,330,098
Commercial Mortgage-Backed Securities – 4,349,269 – 4,349,269
Corporate Bonds – 357,381,579 – 357,381,579
Exchange Traded Fund 10,225,340 – – 10,225,340
Futures Contracts 466,234 – – 466,234
Loan Participations – 10,192,597 – 10,192,597
Mortgage-Backed Securities – 160,561,266 – 160,561,266
Repurchase Agreements – 15,825,925 – 15,825,925
U.S. Treasury Obligations – 761,340,502 – 761,340,502
Total Assets $ 10,691,574 $ 1,928,989,076 $ – $ 1,939,680,650
$ – $ – $ – $ –

90 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Short Term Bond Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2020:
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts $ (1,124,142) $ – $ – $ (1,124,142)
Total Liabilities $ (1,124,142) $ – $ – $ (1,124,142)
Total $ 9,567,432 $ 1,928,989,076 $ – $ 1,938,556,508
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 466,234
Total $ 466,234
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (1,124,142)
Total $ (1,124,142)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT AllianzGI International Growth Fund - September 30, 2020 (Unaudited) - Statement of Investments - 1
Common Stocks 96.5%
Shares Value ($)
ARGENTINA 3.5%
Internet & Direct Marketing Retail 3.5%
MercadoLibre , Inc. * 6,777 7,335,967
AUSTRALIA 3.7%
Biotechnology 0.8%
CSL Ltd. 8,493 1,749,914
Hotels, Restaurants & Leisure 2.9%
Domino's Pizza Enterprises
Ltd. (a) 107,406 6,125,117
7,875,031
BRAZIL 3.4%
IT Services 3.4%
StoneCo Ltd., Class A * 137,524 7,273,644
CANADA 6.2%
Food & Staples Retailing 1.9%
Alimentation Couche-Tard,
Inc., Class B 114,329 3,981,402
IT Services 1.8%
Shopify, Inc., Class A * 3,797 3,884,217
Road & Rail 0.5%
Canadian National Railway
Co. 10,287 1,095,565
Software 2.0%
Constellation Software, Inc. 3,667 4,074,802
13,035,986
CHINA 14.2%
Diversified Consumer Services 0.8%
TAL Education Group, ADR * 22,874 1,739,339
Entertainment 2.5%
Tencent Music Entertainment
Group, ADR *(a) 352,891 5,212,200
Interactive Media & Services 4.8%
Tencent Holdings Ltd. 151,973 10,120,395
Internet & Direct Marketing Retail 6.1%
Alibaba Group Holding Ltd.,
ADR * 44,309 13,025,960
30,097,894
DENMARK 13.6%
Air Freight & Logistics 3.1%
DSV Panalpina A/S 39,621 6,465,727
Health Care Equipment & Supplies 5.2%
Ambu A/S, Class B 375,491 10,631,224
Coloplast A/S, Class B 3,232 511,135
11,142,359
Pharmaceuticals 1.1%
Novo Nordisk A/S, Class B 34,186 2,374,620
Software 4.2%
Netcompany Group A/S Reg.
S *(b) 107,780 8,922,068
28,904,774
GERMANY 11.0%
Diversified Financial Services 0.5%
GRENKE AG 27,407 1,013,283
Common Stocks
Shares Value ($)
GERMANY
Internet & Direct Marketing Retail 1.6%
Zalando SE Reg. S *(b) 36,461 3,412,813
IT Services 2.1%
Bechtle AG 21,989 4,457,081
Semiconductors & Semiconductor Equipment 3.3%
Infineon Technologies AG 250,517 7,086,312
Software 2.5%
SAP SE 33,625 5,236,200
Textiles, Apparel & Luxury Goods 1.0%
adidas AG * 6,572 2,127,115
23,332,804
HONG KONG 2.4%
Insurance 2.4%
AIA Group Ltd. 519,819 5,120,830
INDIA 3.4%
Banks 3.4%
HDFC Bank Ltd. * 482,832 7,114,562
INDONESIA 0.4%
Banks 0.4%
Bank Central Asia Tbk . PT 442,710 807,934
IRELAND 1.4%
Building Products 1.4%
Kingspan Group plc 32,943 2,993,843
ISRAEL 6.7%
IT Services 6.7%
Wix.com Ltd. * 55,314 14,096,773
JAPAN 2.8%
Electronic Equipment, Instruments & Components 1.7%
Keyence Corp. 7,713 3,594,586
Trading Companies & Distributors 1.1%
MonotaRO Co. Ltd. 46,505 2,316,165
5,910,751
NETHERLANDS 4.5%
Semiconductors & Semiconductor Equipment 4.5%
ASML Holding NV 25,746 9,493,441
NEW ZEALAND 1.3%
Air Freight & Logistics 1.3%
Mainfreight Ltd. 91,406 2,789,419
SOUTH AFRICA 1.0%
Banks 1.0%
Capitec Bank Holdings Ltd. 34,923 2,161,626
SWEDEN 6.9%
Building Products 0.6%
Assa Abloy AB, Class B 52,818 1,232,828
Chemicals 1.2%
Hexpol AB * 273,936 2,451,616
Electronic Equipment, Instruments & Components 1.2%
Hexagon AB, Class B * 34,283 2,590,971
Machinery 2.0%
Atlas Copco AB, Class A 57,157 2,720,283
Epiroc AB, Class A 106,037 1,539,060
4,259,343

2 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT AllianzGI International Growth Fund
Common Stocks
Shares Value ($)
SWEDEN
Trading Companies & Distributors 1.9%
AddTech AB, Class B (a) 315,212 4,120,159
14,654,917
SWITZERLAND 4.1%
Capital Markets 1.2%
Partners Group Holding AG 2,705 2,489,068
Chemicals 1.3%
Sika AG (Registered) 11,571 2,842,648
Machinery 0.9%
VAT Group AG Reg. S *(b) 10,276 1,964,510
Software 0.7%
Temenos AG (Registered) 10,457 1,408,207
8,704,433
TAIWAN 4.8%
Entertainment 4.8%
Sea Ltd., ADR *(a) 65,366 10,068,979
UNITED KINGDOM 1.2%
Industrial Conglomerates 1.2%
DCC plc 34,003 2,620,443
Total Investments
(cost $123,297,548)   — 96.5% 204,394,051
Other assets in excess of liabilities — 3.5% 7,367,152
NET ASSETS — 100.0%
$ 211,761,203
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on
loan at September 30, 2020 was $17,816,135, which
was collateralized by $18,956,233 in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 5.00%, and maturity dates ranging from 10/8/2020
– 2/15/2050.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at September 30, 2020
was $14,299,391 which represents 6.75% of net assets.
ADR American Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

NVIT AllianzGI International Growth Fund - September 30, 2020 (Unaudited) - Statement of Investments - 3
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a fair
value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”)
to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no
longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation
Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-
exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets.
The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.
To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-
U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

4 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT AllianzGI International Growth Fund
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ – $ 9,255,146 $ – $ 9,255,146
Banks – 10,084,122 – 10,084,122
Biotechnology – 1,749,914 – 1,749,914
Building Products – 4,226,671 – 4,226,671
Capital Markets – 2,489,068 – 2,489,068
Chemicals – 5,294,264 – 5,294,264
Diversified Consumer Services 1,739,339 – – 1,739,339
Diversified Financial Services – 1,013,283 – 1,013,283
Electronic Equipment, Instruments &
Components – 6,185,557 – 6,185,557
Entertainment 15,281,179 – – 15,281,179
Food & Staples Retailing 3,981,402 – – 3,981,402
Health Care Equipment & Supplies – 11,142,359 – 11,142,359
Hotels, Restaurants & Leisure – 6,125,117 – 6,125,117
Industrial Conglomerates – 2,620,443 – 2,620,443
Insurance – 5,120,830 – 5,120,830
Interactive Media & Services – 10,120,395 – 10,120,395
Internet & Direct Marketing Retail 20,361,927 3,412,813 – 23,774,740
IT Services 25,254,634 4,457,081 – 29,711,715
Machinery – 6,223,853 – 6,223,853
Pharmaceuticals – 2,374,620 – 2,374,620
Road & Rail 1,095,565 – – 1,095,565
Semiconductors & Semiconductor
Equipment – 16,579,753 – 16,579,753
Software 4,074,802 15,566,475 – 19,641,277
Textiles, Apparel & Luxury Goods – 2,127,115 – 2,127,115
Trading Companies & Distributors – 6,436,324 – 6,436,324
Total Common Stocks $ 71,788,848 $ 132,605,203 $ – $ 204,394,051
Total $ 71,788,848 $ 132,605,203 $ – $ 204,394,051
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Columbia Overseas Value Fund - September 30, 2020 (Unaudited) - Statement of Investments - 5
Common Stocks 97.4%
Shares Value ($)
AUSTRALIA 1.8%
Health Care Equipment & Supplies 0.9%
Ansell Ltd. 55,075 1,472,566
Metals & Mining 0.9%
BHP Group Ltd., ADR (a) 30,228 1,563,090
3,035,656
AUSTRIA 1.4%
Machinery 1.4%
ANDRITZ AG 79,506 2,449,347
BERMUDA 0.4%
Oil, Gas & Consumable Fuels 0.4%
Teekay Tankers Ltd., Class
A *(a) 65,114 705,836
CANADA 3.9%
Food & Staples Retailing 1.0%
Alimentation Couche-Tard,
Inc., Class B 47,131 1,641,294
Metals & Mining 1.9%
Teck Resources Ltd., Class B 95,441 1,328,539
Yamana Gold, Inc. (a) 356,602 2,025,499
3,354,038
Oil, Gas & Consumable Fuels 1.0%
Cameco Corp. 167,952 1,696,315
6,691,647
FINLAND 2.2%
Paper & Forest Products 2.2%
UPM- Kymmene OYJ 123,864 3,769,931
FRANCE 11.9%
Banks 1.9%
BNP Paribas SA * 91,206 3,304,031
Biotechnology 0.0%
†
DBV Technologies SA, ADR * 30,442 52,665
Construction & Engineering 0.7%
Eiffage SA * 14,253 1,161,671
Insurance 2.3%
AXA SA 217,529 4,015,659
IT Services 2.5%
Atos SE * 22,054 1,776,534
Capgemini SE 19,188 2,457,517
4,234,051
Oil, Gas & Consumable Fuels 2.6%
TOTAL SE (a) 128,212 4,401,908
Pharmaceuticals 1.9%
Sanofi 33,191 3,328,030
20,498,015
GERMANY 8.2%
Chemicals 1.8%
Covestro AG Reg. S (b) 63,305 3,143,205
Insurance 0.9%
Allianz SE (Registered) 7,945 1,523,999
Machinery 2.7%
Duerr AG 74,669 2,297,765
KION Group AG 27,687 2,377,792
4,675,557
Common Stocks
Shares Value ($)
GERMANY
Multi-Utilities 1.4%
E.ON SE 210,839 2,329,491
Pharmaceuticals 0.9%
Bayer AG (Registered) 24,898 1,556,142
Real Estate Management & Development 0.5%
Aroundtown SA * 181,803 913,833
14,142,227
HONG KONG 1.4%
Food Products 1.4%
WH Group Ltd. Reg. S (b) 3,037,000 2,471,892
IRELAND 1.8%
Biotechnology 0.1%
Amarin Corp. plc, ADR *(a) 26,060 109,713
Hotels, Restaurants & Leisure 1.7%
Flutter Entertainment plc 18,726 2,949,160
3,058,873
ISRAEL 2.3%
Banks 1.4%
Bank Hapoalim BM 465,504 2,485,313
Diversified Telecommunication Services 0.9%
Bezeq The Israeli
Telecommunication Corp.
Ltd. * 1,333,077 1,550,405
4,035,718
JAPAN 22.7%
Auto Components 1.0%
Koito Manufacturing Co. Ltd. 32,800 1,672,154
Automobiles 2.5%
Subaru Corp. (a) 83,700 1,624,835
Toyota Motor Corp. 40,300 2,665,424
4,290,259
Banks 1.4%
Sumitomo Mitsui Financial
Group, Inc. 84,900 2,362,439
Construction & Engineering 1.1%
Kinden Corp. (a) 105,400 1,857,727
Diversified Financial Services 2.0%
ORIX Corp. 272,400 3,391,220
Diversified Telecommunication Services 1.5%
Nippon Telegraph &
Telephone Corp. 124,900 2,555,336
Electronic Equipment, Instruments & Components 1.1%
Daiwabo Holdings Co. Ltd. 30,200 1,950,105
Equity Real Estate Investment Trusts (REITs) 0.5%
Invincible Investment Corp. 2,890 860,655
Food & Staples Retailing 1.7%
Matsumotokiyoshi Holdings
Co. Ltd. (a) 81,600 2,976,894
Health Care Providers & Services 1.6%
Ship Healthcare Holdings,
Inc. 57,800 2,828,546

6 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Columbia Overseas Value Fund
Common Stocks
Shares Value ($)
JAPAN
Household Durables 0.7%
Sony Corp. 16,500 1,262,001
Insurance 0.9%
Dai-ichi Life Holdings, Inc. 108,500 1,531,294
IT Services 0.6%
Fujitsu Ltd. 7,500 1,026,978
Machinery 0.9%
Takuma Co. Ltd. (a) 94,100 1,602,631
Pharmaceuticals 2.6%
Shionogi & Co. Ltd. (a) 27,500 1,471,279
Takeda Pharmaceutical Co.
Ltd. 82,400 2,935,250
4,406,529
Real Estate Management & Development 0.3%
Starts Corp., Inc. (a) 26,800 588,476
Trading Companies & Distributors 2.3%
ITOCHU Corp. (a) 155,400 3,973,699
39,136,943
NETHERLANDS 8.9%
Banks 2.6%
ABN AMRO Bank NV, CVA
Reg. S (b) 192,823 1,612,402
ING Groep NV 421,251 2,982,818
4,595,220
Electrical Equipment 2.1%
Signify NV Reg. S *(b) 95,555 3,536,209
Insurance 2.1%
ASR Nederland NV 105,281 3,540,951
Oil, Gas & Consumable Fuels 2.1%
Royal Dutch Shell plc, Class
B 297,624 3,600,362
15,272,742
NORWAY 1.8%
Chemicals 0.7%
Yara International ASA 33,381 1,285,300
Food Products 1.1%
Leroy Seafood Group ASA 319,278 1,832,003
3,117,303
RUSSIA 0.7%
Banks 0.7%
Sberbank of Russia PJSC,
ADR * 76,166 888,606
Sberbank of Russia PJSC,
ADR * 26,895 313,865
1,202,471
SINGAPORE 3.1%
Banks 1.2%
DBS Group Holdings Ltd. 135,300 1,990,037
Electronic Equipment, Instruments & Components 1.4%
Venture Corp. Ltd. 172,300 2,443,038
Common Stocks
Shares Value ($)
SINGAPORE
Oil, Gas & Consumable Fuels 0.5%
BW LPG Ltd. Reg. S (b) 201,939 836,522
5,269,597
SOUTH KOREA 1.2%
Internet & Direct Marketing Retail 0.6%
Hyundai Home Shopping
Network Corp. 17,207 1,048,413
Textiles, Apparel & Luxury Goods 0.6%
Youngone Corp. 39,851 957,219
2,005,632
SPAIN 2.7%
Construction & Engineering 0.7%
ACS Actividades de
Construccion y Servicios
SA 54,519 1,235,248
Electric Utilities 1.7%
Endesa SA 107,256 2,868,537
Energy Equipment & Services 0.3%
Tecnicas Reunidas SA * 46,011 491,799
4,595,584
SWITZERLAND 1.8%
Pharmaceuticals 1.8%
Novartis AG (Registered) 35,830 3,113,672
TAIWAN 1.3%
Insurance 1.3%
Fubon Financial Holding Co.
Ltd. 1,503,000 2,181,996
UNITED KINGDOM 14.4%
Banks 1.0%
Barclays plc 757,757 953,533
HSBC Holdings plc 205,499 798,348
1,751,881
Capital Markets 0.9%
TP ICAP plc 512,274 1,507,489
Distributors 0.3%
Inchcape plc 97,545 552,210
Diversified Telecommunication Services 2.1%
BT Group plc 886,459 1,126,527
Liberty Global plc, Class C * 126,010 2,587,615
3,714,142
Energy Equipment & Services 0.3%
John Wood Group plc 213,367 584,677
Household Durables 0.2%
Crest Nicholson Holdings plc 144,712 367,860
Independent Power and Renewable Electricity Producers
0.7%
Drax Group plc 339,298 1,165,121
Industrial Conglomerates 1.8%
DCC plc 39,729 3,061,717
Insurance 1.4%
Just Group plc * 2,247,230 1,301,081
Legal & General Group plc 440,551 1,067,684
2,368,765

NVIT Columbia Overseas Value Fund - September 30, 2020 (Unaudited) - Statement of Investments - 7
Common Stocks
Shares Value ($)
UNITED KINGDOM
Media 0.5%
WPP plc 100,436 784,381
Oil, Gas & Consumable Fuels 1.1%
BP plc 654,281 1,899,644
Pharmaceuticals 0.2%
GW Pharmaceuticals plc,
ADR *(a) 3,998 389,205
Software 0.2%
Micro Focus International plc 89,968 284,541
Tobacco 2.8%
British American Tobacco plc 137,348 4,936,696
Wireless Telecommunication Services 0.9%
Vodafone Group plc 1,142,752 1,516,067
24,884,396
UNITED STATES 3.5%
Beverages 1.6%
Primo Water Corp. (a) 198,182 2,814,185
Biotechnology 0.7%
Alexion Pharmaceuticals,
Inc. * 3,799 434,719
Insmed , Inc. * 12,435 399,661
Sage Therapeutics, Inc. * 5,005 305,906
1,140,286
Diversified Financial Services 0.9%
Burford Capital Ltd. 190,327 1,529,962
Health Care Equipment & Supplies 0.2%
Quotient Ltd. * 79,809 410,218
Pharmaceuticals 0.1%
Aerie Pharmaceuticals, Inc.
*(a) 16,629 195,723
6,090,374
Total Common Stocks
(cost $151,919,024) 167,729,852
Exchange Traded Fund 2.0%
UNITED STATES 2.0%
iShares MSCI EAFE Value
ETF (a) 85,242 3,439,515
Total Exchange Traded Fund
(cost $3,593,973) 3,439,515
Repurchase Agreements 10.7%
Principal
Amount ($)
Bank of America NA,
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$6,913,079, collateralized
by U.S. Government
Agency Securities,
3.00%, maturing
7/20/2049; total market
value $7,051,324.(c) 6,913,063 6,913,063
Repurchase Agreements
Principal
Amount ($) Value ($)
BofA Securities, Inc.,
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$4,000,009, collateralized
by U.S. Government
Agency Securities,
3.50%, maturing
9/20/2050; total market
value $4,080,000.(c) 4,000,000 4,000,000
Cantor Fitzgerald &
Co., 0.08%, dated
9/30/2020, due
10/1/2020, repurchase
price $2,000,005,
collateralized by U.S.
Government Agency
Securities, ranging from
0.51% - 7.00%, maturing
11/1/2023 - 6/20/2067;
total market value
$2,040,000.(c) 2,000,000 2,000,000
NatWest Markets
Securities, Inc., 0.07%,
dated 9/29/2020, due
10/6/2020, repurchase
price $4,000,055,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 3.00%, maturing
7/15/2021 - 8/15/2048;
total market value
$4,080,012.(c) 4,000,000 4,000,000
Nomura Securities
International, Inc., 0.06%,
dated 9/30/2020, due
10/1/2020, repurchase
price $500,001,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 3.63%, maturing
11/15/2020 - 6/15/2023;
total market value
$510,000.(c) 500,000 500,000

8 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Columbia Overseas Value Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 0.14%,
dated 9/30/2020, due
10/1/2020, repurchase
price $1,000,004,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 9.00%, maturing
11/1/2020 - 8/20/2070;
total market value
$1,020,000.(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $18,413,063) 18,413,063
Total Investments
(cost $173,926,060)   — 110.1% 189,582,430
Liabilities in excess of other assets
— (10.1)% (17,359,390)
NET ASSETS — 100.0%
$ 172,223,040
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on
loan at September 30, 2020 was $21,288,342, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $18,413,063 and by
$3,728,879 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.88%, and maturity dates ranging from 10/8/2020 –
2/15/2050, a total value of $22,141,942.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at September 30, 2020
was $11,600,230 which represents 6.74% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2020 was
$18,413,063.
ADR American Depositary Receipt
CVA Dutch Certification
ETF Exchange Traded Fund
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Forward Foreign Currency Contracts outstanding as of September 30, 2020:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
AUD 6,085,000 USD 4,308,423 Morgan Stanley Co., Inc. 11/19/2020 50,481
SEK 23,198,000 USD 2,573,675 Morgan Stanley Co., Inc. 11/19/2020 17,890
Total unrealized appreciation 68,371
USD 4,316,493 CAD 5,774,000 Morgan Stanley Co., Inc. 11/19/2020 (20,445)
USD 2,588,324 EUR 2,218,000 Morgan Stanley Co., Inc. 11/19/2020 (14,805)
USD 2,588,561 GBP 2,035,000 Morgan Stanley Co., Inc. 11/19/2020 (37,936)
USD 2,586,440 ILS 8,950,000 Morgan Stanley Co., Inc. 11/19/2020 (27,714)
USD 1,724,135 JPY 181,779,000 Morgan Stanley Co., Inc. 11/19/2020 (392)
USD 1,724,502 SGD 2,368,000 Morgan Stanley Co., Inc. 11/19/2020 (10,330)
Total unrealized depreciation (111,622)
Net unrealized depreciation (43,251)
Currency:
AUD Australian dollar
CAD Canadian dollar
EUR Euro
GBP British pound
ILS Israeli shekel
JPY Japanese yen
SEK Swedish krona
SGD Singapore dollar
USD United States dollar

NVIT Columbia Overseas Value Fund - September 30, 2020 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

10 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Columbia Overseas Value Fund
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Auto Components $ – $ 1,672,154 $ – $ 1,672,154
Automobiles – 4,290,259 – 4,290,259
Banks 313,865 17,377,527 – 17,691,392
Beverages 2,814,185 – – 2,814,185
Biotechnology 1,302,664 – – 1,302,664
Capital Markets – 1,507,489 – 1,507,489
Chemicals – 4,428,505 – 4,428,505
Construction & Engineering – 4,254,646 – 4,254,646
Distributors – 552,210 – 552,210
Diversified Financial Services – 4,921,182 – 4,921,182
Diversified Telecommunication Services 2,587,615 5,232,268 – 7,819,883
Electric Utilities – 2,868,537 – 2,868,537
Electrical Equipment – 3,536,209 – 3,536,209
Electronic Equipment, Instruments &
Components – 4,393,143 – 4,393,143
Energy Equipment & Services – 1,076,476 – 1,076,476
Equity Real Estate Investment Trusts
(REITs) – 860,655 – 860,655
Food & Staples Retailing 1,641,294 2,976,894 – 4,618,188
Food Products – 4,303,895 – 4,303,895
Health Care Equipment & Supplies 410,218 1,472,566 – 1,882,784
Health Care Providers & Services – 2,828,546 – 2,828,546
Hotels, Restaurants & Leisure – 2,949,160 – 2,949,160
Household Durables – 1,629,861 – 1,629,861
Independent Power and Renewable
Electricity Producers – 1,165,121 – 1,165,121
Industrial Conglomerates – 3,061,717 – 3,061,717
Insurance – 15,162,664 – 15,162,664
Internet & Direct Marketing Retail – 1,048,413 – 1,048,413
IT Services – 5,261,029 – 5,261,029
Machinery – 8,727,535 – 8,727,535
Media – 784,381 – 784,381
Metals & Mining 4,917,128 – – 4,917,128
Multi-Utilities – 2,329,491 – 2,329,491
Oil, Gas & Consumable Fuels 2,402,151 10,738,436 – 13,140,587
Paper & Forest Products – 3,769,931 – 3,769,931
Pharmaceuticals 584,928 12,404,373 – 12,989,301
Real Estate Management & Development – 1,502,309 – 1,502,309
Software – 284,541 – 284,541
Textiles, Apparel & Luxury Goods – 957,219 – 957,219
Tobacco – 4,936,696 – 4,936,696
Trading Companies & Distributors – 3,973,699 – 3,973,699
Wireless Telecommunication Services – 1,516,067 – 1,516,067
Total Common Stocks $ 16,974,048 $ 150,755,804 $ – $ 167,729,852
Exchange Traded Fund 3,439,515 – – 3,439,515
Forward Foreign Currency Contracts – 68,371 – 68,371
Repurchase Agreements – 18,413,063 – 18,413,063
Total Assets $ 20,413,563 $ 169,237,238 $ – $ 189,650,801
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (111,622) $ – $ (111,622)
Total Liabilities $ – $ (111,622) $ – $ (111,622)
Total $ 20,413,563 $ 169,125,616 $ – $ 189,539,179
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

NVIT Columbia Overseas Value Fund - September 30, 2020 (Unaudited) - Statement of Investments - 11
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in
connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2020:
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts $ 68,371
Total $ 68,371
Liabilities:
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts $ (111,622)
Total $ (111,622)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Emerging Markets Fund
Common Stocks 98.4%
Shares Value ($)
ARGENTINA 0.5%
Internet & Direct Marketing Retail 0.5%
MercadoLibre , Inc. * 2,322 2,513,519
BRAZIL 5.1%
Airlines 0.2%
Azul SA, ADR *(a) 68,469 901,052
Banks 1.3%
Banco Bradesco SA
(Preference) 1,018,185 3,519,109
Banco do Brasil SA * 470,400 2,481,036
Itau Unibanco Holding SA,
ADR 216,983 863,592
6,863,737
Capital Markets 0.5%
Banco BTG Pactual SA * 185,043 2,400,396
Diversified Consumer Services 0.1%
YDUQS Participacoes SA 110,678 540,196
Diversified Telecommunication Services 0.6%
Telefonica Brasil SA, ADR 213,346 1,636,364
Telefonica Brasil SA
(Preference) 175,929 1,360,216
2,996,580
Household Durables 0.1%
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 128,291 530,900
Metals & Mining 0.8%
Vale SA 407,463 4,288,741
Multiline Retail 0.2%
Lojas Renner SA * 125,600 886,775
Road & Rail 0.4%
Rumo SA * 633,828 2,151,171
Specialty Retail 0.7%
C&A Modas Ltda * 610,700 1,252,740
Pet Center Comercio e
Participacoes SA * 992,773 2,527,939
3,780,679
Transportation Infrastructure 0.2%
CCR SA 474,300 1,070,066
26,410,293
CANADA 0.3%
Oil, Gas & Consumable Fuels 0.3%
Parex Resources, Inc. * 154,421 1,627,071
CHILE 0.2%
Electric Utilities 0.2%
Enel Americas SA 9,097,515 1,182,000
CHINA 38.6%
Banks 3.2%
China Construction Bank
Corp., Class H 10,024,161 6,527,856
China Merchants Bank Co.
Ltd., Class H 677,520 3,226,338
Industrial & Commercial Bank
of China Ltd., Class H 12,958,000 6,755,446
16,509,640
Common Stocks
Shares Value ($)
CHINA
Beverages 1.6%
Budweiser Brewing Co. APAC
Ltd. Reg. S (a)(b) 1,576,835 4,606,253
Wuliangye Yibin Co. Ltd.,
Class A 111,092 3,616,276
8,222,529
Communications Equipment 0.4%
Shenzhen Sunway
Communication Co. Ltd.,
Class A 266,400 2,147,322
Construction & Engineering 0.3%
China Conch Venture
Holdings Ltd. 308,443 1,429,777
Construction Materials 0.9%
China National Building
Material Co. Ltd., Class H 3,612,000 4,573,820
Diversified Consumer Services 1.1%
New Oriental Education &
Technology Group, Inc.,
ADR * 38,917 5,818,092
Electrical Equipment 0.1%
Xinjiang Goldwind Science &
Technology Co. Ltd., Class
H (a) 390,600 342,623
Electronic Equipment, Instruments & Components 0.0%
†
Hollysys Automation
Technologies Ltd. 14,600 161,330
Entertainment 1.1%
Bilibili , Inc., ADR *(a) 29,995 1,247,792
NetEase , Inc. 75,300 1,350,721
NetEase , Inc., ADR 6,477 2,944,898
5,543,411
Gas Utilities 0.3%
China Gas Holdings Ltd. 590,400 1,683,659
Hotels, Restaurants & Leisure 1.5%
Huazhu Group Ltd., ADR 88,429 3,823,670
Xiabuxiabu Catering
Management China
Holdings Co. Ltd. Reg. S
*(a)(b) 1,159,888 1,432,529
Yum China Holdings, Inc. 44,311 2,346,267
7,602,466
Household Durables 0.3%
Midea Group Co. Ltd., Class
A 159,172 1,701,842
Insurance 3.2%
PICC Property & Casualty
Co. Ltd., Class H 2,325,000 1,626,834
Ping An Insurance Group Co.
of China Ltd., Class H (a) 1,444,143 14,898,115
16,524,949
Interactive Media & Services 8.5%
Autohome , Inc., ADR 36,646 3,518,016
Tencent Holdings Ltd. 614,395 40,914,635
44,432,651

NVIT Emerging Markets Fund - September 30, 2020 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
CHINA
Internet & Direct Marketing Retail 10.5%
Alibaba Group Holding Ltd.,
ADR * 157,258 46,230,706
Alibaba Group Holding Ltd. * 65,600 2,425,801
Prosus NV * 46,711 4,307,596
Trip.com Group Ltd., ADR * 61,327 1,909,723
54,873,826
IT Services 1.0%
21Vianet Group, Inc., ADR * 147,235 3,409,963
Kingsoft Cloud Holdings Ltd.,
ADR *(a) 58,265 1,720,565
5,130,528
Leisure Products 0.1%
Goodbaby International
Holdings Ltd. * 3,613,838 455,243
Life Sciences Tools & Services 0.9%
Wuxi Biologics Cayman, Inc.
Reg. S *(b) 189,531 4,651,181
Machinery 0.3%
Haitian International Holdings
Ltd. 580,342 1,348,912
Weichai Power Co. Ltd.,
Class H 107,273 216,273
1,565,185
Marine 0.5%
SITC International Holdings
Co. Ltd. 1,805,646 2,509,122
Real Estate Management & Development 1.1%
China Overseas Land &
Investment Ltd. 824,000 2,078,125
China Resources Land Ltd. 754,393 3,430,839
5,508,964
Textiles, Apparel & Luxury Goods 1.3%
ANTA Sports Products Ltd. 149,021 1,544,416
Li Ning Co. Ltd. 305,900 1,435,398
Shenzhou International Group
Holdings Ltd. 236,786 4,020,693
7,000,507
Wireless Telecommunication Services 0.4%
China Mobile Ltd. 303,835 1,953,249
200,341,916
GEORGIA 0.4%
Banks 0.2%
Bank of Georgia Group plc * 124,436 1,427,950
Capital Markets 0.2%
Georgia Capital plc * 188,478 888,965
2,316,915
HONG KONG 0.9%
Machinery 0.9%
Techtronic Industries Co. Ltd. 375,500 4,937,696
INDIA 10.4%
Auto Components 0.2%
Motherson Sumi Systems Ltd. 766,740 1,201,259
Automobiles 0.5%
Maruti Suzuki India Ltd. 25,845 2,374,476
Common Stocks
Shares Value ($)
INDIA
Banks 1.9%
Axis Bank Ltd., GDR Reg. S * 42,792 1,252,920
HDFC Bank Ltd., ADR * 146,028 7,295,558
Kotak Mahindra Bank Ltd. * 93,943 1,616,951
10,165,429
Biotechnology 0.6%
Biocon Ltd. * 505,582 3,082,164
Chemicals 0.6%
UPL Ltd. 490,687 3,363,148
Construction & Engineering 0.6%
Larsen & Toubro Ltd. 261,415 3,211,938
Diversified Financial Services 0.2%
Bajaj Holdings & Investment
Ltd. 31,209 1,025,871
Electric Utilities 0.2%
Power Grid Corp. of India Ltd. 365,904 808,057
Household Durables 0.2%
Crompton Greaves Consumer
Electricals Ltd. * 214,500 850,098
IT Services 1.7%
Infosys Ltd., ADR 275,841 3,809,364
Tata Consultancy Services
Ltd. 85,219 2,890,318
Tech Mahindra Ltd. 199,122 2,147,074
8,846,756
Metals & Mining 0.5%
Hindalco Industries Ltd. 1,061,350 2,538,624
Oil, Gas & Consumable Fuels 1.7%
Reliance Industries Ltd. 303,054 9,230,188
Real Estate Management & Development 0.2%
Oberoi Realty Ltd. * 179,158 963,561
Thrifts & Mortgage Finance 0.8%
Housing Development
Finance Corp. Ltd. 165,185 3,920,422
Tobacco 0.5%
ITC Ltd. 1,178,679 2,744,885
54,326,876
INDONESIA 1.1%
Banks 0.7%
Bank Mandiri Persero Tbk . PT 5,833,700 1,957,578
Bank Rakyat Indonesia
Persero Tbk . PT 8,461,451 1,735,785
3,693,363
Diversified Telecommunication Services 0.2%
Telekomunikasi Indonesia
Persero Tbk . PT, ADR (a) 73,836 1,282,531
Real Estate Management & Development 0.2%
Pakuwon Jati Tbk . PT * 34,029,708 810,621
5,786,515
MACAU 1.0%
Hotels, Restaurants & Leisure 1.0%
Sands China Ltd. 1,340,840 5,217,603

14 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Emerging Markets Fund
Common Stocks
Shares Value ($)
MALAYSIA 0.1%
Beverages 0.1%
Heineken Malaysia Bhd. * 143,800 714,946
MEXICO 3.6%
Banks 0.8%
Grupo Financiero Banorte
SAB de CV, Class O * 1,159,503 4,017,870
Beverages 0.5%
Arca Continental SAB de CV 374,725 1,623,020
Fomento Economico
Mexicano SAB de CV 206,649 1,164,483
2,787,503
Equity Real Estate Investment Trusts (REITs) 0.3%
PLA Administradora Industrial
S de RL de CV 1,113,255 1,540,628
Food Products 0.4%
Gruma SAB de CV, Class B 184,125 2,040,559
Metals & Mining 0.8%
Grupo Mexico SAB de CV
Series B 931,226 2,368,970
Ternium SA, ADR * 115,441 2,173,754
4,542,724
Transportation Infrastructure 0.8%
Grupo Aeroportuario del
Centro Norte SAB de CV * 588,198 2,701,377
Grupo Aeroportuario del
Pacifico SAB de CV, ADR 16,186 1,305,239
4,006,616
18,935,900
NIGERIA 0.1%
Oil, Gas & Consumable Fuels 0.1%
SEPLAT Petroleum
Development Co. plc 721,529 538,029
PERU 0.6%
Banks 0.6%
Credicorp Ltd. 25,232 3,128,516
PHILIPPINES 0.4%
Banks 0.4%
BDO Unibank , Inc. 1,275,275 2,276,252
POLAND 0.5%
Entertainment 0.5%
CD Projekt SA * 21,907 2,368,259
PORTUGAL 0.3%
Oil, Gas & Consumable Fuels 0.3%
Galp Energia SGPS SA 145,896 1,352,324
RUSSIA 5.1%
Banks 1.7%
Sberbank of Russia PJSC,
ADR * 428,740 5,003,396
Sberbank of Russia PJSC,
ADR * 289,763 3,380,578
Sberbank of Russia PJSC
(Preference) 295,039 841,482
9,225,456
Common Stocks
Shares Value ($)
RUSSIA
Food & Staples Retailing 0.5%
X5 Retail Group NV, GDR
Reg. S 64,009 2,368,009
Interactive Media & Services 0.4%
Yandex NV, Class A * 33,617 2,193,509
Metals & Mining 0.2%
Severstal PAO 77,849 992,774
Oil, Gas & Consumable Fuels 1.6%
Lukoil PJSC, ADR 78,537 4,508,809
Lukoil PJSC, ADR 54,046 3,124,882
Novatek PJSC 38,687 529,042
8,162,733
Professional Services 0.2%
HeadHunter Group plc, ADR 47,816 1,170,536
Road & Rail 0.5%
Globaltrans Investment plc,
GDR Reg. S 415,888 2,537,292
26,650,309
SOUTH AFRICA 3.3%
Industrial Conglomerates 0.3%
Bidvest Group Ltd. (The) 159,683 1,314,389
Insurance 0.2%
Sanlam Ltd. 346,966 1,074,748
Internet & Direct Marketing Retail 2.1%
Naspers Ltd., Class N * 63,444 11,190,038
Wireless Telecommunication Services 0.7%
Vodacom Group Ltd. 499,453 3,671,294
17,250,469
SOUTH KOREA 11.6%
Auto Components 0.2%
Nexen Tire Corp. 129,572 592,322
Woory Industrial Co. Ltd. 29,094 465,878
1,058,200
Banks 0.5%
KB Financial Group, Inc. 35,364 1,140,478
Shinhan Financial Group Co.
Ltd. 66,406 1,544,291
2,684,769
Chemicals 1.2%
LG Chem Ltd. (Preference) 23,204 6,347,606
Entertainment 0.8%
NCSoft Corp. 6,272 4,319,610
Food Products 0.3%
Orion Corp. 14,884 1,679,602
Insurance 0.3%
DB Insurance Co. Ltd. 37,370 1,457,017
Semiconductors & Semiconductor Equipment 2.9%
SK Hynix, Inc. 213,756 15,337,363
Technology Hardware, Storage & Peripherals 5.4%
Samsung Electronics Co. Ltd. 409,833 20,649,711

NVIT Emerging Markets Fund - September 30, 2020 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
SOUTH KOREA
Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.
(Preference) 164,108 7,080,129
27,729,840
60,614,007
TAIWAN 12.1%
Communications Equipment 0.3%
Accton Technology Corp. 208,000 1,606,919
Electronic Equipment, Instruments & Components 2.0%
Chroma ATE, Inc. 730,777 3,879,859
Hon Hai Precision Industry
Co. Ltd. 604,482 1,618,273
Largan Precision Co. Ltd. 21,000 2,453,586
Taiwan Union Technology
Corp. 682,828 2,654,529
10,606,247
Food & Staples Retailing 0.4%
President Chain Store Corp. 217,962 1,981,338
Semiconductors & Semiconductor Equipment 8.9%
Globalwafers Co. Ltd. 175,925 2,342,056
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,739,245 26,120,981
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR (a) 214,400 17,381,408
45,844,445
Technology Hardware, Storage & Peripherals 0.5%
Micro-Star International Co.
Ltd. 538,000 2,485,722
62,524,671
THAILAND 0.5%
Wireless Telecommunication Services 0.5%
Advanced Info Service PCL 304,956 1,650,966
Intouch Holdings PCL, Class
F 491,300 806,236
2,457,202
TURKEY 0.2%
Wireless Telecommunication Services 0.2%
Turkcell Iletisim Hizmetleri
A/S 660,377 1,298,165
UNITED KINGDOM 1.5%
Paper & Forest Products 0.6%
Mondi plc 143,739 3,025,058
Personal Products 0.9%
Unilever NV, NYRS 79,439 4,798,116
7,823,174
Total Common Stocks
(cost $463,849,059) 512,592,627
Repurchase Agreements 2.3%
Principal
Amount ($) Value ($)
Bank of America NA,
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$2,898,889, collateralized
by U.S. Government
Agency Securities,
3.00%, maturing
7/20/2049; total market
value $2,956,860.(c) 2,898,883 2,898,883
NatWest Markets
Securities, Inc., 0.07%,
dated 9/29/2020, due
10/6/2020, repurchase
price $4,000,055,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 3.00%, maturing
7/15/2021 - 8/15/2048;
total market value
$4,080,012.(c) 4,000,000 4,000,000
Pershing LLC, 0.14%,
dated 9/30/2020, due
10/1/2020, repurchase
price $5,000,020,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 9.00%, maturing
11/1/2020 - 8/20/2070;
total market value
$5,100,000.(c) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $11,898,883) 11,898,883
Total Investments
(cost $475,747,942)   — 100.7% 524,491,510
Liabilities in excess of other assets
— (0.7)% (3,483,749)
NET ASSETS — 100.0%
$ 521,007,761
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on
loan at September 30, 2020 was $18,254,495, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $11,898,883 and by
$6,782,588 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 10/15/2020 –
2/15/2050, a total value of $18,681,471.

16 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Emerging Markets Fund
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at September 30, 2020
was $10,689,963 which represents 2.05% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2020 was
$11,898,883.
ADR American Depositary Receipt
GDR Global Depositary Receipt
NYRS New York Registry Shares
PAO Public Stock Company
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT Emerging Markets Fund - September 30, 2020 (Unaudited) - Statement of Investments - 17
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Airlines $ 901,052 $ – $ – $ 901,052
Auto Components – 2,259,459 – 2,259,459
Automobiles – 2,374,476 – 2,374,476

18 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Emerging Markets Fund
Level 1 Level 2 Level 3 Total
Assets:
Banks $ 26,309,077 $ 33,683,905 $ – $ 59,992,982
Beverages 2,787,503 8,937,475 – 11,724,978
Biotechnology – 3,082,164 – 3,082,164
Capital Markets 2,400,396 888,965 – 3,289,361
Chemicals – 9,710,754 – 9,710,754
Communications Equipment – 3,754,241 – 3,754,241
Construction & Engineering – 4,641,715 – 4,641,715
Construction Materials – 4,573,820 – 4,573,820
Diversified Consumer Services 6,358,288 – – 6,358,288
Diversified Financial Services – 1,025,871 – 1,025,871
Diversified Telecommunication Services 4,279,111 – – 4,279,111
Electric Utilities – 1,990,057 – 1,990,057
Electrical Equipment – 342,623 – 342,623
Electronic Equipment, Instruments &
Components 161,330 10,606,247 – 10,767,577
Entertainment 4,192,690 8,038,590 – 12,231,280
Equity Real Estate Investment Trusts
(REITs) 1,540,628 – – 1,540,628
Food & Staples Retailing – 4,349,347 – 4,349,347
Food Products 2,040,559 1,679,602 – 3,720,161
Gas Utilities – 1,683,659 – 1,683,659
Hotels, Restaurants & Leisure 6,169,937 6,650,132 – 12,820,069
Household Durables 530,900 2,551,940 – 3,082,840
Industrial Conglomerates – 1,314,389 – 1,314,389
Insurance – 19,056,714 – 19,056,714
Interactive Media & Services 5,711,525 40,914,635 – 46,626,160
Internet & Direct Marketing Retail 50,653,948 17,923,435 – 68,577,383
IT Services 8,939,892 5,037,392 – 13,977,284
Leisure Products – 455,243 – 455,243
Life Sciences Tools & Services – 4,651,181 – 4,651,181
Machinery – 6,502,881 – 6,502,881
Marine – 2,509,122 – 2,509,122
Metals & Mining 8,831,465 3,531,398 – 12,362,863
Multiline Retail 886,775 – – 886,775
Oil, Gas & Consumable Fuels 6,135,880 14,774,465 – 20,910,345
Paper & Forest Products – 3,025,058 – 3,025,058
Personal Products 4,798,116 – – 4,798,116
Professional Services 1,170,536 – – 1,170,536
Real Estate Management & Development – 7,283,146 – 7,283,146
Road & Rail 2,151,171 2,537,292 – 4,688,463
Semiconductors & Semiconductor
Equipment 17,381,408 43,800,400 – 61,181,808
Specialty Retail 1,252,740 2,527,939 – 3,780,679
Technology Hardware, Storage &
Peripherals – 30,215,562 – 30,215,562
Textiles, Apparel & Luxury Goods – 7,000,507 – 7,000,507
Thrifts & Mortgage Finance – 3,920,422 – 3,920,422
Tobacco – 2,744,885 – 2,744,885
Transportation Infrastructure 5,076,682 – – 5,076,682
Wireless Telecommunication Services – 9,379,910 – 9,379,910
Total Common Stocks $ 170,661,609 $ 341,931,018 $ – $ 512,592,627
Repurchase Agreements – 11,898,883 – 11,898,883
Total $ 170,661,609 $ 353,829,901 $ – $ 524,491,510
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT International Equity Fund - September 30, 2020 (Unaudited) - Statement of Investments - 19
Common Stocks 98.9%
Shares Value ($)
AUSTRALIA 3.5%
Biotechnology 0.5%
CSL Ltd. 2,198 452,880
Equity Real Estate Investment Trusts (REITs) 0.5%
Goodman Group 37,582 483,683
Internet & Direct Marketing Retail 0.1%
Kogan.com Ltd. 5,718 82,993
IT Services 0.1%
Data#3 Ltd. (a) 25,541 121,579
Metals & Mining 1.9%
Fortescue Metals Group Ltd. 111,725 1,307,834
Regis Resources Ltd. 103,496 373,616
1,681,450
Oil, Gas & Consumable Fuels 0.4%
Santos Ltd. 96,348 338,118
3,160,703
BELGIUM 0.5%
Media 0.3%
Telenet Group Holding NV 6,426 249,095
Pharmaceuticals 0.2%
UCB SA 1,617 183,628
432,723
BRAZIL 1.5%
Food Products 0.2%
Minerva SA * 87,300 182,500
Independent Power and Renewable Electricity Producers
0.1%
Engie Brasil Energia SA 13,300 95,560
IT Services 0.4%
Pagseguro Digital Ltd., Class
A * 8,688 327,624
Metals & Mining 0.5%
Vale SA, ADR 45,693 483,433
Software 0.2%
TOTVS SA 35,700 172,273
Water Utilities 0.1%
Cia de Saneamento de Minas
Gerais -COPASA * 7,800 64,904
1,326,294
CANADA 6.2%
Auto Components 1.0%
Magna International, Inc. 20,608 942,996
Capital Markets 0.3%
IGM Financial, Inc. (a) 11,367 260,624
Food & Staples Retailing 0.8%
Alimentation Couche-Tard,
Inc., Class B 21,083 734,197
Insurance 0.4%
Sun Life Financial, Inc. 7,839 319,435
IT Services 0.7%
CGI, Inc. * 3,899 264,648
Shopify, Inc., Class A * 350 357,922
622,570
Common Stocks
Shares Value ($)
CANADA
Metals & Mining 0.7%
Kirkland Lake Gold Ltd. (a) 12,250 597,987
Multiline Retail 0.5%
Dollarama, Inc. 11,880 455,375
Oil, Gas & Consumable Fuels 0.2%
Parex Resources, Inc. * 17,587 185,307
Real Estate Management & Development 0.2%
Real Matters, Inc. * 8,661 168,790
Road & Rail 1.2%
Canadian Pacific Railway Ltd. 3,578 1,088,408
Software 0.2%
Constellation Software, Inc. 191 212,241
5,587,930
CHINA 13.4%
Automobiles 0.4%
Great Wall Motor Co. Ltd.,
Class H 247,500 315,391
Banks 2.3%
Agricultural Bank of China
Ltd., Class H 1,227,000 384,182
Bank of Communications Co.
Ltd., Class H 706,000 339,511
China Construction Bank
Corp., Class H 386,000 251,368
China Everbright Bank Co.
Ltd., Class H 403,000 127,273
China Merchants Bank Co.
Ltd., Class H 36,500 173,812
China Minsheng Banking
Corp. Ltd., Class H (a) 1,519,500 797,142
2,073,288
Building Products 0.4%
China Lesso Group Holdings
Ltd. 207,000 374,342
Commercial Services & Supplies 0.1%
S-Enjoy Service Group Co.
Ltd. * 44,000 113,801
Construction Materials 1.1%
Anhui Conch Cement Co.
Ltd., Class H 125,500 867,706
China Resources Cement
Holdings Ltd. 98,000 134,428
1,002,134
Diversified Consumer Services 0.1%
China Yuhua Education Corp.
Ltd. Reg. S (b) 154,000 132,213
Diversified Telecommunication Services 0.1%
China Telecom Corp. Ltd.,
Class H 278,000 83,388
Entertainment 0.7%
NetEase , Inc., ADR 546 248,250
Tencent Music Entertainment
Group, ADR *(a) 27,268 402,748
650,998

20 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
CHINA
Food Products 0.4%
China Feihe Ltd. Reg. S (a)
(b) 141,000 328,626
Gas Utilities 0.5%
ENN Energy Holdings Ltd. 41,500 452,749
Independent Power and Renewable Electricity Producers
0.1%
China Resources Power
Holdings Co. Ltd. 78,000 86,333
Insurance 0.7%
China Pacific Insurance
Group Co. Ltd., Class H 61,800 176,565
Ping An Insurance Group Co.
of China Ltd., Class H 45,000 464,231
640,796
Interactive Media & Services 1.2%
Tencent Holdings Ltd. 16,700 1,112,109
Internet & Direct Marketing Retail 3.5%
Alibaba Group Holding Ltd.,
ADR * 7,377 2,168,691
JD.com, Inc., ADR * 8,027 622,975
Vipshop Holdings Ltd., ADR * 16,751 261,986
3,053,652
Machinery 0.5%
Sinotruk Hong Kong Ltd. 177,500 456,410
Pharmaceuticals 0.5%
CSPC Pharmaceutical Group
Ltd. 252,000 488,984
Technology Hardware, Storage & Peripherals 0.1%
Xiaomi Corp., Class B Reg.
S *(b) 34,800 92,946
Textiles, Apparel & Luxury Goods 0.7%
Li Ning Co. Ltd. 129,000 605,317
12,063,477
COLOMBIA 0.1%
Oil, Gas & Consumable Fuels 0.1%
Ecopetrol SA, ADR (a) 11,982 117,903
DENMARK 3.1%
Health Care Equipment & Supplies 0.8%
Coloplast A/S, Class B 4,767 753,892
Pharmaceuticals 2.3%
Novo Nordisk A/S, Class B 29,353 2,038,911
2,792,803
FINLAND 1.2%
Machinery 0.7%
Valmet OYJ 28,162 697,246
Oil, Gas & Consumable Fuels 0.5%
Neste OYJ 7,982 419,724
1,116,970
Common Stocks
Shares Value ($)
FRANCE 6.3%
Auto Components 0.2%
Cie Generale des
Etablissements Michelin
SCA 1,332 142,530
Automobiles 0.3%
Peugeot SA * 14,986 270,203
Banks 0.4%
BNP Paribas SA * 9,186 332,772
Building Products 0.9%
Cie de Saint-Gobain * 18,607 781,230
Chemicals 0.8%
Air Liquide SA 4,437 704,078
Electrical Equipment 2.4%
Schneider Electric SE 18,137 2,251,075
Oil, Gas & Consumable Fuels 0.2%
TOTAL SE (a) 4,451 152,816
Personal Products 1.1%
L'Oreal SA 3,042 989,873
5,624,577
GERMANY 4.7%
Air Freight & Logistics 0.8%
Deutsche Post AG
(Registered) 14,981 683,151
Auto Components 0.1%
Schaeffler AG (Preference) 11,251 69,461
Automobiles 0.5%
Daimler AG (Registered) 7,739 417,290
Capital Markets 0.7%
Deutsche Bank AG
(Registered) * 48,065 405,252
DWS Group GmbH & Co.
KGaA Reg. S *(b) 5,202 179,254
584,506
Insurance 2.3%
Allianz SE (Registered) 6,579 1,261,975
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 3,405 864,527
2,126,502
Internet & Direct Marketing Retail 0.1%
HelloFresh SE * 1,963 109,954
Specialty Retail 0.2%
Hornbach Holding AG & Co.
KGaA 1,630 190,254
4,181,118
GREECE 0.2%
Diversified Telecommunication Services 0.2%
Hellenic Telecommunications
Organization SA 10,508 151,696
HONG KONG 2.1%
Auto Components 0.3%
Xinyi Glass Holdings Ltd. 152,000 307,535

NVIT International Equity Fund - September 30, 2020 (Unaudited) - Statement of Investments - 21
Common Stocks
Shares Value ($)
HONG KONG
Food Products 0.9%
WH Group Ltd. Reg. S (b) 962,500 783,404
Machinery 0.6%
Techtronic Industries Co. Ltd. 43,000 565,435
Real Estate Management & Development 0.3%
Sun Hung Kai Properties Ltd. 18,000 230,758
1,887,132
INDIA 2.4%
Banks 0.5%
HDFC Bank Ltd., ADR * 8,770 438,149
IT Services 1.9%
Infosys Ltd., ADR 108,807 1,502,625
Wipro Ltd., ADR 46,256 217,403
1,720,028
2,158,177
INDONESIA 0.4%
Household Products 0.2%
Unilever Indonesia Tbk . PT 340,300 185,646
Tobacco 0.2%
Gudang Garam Tbk . PT * 54,000 145,583
331,229
IRELAND 0.1%
Life Sciences Tools & Services 0.1%
ICON plc * 503 96,118
ISRAEL 0.3%
Diversified Financial Services 0.3%
Plus500 Ltd. 11,719 236,775
ITALY 0.3%
Banks 0.1%
Intesa Sanpaolo SpA 47,166 88,565
IT Services 0.2%
Reply SpA 1,360 156,513
245,078
JAPAN 16.0%
Banks 2.6%
77 Bank Ltd. (The) (a) 8,100 125,285
Mizuho Financial Group, Inc.
(a) 135,940 1,698,100
Nishi-Nippon Financial
Holdings, Inc. (a) 12,800 89,498
Sumitomo Mitsui Trust
Holdings, Inc. 16,400 436,397
2,349,280
Building Products 0.4%
Daikin Industries Ltd. 1,800 331,903
Chemicals 0.8%
Nitto Denko Corp. 1,900 123,869
Shin-Etsu Chemical Co. Ltd. 4,800 626,506
750,375
Diversified Financial Services 0.8%
ORIX Corp. 61,300 763,149
Electric Utilities 0.3%
Hokkaido Electric Power Co.,
Inc. (a) 34,900 149,137
Common Stocks
Shares Value ($)
JAPAN
Electric Utilities
Okinawa Electric Power Co.,
Inc. (The) (a) 6,100 95,740
244,877
Entertainment 1.5%
Nintendo Co. Ltd. 2,300 1,307,505
Food & Staples Retailing 0.7%
Seven & i Holdings Co. Ltd. 20,300 627,534
Food Products 0.1%
Ajinomoto Co., Inc. 5,300 108,955
Gas Utilities 0.4%
Osaka Gas Co. Ltd. 18,600 362,382
Independent Power and Renewable Electricity Producers
0.1%
Electric Power Development
Co. Ltd. 7,400 114,194
Insurance 0.9%
Dai-ichi Life Holdings, Inc. 31,500 444,569
MS&AD Insurance Group
Holdings, Inc. (a) 14,000 379,192
823,761
IT Services 0.2%
Otsuka Corp. 4,300 220,055
Machinery 0.1%
Amada Co. Ltd. 9,400 88,101
Multiline Retail 0.1%
Seria Co. Ltd. (a) 2,900 123,566
Personal Products 0.2%
Kao Corp. 2,800 210,112
Pharmaceuticals 0.6%
Chugai Pharmaceutical Co.
Ltd. 3,300 148,085
Ono Pharmaceutical Co. Ltd. 3,200 100,461
Shionogi & Co. Ltd. 4,800 256,805
505,351
Real Estate Management & Development 1.0%
Daito Trust Construction Co.
Ltd. (a) 7,200 638,361
Sumitomo Realty &
Development Co. Ltd. (a) 7,500 221,889
860,250
Road & Rail 1.0%
East Japan Railway Co. 15,100 930,430
Software 0.2%
Trend Micro, Inc. 3,000 183,053
Specialty Retail 0.3%
DCM Holdings Co. Ltd. 19,400 268,626
Wireless Telecommunication Services 3.7%
KDDI Corp. 12,900 326,318
NTT DOCOMO, Inc. (a) 55,100 2,043,357
SoftBank Corp. (a) 81,000 907,594
3,277,269
14,450,728

22 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
KYRGYZSTAN 0.4%
Metals & Mining 0.4%
Centerra Gold, Inc. 33,262 386,939
LUXEMBOURG 0.2%
Capital Markets 0.2%
Reinet Investments SCA 12,228 211,931
MALAYSIA 0.6%
Health Care Equipment & Supplies 0.6%
Hartalega Holdings Bhd. 122,400 483,410
Top Glove Corp. Bhd. 48,000 96,961
580,371
MEXICO 0.3%
Beverages 0.1%
Arca Continental SAB de CV 37,400 161,988
Insurance 0.2%
Qualitas Controladora SAB
de CV 36,100 136,145
298,133
NETHERLANDS 2.1%
Food & Staples Retailing 0.5%
Koninklijke Ahold Delhaize
NV 14,340 424,401
Oil, Gas & Consumable Fuels 0.3%
Royal Dutch Shell plc, Class
A 24,206 299,603
Semiconductors & Semiconductor Equipment 1.3%
ASM International NV 6,682 957,796
ASML Holding NV 436 160,768
1,118,564
1,842,568
NEW ZEALAND 0.5%
Health Care Equipment & Supplies 0.5%
Fisher & Paykel Healthcare
Corp. Ltd. 20,977 461,742
NORWAY 0.8%
Chemicals 0.4%
Yara International ASA 8,596 330,980
Food Products 0.4%
Orkla ASA 36,758 371,996
702,976
POLAND 0.2%
Oil, Gas & Consumable Fuels 0.2%
Polskie Gornictwo Naftowe i
Gazownictwo SA 123,810 161,285
RUSSIA 1.3%
Banks 0.2%
Sberbank of Russia PJSC,
ADR * 14,318 167,044
Electric Utilities 0.2%
Inter RAO UES PJSC 3,078,712 222,286
Interactive Media & Services 0.2%
Yandex NV, Class A *(a) 2,211 144,268
Oil, Gas & Consumable Fuels 0.7%
Lukoil PJSC, ADR 3,512 201,624
Common Stocks
Shares Value ($)
RUSSIA
Oil, Gas & Consumable Fuels
Lukoil PJSC, ADR 2,699 156,053
Transneft PJSC (Preference)
* 138 261,954
619,631
1,153,229
SINGAPORE 0.4%
Banks 0.3%
Oversea-Chinese Banking
Corp. Ltd. 40,200 249,752
Semiconductors & Semiconductor Equipment 0.1%
AEM Holdings Ltd. 37,200 105,272
355,024
SOUTH AFRICA 0.6%
Metals & Mining 0.5%
Anglo American Platinum Ltd. 3,426 237,661
Kumba Iron Ore Ltd. 3,340 98,720
Northam Platinum Ltd. * 9,768 99,111
435,492
Wireless Telecommunication Services 0.1%
Vodacom Group Ltd. 12,243 89,994
525,486
SOUTH KOREA 3.5%
Banks 0.3%
Hana Financial Group, Inc. 11,363 270,438
Chemicals 0.2%
LOTTE Fine Chemical Co.
Ltd. 4,660 196,850
Entertainment 0.2%
NCSoft Corp. 314 216,256
Technology Hardware, Storage & Peripherals 2.8%
Samsung Electronics Co. Ltd. 49,503 2,494,242
3,177,786
SPAIN 1.3%
IT Services 0.2%
Amadeus IT Group SA 3,532 196,012
Specialty Retail 1.1%
Industria de Diseno Textil SA 35,630 990,610
1,186,622
SWEDEN 3.7%
Building Products 0.3%
Assa Abloy AB, Class B 12,390 289,196
Hotels, Restaurants & Leisure 1.2%
Evolution Gaming Group AB
Reg. S (b) 15,156 1,001,813
Household Durables 0.6%
Husqvarna AB, Class B 51,616 568,336
Machinery 0.5%
SKF AB, Class B 21,467 442,369
Software 0.1%
Fortnox AB 2,220 66,770

NVIT International Equity Fund - September 30, 2020 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
SWEDEN
Tobacco 1.0%
Swedish Match AB 11,203 914,030
3,282,514
SWITZERLAND 6.5%
Capital Markets 0.8%
Credit Suisse Group AG
(Registered) 48,719 487,617
Partners Group Holding AG 260 239,245
726,862
Food Products 0.1%
Nestle SA (Registered) 882 104,640
Pharmaceuticals 5.2%
Novartis AG (Registered) 23,720 2,061,298
Roche Holding AG 7,425 2,540,295
4,601,593
Technology Hardware, Storage & Peripherals 0.4%
Logitech International SA
(Registered) 5,010 387,691
5,820,786
TAIWAN 4.2%
Electronic Equipment, Instruments & Components 0.5%
Delta Electronics, Inc. 66,000 432,793
Household Durables 0.4%
Nien Made Enterprise Co.
Ltd. 28,000 333,537
Semiconductors & Semiconductor Equipment 3.2%
Taiwan Semiconductor
Manufacturing Co. Ltd. 198,000 2,973,677
Textiles, Apparel & Luxury Goods 0.1%
Feng TAY Enterprise Co. Ltd. 7,720 46,492
3,786,499
THAILAND 0.8%
Electronic Equipment, Instruments & Components 0.6%
Delta Electronics Thailand
PCL 50,000 247,248
Hana Microelectronics PCL 197,600 271,681
518,929
Oil, Gas & Consumable Fuels 0.2%
PTT Exploration & Production
PCL 66,100 166,503
685,432
TURKEY 0.6%
Diversified Telecommunication Services 0.4%
Turk Telekomunikasyon A/S 393,897 363,840
Wireless Telecommunication Services 0.2%
Turkcell Iletisim Hizmetleri
A/S 77,514 152,377
516,217
UNITED KINGDOM 8.6%
Banks 1.4%
Barclays plc 289,822 364,701
Lloyds Banking Group plc 742,937 252,119
Natwest Group plc 244,417 333,731
Common Stocks
Shares Value ($)
UNITED KINGDOM
Banks
Standard Chartered plc 92,841 425,638
1,376,189
Capital Markets 0.2%
Standard Life Aberdeen plc 54,065 157,405
Communications Equipment 0.3%
Spirent Communications plc 63,672 233,667
Food Products 0.9%
Nomad Foods Ltd. * 10,411 265,272
Tate & Lyle plc 63,556 545,084
810,356
Household Durables 1.2%
Persimmon plc 34,228 1,087,130
Interactive Media & Services 0.2%
Auto Trader Group plc Reg.
S (b) 20,889 151,100
Leisure Products 0.4%
Games Workshop Group plc 2,727 359,349
Paper & Forest Products 0.3%
Mondi plc 12,118 255,029
Personal Products 1.5%
Unilever NV 22,216 1,341,186
Pharmaceuticals 0.3%
GlaxoSmithKline plc 13,294 249,022
Professional Services 1.5%
RELX plc 59,792 1,323,492
Wireless Telecommunication Services 0.4%
Vodafone Group plc 260,739 345,918
7,689,843
Total Common Stocks
(cost $77,666,742) 88,786,814
Repurchase Agreement 3.7%
Principal
Amount ($)
Bank of America NA,
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$3,342,013, collateralized
by U.S. Government
Agency Securities,
3.00%, maturing
7/20/2049; total market
value $3,408,845.(c) 3,342,005 3,342,005
Total Repurchase Agreement
(cost $3,342,005) 3,342,005
Total Investments
(cost $81,008,747)   — 102.6% 92,128,819
Liabilities in excess of other assets
— (2.6)% (2,292,438)
NET ASSETS — 100.0%
$ 89,836,381

24 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT International Equity Fund
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on
loan at September 30, 2020 was $8,179,842, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $3,342,005 and by
$5,360,951 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 10/8/2020 –
2/15/2050, a total value of $8,702,956.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at September 30, 2020
was $2,669,356 which represents 2.97% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2020 was
$3,342,005.
ADR American Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT International Equity Fund - September 30, 2020 (Unaudited) - Statement of Investments - 25
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

26 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT International Equity Fund
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ – $ 683,151 $ – $ 683,151
Auto Components 942,996 519,526 – 1,462,522
Automobiles – 1,002,884 – 1,002,884
Banks 438,149 6,907,328 – 7,345,477
Beverages 161,988 – – 161,988
Biotechnology – 452,880 – 452,880
Building Products – 1,776,671 – 1,776,671
Capital Markets 260,624 1,680,704 – 1,941,328
Chemicals – 1,982,283 – 1,982,283
Commercial Services & Supplies – 113,801 – 113,801
Communications Equipment – 233,667 – 233,667
Construction Materials – 1,002,134 – 1,002,134
Diversified Consumer Services – 132,213 – 132,213
Diversified Financial Services – 999,924 – 999,924
Diversified Telecommunication Services – 598,924 – 598,924
Electric Utilities – 467,163 – 467,163
Electrical Equipment – 2,251,075 – 2,251,075
Electronic Equipment, Instruments &
Components – 951,722 – 951,722
Entertainment 650,998 1,523,761 – 2,174,759
Equity Real Estate Investment Trusts
(REITs) – 483,683 – 483,683
Food & Staples Retailing 734,197 1,051,935 – 1,786,132
Food Products 447,772 2,242,705 – 2,690,477
Gas Utilities – 815,131 – 815,131
Health Care Equipment & Supplies – 1,796,005 – 1,796,005
Hotels, Restaurants & Leisure – 1,001,813 – 1,001,813
Household Durables – 1,989,003 – 1,989,003
Household Products – 185,646 – 185,646
Independent Power and Renewable
Electricity Producers 95,560 200,527 – 296,087
Insurance 455,580 3,591,059 – 4,046,639
Interactive Media & Services 144,268 1,263,209 – 1,407,477
Internet & Direct Marketing Retail 3,053,652 192,947 – 3,246,599
IT Services 2,670,222 694,159 – 3,364,381
Leisure Products – 359,349 – 359,349
Life Sciences Tools & Services 96,118 – – 96,118
Machinery – 2,249,561 – 2,249,561
Media – 249,095 – 249,095
Metals & Mining 1,468,359 2,116,942 – 3,585,301
Multiline Retail 455,375 123,566 – 578,941
Oil, Gas & Consumable Fuels 504,834 1,956,056 – 2,460,890
Paper & Forest Products – 255,029 – 255,029
Personal Products – 2,541,171 – 2,541,171
Pharmaceuticals – 8,067,489 – 8,067,489
Professional Services – 1,323,492 – 1,323,492
Real Estate Management & Development 168,790 1,091,008 – 1,259,798
Road & Rail 1,088,408 930,430 – 2,018,838
Semiconductors & Semiconductor
Equipment – 4,197,513 – 4,197,513
Software 384,514 249,823 – 634,337
Specialty Retail – 1,449,490 – 1,449,490
Technology Hardware, Storage &
Peripherals – 2,974,879 – 2,974,879
Textiles, Apparel & Luxury Goods – 651,809 – 651,809
Tobacco – 1,059,613 – 1,059,613
Water Utilities 64,904 – – 64,904

NVIT International Equity Fund - September 30, 2020 (Unaudited) - Statement of Investments - 27
Level 1 Level 2 Level 3 Total
Assets:
Wireless Telecommunication Services $ – $ 3,865,558 $ – $ 3,865,558
Total Common Stocks $ 14,287,308 $ 74,499,506 $ – $ 88,786,814
Repurchase Agreement – 3,342,005 – 3,342,005
Total $ 14,287,308 $ 77,841,511 $ – $ 92,128,819
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

28 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Multi-Manager International Value Fund
Common Stocks 97.1%
Shares Value ($)
AUSTRALIA 4.5%
Banks 1.4%
Australia & New Zealand
Banking Group Ltd. 25,047 310,089
National Australia Bank Ltd. 24,309 310,166
Westpac Banking Corp. 36,848 444,610
1,064,865
Capital Markets 0.6%
Macquarie Group Ltd. 6,400 549,743
Chemicals 0.0%
†
Incitec Pivot Ltd. 22,699 33,128
Commercial Services & Supplies 0.0%
†
Cleanaway Waste
Management Ltd. 20,068 30,387
Construction Materials 0.0%
†
Boral Ltd. 8,851 29,007
Diversified Financial Services 0.3%
AMP Ltd. 23,078 21,719
Challenger Ltd. 69,182 190,478
212,197
Energy Equipment & Services 0.0%
†
Worley Ltd. 1,643 11,289
Hotels, Restaurants & Leisure 0.0%
†
Crown Resorts Ltd. 770 4,863
Tabcorp Holdings Ltd. 12,177 29,223
34,086
Insurance 0.1%
QBE Insurance Group Ltd. 6,220 38,495
Suncorp Group Ltd. 9,531 57,898
96,393
Metals & Mining 1.1%
BHP Group plc, ADR 4,865 207,541
BlueScope Steel Ltd. 10,012 91,398
Fortescue Metals Group Ltd. 15,068 176,384
Glencore plc * 184,254 381,721
South32 Ltd. 63,647 93,325
950,369
Multiline Retail 0.0%
†
Harvey Norman Holdings Ltd. 8,544 27,791
Oil, Gas & Consumable Fuels 0.6%
Oil Search Ltd. 27,438 52,111
Origin Energy Ltd. 11,267 34,840
Santos Ltd. 75,198 263,895
Woodside Petroleum Ltd. 9,286 117,291
468,137
Real Estate Management & Development 0.4%
Lendlease Corp. Ltd. 38,007 301,043
Road & Rail 0.0%
†
Aurizon Holdings Ltd. 1,937 5,911
3,814,346
AUSTRIA 0.0%
†
Banks 0.0%
†
Raiffeisen Bank International
AG * 1,174 17,947
BELGIUM 1.4%
Banks 0.6%
KBC Group NV 11,280 564,825
Common Stocks
Shares Value ($)
BELGIUM
Chemicals 0.1%
Solvay SA 878 75,503
Diversified Financial Services 0.5%
Groupe Bruxelles Lambert SA 4,425 398,830
Insurance 0.1%
Ageas SA/NV 1,488 60,725
Pharmaceuticals 0.1%
UCB SA 457 51,897
1,151,780
CANADA 3.4%
Auto Components 0.3%
Magna International, Inc. 5,089 232,832
Banks 1.3%
Bank of Montreal 7,893 461,234
Bank of Nova Scotia (The) 8,357 347,031
Canadian Imperial Bank of
Commerce 4,758 355,610
1,163,875
Chemicals 0.2%
Nutrien Ltd. 3,357 131,645
Insurance 0.4%
Fairfax Financial Holdings
Ltd. 316 93,052
Great-West Lifeco , Inc. 1,200 23,449
iA Financial Corp., Inc. 2,186 76,093
Manulife Financial Corp. 10,385 144,442
Sun Life Financial, Inc. 486 19,795
356,831
Metals & Mining 0.4%
Kinross Gold Corp. * 24,005 211,827
Pan American Silver Corp. 562 18,069
Teck Resources Ltd., Class B 7,140 99,411
Yamana Gold, Inc. 3,100 17,608
346,915
Oil, Gas & Consumable Fuels 0.8%
Cameco Corp. 4,576 46,222
Canadian Natural Resources
Ltd. 18,616 298,191
Cenovus Energy, Inc. 6,533 25,421
Imperial Oil Ltd. 3,226 38,583
Pembina Pipeline Corp. 600 12,734
Suncor Energy, Inc. 18,510 226,090
647,241
2,879,339
CHILE 0.1%
Metals & Mining 0.1%
Antofagasta plc 2,057 27,121
Lundin Mining Corp. 8,521 47,547
74,668
CHINA 0.7%
Banks 0.0%
†
BOC Hong Kong Holdings
Ltd. 15,000 39,791
Interactive Media & Services 0.2%
Baidu, Inc., ADR * 1,500 189,885

NVIT Multi-Manager International Value Fund - September 30, 2020 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
CHINA
Wireless Telecommunication Services 0.5%
China Mobile Ltd. 53,500 343,933
573,609
COLOMBIA 0.0%
†
Wireless Telecommunication Services 0.0%
†
Millicom International Cellular
SA, SDR 813 24,598
DENMARK 2.1%
Air Freight & Logistics 0.2%
DSV Panalpina A/S 1,296 211,493
Banks 0.0%
†
Danske Bank A/S * 2,935 39,756
Beverages 0.2%
Carlsberg A/S, Class B 994 133,842
Biotechnology 0.1%
Genmab A/S * 229 83,153
Building Products 0.1%
ROCKWOOL International
A/S, Class A 49 16,832
ROCKWOOL International
A/S, Class B 97 37,183
54,015
Chemicals 0.1%
Novozymes A/S, Class B 1,378 86,675
Electrical Equipment 0.4%
Vestas Wind Systems A/S 2,009 325,069
Energy Equipment & Services 0.1%
Drilling Co. of 1972 A/S (The)
* 2,722 59,083
Health Care Equipment & Supplies 0.0%
†
Demant A/S * 753 23,687
Insurance 0.0%
†
Tryg A/S 671 21,149
Marine 0.9%
AP Moller - Maersk A/S,
Class A 30 43,821
AP Moller - Maersk A/S,
Class B 432 684,898
728,719
Pharmaceuticals 0.0%
†
H Lundbeck A/S 860 28,349
1,794,990
FINLAND 0.5%
Banks 0.2%
Nordea Bank Abp 19,279 146,432
Communications Equipment 0.1%
Nokia OYJ * 10,873 42,618
Electric Utilities 0.1%
Fortum OYJ 3,232 65,416
Paper & Forest Products 0.1%
Stora Enso OYJ, Class R 6,109 95,732
Common Stocks
Shares Value ($)
FINLAND
Paper & Forest Products
UPM- Kymmene OYJ 2,597 79,042
174,774
429,240
FRANCE 9.2%
Aerospace & Defense 0.3%
Airbus SE * 1,420 103,070
Dassault Aviation SA * 200 169,764
272,834
Auto Components 0.4%
Cie Generale des
Etablissements Michelin
SCA 2,910 311,384
Valeo SA 2,293 70,082
381,466
Automobiles 0.3%
Peugeot SA * 10,348 186,578
Renault SA * 3,450 89,052
275,630
Banks 0.5%
BNP Paribas SA * 6,236 225,905
Credit Agricole SA * 4,991 43,625
Societe Generale SA * 9,082 120,179
389,709
Building Products 0.3%
Cie de Saint-Gobain * 6,064 254,602
Capital Markets 0.0%
†
Amundi SA Reg. S *(a) 165 11,632
Natixis SA * 8,394 18,866
30,498
Chemicals 0.6%
Arkema SA 5,149 546,251
Construction & Engineering 0.2%
Bouygues SA 3,529 122,346
Eiffage SA * 397 32,357
154,703
Diversified Telecommunication Services 0.2%
Orange SA 18,983 197,528
Electric Utilities 0.1%
Electricite de France SA 6,426 67,982
Entertainment 1.0%
Bollore SA 8,276 30,891
Ubisoft Entertainment SA * 3,900 352,440
Vivendi SA 15,662 436,534
819,865
Food & Staples Retailing 0.2%
Carrefour SA 9,564 153,084
Insurance 0.2%
AXA SA 8,407 155,196
CNP Assurances * 1,923 24,032
179,228
IT Services 0.2%
Atos SE * 1,197 96,423
Capgemini SE 555 71,082
167,505
Media 0.1%
Publicis Groupe SA 1,816 58,850

30 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Multi-Manager International Value Fund
Common Stocks
Shares Value ($)
FRANCE
Multi-Utilities 1.7%
Engie SA * 67,863 907,021
Veolia Environnement SA 26,107 563,022
1,470,043
Oil, Gas & Consumable Fuels 1.4%
TOTAL SE 33,522 1,150,912
Pharmaceuticals 1.1%
Sanofi 9,583 960,878
Textiles, Apparel & Luxury Goods 0.1%
EssilorLuxottica SA * 480 65,273
Trading Companies & Distributors 0.3%
Rexel SA * 17,591 220,676
7,817,517
GERMANY 10.4%
Air Freight & Logistics 0.4%
Deutsche Post AG
(Registered) 8,138 371,102
Airlines 0.0%
†
Deutsche Lufthansa AG
(Registered) * 3,547 30,573
Auto Components 0.1%
Continental AG 890 96,481
Automobiles 1.8%
Bayerische Motoren Werke
AG 4,872 353,756
Bayerische Motoren Werke
AG (Preference) 773 42,354
Daimler AG (Registered) 11,273 607,846
Porsche Automobil Holding
SE (Preference) * 1,080 64,481
Volkswagen AG 496 86,707
Volkswagen AG (Preference) 2,402 386,574
1,541,718
Banks 0.1%
Commerzbank AG * 11,681 57,411
Capital Markets 0.6%
Deutsche Bank AG
(Registered) * 11,670 98,393
Deutsche Bank AG
(Registered) * 2,293 19,261
Deutsche Boerse AG 2,382 418,325
535,979
Chemicals 0.5%
BASF SE 4,549 277,008
Covestro AG Reg. S (a) 1,289 64,001
Evonik Industries AG 1,789 46,348
387,357
Construction Materials 0.9%
HeidelbergCement AG 11,838 726,160
Diversified Telecommunication Services 0.0%
†
Telefonica Deutschland
Holding AG 13,341 34,219
Electric Utilities 0.1%
Siemens Energy AG * 3,396 91,564
Common Stocks
Shares Value ($)
GERMANY
Food & Staples Retailing 0.0%
†
METRO AG 1,241 12,395
Health Care Providers & Services 0.9%
Fresenius SE & Co. KGaA 16,474 749,890
Independent Power and Renewable Electricity Producers
0.1%
Uniper SE 1,896 61,259
Industrial Conglomerates 1.0%
Siemens AG (Registered) 6,791 858,693
Insurance 1.2%
Allianz SE (Registered) 4,612 884,668
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 122 30,976
Talanx AG 3,564 115,001
1,030,645
Multi-Utilities 0.1%
RWE AG 1,528 57,287
Pharmaceuticals 0.7%
Bayer AG (Registered) 9,184 574,006
Semiconductors & Semiconductor Equipment 0.8%
Infineon Technologies AG 23,559 666,408
Software 1.1%
SAP SE 5,854 911,605
8,794,752
HONG KONG 1.2%
Airlines 0.0%
†
Cathay Pacific Airways Ltd. * 19,636 13,664
Banks 0.0%
†
Bank of East Asia Ltd. (The) 1,800 3,318
Electric Utilities 0.0%
†
CK Infrastructure Holdings
Ltd. 3,000 14,039
Food Products 0.1%
WH Group Ltd. Reg. S (a) 85,000 69,184
Industrial Conglomerates 0.0%
†
Guoco Group Ltd. 3,000 37,939
Real Estate Management & Development 1.0%
CK Asset Holdings Ltd. 79,500 387,886
Hang Lung Properties Ltd. 20,000 51,001
Henderson Land
Development Co. Ltd. 7,455 27,503
Hongkong Land Holdings Ltd. 6,400 23,835
New World Development Co.
Ltd. 14,550 70,834
Sino Land Co. Ltd. 35,587 41,416
Sun Hung Kai Properties Ltd. 12,721 163,082
Swire Pacific Ltd., Class A 9,000 43,641
809,198
Road & Rail 0.1%
MTR Corp. Ltd. 9,367 46,486
993,828

NVIT Multi-Manager International Value Fund - September 30, 2020 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
IRELAND 1.4%
Airlines 0.2%
Ryanair Holdings plc, ADR * 2,074 169,570
Banks 0.1%
AIB Group plc * 113,600 116,531
Construction Materials 0.2%
CRH plc, ADR 3,682 132,883
CRH plc 278 10,039
142,922
Containers & Packaging 0.8%
Smurfit Kappa Group plc 16,745 657,063
Hotels, Restaurants & Leisure 0.1%
Flutter Entertainment plc 638 100,908
1,186,994
ISRAEL 0.4%
Banks 0.0%
†
Bank Leumi Le-Israel BM 2,713 11,935
Israel Discount Bank Ltd.,
Class A 3,428 9,240
21,175
Software 0.4%
Check Point Software
Technologies Ltd. * 2,400 288,816
309,991
ITALY 1.7%
Banks 1.1%
Intesa Sanpaolo SpA 40,905 76,809
Mediobanca Banca di Credito
Finanziario SpA 41,967 329,099
UniCredit SpA * 53,734 443,127
849,035
Diversified Telecommunication Services 0.1%
Telecom Italia SpA 310,131 124,556
Electrical Equipment 0.4%
Prysmian SpA 11,917 346,513
Oil, Gas & Consumable Fuels 0.1%
Eni SpA 12,093 94,602
1,414,706
JAPAN 24.6%
Airlines 0.4%
Japan Airlines Co. Ltd. 17,100 321,009
Auto Components 1.6%
Aisin Seiki Co. Ltd. 2,000 63,946
Bridgestone Corp. 2,700 85,284
Denso Corp. 1,500 65,704
JTEKT Corp. 3,400 26,646
NGK Spark Plug Co. Ltd. 1,500 26,168
NHK Spring Co. Ltd. 2,600 16,641
NOK Corp. 1,500 15,618
Sumitomo Electric Industries
Ltd. 11,200 125,852
Sumitomo Rubber Industries
Ltd. 3,100 28,756
Toyo Tire Corp. 1,600 25,849
Toyoda Gosei Co. Ltd. 1,200 27,504
Toyota Boshoku Corp. 1,500 21,244
Common Stocks
Shares Value ($)
JAPAN
Auto Components
Toyota Industries Corp. 12,700 803,053
TS Tech Co. Ltd. 400 11,311
Yokohama Rubber Co. Ltd.
(The) 1,500 21,349
1,364,925
Automobiles 2.1%
Honda Motor Co. Ltd. 19,100 450,646
Isuzu Motors Ltd. 6,700 58,696
Mazda Motor Corp. 7,400 43,271
Mitsubishi Motors Corp. 7,200 15,893
Nissan Motor Co. Ltd. 29,900 106,270
Subaru Corp. 2,400 46,590
Suzuki Motor Corp. 1,800 77,097
Toyota Motor Corp. 15,114 999,634
Yamaha Motor Co. Ltd. 3,600 52,346
1,850,443
Banks 1.7%
Aozora Bank Ltd. 800 13,295
Bank of Kyoto Ltd. (The) 500 24,155
Chiba Bank Ltd. (The) 6,400 35,319
Chugoku Bank Ltd. (The) 900 8,631
Concordia Financial Group
Ltd. 10,400 36,253
Fukuoka Financial Group, Inc. 1,300 21,887
Hachijuni Bank Ltd. (The) 4,300 16,917
Iyo Bank Ltd. (The) 2,900 19,214
Kyushu Financial Group, Inc. 1,300 6,104
Mebuki Financial Group, Inc. 5,260 11,934
Mitsubishi UFJ Financial
Group, Inc. 46,400 184,135
Mizuho Financial Group, Inc. 9,260 115,672
Resona Holdings, Inc. 10,300 35,103
Shinsei Bank Ltd. 1,600 19,825
Shizuoka Bank Ltd. (The) 3,100 21,441
Sumitomo Mitsui Financial
Group, Inc. 29,600 823,653
Sumitomo Mitsui Trust
Holdings, Inc. 1,500 39,914
1,433,452
Beverages 0.4%
Coca-Cola Bottlers Japan
Holdings, Inc. 1,400 23,434
Kirin Holdings Co. Ltd. 16,500 309,903
333,337
Building Products 0.2%
AGC, Inc. 3,400 99,575
LIXIL Group Corp. 2,500 50,266
149,841
Capital Markets 0.6%
Daiwa Securities Group, Inc. 94,300 395,797
Nomura Holdings, Inc. 13,700 62,496
SBI Holdings, Inc. 1,300 33,638
491,931
Chemicals 1.3%
Air Water, Inc. 4,500 60,875
Asahi Kasei Corp. 11,000 96,024
Daicel Corp. 2,500 18,017
Denka Co. Ltd. 10,299 313,457
DIC Corp. 1,200 29,980

32 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Multi-Manager International Value Fund
Common Stocks
Shares Value ($)
JAPAN
Chemicals
JSR Corp. 1,500 35,578
Kaneka Corp. 900 25,270
Kuraray Co. Ltd. 6,400 62,156
Mitsubishi Chemical Holdings
Corp. 9,500 54,850
Mitsubishi Gas Chemical Co.,
Inc. 2,100 38,960
Mitsui Chemicals, Inc. 2,400 58,058
Nippon Kayaku Co. Ltd. 2,700 23,862
Nippon Shokubai Co. Ltd. 500 26,684
Showa Denko KK 1,200 21,995
Sumitomo Chemical Co. Ltd. 23,000 76,158
Teijin Ltd. 2,200 34,111
Tokai Carbon Co. Ltd. 600 6,410
Toray Industries, Inc. 10,600 48,472
Tosoh Corp. 3,100 50,403
Ube Industries Ltd. 1,500 25,319
Zeon Corp. 1,400 14,734
1,121,373
Commercial Services & Supplies 0.1%
Dai Nippon Printing Co. Ltd. 2,200 44,562
Toppan Printing Co. Ltd. 2,500 35,212
79,774
Construction & Engineering 0.4%
JGC Holdings Corp. 900 9,348
Kajima Corp. 5,800 69,467
Kandenko Co. Ltd. 1,000 8,172
Kinden Corp. 900 15,863
Maeda Road Construction
Co. Ltd. 100 1,828
Nippo Corp. 1,100 30,362
Obayashi Corp. 6,300 57,097
Shimizu Corp. 5,700 42,746
Taisei Corp. 1,700 57,283
Toda Corp. 1,800 12,337
304,503
Construction Materials 0.0%
†
Taiheiyo Cement Corp. 1,100 28,074
Consumer Finance 0.0%
†
AEON Financial Service Co.
Ltd. 800 7,273
Credit Saison Co. Ltd. 1,000 10,613
Hitachi Capital Corp. 700 16,453
34,339
Containers & Packaging 0.0%
†
Rengo Co. Ltd. 1,000 7,550
Toyo Seikan Group Holdings
Ltd. 2,400 23,887
31,437
Diversified Financial Services 0.9%
Fuyo General Lease Co. Ltd. 200 12,392
Mitsubishi UFJ Lease &
Finance Co. Ltd. 8,500 39,313
ORIX Corp. 54,500 678,493
730,198
Electrical Equipment 0.1%
Fuji Electric Co. Ltd. 1,100 34,754
Mabuchi Motor Co. Ltd. 400 15,489
50,243
Common Stocks
Shares Value ($)
JAPAN
Electronic Equipment, Instruments & Components 1.6%
Alps Alpine Co. Ltd. 1,700 22,906
Canon Marketing Japan, Inc. 800 16,011
Hitachi Ltd. 24,240 819,062
Ibiden Co. Ltd. 1,100 37,248
Kyocera Corp. 7,900 451,390
1,346,617
Entertainment 1.4%
Nintendo Co. Ltd. 1,300 739,025
Square Enix Holdings Co.
Ltd. 7,100 472,052
1,211,077
Food & Staples Retailing 1.3%
Matsumotokiyoshi Holdings
Co. Ltd. 8,900 324,686
Seven & i Holdings Co. Ltd. 24,400 754,277
1,078,963
Food Products 0.1%
Itoham Yonekyu Holdings,
Inc. 1,100 7,879
NH Foods Ltd. 1,000 44,626
Yamazaki Baking Co. Ltd. 800 13,973
66,478
Health Care Equipment & Supplies 0.8%
Nipro Corp. 700 8,156
Olympus Corp. 31,600 655,927
664,083
Health Care Providers & Services 0.1%
Alfresa Holdings Corp. 1,100 24,064
Medipal Holdings Corp. 800 16,019
Suzuken Co. Ltd. 300 11,434
51,517
Household Durables 1.7%
Haseko Corp. 7,600 99,932
Iida Group Holdings Co. Ltd. 2,300 46,502
Nikon Corp. 3,000 20,270
Panasonic Corp. 9,700 82,167
Sekisui House Ltd. 4,200 74,280
Sony Corp. 15,900 1,216,110
Sumitomo Forestry Co. Ltd. 1,800 28,702
1,567,963
Industrial Conglomerates 0.6%
Toshiba Corp. 20,570 523,592
Insurance 0.4%
Dai-ichi Life Holdings, Inc. 5,300 74,800
Japan Post Holdings Co. Ltd. 5,000 34,105
Japan Post Insurance Co.
Ltd. 700 11,014
MS&AD Insurance Group
Holdings, Inc. 2,100 56,879
Sompo Holdings, Inc. 1,900 65,813
T&D Holdings, Inc. 6,300 62,305
Tokio Marine Holdings, Inc. 1,300 56,930
361,846
Internet & Direct Marketing Retail 0.8%
Rakuten , Inc. 60,400 652,474
IT Services 0.7%
Fujitsu Ltd. 3,500 479,256

NVIT Multi-Manager International Value Fund - September 30, 2020 (Unaudited) - Statement of Investments - 33
Common Stocks
Shares Value ($)
JAPAN
IT Services
NEC Corp. 1,500 87,804
567,060
Leisure Products 0.5%
Heiwa Corp. 600 9,871
Sankyo Co. Ltd. 800 20,968
Sega Sammy Holdings, Inc. 32,300 392,868
423,707
Machinery 1.1%
Amada Co. Ltd. 2,200 20,619
Ebara Corp. 1,000 27,014
FANUC Corp. 2,900 556,329
Hino Motors Ltd. 7,500 48,606
Hitachi Construction
Machinery Co. Ltd. 500 18,107
IHI Corp. 1,000 13,361
Kawasaki Heavy Industries
Ltd. 1,599 21,640
Komatsu Ltd. 700 15,410
Kurita Water Industries Ltd. 900 29,704
Mitsubishi Heavy Industries
Ltd. 2,500 55,529
NGK Insulators Ltd. 1,800 25,682
NSK Ltd. 4,100 31,382
Sumitomo Heavy Industries
Ltd. 1,100 25,590
THK Co. Ltd. 600 15,053
904,026
Marine 0.1%
Mitsui OSK Lines Ltd. 1,500 29,480
Nippon Yusen KK 2,700 46,808
76,288
Media 0.1%
Dentsu Group, Inc. 2,800 82,732
TBS Holdings, Inc. 400 6,878
89,610
Metals & Mining 0.3%
Dowa Holdings Co. Ltd. 400 11,759
Hitachi Metals Ltd. 1,100 16,910
JFE Holdings, Inc. 6,300 44,062
Mitsubishi Materials Corp. 1,900 37,511
Nippon Steel Corp. * 7,299 68,939
Sumitomo Metal Mining Co.
Ltd. 2,099 64,977
244,158
Multiline Retail 0.0%
†
Isetan Mitsukoshi Holdings
Ltd. 2,400 12,730
J Front Retailing Co. Ltd. 3,100 22,410
35,140
Oil, Gas & Consumable Fuels 0.5%
ENEOS Holdings, Inc. 90,500 323,171
Idemitsu Kosan Co. Ltd. 2,400 51,133
Inpex Corp. 10,400 55,637
429,941
Paper & Forest Products 0.1%
Oji Holdings Corp. 11,200 51,400
Pharmaceuticals 0.8%
Astellas Pharma, Inc. 40,500 602,904
Common Stocks
Shares Value ($)
JAPAN
Pharmaceuticals
Sawai Pharmaceutical Co.
Ltd. 200 10,097
Taisho Pharmaceutical
Holdings Co. Ltd. 100 6,595
Takeda Pharmaceutical Co.
Ltd. 818 29,139
648,735
Real Estate Management & Development 0.2%
Daiwa House Industry Co.
Ltd. 900 23,124
Mitsui Fudosan Co. Ltd. 3,500 60,963
Nomura Real Estate
Holdings, Inc. 1,500 28,530
Sumitomo Realty &
Development Co. Ltd. 1,000 29,585
Tokyo Tatemono Co. Ltd. 2,100 25,702
Tokyu Fudosan Holdings
Corp. 8,100 34,872
202,776
Road & Rail 0.2%
Fukuyama Transporting Co.
Ltd. 200 9,765
Hankyu Hanshin Holdings,
Inc. 2,400 77,207
Nippon Express Co. Ltd. 1,000 58,213
Seibu Holdings, Inc. 1,600 17,211
Seino Holdings Co. Ltd. 1,300 18,861
181,257
Semiconductors & Semiconductor Equipment 0.0%
†
Rohm Co. Ltd. 500 38,607
Specialty Retail 0.1%
K's Holdings Corp. 1,900 25,653
Shimamura Co. Ltd. 200 19,551
Yamada Holdings Co. Ltd. 7,300 36,400
81,604
Technology Hardware, Storage & Peripherals 0.2%
Brother Industries Ltd. 1,600 25,413
Canon, Inc. 2,700 44,814
FUJIFILM Holdings Corp. 300 14,783
Konica Minolta, Inc. 4,100 11,585
Ricoh Co. Ltd. 8,400 56,627
Seiko Epson Corp. 3,600 41,384
194,606
Trading Companies & Distributors 0.7%
ITOCHU Corp. 3,400 86,941
Marubeni Corp. 7,900 44,821
Mitsubishi Corp. 6,900 165,070
Mitsui & Co. Ltd. 6,700 115,088
Nagase & Co. Ltd. 1,000 13,989
Sojitz Corp. 13,800 31,301
Sumitomo Corp. 6,400 76,741
Toyota Tsusho Corp. 1,800 50,270
584,221
Transportation Infrastructure 0.0%
†
Kamigumi Co. Ltd. 1,200 23,626
Mitsubishi Logistics Corp. 299 8,470
32,096

34 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Multi-Manager International Value Fund
Common Stocks
Shares Value ($)
JAPAN
Wireless Telecommunication Services 0.4%
SoftBank Group Corp. 5,100 314,911
20,949,632
LUXEMBOURG 0.6%
Metals & Mining 0.6%
ArcelorMittal SA * 37,793 504,006
MACAU 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
SJM Holdings Ltd. 27,000 31,886
NETHERLANDS 5.3%
Banks 0.2%
ABN AMRO Bank NV, CVA
Reg. S (a) 3,288 27,495
ING Groep NV 22,582 159,899
187,394
Beverages 0.4%
Heineken Holding NV 2,500 194,562
Heineken NV 1,633 145,119
339,681
Chemicals 0.4%
Koninklijke DSM NV 2,000 329,592
Diversified Financial Services 0.2%
EXOR NV 2,600 141,485
Diversified Telecommunication Services 0.0%
†
Koninklijke KPN NV 7,870 18,505
Food & Staples Retailing 0.6%
Koninklijke Ahold Delhaize
NV 18,412 544,915
Health Care Equipment & Supplies 1.1%
Koninklijke Philips NV * 20,065 945,268
Insurance 0.2%
Aegon NV (b) 16,510 42,878
NN Group NV 2,699 101,379
144,257
Oil, Gas & Consumable Fuels 1.0%
Koninklijke Vopak NV 669 37,691
Royal Dutch Shell plc, Class
B, ADR 26,386 639,069
Royal Dutch Shell plc, Class
B 12,252 148,213
824,973
Professional Services 0.1%
Randstad NV * 2,092 109,160
Semiconductors & Semiconductor Equipment 1.1%
ASML Holding NV 1,300 479,355
NXP Semiconductors NV 3,500 436,835
916,190
4,501,420
NEW ZEALAND 0.2%
Construction Materials 0.0%
†
Fletcher Building Ltd. 7,771 19,797
Diversified Telecommunication Services 0.0%
†
Chorus Ltd. 4,028 23,111
Health Care Providers & Services 0.2%
EBOS Group Ltd. 4,070 65,807
Common Stocks
Shares Value ($)
NEW ZEALAND
Health Care Providers & Services
Ryman Healthcare Ltd. 712 6,659
72,466
Transportation Infrastructure 0.0%
†
Auckland International Airport
Ltd. 6,424 31,126
146,500
NORWAY 0.8%
Banks 0.2%
DNB ASA 9,206 127,150
SpareBank 1 SR-Bank ASA 3,345 27,718
154,868
Chemicals 0.0%
†
Yara International ASA 1,018 39,197
Food Products 0.6%
Mowi ASA 22,600 400,907
Insurance 0.0%
†
Storebrand ASA * 3,091 16,190
Metals & Mining 0.0%
†
Norsk Hydro ASA * 10,086 27,762
Oil, Gas & Consumable Fuels 0.0%
†
Equinor ASA 431 6,083
645,007
PORTUGAL 0.0%
†
Banks 0.0%
†
Banco Espirito Santo SA
(Registered) *^∞ 146,163 0
SINGAPORE 1.1%
Airlines 0.2%
Singapore Airlines Ltd. 55,500 141,858
Banks 0.7%
DBS Group Holdings Ltd. 30,700 451,546
Oversea-Chinese Banking
Corp. Ltd. 15,292 95,005
546,551
Distributors 0.0%
†
Jardine Cycle & Carriage Ltd. 1,600 21,223
Industrial Conglomerates 0.1%
Keppel Corp. Ltd. 23,100 75,770
Real Estate Management & Development 0.1%
CapitaLand Ltd. 24,000 47,954
City Developments Ltd. 5,200 29,246
UOL Group Ltd. 4,910 24,048
101,248
Trading Companies & Distributors 0.0%
†
BOC Aviation Ltd. Reg. S (a) 2,800 19,074
905,724
SOUTH AFRICA 0.3%
Capital Markets 0.0%
†
Investec plc 6,794 12,493
Metals & Mining 0.3%
Anglo American plc 9,053 218,618
231,111

NVIT Multi-Manager International Value Fund - September 30, 2020 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
SOUTH KOREA 0.9%
Technology Hardware, Storage & Peripherals 0.9%
Samsung Electronics Co. Ltd. 15,850 798,613
SPAIN 1.2%
Banks 0.5%
Banco Bilbao Vizcaya
Argentaria SA 37,434 103,459
Banco Bilbao Vizcaya
Argentaria SA, ADR 5,336 14,621
Banco Santander SA 163,934 305,402
423,482
Electrical Equipment 0.5%
Siemens Gamesa Renewable
Energy SA 15,989 430,963
Gas Utilities 0.0%
†
Naturgy Energy Group SA 1,562 31,320
Independent Power and Renewable Electricity Producers
0.1%
EDP Renovaveis SA 3,622 60,008
Oil, Gas & Consumable Fuels 0.1%
Repsol SA 6,719 44,878
990,651
SWEDEN 2.2%
Aerospace & Defense 0.0%
†
Saab AB, Class B * 940 27,638
Banks 0.3%
Skandinaviska Enskilda
Banken AB, Class A * 14,948 132,319
Svenska Handelsbanken AB,
Class A * 7,391 62,074
Swedbank AB, Class A * 5,338 83,484
277,877
Commercial Services & Supplies 0.0%
†
Intrum AB 950 23,252
Construction & Engineering 0.0%
†
Peab AB, Class B * 2,824 28,398
Containers & Packaging 0.0%
†
BillerudKorsnas AB * 1,564 26,233
Diversified Financial Services 0.5%
Investor AB, Class B 6,061 395,225
Diversified Telecommunication Services 0.1%
Telia Co. AB 26,547 109,171
Food & Staples Retailing 0.0%
†
ICA Gruppen AB 607 30,857
Health Care Equipment & Supplies 0.1%
Getinge AB, Class B 2,044 44,456
Machinery 0.9%
SKF AB, Class B 3,935 81,088
Trelleborg AB, Class B * 2,069 36,566
Volvo AB, Class A * 1,877 36,367
Volvo AB, Class B * 27,633 530,737
684,758
Metals & Mining 0.2%
Boliden AB 3,907 116,163
SSAB AB, Class A * 1,619 5,374
Common Stocks
Shares Value ($)
SWEDEN
Metals & Mining
SSAB AB, Class B * 3,440 10,969
132,506
Paper & Forest Products 0.1%
Holmen AB, Class B 557 20,699
Svenska Cellulosa AB SCA,
Class B * 4,471 61,286
81,985
1,862,356
SWITZERLAND 9.6%
Banks 0.0%
†
Banque Cantonale Vaudoise
(Registered) 160 16,220
Capital Markets 1.3%
Credit Suisse Group AG
(Registered) 9,803 98,116
Julius Baer Group Ltd. 2,269 96,730
UBS Group AG (Registered) 83,107 927,779
1,122,625
Chemicals 0.0%
†
Clariant AG (Registered) 575 11,305
Construction Materials 0.2%
LafargeHolcim Ltd.
(Registered) * 4,254 193,912
Diversified Telecommunication Services 0.2%
Swisscom AG (Registered) 351 186,189
Electrical Equipment 1.0%
ABB Ltd. (Registered) 34,085 863,884
Food Products 1.4%
Nestle SA (Registered) 9,681 1,148,545
Health Care Equipment & Supplies 0.7%
Alcon, Inc. * 10,370 588,747
Alcon, Inc. * 432 24,602
613,349
Insurance 1.0%
Baloise Holding AG
(Registered) 539 79,287
Swiss Life Holding AG
(Registered) * 296 111,835
Swiss Re AG 1,132 83,786
Zurich Insurance Group AG 1,674 582,027
856,935
Life Sciences Tools & Services 0.4%
Lonza Group AG (Registered) 497 306,788
Pharmaceuticals 2.8%
Novartis AG, ADR 2,095 182,181
Novartis AG (Registered) 19,190 1,667,634
Roche Holding AG 1,200 410,553
Vifor Pharma AG 305 41,519
2,301,887
Professional Services 0.1%
Adecco Group AG
(Registered) 1,854 97,975
Real Estate Management & Development 0.0%
†
Swiss Prime Site AG
(Registered) 245 22,237

36 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Multi-Manager International Value Fund
Common Stocks
Shares Value ($)
SWITZERLAND
Textiles, Apparel & Luxury Goods 0.5%
Cie Financiere Richemont SA
(Registered) 4,337 290,495
Swatch Group AG (The) 366 85,256
Swatch Group AG (The)
(Registered) 732 32,865
408,616
8,150,467
UNITED KINGDOM 13.1%
Airlines 0.0%
†
easyJet plc 1,390 9,024
Automobiles 0.3%
Fiat Chrysler Automobiles
NV * 18,643 228,234
Banks 1.0%
Barclays plc, ADR 28,379 142,179
HSBC Holdings plc, ADR 15,310 299,770
Lloyds Banking Group plc 802,054 272,180
Lloyds Banking Group plc,
ADR 12,511 16,264
Natwest Group plc, ADR * 22,210 59,745
Standard Chartered plc 13,428 61,562
851,700
Beverages 0.1%
Coca-Cola European
Partners plc 1,806 71,026
Capital Markets 0.1%
IG Group Holdings plc 8,100 82,604
Ninety One plc * 3,397 8,933
Standard Life Aberdeen plc 11,006 32,043
123,580
Chemicals 0.4%
Linde plc 1,500 357,195
Containers & Packaging 0.1%
DS Smith plc 11,593 44,026
Distributors 0.3%
Inchcape plc 47,677 269,903
Diversified Financial Services 0.0%
†
M&G plc 18,771 38,418
Diversified Telecommunication Services 0.5%
BT Group plc 46,625 59,252
Liberty Global plc, Class C * 17,900 367,576
426,828
Electrical Equipment 0.0%
†
Melrose Industries plc * 15,490 22,854
Energy Equipment & Services 0.0%
†
Subsea 7 SA * 3,107 22,285
Equity Real Estate Investment Trusts (REITs) 0.4%
British Land Co. plc (The) 78,948 343,236
Food & Staples Retailing 0.9%
J Sainsbury plc 32,629 80,213
Tesco plc 247,906 679,656
Wm Morrison Supermarkets
plc 19,832 43,535
803,404
Common Stocks
Shares Value ($)
UNITED KINGDOM
Health Care Equipment & Supplies 0.5%
Smith & Nephew plc 19,800 385,830
Hotels, Restaurants & Leisure 0.5%
GVC Holdings plc 33,300 419,133
Household Durables 0.7%
Barratt Developments plc 28,895 176,674
Bellway plc 460 13,908
Persimmon plc 11,500 365,257
555,839
Industrial Conglomerates 1.6%
CK Hutchison Holdings Ltd. 128,272 777,699
DCC plc 6,864 528,975
1,306,674
Insurance 0.9%
Aviva plc 204,651 752,540
Phoenix Group Holdings plc 3,807 33,864
786,404
Media 0.4%
Informa plc 35,585 172,535
Pearson plc 3,802 26,889
Pearson plc, ADR 748 5,318
WPP plc 11,819 92,304
WPP plc, ADR 567 22,249
319,295
Oil, Gas & Consumable Fuels 0.6%
BP plc 93,668 271,957
BP plc, ADR 14,070 245,662
517,619
Personal Products 1.4%
Unilever plc 18,178 1,120,092
Real Estate Management & Development 0.1%
Savills plc 7,584 76,314
Specialty Retail 0.1%
Kingfisher plc 23,926 91,441
Tobacco 0.8%
British American Tobacco plc 10,914 392,281
Imperial Brands plc 17,849 314,622
706,903
Trading Companies & Distributors 0.9%
Ashtead Group plc 14,069 504,079
Bunzl plc 8,600 277,466
781,545
Wireless Telecommunication Services 0.5%
Vodafone Group plc 273,885 363,358
Vodafone Group plc, ADR 6,837 91,753
455,111
11,133,913
UNITED STATES 0.1%
Hotels, Restaurants & Leisure 0.0%
†
Carnival plc 727 9,266
Oil, Gas & Consumable Fuels 0.1%
Ovintiv , Inc. 12,764 104,155
113,421

NVIT Multi-Manager International Value Fund - September 30, 2020 (Unaudited) - Statement of Investments - 37
Common Stocks
Shares Value ($)
ZAMBIA 0.1%
Metals & Mining 0.1%
First Quantum Minerals Ltd. 7,458 66,484
Total Investments
(cost $83,814,865)   — 97.1% 82,309,496
Other assets in excess of liabilities — 2.9% 2,466,931
NET ASSETS — 100.0%
$ 84,776,427
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at September 30, 2020
was $191,386 which represents 0.23% of net assets.
(b) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on loan at
September 30, 2020 was $1,070.
ADR American Depositary Receipt
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
SDR Swedish Depository Receipt

38 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Multi-Manager International Value Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT Multi-Manager International Value Fund - September 30, 2020 (Unaudited) - Statement of Investments - 39
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 300,472 $ – $ 300,472
Air Freight & Logistics – 582,595 – 582,595
Airlines 169,570 516,128 – 685,698
Auto Components 232,832 1,842,872 – 2,075,704
Automobiles – 3,896,025 – 3,896,025
Banks 1,696,454 6,669,760 – 8,366,214
Beverages – 877,886 – 877,886
Biotechnology – 83,153 – 83,153
Building Products – 458,458 – 458,458
Capital Markets 19,261 2,847,588 – 2,866,849
Chemicals 488,840 2,630,381 – 3,119,221
Commercial Services & Supplies – 133,413 – 133,413
Communications Equipment – 42,618 – 42,618
Construction & Engineering – 487,604 – 487,604
Construction Materials 132,883 1,006,989 – 1,139,872
Consumer Finance – 34,339 – 34,339
Containers & Packaging – 758,759 – 758,759
Distributors – 291,126 – 291,126
Diversified Financial Services – 1,916,353 – 1,916,353
Diversified Telecommunication Services 367,576 752,531 – 1,120,107
Electric Utilities 91,564 147,437 – 239,001
Electrical Equipment – 2,039,526 – 2,039,526
Electronic Equipment, Instruments &
Components – 1,346,617 – 1,346,617
Energy Equipment & Services – 92,657 – 92,657
Entertainment – 2,030,942 – 2,030,942
Equity Real Estate Investment Trusts
(REITs) – 343,236 – 343,236
Food & Staples Retailing – 2,623,618 – 2,623,618
Food Products – 1,685,114 – 1,685,114
Gas Utilities – 31,320 – 31,320
Health Care Equipment & Supplies 24,602 2,652,071 – 2,676,673
Health Care Providers & Services – 873,873 – 873,873
Hotels, Restaurants & Leisure – 595,279 – 595,279
Household Durables – 2,123,802 – 2,123,802
Independent Power and Renewable
Electricity Producers – 121,267 – 121,267
Industrial Conglomerates – 2,802,668 – 2,802,668
Insurance 356,831 3,553,772 – 3,910,603
Interactive Media & Services 189,885 – – 189,885
Internet & Direct Marketing Retail – 652,474 – 652,474
IT Services – 734,565 – 734,565
Leisure Products – 423,707 – 423,707
Life Sciences Tools & Services – 306,788 – 306,788
Machinery – 1,588,784 – 1,588,784
Marine – 805,007 – 805,007
Media 27,567 440,188 – 467,755
Metals & Mining 668,487 1,896,999 – 2,565,486
Multiline Retail – 62,931 – 62,931
Multi-Utilities – 1,527,330 – 1,527,330
Oil, Gas & Consumable Fuels 1,636,127 2,652,414 – 4,288,541
Paper & Forest Products – 308,159 – 308,159
Personal Products – 1,120,092 – 1,120,092
Pharmaceuticals 182,181 4,383,571 – 4,565,752
Professional Services – 207,135 – 207,135
Real Estate Management & Development – 1,512,816 – 1,512,816
Road & Rail – 233,654 – 233,654

40 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Multi-Manager International Value Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Semiconductors & Semiconductor
Equipment $ 436,835 $ 1,184,370 $ – $ 1,621,205
Software 288,816 911,605 – 1,200,421
Specialty Retail – 173,045 – 173,045
Technology Hardware, Storage &
Peripherals – 993,219 – 993,219
Textiles, Apparel & Luxury Goods – 473,889 – 473,889
Tobacco – 706,903 – 706,903
Trading Companies & Distributors – 1,605,516 – 1,605,516
Transportation Infrastructure – 63,222 – 63,222
Wireless Telecommunication Services 91,753 1,046,800 – 1,138,553
Total Common Stocks $ 7,102,064 $ 75,207,432 $ – $ 82,309,496
Total $ 7,102,064 $ 75,207,432 $ – $ 82,309,496
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended September 30, 2020, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Bond Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 0.2%
Principal
Amount ($) Value ($)
Airlines 0.0%
†
Continental Airlines Pass-
Through Trust, Series
2012-1, Class A, 4.15%,
4/11/2024 220,801 216,328
United Airlines Pass-Through
Trust, Series 2013-1, Class
A, 4.30%, 8/15/2025 351,403 339,013
555,341
Automobiles 0.1%
Americredit Automobile
Receivables Trust, Series
2018-1, Class D, 3.82%,
3/18/2024 1,600,000 1,682,872
GM Financial Automobile
Leasing Trust, Series
2020-2, Class A3, 0.80%,
7/20/2023 520,000 524,188
World Omni Select Auto Trust,
Series 2020-A, Class A3,
0.55%, 7/15/2025 1,290,000 1,292,597
3,499,657
Credit Card 0.1%
Citibank Credit Card Issuance
Trust, Series 2018-A6,
Class A6, 3.21%, 12/7/2024 2,000,000 2,127,176
Total Asset-Backed Securities
(cost $5,963,868)
6,182,174
Commercial Mortgage-Backed Securities 2.4%
BBCMS Mortgage Trust ,
Series 2017-C1, Class A4,
3.67%, 2/15/2050 1,375,000 1,570,783
Benchmark Mortgage Trust
Series 2018-B4, Class A2,
3.98%, 7/15/2051 500,000 533,578
Series 2018-B4, Class A5,
4.12%, 7/15/2051(a) 1,000,000 1,184,263
Series 2019-B11, Class A4,
3.28%, 5/15/2052 3,000,000 3,405,311
Citigroup Commercial
Mortgage Trust
Series 2014-GC25, Class
AS, 4.02%, 10/10/2047 1,500,000 1,641,174
Series 2016-P5, Class A4,
2.94%, 10/10/2049 600,000 653,044
Series 2017-P7, Class A4,
3.71%, 4/14/2050 1,500,000 1,710,440
Series 2019-GC43, Class
A4, 3.04%, 11/10/2052 2,940,000 3,292,143
COMM Mortgage Trust
Series 2012-CR1, Class A3,
3.39%, 5/15/2045 1,631,237 1,665,300
Series 2013-CR8, Class A5,
3.61%, 6/10/2046(a) 1,000,000 1,064,487
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
COMM Mortgage Trust
Series 2014-UBS2, Class
A5, 3.96%, 3/10/2047 1,500,000 1,637,546
Series 2014-UBS3, Class
A4, 3.82%, 6/10/2047 1,500,000 1,639,700
Series 2015-DC1, Class A5,
3.35%, 2/10/2048 1,000,000 1,089,044
Series 2015-PC1, Class A5,
3.90%, 7/10/2050 1,000,000 1,111,026
CSAIL Commercial Mortgage
Trust , Series 2018-
CX11, Class A5, 4.03%,
4/15/2051(a) 1,250,000 1,462,072
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K013, Class A2,
3.97%, 1/25/2021(a) 442,198 445,025
Series K020, Class A2,
2.37%, 5/25/2022 1,500,000 1,539,475
Series K024, Class A2,
2.57%, 9/25/2022 100,000 103,773
Series K026, Class A2,
2.51%, 11/25/2022 900,000 933,067
Series K031, Class A2,
3.30%, 4/25/2023(a) 400,000 426,920
Series K033, Class A2,
3.06%, 7/25/2023(a) 950,000 1,010,154
Series K034, Class A2,
3.53%, 7/25/2023(a) 5,400,000 5,813,875
Series K038, Class A1,
2.60%, 10/25/2023 106,481 108,925
Series K037, Class A2,
3.49%, 1/25/2024 800,000 868,943
Series K069, Class A2,
3.19%, 9/25/2027(a) 2,500,000 2,869,656
Series K115, Class A2,
1.38%, 6/25/2030 960,000 986,686
Series K-1510, Class A3,
3.79%, 1/25/2034 2,500,000 3,120,079
FNMA ACES REMICS
Series 2014-M6, Class A2,
2.68%, 5/25/2021(a) 79,761 80,262
Series 2013-M6, Class 1AC,
3.55%, 2/25/2043(a) 211,129 238,065
GS Mortgage Securities Trust
Series 2012-GCJ7, Class
A4, 3.38%, 5/10/2045 1,620,616 1,646,636
Series 2015-GC30, Class
A4, 3.38%, 5/10/2050 1,500,000 1,638,802

2 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Bond Index Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
JP Morgan Chase Commercial
Mortgage Securities Trust ,
Series 2011-C5, Class A3,
4.17%, 8/15/2046 146,618 149,355
JPMBB Commercial Mortgage
Securities Trust , Series
2014-C22, Class A4, 3.80%,
9/15/2047 1,000,000 1,096,586
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2013-C10, Class A5,
4.22%, 7/15/2046(a) 500,000 538,264
Series 2015-C24, Class A4,
3.73%, 5/15/2048 1,000,000 1,115,764
Morgan Stanley Capital I
Trust , Series 2019-H6,
Class A4, 3.42%, 6/15/2052 1,180,000 1,341,766
UBS-Barclays Commercial
Mortgage Trust , Series
2013-C5, Class A4, 3.18%,
3/10/2046 2,500,000 2,608,268
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class A4,
3.54%, 5/15/2048 1,500,000 1,653,180
Series 2017-C40, Class A4,
3.58%, 10/15/2050 1,500,000 1,709,001
WFRBS Commercial
Mortgage Trust
Series 2013-C14, Class A5,
3.34%, 6/15/2046 1,750,000 1,846,777
Series 2013-C15, Class A4,
4.15%, 8/15/2046(a) 1,175,000 1,271,477
Total Commercial Mortgage-Backed
Securities
(cost $55,519,663) 58,820,692
Corporate Bonds 27.7%
Aerospace & Defense 0.5%
Boeing Co. (The) ,
2.25%, 6/15/2026(b) 500,000 486,554
2.70%, 2/1/2027 35,000 34,117
5.04%, 5/1/2027 500,000 548,908
3.20%, 3/1/2029 500,000 492,126
2.95%, 2/1/2030 85,000 82,200
5.15%, 5/1/2030 1,000,000 1,120,245
3.25%, 2/1/2035 100,000 93,910
3.30%, 3/1/2035(b) 130,000 122,141
5.71%, 5/1/2040 500,000 583,635
3.75%, 2/1/2050 340,000 311,084
5.81%, 5/1/2050 500,000 603,104
3.95%, 8/1/2059 100,000 90,309
General Dynamics Corp. ,
2.63%, 11/15/2027(b) 500,000 546,417
3.63%, 4/1/2030 200,000 237,999
4.25%, 4/1/2050 200,000 260,602
L3Harris Technologies, Inc. ,
3.95%, 5/28/2024(b) 257,000 283,074
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
L3Harris Technologies, Inc.,
2.90%, 12/15/2029 100,000 109,131
4.85%, 4/27/2035 90,000 118,439
Lockheed Martin Corp. ,
2.90%, 3/1/2025 500,000 545,340
3.55%, 1/15/2026 250,000 284,455
3.60%, 3/1/2035 110,000 131,919
4.07%, 12/15/2042 393,000 489,982
4.70%, 5/15/2046 250,000 339,962
Northrop Grumman Corp. ,
4.75%, 6/1/2043 250,000 324,979
4.03%, 10/15/2047 500,000 606,183
Raytheon Technologies Corp. ,
3.95%, 8/16/2025 400,000 454,727
4.13%, 11/16/2028 250,000 295,854
2.25%, 7/1/2030 140,000 147,035
6.13%, 7/15/2038 400,000 577,551
4.70%, 12/15/2041(c) 150,000 184,623
4.50%, 6/1/2042 700,000 882,105
4.15%, 5/15/2045 250,000 298,700
4.63%, 11/16/2048 500,000 650,137
3.13%, 7/1/2050 55,000 58,695
Textron, Inc. ,
4.30%, 3/1/2024 250,000 271,839
12,668,081
Air Freight & Logistics 0.1%
FedEx Corp. ,
3.25%, 4/1/2026 85,000 94,618
3.30%, 3/15/2027 70,000 77,836
3.10%, 8/5/2029 100,000 111,024
3.90%, 2/1/2035 380,000 430,931
3.88%, 8/1/2042 50,000 55,070
4.55%, 4/1/2046 500,000 601,733
5.25%, 5/15/2050 200,000 268,349
United Parcel Service, Inc. ,
2.20%, 9/1/2024 40,000 42,355
3.05%, 11/15/2027 300,000 338,536
6.20%, 1/15/2038 295,000 443,345
3.40%, 9/1/2049 320,000 363,077
5.30%, 4/1/2050 150,000 220,734
3,047,608
Airlines 0.0%
†
Southwest Airlines Co. ,
4.75%, 5/4/2023 130,000 138,822
5.13%, 6/15/2027 275,000 299,529
2.63%, 2/10/2030 400,000 378,847
817,198
Auto Components 0.0%
†
Aptiv Corp. ,
4.15%, 3/15/2024 475,000 521,905
Aptiv plc ,
5.40%, 3/15/2049 150,000 169,549
BorgWarner, Inc. ,
3.38%, 3/15/2025(b) 135,000 146,095
2.65%, 7/1/2027 55,000 58,011

NVIT Bond Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
Auto Components
Lear Corp. ,
5.25%, 5/15/2049 150,000 162,108
1,057,668
Automobiles 0.1%
Daimler Finance North
America LLC ,
8.50%, 1/18/2031 250,000 386,973
General Motors Co. ,
6.13%, 10/1/2025 400,000 464,569
4.20%, 10/1/2027 250,000 267,799
6.80%, 10/1/2027 300,000 364,582
5.15%, 4/1/2038 250,000 265,104
5.20%, 4/1/2045 250,000 268,895
6.75%, 4/1/2046 35,000 43,098
5.40%, 4/1/2048 250,000 276,228
2,337,248
Banks 4.8%
Australia & New Zealand
Banking Group Ltd. ,
2.05%, 11/21/2022 250,000 258,700
Banco Santander SA ,
3.50%, 4/11/2022 800,000 829,773
2.75%, 5/28/2025 200,000 210,166
3.80%, 2/23/2028 600,000 659,359
3.49%, 5/28/2030(b) 200,000 217,553
Bank of America Corp. ,
3.30%, 1/11/2023 500,000 530,845
4.10%, 7/24/2023 250,000 274,248
(ICE LIBOR USD 3
Month + 0.79%), 3.00%,
12/20/2023(d) 1,515,000 1,590,637
4.00%, 4/1/2024 350,000 387,821
(ICE LIBOR USD 3
Month + 0.94%), 3.86%,
7/23/2024(d) 400,000 433,162
Series L, 3.95%, 4/21/2025 310,000 344,237
3.88%, 8/1/2025 250,000 283,812
(ICE LIBOR USD 3
Month + 0.64%), 2.01%,
2/13/2026(d) 300,000 311,326
4.45%, 3/3/2026 125,000 143,520
3.50%, 4/19/2026 290,000 324,984
(SOFR + 1.15%), 1.32%,
6/19/2026(d) 500,000 503,013
4.25%, 10/22/2026 435,000 503,417
(ICE LIBOR USD 3
Month + 1.06%), 3.56%,
4/23/2027(d) 1,500,000 1,675,636
3.25%, 10/21/2027 500,000 552,203
(ICE LIBOR USD 3
Month + 1.58%), 3.82%,
1/20/2028(d) 500,000 566,512
(ICE LIBOR USD 3
Month + 1.04%), 3.42%,
12/20/2028(d) 1,000,000 1,113,850
(ICE LIBOR USD 3
Month + 1.19%), 2.88%,
10/22/2030(d) 200,000 215,876
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(ICE LIBOR USD 3
Month + 0.99%), 2.50%,
2/13/2031(d) 300,000 312,717
(SOFR + 2.15%), 2.59%,
4/29/2031(d) 600,000 633,592
(ICE LIBOR USD 3
Month + 1.81%), 4.24%,
4/24/2038(d) 250,000 304,172
(SOFR + 1.93%), 2.68%,
6/19/2041(d) 300,000 305,976
5.88%, 2/7/2042 250,000 368,764
5.00%, 1/21/2044 350,000 483,717
Series L, 4.75%, 4/21/2045 250,000 326,516
(ICE LIBOR USD 3
Month + 1.99%), 4.44%,
1/20/2048(d) 500,000 647,133
(ICE LIBOR USD 3
Month + 1.52%), 4.33%,
3/15/2050(d) 500,000 638,082
(ICE LIBOR USD 3
Month + 3.15%), 4.08%,
3/20/2051(d) 600,000 741,367
Bank of America NA ,
(ICE LIBOR USD 3
Month + 0.65%), 3.34%,
1/25/2023(d) 500,000 518,823
Bank of Montreal ,
1.85%, 5/1/2025 500,000 521,402
Bank of Nova Scotia (The) ,
2.45%, 9/19/2022 1,000,000 1,041,462
Barclays plc ,
3.65%, 3/16/2025 360,000 388,290
4.34%, 1/10/2028 1,000,000 1,113,053
(ICE LIBOR USD 3
Month + 3.05%), 5.09%,
6/20/2030(d) 200,000 225,380
5.25%, 8/17/2045 205,000 269,632
4.95%, 1/10/2047 200,000 255,825
BBVA USA ,
3.88%, 4/10/2025 500,000 536,372
Canadian Imperial Bank of
Commerce ,
(ICE LIBOR USD 3
Month + 0.79%), 2.61%,
7/22/2023(d) 500,000 518,165
Citigroup, Inc. ,
4.50%, 1/14/2022 650,000 683,109
(ICE LIBOR USD 3
Month + 0.95%), 2.88%,
7/24/2023(d) 500,000 518,801
3.88%, 10/25/2023 750,000 821,244
3.75%, 6/16/2024 500,000 551,089
3.30%, 4/27/2025 560,000 616,525
4.60%, 3/9/2026 350,000 400,660
(SOFR + 2.75%), 3.11%,
4/8/2026(d) 300,000 322,550
3.40%, 5/1/2026 500,000 555,735
4.30%, 11/20/2026 500,000 572,308

4 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
4.45%, 9/29/2027 500,000 579,161
(ICE LIBOR USD 3
Month + 1.56%), 3.89%,
1/10/2028(d) 500,000 565,533
(ICE LIBOR USD 3
Month + 1.15%), 3.52%,
10/27/2028(d) 1,500,000 1,666,685
(ICE LIBOR USD 3
Month + 1.34%), 3.98%,
3/20/2030(d) 500,000 576,059
(SOFR + 1.42%), 2.98%,
11/5/2030(d) 200,000 216,221
(SOFR + 3.91%), 4.41%,
3/31/2031(d) 300,000 359,803
(SOFR + 2.11%), 2.57%,
6/3/2031(d) 300,000 315,326
6.63%, 6/15/2032 333,000 465,913
8.13%, 7/15/2039 350,000 610,155
(SOFR + 4.55%), 5.32%,
3/26/2041(d) 300,000 409,605
6.68%, 9/13/2043 250,000 383,954
4.65%, 7/23/2048 200,000 262,380
Citizens Bank NA ,
2.65%, 5/26/2022 250,000 258,328
Citizens Financial Group, Inc. ,
2.50%, 2/6/2030(b) 170,000 180,124
Comerica, Inc. ,
4.00%, 2/1/2029 250,000 284,951
Cooperatieve Rabobank UA ,
2.75%, 1/10/2022 500,000 515,483
4.63%, 12/1/2023 250,000 278,032
3.38%, 5/21/2025 250,000 281,073
5.25%, 5/24/2041 175,000 256,936
5.25%, 8/4/2045 250,000 340,113
Credit Suisse Group Funding
Guernsey Ltd. ,
3.80%, 9/15/2022 440,000 465,066
3.75%, 3/26/2025 390,000 432,077
4.55%, 4/17/2026 500,000 582,563
Discover Bank ,
4.20%, 8/8/2023 500,000 547,094
2.45%, 9/12/2024 300,000 316,451
2.70%, 2/6/2030 310,000 324,161
Fifth Third Bancorp ,
3.50%, 3/15/2022 700,000 728,990
2.60%, 6/15/2022 500,000 516,901
3.65%, 1/25/2024 500,000 544,957
Fifth Third Bank NA ,
1.80%, 1/30/2023 250,000 257,147
3.95%, 7/28/2025 200,000 228,726
2.25%, 2/1/2027 295,000 315,540
First Republic Bank ,
2.50%, 6/6/2022 750,000 773,329
HSBC Holdings plc ,
(ICE LIBOR USD 3
Month + 1.06%), 3.26%,
3/13/2023(d) 500,000 516,992
4.25%, 3/14/2024 500,000 536,297
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC Holdings plc,
(ICE LIBOR USD 3
Month + 0.99%), 3.95%,
5/18/2024(d) 200,000 214,288
4.30%, 3/8/2026 500,000 564,059
(SOFR + 1.54%), 1.64%,
4/18/2026(d) 390,000 388,901
3.90%, 5/25/2026 500,000 552,533
4.95%, 3/31/2030 200,000 240,708
(ICE LIBOR USD 3
Month + 1.61%), 3.97%,
5/22/2030(d) 200,000 223,766
6.50%, 5/2/2036 400,000 537,349
6.50%, 9/15/2037 600,000 813,652
6.80%, 6/1/2038 200,000 280,786
5.25%, 3/14/2044 250,000 316,003
HSBC USA, Inc. ,
3.50%, 6/23/2024 500,000 539,619
Huntington Bancshares, Inc. ,
2.55%, 2/4/2030 200,000 208,859
ING Groep NV ,
4.10%, 10/2/2023 500,000 548,255
4.55%, 10/2/2028 200,000 241,533
JPMorgan Chase & Co. ,
3.25%, 9/23/2022 1,000,000 1,056,890
(ICE LIBOR USD 3 Month +
0.70%), 3.21%, 4/1/2023(d) 1,000,000 1,039,030
3.38%, 5/1/2023 250,000 266,837
2.70%, 5/18/2023 500,000 527,979
3.88%, 9/10/2024 1,000,000 1,106,087
3.13%, 1/23/2025 500,000 545,329
(ICE LIBOR USD 3 Month +
1.16%), 3.22%, 3/1/2025(d) 200,000 214,951
(SOFR + 1.16%), 2.30%,
10/15/2025(d) 250,000 262,984
(SOFR + 1.59%), 2.00%,
3/13/2026(d) 300,000 311,477
3.30%, 4/1/2026 500,000 553,957
(SOFR + 1.85%), 2.08%,
4/22/2026(d) 200,000 208,887
8.00%, 4/29/2027 290,000 399,760
4.25%, 10/1/2027 500,000 581,925
(ICE LIBOR USD 3 Month +
1.38%), 3.54%, 5/1/2028(d) 500,000 559,966
(ICE LIBOR USD 3
Month + 1.12%), 4.01%,
4/23/2029(d) 1,000,000 1,157,730
(SOFR + 2.04%), 2.52%,
4/22/2031(d) 400,000 425,757
(SOFR + 2.46%), 3.11%,
4/22/2041(d) 200,000 217,816
5.60%, 7/15/2041 400,000 587,120
5.40%, 1/6/2042 500,000 718,474
4.85%, 2/1/2044 500,000 672,786
(ICE LIBOR USD 3
Month + 1.58%), 4.26%,
2/22/2048(d) 750,000 941,780

NVIT Bond Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(ICE LIBOR USD 3
Month + 1.38%), 3.96%,
11/15/2048(d) 500,000 602,635
(SOFR + 2.44%), 3.11%,
4/22/2051(d) 600,000 634,961
KeyBank NA ,
3.30%, 2/1/2022 500,000 519,662
6.95%, 2/1/2028 225,000 291,200
KeyCorp ,
2.25%, 4/6/2027 50,000 52,885
2.55%, 10/1/2029 250,000 265,589
Korea Development Bank
(The) ,
4.63%, 11/16/2021 200,000 209,046
3.00%, 1/13/2026 500,000 552,079
Kreditanstalt fuer
Wiederaufbau ,
2.00%, 11/30/2021 1,000,000 1,020,679
2.13%, 6/15/2022 2,000,000 2,064,711
1.75%, 8/22/2022 1,000,000 1,028,848
2.38%, 12/29/2022 1,250,000 1,310,057
2.63%, 2/28/2024 2,500,000 2,697,771
0.00%, 6/29/2037(e) 750,000 606,676
Landwirtschaftliche
Rentenbank ,
Series 36, 2.00%, 12/6/2021 250,000 255,190
1.75%, 7/27/2026 1,000,000 1,069,213
Lloyds Banking Group plc ,
(ICE LIBOR USD 3
Month + 1.25%), 2.86%,
3/17/2023(d) 400,000 411,180
4.50%, 11/4/2024 205,000 223,787
4.58%, 12/10/2025 350,000 385,033
4.65%, 3/24/2026 500,000 556,497
(ICE LIBOR USD 3
Month + 1.21%), 3.57%,
11/7/2028(d) 1,000,000 1,095,015
Mitsubishi UFJ Financial
Group, Inc. ,
3.22%, 3/7/2022 500,000 518,887
2.62%, 7/18/2022 500,000 518,207
3.46%, 3/2/2023 750,000 798,422
3.85%, 3/1/2026 750,000 855,651
3.74%, 3/7/2029(b) 1,000,000 1,147,735
3.20%, 7/18/2029 500,000 551,475
Mizuho Financial Group, Inc. ,
2.95%, 2/28/2022 500,000 516,726
(ICE LIBOR USD 3
Month + 0.99%), 1.24%,
7/10/2024(d) 200,000 201,556
(ICE LIBOR USD 3
Month + 1.10%), 2.55%,
9/13/2025(d) 455,000 478,125
3.17%, 9/11/2027(b) 750,000 818,172
(ICE LIBOR USD 3
Month + 1.51%), 2.20%,
7/10/2031(d) 400,000 404,290
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
MUFG Americas Holdings
Corp. ,
3.00%, 2/10/2025 400,000 431,996
National Australia Bank Ltd. ,
2.50%, 7/12/2026 750,000 817,906
Natwest Group plc ,
3.88%, 9/12/2023 365,000 391,995
4.80%, 4/5/2026 500,000 577,909
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.55%),
3.07%, 5/22/2028(d) 200,000 210,060
(ICE LIBOR USD 3
Month + 1.75%), 4.89%,
5/18/2029(d) 250,000 290,636
(ICE LIBOR USD 3
Month + 1.91%), 5.08%,
1/27/2030(d) 500,000 595,891
Oesterreichische Kontrollbank
AG ,
1.63%, 9/17/2022 1,000,000 1,026,262
1.50%, 2/12/2025 1,000,000 1,047,540
PNC Bank NA ,
2.95%, 1/30/2023 250,000 263,198
3.80%, 7/25/2023 500,000 544,778
2.95%, 2/23/2025 500,000 545,225
PNC Financial Services
Group, Inc. (The) ,
3.30%, 3/8/2022 500,000 519,819
2.55%, 1/22/2030(b) 500,000 542,675
Regions Financial Corp. ,
2.75%, 8/14/2022(b) 750,000 779,748
Royal Bank of Canada ,
1.95%, 1/17/2023 170,000 175,700
2.55%, 7/16/2024 350,000 374,357
2.25%, 11/1/2024(b) 500,000 529,882
Santander Holdings USA, Inc. ,
3.50%, 6/7/2024 500,000 536,220
Santander UK Group Holdings
plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.25%),
1.53%, 8/21/2026(d) 500,000 491,822
Santander UK plc ,
4.00%, 3/13/2024 500,000 551,835
Sumitomo Mitsui Financial
Group, Inc. ,
2.78%, 7/12/2022 1,000,000 1,039,154
2.45%, 9/27/2024 500,000 528,352
2.63%, 7/14/2026 750,000 808,066
3.35%, 10/18/2027 500,000 549,829
3.20%, 9/17/2029 500,000 541,828
Toronto-Dominion Bank (The) ,
1.90%, 12/1/2022 500,000 516,073
3.25%, 3/11/2024 500,000 541,793
Truist Bank ,
2.15%, 12/6/2024(b) 400,000 423,451
3.63%, 9/16/2025 250,000 281,970

6 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Truist Bank,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.15%),
2.64%, 9/17/2029(d) 250,000 259,353
Truist Financial Corp. ,
3.05%, 6/20/2022 500,000 521,514
2.85%, 10/26/2024 250,000 270,864
4.00%, 5/1/2025 1,000,000 1,136,755
1.13%, 8/3/2027 300,000 298,986
US Bancorp ,
Series V, 2.63%, 1/24/2022 250,000 257,126
3.90%, 4/26/2028(b) 500,000 596,715
US Bank NA ,
2.80%, 1/27/2025 1,000,000 1,086,291
Wells Fargo & Co. ,
2.63%, 7/22/2022 500,000 518,677
3.07%, 1/24/2023 400,000 412,555
3.75%, 1/24/2024 2,000,000 2,172,728
(SOFR + 1.60%), 1.65%,
6/2/2024(d) 600,000 611,029
3.00%, 2/19/2025 825,000 890,224
(ICE LIBOR USD 3
Month + 0.75%), 2.16%,
2/11/2026(d) 250,000 259,508
3.00%, 4/22/2026 500,000 543,837
4.30%, 7/22/2027 100,000 114,345
(SOFR + 2.10%), 2.39%,
6/2/2028(d) 200,000 208,576
(ICE LIBOR USD 3
Month + 1.00%), 2.57%,
2/11/2031(d) 250,000 261,387
5.38%, 2/7/2035 457,000 624,797
5.95%, 12/15/2036 275,000 359,607
5.38%, 11/2/2043 250,000 329,725
5.61%, 1/15/2044 388,000 525,535
4.65%, 11/4/2044 500,000 606,640
3.90%, 5/1/2045 250,000 291,698
4.90%, 11/17/2045 500,000 633,115
4.40%, 6/14/2046 350,000 416,126
4.75%, 12/7/2046 250,000 311,842
(ICE LIBOR USD 3 Month +
4.24%), 5.01%, 4/4/2051(d) 500,000 679,193
Westpac Banking Corp. ,
2.80%, 1/11/2022(b) 500,000 515,927
2.00%, 1/13/2023 30,000 31,097
3.40%, 1/25/2028(b) 500,000 575,572
2.65%, 1/16/2030 120,000 132,805
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.00%),
4.11%, 7/24/2034(d) 500,000 561,772
Zions Bancorp NA ,
3.25%, 10/29/2029 250,000 250,032
117,446,953
Beverages 0.8%
Anheuser-Busch Cos. LLC ,
3.65%, 2/1/2026 750,000 838,209
4.70%, 2/1/2036 500,000 603,160
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Anheuser-Busch Cos. LLC,
4.90%, 2/1/2046 770,000 954,483
Anheuser-Busch InBev
Finance, Inc. ,
4.63%, 2/1/2044 150,000 176,949
Anheuser-Busch InBev
Worldwide, Inc. ,
4.15%, 1/23/2025 1,500,000 1,693,521
4.00%, 4/13/2028 250,000 288,731
4.75%, 1/23/2029 400,000 486,237
4.60%, 4/15/2048 500,000 594,973
4.44%, 10/6/2048 581,000 676,922
5.55%, 1/23/2049 1,000,000 1,357,072
4.50%, 6/1/2050 500,000 599,355
5.80%, 1/23/2059 200,000 285,208
Coca-Cola Co. (The) ,
3.20%, 11/1/2023 550,000 598,438
1.75%, 9/6/2024 500,000 523,916
2.90%, 5/25/2027 500,000 561,456
3.45%, 3/25/2030 400,000 471,401
2.60%, 6/1/2050 400,000 408,619
Constellation Brands, Inc. ,
3.50%, 5/9/2027 500,000 558,688
3.60%, 2/15/2028 400,000 452,051
2.88%, 5/1/2030 500,000 539,501
Diageo Capital plc ,
2.63%, 4/29/2023(b) 500,000 524,499
2.38%, 10/24/2029 210,000 223,766
Diageo Investment Corp. ,
7.45%, 4/15/2035 250,000 415,232
Fomento Economico
Mexicano SAB de CV ,
3.50%, 1/16/2050 200,000 212,252
Keurig Dr Pepper, Inc. ,
4.60%, 5/25/2028 750,000 900,179
5.09%, 5/25/2048(b) 250,000 333,888
Molson Coors Beverage Co. ,
3.00%, 7/15/2026(b) 190,000 202,756
5.00%, 5/1/2042 250,000 282,645
PepsiCo, Inc. ,
0.75%, 5/1/2023(b) 65,000 65,701
2.25%, 3/19/2025 300,000 321,187
2.85%, 2/24/2026 150,000 166,248
2.75%, 3/19/2030(b) 700,000 783,026
1.63%, 5/1/2030 130,000 133,442
4.25%, 10/22/2044 500,000 645,072
4.45%, 4/14/2046 500,000 664,123
3.63%, 3/19/2050 600,000 727,530
19,270,436
Biotechnology 0.7%
AbbVie, Inc. ,
2.15%, 11/19/2021(c) 300,000 305,598
3.45%, 3/15/2022(c) 310,000 321,155
3.25%, 10/1/2022(c) 200,000 209,123
2.30%, 11/21/2022(c) 200,000 206,958
3.85%, 6/15/2024(c) 325,000 356,012
2.60%, 11/21/2024(c) 400,000 424,196
3.80%, 3/15/2025(c) 250,000 277,409
3.60%, 5/14/2025 500,000 554,074

NVIT Bond Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
AbbVie, Inc.,
3.20%, 5/14/2026 1,020,000 1,124,332
2.95%, 11/21/2026(c) 200,000 217,866
3.20%, 11/21/2029(c) 350,000 384,838
4.55%, 3/15/2035(c) 195,000 238,346
4.50%, 5/14/2035 500,000 605,849
4.30%, 5/14/2036 250,000 294,503
4.05%, 11/21/2039(c) 580,000 662,416
4.40%, 11/6/2042 625,000 742,605
4.75%, 3/15/2045(c) 168,000 202,597
4.25%, 11/21/2049(c) 675,000 797,277
Amgen, Inc. ,
2.20%, 2/21/2027 500,000 527,453
2.45%, 2/21/2030 400,000 423,689
2.30%, 2/25/2031 500,000 523,978
4.40%, 5/1/2045 200,000 247,917
4.56%, 6/15/2048 524,000 670,786
4.66%, 6/15/2051 618,000 805,303
Baxalta, Inc. ,
4.00%, 6/23/2025 60,000 68,188
Biogen, Inc. ,
3.63%, 9/15/2022 500,000 530,470
4.05%, 9/15/2025 195,000 222,513
2.25%, 5/1/2030 400,000 407,977
5.20%, 9/15/2045 250,000 329,668
3.15%, 5/1/2050(b) 230,000 226,418
Gilead Sciences, Inc. ,
0.75%, 9/29/2023(b) 50,000 50,102
3.70%, 4/1/2024 1,000,000 1,094,780
3.50%, 2/1/2025 240,000 265,252
3.65%, 3/1/2026 145,000 163,722
1.20%, 10/1/2027 60,000 60,097
1.65%, 10/1/2030 215,000 214,576
2.60%, 10/1/2040 100,000 99,772
4.50%, 2/1/2045 500,000 624,233
4.75%, 3/1/2046 500,000 646,476
2.80%, 10/1/2050 95,000 93,709
16,222,233
Building Products 0.1%
Allegion plc ,
3.50%, 10/1/2029 250,000 273,509
Carrier Global Corp. ,
1.92%, 2/15/2023(c) 95,000 97,740
2.24%, 2/15/2025(c) 120,000 125,081
2.49%, 2/15/2027(c) 135,000 141,086
2.72%, 2/15/2030(c) 200,000 208,843
3.58%, 4/5/2050(c) 500,000 527,546
Fortune Brands Home &
Security, Inc. ,
3.25%, 9/15/2029 250,000 276,556
Johnson Controls International
plc ,
3.90%, 2/14/2026(b) 183,000 208,066
1.75%, 9/15/2030 100,000 100,841
4.63%, 7/2/2044(f) 350,000 436,717
Owens Corning ,
4.30%, 7/15/2047 350,000 383,934
2,779,919
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets 1.5%
Bank of New York Mellon
Corp. (The) ,
3.25%, 9/11/2024 750,000 822,162
2.10%, 10/24/2024 250,000 264,638
Series G, 3.00%, 2/24/2025 205,000 224,743
3.00%, 10/30/2028 500,000 558,008
Brookfield Finance, Inc. ,
4.25%, 6/2/2026(b) 500,000 572,953
4.85%, 3/29/2029 300,000 356,988
Charles Schwab Corp. (The) ,
4.00%, 2/1/2029 500,000 599,541
CME Group, Inc. ,
3.00%, 3/15/2025 500,000 547,099
Credit Suisse AG ,
2.10%, 11/12/2021 1,145,000 1,166,558
1.00%, 5/5/2023 1,250,000 1,262,975
3.63%, 9/9/2024 250,000 276,707
Credit Suisse USA, Inc. ,
7.13%, 7/15/2032 55,000 83,502
Deutsche Bank AG ,
3.95%, 2/27/2023 750,000 787,721
3.70%, 5/30/2024 470,000 493,790
(SOFR + 2.16%), 2.22%,
9/18/2024(d) 275,000 276,805
(SOFR + 2.58%), 3.96%,
11/26/2025(d) 200,000 212,544
(SOFR + 3.04%), 3.55%,
9/18/2031(d) 150,000 150,732
Franklin Resources, Inc. ,
2.80%, 9/15/2022 500,000 522,072
Goldman Sachs Group, Inc.
(The) ,
2.35%, 11/15/2021 500,000 501,144
5.75%, 1/24/2022 1,000,000 1,067,433
3.63%, 1/22/2023(b) 750,000 801,669
3.20%, 2/23/2023 500,000 529,281
(ICE LIBOR USD 3 Month +
1.05%), 2.91%, 6/5/2023(d) 1,000,000 1,035,687
3.85%, 7/8/2024 385,000 422,952
3.50%, 4/1/2025 670,000 739,243
3.75%, 5/22/2025 500,000 555,594
(ICE LIBOR USD 3 Month +
1.51%), 3.69%, 6/5/2028(d) 250,000 280,285
3.80%, 3/15/2030 500,000 579,153
6.45%, 5/1/2036 400,000 551,473
6.75%, 10/1/2037 150,000 217,043
(ICE LIBOR USD 3
Month + 1.37%), 4.02%,
10/31/2038(d) 500,000 582,392
(ICE LIBOR USD 3
Month + 1.43%), 4.41%,
4/23/2039(d) 500,000 608,610
6.25%, 2/1/2041 350,000 522,464
4.80%, 7/8/2044 500,000 653,138
4.75%, 10/21/2045 350,000 459,490
Intercontinental Exchange,
Inc. ,
4.00%, 10/15/2023 500,000 549,689
3.75%, 12/1/2025 160,000 180,908
2.10%, 6/15/2030 165,000 170,536

8 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Intercontinental Exchange,
Inc.,
1.85%, 9/15/2032 500,000 496,637
4.25%, 9/21/2048 250,000 309,790
3.00%, 6/15/2050 75,000 77,604
Jefferies Group LLC ,
5.13%, 1/20/2023 250,000 272,165
4.85%, 1/15/2027 500,000 567,880
Legg Mason, Inc. ,
4.75%, 3/15/2026 500,000 595,081
Moody's Corp. ,
4.50%, 9/1/2022 150,000 160,097
3.25%, 5/20/2050 35,000 37,380
Morgan Stanley ,
4.88%, 11/1/2022 500,000 540,539
4.10%, 5/22/2023 650,000 702,556
Series F, 3.88%, 4/29/2024 625,000 688,728
4.00%, 7/23/2025 215,000 242,596
(SOFR + 1.99%), 2.19%,
4/28/2026(d) 640,000 669,937
3.13%, 7/27/2026 500,000 551,963
4.35%, 9/8/2026 500,000 577,925
3.63%, 1/20/2027 750,000 847,212
3.95%, 4/23/2027 500,000 564,857
(ICE LIBOR USD 3
Month + 1.34%), 3.59%,
7/22/2028(d) 500,000 562,064
(ICE LIBOR USD 3
Month + 1.14%), 3.77%,
1/24/2029(d) 1,000,000 1,138,741
(ICE LIBOR USD 3
Month + 1.63%), 4.43%,
1/23/2030(d) 1,000,000 1,196,131
(SOFR + 3.12%), 3.62%,
4/1/2031(d) 820,000 936,274
7.25%, 4/1/2032 324,000 487,687
4.30%, 1/27/2045 300,000 380,155
(SOFR + 4.84%), 5.60%,
3/24/2051(d) 100,000 150,472
Nomura Holdings, Inc. ,
3.10%, 1/16/2030 500,000 530,618
Raymond James Financial,
Inc. ,
4.95%, 7/15/2046 250,000 322,665
S&P Global, Inc. ,
2.50%, 12/1/2029 80,000 87,070
1.25%, 8/15/2030 110,000 108,141
3.25%, 12/1/2049 65,000 74,089
2.30%, 8/15/2060 40,000 35,821
State Street Corp. ,
3.70%, 11/20/2023(b) 500,000 550,852
3.30%, 12/16/2024 310,000 343,266
2.40%, 1/24/2030 200,000 217,881
TD Ameritrade Holding Corp. ,
2.95%, 4/1/2022 500,000 516,848
35,729,444
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals 0.4%
Air Products and Chemicals,
Inc. ,
1.50%, 10/15/2025 25,000 25,928
1.85%, 5/15/2027 105,000 110,222
2.05%, 5/15/2030 145,000 152,775
2.70%, 5/15/2040 65,000 69,088
2.80%, 5/15/2050 40,000 41,966
Dow Chemical Co. (The) ,
3.50%, 10/1/2024 500,000 547,788
9.40%, 5/15/2039 260,000 442,488
4.80%, 5/15/2049(b) 350,000 415,616
DuPont de Nemours, Inc. ,
5.42%, 11/15/2048 500,000 668,639
Eastman Chemical Co. ,
3.60%, 8/15/2022 100,000 104,889
4.65%, 10/15/2044 350,000 409,928
Ecolab, Inc. ,
3.25%, 1/14/2023 500,000 529,295
1.30%, 1/30/2031(b) 200,000 195,674
2.13%, 8/15/2050 200,000 183,085
FMC Corp. ,
3.45%, 10/1/2029 60,000 67,113
4.50%, 10/1/2049 85,000 106,206
Linde, Inc. ,
3.20%, 1/30/2026 250,000 280,615
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 147,000 230,106
LYB International Finance III
LLC ,
3.38%, 5/1/2030(b) 500,000 543,281
LyondellBasell Industries NV ,
6.00%, 11/15/2021 500,000 523,226
4.63%, 2/26/2055 250,000 283,708
Mosaic Co. (The) ,
3.75%, 11/15/2021 250,000 256,696
4.25%, 11/15/2023 250,000 271,319
4.05%, 11/15/2027(b) 250,000 277,980
Nutrien Ltd. ,
3.15%, 10/1/2022 50,000 52,228
3.00%, 4/1/2025 150,000 162,267
5.88%, 12/1/2036 125,000 159,267
6.13%, 1/15/2041 150,000 199,088
5.25%, 1/15/2045 350,000 446,017
PPG Industries, Inc. ,
2.80%, 8/15/2029 500,000 542,940
RPM International, Inc. ,
3.45%, 11/15/2022 350,000 362,678
Sherwin-Williams Co. (The) ,
3.95%, 1/15/2026(b) 1,000,000 1,122,068
2.95%, 8/15/2029(b) 200,000 219,981
Westlake Chemical Corp. ,
4.38%, 11/15/2047 200,000 213,280
10,217,445
Commercial Services & Supplies 0.1%
Ford Foundation (The) ,
Series 2020, 2.42%,
6/1/2050 25,000 25,615
Republic Services, Inc. ,
3.20%, 3/15/2025 500,000 549,810

NVIT Bond Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies
Republic Services, Inc.,
1.45%, 2/15/2031 165,000 162,595
Waste Management, Inc. ,
3.50%, 5/15/2024 500,000 546,977
3.90%, 3/1/2035 130,000 157,287
4.15%, 7/15/2049 250,000 318,450
1,760,734
Communications Equipment 0.1%
Cisco Systems, Inc. ,
3.50%, 6/15/2025 400,000 454,459
5.90%, 2/15/2039 500,000 745,840
Motorola Solutions, Inc. ,
4.00%, 9/1/2024 500,000 554,959
2.30%, 11/15/2030 300,000 297,596
2,052,854
Construction Materials 0.0%
†
Martin Marietta Materials, Inc. ,
Series CB, 2.50%,
3/15/2030 500,000 520,354
Vulcan Materials Co. ,
4.50%, 6/15/2047 250,000 289,882
810,236
Consumer Finance 0.7%
AerCap Ireland Capital DAC ,
3.95%, 2/1/2022 750,000 759,282
3.88%, 1/23/2028(b) 500,000 460,628
Ally Financial, Inc. ,
4.13%, 2/13/2022 100,000 103,750
4.63%, 5/19/2022 100,000 105,045
3.88%, 5/21/2024(b) 600,000 639,315
4.63%, 3/30/2025 100,000 109,824
8.00%, 11/1/2031 150,000 205,234
American Express Co. ,
2.75%, 5/20/2022 1,000,000 1,034,176
3.00%, 10/30/2024 500,000 542,372
3.63%, 12/5/2024 500,000 552,230
American Honda Finance
Corp. ,
1.95%, 5/20/2022 100,000 102,475
2.60%, 11/16/2022 500,000 522,127
1.95%, 5/10/2023(b) 175,000 181,142
2.15%, 9/10/2024 500,000 526,057
2.35%, 1/8/2027 100,000 106,733
Capital One Financial Corp. ,
3.20%, 1/30/2023 1,000,000 1,055,620
3.75%, 4/24/2024 700,000 761,668
3.75%, 7/28/2026 250,000 271,777
Caterpillar Financial Services
Corp. ,
2.85%, 6/1/2022 500,000 520,282
3.30%, 6/9/2024 250,000 273,507
2.15%, 11/8/2024 500,000 532,071
3.25%, 12/1/2024 500,000 550,918
Discover Financial Services ,
4.10%, 2/9/2027 250,000 277,118
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
General Motors Financial Co.,
Inc. ,
4.20%, 11/6/2021 500,000 516,257
3.55%, 7/8/2022 400,000 413,662
5.25%, 3/1/2026 1,055,000 1,186,678
4.35%, 1/17/2027 200,000 217,221
3.60%, 6/21/2030(b) 200,000 206,209
John Deere Capital Corp. ,
2.65%, 1/6/2022 640,000 659,042
2.25%, 9/14/2026 250,000 271,430
Synchrony Financial ,
4.25%, 8/15/2024 350,000 380,267
4.50%, 7/23/2025 375,000 413,879
Toyota Motor Credit Corp. ,
2.60%, 1/11/2022(b) 500,000 514,672
3.30%, 1/12/2022 500,000 518,061
1.80%, 2/13/2025(b) 500,000 522,282
3.20%, 1/11/2027 200,000 224,411
2.15%, 2/13/2030 500,000 526,595
16,764,017
Containers & Packaging 0.1%
Bemis Co., Inc. ,
2.63%, 6/19/2030 50,000 53,362
International Paper Co. ,
3.80%, 1/15/2026(b) 500,000 570,781
6.00%, 11/15/2041 550,000 757,728
Packaging Corp. of America ,
4.50%, 11/1/2023 250,000 276,482
3.00%, 12/15/2029 50,000 54,701
4.05%, 12/15/2049(b) 100,000 119,276
WRKCo, Inc. ,
4.90%, 3/15/2029(b) 250,000 308,298
2,140,628
Diversified Consumer Services 0.1%
American University (The) ,
Series 2019, 3.67%,
4/1/2049 35,000 39,932
Duke University ,
Series 2020, 2.83%,
10/1/2055 110,000 116,289
George Washington University
(The) ,
Series 2018, 4.13%,
9/15/2048 73,000 89,506
Georgetown University (The) ,
Series 20A, 2.94%,
4/1/2050 35,000 34,647
Leland Stanford Junior
University (The) ,
2.41%, 6/1/2050 150,000 151,385
Massachusetts Institute of
Technology ,
5.60%, 7/1/2111 100,000 172,374
4.68%, 7/1/2114 75,000 107,997
Northwestern University ,
Series 2020, 2.64%,
12/1/2050(b) 28,000 28,952

10 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Consumer Services
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 75,000 85,174
3.30%, 7/15/2056 200,000 241,851
Trustees of Boston University ,
Series CC, 4.06%,
10/1/2048 16,000 20,965
Trustees of Princeton
University (The) ,
Series 2020, 2.52%,
7/1/2050 84,000 87,868
Trustees of the University of
Pennsylvania (The) ,
Series 2020, 2.40%,
10/1/2050 48,000 47,700
Yale University ,
Series 2020, 2.40%,
4/15/2050(b) 61,000 62,226
1,286,866
Diversified Financial Services 0.4%
Berkshire Hathaway, Inc. ,
3.40%, 1/31/2022 500,000 520,244
4.50%, 2/11/2043 250,000 329,214
Block Financial LLC ,
5.50%, 11/1/2022(b) 250,000 266,856
Equitable Holdings, Inc. ,
7.00%, 4/1/2028 133,000 167,838
4.35%, 4/20/2028 650,000 740,120
GE Capital Funding LLC ,
4.40%, 5/15/2030(c) 200,000 214,980
GE Capital International
Funding Co. Unlimited Co. ,
3.37%, 11/15/2025 248,000 264,476
4.42%, 11/15/2035 1,283,000 1,355,928
Jefferies Financial Group, Inc. ,
5.50%, 10/18/2023 250,000 275,771
National Rural Utilities
Cooperative Finance Corp. ,
3.70%, 3/15/2029 500,000 586,674
2.40%, 3/15/2030 185,000 201,561
8.00%, 3/1/2032 159,000 253,946
Shell International Finance
BV ,
3.40%, 8/12/2023 1,000,000 1,082,180
2.88%, 5/10/2026 500,000 553,430
2.38%, 11/7/2029 250,000 264,201
4.13%, 5/11/2035 500,000 601,542
6.38%, 12/15/2038 250,000 371,356
4.55%, 8/12/2043 500,000 621,715
3.75%, 9/12/2046 500,000 558,771
Voya Financial, Inc. ,
3.65%, 6/15/2026 250,000 283,265
9,514,068
Diversified Telecommunication Services 1.0%
AT&T, Inc. ,
3.00%, 6/30/2022 500,000 519,804
4.45%, 4/1/2024 500,000 559,071
3.95%, 1/15/2025(b) 500,000 560,028
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
AT&T, Inc.,
4.13%, 2/17/2026 250,000 286,112
3.80%, 2/15/2027 500,000 563,649
1.65%, 2/1/2028 200,000 200,215
4.35%, 3/1/2029 1,000,000 1,173,760
4.30%, 2/15/2030 500,000 591,975
2.25%, 2/1/2032 300,000 299,651
4.50%, 5/15/2035 310,000 365,659
4.85%, 3/1/2039 500,000 602,312
4.30%, 12/15/2042 603,000 679,532
3.10%, 2/1/2043 100,000 97,556
4.65%, 6/1/2044 250,000 284,195
4.35%, 6/15/2045 45,000 50,413
4.50%, 3/9/2048 314,000 358,478
3.65%, 6/1/2051 300,000 302,787
3.30%, 2/1/2052 100,000 93,051
3.50%, 9/15/2053(c) 1,740,000 1,695,170
3.55%, 9/15/2055(c) 1,975,000 1,889,281
3.65%, 9/15/2059(c) 429,000 414,273
3.50%, 2/1/2061 100,000 94,951
British Telecommunications
plc ,
9.63%, 12/15/2030(f) 250,000 400,589
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(f) 369,000 572,983
Orange SA ,
9.00%, 3/1/2031(f) 407,000 663,032
5.38%, 1/13/2042 250,000 351,257
Telefonica Emisiones SA ,
4.57%, 4/27/2023 700,000 766,987
5.21%, 3/8/2047 450,000 533,671
5.52%, 3/1/2049 500,000 621,447
TELUS Corp. ,
2.80%, 2/16/2027 500,000 538,206
4.30%, 6/15/2049 250,000 305,716
Verizon Communications, Inc. ,
5.15%, 9/15/2023 250,000 282,687
3.38%, 2/15/2025 996,000 1,108,998
4.13%, 3/16/2027 250,000 294,969
4.33%, 9/21/2028 783,000 947,259
3.88%, 2/8/2029 110,000 129,989
4.27%, 1/15/2036 500,000 615,828
4.81%, 3/15/2039 1,385,000 1,815,538
6.55%, 9/15/2043 550,000 893,644
4.52%, 9/15/2048 750,000 982,506
5.01%, 4/15/2049 374,000 537,125
24,044,354
Electric Utilities 1.7%
Alabama Power Co. ,
5.70%, 2/15/2033(b) 224,000 307,149
4.15%, 8/15/2044 350,000 426,645
Arizona Public Service Co. ,
2.60%, 8/15/2029(b) 500,000 538,320
3.50%, 12/1/2049 200,000 221,942
Baltimore Gas and Electric
Co. ,
3.20%, 9/15/2049(b) 115,000 123,523
2.90%, 6/15/2050 60,000 61,302

NVIT Bond Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
CenterPoint Energy Houston
Electric LLC ,
4.50%, 4/1/2044 500,000 655,643
Series AD, 2.90%, 7/1/2050 60,000 64,247
Cleco Corporate Holdings
LLC ,
3.38%, 9/15/2029 250,000 253,392
Cleveland Electric Illuminating
Co. (The) ,
5.50%, 8/15/2024(b) 400,000 463,036
Commonwealth Edison Co. ,
4.35%, 11/15/2045 200,000 255,655
3.65%, 6/15/2046 250,000 294,487
4.00%, 3/1/2048 500,000 613,755
Series 127, 3.20%,
11/15/2049 155,000 170,014
Dominion Energy South
Carolina, Inc. ,
6.05%, 1/15/2038 150,000 216,990
5.10%, 6/1/2065 100,000 149,115
DTE Electric Co. ,
4.30%, 7/1/2044 500,000 622,190
3.70%, 3/15/2045 145,000 169,275
Duke Energy Carolinas LLC ,
2.95%, 12/1/2026 500,000 558,611
2.45%, 2/1/2030 100,000 108,074
4.25%, 12/15/2041 300,000 372,089
3.70%, 12/1/2047 500,000 590,591
3.20%, 8/15/2049 50,000 55,397
Duke Energy Corp. ,
3.05%, 8/15/2022 350,000 364,385
0.90%, 9/15/2025 50,000 50,081
2.45%, 6/1/2030(b) 420,000 441,233
Duke Energy Florida LLC ,
3.20%, 1/15/2027 250,000 281,696
2.50%, 12/1/2029 70,000 75,936
3.40%, 10/1/2046 500,000 560,317
Duke Energy Ohio, Inc. ,
2.13%, 6/1/2030 155,000 162,714
Duke Energy Progress LLC ,
4.15%, 12/1/2044 500,000 621,695
4.20%, 8/15/2045 500,000 621,144
Edison International ,
3.55%, 11/15/2024 175,000 184,472
4.13%, 3/15/2028 500,000 512,736
Emera US Finance LP ,
4.75%, 6/15/2046 200,000 240,570
Entergy Corp. ,
4.00%, 7/15/2022 400,000 421,880
2.80%, 6/15/2030(b) 80,000 86,592
3.75%, 6/15/2050 35,000 39,792
Entergy Texas, Inc. ,
4.00%, 3/30/2029 750,000 878,583
3.55%, 9/30/2049 200,000 224,399
Evergy Kansas Central, Inc. ,
4.10%, 4/1/2043 200,000 241,244
Evergy Metro, Inc. ,
3.65%, 8/15/2025 500,000 562,639
Evergy, Inc. ,
2.90%, 9/15/2029 250,000 268,159
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Eversource Energy ,
Series K, 2.75%, 3/15/2022 500,000 515,765
Series H, 3.15%, 1/15/2025 245,000 267,524
Series Q, 0.80%, 8/15/2025 100,000 99,478
Series O, 4.25%,
4/1/2029(b) 400,000 479,931
Series R, 1.65%, 8/15/2030 100,000 99,584
3.45%, 1/15/2050 100,000 111,306
Exelon Corp. ,
5.63%, 6/15/2035 400,000 532,235
FirstEnergy Corp. ,
Series A, 2.85%, 7/15/2022 500,000 512,474
Series A, 1.60%, 1/15/2026 90,000 89,420
Series B, 3.90%, 7/15/2027 500,000 549,467
2.65%, 3/1/2030 400,000 407,229
Series B, 2.25%,
9/1/2030(b) 125,000 122,166
Series C, 4.85%, 7/15/2047 200,000 240,443
Florida Power & Light Co. ,
2.85%, 4/1/2025 60,000 65,794
3.13%, 12/1/2025 500,000 556,833
5.65%, 2/1/2037 450,000 641,315
4.13%, 2/1/2042 250,000 311,231
3.95%, 3/1/2048 500,000 632,479
Georgia Power Co. ,
Series A, 2.20%, 9/15/2024 1,000,000 1,054,756
4.30%, 3/15/2042 500,000 597,340
Hydro-Quebec ,
Series HY, 8.40%,
1/15/2022 220,000 242,079
Series GF, 8.88%, 3/1/2026 156,000 219,997
Iberdrola International BV ,
5.81%, 3/15/2025 118,000 139,753
Indiana Michigan Power Co. ,
Series K, 4.55%, 3/15/2046 350,000 446,414
Interstate Power and Light
Co. ,
3.60%, 4/1/2029 623,000 717,462
Louisville Gas and Electric
Co. ,
4.25%, 4/1/2049 250,000 313,106
MidAmerican Energy Co. ,
5.80%, 10/15/2036 550,000 783,545
4.80%, 9/15/2043 500,000 668,850
Nevada Power Co. ,
Series DD, 2.40%, 5/1/2030 100,000 107,346
5.45%, 5/15/2041 150,000 202,167
Series EE, 3.13%, 8/1/2050 100,000 107,104
NextEra Energy Capital
Holdings, Inc. ,
2.75%, 11/1/2029 245,000 264,224
Northern States Power Co. ,
2.15%, 8/15/2022 250,000 256,237
4.00%, 8/15/2045 165,000 206,337
NSTAR Electric Co. ,
2.38%, 10/15/2022 500,000 517,568
3.95%, 4/1/2030(b) 500,000 604,424
Oncor Electric Delivery Co.
LLC ,
4.55%, 12/1/2041 150,000 191,731

12 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Oncor Electric Delivery Co.
LLC,
5.30%, 6/1/2042 150,000 211,550
3.10%, 9/15/2049 250,000 273,958
Pacific Gas and Electric Co. ,
3.75%, 7/1/2028(b) 800,000 830,971
4.55%, 7/1/2030 500,000 541,667
2.50%, 2/1/2031 150,000 142,821
4.50%, 7/1/2040(b) 500,000 507,652
4.95%, 7/1/2050 500,000 533,652
PacifiCorp ,
5.25%, 6/15/2035 177,000 248,183
PECO Energy Co. ,
3.70%, 9/15/2047 250,000 302,118
Potomac Electric Power Co. ,
4.15%, 3/15/2043 200,000 241,532
PPL Capital Funding, Inc. ,
4.13%, 4/15/2030 500,000 590,059
5.00%, 3/15/2044 250,000 311,410
Progress Energy, Inc. ,
7.75%, 3/1/2031 236,000 344,360
Public Service Co. of
Colorado ,
Series 35, 1.90%, 1/15/2031 200,000 208,060
4.30%, 3/15/2044 250,000 319,019
Series 34, 3.20%, 3/1/2050 200,000 226,967
Series 36, 2.70%, 1/15/2051 200,000 202,753
Public Service Electric and
Gas Co. ,
3.95%, 5/1/2042 400,000 486,581
3.20%, 8/1/2049 250,000 279,992
Southern California Edison
Co. ,
Series B, 2.40%, 2/1/2022 500,000 509,742
Series C, 3.50%, 10/1/2023 500,000 535,845
6.00%, 1/15/2034 177,000 233,372
4.00%, 4/1/2047 400,000 428,308
Series B, 4.88%, 3/1/2049 500,000 604,399
Southern Co. (The) ,
3.25%, 7/1/2026 295,000 329,039
4.40%, 7/1/2046 200,000 236,705
Southwestern Electric Power
Co. ,
Series L, 3.85%, 2/1/2048 750,000 829,657
Tampa Electric Co. ,
3.63%, 6/15/2050 40,000 46,429
Union Electric Co. ,
3.65%, 4/15/2045 250,000 291,923
3.25%, 10/1/2049 250,000 280,626
Virginia Electric and Power
Co. ,
3.45%, 9/1/2022 500,000 522,761
Series B, 4.20%, 5/15/2045 200,000 253,105
3.30%, 12/1/2049(b) 50,000 57,579
Wisconsin Electric Power Co. ,
5.63%, 5/15/2033(b) 59,000 80,881
Xcel Energy, Inc. ,
3.30%, 6/1/2025 500,000 551,678
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Xcel Energy, Inc.,
6.50%, 7/1/2036 177,000 259,169
40,861,346
Electrical Equipment 0.1%
ABB Finance USA, Inc. ,
4.38%, 5/8/2042 100,000 128,862
Eaton Corp. ,
2.75%, 11/2/2022 750,000 785,957
3.10%, 9/15/2027 500,000 557,601
1,472,420
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. ,
2.80%, 2/15/2030 250,000 273,489
Arrow Electronics, Inc. ,
4.50%, 3/1/2023 250,000 267,071
Corning, Inc. ,
4.38%, 11/15/2057 500,000 608,943
Jabil, Inc. ,
3.00%, 1/15/2031 270,000 275,464
Keysight Technologies, Inc. ,
3.00%, 10/30/2029 75,000 81,934
Tyco Electronics Group SA ,
3.50%, 2/3/2022 300,000 309,634
1,816,535
Energy Equipment & Services 0.1%
Baker Hughes a GE Co. LLC ,
3.34%, 12/15/2027 285,000 302,715
3.14%, 11/7/2029 85,000 88,632
Baker Hughes Holdings LLC ,
5.13%, 9/15/2040 200,000 236,670
Halliburton Co. ,
3.80%, 11/15/2025(b) 133,000 144,068
6.70%, 9/15/2038 300,000 360,075
5.00%, 11/15/2045(b) 500,000 511,835
National Oilwell Varco, Inc. ,
3.95%, 12/1/2042 350,000 307,773
1,951,768
Entertainment 0.2%
Activision Blizzard, Inc. ,
1.35%, 9/15/2030 25,000 24,358
2.50%, 9/15/2050 200,000 182,944
NBCUniversal Media LLC ,
5.95%, 4/1/2041 200,000 297,869
TWDC Enterprises 18 Corp. ,
3.15%, 9/17/2025 325,000 361,032
3.00%, 2/13/2026 150,000 166,139
3.00%, 7/30/2046 150,000 153,229
Walt Disney Co. (The) ,
3.35%, 3/24/2025(b) 300,000 332,772
1.75%, 1/13/2026 100,000 103,890
2.00%, 9/1/2029 300,000 309,990
2.65%, 1/13/2031 600,000 645,919
6.55%, 3/15/2033 300,000 438,852
6.20%, 12/15/2034 245,000 360,418
6.65%, 11/15/2037 150,000 225,011
3.50%, 5/13/2040 100,000 111,998
5.40%, 10/1/2043 500,000 690,855

NVIT Bond Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment
Walt Disney Co. (The),
4.70%, 3/23/2050 200,000 264,141
3.60%, 1/13/2051 500,000 563,028
5,232,445
Equity Real Estate Investment Trusts (REITs) 0.9%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033 75,000 73,186
4.85%, 4/15/2049 500,000 668,950
American Campus
Communities Operating
Partnership LP ,
2.85%, 2/1/2030 250,000 253,046
American Tower Corp. ,
3.50%, 1/31/2023 250,000 265,711
2.40%, 3/15/2025 125,000 132,312
4.40%, 2/15/2026 40,000 45,627
3.95%, 3/15/2029 1,000,000 1,150,618
2.90%, 1/15/2030 110,000 118,730
1.88%, 10/15/2030 165,000 162,504
3.10%, 6/15/2050 40,000 39,465
AvalonBay Communities, Inc. ,
3.45%, 6/1/2025 695,000 769,925
3.30%, 6/1/2029 20,000 22,726
2.45%, 1/15/2031 210,000 224,469
Boston Properties LP ,
3.80%, 2/1/2024 250,000 270,733
2.75%, 10/1/2026 750,000 803,384
2.90%, 3/15/2030 100,000 104,301
Brixmor Operating Partnership
LP ,
3.65%, 6/15/2024 500,000 526,120
CC Holdings GS V LLC ,
3.85%, 4/15/2023 250,000 269,223
Crown Castle International
Corp. ,
3.70%, 6/15/2026 60,000 66,904
3.65%, 9/1/2027 750,000 838,820
3.10%, 11/15/2029 260,000 281,309
CubeSmart LP ,
3.00%, 2/15/2030 250,000 268,179
2.00%, 2/15/2031 300,000 295,781
CyrusOne LP ,
2.90%, 11/15/2024 50,000 53,003
3.45%, 11/15/2029 50,000 54,178
Duke Realty LP ,
2.88%, 11/15/2029 125,000 136,267
1.75%, 7/1/2030 65,000 64,654
Equinix, Inc. ,
2.63%, 11/18/2024 80,000 85,045
1.00%, 9/15/2025 300,000 297,190
1.55%, 3/15/2028 100,000 99,902
3.20%, 11/18/2029 105,000 115,678
2.95%, 9/15/2051 100,000 97,301
ERP Operating LP ,
3.00%, 4/15/2023 500,000 526,309
2.50%, 2/15/2030 100,000 106,117
4.50%, 7/1/2044 350,000 448,281
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Essex Portfolio LP ,
4.00%, 3/1/2029 100,000 115,729
3.00%, 1/15/2030 75,000 80,551
2.65%, 3/15/2032 35,000 36,931
Federal Realty Investment
Trust ,
3.50%, 6/1/2030(b) 200,000 216,230
GLP Capital LP ,
5.30%, 1/15/2029 500,000 556,835
Healthcare Trust of America
Holdings LP ,
3.10%, 2/15/2030 250,000 268,774
Healthpeak Properties, Inc. ,
4.25%, 11/15/2023 12,000 13,132
3.50%, 7/15/2029 125,000 139,133
3.00%, 1/15/2030 180,000 194,255
Highwoods Realty LP ,
3.05%, 2/15/2030 250,000 258,319
Host Hotels & Resorts LP ,
Series D, 3.75%,
10/15/2023 525,000 541,593
Series E, 4.00%, 6/15/2025 375,000 389,295
Series H, 3.38%,
12/15/2029 100,000 93,450
Kilroy Realty LP ,
3.05%, 2/15/2030 100,000 104,629
Kimco Realty Corp. ,
3.13%, 6/1/2023 500,000 526,300
4.45%, 9/1/2047 250,000 271,282
Mid-America Apartments LP ,
2.75%, 3/15/2030(b) 50,000 53,869
National Retail Properties,
Inc. ,
2.50%, 4/15/2030 500,000 498,583
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027 550,000 590,770
3.63%, 10/1/2029 100,000 101,267
Prologis LP ,
2.25%, 4/15/2030 160,000 169,805
1.25%, 10/15/2030 65,000 63,387
3.00%, 4/15/2050 65,000 69,458
2.13%, 10/15/2050 155,000 139,185
Realty Income Corp. ,
3.25%, 10/15/2022 350,000 367,102
3.25%, 1/15/2031 265,000 292,061
Regency Centers LP ,
2.95%, 9/15/2029 50,000 51,766
3.70%, 6/15/2030 300,000 329,090
Sabra Health Care LP ,
3.90%, 10/15/2029 250,000 243,384
Simon Property Group LP ,
3.38%, 10/1/2024 500,000 541,105
2.45%, 9/13/2029 250,000 247,540
4.25%, 11/30/2046 500,000 534,890
SITE Centers Corp. ,
3.63%, 2/1/2025 500,000 510,822
Spirit Realty LP ,
4.00%, 7/15/2029(b) 215,000 223,509
3.40%, 1/15/2030 250,000 248,400

14 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
UDR, Inc. ,
3.00%, 8/15/2031(b) 250,000 270,310
Ventas Realty LP ,
3.13%, 6/15/2023 500,000 523,125
4.00%, 3/1/2028 250,000 272,130
3.00%, 1/15/2030 100,000 101,897
Welltower, Inc. ,
4.25%, 4/1/2026 500,000 572,639
3.10%, 1/15/2030 100,000 106,004
2.75%, 1/15/2031 500,000 513,432
Weyerhaeuser Co. ,
7.38%, 3/15/2032 500,000 728,453
WP Carey, Inc. ,
3.85%, 7/15/2029(b) 120,000 129,643
22,036,012
Food & Staples Retailing 0.4%
Costco Wholesale Corp. ,
1.60%, 4/20/2030 500,000 509,331
Kroger Co. (The) ,
4.00%, 2/1/2024 500,000 550,896
7.50%, 4/1/2031 257,000 369,337
5.40%, 7/15/2040 200,000 257,619
5.40%, 1/15/2049 50,000 68,871
3.95%, 1/15/2050 100,000 116,460
Sysco Corp. ,
3.75%, 10/1/2025 145,000 159,476
3.30%, 7/15/2026 255,000 278,687
2.40%, 2/15/2030(b) 300,000 302,407
5.95%, 4/1/2030 500,000 630,974
4.85%, 10/1/2045 150,000 169,286
Walgreens Boots Alliance,
Inc. ,
3.45%, 6/1/2026(b) 55,000 60,082
3.20%, 4/15/2030(b) 500,000 523,705
4.50%, 11/18/2034 400,000 456,032
4.80%, 11/18/2044 150,000 163,846
Walmart, Inc. ,
2.55%, 4/11/2023 750,000 787,470
3.30%, 4/22/2024 725,000 789,976
2.65%, 12/15/2024 500,000 540,800
3.05%, 7/8/2026 500,000 562,828
3.70%, 6/26/2028 200,000 236,364
7.55%, 2/15/2030 118,000 183,200
3.63%, 12/15/2047 500,000 614,063
4.05%, 6/29/2048 500,000 650,831
2.95%, 9/24/2049 250,000 280,842
9,263,383
Food Products 0.3%
Archer-Daniels-Midland Co. ,
4.02%, 4/16/2043 172,000 216,558
Campbell Soup Co. ,
4.15%, 3/15/2028 500,000 581,494
Conagra Brands, Inc. ,
7.00%, 10/1/2028 221,000 295,762
5.30%, 11/1/2038 250,000 320,474
General Mills, Inc. ,
3.15%, 12/15/2021 750,000 769,804
4.20%, 4/17/2028 500,000 589,984
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
General Mills, Inc.,
4.15%, 2/15/2043 100,000 122,665
Hershey Co. (The) ,
2.45%, 11/15/2029 250,000 271,048
J M Smucker Co. (The) ,
3.50%, 10/15/2021 200,000 206,165
4.25%, 3/15/2035 400,000 482,115
Kellogg Co. ,
3.25%, 4/1/2026(b) 125,000 139,360
4.50%, 4/1/2046 250,000 311,837
Mead Johnson Nutrition Co. ,
4.60%, 6/1/2044 250,000 334,403
Mondelez International, Inc. ,
1.50%, 5/4/2025 60,000 61,586
3.63%, 2/13/2026 300,000 340,018
2.75%, 4/13/2030 200,000 217,654
1.50%, 2/4/2031 70,000 68,198
2.63%, 9/4/2050 40,000 38,536
Tyson Foods, Inc. ,
4.50%, 6/15/2022 200,000 211,782
3.95%, 8/15/2024(b) 500,000 556,551
3.55%, 6/2/2027 500,000 564,602
4.55%, 6/2/2047 100,000 125,728
5.10%, 9/28/2048 250,000 343,896
Unilever Capital Corp. ,
2.00%, 7/28/2026 500,000 534,395
1.38%, 9/14/2030 165,000 166,041
5.90%, 11/15/2032 206,000 302,887
8,173,543
Gas Utilities 0.1%
Atmos Energy Corp. ,
3.00%, 6/15/2027(b) 500,000 556,274
3.38%, 9/15/2049 160,000 180,988
Dominion Energy Gas
Holdings LLC ,
Series A, 2.50%, 11/15/2024 100,000 106,276
Series B, 3.00%,
11/15/2029 200,000 220,168
Series C, 3.90%,
11/15/2049 100,000 115,576
National Fuel Gas Co. ,
3.75%, 3/1/2023 250,000 259,419
ONE Gas, Inc. ,
4.66%, 2/1/2044 250,000 312,514
Washington Gas Light Co. ,
3.65%, 9/15/2049 100,000 113,575
1,864,790
Health Care Equipment & Supplies 0.4%
Abbott Laboratories ,
2.55%, 3/15/2022 215,000 221,969
3.88%, 9/15/2025 90,000 102,741
3.75%, 11/30/2026(b) 498,000 577,723
1.15%, 1/30/2028 90,000 90,714
1.40%, 6/30/2030 95,000 95,375
5.30%, 5/27/2040 500,000 730,215
4.90%, 11/30/2046 250,000 351,713
Baxter International, Inc. ,
2.60%, 8/15/2026 460,000 502,766

NVIT Bond Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
Becton Dickinson and Co. ,
3.13%, 11/8/2021 350,000 359,848
3.30%, 3/1/2023 100,000 105,107
3.73%, 12/15/2024 570,000 630,016
3.70%, 6/6/2027 326,000 369,456
4.67%, 6/6/2047 200,000 246,449
3.79%, 5/20/2050 200,000 223,183
Boston Scientific Corp. ,
3.85%, 5/15/2025 255,000 289,208
4.00%, 3/1/2029 500,000 581,332
4.70%, 3/1/2049 150,000 197,716
Danaher Corp. ,
3.35%, 9/15/2025(b) 250,000 277,649
DH Europe Finance II Sarl ,
2.60%, 11/15/2029 100,000 108,354
3.25%, 11/15/2039 100,000 110,807
3.40%, 11/15/2049(b) 140,000 158,809
Koninklijke Philips NV ,
5.00%, 3/15/2042 250,000 326,704
Medtronic, Inc. ,
3.15%, 3/15/2022 400,000 415,972
3.63%, 3/15/2024 275,000 301,363
4.38%, 3/15/2035 350,000 468,875
4.63%, 3/15/2045 300,000 412,132
Stryker Corp. ,
3.38%, 11/1/2025 160,000 178,359
3.50%, 3/15/2026(b) 70,000 78,971
4.63%, 3/15/2046 400,000 520,373
Zimmer Biomet Holdings, Inc. ,
3.38%, 11/30/2021 200,000 205,278
4.45%, 8/15/2045 150,000 166,453
9,405,630
Health Care Providers & Services 1.1%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 57,000 72,601
Series 2020, 3.01%,
6/15/2050 66,000 69,748
Aetna, Inc. ,
2.80%, 6/15/2023 500,000 526,869
3.50%, 11/15/2024 500,000 547,813
6.63%, 6/15/2036 250,000 355,015
Allina Health System ,
Series 2019, 3.89%,
4/15/2049 50,000 60,226
AmerisourceBergen Corp. ,
4.30%, 12/15/2047 200,000 232,242
Anthem, Inc. ,
2.38%, 1/15/2025 160,000 169,969
4.10%, 3/1/2028 750,000 871,728
2.25%, 5/15/2030 200,000 205,257
4.63%, 5/15/2042 250,000 312,828
5.10%, 1/15/2044 300,000 398,698
4.65%, 8/15/2044 250,000 313,021
3.13%, 5/15/2050 215,000 216,845
Ascension Health ,
Series B, 3.11%, 11/15/2039 34,000 36,429
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Banner Health ,
Series 2020, 3.18%,
1/1/2050 39,000 42,365
Cardinal Health, Inc. ,
3.75%, 9/15/2025 340,000 380,369
3.41%, 6/15/2027(b) 500,000 556,389
4.37%, 6/15/2047 200,000 216,350
Cigna Corp. ,
3.90%, 2/15/2022 150,000 156,924
3.00%, 7/15/2023 500,000 529,823
3.50%, 6/15/2024 500,000 545,230
3.25%, 4/15/2025 250,000 274,773
3.05%, 10/15/2027(b) 400,000 444,456
4.38%, 10/15/2028 300,000 356,296
4.80%, 7/15/2046 250,000 313,773
4.90%, 12/15/2048 600,000 780,573
CommonSpirit Health ,
3.82%, 10/1/2049 108,000 117,887
4.19%, 10/1/2049 37,000 39,281
CVS Health Corp. ,
3.70%, 3/9/2023 324,000 347,054
3.38%, 8/12/2024 500,000 543,922
4.10%, 3/25/2025 121,000 136,711
3.63%, 4/1/2027 55,000 61,766
1.30%, 8/21/2027 265,000 260,867
4.30%, 3/25/2028 500,000 584,910
3.75%, 4/1/2030 405,000 462,775
1.75%, 8/21/2030 360,000 352,429
4.88%, 7/20/2035 500,000 635,120
4.78%, 3/25/2038 400,000 484,077
4.13%, 4/1/2040 200,000 227,403
2.70%, 8/21/2040 125,000 119,562
5.13%, 7/20/2045 500,000 629,411
5.05%, 3/25/2048 1,000,000 1,271,708
4.25%, 4/1/2050 85,000 99,684
Duke University Health
System, Inc. ,
Series 2017, 3.92%,
6/1/2047 345,000 432,551
Hackensack Meridian Health,
Inc. ,
Series 2020, 2.88%,
9/1/2050 117,000 114,612
HCA, Inc. ,
5.00%, 3/15/2024 1,000,000 1,120,597
4.13%, 6/15/2029 250,000 282,476
5.13%, 6/15/2039 30,000 36,349
5.50%, 6/15/2047 350,000 436,401
5.25%, 6/15/2049 200,000 243,169
Humana, Inc. ,
3.15%, 12/1/2022 1,000,000 1,049,989
3.95%, 8/15/2049 150,000 177,449
Johns Hopkins Health System
Corp. (The) ,
3.84%, 5/15/2046 20,000 24,489
Kaiser Foundation Hospitals ,
4.88%, 4/1/2042 250,000 338,313
Series 2019, 3.27%,
11/1/2049 122,000 135,956

16 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Laboratory Corp. of America
Holdings ,
3.75%, 8/23/2022 350,000 367,971
2.95%, 12/1/2029(b) 250,000 274,832
McKesson Corp. ,
3.95%, 2/16/2028(b) 250,000 291,309
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 57,000 60,261
Mount Sinai Hospitals Group,
Inc. ,
Series 2017, 3.98%,
7/1/2048 33,000 37,593
New York and Presbyterian
Hospital (The) ,
2.61%, 8/1/2060 250,000 241,648
Northwell Healthcare, Inc. ,
4.26%, 11/1/2047 35,000 40,095
Partners Healthcare System,
Inc. ,
Series 2017, 3.77%,
7/1/2048 43,000 51,056
Series 2020, 3.19%,
7/1/2049 100,000 107,843
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 38,000 45,095
Quest Diagnostics, Inc. ,
3.50%, 3/30/2025 370,000 409,866
4.20%, 6/30/2029 100,000 119,014
2.95%, 6/30/2030 75,000 81,866
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 30,000 36,648
Sutter Health ,
Series 2018, 3.70%,
8/15/2028 40,000 44,963
Series 2018, 4.09%,
8/15/2048 50,000 59,111
Trinity Health Corp. ,
Series 2019, 3.43%,
12/1/2048 62,000 65,205
UnitedHealth Group, Inc. ,
1.25%, 1/15/2026 40,000 40,945
3.38%, 4/15/2027 500,000 569,760
2.95%, 10/15/2027(b) 500,000 556,944
3.88%, 12/15/2028 500,000 593,406
2.00%, 5/15/2030 60,000 62,692
4.63%, 7/15/2035 105,000 137,936
5.80%, 3/15/2036 708,000 1,022,854
2.75%, 5/15/2040 50,000 52,507
3.95%, 10/15/2042 250,000 302,855
4.75%, 7/15/2045 250,000 337,269
3.70%, 8/15/2049(b) 500,000 596,795
2.90%, 5/15/2050 40,000 41,686
3.13%, 5/15/2060 100,000 107,008
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Willis-Knighton Medical
Center ,
Series 2018, 4.81%,
9/1/2048 41,000 51,112
26,561,673
Hotels, Restaurants & Leisure 0.3%
Las Vegas Sands Corp. ,
3.20%, 8/8/2024 50,000 50,647
3.50%, 8/18/2026 55,000 55,721
3.90%, 8/8/2029 40,000 40,012
Marriott International, Inc. ,
Series EE, 5.75%, 5/1/2025 300,000 334,497
McDonald's Corp. ,
3.30%, 7/1/2025(b) 30,000 33,351
3.70%, 1/30/2026 250,000 284,660
3.50%, 7/1/2027 500,000 569,054
3.80%, 4/1/2028 500,000 581,439
2.63%, 9/1/2029 250,000 271,154
3.60%, 7/1/2030 350,000 406,200
4.70%, 12/9/2035 400,000 511,058
4.88%, 7/15/2040 250,000 326,167
4.88%, 12/9/2045 250,000 323,919
3.63%, 9/1/2049 200,000 223,401
4.20%, 4/1/2050 200,000 242,863
Sands China Ltd. ,
4.60%, 8/8/2023 500,000 533,055
5.40%, 8/8/2028 200,000 222,484
Starbucks Corp. ,
1.30%, 5/7/2022 40,000 40,518
3.50%, 3/1/2028 750,000 853,140
2.55%, 11/15/2030 200,000 211,518
4.45%, 8/15/2049 250,000 303,098
3.50%, 11/15/2050 200,000 211,141
6,629,097
Household Durables 0.0%
†
DR Horton, Inc. ,
2.50%, 10/15/2024(b) 215,000 227,561
Whirlpool Corp. ,
3.70%, 5/1/2025 500,000 560,193
787,754
Household Products 0.2%
Clorox Co. (The) ,
3.80%, 11/15/2021 500,000 519,132
Colgate-Palmolive Co. ,
2.45%, 11/15/2021 150,000 153,471
Kimberly-Clark Corp. ,
2.40%, 6/1/2023 500,000 526,873
2.65%, 3/1/2025(b) 105,000 113,503
6.63%, 8/1/2037 130,000 206,473
3.20%, 7/30/2046(b) 165,000 190,010
2.88%, 2/7/2050 100,000 110,861
Procter & Gamble Co. (The) ,
2.15%, 8/11/2022 1,000,000 1,035,376
2.85%, 8/11/2027 250,000 282,378
3.50%, 10/25/2047 250,000 312,006

NVIT Bond Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Household Products
Procter & Gamble Co. (The),
3.60%, 3/25/2050 300,000 380,099
3,830,182
Independent Power and Renewable Electricity Producers
0.0%
†
Oglethorpe Power Corp. ,
5.25%, 9/1/2050 200,000 240,977
Southern Power Co. ,
Series E, 2.50%,
12/15/2021 500,000 511,764
752,741
Industrial Conglomerates 0.3%
3M Co. ,
2.00%, 2/14/2025(b) 200,000 212,184
3.00%, 8/7/2025 400,000 445,210
2.38%, 8/26/2029 200,000 216,452
3.05%, 4/15/2030(b) 300,000 343,159
5.70%, 3/15/2037 415,000 599,933
3.25%, 8/26/2049 90,000 101,389
General Electric Co. ,
2.70%, 10/9/2022 250,000 258,845
3.10%, 1/9/2023 144,000 151,105
3.38%, 3/11/2024 500,000 536,628
3.45%, 5/15/2024 144,000 154,502
3.63%, 5/1/2030 400,000 414,818
6.75%, 3/15/2032 323,000 406,030
6.15%, 8/7/2037 201,000 241,264
5.88%, 1/14/2038 144,000 167,835
6.88%, 1/10/2039 200,000 255,852
4.25%, 5/1/2040 400,000 406,926
4.13%, 10/9/2042 48,000 48,570
4.35%, 5/1/2050 300,000 305,238
Honeywell International, Inc. ,
1.35%, 6/1/2025(b) 40,000 41,220
2.50%, 11/1/2026 500,000 549,755
2.70%, 8/15/2029 500,000 552,830
2.80%, 6/1/2050 90,000 95,768
Roper Technologies, Inc. ,
2.35%, 9/15/2024 50,000 52,875
1.00%, 9/15/2025 60,000 60,151
2.95%, 9/15/2029 90,000 99,003
1.75%, 2/15/2031 245,000 244,388
Trane Technologies
Luxembourg Finance SA ,
4.50%, 3/21/2049 250,000 315,044
7,276,974
Insurance 0.7%
Aflac, Inc. ,
3.60%, 4/1/2030(b) 500,000 585,387
Alleghany Corp. ,
4.95%, 6/27/2022 400,000 425,183
Allstate Corp. (The) ,
4.50%, 6/15/2043 250,000 317,478
(ICE LIBOR USD 3
Month + 2.12%), 6.50%,
5/15/2057(d) 195,000 255,906
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
American International Group,
Inc. ,
3.90%, 4/1/2026 475,000 541,518
4.25%, 3/15/2029(b) 500,000 586,599
3.88%, 1/15/2035 250,000 287,331
4.80%, 7/10/2045 150,000 183,198
4.38%, 6/30/2050 200,000 233,518
4.38%, 1/15/2055 250,000 286,127
Aon Corp. ,
2.80%, 5/15/2030(b) 400,000 431,853
Aon plc ,
3.88%, 12/15/2025 195,000 222,723
4.60%, 6/14/2044 250,000 316,614
Arch Capital Finance LLC ,
5.03%, 12/15/2046 250,000 314,489
Berkshire Hathaway Finance
Corp. ,
4.30%, 5/15/2043 250,000 319,936
4.25%, 1/15/2049 300,000 390,399
Brighthouse Financial, Inc. ,
3.70%, 6/22/2027(b) 500,000 519,143
Chubb Corp. (The) ,
6.00%, 5/11/2037 165,000 245,562
Chubb INA Holdings, Inc. ,
2.70%, 3/13/2023 500,000 526,036
3.35%, 5/3/2026 90,000 101,964
4.35%, 11/3/2045 250,000 326,923
Globe Life, Inc. ,
2.15%, 8/15/2030 250,000 251,300
Hanover Insurance Group,
Inc. (The) ,
2.50%, 9/1/2030 100,000 102,611
Hartford Financial Services
Group, Inc. (The) ,
6.10%, 10/1/2041 309,000 438,652
Lincoln National Corp. ,
3.05%, 1/15/2030(b) 500,000 539,316
Loews Corp. ,
3.20%, 5/15/2030 85,000 94,952
4.13%, 5/15/2043(b) 400,000 463,018
Manulife Financial Corp. ,
(USD ICE Swap Rate 5
Year + 1.65%), 4.06%,
2/24/2032(d) 500,000 540,994
Markel Corp. ,
3.35%, 9/17/2029 475,000 524,127
Marsh & McLennan Cos., Inc. ,
2.25%, 11/15/2030 145,000 151,674
4.20%, 3/1/2048 500,000 630,323
MetLife, Inc. ,
3.60%, 11/13/2025 500,000 567,501
5.70%, 6/15/2035 159,000 232,965
6.40%, 12/15/2036 500,000 621,418
4.88%, 11/13/2043 250,000 334,722
4.60%, 5/13/2046(b) 165,000 215,825
Nationwide Financial Services,
Inc. ,
6.75%, 5/15/2037(g) 105,000 123,542
Principal Financial Group, Inc. ,
3.40%, 5/15/2025 500,000 554,855

18 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Principal Financial Group, Inc.,
4.30%, 11/15/2046 200,000 240,018
Progressive Corp. (The) ,
6.25%, 12/1/2032 162,000 241,240
3.70%, 1/26/2045 250,000 297,531
Prudential Financial, Inc. ,
(ICE LIBOR USD 3
Month + 3.92%), 5.63%,
6/15/2043(d) 250,000 265,512
4.60%, 5/15/2044 250,000 305,812
3.91%, 12/7/2047 186,000 206,473
3.94%, 12/7/2049 605,000 684,501
Travelers Cos., Inc. (The) ,
5.35%, 11/1/2040 250,000 347,859
4.10%, 3/4/2049 200,000 249,688
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 192,000 282,309
Unum Group ,
4.00%, 6/15/2029 250,000 274,085
Willis North America, Inc. ,
4.50%, 9/15/2028 400,000 476,609
2.95%, 9/15/2029 65,000 70,245
XLIT Ltd. ,
4.45%, 3/31/2025(b) 500,000 565,368
18,312,932
Interactive Media & Services 0.1%
Alphabet, Inc. ,
3.38%, 2/25/2024 750,000 825,178
0.45%, 8/15/2025 45,000 44,728
2.00%, 8/15/2026 500,000 535,995
0.80%, 8/15/2027 90,000 89,261
1.10%, 8/15/2030(b) 165,000 163,367
1.90%, 8/15/2040 100,000 95,873
2.05%, 8/15/2050 200,000 185,859
Baidu, Inc. ,
3.88%, 9/29/2023 400,000 429,040
4.38%, 3/29/2028 200,000 228,906
2,598,207
Internet & Direct Marketing Retail 0.3%
Alibaba Group Holding Ltd. ,
3.13%, 11/28/2021 275,000 282,199
4.50%, 11/28/2034 500,000 626,889
4.20%, 12/6/2047 500,000 634,494
Amazon.com, Inc. ,
3.30%, 12/5/2021 500,000 515,609
2.80%, 8/22/2024 250,000 270,541
3.15%, 8/22/2027 250,000 284,912
1.50%, 6/3/2030 500,000 510,470
4.80%, 12/5/2034 500,000 688,949
3.88%, 8/22/2037 350,000 435,213
4.05%, 8/22/2047 500,000 646,251
4.25%, 8/22/2057 250,000 340,393
Booking Holdings, Inc. ,
4.63%, 4/13/2030 200,000 239,022
eBay, Inc. ,
3.80%, 3/9/2022 285,000 298,045
3.60%, 6/5/2027 500,000 563,996
Corporate Bonds
Principal
Amount ($) Value ($)
Internet & Direct Marketing Retail
Expedia Group, Inc. ,
3.80%, 2/15/2028 200,000 201,298
3.25%, 2/15/2030 165,000 158,584
6,696,865
IT Services 0.5%
Automatic Data Processing,
Inc. ,
1.25%, 9/1/2030 400,000 394,039
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026 215,000 239,675
Fidelity National Information
Services, Inc. ,
3.50%, 4/15/2023 150,000 159,716
3.00%, 8/15/2026 750,000 832,416
Fiserv, Inc. ,
2.75%, 7/1/2024 350,000 374,158
2.25%, 6/1/2027 400,000 422,243
3.50%, 7/1/2029 300,000 341,440
2.65%, 6/1/2030 215,000 231,199
4.40%, 7/1/2049 350,000 436,617
Global Payments, Inc. ,
2.65%, 2/15/2025 250,000 265,265
4.45%, 6/1/2028 300,000 351,076
3.20%, 8/15/2029 150,000 163,622
International Business
Machines Corp. ,
2.85%, 5/13/2022 1,000,000 1,041,082
1.70%, 5/15/2027 255,000 263,333
3.50%, 5/15/2029 400,000 461,857
1.95%, 5/15/2030 400,000 411,752
5.88%, 11/29/2032 433,000 627,518
4.00%, 6/20/2042 500,000 598,518
4.25%, 5/15/2049 500,000 622,803
2.95%, 5/15/2050 100,000 103,681
Mastercard, Inc. ,
2.00%, 3/3/2025(b) 300,000 319,346
3.30%, 3/26/2027 60,000 68,590
2.95%, 6/1/2029 200,000 225,760
3.35%, 3/26/2030 370,000 432,677
3.80%, 11/21/2046 250,000 305,953
PayPal Holdings, Inc. ,
1.35%, 6/1/2023 70,000 71,496
2.40%, 10/1/2024 85,000 90,046
1.65%, 6/1/2025 95,000 98,373
2.85%, 10/1/2029 170,000 186,904
2.30%, 6/1/2030 100,000 105,509
3.25%, 6/1/2050 120,000 132,397
Visa, Inc. ,
2.80%, 12/14/2022 250,000 262,723
3.15%, 12/14/2025 135,000 151,011
1.10%, 2/15/2031(b) 300,000 293,520
4.30%, 12/14/2045 750,000 994,069
2.00%, 8/15/2050 200,000 184,408
Western Union Co. (The) ,
6.20%, 11/17/2036(b) 150,000 180,509
12,445,301

NVIT Bond Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Leisure Products 0.0%
†
Hasbro, Inc. ,
2.60%, 11/19/2022 45,000 46,701
3.00%, 11/19/2024 100,000 105,937
3.55%, 11/19/2026(b) 100,000 106,268
3.90%, 11/19/2029 100,000 104,923
5.10%, 5/15/2044 100,000 103,989
467,818
Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc. ,
3.88%, 7/15/2023 250,000 270,685
2.75%, 9/15/2029 165,000 177,963
PerkinElmer, Inc. ,
3.30%, 9/15/2029 100,000 110,977
Thermo Fisher Scientific, Inc. ,
4.15%, 2/1/2024 500,000 551,418
2.60%, 10/1/2029 325,000 354,055
5.30%, 2/1/2044 100,000 138,916
1,604,014
Machinery 0.2%
Caterpillar, Inc. ,
2.60%, 6/26/2022 350,000 361,588
2.60%, 9/19/2029 70,000 77,016
6.05%, 8/15/2036 177,000 259,842
3.25%, 9/19/2049 330,000 367,488
Deere & Co. ,
8.10%, 5/15/2030(b) 500,000 765,016
3.90%, 6/9/2042 250,000 318,626
Dover Corp. ,
2.95%, 11/4/2029 45,000 49,180
5.38%, 3/1/2041 100,000 128,578
Flowserve Corp. ,
3.50%, 9/15/2022 100,000 104,331
Fortive Corp. ,
4.30%, 6/15/2046(b) 250,000 294,719
IDEX Corp. ,
4.20%, 12/15/2021(b) 300,000 310,594
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 200,000 270,921
Otis Worldwide Corp. ,
3.11%, 2/15/2040 300,000 321,076
Parker-Hannifin Corp. ,
4.20%, 11/21/2034 500,000 610,273
Stanley Black & Decker, Inc. ,
2.90%, 11/1/2022 500,000 524,903
4.25%, 11/15/2028 250,000 303,624
2.30%, 3/15/2030(b) 500,000 535,097
Westinghouse Air Brake
Technologies Corp. ,
4.95%, 9/15/2028(f) 250,000 291,827
5,894,699
Media 0.8%
Charter Communications
Operating LLC ,
4.46%, 7/23/2022 1,000,000 1,058,671
4.91%, 7/23/2025 410,000 473,906
5.05%, 3/30/2029 250,000 299,476
6.38%, 10/23/2035 500,000 681,728
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Charter Communications
Operating LLC,
6.48%, 10/23/2045 250,000 333,253
5.38%, 5/1/2047 250,000 296,273
5.75%, 4/1/2048 500,000 618,337
4.80%, 3/1/2050 400,000 457,178
Comcast Cable
Communications Holdings,
Inc. ,
9.46%, 11/15/2022 118,000 140,482
Comcast Corp. ,
3.60%, 3/1/2024 500,000 549,967
3.10%, 4/1/2025 55,000 60,585
3.15%, 2/15/2028 500,000 561,997
4.15%, 10/15/2028 700,000 844,638
3.40%, 4/1/2030 365,000 421,032
1.95%, 1/15/2031 200,000 205,354
1.50%, 2/15/2031 295,000 290,297
4.25%, 1/15/2033 250,000 310,835
7.05%, 3/15/2033 295,000 450,401
4.40%, 8/15/2035 500,000 632,353
6.50%, 11/15/2035 100,000 151,629
3.90%, 3/1/2038 250,000 295,996
3.40%, 7/15/2046 250,000 275,966
3.97%, 11/1/2047 743,000 880,080
4.70%, 10/15/2048 1,000,000 1,323,355
4.00%, 11/1/2049 863,000 1,043,929
2.80%, 1/15/2051 160,000 160,330
2.45%, 8/15/2052 300,000 280,457
2.65%, 8/15/2062(b) 200,000 190,031
Discovery Communications
LLC ,
3.45%, 3/15/2025 270,000 295,532
4.90%, 3/11/2026 115,000 134,342
3.95%, 3/20/2028 500,000 568,502
3.63%, 5/15/2030 200,000 222,289
5.00%, 9/20/2037 125,000 148,770
4.00%, 9/15/2055(c) 387,000 390,622
Fox Corp. ,
5.58%, 1/25/2049 500,000 690,903
Grupo Televisa SAB ,
6.63%, 1/15/2040 250,000 329,429
5.00%, 5/13/2045 250,000 282,251
Omnicom Group, Inc. ,
3.63%, 5/1/2022 50,000 52,363
Time Warner Cable LLC ,
6.75%, 6/15/2039 900,000 1,227,626
5.88%, 11/15/2040 250,000 311,023
ViacomCBS, Inc. ,
3.88%, 4/1/2024 500,000 544,874
4.75%, 5/15/2025 300,000 344,181
5.50%, 5/15/2033 118,000 143,335
4.85%, 7/1/2042 100,000 112,106
4.38%, 3/15/2043 459,000 486,484
5.85%, 9/1/2043 200,000 250,584
4.60%, 1/15/2045 250,000 274,144
WPP Finance 2010 ,
3.75%, 9/19/2024 550,000 603,655
20,701,551

20 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining 0.2%
Barrick Gold Corp. ,
5.25%, 4/1/2042 150,000 205,275
Barrick North America Finance
LLC ,
5.75%, 5/1/2043 250,000 363,364
BHP Billiton Finance USA Ltd. ,
6.42%, 3/1/2026 80,000 101,696
5.00%, 9/30/2043 500,000 701,518
Newmont Corp. ,
5.88%, 4/1/2035 236,000 337,832
4.88%, 3/15/2042 150,000 202,557
Nucor Corp. ,
4.00%, 8/1/2023(b) 500,000 543,510
Reliance Steel & Aluminum
Co. ,
4.50%, 4/15/2023 250,000 270,581
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 206,000 294,568
Rio Tinto Finance USA plc ,
4.13%, 8/21/2042 250,000 321,326
Southern Copper Corp. ,
3.88%, 4/23/2025 750,000 828,228
6.75%, 4/16/2040(b) 250,000 358,780
5.88%, 4/23/2045(b) 230,000 311,527
Teck Resources Ltd. ,
6.25%, 7/15/2041 250,000 288,962
Vale Overseas Ltd. ,
6.88%, 11/10/2039 250,000 328,862
5,458,586
Multiline Retail 0.1%
Dollar General Corp. ,
3.25%, 4/15/2023 250,000 265,271
3.50%, 4/3/2030 500,000 568,705
Target Corp. ,
2.25%, 4/15/2025 280,000 298,934
2.50%, 4/15/2026(b) 750,000 819,179
2.35%, 2/15/2030 105,000 113,925
2.65%, 9/15/2030 450,000 503,326
4.00%, 7/1/2042(b) 350,000 457,821
3,027,161
Multi-Utilities 0.4%
Ameren Corp. ,
2.50%, 9/15/2024 310,000 328,296
Ameren Illinois Co. ,
2.70%, 9/1/2022(b) 450,000 466,123
Berkshire Hathaway Energy
Co. ,
5.15%, 11/15/2043 500,000 685,572
Black Hills Corp. ,
3.05%, 10/15/2029 210,000 228,523
3.88%, 10/15/2049 100,000 111,014
CMS Energy Corp. ,
4.70%, 3/31/2043 300,000 374,064
Consolidated Edison Co. of
New York, Inc. ,
3.95%, 3/1/2043 500,000 579,921
4.50%, 12/1/2045 500,000 625,580
3.70%, 11/15/2059 300,000 343,408
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Consumers Energy Co. ,
3.10%, 8/15/2050 45,000 48,992
2.50%, 5/1/2060 265,000 248,358
Delmarva Power & Light Co. ,
3.50%, 11/15/2023(b) 250,000 271,346
Dominion Energy, Inc. ,
Series E, 6.30%, 3/15/2033 10,000 13,962
Series B, 5.95%, 6/15/2035 251,000 341,447
Series C, 4.90%, 8/1/2041 700,000 897,758
DTE Energy Co. ,
Series F, 1.05%, 6/1/2025 170,000 170,241
2.95%, 3/1/2030(b) 250,000 268,893
NiSource, Inc. ,
0.95%, 8/15/2025 160,000 159,800
1.70%, 2/15/2031 85,000 83,441
5.95%, 6/15/2041 300,000 419,906
4.80%, 2/15/2044 250,000 312,485
Puget Energy, Inc. ,
3.65%, 5/15/2025 250,000 268,358
Puget Sound Energy, Inc. ,
5.64%, 4/15/2041 400,000 561,812
San Diego Gas & Electric Co. ,
Series VVV, 1.70%,
10/1/2030 100,000 99,187
4.15%, 5/15/2048 500,000 607,355
Sempra Energy ,
4.05%, 12/1/2023 150,000 164,141
6.00%, 10/15/2039 220,000 302,936
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 250,000 247,368
4.40%, 6/1/2043 250,000 296,753
WEC Energy Group, Inc. ,
3.55%, 6/15/2025 500,000 561,025
10,088,065
Oil, Gas & Consumable Fuels 2.1%
BP Capital Markets America,
Inc. ,
3.41%, 2/11/2026 500,000 558,070
1.75%, 8/10/2030(b) 90,000 89,251
3.00%, 2/24/2050 500,000 475,521
2.77%, 11/10/2050 300,000 274,313
BP Capital Markets plc ,
3.56%, 11/1/2021 250,000 258,613
3.06%, 3/17/2022 420,000 436,255
3.54%, 11/4/2024 250,000 276,017
3.72%, 11/28/2028 500,000 575,810
Canadian Natural Resources
Ltd. ,
3.90%, 2/1/2025 500,000 541,973
6.25%, 3/15/2038 340,000 403,214
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027 250,000 278,351
3.70%, 11/15/2029(c) 65,000 67,519
Chevron Corp. ,
1.14%, 5/11/2023 55,000 56,060
1.55%, 5/11/2025 200,000 207,203

NVIT Bond Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Chevron Corp.,
2.95%, 5/16/2026 500,000 557,030
2.00%, 5/11/2027 120,000 126,857
2.24%, 5/11/2030 160,000 169,667
2.98%, 5/11/2040 40,000 43,102
3.08%, 5/11/2050 25,000 26,721
Chevron USA, Inc. ,
0.69%, 8/12/2025 140,000 139,425
1.02%, 8/12/2027 120,000 119,728
2.34%, 8/12/2050 200,000 186,552
CNOOC Finance 2013 Ltd. ,
3.00%, 5/9/2023 750,000 785,977
3.30%, 9/30/2049 200,000 214,302
CNOOC Finance 2015 USA
LLC ,
3.50%, 5/5/2025(b) 500,000 548,765
CNOOC Petroleum North
America ULC ,
5.88%, 3/10/2035 133,000 190,091
6.40%, 5/15/2037 200,000 295,969
Concho Resources, Inc. ,
3.75%, 10/1/2027 500,000 539,013
ConocoPhillips ,
5.90%, 10/15/2032 177,000 241,745
6.50%, 2/1/2039 400,000 584,241
ConocoPhillips Co. ,
6.95%, 4/15/2029 250,000 346,713
4.30%, 11/15/2044 155,000 185,662
Devon Energy Corp. ,
4.75%, 5/15/2042 500,000 463,690
Diamondback Energy, Inc. ,
4.75%, 5/31/2025(b) 300,000 323,558
Ecopetrol SA ,
6.88%, 4/29/2030 400,000 479,000
5.88%, 5/28/2045 400,000 436,000
Enable Midstream Partners
LP ,
5.00%, 5/15/2044(f) 350,000 293,046
Enbridge Energy Partners LP ,
5.88%, 10/15/2025 250,000 299,301
Enbridge, Inc. ,
3.70%, 7/15/2027(b) 500,000 555,989
3.13%, 11/15/2029 150,000 159,379
4.00%, 11/15/2049 250,000 262,751
Energy Transfer Operating LP ,
5.20%, 2/1/2022 500,000 517,721
3.60%, 2/1/2023 500,000 513,878
4.90%, 2/1/2024 250,000 266,512
4.75%, 1/15/2026 250,000 266,389
3.75%, 5/15/2030 60,000 58,072
6.05%, 6/1/2041 75,000 75,191
5.30%, 4/15/2047 500,000 463,546
6.25%, 4/15/2049 500,000 514,521
5.00%, 5/15/2050 295,000 270,801
Energy Transfer Partners LP ,
5.88%, 3/1/2022 500,000 521,863
Enterprise Products Operating
LLC ,
3.50%, 2/1/2022 500,000 519,395
4.05%, 2/15/2022 250,000 262,104
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Enterprise Products Operating
LLC,
3.90%, 2/15/2024 750,000 817,991
2.80%, 1/31/2030(b) 120,000 127,039
6.13%, 10/15/2039 285,000 363,900
6.45%, 9/1/2040 250,000 329,493
4.45%, 2/15/2043 500,000 538,770
4.85%, 3/15/2044 200,000 227,115
4.25%, 2/15/2048 250,000 265,067
3.70%, 1/31/2051 350,000 344,716
3.20%, 2/15/2052 300,000 271,198
Equinor ASA ,
3.70%, 3/1/2024 500,000 552,178
3.25%, 11/10/2024 500,000 549,974
3.95%, 5/15/2043 300,000 349,165
3.25%, 11/18/2049 100,000 106,368
3.70%, 4/6/2050 500,000 572,221
Exxon Mobil Corp. ,
1.57%, 4/15/2023 300,000 308,551
3.18%, 3/15/2024(b) 500,000 540,812
2.02%, 8/16/2024(b) 100,000 105,159
2.71%, 3/6/2025 500,000 540,305
2.99%, 3/19/2025 300,000 328,550
3.04%, 3/1/2026 235,000 259,288
2.28%, 8/16/2026 100,000 107,286
3.29%, 3/19/2027(b) 200,000 225,525
2.44%, 8/16/2029(b) 100,000 107,314
3.48%, 3/19/2030 250,000 288,398
2.61%, 10/15/2030 250,000 269,655
4.23%, 3/19/2040 200,000 244,623
4.11%, 3/1/2046 250,000 296,240
3.10%, 8/16/2049 250,000 255,034
4.33%, 3/19/2050 326,000 405,175
3.45%, 4/15/2051 374,000 409,857
Hess Corp. ,
4.30%, 4/1/2027 500,000 521,626
7.30%, 8/15/2031 164,000 200,437
5.60%, 2/15/2041 250,000 270,079
Husky Energy, Inc. ,
3.95%, 4/15/2022 600,000 620,037
Kinder Morgan Energy
Partners LP ,
4.25%, 9/1/2024 250,000 276,388
5.80%, 3/15/2035 206,000 247,462
6.38%, 3/1/2041 250,000 305,979
5.00%, 8/15/2042 350,000 388,435
Kinder Morgan, Inc. ,
4.30%, 6/1/2025 160,000 180,021
2.00%, 2/15/2031(b) 300,000 288,119
5.30%, 12/1/2034 350,000 412,288
5.55%, 6/1/2045 250,000 297,172
5.05%, 2/15/2046 250,000 283,187
3.25%, 8/1/2050 200,000 180,617
Magellan Midstream Partners
LP ,
4.25%, 9/15/2046 350,000 367,780
Marathon Oil Corp. ,
2.80%, 11/1/2022 250,000 256,072
3.85%, 6/1/2025 500,000 513,179
6.80%, 3/15/2032 118,000 126,398

22 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Marathon Petroleum Corp. ,
3.63%, 9/15/2024 250,000 267,726
6.50%, 3/1/2041 250,000 304,605
MPLX LP ,
4.50%, 7/15/2023 150,000 162,550
4.88%, 6/1/2025 250,000 283,374
1.75%, 3/1/2026 160,000 159,636
4.25%, 12/1/2027 750,000 842,736
4.00%, 3/15/2028 500,000 545,576
2.65%, 8/15/2030 190,000 186,170
4.50%, 4/15/2038 250,000 255,549
4.70%, 4/15/2048 250,000 252,826
Noble Energy, Inc. ,
3.85%, 1/15/2028 250,000 283,752
5.25%, 11/15/2043 150,000 198,499
4.95%, 8/15/2047 250,000 327,123
ONEOK Partners LP ,
4.90%, 3/15/2025 500,000 547,814
6.13%, 2/1/2041 100,000 105,426
ONEOK, Inc. ,
4.00%, 7/13/2027 500,000 520,318
4.35%, 3/15/2029 500,000 521,703
5.20%, 7/15/2048 250,000 240,575
Phillips 66 ,
4.65%, 11/15/2034 200,000 238,658
5.88%, 5/1/2042 382,000 502,388
Phillips 66 Partners LP ,
3.61%, 2/15/2025 500,000 530,941
Pioneer Natural Resources
Co. ,
1.90%, 8/15/2030 200,000 187,643
Plains All American Pipeline
LP ,
4.65%, 10/15/2025 500,000 537,116
5.15%, 6/1/2042 350,000 329,800
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 1,000,000 1,125,120
Suncor Energy, Inc. ,
3.60%, 12/1/2024 235,000 255,854
5.95%, 5/15/2035 271,000 334,780
6.50%, 6/15/2038 500,000 639,215
Sunoco Logistics Partners
Operations LP ,
3.45%, 1/15/2023 250,000 254,517
5.35%, 5/15/2045 500,000 464,076
Total Capital Canada Ltd. ,
2.75%, 7/15/2023(b) 750,000 796,941
Total Capital International SA ,
2.88%, 2/17/2022 500,000 516,851
2.83%, 1/10/2030(b) 500,000 552,485
TransCanada PipeLines Ltd. ,
4.88%, 1/15/2026 285,000 335,269
4.25%, 5/15/2028(b) 500,000 577,721
4.63%, 3/1/2034 250,000 294,988
5.85%, 3/15/2036 750,000 981,245
Valero Energy Corp. ,
4.00%, 4/1/2029(b) 250,000 274,359
7.50%, 4/15/2032 118,000 159,995
6.63%, 6/15/2037 200,000 251,230
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Williams Cos., Inc. (The) ,
4.00%, 9/15/2025 500,000 553,356
6.30%, 4/15/2040 150,000 185,190
5.80%, 11/15/2043 250,000 293,848
4.90%, 1/15/2045 350,000 373,615
50,717,839
Paper & Forest Products 0.0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031 250,000 403,903
Suzano Austria GmbH ,
5.00%, 1/15/2030 200,000 215,500
619,403
Personal Products 0.0%
†
Estee Lauder Cos., Inc. (The) ,
2.00%, 12/1/2024(b) 85,000 89,527
2.38%, 12/1/2029 35,000 37,622
3.13%, 12/1/2049 150,000 164,631
291,780
Pharmaceuticals 1.1%
AstraZeneca plc ,
3.38%, 11/16/2025 1,000,000 1,119,554
0.70%, 4/8/2026 200,000 196,112
1.38%, 8/6/2030 200,000 194,543
6.45%, 9/15/2037 200,000 302,582
4.00%, 9/18/2042 250,000 305,044
2.13%, 8/6/2050(b) 85,000 77,041
Bristol-Myers Squibb Co. ,
2.00%, 8/1/2022 700,000 721,539
3.25%, 8/15/2022 300,000 316,043
3.25%, 2/20/2023 250,000 265,883
2.90%, 7/26/2024 500,000 541,791
3.88%, 8/15/2025 500,000 570,765
3.90%, 2/20/2028 250,000 296,199
3.25%, 8/1/2042 250,000 286,624
4.63%, 5/15/2044 500,000 669,823
4.55%, 2/20/2048 250,000 337,719
4.25%, 10/26/2049 500,000 656,653
Eli Lilly & Co. ,
2.75%, 6/1/2025 95,000 103,824
3.95%, 3/15/2049 450,000 562,776
Eli Lilly and Co. ,
2.25%, 5/15/2050 300,000 282,739
GlaxoSmithKline Capital plc ,
2.85%, 5/8/2022 250,000 260,088
GlaxoSmithKline Capital, Inc. ,
3.88%, 5/15/2028 300,000 356,641
5.38%, 4/15/2034 201,000 283,450
4.20%, 3/18/2043 300,000 384,246
Johnson & Johnson ,
2.45%, 12/5/2021(b) 500,000 513,451
2.45%, 3/1/2026 250,000 272,975
4.95%, 5/15/2033 663,000 911,041
3.63%, 3/3/2037 600,000 726,331
3.70%, 3/1/2046 250,000 312,720
3.75%, 3/3/2047 100,000 127,722
Merck & Co., Inc. ,
2.80%, 5/18/2023 500,000 533,077

NVIT Bond Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Merck & Co., Inc.,
2.75%, 2/10/2025 220,000 239,204
3.90%, 3/7/2039 300,000 371,725
3.60%, 9/15/2042 250,000 305,387
4.15%, 5/18/2043 350,000 444,430
4.00%, 3/7/2049 350,000 440,822
Mylan NV ,
3.95%, 6/15/2026 800,000 898,742
5.25%, 6/15/2046 200,000 247,742
Novartis Capital Corp. ,
2.40%, 5/17/2022(b) 500,000 516,752
2.40%, 9/21/2022(b) 500,000 521,276
3.10%, 5/17/2027 500,000 559,954
4.40%, 5/6/2044 200,000 269,264
4.00%, 11/20/2045 200,000 257,025
Pfizer, Inc. ,
2.20%, 12/15/2021 1,000,000 1,023,126
3.40%, 5/15/2024 500,000 549,116
0.80%, 5/28/2025 125,000 125,594
3.00%, 12/15/2026 500,000 565,051
2.63%, 4/1/2030 500,000 555,253
1.70%, 5/28/2030 140,000 144,110
7.20%, 3/15/2039 525,000 869,223
2.55%, 5/28/2040 45,000 46,423
4.00%, 3/15/2049 600,000 761,324
2.70%, 5/28/2050 65,000 67,671
Pharmacia LLC ,
6.60%, 12/1/2028(f) 177,000 245,252
Royalty Pharma plc ,
2.20%, 9/2/2030(c) 200,000 198,831
Shire Acquisitions Investments
Ireland DAC ,
2.88%, 9/23/2023 500,000 530,717
3.20%, 9/23/2026 925,000 1,028,272
Takeda Pharmaceutical Co.
Ltd. ,
2.05%, 3/31/2030 200,000 202,555
3.03%, 7/9/2040 200,000 206,582
3.18%, 7/9/2050 300,000 307,080
Upjohn, Inc. ,
1.65%, 6/22/2025(c) 200,000 204,685
2.30%, 6/22/2027(b)(c) 400,000 412,815
2.70%, 6/22/2030(c) 150,000 155,198
4.00%, 6/22/2050(c) 200,000 212,923
Wyeth LLC ,
6.50%, 2/1/2034 206,000 319,473
Zoetis, Inc. ,
3.25%, 2/1/2023 600,000 633,038
4.50%, 11/13/2025 230,000 268,992
3.90%, 8/20/2028 650,000 771,171
27,965,794
Professional Services 0.1%
IHS Markit Ltd. ,
4.25%, 5/1/2029 300,000 348,024
Thomson Reuters Corp. ,
4.30%, 11/23/2023 500,000 547,413
3.35%, 5/15/2026 280,000 307,893
Verisk Analytics, Inc. ,
4.00%, 6/15/2025 250,000 285,188
Corporate Bonds
Principal
Amount ($) Value ($)
Professional Services
Verisk Analytics, Inc.,
3.63%, 5/15/2050 85,000 96,701
1,585,219
Real Estate Management & Development 0.0%
†
CBRE Services, Inc. ,
4.88%, 3/1/2026 500,000 585,653
Road & Rail 0.5%
Burlington Northern Santa Fe
LLC ,
3.85%, 9/1/2023 150,000 163,842
3.75%, 4/1/2024 500,000 551,354
3.65%, 9/1/2025 250,000 283,849
3.25%, 6/15/2027 500,000 569,608
7.95%, 8/15/2030 206,000 312,026
4.55%, 9/1/2044 250,000 324,812
4.70%, 9/1/2045 250,000 333,781
3.90%, 8/1/2046 200,000 241,909
4.05%, 6/15/2048 250,000 310,343
3.55%, 2/15/2050 250,000 291,861
Canadian National Railway
Co. ,
6.90%, 7/15/2028(b) 242,000 334,991
6.20%, 6/1/2036 236,000 354,789
2.45%, 5/1/2050 85,000 84,611
Canadian Pacific Railway Co. ,
2.90%, 2/1/2025 250,000 270,625
5.95%, 5/15/2037 250,000 366,489
6.13%, 9/15/2115 250,000 380,003
CSX Corp. ,
5.50%, 4/15/2041 150,000 204,385
4.10%, 3/15/2044 250,000 299,208
4.30%, 3/1/2048 250,000 310,786
4.50%, 3/15/2049 250,000 325,180
3.95%, 5/1/2050 350,000 428,372
Kansas City Southern ,
2.88%, 11/15/2029 160,000 169,495
4.20%, 11/15/2069 65,000 69,147
Norfolk Southern Corp. ,
3.25%, 12/1/2021 250,000 256,205
2.55%, 11/1/2029 100,000 108,078
4.45%, 6/15/2045 500,000 633,456
3.40%, 11/1/2049 170,000 188,363
3.05%, 5/15/2050 105,000 111,698
Ryder System, Inc. ,
2.50%, 9/1/2024 75,000 78,811
2.90%, 12/1/2026 270,000 291,267
Union Pacific Corp. ,
2.75%, 4/15/2023 750,000 789,333
3.25%, 8/15/2025 500,000 555,106
2.15%, 2/5/2027 55,000 58,437
3.95%, 9/10/2028 500,000 589,418
2.40%, 2/5/2030 60,000 64,539
3.60%, 9/15/2037 500,000 576,664
4.05%, 11/15/2045(b) 220,000 262,046
4.05%, 3/1/2046 340,000 412,861
4.50%, 9/10/2048 250,000 329,616
3.25%, 2/5/2050 100,000 110,869

24 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Road & Rail
Union Pacific Corp.,
3.95%, 8/15/2059 60,000 70,924
12,469,157
Semiconductors & Semiconductor Equipment 0.6%
Applied Materials, Inc. ,
3.30%, 4/1/2027 200,000 227,238
1.75%, 6/1/2030 60,000 61,499
5.10%, 10/1/2035 250,000 346,395
2.75%, 6/1/2050 85,000 89,100
Broadcom Corp. ,
3.63%, 1/15/2024 1,000,000 1,075,390
3.88%, 1/15/2027 500,000 554,432
Broadcom, Inc. ,
2.25%, 11/15/2023 255,000 265,089
3.15%, 11/15/2025 110,000 118,643
4.25%, 4/15/2026 500,000 563,397
4.75%, 4/15/2029 500,000 580,675
4.15%, 11/15/2030 285,000 319,965
4.30%, 11/15/2032 200,000 228,014
Intel Corp. ,
3.40%, 3/25/2025(b) 300,000 336,061
3.70%, 7/29/2025 500,000 568,653
3.75%, 3/25/2027 200,000 234,219
2.45%, 11/15/2029(b) 200,000 217,529
3.90%, 3/25/2030(b) 400,000 482,729
4.10%, 5/11/2047 500,000 633,910
3.73%, 12/8/2047 643,000 766,151
4.75%, 3/25/2050 400,000 548,344
KLA Corp. ,
4.65%, 11/1/2024 215,000 245,469
4.10%, 3/15/2029 100,000 119,990
3.30%, 3/1/2050 420,000 439,348
Lam Research Corp. ,
3.80%, 3/15/2025(b) 255,000 286,916
1.90%, 6/15/2030 90,000 93,183
2.88%, 6/15/2050(b) 85,000 87,795
Maxim Integrated Products,
Inc. ,
3.38%, 3/15/2023 350,000 372,651
Micron Technology, Inc. ,
4.64%, 2/6/2024 60,000 66,901
5.33%, 2/6/2029 150,000 180,298
NVIDIA Corp. ,
2.85%, 4/1/2030 660,000 743,865
3.50%, 4/1/2040 150,000 175,645
3.50%, 4/1/2050 480,000 560,838
NXP BV ,
2.70%, 5/1/2025(c) 25,000 26,462
3.88%, 6/18/2026(c) 35,000 39,211
4.30%, 6/18/2029(c) 100,000 115,321
3.40%, 5/1/2030(c) 35,000 38,287
QUALCOMM, Inc. ,
3.25%, 5/20/2027(b) 250,000 280,158
1.30%, 5/20/2028(c) 73,000 72,628
2.15%, 5/20/2030 80,000 83,818
1.65%, 5/20/2032(c) 1,090,000 1,078,541
4.65%, 5/20/2035 500,000 671,454
3.25%, 5/20/2050 100,000 110,897
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Texas Instruments, Inc. ,
1.38%, 3/12/2025 200,000 206,923
2.25%, 9/4/2029 300,000 321,598
Xilinx, Inc. ,
2.38%, 6/1/2030 300,000 315,696
14,951,326
Software 0.6%
Adobe, Inc. ,
1.70%, 2/1/2023 30,000 30,932
1.90%, 2/1/2025 30,000 31,712
3.25%, 2/1/2025 135,000 149,413
2.15%, 2/1/2027 245,000 262,901
2.30%, 2/1/2030 600,000 647,038
CA, Inc. ,
4.50%, 8/15/2023 410,000 434,893
Microsoft Corp. ,
2.65%, 11/3/2022 500,000 522,930
2.00%, 8/8/2023(b) 250,000 261,013
3.63%, 12/15/2023 400,000 437,731
2.88%, 2/6/2024 365,000 392,749
2.40%, 8/8/2026 465,000 506,524
3.50%, 2/12/2035 325,000 401,837
3.45%, 8/8/2036(b) 500,000 604,621
4.10%, 2/6/2037 314,000 407,390
3.70%, 8/8/2046 500,000 627,399
2.53%, 6/1/2050 2,336,000 2,436,865
Oracle Corp. ,
2.50%, 10/15/2022 500,000 521,217
2.40%, 9/15/2023 1,000,000 1,052,255
2.50%, 4/1/2025 100,000 107,155
2.65%, 7/15/2026 190,000 207,393
2.95%, 4/1/2030 600,000 670,548
3.25%, 5/15/2030(b) 250,000 284,662
3.60%, 4/1/2040 200,000 228,090
5.38%, 7/15/2040 350,000 487,320
4.50%, 7/8/2044 650,000 818,647
4.13%, 5/15/2045 200,000 239,715
4.00%, 7/15/2046 500,000 590,974
4.00%, 11/15/2047 500,000 591,459
3.60%, 4/1/2050 400,000 446,009
3.85%, 4/1/2060 200,000 234,697
ServiceNow, Inc. ,
1.40%, 9/1/2030 145,000 140,924
VMware, Inc. ,
4.70%, 5/15/2030 300,000 354,918
15,131,931
Specialty Retail 0.4%
AutoZone, Inc. ,
3.25%, 4/15/2025 325,000 357,803
Best Buy Co., Inc. ,
1.95%, 10/1/2030 125,000 124,159
Home Depot, Inc. (The) ,
2.70%, 4/1/2023(b) 500,000 526,833
3.35%, 9/15/2025 85,000 95,781
2.50%, 4/15/2027(b) 200,000 217,275
2.80%, 9/14/2027(b) 750,000 828,551
3.90%, 12/6/2028 300,000 355,219
2.95%, 6/15/2029 100,000 112,838

NVIT Bond Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
Home Depot, Inc. (The),
2.70%, 4/15/2030 115,000 127,943
5.88%, 12/16/2036 300,000 451,072
3.30%, 4/15/2040 200,000 226,011
5.95%, 4/1/2041 150,000 226,430
4.20%, 4/1/2043 250,000 312,476
4.40%, 3/15/2045 600,000 774,053
3.13%, 12/15/2049 100,000 111,047
3.35%, 4/15/2050 335,000 386,056
Lowe's Cos., Inc. ,
3.13%, 9/15/2024 400,000 435,061
4.00%, 4/15/2025 500,000 566,669
3.10%, 5/3/2027 250,000 278,633
6.50%, 3/15/2029 236,000 314,718
3.65%, 4/5/2029 400,000 461,674
4.05%, 5/3/2047 250,000 298,307
4.55%, 4/5/2049 350,000 450,171
O'Reilly Automotive, Inc. ,
3.55%, 3/15/2026 300,000 338,870
Ross Stores, Inc. ,
4.80%, 4/15/2030(b) 500,000 606,041
TJX Cos., Inc. (The) ,
2.25%, 9/15/2026 500,000 532,130
9,515,821
Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc. ,
2.30%, 5/11/2022 250,000 257,686
1.70%, 9/11/2022(b) 260,000 267,022
0.75%, 5/11/2023 75,000 75,647
2.50%, 2/9/2025 595,000 641,615
1.13%, 5/11/2025 140,000 143,239
0.55%, 8/20/2025(b) 500,000 500,559
3.25%, 2/23/2026 1,130,000 1,270,415
2.45%, 8/4/2026 625,000 680,912
3.35%, 2/9/2027 1,000,000 1,143,213
2.20%, 9/11/2029 235,000 252,557
1.65%, 5/11/2030 300,000 310,115
1.25%, 8/20/2030(b) 500,000 496,520
3.85%, 5/4/2043 750,000 933,674
4.38%, 5/13/2045 355,000 474,283
4.65%, 2/23/2046 460,000 640,539
2.65%, 5/11/2050 200,000 207,605
2.40%, 8/20/2050 400,000 400,448
2.55%, 8/20/2060 400,000 397,962
Dell International LLC ,
5.45%, 6/15/2023(c) 350,000 383,719
4.00%, 7/15/2024(c) 500,000 540,216
6.02%, 6/15/2026(c) 475,000 557,868
8.35%, 7/15/2046(c) 500,000 662,814
Hewlett Packard Enterprise
Co. ,
2.25%, 4/1/2023 500,000 516,005
4.90%, 10/15/2025(f) 500,000 572,882
6.35%, 10/15/2045(f) 250,000 317,626
HP, Inc. ,
6.00%, 9/15/2041(b) 250,000 305,748
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
Seagate HDD Cayman ,
5.75%, 12/1/2034 175,000 198,698
13,149,587
Textiles, Apparel & Luxury Goods 0.0%
†
NIKE, Inc. ,
2.85%, 3/27/2030 400,000 449,146
3.88%, 11/1/2045 250,000 310,699
3.38%, 3/27/2050 200,000 231,146
990,991
Thrifts & Mortgage Finance 0.0%
†
BPCE SA ,
4.00%, 4/15/2024 475,000 526,009
Tobacco 0.3%
Altria Group, Inc. ,
3.80%, 2/14/2024 500,000 546,433
2.35%, 5/6/2025 40,000 42,168
4.40%, 2/14/2026 500,000 575,647
3.40%, 5/6/2030 70,000 76,182
4.25%, 8/9/2042 250,000 266,567
4.50%, 5/2/2043 250,000 271,446
5.38%, 1/31/2044 170,000 209,720
5.95%, 2/14/2049 500,000 670,312
4.45%, 5/6/2050 30,000 33,311
BAT Capital Corp. ,
3.22%, 8/15/2024 500,000 535,021
4.70%, 4/2/2027 300,000 343,995
3.56%, 8/15/2027 750,000 810,348
2.73%, 3/25/2031 200,000 198,085
4.39%, 8/15/2037 500,000 539,832
4.54%, 8/15/2047 500,000 534,366
Philip Morris International,
Inc. ,
2.63%, 3/6/2023 1,000,000 1,049,742
6.38%, 5/16/2038 460,000 681,802
3.88%, 8/21/2042 250,000 282,750
Reynolds American, Inc. ,
4.45%, 6/12/2025 500,000 562,561
5.70%, 8/15/2035 120,000 149,677
8,379,965
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
2.30%, 2/1/2025 75,000 73,644
3.25%, 3/1/2025 1,000,000 1,017,734
3.25%, 10/1/2029(b) 250,000 237,352
Aircastle Ltd. ,
5.00%, 4/1/2023 100,000 100,219
4.13%, 5/1/2024 300,000 295,636
GATX Corp. ,
3.25%, 9/15/2026 500,000 542,591
WW Grainger, Inc. ,
3.75%, 5/15/2046 250,000 281,086
2,548,262
Water Utilities 0.0%
†
American Water Capital Corp. ,
4.30%, 9/1/2045 500,000 624,592

26 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Water Utilities
Essential Utilities, Inc. ,
3.35%, 4/15/2050 200,000 213,271
837,863
Wireless Telecommunication Services 0.3%
America Movil SAB de CV ,
3.13%, 7/16/2022 750,000 781,179
6.38%, 3/1/2035 177,000 256,209
6.13%, 3/30/2040 350,000 503,745
Rogers Communications, Inc. ,
3.00%, 3/15/2023 600,000 633,666
5.00%, 3/15/2044 250,000 326,398
3.70%, 11/15/2049 100,000 111,658
T-Mobile USA, Inc. ,
3.50%, 4/15/2025(c) 500,000 548,610
3.75%, 4/15/2027(c) 500,000 559,770
2.05%, 2/15/2028(c) 100,000 102,204
3.88%, 4/15/2030(c) 750,000 852,773
2.55%, 2/15/2031(c) 500,000 518,040
4.38%, 4/15/2040(c) 250,000 293,042
4.50%, 4/15/2050(c) 300,000 360,588
Vodafone Group plc ,
4.13%, 5/30/2025 500,000 570,029
4.38%, 5/30/2028 250,000 295,861
7.88%, 2/15/2030 206,000 299,159
4.38%, 2/19/2043 500,000 584,754
5.25%, 5/30/2048 500,000 644,595
4.25%, 9/17/2050 40,000 46,287
8,288,567
Total Corporate Bonds
(cost $615,892,720)
683,734,649
Foreign Government Securities 1.8%
CANADA 0.4%
Canada Government Bond ,
2.63%, 1/25/2022 1,000,000 1,032,290
Export Development Canada ,
2.00%, 5/17/2022 1,000,000 1,028,278
1.75%, 7/18/2022 500,000 513,250
Province of Alberta ,
3.35%, 11/1/2023 500,000 543,427
3.30%, 3/15/2028 500,000 583,055
Province of British Columbia ,
2.00%, 10/23/2022(b) 500,000 517,427
Province of Ontario ,
2.25%, 5/18/2022(b) 1,000,000 1,030,483
2.20%, 10/3/2022(b) 1,000,000 1,036,700
3.05%, 1/29/2024 500,000 543,380
Province of Quebec ,
2.63%, 2/13/2023(b) 500,000 526,456
2.50%, 4/9/2024 500,000 536,305
7.50%, 9/15/2029 578,000 886,397
8,777,448
CHILE 0.1%
Republic of Chile ,
3.13%, 3/27/2025(b) 750,000 820,312
Foreign Government Securities
Principal
Amount ($) Value ($)
CHILE
Republic of Chile (continued)
2.55%, 1/27/2032(b) 500,000 527,500
3.63%, 10/30/2042(b) 400,000 459,000
1,806,812
COLOMBIA 0.1%
Republic of Colombia ,
4.50%, 1/28/2026 1,000,000 1,106,250
7.38%, 9/18/2037 225,000 316,406
6.13%, 1/18/2041 200,000 256,000
5.63%, 2/26/2044 500,000 619,500
5.00%, 6/15/2045 700,000 815,500
3,113,656
GERMANY 0.0%
†
FMS Wertmanagement AoeR ,
2.75%, 1/30/2024 600,000 648,034
HUNGARY 0.0%
†
Hungary Government Bond ,
5.38%, 3/25/2024 500,000 572,850
7.63%, 3/29/2041 250,000 447,033
1,019,883
INDONESIA 0.1%
Republic of Indonesia ,
4.10%, 4/24/2028 1,000,000 1,139,099
5.35%, 2/11/2049 200,000 264,674
3.50%, 2/14/2050(b) 200,000 211,595
4.45%, 4/15/2070 200,000 236,902
1,852,270
ISRAEL 0.1%
State of Israel Government
Bond ,
3.15%, 6/30/2023 500,000 535,650
3.25%, 1/17/2028 1,000,000 1,139,148
3.38%, 1/15/2050 200,000 221,495
3.88%, 7/3/2050 200,000 240,000
4.50%, 4/3/2120 200,000 274,000
2,410,293
ITALY 0.0%
†
Italian Republic Government
Bond ,
6.88%, 9/27/2023 251,000 293,017
5.38%, 6/15/2033 291,000 366,605
4.00%, 10/17/2049 400,000 428,643
1,088,265
JAPAN 0.2%
Japan Bank for International
Cooperation ,
2.38%, 11/16/2022 1,000,000 1,042,018
2.50%, 5/23/2024 2,000,000 2,145,475
2.38%, 4/20/2026 500,000 545,825
1.88%, 7/21/2026 500,000 532,948
4,266,266

NVIT Bond Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 27
Foreign Government Securities
Principal
Amount ($) Value ($)
MEXICO 0.2%
United Mexican States ,
4.00%, 10/2/2023(b) 500,000 543,005
3.75%, 1/11/2028(b) 1,000,000 1,075,130
6.75%, 9/27/2034 996,000 1,342,110
6.05%, 1/11/2040(b) 400,000 500,172
4.75%, 3/8/2044(b) 600,000 654,600
5.55%, 1/21/2045 500,000 605,625
4.60%, 1/23/2046 347,000 371,904
4.35%, 1/15/2047 500,000 516,505
5.75%, 10/12/2110 200,000 230,602
5,839,653
PANAMA 0.1%
Republic of Panama ,
6.70%, 1/26/2036 250,000 362,813
4.30%, 4/29/2053 500,000 614,375
4.50%, 4/1/2056 400,000 500,000
3.87%, 7/23/2060 200,000 229,000
1,706,188
PERU 0.1%
Republic of Peru ,
4.13%, 8/25/2027 750,000 874,688
2.78%, 1/23/2031 500,000 540,755
8.75%, 11/21/2033 500,000 836,875
2,252,318
PHILIPPINES 0.1%
Republic of Philippines ,
4.20%, 1/21/2024 500,000 555,223
9.50%, 2/2/2030 500,000 823,673
7.75%, 1/14/2031 200,000 304,025
6.38%, 10/23/2034 500,000 723,326
3.70%, 2/2/2042 600,000 695,291
3,101,538
POLAND 0.0%
†
Republic of Poland ,
5.00%, 3/23/2022 300,000 320,574
4.00%, 1/22/2024 500,000 556,790
877,364
SOUTH KOREA 0.1%
Export-Import Bank of Korea ,
5.00%, 4/11/2022 500,000 533,146
2.38%, 4/21/2027 1,000,000 1,067,040
Republic of Korea ,
5.63%, 11/3/2025 300,000 371,299
4.13%, 6/10/2044(b) 250,000 345,930
2,317,415
SWEDEN 0.1%
Svensk Exportkredit AB ,
2.38%, 3/9/2022 500,000 514,790
1.63%, 11/14/2022(b) 200,000 205,423
0.75%, 4/6/2023 1,000,000 1,009,337
1,729,550
Foreign Government Securities
Principal
Amount ($) Value ($)
URUGUAY 0.1%
Oriental Republic of Uruguay ,
4.38%, 10/27/2027 1,250,000 1,443,750
5.10%, 6/18/2050 700,000 938,875
2,382,625
Total Foreign Government Securities
(cost $41,210,450)
45,189,578
Mortgage-Backed Securities 26.6%
FHLMC Gold Pool
Pool# J00935
5.00%, 12/1/2020 277 292
Pool# J00854
5.00%, 1/1/2021 387 407
Pool# J01279
5.50%, 2/1/2021 206 207
Pool# J01570
5.50%, 4/1/2021 565 569
Pool# J01771
5.00%, 5/1/2021 1,396 1,470
Pool# J06015
5.00%, 5/1/2021 211 223
Pool# G18122
5.00%, 6/1/2021 670 706
Pool# J01980
6.00%, 6/1/2021 1,640 1,648
Pool# J03074
5.00%, 7/1/2021 273 287
Pool# C90719
5.00%, 10/1/2023 97,789 106,905
Pool# J09912
4.00%, 6/1/2024 225,541 239,085
Pool# C00351
8.00%, 7/1/2024 187 202
Pool# G13900
5.00%, 12/1/2024 342 360
Pool# D60780
8.00%, 6/1/2025 564 582
Pool# G30267
5.00%, 8/1/2025 41,879 45,807
Pool# E02746
3.50%, 11/1/2025 150,828 159,603
Pool# J13883
3.50%, 12/1/2025 303,823 321,703
Pool# J14732
4.00%, 3/1/2026 154,455 164,251
Pool# E02896
3.50%, 5/1/2026 177,880 188,287
Pool# J18127
3.00%, 3/1/2027 178,871 188,076
Pool# J18702
3.00%, 3/1/2027 171,566 180,405
Pool# J19106
3.00%, 5/1/2027 73,241 77,548
Pool# J20471
3.00%, 9/1/2027 325,154 341,955
Pool# D82854
7.00%, 10/1/2027 457 495

28 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G14609
3.00%, 11/1/2027 424,075 445,595
Pool# C00566
7.50%, 12/1/2027 736 847
Pool# G15100
2.50%, 7/1/2028 187,226 197,662
Pool# C18271
7.00%, 11/1/2028 1,976 2,215
Pool# C00678
7.00%, 11/1/2028 887 1,025
Pool# C00836
7.00%, 7/1/2029 494 568
Pool# C31285
7.00%, 9/1/2029 1,050 1,181
Pool# C31282
7.00%, 9/1/2029 61 62
Pool# C32914
8.00%, 11/1/2029 888 908
Pool# G18536
2.50%, 1/1/2030 2,797,333 2,924,893
Pool# C37436
8.00%, 1/1/2030 1,388 1,650
Pool# C36429
7.00%, 2/1/2030 601 621
Pool# C36306
7.00%, 2/1/2030 595 620
Pool# C00921
7.50%, 2/1/2030 896 1,042
Pool# G01108
7.00%, 4/1/2030 341 386
Pool# C37703
7.50%, 4/1/2030 657 695
Pool# G18552
3.00%, 5/1/2030 1,026,177 1,079,735
Pool# U49055
3.00%, 6/1/2030 108,849 114,847
Pool# J32243
3.00%, 7/1/2030 681,944 728,207
Pool# J32257
3.00%, 7/1/2030 173,177 185,506
Pool# J32255
3.00%, 7/1/2030 134,775 143,904
Pool# C41561
8.00%, 8/1/2030 1,865 1,951
Pool# C01051
8.00%, 9/1/2030 1,811 2,179
Pool# C43550
7.00%, 10/1/2030 1,393 1,441
Pool# C44017
7.50%, 10/1/2030 436 443
Pool# C43967
8.00%, 10/1/2030 3,806 3,823
Pool# C44957
8.00%, 11/1/2030 849 869
Pool# G18578
3.00%, 12/1/2030 341,993 359,797
Pool# J33361
3.00%, 12/1/2030 333,871 350,605
Pool# J33315
3.00%, 12/1/2030 138,201 145,151
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C01103
7.50%, 12/1/2030 860 1,032
Pool# C46932
7.50%, 1/1/2031 634 659
Pool# G18587
3.00%, 2/1/2031 256,082 269,400
Pool# G18592
3.00%, 3/1/2031 284,107 298,530
Pool# C48206
7.50%, 3/1/2031 1,679 1,686
Pool# C91366
4.50%, 4/1/2031 77,695 85,707
Pool# G18601
3.00%, 5/1/2031 167,624 176,164
Pool# G18605
3.00%, 6/1/2031 97,855 102,845
Pool# J34627
3.00%, 6/1/2031 16,645 17,509
Pool# C91377
4.50%, 6/1/2031 41,617 45,926
Pool# C53324
7.00%, 6/1/2031 1,544 1,652
Pool# C01209
8.00%, 6/1/2031 647 749
Pool# J35107
2.50%, 8/1/2031 142,543 151,489
Pool# G01309
7.00%, 8/1/2031 1,059 1,225
Pool# G01311
7.00%, 9/1/2031 7,703 8,902
Pool# C01222
7.00%, 9/1/2031 888 1,034
Pool# G01315
7.00%, 9/1/2031 262 305
Pool# J35522
2.50%, 10/1/2031 577,220 604,284
Pool# C60012
7.00%, 11/1/2031 703 728
Pool# C61298
8.00%, 11/1/2031 2,468 2,543
Pool# J35957
2.50%, 12/1/2031 809,864 847,820
Pool# C61105
7.00%, 12/1/2031 5,282 5,731
Pool# C01305
7.50%, 12/1/2031 713 818
Pool# C63171
7.00%, 1/1/2032 5,785 6,751
Pool# V61548
2.50%, 2/1/2032 715,593 760,608
Pool# D99004
3.50%, 3/1/2032 130,091 141,775
Pool# G30577
3.50%, 4/1/2032 265,272 287,229
Pool# G01391
7.00%, 4/1/2032 13,302 15,519
Pool# C01345
7.00%, 4/1/2032 4,339 5,089
Pool# C01370
8.00%, 4/1/2032 1,032 1,206

NVIT Bond Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 29
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C01381
8.00%, 5/1/2032 11,479 13,781
Pool# C68290
7.00%, 6/1/2032 2,302 2,531
Pool# C68300
7.00%, 6/1/2032 994 1,001
Pool# D99266
3.50%, 7/1/2032 191,896 209,140
Pool# G01449
7.00%, 7/1/2032 8,326 9,688
Pool# C69908
7.00%, 8/1/2032 24,032 27,789
Pool# C91558
3.50%, 9/1/2032 45,742 49,456
Pool# G16407
2.50%, 1/1/2033 403,555 432,459
Pool# G16408
2.50%, 1/1/2033 293,075 312,898
Pool# G01536
7.00%, 3/1/2033 10,253 12,156
Pool# C01528
5.00%, 4/1/2033 62,282 71,110
Pool# G30646
3.00%, 5/1/2033 259,109 274,708
Pool# G30642
3.00%, 5/1/2033 129,175 136,965
Pool# K90535
3.00%, 5/1/2033 51,093 54,594
Pool# G18693
4.00%, 5/1/2033 137,270 145,815
Pool# G18696
3.50%, 7/1/2033 40,245 42,569
Pool# A16419
6.50%, 11/1/2033 15,136 16,934
Pool# C01806
7.00%, 1/1/2034 12,039 12,838
Pool# A21356
6.50%, 4/1/2034 47,864 56,239
Pool# C01851
6.50%, 4/1/2034 24,503 29,120
Pool# A22067
6.50%, 5/1/2034 28,093 32,180
Pool# A24301
6.50%, 5/1/2034 27,834 31,141
Pool# G18737
3.50%, 6/1/2034 294,396 311,440
Pool# A24988
6.50%, 7/1/2034 11,129 12,451
Pool# G01741
6.50%, 10/1/2034 9,247 10,636
Pool# G08023
6.50%, 11/1/2034 19,604 22,777
Pool# A33137
6.50%, 1/1/2035 3,772 4,221
Pool# G01947
7.00%, 5/1/2035 9,116 10,699
Pool# G08073
5.50%, 8/1/2035 100,161 117,662
Pool# A37135
5.50%, 9/1/2035 101,572 117,388
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A47368
5.00%, 10/1/2035 110,792 126,495
Pool# A38531
5.50%, 10/1/2035 214,931 249,233
Pool# A38255
5.50%, 10/1/2035 138,739 161,443
Pool# G08088
6.50%, 10/1/2035 88,927 104,010
Pool# A39759
5.50%, 11/1/2035 9,720 11,399
Pool# A40376
5.50%, 12/1/2035 5,790 6,750
Pool# A42305
5.50%, 1/1/2036 17,021 19,279
Pool# A41548
7.00%, 1/1/2036 11,857 12,404
Pool# G08111
5.50%, 2/1/2036 134,935 157,523
Pool# A43886
5.50%, 3/1/2036 379,351 441,416
Pool# A43885
5.50%, 3/1/2036 222,507 251,505
Pool# A43884
5.50%, 3/1/2036 165,272 185,652
Pool# A48378
5.50%, 3/1/2036 101,579 112,974
Pool# A43861
5.50%, 3/1/2036 48,686 54,334
Pool# G08116
5.50%, 3/1/2036 28,426 33,183
Pool# A48735
5.50%, 5/1/2036 7,142 7,922
Pool# A53039
6.50%, 10/1/2036 45,780 51,218
Pool# A53219
6.50%, 10/1/2036 1,061 1,187
Pool# G05254
5.00%, 1/1/2037 96,315 110,823
Pool# G04331
5.00%, 2/1/2037 90,084 103,572
Pool# G05941
6.00%, 2/1/2037 465,529 551,485
Pool# G03620
6.50%, 10/1/2037 2,523 2,929
Pool# G03721
6.00%, 12/1/2037 40,938 48,062
Pool# G03969
6.00%, 2/1/2038 47,669 55,844
Pool# C91982
3.50%, 3/1/2038 223,265 236,883
Pool# G04913
5.00%, 3/1/2038 164,946 189,953
Pool# G05299
4.50%, 6/1/2038 162,974 179,592
Pool# G04581
6.50%, 8/1/2038 79,131 90,276
Pool# C92013
3.50%, 9/1/2038 699,370 739,530
Pool# A81674
6.00%, 9/1/2038 288,724 337,151

30 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G05459
5.50%, 5/1/2039 1,245,112 1,436,405
Pool# G05535
4.50%, 7/1/2039 495,657 556,009
Pool# A89500
4.50%, 10/1/2039 59,681 67,087
Pool# A91165
5.00%, 2/1/2040 2,074,244 2,383,206
Pool# G60342
4.50%, 5/1/2042 501,307 562,594
Pool# G60195
4.00%, 6/1/2042 639,468 706,498
Pool# Q08977
4.00%, 6/1/2042 108,402 119,053
Pool# Q09824
4.00%, 8/1/2042 80,181 88,629
Pool# Q11087
4.00%, 9/1/2042 82,106 88,256
Pool# G07158
3.50%, 10/1/2042 466,697 500,900
Pool# G07163
3.50%, 10/1/2042 284,019 310,319
Pool# Q11532
3.50%, 10/1/2042 213,781 232,000
Pool# Q12051
3.50%, 10/1/2042 194,730 211,228
Pool# Q12052
3.50%, 10/1/2042 83,660 90,773
Pool# C09020
3.50%, 11/1/2042 560,413 607,889
Pool# G07264
3.50%, 12/1/2042 536,336 581,014
Pool# Q14292
3.50%, 1/1/2043 111,358 121,672
Pool# Q15884
3.00%, 2/1/2043 734,991 783,496
Pool# Q16470
3.00%, 3/1/2043 1,277,493 1,379,340
Pool# V80002
2.50%, 4/1/2043 502,263 535,119
Pool# Q16915
3.00%, 4/1/2043 448,462 484,215
Pool# Q17675
3.50%, 4/1/2043 518,304 562,455
Pool# Q18523
3.50%, 5/1/2043 732,089 792,345
Pool# Q18751
3.50%, 6/1/2043 857,567 925,189
Pool# G07410
3.50%, 7/1/2043 208,186 230,254
Pool# Q20332
3.50%, 7/1/2043 83,663 90,737
Pool# G07459
3.50%, 8/1/2043 737,658 798,843
Pool# G60038
3.50%, 1/1/2044 1,517,551 1,645,505
Pool# Q26869
4.00%, 6/1/2044 803,853 888,935
Pool# G07946
4.00%, 7/1/2044 21,955 24,207
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q28607
3.50%, 9/1/2044 288,505 312,622
Pool# G61231
3.50%, 9/1/2044 88,377 95,640
Pool# G08609
3.50%, 10/1/2044 316,968 338,637
Pool# Q30833
4.00%, 1/1/2045 34,683 37,857
Pool# G60400
4.50%, 1/1/2045 219,810 246,197
Pool# G07925
4.00%, 2/1/2045 56,475 63,949
Pool# Q34165
4.00%, 6/1/2045 416,202 456,471
Pool# V81873
4.00%, 8/1/2045 311,706 340,283
Pool# G08669
4.00%, 9/1/2045 476,702 517,071
Pool# V82126
3.50%, 12/1/2045 210,845 231,163
Pool# Q38199
3.50%, 1/1/2046 23,834 25,549
Pool# Q38357
4.00%, 1/1/2046 147,702 160,797
Pool# G61365
4.50%, 1/1/2046 83,007 92,241
Pool# G08697
3.00%, 3/1/2046 1,327,211 1,395,663
Pool# Q39434
3.50%, 3/1/2046 190,906 203,931
Pool# Q39364
3.50%, 3/1/2046 155,431 170,371
Pool# Q39440
4.00%, 3/1/2046 90,094 97,268
Pool# G08704
4.50%, 4/1/2046 43,081 47,431
Pool# Q40097
4.50%, 4/1/2046 3,092 3,357
Pool# G60582
3.50%, 5/1/2046 420,721 457,706
Pool# Q40718
3.50%, 5/1/2046 185,922 198,174
Pool# G08707
4.00%, 5/1/2046 228,586 247,905
Pool# G08708
4.50%, 5/1/2046 32,370 35,540
Pool# Q40728
4.50%, 5/1/2046 2,802 3,038
Pool# Q41548
3.00%, 7/1/2046 145,068 152,512
Pool# Q41903
3.50%, 7/1/2046 242,475 259,226
Pool# Q41491
3.50%, 7/1/2046 30,049 31,960
Pool# Q41407
3.50%, 7/1/2046 22,082 23,470
Pool# G61791
4.00%, 7/1/2046 152,970 167,520
Pool# Q41947
4.50%, 7/1/2046 15,554 16,993

NVIT Bond Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 31
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08715
3.00%, 8/1/2046 1,294,482 1,361,714
Pool# Q42596
3.50%, 8/1/2046 215,841 230,960
Pool# Q42203
3.50%, 8/1/2046 51,614 55,208
Pool# Q42393
3.50%, 8/1/2046 43,179 45,935
Pool# G61237
3.50%, 8/1/2046 35,926 38,888
Pool# Q42680
4.00%, 8/1/2046 11,047 11,910
Pool# G08720
4.50%, 8/1/2046 22,415 24,546
Pool# G61323
3.00%, 9/1/2046 965,456 1,028,662
Pool# G08721
3.00%, 9/1/2046 713,239 750,145
Pool# V82617
3.50%, 9/1/2046 437,058 473,628
Pool# G08722
3.50%, 9/1/2046 150,117 160,255
Pool# G60733
4.50%, 9/1/2046 197,483 222,407
Pool# G60722
3.00%, 10/1/2046 1,545,171 1,657,520
Pool# Q44035
3.00%, 10/1/2046 976,361 1,026,992
Pool# G61815
4.00%, 10/1/2046 93,011 101,128
Pool# G61257
3.00%, 11/1/2046 1,824,857 1,913,684
Pool# Q44452
3.00%, 11/1/2046 419,486 440,730
Pool# G08732
3.00%, 11/1/2046 127,613 134,215
Pool# Q44473
3.50%, 11/1/2046 55,798 59,346
Pool# Q44223
3.50%, 11/1/2046 32,057 33,998
Pool# G08734
4.00%, 11/1/2046 593,312 642,527
Pool# G08737
3.00%, 12/1/2046 4,101,009 4,314,686
Pool# G60989
3.00%, 12/1/2046 571,511 609,542
Pool# Q45878
3.00%, 12/1/2046 163,641 171,867
Pool# G08738
3.50%, 12/1/2046 2,808,495 2,988,073
Pool# Q45024
3.50%, 12/1/2046 135,208 148,326
Pool# G08741
3.00%, 1/1/2047 1,096,714 1,155,051
Pool# G08747
3.00%, 2/1/2047 1,957,417 2,053,070
Pool# G08748
3.50%, 2/1/2047 598,770 635,724
Pool# G08749
4.00%, 2/1/2047 1,050,610 1,130,617
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G61890
4.00%, 2/1/2047 67,072 72,740
Pool# G08751
3.50%, 3/1/2047 941,586 997,624
Pool# Q47592
3.50%, 4/1/2047 201,056 212,933
Pool# Q47484
3.50%, 4/1/2047 32,838 35,382
Pool# G60988
3.00%, 5/1/2047 1,892,097 2,028,429
Pool# Q48098
3.50%, 5/1/2047 123,069 132,547
Pool# Q48237
4.50%, 5/1/2047 185,561 201,896
Pool# G61390
3.00%, 6/1/2047 1,180,803 1,242,886
Pool# Q48414
4.50%, 6/1/2047 105,130 114,194
Pool# Q48365
4.50%, 6/1/2047 35,352 38,286
Pool# G08770
3.50%, 7/1/2047 2,084,745 2,215,229
Pool# V83270
3.50%, 7/1/2047 442,426 468,747
Pool# G61339
3.00%, 8/1/2047 340,320 357,919
Pool# G08774
3.50%, 8/1/2047 233,189 246,981
Pool# Q49917
3.50%, 8/1/2047 163,546 173,356
Pool# Q53085
3.00%, 9/1/2047 384,942 405,138
Pool# G61295
3.50%, 9/1/2047 646,217 708,458
Pool# G08779
3.50%, 9/1/2047 603,593 639,367
Pool# G61622
3.00%, 10/1/2047 766,643 806,816
Pool# G08785
4.00%, 10/1/2047 65,319 69,949
Pool# Q52075
4.00%, 11/1/2047 418,632 448,844
Pool# V83598
3.50%, 12/1/2047 221,539 234,467
Pool# G67707
3.50%, 1/1/2048 737,197 819,858
Pool# V83909
4.00%, 1/1/2048 581,809 621,745
Pool# G61311
3.50%, 2/1/2048 1,105,553 1,171,778
Pool# T65458
3.50%, 2/1/2048 282,325 292,501
Pool# G08801
4.00%, 2/1/2048 354,662 379,131
Pool# Q54460
4.00%, 2/1/2048 242,007 264,918
Pool# G61298
4.00%, 2/1/2048 123,578 136,572
Pool# Q54727
3.50%, 3/1/2048 435,615 461,734

32 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q55401
5.00%, 4/1/2048 93,891 103,638
Pool# V84237
3.50%, 5/1/2048 843,193 891,970
Pool# G08813
3.50%, 5/1/2048 97,605 102,971
Pool# G08820
4.50%, 5/1/2048 800,240 866,822
Pool# G08821
5.00%, 5/1/2048 34,272 37,702
Pool# G67713
4.00%, 6/1/2048 230,426 252,183
Pool# G67712
4.00%, 6/1/2048 217,645 244,613
Pool# G08817
4.00%, 6/1/2048 129,121 137,582
Pool# G08818
4.50%, 6/1/2048 434,411 470,123
Pool# Q56473
4.50%, 6/1/2048 91,685 100,127
Pool# Q56472
4.50%, 6/1/2048 83,448 92,307
Pool# G08824
4.00%, 7/1/2048 2,761,552 2,943,403
Pool# G08827
4.50%, 7/1/2048 276,491 299,516
Pool# Q57401
4.50%, 7/1/2048 97,019 106,810
Pool# Q57402
4.50%, 7/1/2048 30,697 33,949
Pool# G08833
5.00%, 7/1/2048 12,525 13,783
Pool# G08831
4.00%, 8/1/2048 363,531 387,403
Pool# G08836
4.00%, 9/1/2048 1,495,918 1,594,390
Pool# G67716
4.50%, 10/1/2048 154,103 172,034
Pool# G08843
4.50%, 10/1/2048 101,787 110,230
Pool# V85044
4.00%, 12/1/2048 343,053 370,502
Pool# V85082
4.50%, 12/1/2048 89,996 97,353
Pool# G61846
4.00%, 1/1/2049 9,312 9,925
Pool# V85139
4.50%, 1/1/2049 110,821 119,817
FHLMC Non Gold Pool
Pool# 1B8478
2.76%, 7/1/2041(a) 86,058 89,037
Pool# 2B0108
3.85%, 1/1/2042(a) 10,418 10,563
Pool# 2B1381
2.37%, 6/1/2043(a) 1,464 1,487
FHLMC UMBS Pool
Pool# ZT1998
4.00%, 7/1/2029 139,447 147,810
Pool# ZS8701
3.50%, 6/1/2033 135,704 143,610
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SB0218
3.00%, 10/1/2033 211,770 222,294
Pool# QN0248
3.00%, 7/1/2034 141,020 148,031
Pool# SB0095
3.50%, 7/1/2034 259,005 275,050
Pool# SB0069
3.00%, 9/1/2034 363,773 386,883
Pool# SB8021
3.00%, 12/1/2034 855,481 898,236
Pool# SB8500
2.50%, 7/1/2035 1,175,000 1,253,517
Pool# QA2237
3.00%, 7/1/2046 2,730,045 2,874,984
Pool# QA2226
3.00%, 7/1/2046 1,606,097 1,691,648
Pool# ZS4693
3.00%, 12/1/2046 1,875,676 1,973,021
Pool# ZM2339
3.50%, 1/1/2047 356,005 377,720
Pool# ZS4746
3.00%, 12/1/2047 1,123,171 1,176,032
Pool# ZA5785
4.50%, 10/1/2048 579,169 625,983
Pool# ZT1321
4.50%, 11/1/2048 750,429 811,587
Pool# ZA6139
4.50%, 12/1/2048 302,160 326,761
Pool# ZA6536
4.00%, 3/1/2049 313,163 333,961
Pool# ZA6380
4.00%, 3/1/2049 237,246 253,001
Pool# SD8015
2.50%, 10/1/2049 367,887 386,156
Pool# RA1859
3.00%, 12/1/2049 1,332,843 1,396,981
Pool# SD8045
3.50%, 2/1/2050 450,562 474,616
Pool# QA8965
3.00%, 4/1/2050 1,303,349 1,366,676
Pool# RA2579
3.00%, 5/1/2050 483,809 513,614
Pool# SD8063
3.50%, 5/1/2050 1,040,947 1,097,111
Pool# RA2621
4.00%, 5/1/2050 195,739 210,670
Pool# RA3022
2.50%, 6/1/2050 826,396 875,792
Pool# SD7521
2.50%, 7/1/2050 1,232,137 1,316,533
Pool# SD8074
3.00%, 7/1/2050 4,152,000 4,353,730
Pool# RA3174
3.00%, 7/1/2050 1,245,987 1,306,529
Pool# SD7523
2.50%, 8/1/2050 325,000 345,332
Pool# SD8084
3.00%, 8/1/2050 989,695 1,037,782
Pool# RA3382
3.00%, 8/1/2050 817,345 867,698

NVIT Bond Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 33
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8092
3.00%, 9/1/2050 1,900,000 1,992,320
FNMA Pool
Pool# AC9895
3.44%, 4/1/2040(a) 404,184 413,877
Pool# AC9890
3.47%, 4/1/2040(a) 626,205 653,808
Pool# AJ1249
2.32%, 9/1/2041(a) 135,957 141,481
Pool# AK0714
3.80%, 2/1/2042(a) 11,967 12,334
Pool# AT4982
3.28%, 4/1/2043(a) 338 337
Pool# AT4250
2.42%, 6/1/2043(a) 45,666 47,066
Pool# BF0203
3.00%, 2/1/2047 838,110 886,334
Pool# BF0206
4.00%, 2/1/2047 545,542 588,775
Pool# BF0200
3.50%, 11/1/2051 350,779 382,883
Pool# BF0171
4.00%, 1/1/2057 287,957 323,703
Pool# BF0184
4.00%, 2/1/2057 327,751 368,436
FNMA UMBS Pool
Pool# 838565
5.50%, 10/1/2020 200 200
Pool# 840102
5.50%, 10/1/2020 157 157
Pool# 841947
5.50%, 10/1/2020 19 19
Pool# 811505
5.50%, 10/1/2020 16 16
Pool# 843102
5.50%, 10/1/2020 14 14
Pool# 839100
5.50%, 11/1/2020 3 3
Pool# 830670
5.50%, 12/1/2020 18 18
Pool# 867183
5.50%, 2/1/2021 374 375
Pool# 878120
5.50%, 4/1/2021 144 145
Pool# 811559
5.50%, 5/1/2021 454 456
Pool# 879115
5.50%, 5/1/2021 346 348
Pool# 885440
5.50%, 5/1/2021 197 198
Pool# 845489
5.50%, 6/1/2021 42 43
Pool# 880950
5.50%, 7/1/2021 1,054 1,064
Pool# 870092
5.50%, 8/1/2021 166 167
Pool# 896599
5.50%, 8/1/2021 43 43
Pool# 903350
5.00%, 10/1/2021 255 268
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 894126
5.50%, 10/1/2021 19 19
Pool# 902789
5.50%, 11/1/2021 3,385 3,441
Pool# 906708
5.00%, 12/1/2021 3,036 3,198
Pool# 901509
5.00%, 12/1/2021 618 651
Pool# 928106
5.50%, 2/1/2022 7,256 7,407
Pool# 914385
5.50%, 3/1/2022 130 133
Pool# 913323
5.50%, 4/1/2022 212 214
Pool# 899438
5.50%, 6/1/2022 9,750 9,986
Pool# AA2549
4.00%, 4/1/2024 51,600 54,686
Pool# 934863
4.00%, 6/1/2024 107,219 113,648
Pool# AC1374
4.00%, 8/1/2024 68,596 72,720
Pool# AC1529
4.50%, 9/1/2024 205,473 218,425
Pool# AD0244
4.50%, 10/1/2024 26,908 28,465
Pool# AD4089
4.50%, 5/1/2025 204,447 217,389
Pool# 890216
4.50%, 7/1/2025 49,194 52,235
Pool# AB1609
4.00%, 10/1/2025 134,993 143,183
Pool# AH1361
3.50%, 12/1/2025 125,631 132,899
Pool# AH1518
3.50%, 12/1/2025 58,338 61,702
Pool# AH5616
3.50%, 2/1/2026 340,821 360,607
Pool# AL0298
4.00%, 5/1/2026 265,127 281,919
Pool# AB4277
3.00%, 1/1/2027 458,180 481,340
Pool# AL1391
3.50%, 1/1/2027 6,375 6,744
Pool# AP4746
3.00%, 8/1/2027 121,343 128,647
Pool# AP7855
3.00%, 9/1/2027 640,330 678,951
Pool# AP4640
3.00%, 9/1/2027 71,824 76,153
Pool# AQ5096
3.00%, 11/1/2027 166,840 176,923
Pool# AB6887
3.00%, 11/1/2027 134,503 142,606
Pool# AQ4532
3.00%, 11/1/2027 96,773 102,626
Pool# AQ3758
3.00%, 11/1/2027 72,635 77,035
Pool# AQ7406
3.00%, 11/1/2027 67,331 71,403

34 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AB6886
3.00%, 11/1/2027 63,635 67,535
Pool# AQ2884
3.00%, 12/1/2027 58,545 62,064
Pool# AS0487
2.50%, 9/1/2028 339,522 359,463
Pool# 930998
4.50%, 4/1/2029 26,759 29,055
Pool# BM1507
2.50%, 12/1/2029 194,901 203,772
Pool# AL8077
3.50%, 12/1/2029 21,508 22,814
Pool# BM4299
3.00%, 3/1/2030 862,777 904,654
Pool# AS4874
3.00%, 4/1/2030 439,059 464,952
Pool# AS5412
2.50%, 7/1/2030 177,417 185,658
Pool# AS5420
3.00%, 7/1/2030 366,146 390,791
Pool# AL7152
3.50%, 7/1/2030 428,842 463,234
Pool# AS5702
2.50%, 8/1/2030 683,541 714,300
Pool# AZ4898
2.50%, 8/1/2030 552,219 577,860
Pool# AY8448
3.00%, 8/1/2030 1,341,570 1,410,228
Pool# AZ2953
3.00%, 9/1/2030 1,201,858 1,263,314
Pool# AZ5718
3.00%, 9/1/2030 976,196 1,024,379
Pool# AS6060
3.00%, 10/1/2030 825,639 866,140
Pool# AZ9234
3.50%, 10/1/2030 53,017 56,135
Pool# BA2993
3.00%, 11/1/2030 215,178 226,187
Pool# AS6174
3.50%, 11/1/2030 33,347 35,471
Pool# AS6272
2.50%, 12/1/2030 258,294 270,266
Pool# AS6295
3.00%, 12/1/2030 384,927 404,119
Pool# BA3545
3.00%, 12/1/2030 168,594 176,996
Pool# AH1515
4.00%, 12/1/2030 340,437 371,122
Pool# AD0716
6.50%, 12/1/2030 968,284 1,111,536
Pool# BA6532
2.50%, 1/1/2031 213,560 223,476
Pool# BM5016
3.00%, 1/1/2031 535,458 571,964
Pool# AB2121
4.00%, 1/1/2031 48,857 53,253
Pool# AL8060
3.00%, 2/1/2031 373,884 403,299
Pool# MA0641
4.00%, 2/1/2031 249,454 271,933
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 560868
7.50%, 2/1/2031 649 659
Pool# AS6799
3.00%, 3/1/2031 325,599 341,879
Pool# BC0774
3.00%, 3/1/2031 167,941 179,854
Pool# AS6919
3.50%, 3/1/2031 22,644 24,085
Pool# BC4410
3.50%, 3/1/2031 22,279 23,798
Pool# BC0320
3.50%, 3/1/2031 14,010 15,041
Pool# BC4430
3.00%, 4/1/2031 58,276 61,885
Pool# AL8565
3.00%, 6/1/2031 174,598 187,919
Pool# AL8566
3.00%, 6/1/2031 171,214 183,543
Pool# AL8561
3.50%, 6/1/2031 181,371 197,557
Pool# AS8028
2.50%, 9/1/2031 749,430 784,394
Pool# AL9378
3.00%, 9/1/2031 83,508 90,077
Pool# MA2775
2.50%, 10/1/2031 1,458,241 1,526,162
Pool# BM1888
2.50%, 10/1/2031 1,344,706 1,406,988
Pool# AS8038
2.50%, 10/1/2031 634,589 663,287
Pool# BC4777
2.50%, 10/1/2031 500,081 522,911
Pool# AL9323
2.50%, 10/1/2031 30,577 32,012
Pool# AS8612
3.00%, 10/1/2031 235,742 247,603
Pool# 607212
7.50%, 10/1/2031 3,459 3,566
Pool# MA0895
3.50%, 11/1/2031 272,370 289,576
Pool# 607632
6.50%, 11/1/2031 72 81
Pool# MA2830
2.50%, 12/1/2031 553,200 578,992
Pool# BM3814
2.50%, 12/1/2031 380,494 398,891
Pool# AS8594
2.50%, 1/1/2032 392,728 417,883
Pool# AS8597
2.50%, 1/1/2032 345,798 365,384
Pool# AS8609
3.00%, 1/1/2032 265,641 279,642
Pool# AL9786
3.00%, 1/1/2032 236,508 255,960
Pool# AL9585
3.50%, 1/1/2032 91,444 100,886
Pool# BM1036
2.50%, 2/1/2032 1,796,952 1,913,644
Pool# BM4624
3.00%, 2/1/2032 275,300 296,974

NVIT Bond Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 35
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL9872
3.00%, 2/1/2032 199,432 216,398
Pool# AL9740
3.00%, 2/1/2032 170,546 183,602
Pool# AL9871
3.00%, 2/1/2032 120,887 131,221
Pool# AS8767
3.00%, 2/1/2032 22,717 24,452
Pool# BM1007
2.50%, 3/1/2032 574,576 601,263
Pool# AL9899
3.00%, 3/1/2032 35,897 38,642
Pool# BM3269
2.50%, 4/1/2032 892,787 934,305
Pool# MA1029
3.50%, 4/1/2032 223,740 241,720
Pool# 545556
7.00%, 4/1/2032 3,502 4,074
Pool# AO2565
3.50%, 5/1/2032 73,410 79,349
Pool# AS9695
3.50%, 5/1/2032 43,467 47,638
Pool# 545605
7.00%, 5/1/2032 4,790 5,634
Pool# BM4088
3.00%, 6/1/2032 350,270 368,496
Pool# AO5103
3.50%, 6/1/2032 201,187 217,478
Pool# 890786
3.50%, 6/1/2032 36,233 39,951
Pool# MA1107
3.50%, 7/1/2032 30,818 33,304
Pool# FM1664
4.00%, 7/1/2032 250,372 265,761
Pool# 651361
7.00%, 7/1/2032 1,137 1,172
Pool# BM1669
3.00%, 8/1/2032 201,581 219,748
Pool# AP1990
3.50%, 8/1/2032 94,874 102,556
Pool# AP1997
3.50%, 8/1/2032 61,540 67,048
Pool# BH5355
3.50%, 8/1/2032 12,055 13,056
Pool# AO7202
3.50%, 9/1/2032 211,084 229,971
Pool# MA1166
3.50%, 9/1/2032 175,735 189,895
Pool# BM5167
3.50%, 9/1/2032 33,499 35,541
Pool# CA0586
2.50%, 10/1/2032 82,070 87,372
Pool# AP3673
3.50%, 10/1/2032 194,136 211,510
Pool# BH9391
3.50%, 10/1/2032 16,106 17,462
Pool# BM3389
3.00%, 11/1/2032 305,236 332,799
Pool# AB6962
3.50%, 11/1/2032 286,120 311,739
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AQ3343
3.50%, 11/1/2032 155,428 169,343
Pool# BM3977
3.00%, 12/1/2032 544,137 582,634
Pool# CA0951
3.00%, 12/1/2032 317,237 336,555
Pool# FM1661
2.50%, 1/1/2033 1,082,956 1,131,959
Pool# BM4338
2.50%, 1/1/2033 567,760 594,299
Pool# BM3919
3.00%, 2/1/2033 296,710 323,481
Pool# BM3750
3.50%, 3/1/2033 248,464 273,798
Pool# BM4129
3.50%, 4/1/2033 355,162 390,495
Pool# 555346
5.50%, 4/1/2033 47,059 55,101
Pool# 713560
5.50%, 4/1/2033 8,774 9,992
Pool# 694846
6.50%, 4/1/2033 9,074 10,339
Pool# 701261
7.00%, 4/1/2033 309 329
Pool# AB9402
3.00%, 5/1/2033 289,065 308,796
Pool# AB9403
3.00%, 5/1/2033 131,147 139,048
Pool# AB9300
3.00%, 5/1/2033 98,136 105,290
Pool# BM4132
3.50%, 5/1/2033 251,028 276,765
Pool# MA3372
4.00%, 5/1/2033 319,672 339,534
Pool# 555421
5.00%, 5/1/2033 1,104,874 1,262,337
Pool# MA3393
4.00%, 6/1/2033 141,301 149,793
Pool# MA3427
4.00%, 7/1/2033 123,370 130,816
Pool# 720087
5.50%, 7/1/2033 246,383 290,140
Pool# 728721
5.50%, 7/1/2033 36,092 42,474
Pool# 555684
5.50%, 7/1/2033 9,009 10,595
Pool# MA1527
3.00%, 8/1/2033 1,132,421 1,201,959
Pool# 743235
5.50%, 10/1/2033 14,417 16,882
Pool# 750229
6.50%, 10/1/2033 23,554 26,819
Pool# FM2154
4.00%, 12/1/2033 524,353 555,933
Pool# 755872
5.50%, 12/1/2033 193,831 227,163
Pool# 725221
5.50%, 1/1/2034 4,575 5,387
Pool# 725223
5.50%, 3/1/2034 522 614

36 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 725228
6.00%, 3/1/2034 427,150 516,569
Pool# 725425
5.50%, 4/1/2034 263,332 310,062
Pool# 725423
5.50%, 5/1/2034 25,520 30,045
Pool# 725594
5.50%, 7/1/2034 107,080 126,071
Pool# MA3739
3.50%, 8/1/2034 328,119 346,859
Pool# 788027
6.50%, 9/1/2034 23,174 25,919
Pool# FM1905
3.00%, 11/1/2034 152,865 162,206
Pool# 807310
7.00%, 11/1/2034 2,086 2,478
Pool# FM2412
3.50%, 1/1/2035 83,435 89,119
Pool# 735141
5.50%, 1/1/2035 339,388 399,608
Pool# 889852
5.50%, 5/1/2035 9,541 11,236
Pool# 256023
6.00%, 12/1/2035 347,867 411,312
Pool# 745418
5.50%, 4/1/2036 52,362 61,260
Pool# 745516
5.50%, 5/1/2036 29,556 34,588
Pool# 889745
5.50%, 6/1/2036 5,257 6,190
Pool# 995065
5.50%, 9/1/2036 188,981 221,280
Pool# 888635
5.50%, 9/1/2036 119,431 140,618
Pool# 995024
5.50%, 8/1/2037 69,337 81,592
Pool# 995050
6.00%, 9/1/2037 623,196 737,481
Pool# 955194
7.00%, 11/1/2037 58,662 71,009
Pool# 928940
7.00%, 12/1/2037 60,431 67,233
Pool# MA3389
4.00%, 6/1/2038 224,322 240,702
Pool# MA3464
3.50%, 9/1/2038 360,100 380,430
Pool# 990810
7.00%, 10/1/2038 96,138 111,544
Pool# AD8536
5.00%, 8/1/2040 233,979 268,775
Pool# AB1735
3.50%, 11/1/2040 6,616 7,012
Pool# AE9747
4.50%, 12/1/2040 755,723 850,304
Pool# AB2067
3.50%, 1/1/2041 309,047 340,795
Pool# 932888
3.50%, 1/1/2041 203,551 229,067
Pool# AB2068
3.50%, 1/1/2041 173,096 188,576
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 932891
3.50%, 1/1/2041 39,440 43,903
Pool# AL3650
5.00%, 2/1/2041 17,268 19,864
Pool# AL6521
5.00%, 4/1/2041 1,139,618 1,307,738
Pool# AL0390
5.00%, 5/1/2041 475,067 547,253
Pool# AL5863
4.50%, 6/1/2041 2,448,547 2,696,895
Pool# AI9851
4.50%, 9/1/2041 42,968 48,369
Pool# AL0761
5.00%, 9/1/2041 150,813 173,761
Pool# BM3907
5.50%, 9/1/2041 302,009 355,463
Pool# AJ5431
4.50%, 10/1/2041 104,875 118,041
Pool# AJ4861
4.00%, 12/1/2041 153,981 169,204
Pool# AX5316
4.50%, 1/1/2042 74,660 83,813
Pool# AL2499
4.50%, 1/1/2042 33,448 37,580
Pool# AW8167
3.50%, 2/1/2042 1,062,503 1,148,557
Pool# AB5185
3.50%, 5/1/2042 414,031 448,563
Pool# AO3575
4.50%, 5/1/2042 58,994 65,027
Pool# AO4647
3.50%, 6/1/2042 870,732 944,492
Pool# AO8036
4.50%, 7/1/2042 481,795 533,874
Pool# AP2092
4.50%, 8/1/2042 31,807 34,571
Pool# AP6579
3.50%, 9/1/2042 747,423 810,608
Pool# AL2782
4.50%, 9/1/2042 136,989 154,213
Pool# AB6524
3.50%, 10/1/2042 1,138,343 1,233,222
Pool# AB7074
3.00%, 11/1/2042 768,351 819,024
Pool# AP8785
3.00%, 11/1/2042 249,956 266,243
Pool# AL2677
3.50%, 11/1/2042 730,513 797,913
Pool# AB6786
3.50%, 11/1/2042 502,614 543,375
Pool# MA1273
3.50%, 12/1/2042 383,581 415,837
Pool# AR4210
3.50%, 1/1/2043 183,887 199,086
Pool# AT4040
3.00%, 3/1/2043 188,264 200,608
Pool# AR8213
3.50%, 4/1/2043 192,291 210,025
Pool# AB9238
3.00%, 5/1/2043 1,009,355 1,089,584

NVIT Bond Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 37
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AB9237
3.00%, 5/1/2043 732,690 795,415
Pool# AB9236
3.00%, 5/1/2043 238,616 259,920
Pool# AB9362
3.50%, 5/1/2043 1,074,522 1,185,457
Pool# AT4145
3.00%, 6/1/2043 276,723 298,721
Pool# AB9814
3.00%, 7/1/2043 920,396 993,554
Pool# AT6871
3.00%, 7/1/2043 171,330 182,400
Pool# AS0203
3.00%, 8/1/2043 682,235 736,466
Pool# AS0255
4.50%, 8/1/2043 295,582 331,729
Pool# AS0516
3.00%, 9/1/2043 581,916 620,865
Pool# AL4471
4.00%, 9/1/2043 410,215 460,486
Pool# AL6951
3.50%, 10/1/2043 620,535 671,271
Pool# BM4222
3.00%, 1/1/2044 796,759 848,678
Pool# AS2276
4.50%, 4/1/2044 532,207 595,751
Pool# AW1006
4.00%, 5/1/2044 165,384 187,230
Pool# AL7767
4.50%, 6/1/2044 46,989 52,704
Pool# AS3161
4.00%, 8/1/2044 1,023,444 1,119,238
Pool# BM4650
3.00%, 10/1/2044 1,443,241 1,537,298
Pool# CA0688
3.50%, 10/1/2044 470,189 509,566
Pool# BC5090
4.00%, 10/1/2044 129,425 140,583
Pool# AS3946
4.00%, 12/1/2044 1,261,688 1,399,289
Pool# AL8303
3.00%, 1/1/2045 260,762 277,774
Pool# BM4384
4.00%, 1/1/2045 488,468 539,090
Pool# BM3611
4.00%, 1/1/2045 426,992 468,335
Pool# BM3804
3.50%, 2/1/2045 162,691 176,342
Pool# AL9555
4.00%, 2/1/2045 2,634,489 2,898,882
Pool# AX9524
4.00%, 2/1/2045 1,259,694 1,426,037
Pool# AS4418
4.00%, 2/1/2045 887,808 1,005,031
Pool# AS4375
4.00%, 2/1/2045 620,230 702,130
Pool# AL6889
4.50%, 2/1/2045 154,100 173,212
Pool# BM3931
3.00%, 3/1/2045 713,235 759,589
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AY1312
3.50%, 3/1/2045 2,206,351 2,433,007
Pool# AX9567
3.50%, 3/1/2045 113,770 124,645
Pool# BM4975
4.00%, 3/1/2045 229,062 252,066
Pool# AS4578
4.00%, 3/1/2045 156,833 176,732
Pool# BM3664
3.00%, 5/1/2045 785,455 836,469
Pool# AS4921
3.50%, 5/1/2045 1,126,894 1,230,190
Pool# AS5012
4.00%, 5/1/2045 1,683,555 1,905,862
Pool# BM5562
4.00%, 6/1/2045 321,441 354,775
Pool# AS5312
3.50%, 7/1/2045 221,216 241,504
Pool# AZ7111
4.00%, 7/1/2045 32,509 35,146
Pool# AZ9866
4.00%, 8/1/2045 28,575 31,118
Pool# AL7207
4.50%, 8/1/2045 187,845 211,123
Pool# AL9634
3.50%, 10/1/2045 151,404 163,797
Pool# BA2164
3.00%, 11/1/2045 185,024 194,654
Pool# AS6311
3.50%, 12/1/2045 2,409,421 2,569,674
Pool# AS6282
3.50%, 12/1/2045 1,731,768 1,889,478
Pool# BC0326
3.50%, 12/1/2045 1,341,303 1,430,654
Pool# BC0092
3.50%, 12/1/2045 124,466 133,407
Pool# BC0475
3.50%, 12/1/2045 73,054 78,206
Pool# AS6362
4.50%, 12/1/2045 36,916 40,909
Pool# AS6474
3.50%, 1/1/2046 351,671 391,225
Pool# AS6539
3.50%, 1/1/2046 316,689 352,332
Pool# AL9849
3.50%, 1/1/2046 219,236 237,192
Pool# AS6527
4.00%, 1/1/2046 329,009 357,451
Pool# BC0178
4.50%, 1/1/2046 6,855 7,491
Pool# BC1158
3.50%, 2/1/2046 1,849,400 1,972,781
Pool# BC2667
4.00%, 2/1/2046 48,397 52,291
Pool# BC0605
4.00%, 2/1/2046 31,730 34,208
Pool# AL9781
4.50%, 2/1/2046 393,913 441,703
Pool# BC0300
3.50%, 3/1/2046 1,451,900 1,542,793

38 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM4621
3.50%, 3/1/2046 573,649 620,560
Pool# AS6833
3.50%, 3/1/2046 31,314 33,424
Pool# AS6795
4.00%, 3/1/2046 233,515 251,295
Pool# BA6972
4.00%, 3/1/2046 59,062 64,292
Pool# BC0311
4.50%, 3/1/2046 5,262 5,748
Pool# BC0823
3.50%, 4/1/2046 270,105 287,883
Pool# BA7692
3.50%, 4/1/2046 18,792 20,592
Pool# AS7026
4.00%, 4/1/2046 165,996 179,062
Pool# AS7171
3.50%, 5/1/2046 95,611 101,682
Pool# AS7251
4.00%, 5/1/2046 27,103 29,219
Pool# AS7387
3.50%, 6/1/2046 261,925 278,440
Pool# AL8833
4.00%, 6/1/2046 996,981 1,128,552
Pool# AS7593
3.50%, 7/1/2046 1,048,514 1,129,480
Pool# AS7594
3.50%, 7/1/2046 1,012,371 1,095,017
Pool# AS7545
3.50%, 7/1/2046 377,770 401,595
Pool# AL8824
3.50%, 7/1/2046 228,214 253,900
Pool# AS7490
3.50%, 7/1/2046 155,032 169,261
Pool# BC1452
4.00%, 7/1/2046 1,929,721 2,095,924
Pool# BD5180
4.50%, 7/1/2046 10,119 11,072
Pool# MA2705
3.00%, 8/1/2046 1,055,549 1,109,776
Pool# BC1489
3.00%, 8/1/2046 168,496 181,838
Pool# BD4890
3.50%, 8/1/2046 1,447,011 1,541,895
Pool# BC9501
3.50%, 8/1/2046 35,234 37,484
Pool# AS7760
4.00%, 8/1/2046 210,268 229,372
Pool# AS7648
4.00%, 8/1/2046 161,971 174,315
Pool# AS7795
4.00%, 8/1/2046 100,940 108,683
Pool# BD3911
4.00%, 8/1/2046 28,219 30,426
Pool# BD3923
4.00%, 8/1/2046 14,657 15,836
Pool# AS7770
4.50%, 8/1/2046 65,809 71,855
Pool# BD5232
4.50%, 8/1/2046 9,833 10,735
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL8947
3.50%, 9/1/2046 287,782 315,382
Pool# BD4944
3.50%, 9/1/2046 61,729 65,492
Pool# AL9263
3.00%, 10/1/2046 265,920 285,194
Pool# AL9234
3.50%, 10/1/2046 103,175 114,789
Pool# BM3932
3.50%, 10/1/2046 90,197 96,060
Pool# AS8125
3.50%, 10/1/2046 80,351 87,047
Pool# FM1871
4.00%, 10/1/2046 186,754 204,573
Pool# BC4766
4.50%, 10/1/2046 57,317 62,701
Pool# AS8154
4.50%, 10/1/2046 37,229 40,644
Pool# FM1368
3.00%, 11/1/2046 2,181,206 2,292,271
Pool# MA2806
3.00%, 11/1/2046 676,097 710,691
Pool# BC9003
3.00%, 11/1/2046 255,824 269,055
Pool# AS8369
3.50%, 11/1/2046 836,975 905,511
Pool# BE5067
3.50%, 11/1/2046 684,023 731,360
Pool# BE0065
3.50%, 11/1/2046 18,536 19,757
Pool# BE5038
4.00%, 11/1/2046 17,266 19,745
Pool# MA2833
3.00%, 12/1/2046 5,465,928 5,748,668
Pool# AS8483
3.00%, 12/1/2046 1,299,971 1,372,291
Pool# BC9067
3.00%, 12/1/2046 480,426 505,771
Pool# AS8488
3.00%, 12/1/2046 362,772 391,498
Pool# AS8509
3.00%, 12/1/2046 109,977 119,758
Pool# BM1121
3.50%, 12/1/2046 835,812 921,352
Pool# AS8492
3.50%, 12/1/2046 728,948 810,999
Pool# AS8572
3.50%, 12/1/2046 708,338 752,253
Pool# AS8417
3.50%, 12/1/2046 647,820 687,006
Pool# BE4224
3.50%, 12/1/2046 30,809 32,767
Pool# AS8650
3.00%, 1/1/2047 2,145,082 2,253,352
Pool# AL9697
3.00%, 1/1/2047 953,193 1,028,645
Pool# AS8647
3.00%, 1/1/2047 689,022 738,960
Pool# BE5775
3.00%, 1/1/2047 651,852 685,767

NVIT Bond Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 39
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL9774
3.50%, 1/1/2047 455,185 511,696
Pool# AS8692
3.50%, 1/1/2047 447,890 475,068
Pool# BD2440
3.50%, 1/1/2047 396,987 421,259
Pool# BM3204
3.50%, 1/1/2047 388,410 431,924
Pool# BD2450
3.50%, 1/1/2047 303,001 321,646
Pool# BE6548
3.50%, 1/1/2047 119,238 126,729
Pool# BE7115
4.50%, 1/1/2047 18,771 20,625
Pool# BE5856
4.50%, 1/1/2047 14,532 15,923
Pool# BE6503
4.50%, 1/1/2047 11,426 12,452
Pool# BM3908
5.50%, 1/1/2047 63,219 74,419
Pool# MA2895
3.00%, 2/1/2047 6,562,480 6,898,111
Pool# BM3688
3.50%, 2/1/2047 909,134 969,029
Pool# BD5046
3.50%, 2/1/2047 184,376 196,030
Pool# BM5274
4.00%, 2/1/2047 169,666 183,435
Pool# BE8495
4.50%, 2/1/2047 10,312 11,239
Pool# BE7869
4.50%, 2/1/2047 4,053 4,398
Pool# AL9859
3.00%, 3/1/2047 2,092,316 2,199,784
Pool# AL9848
3.00%, 3/1/2047 668,610 702,956
Pool# AS8966
4.00%, 3/1/2047 104,689 112,267
Pool# BM5383
4.00%, 3/1/2047 92,100 102,165
Pool# AS8979
4.50%, 3/1/2047 97,759 108,578
Pool# BE9247
4.50%, 3/1/2047 7,873 8,573
Pool# BM3707
2.50%, 4/1/2047 289,467 308,044
Pool# AS9451
3.50%, 4/1/2047 289,989 306,616
Pool# AS9463
3.50%, 4/1/2047 274,760 302,174
Pool# BD7122
4.00%, 4/1/2047 1,268,642 1,360,758
Pool# AS9467
4.00%, 4/1/2047 494,590 540,712
Pool# AS9470
4.50%, 4/1/2047 335,297 371,305
Pool# BH0304
4.50%, 4/1/2047 20,988 22,831
Pool# AS9562
3.00%, 5/1/2047 123,094 129,335
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM3237
3.50%, 5/1/2047 597,299 658,423
Pool# AS9577
3.50%, 5/1/2047 255,495 279,516
Pool# BM1268
4.00%, 5/1/2047 482,672 530,626
Pool# BE3670
3.50%, 6/1/2047 448,768 474,833
Pool# AS9794
3.50%, 6/1/2047 231,097 254,134
Pool# AS9747
4.00%, 6/1/2047 1,348,849 1,488,701
Pool# BM3549
4.00%, 6/1/2047 561,453 609,964
Pool# BE3702
4.00%, 6/1/2047 257,480 276,485
Pool# BM1295
4.50%, 6/1/2047 227,044 251,538
Pool# BE9624
4.50%, 6/1/2047 36,048 39,303
Pool# BM3801
3.00%, 7/1/2047 1,129,432 1,187,260
Pool# AS9938
3.50%, 7/1/2047 214,364 238,384
Pool# BM1551
3.50%, 7/1/2047 207,349 228,565
Pool# AS9909
3.50%, 7/1/2047 109,533 120,206
Pool# BM1492
4.00%, 7/1/2047 1,010,453 1,104,745
Pool# AS9973
4.00%, 7/1/2047 98,622 105,340
Pool# 890673
3.00%, 8/1/2047 554,357 583,163
Pool# MA3087
3.50%, 8/1/2047 657,831 695,914
Pool# CA0240
3.50%, 8/1/2047 318,400 336,771
Pool# BM1658
3.50%, 8/1/2047 194,799 212,432
Pool# BH7375
3.50%, 8/1/2047 186,611 197,426
Pool# CA0123
4.00%, 8/1/2047 718,694 798,311
Pool# BH2597
4.00%, 8/1/2047 647,754 693,714
Pool# BH5359
4.00%, 8/1/2047 291,587 315,758
Pool# CA0133
4.00%, 8/1/2047 151,331 162,001
Pool# BM5787
4.00%, 8/1/2047 30,914 33,508
Pool# CA0407
3.50%, 9/1/2047 611,896 647,568
Pool# BH4004
4.00%, 9/1/2047 603,385 645,964
Pool# CA0392
4.00%, 9/1/2047 312,655 334,164
Pool# BM3556
4.00%, 9/1/2047 187,330 213,994

40 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA0265
4.00%, 9/1/2047 89,823 96,165
Pool# CA0487
3.50%, 10/1/2047 1,473,497 1,554,074
Pool# BM1959
3.50%, 10/1/2047 549,695 611,286
Pool# CA0493
4.00%, 10/1/2047 728,296 779,129
Pool# CA0549
4.00%, 10/1/2047 554,588 591,827
Pool# BM3015
4.00%, 10/1/2047 233,827 264,536
Pool# CA0496
4.50%, 10/1/2047 276,502 311,205
Pool# CA0623
4.50%, 10/1/2047 99,127 107,677
Pool# CA0693
3.50%, 11/1/2047 996,529 1,055,193
Pool# CA0680
3.50%, 11/1/2047 280,243 311,645
Pool# BM3358
3.50%, 11/1/2047 251,914 280,071
Pool# CA0696
4.00%, 11/1/2047 1,275,538 1,361,189
Pool# BM3191
4.00%, 11/1/2047 208,225 223,455
Pool# CA0808
4.00%, 11/1/2047 203,156 217,983
Pool# BM3379
3.00%, 12/1/2047 829,874 889,696
Pool# BJ2492
3.50%, 12/1/2047 552,162 584,304
Pool# MA3211
4.00%, 12/1/2047 1,564,693 1,676,465
Pool# BJ1699
4.00%, 12/1/2047 329,482 364,263
Pool# MA3238
3.50%, 1/1/2048 939,364 993,104
Pool# CA0991
3.50%, 1/1/2048 529,820 589,187
Pool# CA1015
4.00%, 1/1/2048 582,935 625,077
Pool# CA1025
4.50%, 1/1/2048 927,423 1,005,893
Pool# CA1189
3.50%, 2/1/2048 3,276,914 3,473,651
Pool# BH9280
3.50%, 2/1/2048 1,222,249 1,347,046
Pool# CA1242
3.50%, 2/1/2048 234,952 264,054
Pool# MA3277
4.00%, 2/1/2048 36,138 38,610
Pool# BJ8271
4.50%, 2/1/2048 786,879 861,614
Pool# BJ8270
4.50%, 2/1/2048 465,430 518,221
Pool# BK1586
4.50%, 2/1/2048 360,554 401,450
Pool# BJ8269
4.50%, 2/1/2048 344,781 387,849
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA4341
3.00%, 3/1/2048 270,108 283,298
Pool# MA3305
3.50%, 3/1/2048 107,346 113,523
Pool# BK1972
4.50%, 3/1/2048 105,846 117,915
Pool# BJ0640
5.00%, 3/1/2048 35,787 39,408
Pool# CA1510
3.50%, 4/1/2048 274,210 290,185
Pool# CA1531
3.50%, 4/1/2048 184,573 207,436
Pool# CA1551
4.00%, 4/1/2048 1,978,464 2,113,101
Pool# CA1560
4.50%, 4/1/2048 287,314 318,304
Pool# BJ2681
5.00%, 4/1/2048 127,181 140,116
Pool# MA3348
5.00%, 4/1/2048 20,750 22,831
Pool# BM4024
3.50%, 5/1/2048 123,614 138,925
Pool# MA3358
4.50%, 5/1/2048 539,890 587,880
Pool# MA3374
5.00%, 5/1/2048 44,804 49,306
Pool# CA1898
4.50%, 6/1/2048 302,700 333,996
Pool# CA1951
4.00%, 7/1/2048 491,889 524,978
Pool# BK6577
4.50%, 7/1/2048 42,550 46,030
Pool# CA1988
4.50%, 7/1/2048 14,194 15,356
Pool# BK4766
4.50%, 8/1/2048 525,241 581,388
Pool# CA2376
4.00%, 9/1/2048 585,842 624,799
Pool# MA3472
5.00%, 9/1/2048 45,745 50,113
Pool# MA3495
4.00%, 10/1/2048 685,848 730,408
Pool# CA2493
4.50%, 10/1/2048 282,787 306,090
Pool# BM4664
4.50%, 10/1/2048 192,757 213,993
Pool# BM5024
3.00%, 11/1/2048 1,552,277 1,625,334
Pool# FM1001
3.50%, 11/1/2048 125,443 132,769
Pool# MA3521
4.00%, 11/1/2048 702,525 748,507
Pool# MA3536
4.00%, 12/1/2048 529,422 564,089
Pool# BN0340
4.50%, 12/1/2048 784,214 847,852
Pool# CA2779
4.50%, 12/1/2048 674,434 739,921
Pool# BM5212
4.50%, 12/1/2048 253,545 274,185

NVIT Bond Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 41
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM2888
3.50%, 1/1/2049 4,215,824 4,448,875
Pool# BN3944
4.00%, 1/1/2049 257,266 276,518
Pool# BN3960
4.50%, 1/1/2049 476,000 514,780
Pool# BN6135
4.00%, 2/1/2049 292,748 312,191
Pool# FM2337
4.50%, 2/1/2049 961,440 1,039,125
Pool# CA3387
4.00%, 4/1/2049 683,948 754,678
Pool# CA3394
5.00%, 4/1/2049 86,266 95,319
Pool# CA3489
4.00%, 5/1/2049 505,743 558,042
Pool# MA3665
4.50%, 5/1/2049 749,271 810,252
Pool# FM1051
4.50%, 5/1/2049 492,245 532,349
Pool# CA3669
4.00%, 6/1/2049 761,495 838,450
Pool# CA3639
4.00%, 6/1/2049 309,106 335,559
Pool# CA3825
4.00%, 7/1/2049 553,794 620,975
Pool# CA3844
4.50%, 7/1/2049 394,848 426,948
Pool# CA4030
4.00%, 8/1/2049 1,592,128 1,697,872
Pool# CA4035
4.50%, 8/1/2049 426,390 461,249
Pool# BO2258
3.00%, 10/1/2049 1,875,393 1,963,933
Pool# BO5494
3.00%, 11/1/2049 227,528 241,114
Pool# MA3835
3.50%, 11/1/2049 458,234 482,748
Pool# MA3836
4.00%, 11/1/2049 628,861 670,178
Pool# BO6220
3.00%, 12/1/2049 2,219,729 2,325,039
Pool# BO6225
3.00%, 12/1/2049 1,886,207 1,974,980
Pool# BO5380
3.00%, 12/1/2049 287,058 304,152
Pool# MA3873
4.00%, 12/1/2049 457,935 488,022
Pool# MA3902
2.50%, 1/1/2050 655,774 688,339
Pool# FM2432
3.00%, 2/1/2050 1,994,855 2,089,397
Pool# CA5152
3.00%, 2/1/2050 588,027 618,630
Pool# MA3939
3.50%, 2/1/2050 1,959,989 2,064,826
Pool# FM2887
3.00%, 3/1/2050 1,100,000 1,155,440
Pool# FM0077
3.00%, 3/1/2050 246,885 260,909
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA5510
3.00%, 4/1/2050 946,889 992,797
Pool# CA5754
4.00%, 5/1/2050 138,665 149,577
Pool# CA6317
3.00%, 7/1/2050 862,781 904,702
Pool# CA6598
2.50%, 8/1/2050 1,296,138 1,370,134
Pool# FM4231
2.50%, 9/1/2050 3,250,000 3,411,392
Pool# FM4226
2.50%, 9/1/2050 3,200,000 3,388,191
Pool# FM4222
2.50%, 9/1/2050 725,000 774,659
Pool# CA7029
2.50%, 9/1/2050 650,000 694,523
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 10/25/2035 1,000,000 1,022,891
2.00%, 10/25/2035 8,900,000 9,247,656
2.50%, 10/25/2035 10,924,000 11,405,339
3.00%, 10/25/2035 4,277,663 4,488,706
3.50%, 10/25/2035 1,593,000 1,684,566
4.00%, 10/25/2035 143,000 151,661
4.50%, 10/25/2035 215,000 225,494
5.00%, 10/25/2035 35,000 36,916
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 10/25/2050 23,725,000 24,525,719
2.50%, 10/25/2050 31,785,000 33,337,003
3.00%, 10/25/2050 6,593,000 6,906,425
3.50%, 10/25/2050 7,805,050 8,228,535
4.00%, 10/25/2050 5,586,648 5,957,636
4.50%, 10/25/2050 99,000 107,094
2.50%, 11/25/2050 5,875,000 6,149,184
GNMA I Pool
Pool# 376510
7.00%, 5/15/2024 455 484
Pool# 457801
7.00%, 8/15/2028 2,038 2,241
Pool# 486936
6.50%, 2/15/2029 1,013 1,164
Pool# 502969
6.00%, 3/15/2029 2,995 3,343
Pool# 487053
7.00%, 3/15/2029 950 1,052
Pool# 781014
6.00%, 4/15/2029 2,254 2,648
Pool# 509099
7.00%, 6/15/2029 2,969 3,059
Pool# 470643
7.00%, 7/15/2029 7,805 8,046
Pool# 434505
7.50%, 8/15/2029 51 52
Pool# 416538
7.00%, 10/15/2029 73 73
Pool# 524269
8.00%, 11/15/2029 3,391 3,406
Pool# 781124
7.00%, 12/15/2029 7,036 8,280

42 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 507396
7.50%, 9/15/2030 38,175 39,983
Pool# 531352
7.50%, 9/15/2030 2,406 2,491
Pool# 536334
7.50%, 10/15/2030 170 175
Pool# 540659
7.00%, 1/15/2031 784 795
Pool# 486019
7.50%, 1/15/2031 873 912
Pool# 535388
7.50%, 1/15/2031 537 548
Pool# 528589
6.50%, 3/15/2031 19,030 21,029
Pool# 508473
7.50%, 4/15/2031 3,703 4,012
Pool# 544470
8.00%, 4/15/2031 2,202 2,211
Pool# 781287
7.00%, 5/15/2031 3,327 3,960
Pool# 781319
7.00%, 7/15/2031 1,000 1,209
Pool# 485879
7.00%, 8/15/2031 7,013 8,017
Pool# 572554
6.50%, 9/15/2031 41,947 47,618
Pool# 781328
7.00%, 9/15/2031 3,306 3,989
Pool# 550991
6.50%, 10/15/2031 518 580
Pool# 571267
7.00%, 10/15/2031 1,006 1,164
Pool# 555171
6.50%, 12/15/2031 1,235 1,364
Pool# 781380
7.50%, 12/15/2031 1,040 1,259
Pool# 781481
7.50%, 1/15/2032 4,580 5,608
Pool# 580972
6.50%, 2/15/2032 178 203
Pool# 781401
7.50%, 2/15/2032 3,080 3,736
Pool# 781916
6.50%, 3/15/2032 47,856 55,686
Pool# 552474
7.00%, 3/15/2032 4,603 5,391
Pool# 781478
7.50%, 3/15/2032 1,875 2,301
Pool# 781429
8.00%, 3/15/2032 3,225 3,824
Pool# 781431
7.00%, 4/15/2032 12,540 15,168
Pool# 552616
7.00%, 6/15/2032 37,706 43,855
Pool# 570022
7.00%, 7/15/2032 14,119 16,783
Pool# 595077
6.00%, 10/15/2032 6,211 7,295
Pool# 552903
6.50%, 11/15/2032 93,995 107,805
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 552952
6.00%, 12/15/2032 5,155 5,888
Pool# 602102
6.00%, 2/15/2033 14,669 16,360
Pool# 588192
6.00%, 2/15/2033 4,060 4,556
Pool# 553144
5.50%, 4/15/2033 18,633 21,425
Pool# 604243
6.00%, 4/15/2033 9,091 10,838
Pool# 611526
6.00%, 5/15/2033 8,231 9,167
Pool# 553320
6.00%, 6/15/2033 22,561 26,942
Pool# 573916
6.00%, 11/15/2033 33,288 37,106
Pool# 604788
6.50%, 11/15/2033 54,742 61,484
Pool# 781688
6.00%, 12/15/2033 30,961 36,914
Pool# 604875
6.00%, 12/15/2033 26,793 31,972
Pool# 781690
6.00%, 12/15/2033 12,275 14,634
Pool# 781699
7.00%, 12/15/2033 4,337 5,045
Pool# 621856
6.00%, 1/15/2034 9,089 10,129
Pool# 564799
6.00%, 3/15/2034 32,397 37,010
Pool# 630038
6.50%, 8/15/2034 63,466 73,395
Pool# 781804
6.00%, 9/15/2034 35,456 42,286
Pool# 781847
6.00%, 12/15/2034 26,019 31,025
Pool# 486921
5.50%, 2/15/2035 10,888 12,758
Pool# 781902
6.00%, 2/15/2035 30,910 36,784
Pool# 781933
6.00%, 6/15/2035 3,734 4,414
Pool# 649513
5.50%, 10/15/2035 259,665 296,801
Pool# 649510
5.50%, 10/15/2035 142,249 166,338
Pool# 652207
5.50%, 3/15/2036 43,054 47,576
Pool# 655519
5.00%, 5/15/2036 20,067 22,005
Pool# 652539
5.00%, 5/15/2036 12,078 13,551
Pool# 606308
5.50%, 5/15/2036 12,265 13,675
Pool# 606314
5.50%, 5/15/2036 7,102 7,841
Pool# 657912
6.50%, 8/15/2036 4,594 5,076
Pool# 697957
4.50%, 3/15/2039 954,353 1,059,987

NVIT Bond Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 43
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 704630
5.50%, 7/15/2039 47,989 55,561
Pool# 710724
4.50%, 8/15/2039 306,885 339,311
Pool# 722292
5.00%, 9/15/2039 520,865 583,979
Pool# 782803
6.00%, 11/15/2039 281,569 328,077
Pool# 736666
4.50%, 4/15/2040 736,682 814,470
Pool# 733312
4.00%, 9/15/2040 67,119 75,340
Pool# 742235
4.00%, 12/15/2040 178,617 194,135
Pool# 759075
4.00%, 1/15/2041 153,902 173,174
Pool# 755959
4.00%, 1/15/2041 144,445 162,553
Pool# 742244
4.00%, 1/15/2041 142,969 160,530
Pool# 755958
4.00%, 1/15/2041 142,608 160,267
Pool# 753826
4.00%, 1/15/2041 68,552 77,001
Pool# 690662
4.00%, 1/15/2041 53,563 59,199
Pool# 719486
4.00%, 1/15/2041 18,160 19,663
Pool# 759207
4.00%, 2/15/2041 260,269 292,797
Pool# 757555
4.00%, 2/15/2041 31,094 34,354
Pool# 757557
4.00%, 2/15/2041 26,122 28,024
Pool# 738107
4.00%, 3/15/2041 353,294 382,787
Pool# 784637
4.00%, 8/15/2041 115,042 125,066
Pool# 778869
4.00%, 2/15/2042 195,978 211,855
Pool# 783745
3.50%, 3/15/2043 1,076,809 1,145,370
Pool# AD8789
3.50%, 3/15/2043 581,272 627,769
Pool# AD2254
3.50%, 3/15/2043 109,975 117,572
Pool# AA6403
3.00%, 5/15/2043 852,215 915,360
Pool# AD2411
3.50%, 5/15/2043 503,487 538,222
Pool# 783781
3.50%, 6/15/2043 420,350 447,111
Pool# 784015
3.00%, 7/15/2043 163,526 170,928
Pool# 784459
3.00%, 12/15/2046 410,932 427,643
Pool# 784293
3.00%, 12/15/2046 68,835 74,041
Pool# 784355
4.00%, 12/15/2046 205,365 220,759
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 784500
3.00%, 2/15/2047 662,666 689,845
Pool# 784713
3.00%, 2/15/2047 156,057 162,442
Pool# 784458
3.50%, 12/15/2047 1,414,611 1,566,293
Pool# 784747
4.00%, 5/15/2048 301,529 318,919
Pool# 784715
4.00%, 5/15/2048 220,412 232,854
Pool# 785073
4.00%, 9/15/2049 260,549 276,710
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 381,109 452,079
Pool# 4245
6.00%, 9/20/2038 149,119 171,476
Pool# 4559
5.00%, 10/20/2039 360,073 410,777
Pool# 4715
5.00%, 6/20/2040 90,850 103,685
Pool# 4747
5.00%, 7/20/2040 1,056,484 1,205,605
Pool# 4771
4.50%, 8/20/2040 915,936 1,016,506
Pool# 4802
5.00%, 9/20/2040 685,629 782,426
Pool# 4834
4.50%, 10/20/2040 230,176 255,476
Pool# 737727
4.00%, 12/20/2040 1,228,504 1,379,132
Pool# 737730
4.00%, 12/20/2040 380,627 421,243
Pool# 4923
4.50%, 1/20/2041 356,217 400,654
Pool# 4978
4.50%, 3/20/2041 52,266 58,010
Pool# 5017
4.50%, 4/20/2041 553,695 614,566
Pool# 5056
5.00%, 5/20/2041 169,413 191,127
Pool# 5082
4.50%, 6/20/2041 210,274 233,426
Pool# 5175
4.50%, 9/20/2041 235,708 261,731
Pool# 675523
3.50%, 3/20/2042 249,544 274,137
Pool# 5332
4.00%, 3/20/2042 240,669 264,625
Pool# MA0392
3.50%, 9/20/2042 2,212,064 2,400,927
Pool# MA0462
3.50%, 10/20/2042 1,758,515 1,908,657
Pool# MA0534
3.50%, 11/20/2042 3,944,233 4,280,997
Pool# MA0625
3.50%, 12/20/2042 810,995 880,240
Pool# MA0698
3.00%, 1/20/2043 901,968 951,266

44 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA0852
3.50%, 3/20/2043 899,417 976,214
Pool# MA0934
3.50%, 4/20/2043 833,267 904,417
Pool# AF1001
3.50%, 6/20/2043 612,297 673,705
Pool# MA1376
4.00%, 10/20/2043 406,189 441,691
Pool# AJ9335
3.50%, 10/20/2044 81,197 87,760
Pool# MA2754
3.50%, 4/20/2045 722,667 771,717
Pool# MA2824
2.50%, 5/20/2045 684,660 726,270
Pool# MA2825
3.00%, 5/20/2045 1,551,822 1,647,429
Pool# AM4381
3.50%, 5/20/2045 760,346 811,274
Pool# MA2891
3.00%, 6/20/2045 2,642,277 2,801,664
Pool# MA2960
3.00%, 7/20/2045 878,852 928,701
Pool# 784156
4.00%, 8/20/2045 372,497 396,384
Pool# AO1103
3.50%, 9/20/2045 1,177,704 1,272,913
Pool# AO1099
3.50%, 9/20/2045 587,104 644,967
Pool# MA3106
4.00%, 9/20/2045 209,701 226,099
Pool# MA3172
3.00%, 10/20/2045 421,286 442,509
Pool# MA3173
3.50%, 10/20/2045 298,919 320,030
Pool# MA3174
4.00%, 10/20/2045 25,327 27,347
Pool# MA3243
3.00%, 11/20/2045 783,152 822,411
Pool# MA3244
3.50%, 11/20/2045 768,623 820,869
Pool# MA3309
3.00%, 12/20/2045 1,365,611 1,433,614
Pool# MA3310
3.50%, 12/20/2045 569,657 608,417
Pool# MA3377
4.00%, 1/20/2046 113,420 122,580
Pool# 784119
3.00%, 2/20/2046 1,476,476 1,551,110
Pool# MA3521
3.50%, 3/20/2046 2,087,480 2,229,630
Pool# MA3522
4.00%, 3/20/2046 762,343 821,547
Pool# MA3596
3.00%, 4/20/2046 608,310 643,961
Pool# MA3597
3.50%, 4/20/2046 598,860 640,686
Pool# MA3662
3.00%, 5/20/2046 1,208,798 1,278,652
Pool# MA3735
3.00%, 6/20/2046 1,386,075 1,456,028
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA3736
3.50%, 6/20/2046 3,542,858 3,818,327
Pool# MA3804
4.00%, 7/20/2046 121,893 131,183
Pool# MA3873
3.00%, 8/20/2046 2,958,603 3,131,128
Pool# MA3876
4.50%, 8/20/2046 119,844 133,066
Pool# MA3936
3.00%, 9/20/2046 2,359,884 2,496,651
Pool# MA3939
4.50%, 9/20/2046 17,685 19,488
Pool# MA4006
4.50%, 10/20/2046 352,549 391,485
Pool# MA4068
3.00%, 11/20/2046 439,045 464,645
Pool# MA4069
3.50%, 11/20/2046 44,862 47,688
Pool# MA4070
4.00%, 11/20/2046 75,272 81,003
Pool# MA4071
4.50%, 11/20/2046 25,282 28,060
Pool# MA4125
2.50%, 12/20/2046 228,003 240,166
Pool# MA4126
3.00%, 12/20/2046 4,415,779 4,669,766
Pool# MA4127
3.50%, 12/20/2046 1,001,437 1,065,156
Pool# MA4194
2.50%, 1/20/2047 912,278 960,399
Pool# MA4196
3.50%, 1/20/2047 282,642 301,771
Pool# MA4261
3.00%, 2/20/2047 1,090,106 1,142,404
Pool# MA4262
3.50%, 2/20/2047 4,426,863 4,703,458
Pool# MA4264
4.50%, 2/20/2047 31,243 34,371
Pool# MA4321
3.50%, 3/20/2047 2,320,447 2,476,203
Pool# AZ1974
3.50%, 4/20/2047 425,737 467,730
Pool# MA4382
3.50%, 4/20/2047 401,876 428,612
Pool# MA4383
4.00%, 4/20/2047 2,006,607 2,163,763
Pool# MA4384
4.50%, 4/20/2047 44,889 48,847
Pool# MA4509
3.00%, 6/20/2047 422,441 444,825
Pool# MA4511
4.00%, 6/20/2047 925,193 995,002
Pool# MA4512
4.50%, 6/20/2047 101,541 110,462
Pool# MA4585
3.00%, 7/20/2047 80,719 85,006
Pool# MA4587
4.00%, 7/20/2047 2,931,656 3,156,677
Pool# MA4652
3.50%, 8/20/2047 950,697 1,014,613

NVIT Bond Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 45
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# BC1888
3.50%, 8/20/2047 693,565 749,649
Pool# 784471
3.50%, 8/20/2047 614,507 656,723
Pool# MA4653
4.00%, 8/20/2047 142,246 153,177
Pool# 784408
3.50%, 10/20/2047 295,769 316,068
Pool# MA4780
4.50%, 10/20/2047 37,184 40,255
Pool# MA4836
3.00%, 11/20/2047 868,457 917,458
Pool# MA4837
3.50%, 11/20/2047 866,112 924,323
Pool# MA4838
4.00%, 11/20/2047 3,965,296 4,245,552
Pool# MA4899
3.00%, 12/20/2047 687,549 724,354
Pool# MA4900
3.50%, 12/20/2047 625,211 666,295
Pool# 784421
3.50%, 12/20/2047 414,691 443,154
Pool# MA4961
3.00%, 1/20/2048 1,286,951 1,359,208
Pool# MA4962
3.50%, 1/20/2048 1,215,916 1,293,512
Pool# MA5018
3.00%, 2/20/2048 328,529 343,919
Pool# MA5019
3.50%, 2/20/2048 65,964 70,259
Pool# MA5078
4.00%, 3/20/2048 2,553,078 2,728,743
Pool# 784480
3.50%, 4/20/2048 500,114 534,476
Pool# 784479
3.50%, 4/20/2048 327,445 349,942
Pool# 784481
3.50%, 4/20/2048 167,485 178,579
Pool# MA5137
4.00%, 4/20/2048 998,498 1,065,028
Pool# BD4034
4.00%, 4/20/2048 247,100 265,161
Pool# MA5138
4.50%, 4/20/2048 392,653 424,953
Pool# MA5192
4.00%, 5/20/2048 1,765,522 1,891,037
Pool# MA5265
4.50%, 6/20/2048 765,366 826,515
Pool# MA5331
4.50%, 7/20/2048 343,100 372,027
Pool# MA5398
4.00%, 8/20/2048 1,699,116 1,816,037
Pool# MA5399
4.50%, 8/20/2048 898,012 967,543
Pool# MA5466
4.00%, 9/20/2048 376,587 402,907
Pool# BJ2692
4.00%, 11/20/2048 189,693 201,567
Pool# MA5597
5.00%, 11/20/2048 35,533 38,696
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA5652
4.50%, 12/20/2048 440,299 473,684
Pool# 784656
4.50%, 12/20/2048 416,454 447,134
Pool# BK2856
4.50%, 12/20/2048 56,595 61,097
Pool# MA5653
5.00%, 12/20/2048 101,010 109,780
Pool# MA5712
5.00%, 1/20/2049 396,217 430,797
Pool# MA5818
4.50%, 3/20/2049 315,778 339,430
Pool# MA5878
5.00%, 4/20/2049 39,899 43,362
Pool# MA5987
4.50%, 6/20/2049 1,925,013 2,061,633
Pool# MA6041
4.50%, 7/20/2049 562,357 604,085
Pool# MA6092
4.50%, 8/20/2049 237,606 254,410
Pool# MA6474
3.00%, 2/20/2050 1,440,321 1,508,063
Pool# MA6542
3.50%, 3/20/2050 828,168 872,129
Pool# MA6657
3.50%, 5/20/2050 1,167,889 1,234,680
Pool# MA6710
3.00%, 6/20/2050 7,700,047 8,108,948
Pool# BW4732
2.50%, 8/20/2050 1,711,000 1,798,227
Pool# BW6206
2.50%, 8/20/2050 1,472,275 1,547,331
Pool# MA6820
3.00%, 8/20/2050 1,446,592 1,528,690
Pool# MA6821
3.50%, 8/20/2050 1,548,112 1,657,025
Pool# BW4741
2.50%, 9/20/2050 1,592,000 1,673,161
Pool# BY0805
2.50%, 9/20/2050 1,000,000 1,050,979
Pool# BY0776
2.50%, 9/20/2050 992,000 1,042,572
GNMA TBA
2.50%, 10/15/2050 8,103,000 8,507,517
3.00%, 10/15/2050 4,504,000 4,715,829
3.50%, 10/15/2050 2,466,750 2,598,278
4.00%, 10/15/2050 514,000 543,225
4.50%, 10/15/2050 575,000 628,569
3.00%, 11/15/2050 4,525,000 4,735,695
Total Mortgage-Backed Securities
(cost $634,002,939)
656,896,212

46 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Bond Index Fund
Municipal Bonds 0.7%
Principal
Amount ($) Value ($)
California 0.3%
Alameda County Joint Powers
Authority, RB, Series A,
7.05%, 12/1/2044 100,000 170,480
Bay Area Toll Authority, RB
Series F-1, 2.57%,
4/1/2031 60,000 65,091
Series F-2, 6.26%,
4/1/2049 250,000 425,925
California State University,
RB, Series B, 2.98%,
11/1/2051 90,000 94,307
City of San Francisco
California Public Utilities
Commission Water
Revenue, RB, Series B,
6.00%, 11/1/2040 100,000 145,031
Los Angeles Community
College District, GO, Series
E, 6.75%, 8/1/2049 300,000 535,884
Los Angeles County Public
Works Financing Authority,
RB, Series B, 7.62%,
8/1/2040 75,000 129,096
Los Angeles Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 200,000 341,750
Los Angeles Unified School
District, GO, Series RY,
6.76%, 7/1/2034 420,000 620,815
San Diego County Water
Authority, RB, Series B,
6.14%, 5/1/2049 100,000 160,320
Santa Clara Valley
Transportation Authority,
RB, Series A, 5.88%,
4/1/2032 200,000 255,948
State of California, GO
7.55%, 4/1/2039 1,410,000 2,466,964
7.63%, 3/1/2040 425,000 735,709
University of California, RB
Series AB, 3.35%, 7/1/2029 200,000 229,838
Series F, 5.95%, 5/15/2045 300,000 446,457
Series H, 6.55%, 5/15/2048 150,000 244,140
Series F, 6.58%, 5/15/2049 200,000 323,842
Series N, 3.26%, 5/15/2060 230,000 250,866
Series AQ, 4.77%,
5/15/2115 150,000 213,153
7,855,616
Connecticut 0.0%
†
State of Connecticut, GO,
Series A, 5.85%, 3/15/2032 500,000 697,710
Florida 0.0%
†
State Board of Administration
Finance Corp., RB
Series A, 1.26%, 7/1/2025 95,000 96,458
Municipal Bonds
Principal
Amount ($) Value ($)
Florida
State Board of Administration
Finance Corp., RB
(continued)
Series A, 2.15%, 7/1/2030 105,000 106,353
202,811
Georgia 0.0%
†
Municipal Electric Authority
of Georgia, Refunding, RB,
Series A, 6.66%, 4/1/2057 490,000 741,586
Illinois 0.1%
Chicago Transit Authority, RB,
Series A, 6.90%, 12/1/2040 300,000 427,935
State of Illinois, GO
4.95%, 6/1/2023 113,455 115,433
5.10%, 6/1/2033 945,000 955,008
1,498,376
Massachusetts 0.0%
†
Commonwealth of
Massachusetts, GO, Series
E, 4.20%, 12/1/2021 450,000 462,501
New Jersey 0.1%
New Jersey Economic
Development Authority, RB,
NATL-RE Insured, Series A,
7.43%, 2/15/2029 125,000 155,539
New Jersey State Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 440,000 746,350
New Jersey Transportation
Trust Fund Authority,
RB, 4.13%, 6/15/2042 30,000 28,592
Rutgers-State University of
New Jersey, RB, Series H,
5.67%, 5/1/2040 250,000 345,527
1,276,008
New York 0.1%
Metropolitan Transportation
Authority, RB, Series C,
7.34%, 11/15/2039 460,000 737,941
New York City Municipal
Water Finance Authority,
RB, Series AA, 5.44%,
6/15/2043 300,000 457,188
New York City Transitional
Finance Authority, RB,
Series B, 5.57%, 11/1/2038 500,000 686,970
New York State Dormitory
Authority, RB, 5.63%,
3/15/2039 250,000 335,888
Port Authority of New York &
New Jersey, RB, 6.04%,
12/1/2029 620,000 851,886
3,069,873

NVIT Bond Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 47
Municipal Bonds
Principal
Amount ($) Value ($)
Ohio 0.0%
†
American Municipal Power
Inc., RB, Series E, 6.27%,
2/15/2050 165,000 239,031
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 128,389
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 150,000 208,920
576,340
South Carolina 0.0%
†
South Carolina State Public
Service Authority, RB,
Series C, 6.45%, 1/1/2050 100,000 160,362
Texas 0.1%
Dallas Area Rapid Transit, RB,
Series B, 6.00%, 12/1/2044 200,000 308,200
Dallas-Fort Worth International
Airport, RB, Series C,
2.92%, 11/1/2050 100,000 99,482
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 45,000 46,784
State of Texas, GO, Series A,
4.63%, 4/1/2033 350,000 451,339
Texas Transportation
Commission, RB, Series B,
5.18%, 4/1/2030 150,000 192,475
University of Texas System,
RB
Series A, 5.26%, 7/1/2039 260,000 382,931
Series C, 4.79%, 8/15/2046 200,000 273,760
1,754,971
Virginia 0.0%
†
University of Virginia, RB,
Series VA, 2.26%, 9/1/2050 90,000 88,789
Washington 0.0%
†
State of Washington Motor
Vehicle Fuel Tax, GO,
Series F, 5.14%, 8/1/2040 200,000 293,390
Total Municipal Bonds
(cost $14,057,462)
18,678,333
Supranational 1.3%
African Development Bank
0.75%, 4/3/2023 1,000,000 1,012,187
3.00%, 9/20/2023 500,000 540,033
Asian Development Bank
2.00%, 2/16/2022 1,000,000 1,024,213
1.88%, 2/18/2022 500,000 511,188
1.88%, 7/19/2022 500,000 514,640
1.75%, 9/13/2022 1,000,000 1,029,481
2.75%, 3/17/2023 1,000,000 1,060,905
Supranational
Principal
Amount ($) Value ($)
2.63%, 1/30/2024 1,000,000 1,076,401
1.50%, 10/18/2024 500,000 522,998
1.88%, 1/24/2030 500,000 545,640
Corp. Andina de Fomento,
4.38%, 6/15/2022 350,000 369,691
European Bank for
Reconstruction &
Development, 1.50%,
2/13/2025 1,000,000 1,040,836
European Investment Bank
2.25%, 3/15/2022(b) 500,000 514,792
2.63%, 5/20/2022 1,000,000 1,039,318
2.50%, 3/15/2023(b) 500,000 527,544
1.38%, 5/15/2023(b) 3,000,000 3,089,433
2.38%, 5/24/2027(b) 2,000,000 2,228,532
Inter-American Development
Bank
1.75%, 4/14/2022 500,000 511,560
2.50%, 1/18/2023(b) 2,000,000 2,102,510
2.63%, 1/16/2024 1,000,000 1,075,750
1.75%, 3/14/2025 500,000 529,380
2.00%, 7/23/2026 1,000,000 1,081,142
2.25%, 6/18/2029 250,000 279,991
International Bank for
Reconstruction &
Development
2.13%, 12/13/2021 2,000,000 2,045,265
2.00%, 1/26/2022 750,000 767,533
1.63%, 2/10/2022 500,000 509,465
2.13%, 7/1/2022 500,000 516,498
7.63%, 1/19/2023 973,000 1,136,030
1.88%, 6/19/2023 1,000,000 1,043,556
3.00%, 9/27/2023 750,000 811,280
2.50%, 11/22/2027(b) 1,000,000 1,129,090
0.88%, 5/14/2030 1,000,000 1,001,462
Nordic Investment Bank,
2.25%, 5/21/2024 500,000 534,750
Total Supranational
(cost $30,489,686)
31,723,094
U.S. Government Agency Securities 1.4%
FFCB, 2.85%, 9/20/2021 945,000 969,759
FHLB
3.63%, 6/11/2021 3,500,000 3,584,089
3.00%, 12/9/2022 1,535,000 1,628,409
2.75%, 12/13/2024 1,000,000 1,100,630
5.50%, 7/15/2036 1,500,000 2,340,853
FHLMC
0.13%, 7/25/2022 3,325,000 3,323,309
0.25%, 6/26/2023 2,700,000 2,702,230
0.25%, 8/24/2023 3,535,000 3,535,307
0.38%, 7/21/2025 1,165,000 1,164,929
6.75%, 9/15/2029 557,000 841,804
6.25%, 7/15/2032 1,245,000 1,950,457
FNMA
2.63%, 1/11/2022 1,055,000 1,088,537
2.38%, 1/19/2023 490,000 514,005
0.50%, 6/17/2025 1,000,000 1,002,915

48 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Bond Index Fund
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FNMA
6.25%, 5/15/2029 2,500,000 3,616,011
7.25%, 5/15/2030 2,000,000 3,145,231
0.88%, 8/5/2030 440,000 432,720
Tennessee Valley Authority,
4.88%, 1/15/2048 500,000 762,529
Total U.S. Government Agency Securities
(cost $31,326,680)
33,703,724
U.S. Treasury Obligations 36.8%
U.S. Treasury Bonds
7.63%, 11/15/2022 (b) 2,000,000 2,318,125
6.25%, 8/15/2023 6,000,000 7,050,469
6.88%, 8/15/2025 (b) 449,000 592,505
6.00%, 2/15/2026 4,042,000 5,264,073
6.50%, 11/15/2026 (b) 3,000,000 4,113,750
5.50%, 8/15/2028 4,000,000 5,540,781
5.38%, 2/15/2031 (b) 3,000,000 4,419,609
5.00%, 5/15/2037 (b) 305,000 494,136
4.38%, 2/15/2038 250,000 384,648
4.25%, 5/15/2039 1,500,000 2,301,328
4.50%, 8/15/2039 (b) 1,080,000 1,707,792
4.38%, 11/15/2039 300,000 468,715
3.88%, 8/15/2040 1,000,000 1,480,117
4.25%, 11/15/2040 1,400,000 2,173,445
4.75%, 2/15/2041 2,000,000 3,298,828
3.75%, 8/15/2041 (b) 4,900,000 7,192,281
3.13%, 11/15/2041 7,100,000 9,593,875
3.13%, 2/15/2042 (b) 1,000,000 1,354,688
3.00%, 5/15/2042 1,000,000 1,329,297
2.75%, 8/15/2042 7,200,000 9,225,562
2.75%, 11/15/2042 1,500,000 1,920,645
3.13%, 2/15/2043 4,050,000 5,487,592
2.88%, 5/15/2043 5,350,000 6,985,512
3.63%, 2/15/2044 5,000,000 7,306,055
3.38%, 5/15/2044 4,000,000 5,644,219
3.13%, 8/15/2044 5,700,000 7,756,008
3.00%, 11/15/2044 5,500,000 7,348,730
2.50%, 2/15/2045 12,500,000 15,384,277
3.00%, 5/15/2045 5,500,000 7,363,555
2.88%, 8/15/2045 3,300,000 4,335,504
3.00%, 11/15/2045 (b) 7,600,000 10,210,125
2.50%, 2/15/2046 7,000,000 8,641,992
2.50%, 5/15/2046 3,000,000 3,706,289
2.88%, 11/15/2046 6,000,000 7,930,078
3.00%, 2/15/2047 5,000,000 6,763,086
3.00%, 5/15/2047 3,500,000 4,741,543
2.75%, 8/15/2047 4,500,000 5,840,684
2.75%, 11/15/2047 4,200,000 5,457,867
3.00%, 2/15/2048 5,000,000 6,794,727
3.38%, 11/15/2048 5,500,000 8,002,285
2.88%, 5/15/2049 5,000,000 6,694,336
2.25%, 8/15/2049 3,000,000 3,567,539
2.38%, 11/15/2049 1,800,000 2,197,617
2.00%, 2/15/2050 (b) 500,000 565,547
1.25%, 5/15/2050 (b) 1,700,000 1,611,016
1.38%, 8/15/2050 2,000,000 1,956,875
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
2.88%, 11/15/2021 4,000,000 4,121,562
1.88%, 11/30/2021 4,000,000 4,080,312
1.63%, 12/31/2021 5,000,000 5,091,406
2.00%, 12/31/2021 6,000,000 6,138,281
2.50%, 1/15/2022 8,000,000 8,242,812
1.50%, 1/31/2022 3,000,000 3,054,141
1.75%, 2/28/2022 (b) 3,000,000 3,068,086
1.88%, 2/28/2022 8,000,000 8,194,688
1.75%, 3/31/2022 20,500,000 20,993,281
1.88%, 3/31/2022 15,000,000 15,389,062
1.88%, 4/30/2022 2,500,000 2,568,555
1.75%, 5/15/2022 4,000,000 4,104,375
1.75%, 5/31/2022 17,000,000 17,455,547
2.13%, 6/30/2022 3,500,000 3,621,406
1.50%, 8/15/2022 (b) 30,000,000 30,764,062
1.75%, 9/30/2022 20,500,000 21,161,445
1.88%, 10/31/2022 6,000,000 6,216,328
2.00%, 10/31/2022 5,000,000 5,193,750
1.63%, 11/15/2022 1,300,000 1,340,676
2.00%, 11/30/2022 8,500,000 8,841,328
2.13%, 12/31/2022 10,000,000 10,444,922
1.75%, 1/31/2023 7,600,000 7,883,516
2.00%, 2/15/2023 6,000,000 6,261,562
1.50%, 2/28/2023 7,000,000 7,228,594
2.63%, 2/28/2023 (b) 5,000,000 5,298,633
1.50%, 3/31/2023 3,900,000 4,031,168
2.75%, 4/30/2023 5,000,000 5,334,180
1.75%, 5/15/2023 (b) 1,000,000 1,041,680
1.63%, 5/31/2023 2,000,000 2,078,516
2.75%, 8/31/2023 7,000,000 7,525,820
1.38%, 9/30/2023 3,500,000 3,627,012
2.88%, 10/31/2023 6,000,000 6,498,281
2.75%, 11/15/2023 5,000,000 5,400,781
2.13%, 11/30/2023 12,500,000 13,270,020
2.25%, 12/31/2023 4,000,000 4,268,750
2.63%, 12/31/2023 8,000,000 8,633,125
2.25%, 1/31/2024 5,500,000 5,877,910
2.50%, 1/31/2024 9,000,000 9,693,281
2.75%, 2/15/2024 2,500,000 2,716,309
2.00%, 4/30/2024 10,000,000 10,644,141
2.50%, 5/15/2024 7,000,000 7,582,148
2.00%, 5/31/2024 3,800,000 4,049,820
1.75%, 6/30/2024 6,000,000 6,347,344
2.13%, 7/31/2024 6,500,000 6,975,820
2.38%, 8/15/2024 24,353,000 26,386,856
1.50%, 9/30/2024 14,000,000 14,714,766
2.13%, 9/30/2024 9,000,000 9,684,492
1.50%, 10/31/2024 5,000,000 5,259,180
2.25%, 11/15/2024 7,550,000 8,175,234
2.13%, 11/30/2024 3,800,000 4,098,211
2.25%, 12/31/2024 5,000,000 5,425,977
2.00%, 2/15/2025 18,700,000 20,127,336
2.63%, 3/31/2025 4,300,000 4,757,379
2.13%, 5/15/2025 8,300,000 9,011,012
0.25%, 5/31/2025 7,500,000 7,498,828
0.25%, 7/31/2025 15,000,000 14,985,938
2.88%, 7/31/2025 (b) 6,500,000 7,311,992
2.00%, 8/15/2025 21,000,000 22,751,367
0.25%, 8/31/2025 4,000,000 3,995,938
2.75%, 8/31/2025 4,000,000 4,482,500

NVIT Bond Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 49
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
0.25%, 9/30/2025 8,000,000 7,989,376
2.25%, 11/15/2025 8,500,000 9,341,699
1.63%, 2/15/2026 8,500,000 9,089,687
1.50%, 8/15/2026 (b) 9,700,000 10,338,457
1.38%, 8/31/2026 4,500,000 4,764,199
1.63%, 9/30/2026 10,000,000 10,740,234
1.63%, 10/31/2026 8,000,000 8,595,938
2.25%, 2/15/2027 1,200,000 1,339,453
2.38%, 5/15/2027 5,700,000 6,424,523
0.50%, 5/31/2027 1,000,000 1,004,023
2.25%, 8/15/2027 8,300,000 9,308,645
0.50%, 8/31/2027 8,000,000 8,018,750
2.25%, 11/15/2027 12,890,000 14,490,173
2.75%, 2/15/2028 11,000,000 12,795,234
2.88%, 5/15/2028 10,000,000 11,764,844
2.88%, 8/15/2028 11,500,000 13,574,043
3.13%, 11/15/2028 7,000,000 8,431,445
2.63%, 2/15/2029 8,772,000 10,244,051
2.38%, 5/15/2029 5,700,000 6,558,340
1.63%, 8/15/2029 3,000,000 3,265,313
1.75%, 11/15/2029 (b) 4,000,000 4,403,594
0.63%, 5/15/2030 (b) 4,800,000 4,782,750
0.63%, 8/15/2030 (b) 5,000,000 4,971,094
Total U.S. Treasury Obligations
(cost $822,663,791)
907,775,034
Repurchase Agreements 1.4%
Bank of America NA
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$1,156,793, collateralized
by U.S. Government
Agency Securities,
3.00%, maturing
7/20/2049; total market
value $1,179,926. (h) 1,156,790 1,156,790
Cantor Fitzgerald & Co.
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$1,000,003, collateralized
by U.S. Government
Agency Securities,
ranging from 0.51%
- 7.00%, maturing
11/1/2023 - 6/20/2067;
total market value
$1,020,000. (h) 1,000,000 1,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
CF Secured, LLC
0.08%, dated
9/30/2020, due
10/1/2020, repurchase
price $10,000,023,
collateralized by U.S.
Government Agency
Securities, ranging from
2.00% - 4.63%, maturing
7/1/2035 - 7/20/2069;
total market value
$10,200,023. (h) 10,000,000 10,000,000
NatWest Markets Securities,
Inc.
0.07%, dated
9/29/2020, due
10/6/2020, repurchase
price $12,000,164,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 3.00%, maturing
7/15/2021 - 8/15/2048;
total market value
$12,240,036. (h) 12,000,000 12,000,000
Nomura Securities
International, Inc.
0.06%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$4,818,009, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 3.63%, maturing
11/15/2020 - 6/15/2023;
total market value
$4,914,364. (h) 4,818,000 4,818,000
Pershing LLC
0.14%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$5,000,020, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 9.00%, maturing
11/1/2020 - 8/20/2070;
total market value
$5,100,000. (h) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $33,974,790)
33,974,790
Total Investments Before TBA Sale
Commitments
(cost $2,285,102,049) — 100.3% 2,476,678,280

50 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Bond Index Fund
TBA Sale Commitments 0.0%
†
Principal
Amount ($) Value ($)
Mortgage-Backed Securities 0.0%
GNMA TBA
5.00%, 10/15/2050 (74,000)
(80,553)
Total TBA Sale Commitment
(cost $(80,562))
(80,553)
Total Investments
(cost $2,285,021,487) — 100.3%
2,476,597,727
Liabilities in excess of other
assets — (0.3)% (7,974,327)
NET ASSETS — 100.0%
$ 2,468,623,400
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2020.
(b) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on
loan at September 30, 2020 was $132,608,597, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $33,974,790 and by
$102,674,140 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.50%, and maturity dates ranging from 10/15/2020 –
2/15/2050, a total value of $136,648,930.
(c) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at September 30, 2020
was $18,495,101 which represents 0.75% of net assets.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of September 30, 2020.
(e) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2020.
(g) Investment in affiliate.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2020 was
$33,974,790.

NVIT Bond Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 51
ACES Alternative Credit Enhancement Services
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
RE Reinsured
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

52 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Bond Index Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 6,182,174 $ – $ 6,182,174
Commercial Mortgage-Backed Securities – 58,820,692 – 58,820,692
Corporate Bonds – 683,734,649 – 683,734,649
Foreign Government Securities – 45,189,578 – 45,189,578
Mortgage-Backed Securities – 656,896,212 – 656,896,212
Municipal Bonds – 18,678,333 – 18,678,333
Repurchase Agreements – 33,974,790 – 33,974,790
Supranational – 31,723,094 – 31,723,094
U.S. Government Agency Securities – 33,703,724 – 33,703,724

NVIT Bond Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 53
Level 1 Level 2 Level 3 Total
Assets:
U.S. Treasury Obligations $ – $ 907,775,034 $ – $ 907,775,034
Total Assets $ – $ 2,476,678,280 $ – $ 2,476,678,280
$ – $ – $ – $ –
Liabilities:
Mortgage-Backed Security $ – $ (80,553) $ – $ (80,553)
Total Liabilities $ – $ (80,553) $ – $ (80,553)
Total $ – $ 2,476,597,727 $ – $ 2,476,597,727
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report

54 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT International Index Fund
Common Stocks 98.7%
Shares Value ($)
AUSTRALIA 7.4%
Airlines 0.0%
†
Qantas Airways Ltd. 102,103 297,487
Banks 1.5%
Australia & New Zealand
Banking Group Ltd. 360,541 4,463,601
Commonwealth Bank of
Australia 223,191 10,200,833
National Australia Bank Ltd. 406,303 5,184,145
Westpac Banking Corp. 459,125 5,539,826
25,388,405
Beverages 0.1%
Coca-Cola Amatil Ltd. 58,517 398,999
Treasury Wine Estates Ltd. 89,903 576,849
975,848
Biotechnology 0.7%
CSL Ltd. 57,270 11,800,019
Capital Markets 0.3%
ASX Ltd. 24,524 1,436,436
Macquarie Group Ltd. 42,797 3,676,151
Magellan Financial Group
Ltd. 15,563 634,303
5,746,890
Chemicals 0.0%
†
Orica Ltd. 50,673 561,493
Commercial Services & Supplies 0.1%
Brambles Ltd. 196,182 1,476,872
Construction & Engineering 0.0%
†
CIMIC Group Ltd.* 15,066 200,727
Diversified Financial Services 0.0%
†
AMP Ltd. 412,538 388,249
Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd. 529,166 1,055,610
TPG Telecom Ltd.* 39,729 210,635
1,266,245
Electric Utilities 0.0%
†
AusNet Services 229,923 311,225
Equity Real Estate Investment Trusts (REITs) 0.4%
Dexus 139,377 889,491
Goodman Group 209,189 2,692,275
GPT Group (The) 247,625 693,959
Mirvac Group 499,382 782,118
Scentre Group 665,962 1,053,754
Stockland 291,193 790,985
Vicinity Centres 451,549 446,198
7,348,780
Food & Staples Retailing 0.4%
Coles Group Ltd. 169,572 2,068,125
Woolworths Group Ltd. 160,329 4,191,599
6,259,724
Gas Utilities 0.1%
APA Group 149,161 1,106,012
Health Care Equipment & Supplies 0.1%
Cochlear Ltd. 8,150 1,158,413
Health Care Providers & Services 0.1%
Ramsay Health Care Ltd. 23,217 1,101,350
Common Stocks
Shares Value ($)
AUSTRALIA
Health Care Providers & Services
Sonic Healthcare Ltd.(a) 57,371 1,364,879
2,466,229
Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd. 72,408 1,561,521
Crown Resorts Ltd. 43,675 275,832
Tabcorp Holdings Ltd. 294,718 707,285
2,544,638
Insurance 0.2%
Insurance Australia Group
Ltd. 293,785 924,573
Medibank Pvt Ltd. 361,858 651,844
QBE Insurance Group Ltd. 187,026 1,157,483
Suncorp Group Ltd. 160,295 973,747
3,707,647
Interactive Media & Services 0.1%
REA Group Ltd.(a) 6,874 543,144
SEEK Ltd. 40,571 620,633
1,163,777
IT Services 0.1%
Afterpay Ltd.* 27,151 1,586,818
Computershare Ltd. 65,222 572,637
2,159,455
Metals & Mining 2.2%
BHP Group Ltd. 371,161 9,551,014
BHP Group plc 268,491 5,723,914
BlueScope Steel Ltd. 63,796 582,383
Evolution Mining Ltd. 205,834 854,549
Fortescue Metals Group Ltd. 215,273 2,519,951
Glencore plc* 1,270,362 2,631,826
Newcrest Mining Ltd. 102,703 2,314,831
Northern Star Resources Ltd. 94,077 925,062
Rio Tinto Ltd. 47,190 3,194,938
Rio Tinto plc 141,205 8,520,045
South32 Ltd. 605,914 888,449
37,706,962
Multiline Retail 0.3%
Wesfarmers Ltd. 144,136 4,595,578
Multi-Utilities 0.0%
†
AGL Energy Ltd. 76,700 749,578
Oil, Gas & Consumable Fuels 0.2%
Ampol Ltd. 30,859 530,754
Oil Search Ltd. 235,941 448,103
Origin Energy Ltd. 223,889 692,310
Santos Ltd. 225,087 789,908
Washington H Soul Pattinson
& Co. Ltd.(a) 10,720 180,932
Woodside Petroleum Ltd. 119,786 1,513,006
4,155,013
Real Estate Management & Development 0.0%
†
Lendlease Corp. Ltd. 81,891 648,636
Road & Rail 0.0%
†
Aurizon Holdings Ltd. 242,929 741,290
Software 0.0%
†
WiseTech Global Ltd. 20,023 376,470
Transportation Infrastructure 0.2%
Sydney Airport 168,097 707,626

NVIT International Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 55
Common Stocks
Shares Value ($)
AUSTRALIA
Transportation Infrastructure
Transurban Group 347,682 3,523,563
4,231,189
129,532,851
AUSTRIA 0.1%
Banks 0.1%
Erste Group Bank AG 34,513 721,781
Raiffeisen Bank International
AG* 16,664 254,745
976,526
Electric Utilities 0.0%
†
Verbund AG 8,656 472,585
Machinery 0.0%
†
ANDRITZ AG 9,818 302,464
Metals & Mining 0.0%
†
voestalpine AG(a) 15,613 410,460
Oil, Gas & Consumable Fuels 0.0%
†
OMV AG* 18,678 510,239
2,672,274
BELGIUM 0.9%
Banks 0.1%
KBC Group NV 31,760 1,590,320
Beverages 0.3%
Anheuser-Busch InBev SA/
NV 96,862 5,228,378
Biotechnology 0.1%
Galapagos NV* 5,343 758,899
Chemicals 0.1%
Solvay SA 9,500 816,946
Umicore SA(a) 25,058 1,043,372
1,860,318
Diversified Financial Services 0.1%
Groupe Bruxelles Lambert
SA 9,391 846,421
Groupe Bruxelles Lambert
SA 4,876 439,780
Sofina SA 1,846 503,632
1,789,833
Diversified Telecommunication Services 0.0%
†
Proximus SADP 20,547 375,076
Electric Utilities 0.0%
†
Elia Group SA/NV 3,487 348,152
Food & Staples Retailing 0.0%
†
Colruyt SA* 7,190 466,553
Insurance 0.1%
Ageas SA/NV 21,353 871,416
Media 0.0%
†
Telenet Group Holding NV 4,487 173,932
Pharmaceuticals 0.1%
UCB SA 16,072 1,825,153
15,288,030
Common Stocks
Shares Value ($)
CHILE 0.0%
†
Metals & Mining 0.0%
†
Antofagasta plc 49,511 652,789
CHINA 0.6%
Banks 0.1%
BOC Hong Kong Holdings
Ltd. 470,500 1,248,120
Beverages 0.0%
†
Budweiser Brewing Co.
APAC Ltd. Reg. S(a)(b) 215,200 628,643
Biotechnology 0.1%
BeiGene Ltd., ADR*(a) 5,093 1,458,839
Food Products 0.1%
Wilmar International Ltd. 248,694 805,631
Health Care Equipment & Supplies 0.0%
†
Microport Scientific Corp.(a) 91,000 363,844
Internet & Direct Marketing Retail 0.3%
Prosus NV* 61,032 5,628,250
Machinery 0.0%
†
Yangzijiang Shipbuilding
Holdings Ltd. 368,300 268,555
10,401,882
DENMARK 2.5%
Air Freight & Logistics 0.2%
DSV Panalpina A/S 26,241 4,282,253
Banks 0.1%
Danske Bank A/S* 87,682 1,187,699
Beverages 0.1%
Carlsberg A/S, Class B 12,973 1,746,816
Biotechnology 0.2%
Genmab A/S* 8,272 3,003,665
Chemicals 0.2%
Chr Hansen Holding A/S 13,409 1,490,278
Novozymes A/S, Class B 25,796 1,622,543
3,112,821
Electric Utilities 0.2%
Orsted A/S Reg. S(b) 24,048 3,317,058
Electrical Equipment 0.2%
Vestas Wind Systems A/S 24,693 3,995,487
Health Care Equipment & Supplies 0.3%
Ambu A/S, Class B 20,226 572,656
Coloplast A/S, Class B 15,102 2,388,352
Demant A/S* 12,491 392,935
GN Store Nord A/S 16,277 1,231,600
4,585,543
Insurance 0.0%
†
Tryg A/S 14,090 444,093
Marine 0.1%
AP Moller - Maersk A/S,
Class A 442 645,622
AP Moller - Maersk A/S,
Class B 820 1,300,037
1,945,659

56 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
DENMARK
Pharmaceuticals 0.9%
H Lundbeck A/S 8,050 265,361
Novo Nordisk A/S, Class B 218,288 15,162,672
15,428,033
Textiles, Apparel & Luxury Goods 0.0%
†
Pandora A/S 12,932 930,573
43,979,700
FINLAND 1.2%
Banks 0.2%
Nordea Bank Abp 411,871 3,137,240
Communications Equipment 0.1%
Nokia OYJ* 718,734 2,817,147
Diversified Telecommunication Services 0.1%
Elisa OYJ 18,081 1,065,732
Electric Utilities 0.1%
Fortum OYJ 55,741 1,128,195
Insurance 0.1%
Sampo OYJ, Class A 59,878 2,368,885
Machinery 0.2%
Kone OYJ, Class B 43,208 3,798,504
Wartsila OYJ Abp 56,217 442,352
4,240,856
Oil, Gas & Consumable Fuels 0.2%
Neste OYJ 53,781 2,828,008
Paper & Forest Products 0.2%
Stora Enso OYJ, Class R 73,953 1,158,889
UPM- Kymmene OYJ 67,850 2,065,086
3,223,975
Pharmaceuticals 0.0%
†
Orion OYJ, Class B 12,329 557,961
21,367,999
FRANCE 10.2%
Aerospace & Defense 0.6%
Airbus SE* 74,669 5,419,831
Dassault Aviation SA* 278 235,972
Safran SA* 40,735 4,008,479
Thales SA 13,545 1,014,233
10,678,515
Auto Components 0.2%
Cie Generale des
Etablissements Michelin
SCA 21,572 2,308,308
Faurecia SE* 8,593 371,080
Valeo SA 29,773 909,962
3,589,350
Automobiles 0.1%
Peugeot SA* 74,765 1,348,038
Renault SA*(a) 24,047 620,705
1,968,743
Banks 0.4%
BNP Paribas SA* 140,920 5,104,972
Credit Agricole SA* 145,915 1,275,406
Societe Generale SA* 103,058 1,363,727
7,744,105
Beverages 0.3%
Pernod Ricard SA 26,993 4,307,816
Common Stocks
Shares Value ($)
FRANCE
Beverages
Remy Cointreau SA(a) 2,674 488,094
4,795,910
Building Products 0.2%
Cie de Saint-Gobain* 65,779 2,761,785
Capital Markets 0.0%
†
Amundi SA Reg. S*(b) 7,471 526,700
Natixis SA* 102,339 230,006
756,706
Chemicals 0.6%
Air Liquide SA 59,616 9,460,065
Arkema SA 8,767 930,081
10,390,146
Construction & Engineering 0.4%
Bouygues SA 28,788 998,042
Eiffage SA* 10,891 887,656
Vinci SA 65,504 5,463,746
7,349,444
Diversified Financial Services 0.0%
†
Eurazeo SE* 5,740 310,655
Wendel SE 2,947 267,326
577,981
Diversified Telecommunication Services 0.2%
Iliad SA 2,027 372,905
Orange SA 253,614 2,638,990
3,011,895
Electric Utilities 0.0%
†
Electricite de France SA 76,431 808,575
Electrical Equipment 0.6%
Legrand SA 33,935 2,709,155
Schneider Electric SE 69,583 8,636,295
11,345,450
Electronic Equipment, Instruments & Components 0.1%
Ingenico Group SA* 7,694 1,190,533
Entertainment 0.3%
Bollore SA 115,816 432,292
Ubisoft Entertainment SA* 11,503 1,039,517
Vivendi SA 105,410 2,938,008
4,409,817
Equity Real Estate Investment Trusts (REITs) 0.1%
Covivio 6,510 459,525
Gecina SA 5,521 730,429
ICADE 4,259 239,067
Klepierre SA 22,902 321,293
Unibail - Rodamco -Westfield 17,591 649,082
2,399,396
Food & Staples Retailing 0.1%
Carrefour SA 76,966 1,231,935
Food Products 0.3%
Danone SA 78,499 5,077,403
Health Care Equipment & Supplies 0.0%
†
BioMerieux 4,979 779,413
Health Care Providers & Services 0.0%
†
Orpea * 6,511 739,492
Hotels, Restaurants & Leisure 0.1%
Accor SA*(a) 23,781 665,144

NVIT International Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
FRANCE
Hotels, Restaurants & Leisure
La Francaise des Jeux
SAEM Reg. S(b) 9,606 352,804
Sodexo SA 11,247 800,932
1,818,880
Household Durables 0.0%
†
SEB SA 2,667 433,819
Insurance 0.3%
AXA SA 245,874 4,538,917
CNP Assurances* 24,003 299,967
SCOR SE* 20,523 568,628
5,407,512
Interactive Media & Services 0.0%
†
Adevinta ASA* 30,391 521,202
IT Services 0.4%
Atos SE* 12,427 1,001,042
Capgemini SE 20,451 2,619,277
Edenred 30,965 1,389,256
Worldline SA Reg. S*(b) 17,430 1,429,220
6,438,795
Life Sciences Tools & Services 0.1%
Sartorius Stedim Biotech 3,515 1,210,615
Machinery 0.1%
Alstom SA* 24,417 1,215,663
Media 0.1%
JCDecaux SA* 10,440 180,897
Publicis Groupe SA 27,307 884,926
1,065,823
Multi-Utilities 0.3%
Engie SA* 232,184 3,103,250
Suez SA 41,504 768,338
Veolia Environnement SA 68,507 1,477,417
5,349,005
Oil, Gas & Consumable Fuels 0.6%
TOTAL SE 311,921 10,709,197
Personal Products 0.6%
L'Oreal SA 31,927 10,389,114
Pharmaceuticals 0.8%
Ipsen SA 5,106 535,681
Sanofi 142,599 14,298,268
14,833,949
Professional Services 0.2%
Bureau Veritas SA* 37,343 838,762
Teleperformance 7,464 2,298,637
3,137,399
Software 0.2%
Dassault Systemes SE 16,712 3,117,368
Textiles, Apparel & Luxury Goods 1.8%
EssilorLuxottica SA* 36,153 4,922,623
Hermes International 4,026 3,470,347
Kering SA 9,501 6,312,324
LVMH Moet Hennessy Louis
Vuitton SE 35,120 16,418,456
31,123,750
Transportation Infrastructure 0.1%
Aeroports de Paris 3,812 379,572
Common Stocks
Shares Value ($)
FRANCE
Transportation Infrastructure
Getlink SE* 55,934 758,377
1,137,949
179,516,634
GERMANY 9.4%
Aerospace & Defense 0.1%
MTU Aero Engines AG 6,749 1,122,485
Air Freight & Logistics 0.3%
Deutsche Post AG
(Registered) 125,750 5,734,344
Airlines 0.0%
†
Deutsche Lufthansa AG
(Registered)* 33,579 289,434
Auto Components 0.1%
Continental AG 13,869 1,503,473
Automobiles 0.8%
Bayerische Motoren Werke
AG 42,090 3,056,160
Bayerische Motoren Werke
AG (Preference) 6,641 363,874
Daimler AG (Registered) 107,195 5,780,004
Porsche Automobil Holding
SE (Preference)* 19,359 1,155,824
Volkswagen AG 4,089 714,807
Volkswagen AG (Preference) 23,592 3,796,862
14,867,531
Banks 0.0%
†
Commerzbank AG* 125,621 617,417
Capital Markets 0.4%
Deutsche Bank AG
(Registered)* 249,596 2,104,423
Deutsche Boerse AG 24,153 4,241,729
6,346,152
Chemicals 0.7%
BASF SE 115,397 7,027,010
Covestro AG Reg. S(b) 21,031 1,044,226
Evonik Industries AG 26,658 690,629
Fuchs Petrolub SE
(Preference) 9,360 476,003
LANXESS AG 10,547 605,312
Symrise AG 16,355 2,262,582
12,105,762
Construction & Engineering 0.0%
†
Hochtief AG 2,901 225,836
Construction Materials 0.1%
HeidelbergCement AG 18,917 1,160,397
Diversified Telecommunication Services 0.4%
Deutsche Telekom AG
(Registered) 418,819 7,016,153
Telefonica Deutschland
Holding AG 145,367 372,861
United Internet AG
(Registered) 12,388 474,034
7,863,048
Electric Utilities 0.1%
Siemens Energy AG* 48,305 1,302,609

58 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
GERMANY
Food & Staples Retailing 0.0%
†
METRO AG 24,174 241,440
Health Care Equipment & Supplies 0.2%
Carl Zeiss Meditec AG 4,927 623,585
Sartorius AG (Preference) 4,521 1,857,198
Siemens Healthineers AG
Reg. S(b) 34,056 1,529,241
4,010,024
Health Care Providers & Services 0.3%
Fresenius Medical Care AG
& Co. KGaA 27,090 2,287,423
Fresenius SE & Co. KGaA 53,142 2,419,002
4,706,425
Household Products 0.2%
Henkel AG & Co. KGaA 13,210 1,237,355
Henkel AG & Co. KGaA
(Preference) 22,648 2,371,494
3,608,849
Independent Power and Renewable Electricity Producers
0.0%
†
Uniper SE 24,425 789,166
Industrial Conglomerates 0.7%
Siemens AG (Registered) 96,610 12,215,920
Insurance 0.9%
Allianz SE (Registered) 52,623 10,094,072
Hannover Rueck SE 7,665 1,188,224
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 17,760 4,509,252
15,791,548
Interactive Media & Services 0.1%
Scout24 AG Reg. S(b) 13,678 1,193,864
Internet & Direct Marketing Retail 0.2%
Delivery Hero SE Reg. S*(b) 16,273 1,871,887
Zalando SE Reg. S*(b) 19,286 1,805,203
3,677,090
Machinery 0.1%
GEA Group AG 20,204 712,189
KION Group AG 8,205 704,655
Knorr- Bremse AG 9,192 1,085,812
2,502,656
Metals & Mining 0.0%
†
thyssenkrupp AG* 45,904 232,005
Multi-Utilities 0.4%
E.ON SE 285,405 3,153,347
RWE AG 81,654 3,061,316
6,214,663
Personal Products 0.1%
Beiersdorf AG 12,814 1,457,182
Pharmaceuticals 0.6%
Bayer AG (Registered) 123,539 7,721,272
Merck KGaA 16,430 2,399,155
10,120,427
Real Estate Management & Development 0.5%
Aroundtown SA* 136,017 683,689
Deutsche Wohnen SE 43,441 2,173,643
Common Stocks
Shares Value ($)
GERMANY
Real Estate Management & Development
LEG Immobilien AG 8,773 1,252,365
Vonovia SE 65,488 4,500,239
8,609,936
Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG 159,020 4,498,159
Software 1.2%
Nemetschek SE 6,877 503,689
SAP SE 132,204 20,587,259
TeamViewer AG* 16,455 812,557
21,903,505
Textiles, Apparel & Luxury Goods 0.5%
adidas AG* 23,929 7,744,939
Puma SE* 10,937 985,442
8,730,381
Trading Companies & Distributors 0.1%
Brenntag AG 19,640 1,249,700
Transportation Infrastructure 0.0%
†
Fraport AG Frankfurt Airport
Services Worldwide* 5,583 221,083
165,112,511
HONG KONG 2.8%
Banks 0.1%
Bank of East Asia Ltd. (The) 155,740 287,119
Hang Seng Bank Ltd. 97,200 1,442,833
1,729,952
Capital Markets 0.4%
Hong Kong Exchanges &
Clearing Ltd. 152,400 7,163,467
Diversified Telecommunication Services 0.1%
HKT Trust & HKT Ltd. 469,220 621,652
PCCW Ltd. 513,000 306,599
928,251
Electric Utilities 0.2%
CK Infrastructure Holdings
Ltd. 90,500 423,514
CLP Holdings Ltd. 209,000 1,948,146
HK Electric Investments &
HK Electric Investments
Ltd. Reg. S 314,000 324,304
Power Assets Holdings Ltd. 172,000 904,626
3,600,590
Equity Real Estate Investment Trusts (REITs) 0.1%
Link REIT 262,700 2,147,412
Food & Staples Retailing 0.0%
†
Dairy Farm International
Holdings Ltd. 50,400 190,774
Food Products 0.1%
WH Group Ltd. Reg. S(b) 1,217,000 990,547
Gas Utilities 0.1%
Hong Kong & China Gas Co.
Ltd. 1,355,587 1,948,058
Hotels, Restaurants & Leisure 0.0%
†
Melco Resorts &
Entertainment Ltd., ADR 29,570 492,340

NVIT International Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
HONG KONG
Industrial Conglomerates 0.1%
Jardine Matheson Holdings
Ltd. 26,400 1,049,664
Jardine Matheson Holdings
Ltd. 2,400 95,257
Jardine Strategic Holdings
Ltd. 21,700 435,519
Jardine Strategic Holdings
Ltd. 4,100 81,227
1,661,667
Insurance 0.9%
AIA Group Ltd. 1,527,800 15,050,631
Machinery 0.1%
Techtronic Industries Co. Ltd. 174,500 2,294,615
Real Estate Management & Development 0.5%
CK Asset Holdings Ltd. 328,516 1,602,856
Hang Lung Properties Ltd. 244,000 622,208
Henderson Land
Development Co. Ltd. 182,775 674,283
Hongkong Land Holdings
Ltd. 133,400 494,221
Hongkong Land Holdings
Ltd. 8,100 30,166
Kerry Properties Ltd. 92,000 235,077
New World Development Co.
Ltd. 195,231 950,441
Pacific Century Premium
Developments Ltd.* 55,404 14,575
Sino Land Co. Ltd. 435,000 506,250
Sun Hung Kai Properties Ltd. 166,000 2,128,105
Swire Pacific Ltd., Class A 56,500 273,968
Swire Properties Ltd. 138,400 365,693
Wharf Real Estate
Investment Co. Ltd. 210,500 861,707
8,759,550
Road & Rail 0.1%
MTR Corp. Ltd. 191,500 950,367
Semiconductors & Semiconductor Equipment 0.0%
†
ASM Pacific Technology Ltd. 35,400 361,838
48,270,059
IRELAND 0.7%
Building Products 0.1%
Kingspan Group plc 19,420 1,766,310
Construction Materials 0.2%
CRH plc 99,824 3,604,760
Containers & Packaging 0.1%
Smurfit Kappa Group plc 28,730 1,127,346
Food Products 0.1%
Kerry Group plc, Class A 20,195 2,592,495
Hotels, Restaurants & Leisure 0.2%
Flutter Entertainment plc 19,620 3,108,879
Trading Companies & Distributors 0.0%
†
AerCap Holdings NV* 14,675 369,663
12,569,453
Common Stocks
Shares Value ($)
ISRAEL 0.6%
Aerospace & Defense 0.0%
†
Elbit Systems Ltd. 3,266 396,676
Banks 0.2%
Bank Hapoalim BM 143,449 765,870
Bank Leumi Le-Israel BM 181,689 799,328
Israel Discount Bank Ltd.,
Class A 137,812 371,459
Mizrahi Tefahot Bank Ltd. 15,695 278,114
2,214,771
Chemicals 0.0%
†
ICL Group Ltd. 100,608 355,171
IT Services 0.1%
Wix.com Ltd.* 6,636 1,691,185
Pharmaceuticals 0.1%
Teva Pharmaceutical
Industries Ltd., ADR*(a) 138,935 1,251,804
Real Estate Management & Development 0.0%
†
Azrieli Group Ltd. 5,444 242,555
Software 0.2%
Check Point Software
Technologies Ltd.*(a) 14,797 1,780,671
Nice Ltd.* 7,899 1,789,827
3,570,498
9,722,660
ITALY 2.0%
Aerospace & Defense 0.0%
†
Leonardo SpA 55,288 323,278
Auto Components 0.0%
†
Pirelli & C SpA Reg. S*(b) 43,443 186,074
Automobiles 0.2%
Ferrari NV 16,024 2,933,119
Banks 0.4%
FinecoBank Banca Fineco
SpA * 77,460 1,065,831
Intesa Sanpaolo SpA 2,102,190 3,947,343
Mediobanca Banca di
Credito Finanziario SpA 72,156 565,836
UniCredit SpA * 269,716 2,224,266
7,803,276
Beverages 0.0%
†
Davide Campari-Milano NV 73,262 800,746
Diversified Telecommunication Services 0.1%
Infrastrutture Wireless
Italiane SpA Reg. S(b) 33,506 371,541
Telecom Italia SpA 1,735,504 697,782
1,069,323
Electric Utilities 0.6%
Enel SpA 1,024,178 8,893,094
Terna Rete Elettrica
Nazionale SpA 178,860 1,253,135
10,146,229
Electrical Equipment 0.1%
Prysmian SpA (a) 30,678 892,031
Gas Utilities 0.1%
Snam SpA 258,936 1,331,396

60 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
ITALY
Health Care Equipment & Supplies 0.0%
†
DiaSorin SpA 3,044 613,554
Insurance 0.1%
Assicurazioni Generali SpA 139,687 1,967,276
Poste Italiane SpA Reg. S(b) 66,235 586,728
2,554,004
IT Services 0.1%
Nexi SpA Reg. S*(b) 43,821 878,741
Oil, Gas & Consumable Fuels 0.1%
Eni SpA 323,390 2,529,831
Pharmaceuticals 0.0%
†
Recordati Industria Chimica
e Farmaceutica SpA 13,060 668,173
Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA * 25,213 1,032,682
Transportation Infrastructure 0.1%
Atlantia SpA * 62,985 987,704
34,750,161
JAPAN 25.6%
Air Freight & Logistics 0.1%
SG Holdings Co. Ltd. 20,600 1,070,681
Yamato Holdings Co. Ltd. 37,700 992,370
2,063,051
Airlines 0.0%
†
ANA Holdings, Inc.*(a) 16,200 375,340
Japan Airlines Co. Ltd. 15,686 294,464
669,804
Auto Components 0.6%
Aisin Seiki Co. Ltd. 20,200 645,858
Bridgestone Corp. 68,000 2,147,897
Denso Corp. 55,100 2,413,523
JTEKT Corp.(a) 28,700 224,923
Koito Manufacturing Co. Ltd. 13,300 678,038
NGK Spark Plug Co. Ltd. 17,500 305,298
Stanley Electric Co. Ltd. 17,200 493,573
Sumitomo Electric Industries
Ltd. 95,900 1,077,612
Sumitomo Rubber Industries
Ltd. 17,100 158,621
Toyoda Gosei Co. Ltd. 8,700 199,403
Toyota Industries Corp. 18,600 1,176,124
Yokohama Rubber Co. Ltd.
(The) 16,700 237,690
9,758,560
Automobiles 1.7%
Honda Motor Co. Ltd. 207,200 4,888,681
Isuzu Motors Ltd. 68,100 596,599
Mazda Motor Corp. 65,680 384,060
Mitsubishi Motors Corp.(a) 90,299 199,322
Nissan Motor Co. Ltd.(a) 294,000 1,044,926
Subaru Corp.(a) 78,200 1,518,065
Suzuki Motor Corp. 46,800 2,004,516
Toyota Motor Corp. 268,194 17,738,232
Yamaha Motor Co. Ltd. 36,300 527,824
28,902,225
Banks 1.1%
Aozora Bank Ltd.(a) 12,900 214,374
Common Stocks
Shares Value ($)
JAPAN
Banks
Bank of Kyoto Ltd. (The)(a) 6,500 314,018
Chiba Bank Ltd. (The)(a) 61,400 338,838
Concordia Financial Group
Ltd.(a) 122,400 426,668
Fukuoka Financial Group,
Inc. 19,500 328,302
Japan Post Bank Co. Ltd.(a) 46,500 363,183
Mebuki Financial Group, Inc. 118,700 269,317
Mitsubishi UFJ Financial
Group, Inc.(a) 1,532,467 6,081,476
Mizuho Financial Group, Inc.
(a) 306,652 3,830,562
Resona Holdings, Inc.(a) 265,900 906,202
Seven Bank Ltd.(a) 65,300 158,328
Shinsei Bank Ltd. 16,500 204,444
Shizuoka Bank Ltd. (The)(a) 52,900 365,873
Sumitomo Mitsui Financial
Group, Inc. 165,853 4,615,049
Sumitomo Mitsui Trust
Holdings, Inc. 42,940 1,142,614
19,559,248
Beverages 0.3%
Asahi Group Holdings Ltd. 57,500 2,002,698
Coca-Cola Bottlers Japan
Holdings, Inc. 18,000 301,296
Ito En Ltd.(a) 6,100 435,203
Kirin Holdings Co. Ltd. 104,600 1,964,599
Suntory Beverage & Food
Ltd. 17,100 642,714
5,346,510
Biotechnology 0.0%
†
PeptiDream , Inc.* 11,200 526,251
Building Products 0.5%
AGC, Inc. 23,800 697,026
Daikin Industries Ltd. 31,700 5,845,183
LIXIL Group Corp.(a) 32,000 643,407
TOTO Ltd.(a) 18,700 857,996
8,043,612
Capital Markets 0.3%
Daiwa Securities Group, Inc.
(a) 178,300 748,363
Japan Exchange Group, Inc. 64,800 1,813,396
Nomura Holdings, Inc. 399,700 1,823,328
SBI Holdings, Inc. 29,190 755,312
5,140,399
Chemicals 1.0%
Air Water, Inc.(a) 22,500 304,377
Asahi Kasei Corp. 158,000 1,379,243
Daicel Corp.(a) 25,300 182,335
JSR Corp.(a) 27,000 640,407
Kansai Paint Co. Ltd. 22,200 551,408
Kuraray Co. Ltd. 42,900 416,638
Mitsubishi Chemical Holdings
Corp. 162,800 939,956
Mitsubishi Gas Chemical
Co., Inc. 18,400 341,367
Mitsui Chemicals, Inc. 22,000 532,196

NVIT International Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 61
Common Stocks
Shares Value ($)
JAPAN
Chemicals
Nippon Paint Holdings Co.
Ltd. 18,600 1,914,126
Nippon Sanso Holdings
Corp. 20,000 309,153
Nissan Chemical Corp.(a) 16,500 880,170
Nitto Denko Corp. 20,200 1,316,928
Shin-Etsu Chemical Co. Ltd. 45,000 5,873,487
Showa Denko KK(a) 16,900 309,766
Sumitomo Chemical Co. Ltd.
(a) 183,700 608,259
Teijin Ltd.(a) 22,800 353,509
Toray Industries, Inc.(a) 176,300 806,197
Tosoh Corp. 31,700 515,415
18,174,937
Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd. 32,400 656,271
Park24 Co. Ltd.(a) 12,000 193,716
Secom Co. Ltd.(a) 26,700 2,439,683
Sohgo Security Services Co.
Ltd. 8,300 395,501
Toppan Printing Co. Ltd. 35,300 497,193
4,182,364
Construction & Engineering 0.2%
JGC Holdings Corp. 24,000 249,284
Kajima Corp.(a) 54,800 656,355
Obayashi Corp. 82,500 747,702
Shimizu Corp.(a) 70,400 527,945
Taisei Corp. 24,300 818,804
3,000,090
Construction Materials 0.0%
†
Taiheiyo Cement Corp. 16,100 410,899
Consumer Finance 0.0%
†
Acom Co. Ltd.(a) 59,900 259,514
Diversified Consumer Services 0.0%
†
Benesse Holdings, Inc. 7,400 190,007
Diversified Financial Services 0.2%
Mitsubishi UFJ Lease &
Finance Co. Ltd. 47,300 218,768
ORIX Corp. 168,400 2,096,481
Tokyo Century Corp.(a) 4,800 261,209
2,576,458
Diversified Telecommunication Services 0.2%
Nippon Telegraph &
Telephone Corp. 163,656 3,348,247
Electric Utilities 0.2%
Chubu Electric Power Co.,
Inc. 81,900 996,172
Chugoku Electric Power Co.,
Inc. (The)(a) 39,100 489,532
Kansai Electric Power Co.,
Inc. (The) 89,500 867,572
Kyushu Electric Power Co.,
Inc.(a) 48,400 439,622
Tohoku Electric Power Co.,
Inc. 50,100 502,023
Common Stocks
Shares Value ($)
JAPAN
Electric Utilities
Tokyo Electric Power Co.
Holdings, Inc.* 173,600 477,280
3,772,201
Electrical Equipment 0.5%
Fuji Electric Co. Ltd. 15,000 473,928
Mitsubishi Electric Corp. 232,000 3,132,184
Nidec Corp. 56,900 5,291,758
8,897,870
Electronic Equipment, Instruments & Components 1.6%
Hamamatsu Photonics KK 16,900 851,549
Hirose Electric Co. Ltd. 4,394 565,735
Hitachi Ltd. 123,000 4,156,133
Keyence Corp. 23,144 10,786,090
Kyocera Corp. 40,800 2,331,229
Murata Manufacturing Co.
Ltd. 73,000 4,710,097
Omron Corp. 23,600 1,838,282
Shimadzu Corp. 28,200 860,292
TDK Corp. 16,500 1,804,338
Yokogawa Electric Corp. 28,800 457,537
28,361,282
Entertainment 0.7%
Konami Holdings Corp.(a) 12,300 533,150
Nexon Co. Ltd. 61,600 1,529,825
Nintendo Co. Ltd. 14,200 8,072,421
Square Enix Holdings Co.
Ltd. 11,500 764,592
Toho Co. Ltd. 13,000 535,851
11,435,839
Equity Real Estate Investment Trusts (REITs) 0.4%
Daiwa House REIT
Investment Corp. 251 642,745
GLP J-REIT 454 700,852
Japan Prime Realty
Investment Corp. 108 335,378
Japan Real Estate
Investment Corp. 167 853,848
Japan Retail Fund
Investment Corp. 360 557,474
Nippon Building Fund, Inc. 160 908,330
Nippon Prologis REIT, Inc. 262 884,663
Nomura Real Estate Master
Fund, Inc. 528 663,825
Orix JREIT, Inc. 304 468,975
United Urban Investment
Corp. 395 440,519
6,456,609
Food & Staples Retailing 0.4%
Aeon Co. Ltd. 83,100 2,233,859
Cosmos Pharmaceutical
Corp. 2,300 400,081
Kobe Bussan Co. Ltd.(a) 7,200 395,877
Lawson, Inc. 6,200 295,371
Seven & i Holdings Co. Ltd. 95,800 2,961,466
Sundrug Co. Ltd. 8,400 316,258
Tsuruha Holdings, Inc. 4,700 665,164
Welcia Holdings Co. Ltd. 12,400 545,180
7,813,256

62 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Food Products 0.4%
Ajinomoto Co., Inc. 57,700 1,186,172
Calbee , Inc. 11,500 379,116
Kikkoman Corp.(a) 18,400 1,021,087
MEIJI Holdings Co. Ltd. 14,280 1,091,045
NH Foods Ltd. 10,300 459,655
Nisshin Seifun Group, Inc.(a) 26,923 429,283
Nissin Foods Holdings Co.
Ltd.(a) 8,000 752,007
Toyo Suisan Kaisha Ltd. 11,200 591,904
Yakult Honsha Co. Ltd. 15,200 843,345
Yamazaki Baking Co. Ltd. 17,300 302,156
7,055,770
Gas Utilities 0.1%
Osaka Gas Co. Ltd. 47,700 929,335
Toho Gas Co. Ltd.(a) 8,700 431,304
Tokyo Gas Co. Ltd. 47,800 1,092,060
2,452,699
Health Care Equipment & Supplies 0.8%
Asahi Intecc Co. Ltd. 25,800 810,434
Hoya Corp. 47,100 5,309,095
Olympus Corp. 148,100 3,074,143
Sysmex Corp. 21,300 2,032,746
Terumo Corp. 82,100 3,270,989
14,497,407
Health Care Providers & Services 0.1%
Alfresa Holdings Corp. 24,400 533,778
Medipal Holdings Corp. 25,500 510,607
Suzuken Co. Ltd. 7,820 298,056
1,342,441
Health Care Technology 0.2%
M3, Inc. 56,100 3,483,356
Hotels, Restaurants & Leisure 0.2%
McDonald's Holdings Co.
Japan Ltd.(a) 7,526 366,106
Oriental Land Co. Ltd.(a) 25,400 3,558,354
3,924,460
Household Durables 1.1%
Casio Computer Co. Ltd.(a) 23,500 379,427
Iida Group Holdings Co. Ltd. 17,300 349,777
Nikon Corp.(a) 43,800 295,939
Panasonic Corp. 280,700 2,377,763
Rinnai Corp. 4,700 459,181
Sekisui Chemical Co. Ltd. 45,300 724,148
Sekisui House Ltd. 79,000 1,397,175
Sharp Corp.(a) 30,000 371,687
Sony Corp. 158,700 12,138,156
18,493,253
Household Products 0.2%
Lion Corp. 27,600 567,612
Pigeon Corp. 14,300 638,887
Unicharm Corp. 51,300 2,291,776
3,498,275
Independent Power and Renewable Electricity Producers
0.0%
†
Electric Power Development
Co. Ltd. 19,100 294,744
Industrial Conglomerates 0.1%
Keihan Holdings Co. Ltd.(a) 11,900 493,525
Common Stocks
Shares Value ($)
JAPAN
Industrial Conglomerates
Toshiba Corp. 49,200 1,252,345
1,745,870
Insurance 0.6%
Dai-ichi Life Holdings, Inc. 137,100 1,934,935
Japan Post Holdings Co. Ltd. 200,200 1,365,552
Japan Post Insurance Co.
Ltd. 25,500 401,222
MS&AD Insurance Group
Holdings, Inc.(a) 56,541 1,531,421
Sompo Holdings, Inc. 42,350 1,466,926
T&D Holdings, Inc. 63,700 629,975
Tokio Marine Holdings, Inc. 79,200 3,468,341
10,798,372
Interactive Media & Services 0.2%
Kakaku.com, Inc. 15,800 417,705
LINE Corp.* 4,600 234,315
Z Holdings Corp. 337,200 2,252,884
2,904,904
Internet & Direct Marketing Retail 0.1%
Mercari , Inc.* 10,600 489,788
Rakuten , Inc. 109,400 1,181,799
ZOZO, Inc. 15,300 426,725
2,098,312
IT Services 0.7%
Fujitsu Ltd. 25,000 3,423,261
GMO Payment Gateway, Inc. 4,900 526,963
Itochu Techno-Solutions
Corp. 11,300 430,052
NEC Corp. 31,500 1,843,882
Nomura Research Institute
Ltd. 40,715 1,196,617
NTT Data Corp.(a) 80,200 1,028,112
Obic Co. Ltd. 8,900 1,566,000
Otsuka Corp. 12,100 619,226
SCSK Corp.(a) 7,300 408,417
TIS, Inc. 26,900 571,729
11,614,259
Leisure Products 0.3%
Bandai Namco Holdings, Inc.
(a) 25,400 1,855,449
Sega Sammy Holdings, Inc. 20,700 251,777
Shimano, Inc. 9,400 1,850,703
Yamaha Corp.(a) 16,800 804,151
4,762,080
Machinery 1.4%
Amada Co. Ltd. 41,200 386,146
Daifuku Co. Ltd. 12,500 1,258,125
FANUC Corp. 24,000 4,604,092
Hino Motors Ltd.(a) 40,100 259,880
Hitachi Construction
Machinery Co. Ltd.(a) 13,400 485,262
Hoshizaki Corp. 6,000 478,500
Kawasaki Heavy Industries
Ltd.(a) 18,799 254,420
Komatsu Ltd.(a) 111,300 2,450,227
Kubota Corp. 131,900 2,359,539
Kurita Water Industries Ltd. 11,200 369,649
Makita Corp. 28,000 1,335,525
MINEBEA MITSUMI, Inc. 46,100 869,784

NVIT International Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 63
Common Stocks
Shares Value ($)
JAPAN
Machinery
MISUMI Group, Inc. 36,100 1,008,974
Mitsubishi Heavy Industries
Ltd. 42,200 937,313
Miura Co. Ltd. 10,000 488,968
Nabtesco Corp. 13,000 473,664
NGK Insulators Ltd. 33,600 479,404
NSK Ltd. 42,600 326,065
SMC Corp. 7,300 4,062,871
Sumitomo Heavy Industries
Ltd. 14,600 339,655
THK Co. Ltd. 16,900 424,003
Yaskawa Electric Corp. 30,500 1,191,065
24,843,131
Marine 0.0%
†
Nippon Yusen KK 20,300 351,924
Media 0.1%
CyberAgent , Inc. 11,900 735,950
Dentsu Group, Inc. 26,901 794,843
Hakuhodo DY Holdings, Inc. 31,200 403,188
1,933,981
Metals & Mining 0.2%
Hitachi Metals Ltd. 30,000 461,174
JFE Holdings, Inc. 57,200 400,051
Maruichi Steel Tube Ltd.(a) 7,500 187,572
Mitsubishi Materials Corp. 12,400 244,811
Nippon Steel Corp.* 102,644 969,476
Sumitomo Metal Mining Co.
Ltd. 29,600 916,299
3,179,383
Multiline Retail 0.1%
Isetan Mitsukoshi Holdings
Ltd.(a) 35,060 185,964
Marui Group Co. Ltd.(a) 25,000 479,575
Pan Pacific International
Holdings Corp. 52,400 1,220,659
Ryohin Keikaku Co. Ltd. 31,400 521,563
2,407,761
Oil, Gas & Consumable Fuels 0.2%
ENEOS Holdings, Inc. 390,139 1,393,164
Idemitsu Kosan Co. Ltd.(a) 23,056 491,220
Inpex Corp. 129,700 693,860
2,578,244
Paper & Forest Products 0.0%
†
Oji Holdings Corp.(a) 101,000 463,521
Personal Products 0.5%
Kao Corp. 61,300 4,599,960
Kobayashi Pharmaceutical
Co. Ltd. 6,100 590,461
Kose Corp. 4,200 513,533
Pola Orbis Holdings, Inc. 13,200 249,304
Shiseido Co. Ltd. 50,800 2,914,928
8,868,186
Pharmaceuticals 1.9%
Astellas Pharma, Inc. 236,700 3,523,643
Chugai Pharmaceutical Co.
Ltd. 85,400 3,832,249
Daiichi Sankyo Co. Ltd. 216,300 6,646,577
Eisai Co. Ltd. 32,000 2,920,031
Common Stocks
Shares Value ($)
JAPAN
Pharmaceuticals
Hisamitsu Pharmaceutical
Co., Inc. 5,600 285,898
Kyowa Kirin Co. Ltd. 35,000 994,141
Nippon Shinyaku Co. Ltd. 5,300 436,973
Ono Pharmaceutical Co. Ltd. 47,000 1,475,524
Otsuka Holdings Co. Ltd. 49,600 2,103,574
Santen Pharmaceutical Co.
Ltd. 47,500 973,984
Shionogi & Co. Ltd.(a) 34,200 1,829,736
Sumitomo Dainippon Pharma
Co. Ltd.(a) 24,600 323,933
Taisho Pharmaceutical
Holdings Co. Ltd. 3,400 224,232
Takeda Pharmaceutical Co.
Ltd. 197,949 7,051,335
32,621,830
Professional Services 0.5%
Nihon M&A Center, Inc. 19,000 1,083,779
Persol Holdings Co. Ltd.(a) 19,600 318,795
Recruit Holdings Co. Ltd. 161,700 6,415,836
7,818,410
Real Estate Management & Development 0.5%
Aeon Mall Co. Ltd. 14,830 208,465
Daito Trust Construction Co.
Ltd.(a) 7,900 700,424
Daiwa House Industry Co.
Ltd.(a) 72,000 1,849,931
Hulic Co. Ltd. 41,700 391,124
Mitsubishi Estate Co. Ltd. 150,300 2,271,644
Mitsui Fudosan Co. Ltd. 118,300 2,060,521
Nomura Real Estate
Holdings, Inc.(a) 13,200 251,068
Sumitomo Realty &
Development Co. Ltd.(a) 39,300 1,162,696
Tokyu Fudosan Holdings
Corp. 66,700 287,156
9,183,029
Road & Rail 0.8%
Central Japan Railway Co. 18,300 2,625,445
East Japan Railway Co. 37,076 2,284,546
Hankyu Hanshin Holdings,
Inc. 29,100 936,137
Keikyu Corp.(a) 24,799 380,912
Keio Corp.(a) 13,099 810,017
Keisei Electric Railway Co.
Ltd. 17,300 489,077
Kintetsu Group Holdings Co.
Ltd. 22,400 955,575
Kyushu Railway Co.(a) 19,200 410,160
Nagoya Railroad Co. Ltd.(a) 25,199 690,502
Nippon Express Co. Ltd. 8,700 506,453
Odakyu Electric Railway Co.
Ltd.(a) 37,500 943,480
Seibu Holdings, Inc.(a) 29,200 314,099
Tobu Railway Co. Ltd. 23,800 735,124
Tokyu Corp.(a) 63,200 820,295
West Japan Railway Co. 20,700 1,023,116
13,924,938

64 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Semiconductors & Semiconductor Equipment 0.6%
Advantest Corp.(a) 25,200 1,223,987
Disco Corp. 3,500 851,637
Lasertec Corp. 9,400 777,413
Renesas Electronics Corp.* 93,400 684,089
Rohm Co. Ltd. 10,600 818,473
SUMCO Corp. 35,400 497,887
Tokyo Electron Ltd. 19,000 4,972,860
9,826,346
Software 0.1%
Oracle Corp. Japan 5,200 563,772
Trend Micro, Inc. 16,600 1,012,895
1,576,667
Specialty Retail 0.5%
ABC-Mart, Inc. 3,300 171,775
Fast Retailing Co. Ltd. 7,400 4,643,200
Hikari Tsushin, Inc. 2,800 667,244
Nitori Holdings Co. Ltd. 10,200 2,121,497
Shimamura Co. Ltd. 3,100 303,035
USS Co. Ltd.(a) 29,200 522,323
Yamada Holdings Co. Ltd. 94,500 471,211
8,900,285
Technology Hardware, Storage & Peripherals 0.3%
Brother Industries Ltd.(a) 27,200 432,014
Canon, Inc.(a) 127,200 2,111,249
FUJIFILM Holdings Corp. 45,800 2,256,821
Ricoh Co. Ltd.(a) 82,400 555,482
Seiko Epson Corp.(a) 32,700 375,908
5,731,474
Tobacco 0.2%
Japan Tobacco, Inc. 152,500 2,784,772
Trading Companies & Distributors 0.9%
ITOCHU Corp.(a) 171,300 4,380,274
Marubeni Corp.(a) 206,100 1,169,325
Mitsubishi Corp. 167,700 4,011,952
Mitsui & Co. Ltd. 205,200 3,524,775
MonotaRO Co. Ltd. 15,800 786,913
Sumitomo Corp.(a) 151,100 1,811,816
Toyota Tsusho Corp. 26,800 748,460
16,433,515
Transportation Infrastructure 0.0%
†
Japan Airport Terminal Co.
Ltd.(a) 6,100 269,136
Kamigumi Co. Ltd. 12,200 240,197
509,333
Wireless Telecommunication Services 1.5%
KDDI Corp.(a) 204,500 5,173,022
NTT DOCOMO, Inc.(a) 143,300 5,314,212
SoftBank Corp.(a) 362,700 4,064,005
SoftBank Group Corp.(a) 197,500 12,195,083
26,746,322
448,538,487
JORDAN 0.0%
†
Pharmaceuticals 0.0%
†
Hikma Pharmaceuticals plc 20,299 679,888
LUXEMBOURG 0.2%
Life Sciences Tools & Services 0.1%
Eurofins Scientific SE*(a) 1,677 1,327,575
Common Stocks
Shares Value ($)
LUXEMBOURG
Media 0.0%
†
SES SA, FDR 49,601 350,911
Metals & Mining 0.1%
ArcelorMittal SA*(a) 87,271 1,163,842
2,842,328
MACAU 0.2%
Hotels, Restaurants & Leisure 0.2%
Galaxy Entertainment Group
Ltd. 276,000 1,868,069
Sands China Ltd. 308,300 1,199,686
SJM Holdings Ltd. 229,000 270,442
Wynn Macau Ltd.*(a) 181,200 290,060
3,628,257
MALTA 0.0%
†
Capital Markets 0.0%
†
BGP Holdings plc*^ 848,508 0
NETHERLANDS 4.1%
Banks 0.2%
ABN AMRO Bank NV, CVA
Reg. S(b) 50,658 423,607
ING Groep NV 495,368 3,507,630
3,931,237
Beverages 0.2%
Heineken Holding NV 14,646 1,139,821
Heineken NV 32,950 2,928,148
4,067,969
Biotechnology 0.1%
Argenx SE* 5,661 1,491,176
Chemicals 0.4%
Akzo Nobel NV 24,462 2,477,387
Koninklijke DSM NV 21,910 3,610,677
6,088,064
Diversified Financial Services 0.1%
EXOR NV 13,786 750,198
Diversified Telecommunication Services 0.1%
Altice Europe NV* 79,730 381,850
Koninklijke KPN NV 444,705 1,045,668
1,427,518
Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize
NV 139,927 4,141,228
Health Care Equipment & Supplies 0.3%
Koninklijke Philips NV* 116,326 5,480,146
Insurance 0.1%
Aegon NV(a) 220,482 572,610
NN Group NV(a) 37,123 1,394,407
1,967,017
Internet & Direct Marketing Retail 0.1%
Just Eat Takeaway.com NV
Reg. S*(a)(b) 15,428 1,727,749
IT Services 0.3%
Adyen NV Reg. S*(b) 2,295 4,229,357
Oil, Gas & Consumable Fuels 0.7%
Koninklijke Vopak NV 8,867 499,564
Royal Dutch Shell plc, Class
A 517,218 6,401,711

NVIT International Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 65
Common Stocks
Shares Value ($)
NETHERLANDS
Oil, Gas & Consumable Fuels
Royal Dutch Shell plc, Class
B 467,144 5,651,048
12,552,323
Professional Services 0.2%
Randstad NV* 15,486 808,059
Wolters Kluwer NV 34,706 2,963,059
3,771,118
Semiconductors & Semiconductor Equipment 1.1%
ASML Holding NV 53,875 19,865,577
71,490,677
NEW ZEALAND 0.3%
Diversified Telecommunication Services 0.0%
†
Spark New Zealand Ltd. 222,747 694,679
Electric Utilities 0.0%
†
Mercury NZ Ltd. 104,919 354,019
Food Products 0.1%
a2 Milk Co. Ltd. (The)* 91,571 932,645
Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare
Corp. Ltd. 73,038 1,607,699
Health Care Providers & Services 0.0%
†
Ryman Healthcare Ltd. 54,219 507,093
Independent Power and Renewable Electricity Producers
0.0%
†
Meridian Energy Ltd. 151,540 494,312
Transportation Infrastructure 0.1%
Auckland International
Airport Ltd. 148,060 717,382
5,307,829
NORWAY 0.5%
Banks 0.1%
DNB ASA 120,535 1,664,793
Chemicals 0.1%
Yara International ASA 22,508 866,647
Diversified Telecommunication Services 0.1%
Telenor ASA 91,684 1,536,167
Food Products 0.1%
Mowi ASA 55,876 991,198
Orkla ASA 92,531 936,427
1,927,625
Insurance 0.0%
†
Gjensidige Forsikring ASA 24,367 494,656
Media 0.0%
†
Schibsted ASA, Class B* 12,017 480,128
Metals & Mining 0.0%
†
Norsk Hydro ASA* 161,292 443,963
Oil, Gas & Consumable Fuels 0.1%
Equinor ASA 127,325 1,796,888
9,210,867
Common Stocks
Shares Value ($)
PORTUGAL 0.2%
Electric Utilities 0.1%
EDP - Energias de Portugal
SA 353,048 1,735,253
Food & Staples Retailing 0.0%
†
Jeronimo Martins SGPS SA 32,215 517,574
Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA 62,894 582,971
2,835,798
RUSSIA 0.0%
†
Metals & Mining 0.0%
†
Evraz plc 72,161 321,756
SINGAPORE 1.0%
Aerospace & Defense 0.0%
†
Singapore Technologies
Engineering Ltd. 185,100 471,723
Airlines 0.0%
†
Singapore Airlines Ltd. 160,114 409,251
Banks 0.5%
DBS Group Holdings Ltd. 228,200 3,356,440
Oversea-Chinese Banking
Corp. Ltd. 420,400 2,611,836
United Overseas Bank Ltd. 149,600 2,100,109
8,068,385
Capital Markets 0.1%
Singapore Exchange Ltd. 99,400 668,899
Distributors 0.0%
†
Jardine Cycle & Carriage Ltd. 12,566 166,679
Diversified Telecommunication Services 0.1%
Singapore
Telecommunications Ltd. 1,037,850 1,619,006
Electronic Equipment, Instruments & Components 0.0%
†
Venture Corp. Ltd. 32,800 465,070
Equity Real Estate Investment Trusts (REITs) 0.2%
Ascendas REIT 390,943 933,315
CapitaLand Commercial
Trust 318,844 385,976
CapitaLand Mall Trust 301,200 428,856
Mapletree Commercial Trust 281,700 403,144
Mapletree Logistics Trust 313,600 471,088
Suntec REIT 232,800 249,204
2,871,583
Hotels, Restaurants & Leisure 0.0%
†
Genting Singapore Ltd. 706,796 347,253
Industrial Conglomerates 0.0%
†
Keppel Corp. Ltd. 182,400 598,289
Real Estate Management & Development 0.1%
CapitaLand Ltd. 340,097 679,537
City Developments Ltd. 61,200 344,206
UOL Group Ltd. 66,200 324,238
1,347,981
17,034,119
SOUTH AFRICA 0.2%
Metals & Mining 0.2%
Anglo American plc 156,138 3,770,517

66 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
SPAIN 2.2%
Banks 0.4%
Banco Bilbao Vizcaya
Argentaria SA 847,636 2,342,673
Banco Santander SA 2,112,531 3,935,563
Bankinter SA 85,928 369,713
CaixaBank SA 456,224 967,328
7,615,277
Biotechnology 0.1%
Grifols SA(a) 37,919 1,092,813
Construction & Engineering 0.1%
ACS Actividades de
Construccion y Servicios
SA(a) 32,385 733,754
Ferrovial SA 61,606 1,494,521
2,228,275
Diversified Telecommunication Services 0.3%
Cellnex Telecom SA Reg.
S(b) 40,219 2,444,341
Telefonica SA(a) 618,783 2,122,331
4,566,672
Electric Utilities 0.6%
Endesa SA 40,377 1,079,873
Iberdrola SA 748,090 9,207,368
Red Electrica Corp. SA 54,857 1,029,307
11,316,548
Electrical Equipment 0.0%
†
Siemens Gamesa
Renewable Energy SA 30,306 816,859
Gas Utilities 0.1%
Enagas SA 28,047 646,169
Naturgy Energy Group SA 37,531 752,551
1,398,720
Insurance 0.0%
†
Mapfre SA 115,104 180,232
IT Services 0.2%
Amadeus IT Group SA 57,109 3,169,320
Oil, Gas & Consumable Fuels 0.1%
Repsol SA 189,125 1,263,208
Specialty Retail 0.2%
Industria de Diseno Textil SA 138,668 3,855,346
Transportation Infrastructure 0.1%
Aena SME SA Reg. S*(b) 8,581 1,195,261
38,698,531
SWEDEN 3.1%
Banks 0.3%
Skandinaviska Enskilda
Banken AB, Class A* 206,893 1,831,394
Svenska Handelsbanken AB,
Class A* 197,779 1,661,075
Swedbank AB, Class A* 115,122 1,800,468
5,292,937
Building Products 0.2%
Assa Abloy AB, Class B 127,414 2,973,977
Nibe Industrier AB, Class B* 39,642 1,021,724
3,995,701
Common Stocks
Shares Value ($)
SWEDEN
Capital Markets 0.0%
†
EQT AB 29,411 569,212
Commercial Services & Supplies 0.0%
†
Securitas AB, Class B* 38,118 583,364
Communications Equipment 0.2%
Telefonaktiebolaget LM
Ericsson, Class B(a) 371,041 4,056,827
Construction & Engineering 0.1%
Skanska AB, Class B(a) 43,243 911,136
Diversified Financial Services 0.3%
Industrivarden AB, Class C* 20,799 554,219
Investor AB, Class B 57,902 3,775,668
Kinnevik AB, Class B 30,484 1,233,978
L E Lundbergforetagen AB,
Class B* 9,028 446,570
6,010,435
Diversified Telecommunication Services 0.1%
Telia Co. AB 298,698 1,228,358
Electronic Equipment, Instruments & Components 0.2%
Hexagon AB, Class B* 35,776 2,703,806
Food & Staples Retailing 0.0%
†
ICA Gruppen AB(a) 12,291 624,818
Hotels, Restaurants & Leisure 0.1%
Evolution Gaming Group AB
Reg. S(b) 16,162 1,068,311
Household Durables 0.1%
Electrolux AB Series B(a) 30,384 708,191
Husqvarna AB, Class B 48,561 534,698
1,242,889
Household Products 0.1%
Essity AB, Class B 77,098 2,605,205
Industrial Conglomerates 0.0%
†
Investment AB Latour , Class
B 16,568 388,440
Machinery 0.9%
Alfa Laval AB* 39,992 882,645
Atlas Copco AB, Class A 85,364 4,062,745
Atlas Copco AB, Class B 49,606 2,066,742
Epiroc AB, Class A 83,775 1,215,941
Epiroc AB, Class B 45,014 626,062
Sandvik AB* 143,514 2,799,542
SKF AB, Class B 48,390 997,171
Volvo AB, Class B* 189,006 3,630,161
16,281,009
Metals & Mining 0.1%
Boliden AB 34,769 1,033,751
Oil, Gas & Consumable Fuels 0.0%
†
Lundin Energy AB 24,369 482,672
Paper & Forest Products 0.1%
Svenska Cellulosa AB SCA,
Class B* 77,019 1,055,738
Specialty Retail 0.1%
Hennes & Mauritz AB, Class
B(a) 102,126 1,761,530

NVIT International Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 67
Common Stocks
Shares Value ($)
SWEDEN
Tobacco 0.1%
Swedish Match AB 20,472 1,670,269
Wireless Telecommunication Services 0.1%
Tele2 AB, Class B(a) 63,483 896,338
54,462,746
SWITZERLAND 10.4%
Banks 0.0%
†
Banque Cantonale Vaudoise
(Registered)(a) 4,204 426,172
Beverages 0.0%
†
Coca-Cola HBC AG 25,379 627,349
Building Products 0.2%
Geberit AG (Registered) 4,709 2,790,224
Capital Markets 0.7%
Credit Suisse Group AG
(Registered) 308,680 3,089,505
Julius Baer Group Ltd. 28,451 1,212,902
Partners Group Holding AG 2,376 2,186,331
UBS Group AG (Registered) 458,839 5,122,325
11,611,063
Chemicals 0.6%
Clariant AG (Registered) 25,170 494,858
EMS- Chemie Holding AG
(Registered) 968 868,556
Givaudan SA (Registered) 1,174 5,059,971
Sika AG (Registered) 17,647 4,335,340
10,758,725
Construction Materials 0.2%
LafargeHolcim Ltd.
(Registered)* 66,554 3,033,763
Diversified Telecommunication Services 0.1%
Swisscom AG (Registered) 3,293 1,746,778
Electrical Equipment 0.3%
ABB Ltd. (Registered) 230,906 5,852,311
Food Products 2.7%
Barry Callebaut AG
(Registered) 380 844,916
Chocoladefabriken Lindt &
Spruengli AG 137 1,156,283
Chocoladefabriken Lindt &
Spruengli AG (Registered) 12 1,067,936
Nestle SA (Registered) 376,110 44,621,349
47,690,484
Health Care Equipment & Supplies 0.4%
Alcon, Inc.* 62,506 3,548,719
Sonova Holding AG
(Registered)* 6,958 1,764,460
Straumann Holding AG
(Registered) 1,312 1,319,957
6,633,136
Insurance 0.7%
Baloise Holding AG
(Registered) 5,893 866,863
Swiss Life Holding AG
(Registered)* 4,057 1,532,825
Swiss Re AG 37,458 2,772,490
Common Stocks
Shares Value ($)
SWITZERLAND
Insurance
Zurich Insurance Group AG 19,019 6,612,635
11,784,813
Life Sciences Tools & Services 0.3%
Lonza Group AG
(Registered) 9,320 5,753,052
Machinery 0.1%
Schindler Holding AG 5,176 1,413,226
Schindler Holding AG
(Registered) 2,558 695,920
2,109,146
Marine 0.1%
Kuehne + Nagel International
AG (Registered) 6,865 1,331,156
Pharmaceuticals 3.2%
Novartis AG (Registered) 280,488 24,374,763
Roche Holding AG 88,791 30,377,818
Vifor Pharma AG 5,784 787,364
55,539,945
Professional Services 0.2%
Adecco Group AG
(Registered) 19,726 1,042,421
SGS SA (Registered) 769 2,061,211
3,103,632
Real Estate Management & Development 0.0%
†
Swiss Prime Site AG
(Registered) 9,931 901,362
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV 81,082 2,478,457
Software 0.1%
Temenos AG (Registered) 8,324 1,120,963
Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA
(Registered) 20,905 1,617,702
Textiles, Apparel & Luxury Goods 0.3%
Cie Financiere Richemont
SA (Registered) 66,358 4,444,711
Swatch Group AG (The) 3,678 856,749
Swatch Group AG (The)
(Registered) 6,136 275,487
5,576,947
182,487,180
UNITED ARAB EMIRATES 0.0%
†
Health Care Providers & Services 0.0%
†
NMC Health plc*∞ 11,719 2,583
UNITED KINGDOM 11.9%
Aerospace & Defense 0.2%
BAE Systems plc 407,550 2,520,902
Rolls-Royce Holdings plc*(a) 243,098 403,369
2,924,271
Automobiles 0.1%
Fiat Chrysler Automobiles
NV* 139,487 1,707,647
Banks 1.0%
Barclays plc 2,202,433 2,771,459
HSBC Holdings plc 2,560,911 9,948,944

68 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Banks
Lloyds Banking Group plc 8,934,829 3,032,073
Natwest Group plc 631,174 861,816
Standard Chartered plc 345,363 1,583,344
18,197,636
Beverages 0.6%
Coca-Cola European
Partners plc 26,092 1,012,630
Diageo plc 294,451 10,087,367
11,099,997
Capital Markets 0.5%
3i Group plc 123,078 1,579,898
Hargreaves Lansdown plc 41,299 827,867
London Stock Exchange
Group plc 40,014 4,577,633
Schroders plc 15,324 534,058
St James's Place plc 67,351 804,766
Standard Life Aberdeen plc 296,010 861,804
9,186,026
Chemicals 0.1%
Croda International plc 16,385 1,322,863
Johnson Matthey plc 24,344 736,170
2,059,033
Commercial Services & Supplies 0.1%
Rentokil Initial plc 235,091 1,617,956
Diversified Financial Services 0.0%
†
M&G plc 320,496 655,952
Diversified Telecommunication Services 0.1%
BT Group plc 1,130,623 1,436,815
Electric Utilities 0.1%
SSE plc 130,928 2,038,378
Electrical Equipment 0.1%
Melrose Industries plc* 617,592 911,215
Electronic Equipment, Instruments & Components 0.1%
Halma plc 47,685 1,437,245
Equity Real Estate Investment Trusts (REITs) 0.2%
British Land Co. plc (The) 115,923 503,990
Land Securities Group plc 88,471 595,724
Segro plc 153,264 1,842,401
2,942,115
Food & Staples Retailing 0.3%
J Sainsbury plc(a) 238,864 587,211
Tesco plc 1,244,971 3,413,198
Wm Morrison Supermarkets
plc 284,900 625,406
4,625,815
Food Products 0.1%
Associated British Foods plc 45,288 1,090,936
Health Care Equipment & Supplies 0.1%
Smith & Nephew plc 111,181 2,166,515
Hotels, Restaurants & Leisure 0.3%
Compass Group plc 226,752 3,403,813
GVC Holdings plc 72,004 906,284
InterContinental Hotels
Group plc 21,983 1,154,130
Whitbread plc 25,167 686,440
6,150,667
Common Stocks
Shares Value ($)
UNITED KINGDOM
Household Durables 0.2%
Barratt Developments plc 129,447 791,483
Berkeley Group Holdings plc 15,692 853,708
Persimmon plc 40,542 1,287,672
Taylor Wimpey plc 463,064 644,356
3,577,219
Household Products 0.5%
Reckitt Benckiser Group plc 89,314 8,707,507
Industrial Conglomerates 0.2%
CK Hutchison Holdings Ltd. 343,016 2,079,667
DCC plc 12,508 963,929
Smiths Group plc 50,367 885,496
3,929,092
Insurance 0.6%
Admiral Group plc 24,267 818,462
Aviva plc 498,539 1,833,220
Direct Line Insurance Group
plc 174,605 607,786
Legal & General Group plc 758,339 1,837,849
Prudential plc 330,685 4,721,108
RSA Insurance Group plc 129,955 755,975
10,574,400
Interactive Media & Services 0.0%
†
Auto Trader Group plc Reg.
S(b) 120,561 872,077
Internet & Direct Marketing Retail 0.1%
Ocado Group plc* 58,756 2,076,431
Machinery 0.1%
CNH Industrial NV*(a) 130,084 1,010,961
Spirax-Sarco Engineering plc 9,177 1,304,743
2,315,704
Media 0.2%
Informa plc 190,952 925,835
Pearson plc(a) 97,594 690,217
WPP plc 157,303 1,228,498
2,844,550
Multiline Retail 0.1%
Next plc 16,735 1,282,537
Multi-Utilities 0.3%
National Grid plc 445,979 5,133,985
Oil, Gas & Consumable Fuels 0.4%
BP plc 2,548,262 7,398,643
Paper & Forest Products 0.1%
Mondi plc 61,725 1,299,033
Personal Products 1.2%
Unilever NV 184,241 11,122,675
Unilever plc 147,054 9,061,163
20,183,838
Pharmaceuticals 1.7%
AstraZeneca plc 166,021 18,069,884
GlaxoSmithKline plc 633,229 11,861,577
29,931,461
Professional Services 0.6%
Experian plc 115,461 4,320,647
Intertek Group plc 20,496 1,667,187
RELX plc 241,943 5,380,159
11,367,993

NVIT International Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 69
Common Stocks
Shares Value ($)
UNITED KINGDOM
Software 0.1%
AVEVA Group plc 7,594 469,556
Sage Group plc (The) 136,141 1,260,824
1,730,380
Specialty Retail 0.1%
JD Sports Fashion plc 51,419 538,121
Kingfisher plc 268,244 1,025,180
1,563,301
Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc 51,442 1,029,981
Tobacco 0.7%
British American Tobacco plc 288,993 10,387,268
Imperial Brands plc 120,309 2,120,669
12,507,937
Trading Companies & Distributors 0.2%
Ashtead Group plc 57,309 2,053,329
Bunzl plc 42,814 1,381,329
3,434,658
Water Utilities 0.1%
Severn Trent plc 30,249 951,108
United Utilities Group plc 86,683 958,536
1,909,644
Wireless Telecommunication Services 0.3%
Vodafone Group plc 3,403,212 4,514,977
208,433,567
UNITED STATES 0.4%
Construction Materials 0.1%
James Hardie Industries plc
CHDI 55,550 1,323,128
Energy Equipment & Services 0.0%
†
Tenaris SA 65,510 326,548
Life Sciences Tools & Services 0.1%
QIAGEN NV* 29,343 1,524,008
Software 0.0%
†
CyberArk Software Ltd.* 4,491 464,459
Trading Companies & Distributors 0.2%
Ferguson plc 28,652 2,882,861
6,521,004
Total Common Stocks
(cost $1,464,483,538) 1,730,103,137
Repurchase Agreements 2.2%
Principal
Amount ($)
Bank of America
NA, 0.08%, dated
9/30/2020, due
10/1/2020, repurchase
price $14,135,213,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 7/20/2049;
total market value
$14,417,885.(c) 14,135,182 14,135,182
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald &
Co., 0.08%, dated
9/30/2020, due
10/1/2020, repurchase
price $10,000,023,
collateralized by U.S.
Government Agency
Securities, ranging from
0.51% - 7.00%, maturing
11/1/2023 - 6/20/2067;
total market value
$10,200,000.(c) 10,000,000 10,000,000
CF Secured, LLC, 0.08%,
dated 9/30/2020, due
10/1/2020, repurchase
price $2,000,005,
collateralized by U.S.
Government Agency
Securities, ranging from
2.00% - 4.63%, maturing
7/1/2035 - 7/20/2069;
total market value
$2,040,005.(c) 2,000,000 2,000,000
NatWest Markets
Securities, Inc., 0.07%,
dated 9/29/2020, due
10/6/2020, repurchase
price $5,000,069,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 3.00%, maturing
7/15/2021 - 8/15/2048;
total market value
$5,100,015.(c) 5,000,000 5,000,000
Nomura Securities
International, Inc.,
0.06%, dated
9/30/2020, due
10/1/2020, repurchase
price $2,000,004,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 3.63%, maturing
11/15/2020 - 6/15/2023;
total market value
$2,040,002.(c) 2,000,000 2,000,000

70 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT International Index Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 0.14%,
dated 9/30/2020, due
10/1/2020, repurchase
price $5,000,020,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 9.00%, maturing
11/1/2020 - 8/20/2070;
total market value
$5,100,000.(c) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $38,135,182) 38,135,182
Total Investments
(cost $1,502,618,720) — 100.9% 1,768,238,319
Liabilities in excess of other assets
— (0.9)% (16,280,815)
NET ASSETS — 100.0%
$ 1,751,957,504
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on
loan at September 30, 2020 was $82,775,510, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $38,135,182 and by
$49,486,009 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 10/8/2020 –
2/15/2050, a total value of $87,621,191.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at September 30, 2020
was $28,673,180 which represents 1.64% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2020 was
$38,135,182.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
FDR Fiduciary Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT International Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 71
Futures contracts outstanding as of September 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 161 12/2020 EUR 6,029,137 (189,604)
FTSE 100 Index 48 12/2020 GBP 3,618,038 (100,860)
Nikkei 225 Index 39 12/2020 JPY 4,290,499 (3,480)
SPI 200 Index 18 12/2020 AUD 1,870,057 (35,977)
(329,921)
At September 30, 2020, the Fund had $1,676,151 segregated in foreign currency as collateral with the broker for open futures contracts.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen

72 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT International Index Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT International Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 73
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 15,916,948 $ – $ 15,916,948
Air Freight & Logistics – 12,079,648 – 12,079,648
Airlines – 1,665,976 – 1,665,976
Auto Components – 15,037,457 – 15,037,457
Automobiles – 50,379,265 – 50,379,265
Banks – 118,393,515 – 118,393,515
Beverages 1,012,630 34,305,536 – 35,318,166
Biotechnology 1,458,839 18,672,823 – 20,131,662
Building Products – 19,357,632 – 19,357,632
Capital Markets – 47,188,814 – 47,188,814
Chemicals – 66,333,117 – 66,333,117
Commercial Services & Supplies – 7,860,556 – 7,860,556
Communications Equipment – 6,873,974 – 6,873,974
Construction & Engineering – 13,915,508 – 13,915,508
Construction Materials – 9,532,947 – 9,532,947
Consumer Finance – 259,515 – 259,515
Containers & Packaging – 1,127,346 – 1,127,346
Distributors – 166,679 – 166,679
Diversified Consumer Services – 190,007 – 190,007
Diversified Financial Services 439,780 12,309,326 – 12,749,106
Diversified Telecommunication Services – 33,183,810 – 33,183,810
Electric Utilities 1,302,609 39,349,008 – 40,651,617
Electrical Equipment – 32,711,223 – 32,711,223
Electronic Equipment, Instruments &
Components – 34,157,936 – 34,157,936
Energy Equipment & Services – 326,548 – 326,548
Entertainment – 15,845,656 – 15,845,656
Equity Real Estate Investment Trusts
(REITs) – 24,165,895 – 24,165,895
Food & Staples Retailing – 26,113,117 – 26,113,117
Food Products – 68,163,536 – 68,163,536
Gas Utilities – 8,236,885 – 8,236,885
Health Care Equipment & Supplies – 41,895,694 – 41,895,694
Health Care Providers & Services – 9,764,263 – 9,764,263
Health Care Technology – 3,483,356 – 3,483,356
Hotels, Restaurants & Leisure 492,340 22,591,345 – 23,083,685
Household Durables – 23,747,180 – 23,747,180
Household Products – 18,419,836 – 18,419,836
Independent Power and Renewable
Electricity Producers – 1,578,222 – 1,578,222
Industrial Conglomerates 1,485,183 19,054,095 – 20,539,278
Insurance – 81,995,226 – 81,995,226
Interactive Media & Services – 6,655,824 – 6,655,824
Internet & Direct Marketing Retail – 15,207,832 – 15,207,832
IT Services 1,691,185 28,489,927 – 30,181,112
Leisure Products – 4,762,080 – 4,762,080
Life Sciences Tools & Services – 9,815,250 – 9,815,250
Machinery – 56,373,799 – 56,373,799
Marine – 3,628,739 – 3,628,739
Media – 6,849,325 – 6,849,325
Metals & Mining – 48,915,428 – 48,915,428
Multiline Retail – 8,285,876 – 8,285,876
Multi-Utilities – 17,447,231 – 17,447,231
Oil, Gas & Consumable Fuels – 47,387,237 – 47,387,237
Paper & Forest Products – 6,042,267 – 6,042,267
Personal Products – 40,898,320 – 40,898,320
Pharmaceuticals 1,251,804 162,206,820 – 163,458,624

74 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT International Index Fund
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
Level 1 Level 2 Level 3 Total
Assets:
Professional Services $ – $ 29,198,552 $ – $ 29,198,552
Real Estate Management & Development 494,221 29,198,828 – 29,693,049
Road & Rail – 15,616,595 – 15,616,595
Semiconductors & Semiconductor
Equipment – 37,030,377 – 37,030,377
Software 2,245,130 31,615,180 – 33,860,310
Specialty Retail – 16,080,462 – 16,080,462
Technology Hardware, Storage &
Peripherals – 7,349,176 – 7,349,176
Textiles, Apparel & Luxury Goods – 48,424,314 – 48,424,314
Tobacco – 16,962,978 – 16,962,978
Trading Companies & Distributors 369,663 24,000,734 – 24,370,397
Transportation Infrastructure – 8,999,901 – 8,999,901
Water Utilities – 1,909,644 – 1,909,644
Wireless Telecommunication Services – 32,157,637 – 32,157,637
Total Common Stocks $ 12,243,384 $ 1,717,859,753 $ – $ 1,730,103,137
Repurchase Agreements – 38,135,182 – 38,135,182
Total Assets $ 12,243,384 $ 1,755,994,935 $ – $ 1,768,238,319
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (329,921) $ – $ – $ (329,921)
Total Liabilities $ (329,921) $ – $ – $ (329,921)
Total $ 11,913,463 $ 1,755,994,935 $ – $ 1,767,908,398
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended September 30, 2020, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

NVIT International Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 75
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2020:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (329,921)
Total $ (329,921)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

76 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks 98.3%
Shares Value ($)
Aerospace & Defense 1.0%
Axon Enterprise, Inc.*(a) 46,944 4,257,821
Curtiss-Wright Corp. 30,775 2,870,076
Hexcel Corp. 61,725 2,070,874
Mercury Systems, Inc.* 41,724 3,231,941
12,430,712
Air Freight & Logistics 0.5%
XPO Logistics, Inc.* 67,352 5,702,020
Airlines 0.2%
JetBlue Airways Corp.*(a) 202,925 2,299,140
Auto Components 1.4%
Adient plc* 69,444 1,203,465
Dana, Inc. 106,662 1,314,076
Delphi Technologies plc* 62,919 1,051,376
Fox Factory Holding Corp.* 30,591 2,273,829
Gentex Corp. 182,616 4,702,362
Goodyear Tire & Rubber Co.
(The) 172,398 1,322,293
Lear Corp. 40,310 4,395,805
Visteon Corp.* 20,582 1,424,686
17,687,892
Automobiles 0.5%
Harley-Davidson, Inc.(a) 113,237 2,778,836
Thor Industries, Inc. 40,788 3,885,465
6,664,301
Banks 5.2%
Associated Banc-Corp. 113,968 1,438,276
BancorpSouth Bank 71,920 1,393,810
Bank of Hawaii Corp.(a) 29,554 1,493,068
Bank OZK(a) 89,286 1,903,578
Cathay General Bancorp 56,037 1,214,882
CIT Group, Inc. 72,746 1,288,332
Commerce Bancshares, Inc.
(a) 74,125 4,172,496
Cullen/Frost Bankers, Inc.(a) 41,372 2,645,739
East West Bancorp, Inc. 104,533 3,422,410
First Financial Bankshares ,
Inc.(a) 104,931 2,928,624
First Horizon National Corp. 409,083 3,857,653
FNB Corp. 239,394 1,623,091
Fulton Financial Corp. 119,157 1,111,735
Glacier Bancorp, Inc. 70,400 2,256,320
Hancock Whitney Corp. 63,937 1,202,655
Home BancShares , Inc. 113,484 1,720,417
International Bancshares Corp. 41,191 1,073,438
PacWest Bancorp 86,143 1,471,322
Pinnacle Financial Partners,
Inc.(a) 55,893 1,989,232
Prosperity Bancshares, Inc. 68,446 3,547,556
Signature Bank 39,569 3,283,831
Sterling Bancorp 143,896 1,513,786
Synovus Financial Corp. 108,900 2,305,413
TCF Financial Corp. 112,496 2,627,907
Texas Capital Bancshares,
Inc.* 37,280 1,160,526
Trustmark Corp. 46,871 1,003,508
UMB Financial Corp. 32,145 1,575,427
Umpqua Holdings Corp. 163,089 1,732,005
United Bankshares , Inc.(a) 95,810 2,057,041
Common Stocks
Shares Value ($)
Banks
Valley National Bancorp(a) 296,210 2,029,039
Webster Financial Corp. 66,697 1,761,468
Wintrust Financial Corp. 42,586 1,705,569
64,510,154
Beverages 0.5%
Boston Beer Co., Inc. (The),
Class A*(a) 6,740 5,953,846
Biotechnology 1.3%
Arrowhead Pharmaceuticals,
Inc.*(a) 75,214 3,238,715
Emergent BioSolutions , Inc.* 33,349 3,445,952
Exelixis , Inc.* 228,524 5,587,412
Ligand Pharmaceuticals,
Inc.*(a) 11,859 1,130,400
United Therapeutics Corp.* 32,937 3,326,637
16,729,116
Building Products 1.7%
Builders FirstSource , Inc.* 86,064 2,807,408
Lennox International, Inc. 25,713 7,009,621
Owens Corning 79,714 5,485,120
Trex Co., Inc.* 85,502 6,121,943
21,424,092
Capital Markets 2.5%
Affiliated Managers Group,
Inc.(a) 34,261 2,342,767
Eaton Vance Corp. 84,188 3,211,772
Evercore , Inc., Class A 29,964 1,961,444
FactSet Research Systems,
Inc. 28,106 9,412,137
Federated Hermes, Inc., Class
B 70,892 1,524,887
Interactive Brokers Group,
Inc., Class A 58,431 2,823,970
Janus Henderson Group plc(a) 111,176 2,414,743
SEI Investments Co. 90,024 4,566,017
Stifel Financial Corp. 50,644 2,560,561
30,818,298
Chemicals 2.5%
Ashland Global Holdings, Inc. 40,356 2,862,047
Avient Corp. 67,700 1,791,342
Cabot Corp. 41,868 1,508,504
Chemours Co. (The)(a) 121,413 2,538,746
Ingevity Corp.* 30,475 1,506,684
Minerals Technologies, Inc. 25,142 1,284,756
NewMarket Corp. 5,452 1,866,329
Olin Corp. 105,275 1,303,304
RPM International, Inc. 96,190 7,968,380
Scotts Miracle- Gro Co. (The) 30,097 4,602,132
Sensient Technologies Corp. 31,344 1,809,803
Valvoline, Inc. 136,801 2,604,691
31,646,718
Commercial Services & Supplies 2.0%
Brink's Co. (The) 37,325 1,533,684
Clean Harbors, Inc.* 37,829 2,119,559
Healthcare Services Group,
Inc.(a) 55,011 1,184,387
Herman Miller, Inc. 43,018 1,297,423

NVIT Mid Cap Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 77
Common Stocks
Shares Value ($)
Commercial Services & Supplies
HNI Corp. 31,261 980,970
IAA, Inc.* 99,017 5,155,815
KAR Auction Services, Inc. 95,171 1,370,462
MSA Safety, Inc.(a) 26,746 3,588,511
Stericycle, Inc.* 67,572 4,261,090
Tetra Tech, Inc. 39,915 3,811,883
25,303,784
Communications Equipment 1.0%
Ciena Corp.* 113,511 4,505,252
InterDigital , Inc. 22,736 1,297,316
Lumentum Holdings, Inc.* 55,343 4,157,920
NetScout Systems, Inc.* 53,470 1,167,250
ViaSat , Inc.*(a) 47,504 1,633,662
12,761,400
Construction & Engineering 1.1%
AECOM* 118,357 4,952,057
Dycom Industries, Inc.*(a) 23,164 1,223,522
EMCOR Group, Inc. 40,550 2,745,641
Fluor Corp. 92,575 815,586
MasTec , Inc.*(a) 41,585 1,754,887
Valmont Industries, Inc. 15,784 1,960,057
13,451,750
Construction Materials 0.2%
Eagle Materials, Inc. 30,756 2,654,858
Consumer Finance 0.6%
FirstCash , Inc. 30,638 1,752,800
LendingTree, Inc.*(a) 5,831 1,789,476
Navient Corp. 142,936 1,207,809
SLM Corp. 277,302 2,243,373
6,993,458
Containers & Packaging 1.1%
AptarGroup, Inc. 47,754 5,405,753
Greif, Inc., Class A 19,889 720,180
O-I Glass, Inc. 115,549 1,223,664
Silgan Holdings, Inc. 58,451 2,149,243
Sonoco Products Co. 74,126 3,785,615
13,284,455
Distributors 0.8%
Pool Corp. 29,644 9,917,104
Diversified Consumer Services 1.2%
Adtalem Global Education,
Inc.* 38,237 938,336
Graham Holdings Co., Class B 3,056 1,234,960
Grand Canyon Education,
Inc.* 34,944 2,793,423
H&R Block, Inc. 142,098 2,314,777
Service Corp. International 130,444 5,502,128
Strategic Education, Inc. 17,820 1,629,995
WW International, Inc.* 35,111 662,545
15,076,164
Diversified Financial Services 0.2%
Jefferies Financial Group, Inc. 160,046 2,880,828
Electric Utilities 1.2%
ALLETE, Inc. 38,279 1,980,555
Hawaiian Electric Industries,
Inc. 80,663 2,681,238
Common Stocks
Shares Value ($)
Electric Utilities
IDACORP, Inc. 37,730 3,014,627
OGE Energy Corp. 147,941 4,436,751
PNM Resources, Inc.(a) 58,888 2,433,841
14,547,012
Electrical Equipment 2.6%
Acuity Brands, Inc. 29,290 2,997,832
EnerSys 31,414 2,108,508
Generac Holdings, Inc.* 46,535 9,011,037
Hubbell, Inc. 40,038 5,478,800
nVent Electric plc 125,600 2,221,864
Regal Beloit Corp. 29,935 2,809,998
Sunrun , Inc.*(a) 93,813 7,230,168
31,858,207
Electronic Equipment, Instruments & Components 3.7%
Arrow Electronics, Inc.* 57,460 4,519,804
Avnet, Inc. 73,130 1,889,679
Belden, Inc. 32,895 1,023,692
Cognex Corp. 127,966 8,330,587
Coherent, Inc.* 17,939 1,989,973
II-VI, Inc.*(a) 76,676 3,109,978
Jabil, Inc. 100,091 3,429,118
Littelfuse , Inc. 17,949 3,183,076
National Instruments Corp. 97,176 3,469,183
SYNNEX Corp. 30,433 4,262,446
Trimble, Inc.* 185,420 9,029,954
Vishay Intertechnology , Inc. 98,121 1,527,744
45,765,234
Energy Equipment & Services 0.1%
ChampionX Corp.* 136,838 1,093,336
Entertainment 0.2%
Cinemark Holdings, Inc.(a) 78,190 781,900
World Wrestling Entertainment,
Inc., Class A(a) 34,228 1,385,207
2,167,107
Equity Real Estate Investment Trusts (REITs) 8.9%
American Campus
Communities, Inc. 101,743 3,552,866
Brixmor Property Group, Inc. 219,337 2,564,050
Camden Property Trust 71,950 6,402,111
CoreSite Realty Corp. 31,429 3,736,279
Corporate Office Properties
Trust 82,944 1,967,432
Cousins Properties, Inc. 109,797 3,139,096
CyrusOne , Inc. 86,385 6,049,542
Douglas Emmett, Inc. 121,929 3,060,418
EastGroup Properties, Inc. 29,168 3,772,297
EPR Properties 55,238 1,519,045
First Industrial Realty Trust,
Inc. 93,925 3,738,215
GEO Group, Inc. (The) 91,564 1,038,336
Healthcare Realty Trust, Inc. 101,165 3,047,090
Highwoods Properties, Inc. 76,778 2,577,437
Hudson Pacific Properties, Inc. 113,382 2,486,467
JBG SMITH Properties 83,205 2,224,902
Kilroy Realty Corp. 77,482 4,025,965
Lamar Advertising Co., Class A 63,812 4,222,440
Life Storage, Inc. 34,646 3,647,184
Macerich Co. (The) 84,155 571,412

78 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Medical Properties Trust, Inc. 390,417 6,883,052
National Retail Properties, Inc. 128,259 4,426,218
Omega Healthcare Investors,
Inc. 167,696 5,020,818
Park Hotels & Resorts, Inc. 174,422 1,742,476
Pebblebrook Hotel Trust 95,891 1,201,514
Physicians Realty Trust 153,478 2,748,791
PotlatchDeltic Corp. 49,462 2,082,350
PS Business Parks, Inc. 14,815 1,813,208
Rayonier, Inc. 100,739 2,663,539
Rexford Industrial Realty, Inc. 91,610 4,192,074
Sabra Health Care REIT, Inc. 152,040 2,095,871
Service Properties Trust 124,235 987,668
Spirit Realty Capital, Inc. 76,129 2,569,354
STORE Capital Corp. 168,636 4,625,685
Taubman Centers, Inc. 45,530 1,515,694
Urban Edge Properties 80,661 784,025
Weingarten Realty Investors 89,129 1,511,628
110,206,549
Food & Staples Retailing 1.1%
BJ's Wholesale Club Holdings,
Inc.*(a) 102,005 4,238,308
Casey's General Stores, Inc. 27,179 4,828,349
Grocery Outlet Holding Corp.* 61,622 2,422,977
Sprouts Farmers Market, Inc.* 87,023 1,821,391
13,311,025
Food Products 2.0%
Darling Ingredients, Inc.* 119,825 4,317,295
Flowers Foods, Inc. 145,192 3,532,521
Hain Celestial Group, Inc.
(The)*(a) 61,742 2,117,751
Ingredion, Inc. 49,463 3,743,360
Lancaster Colony Corp. 14,383 2,571,680
Pilgrim's Pride Corp.* 37,488 561,008
Post Holdings, Inc.* 46,652 4,012,072
Sanderson Farms, Inc. 14,631 1,726,019
Tootsie Roll Industries, Inc.(a) 13,110 405,099
TreeHouse Foods, Inc.*(a) 41,719 1,690,871
24,677,676
Gas Utilities 1.4%
National Fuel Gas Co. 66,775 2,710,397
New Jersey Resources Corp.
(a) 70,860 1,914,637
ONE Gas, Inc. 39,064 2,695,807
Southwest Gas Holdings, Inc. 41,429 2,614,170
Spire, Inc. 37,865 2,014,418
UGI Corp. 153,960 5,077,601
17,027,030
Health Care Equipment & Supplies 3.3%
Avanos Medical, Inc.* 35,057 1,164,594
Cantel Medical Corp.(a) 27,426 1,205,098
Globus Medical, Inc., Class A* 55,917 2,769,010
Haemonetics Corp.* 37,748 3,293,513
Hill-Rom Holdings, Inc. 49,181 4,107,105
ICU Medical, Inc.* 14,318 2,616,758
Integra LifeSciences Holdings
Corp.* 52,082 2,459,312
LivaNova plc* 35,920 1,623,943
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Masimo Corp.* 37,401 8,828,880
NuVasive , Inc.*(a) 37,892 1,840,414
Penumbra, Inc.*(a) 24,852 4,830,732
Quidel Corp.*(a) 28,241 6,195,511
40,934,870
Health Care Providers & Services 3.1%
Acadia Healthcare Co., Inc.* 65,753 1,938,398
Amedisys , Inc.* 24,106 5,699,381
Chemed Corp. 11,817 5,676,296
Encompass Health Corp. 73,451 4,772,846
HealthEquity , Inc.*(a) 57,024 2,929,323
LHC Group, Inc.* 23,362 4,965,827
MEDNAX, Inc.* 63,077 1,026,893
Molina Healthcare, Inc.* 43,770 8,011,661
Patterson Cos., Inc.(a) 63,740 1,536,453
Tenet Healthcare Corp.* 77,409 1,897,295
38,454,373
Hotels, Restaurants & Leisure 4.3%
Boyd Gaming Corp. 59,244 1,818,198
Caesars Entertainment, Inc.* 147,437 8,265,318
Choice Hotels International,
Inc. 21,394 1,839,028
Churchill Downs, Inc.(a) 26,253 4,300,766
Cracker Barrel Old Country
Store, Inc.(a) 17,519 2,008,729
Dunkin' Brands Group, Inc. 60,654 4,968,169
Jack in the Box, Inc. 16,758 1,329,077
Marriott Vacations Worldwide
Corp. 30,352 2,756,265
Papa John's International, Inc. 24,282 1,997,923
Penn National Gaming,
Inc.*(a) 106,434 7,737,752
Scientific Games Corp.*(a) 41,305 1,441,958
Six Flags Entertainment Corp.
(a) 55,929 1,135,359
Texas Roadhouse, Inc. 48,152 2,927,160
Wendy's Co. (The) 131,700 2,936,251
Wingstop , Inc. 21,870 2,988,536
Wyndham Destinations, Inc. 63,007 1,938,095
Wyndham Hotels & Resorts,
Inc. 68,839 3,476,370
53,864,954
Household Durables 1.7%
Helen of Troy Ltd.* 18,649 3,608,954
KB Home 65,480 2,513,777
Taylor Morrison Home Corp.* 95,800 2,355,722
Tempur Sealy International,
Inc.* 35,509 3,167,048
Toll Brothers, Inc. 85,388 4,154,980
TopBuild Corp.* 24,348 4,155,960
TRI Pointe Group, Inc.* 96,328 1,747,390
21,703,831
Household Products 0.1%
Energizer Holdings, Inc. 43,168 1,689,595
Industrial Conglomerates 0.4%
Carlisle Cos., Inc. 40,580 4,965,775

NVIT Mid Cap Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 79
Common Stocks
Shares Value ($)
Insurance 4.4%
Alleghany Corp. 10,576 5,504,279
American Financial Group, Inc. 53,088 3,555,834
Brighthouse Financial, Inc.* 69,444 1,868,738
Brown & Brown, Inc. 173,718 7,864,214
CNO Financial Group, Inc. 103,844 1,665,658
First American Financial Corp. 82,335 4,191,675
Genworth Financial, Inc.,
Class A* 378,315 1,267,355
Hanover Insurance Group, Inc.
(The) 28,075 2,616,028
Kemper Corp. 45,324 3,029,003
Mercury General Corp. 19,872 822,105
Old Republic International
Corp. 208,486 3,073,084
Primerica, Inc. 29,253 3,309,684
Reinsurance Group of
America, Inc. 50,120 4,770,923
RenaissanceRe Holdings Ltd. 37,846 6,423,980
RLI Corp. 29,042 2,431,687
Selective Insurance Group,
Inc. 44,120 2,271,739
54,665,986
Interactive Media & Services 0.2%
TripAdvisor, Inc. 71,455 1,399,804
Yelp, Inc.* 50,902 1,022,621
2,422,425
Internet & Direct Marketing Retail 0.4%
Grubhub , Inc.* 67,952 4,914,968
IT Services 2.0%
Alliance Data Systems Corp. 35,283 1,481,180
CACI International, Inc., Class
A* 18,538 3,951,560
KBR, Inc.(a) 105,240 2,353,167
LiveRamp Holdings, Inc.* 49,134 2,543,667
MAXIMUS, Inc. 45,298 3,098,836
Perspecta , Inc. 100,944 1,963,361
Sabre Corp.(a) 230,178 1,498,459
Science Applications
International Corp. 42,999 3,371,982
WEX, Inc.* 32,621 4,533,340
24,795,552
Leisure Products 0.8%
Brunswick Corp. 58,461 3,443,938
Mattel, Inc.* 256,389 2,999,751
Polaris, Inc. 42,538 4,013,035
10,456,724
Life Sciences Tools & Services 2.5%
Bio- Techne Corp. 28,516 7,064,269
Charles River Laboratories
International, Inc.* 36,759 8,324,075
Medpace Holdings, Inc.* 20,129 2,249,416
PRA Health Sciences, Inc.*(a) 47,423 4,810,589
Repligen Corp.* 36,121 5,329,292
Syneos Health, Inc.* 51,613 2,743,747
30,521,388
Machinery 4.8%
AGCO Corp. 45,370 3,369,630
Common Stocks
Shares Value ($)
Machinery
Colfax Corp.*(a) 74,413 2,333,592
Crane Co. 36,489 1,829,194
Donaldson Co., Inc. 93,240 4,328,201
Graco , Inc. 123,082 7,551,081
ITT, Inc. 63,845 3,770,047
Kennametal, Inc.(a) 61,380 1,776,337
Lincoln Electric Holdings, Inc. 43,879 4,038,623
Middleby Corp. (The)*(a) 41,071 3,684,479
Nordson Corp. 39,911 7,655,728
Oshkosh Corp. 50,306 3,697,491
Terex Corp. 51,186 990,961
Timken Co. (The) 49,976 2,709,699
Toro Co. (The) 79,177 6,646,909
Trinity Industries, Inc.(a) 66,006 1,287,117
Woodward, Inc. 42,916 3,440,146
59,109,235
Marine 0.1%
Kirby Corp.* 44,448 1,607,684
Media 1.3%
AMC Networks, Inc., Class A* 30,808 761,266
Cable One, Inc. 4,008 7,556,803
John Wiley & Sons, Inc., Class
A 32,190 1,020,745
New York Times Co. (The),
Class A 106,612 4,561,927
TEGNA, Inc. 161,542 1,898,119
15,798,860
Metals & Mining 1.6%
Commercial Metals Co. 88,213 1,762,496
Compass Minerals
International, Inc. 25,095 1,489,388
Reliance Steel & Aluminum
Co. 47,049 4,800,880
Royal Gold, Inc. 48,478 5,825,602
Steel Dynamics, Inc. 148,121 4,240,704
United States Steel Corp.(a) 162,103 1,189,836
Worthington Industries, Inc. 27,113 1,105,668
20,414,574
Multiline Retail 0.5%
Kohl's Corp.(a) 116,597 2,160,543
Nordstrom, Inc.(a) 79,658 949,523
Ollie's Bargain Outlet
Holdings, Inc.*(a) 42,277 3,692,896
6,802,962
Multi-Utilities 0.6%
Black Hills Corp. 46,376 2,480,652
MDU Resources Group, Inc. 148,254 3,335,715
NorthWestern Corp. 37,333 1,815,877
7,632,244
Oil, Gas & Consumable Fuels 1.0%
Antero Midstream Corp.(a) 207,253 1,112,949
Cimarex Energy Co. 75,829 1,844,920
CNX Resources Corp.* 165,891 1,566,011
EQT Corp. 188,968 2,443,356
Equitrans Midstream Corp. 300,534 2,542,518
Murphy Oil Corp.(a) 108,076 964,038
World Fuel Services Corp. 46,492 985,165

80 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
WPX Energy, Inc.* 302,539 1,482,441
12,941,398
Paper & Forest Products 0.3%
Domtar Corp. 40,172 1,055,318
Louisiana-Pacific Corp. 82,935 2,447,412
3,502,730
Personal Products 0.3%
Coty, Inc., Class A 209,183 564,794
Edgewell Personal Care Co.* 40,166 1,119,828
Nu Skin Enterprises, Inc.,
Class A 38,359 1,921,402
3,606,024
Pharmaceuticals 0.8%
Jazz Pharmaceuticals plc* 40,953 5,839,488
Nektar Therapeutics*(a) 131,601 2,183,261
Prestige Consumer
Healthcare, Inc.* 37,044 1,349,142
9,371,891
Professional Services 1.1%
ASGN, Inc.* 38,800 2,466,128
CoreLogic , Inc. 58,680 3,970,875
FTI Consulting, Inc.* 27,007 2,861,932
Insperity , Inc. 26,936 1,764,039
ManpowerGroup , Inc. 42,903 3,146,077
14,209,051
Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc. 38,166 3,650,960
Road & Rail 1.0%
Avis Budget Group, Inc.*(a) 37,966 999,265
Knight-Swift Transportation
Holdings, Inc. 93,171 3,792,060
Landstar System, Inc. 28,335 3,555,759
Ryder System, Inc. 39,752 1,679,124
Werner Enterprises, Inc. 43,345 1,820,057
11,846,265
Semiconductors & Semiconductor Equipment 4.7%
Cabot Microelectronics Corp. 21,474 3,066,702
Cirrus Logic, Inc.* 43,136 2,909,523
Cree, Inc.*(a) 81,110 5,169,952
Enphase Energy, Inc.*(a) 93,150 7,693,259
First Solar, Inc.* 62,621 4,145,510
MKS Instruments, Inc. 40,949 4,472,859
Monolithic Power Systems,
Inc. 31,216 8,728,306
Semtech Corp.* 48,157 2,550,395
Silicon Laboratories, Inc.* 32,284 3,158,989
SolarEdge Technologies,
Inc.*(a) 37,058 8,832,774
Synaptics , Inc.*(a) 25,149 2,022,483
Universal Display Corp. 31,695 5,728,554
58,479,306
Software 3.9%
ACI Worldwide, Inc.* 85,716 2,239,759
Blackbaud , Inc.(a) 36,692 2,048,514
CDK Global, Inc. 89,804 3,914,556
Ceridian HCM Holding, Inc.* 95,980 7,932,747
Common Stocks
Shares Value ($)
Software
CommVault Systems, Inc.* 34,289 1,398,991
Fair Isaac Corp.* 21,428 9,115,043
J2 Global, Inc.*(a) 32,917 2,278,515
Manhattan Associates, Inc.* 46,926 4,480,964
Paylocity Holding Corp.* 27,464 4,433,239
PTC, Inc.* 77,427 6,404,762
Qualys , Inc.* 25,189 2,468,774
Teradata Corp.* 80,222 1,821,039
48,536,903
Specialty Retail 2.8%
Aaron's, Inc. 49,937 2,828,931
American Eagle Outfitters, Inc.
(a) 110,355 1,634,358
AutoNation, Inc.* 43,291 2,291,393
Dick's Sporting Goods, Inc. 48,146 2,786,691
Five Below, Inc.*(a) 41,184 5,230,368
Foot Locker, Inc. 77,002 2,543,376
Lithia Motors, Inc., Class A 16,600 3,783,804
Murphy USA, Inc.*(a) 19,944 2,558,217
Restoration Hardware
Holdings, Inc.*(a) 11,421 4,369,903
Sally Beauty Holdings, Inc.*(a) 83,473 725,380
Urban Outfitters, Inc.*(a) 50,693 1,054,921
Williams-Sonoma, Inc. 57,460 5,196,682
35,004,024
Technology Hardware, Storage & Peripherals 0.2%
NCR Corp.*(a) 94,534 2,092,983
Textiles, Apparel & Luxury Goods 1.0%
Carter's, Inc.(a) 32,212 2,788,915
Columbia Sportswear Co.(a) 22,546 1,961,051
Deckers Outdoor Corp.* 20,684 4,550,687
Skechers U.S.A., Inc., Class
A* 100,644 3,041,462
12,342,115
Thrifts & Mortgage Finance 0.6%
Essent Group Ltd. 83,112 3,075,975
New York Community
Bancorp, Inc. 342,788 2,834,857
Washington Federal, Inc. 56,006 1,168,285
7,079,117
Trading Companies & Distributors 0.9%
GATX Corp.(a) 25,810 1,645,388
MSC Industrial Direct Co., Inc.,
Class A 33,575 2,124,626
Univar Solutions, Inc.* 124,999 2,109,983
Watsco , Inc.(a) 24,197 5,635,239
11,515,236
Water Utilities 0.5%
Essential Utilities, Inc. 164,739 6,630,745
Wireless Telecommunication Services 0.1%
Telephone & Data Systems,
Inc. 74,346 1,370,940
Total Common Stocks
(cost $1,032,648,004) 1,221,778,954

NVIT Mid Cap Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 81
Repurchase Agreements 2.8%
Principal
Amount ($) Value ($)
Bank of America NA,
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$3,252,020, collateralized
by U.S. Government
Agency Securities, 3.00%,
maturing 7/20/2049; total
market value $3,317,052.
(b) 3,252,012 3,252,012
Cantor Fitzgerald & Co.,
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$1,000,003, collateralized
by U.S. Government
Agency Securities,
ranging from 0.51%
- 7.00%, maturing
11/1/2023 - 6/20/2067;
total market value
$1,020,000.(b) 1,000,000 1,000,000
NatWest Markets Securities,
Inc.,
0.07%, dated
9/29/2020, due
10/6/2020, repurchase
price $15,000,205,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 3.00%, maturing
7/15/2021 - 8/15/2048;
total market value
$15,300,045.(b) 15,000,000 15,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Nomura Securities
International, Inc.,
0.06%, dated
9/30/2020, due
10/1/2020, repurchase
price $15,000,025,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 3.63%, maturing
11/15/2020 - 6/15/2023;
total market value
$15,300,014.(b) 15,000,000 15,000,000
Total Repurchase Agreements
(cost $34,252,012) 34,252,012
Total Investments
(cost $1,066,900,016) — 101.1% 1,256,030,966
Liabilities in excess of other assets — (1.1)% (14,065,349)
NET ASSETS — 100.0%
$ 1,241,965,617
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on
loan at September 30, 2020 was $114,942,771, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $34,252,012 and by
$82,641,211 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 10/8/2020 –
2/15/2050, a total value of $116,893,223.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2020 was
$34,252,012.
REIT Real Estate Investment Trust

82 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Mid Cap Index Fund
Futures contracts outstanding as of September 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 109 12/2020 USD 20,229,310 84,644
84,644
At September 30, 2020, the Fund had $1,623,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Mid Cap Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 83
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

84 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Mid Cap Index Fund
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2020:
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,221,778,954 $ – $ – $ 1,221,778,954
Futures Contracts 84,644 – – 84,644
Repurchase Agreements – 34,252,012 – 34,252,012
Total $ 1,221,863,598 $ 34,252,012 $ – $ 1,256,115,610
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 84,644
Total $ 84,644
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT S&P 500 Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 85
Common Stocks 99.1%
Shares Value ($)
Aerospace & Defense 1.6%
Boeing Co. (The) 77,180 12,754,767
General Dynamics Corp. 33,860 4,687,240
Howmet Aerospace, Inc. 55,924 935,049
Huntington Ingalls Industries,
Inc. 5,977 841,263
L3Harris Technologies, Inc. 31,457 5,342,657
Lockheed Martin Corp. 35,597 13,643,618
Northrop Grumman Corp. 22,592 7,127,550
Raytheon Technologies Corp. 221,998 12,773,765
Teledyne Technologies, Inc.* 5,401 1,675,444
Textron, Inc. 33,173 1,197,213
TransDigm Group, Inc.(a) 7,880 3,743,946
64,722,512
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.
(a) 19,616 2,004,559
Expeditors International of
Washington, Inc. 24,252 2,195,291
FedEx Corp. 35,025 8,809,488
United Parcel Service, Inc.,
Class B 102,607 17,097,404
30,106,742
Airlines 0.2%
Alaska Air Group, Inc. 19,688 721,172
American Airlines Group, Inc.
(a) 73,542 903,831
Delta Air Lines, Inc. 92,254 2,821,127
Southwest Airlines Co.(a) 85,524 3,207,150
United Airlines Holdings,
Inc.*(a) 41,907 1,456,268
9,109,548
Auto Components 0.1%
Aptiv plc 39,669 3,636,854
BorgWarner, Inc.(a) 28,874 1,118,579
4,755,433
Automobiles 0.2%
Ford Motor Co. 569,224 3,791,032
General Motors Co. 183,517 5,430,268
9,221,300
Banks 3.3%
Bank of America Corp. 1,109,605 26,730,385
Citigroup, Inc. 303,369 13,078,238
Citizens Financial Group, Inc. 61,917 1,565,262
Comerica, Inc. 20,065 767,486
Fifth Third Bancorp 103,742 2,211,780
First Republic Bank 24,987 2,725,082
Huntington Bancshares, Inc. 150,620 1,381,185
JPMorgan Chase & Co. 442,579 42,607,080
KeyCorp 141,786 1,691,507
M&T Bank Corp. 18,692 1,721,346
People's United Financial, Inc. 60,897 627,848
PNC Financial Services
Group, Inc. (The) 61,825 6,795,186
Regions Financial Corp. 139,458 1,607,951
SVB Financial Group* 7,507 1,806,334
Truist Financial Corp. 196,358 7,471,422
US Bancorp 199,747 7,160,930
Wells Fargo & Co. 597,979 14,058,486
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA(a) 23,711 692,835
134,700,343
Beverages 1.7%
Brown-Forman Corp., Class B 26,575 2,001,629
Coca-Cola Co. (The) 560,471 27,670,453
Constellation Brands, Inc.,
Class A 24,475 4,638,257
Molson Coors Beverage Co.,
Class B 27,404 919,678
Monster Beverage Corp.* 54,479 4,369,216
PepsiCo, Inc. 201,009 27,859,848
67,459,081
Biotechnology 2.1%
AbbVie, Inc. 256,815 22,494,426
Alexion Pharmaceuticals, Inc.* 32,180 3,682,357
Amgen, Inc. 85,127 21,635,878
Biogen, Inc.* 23,004 6,525,775
Gilead Sciences, Inc. 182,738 11,547,214
Incyte Corp.* 26,291 2,359,354
Regeneron Pharmaceuticals,
Inc.* 15,179 8,496,901
Vertex Pharmaceuticals, Inc.* 37,783 10,281,510
87,023,415
Building Products 0.5%
A O Smith Corp. 19,687 1,039,474
Allegion plc(a) 13,439 1,329,251
Carrier Global Corp. 118,647 3,623,479
Fortune Brands Home &
Security, Inc. 20,358 1,761,374
Johnson Controls International
plc 108,398 4,428,058
Masco Corp. 38,435 2,118,922
Trane Technologies plc 34,858 4,226,533
18,527,091
Capital Markets 2.5%
Ameriprise Financial, Inc. 17,827 2,747,319
Bank of New York Mellon
Corp. (The) 117,417 4,032,100
BlackRock, Inc. 20,615 11,617,583
Cboe Global Markets, Inc. 15,978 1,401,910
Charles Schwab Corp. (The)
(a) 166,970 6,049,323
CME Group, Inc. 52,254 8,742,617
E*TRADE Financial Corp. 32,196 1,611,410
Franklin Resources, Inc.(a) 40,420 822,547
Goldman Sachs Group, Inc.
(The) 49,857 10,019,761
Intercontinental Exchange, Inc. 81,484 8,152,474
Invesco Ltd.(a) 54,835 625,667
MarketAxess Holdings, Inc. 5,524 2,660,303
Moody's Corp. 23,498 6,810,895
Morgan Stanley 174,504 8,437,268
MSCI, Inc. 12,389 4,420,147
Nasdaq, Inc. 16,736 2,053,675
Northern Trust Corp. 30,318 2,363,895
Raymond James Financial,
Inc. 17,772 1,293,091
S&P Global, Inc. 35,105 12,658,863

86 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Capital Markets
State Street Corp. 51,288 3,042,917
T. Rowe Price Group, Inc. 33,159 4,251,647
103,815,412
Chemicals 1.8%
Air Products & Chemicals, Inc. 32,184 9,586,326
Albemarle Corp.(a) 15,493 1,383,215
Celanese Corp. 17,489 1,879,193
CF Industries Holdings, Inc. 31,155 956,770
Corteva , Inc. 109,055 3,141,875
Dow, Inc. 107,942 5,078,671
DuPont de Nemours, Inc. 106,932 5,932,587
Eastman Chemical Co. 19,803 1,547,010
Ecolab, Inc. 36,037 7,201,634
FMC Corp. 18,863 1,997,780
International Flavors &
Fragrances, Inc. 15,571 1,906,669
Linde plc 76,532 18,224,565
LyondellBasell Industries NV,
Class A 37,444 2,639,428
Mosaic Co. (The) 50,814 928,372
PPG Industries, Inc. 34,380 4,197,111
Sherwin-Williams Co. (The) 11,776 8,204,810
74,806,016
Commercial Services & Supplies 0.4%
Cintas Corp. 12,719 4,233,265
Copart , Inc.* 30,107 3,166,052
Republic Services, Inc. 30,615 2,857,910
Rollins, Inc.(a) 20,538 1,112,954
Waste Management, Inc. 56,579 6,403,046
17,773,227
Communications Equipment 0.8%
Arista Networks, Inc.*(a) 7,833 1,620,883
Cisco Systems, Inc. 614,464 24,203,737
F5 Networks, Inc.* 8,844 1,085,778
Juniper Networks, Inc. 48,286 1,038,149
Motorola Solutions, Inc. 24,783 3,886,222
31,834,769
Construction & Engineering 0.1%
Jacobs Engineering Group,
Inc. 18,959 1,758,826
Quanta Services, Inc. 20,058 1,060,266
2,819,092
Construction Materials 0.1%
Martin Marietta Materials, Inc.
(a) 9,043 2,128,361
Vulcan Materials Co. 19,299 2,615,786
4,744,147
Consumer Finance 0.5%
American Express Co. 94,816 9,505,304
Capital One Financial Corp.(a) 66,349 4,767,839
Discover Financial Services(a) 44,635 2,579,010
Synchrony Financial 78,255 2,047,934
18,900,087
Containers & Packaging 0.4%
Amcor plc 229,433 2,535,235
Avery Dennison Corp. 12,088 1,545,330
Ball Corp. 47,506 3,948,699
Common Stocks
Shares Value ($)
Containers & Packaging
International Paper Co.(a) 57,484 2,330,401
Packaging Corp. of America 13,821 1,507,180
Sealed Air Corp. 22,683 880,327
Westrock Co. 37,780 1,312,477
14,059,649
Distributors 0.1%
Genuine Parts Co. 20,927 1,991,623
LKQ Corp.* 39,791 1,103,404
3,095,027
Diversified Financial Services 1.5%
Berkshire Hathaway, Inc.,
Class B* 288,099 61,347,801
Diversified Telecommunication Services 1.6%
AT&T, Inc. 1,033,356 29,460,980
CenturyLink, Inc.(a) 143,939 1,452,344
Verizon Communications, Inc. 600,637 35,731,895
66,645,219
Electric Utilities 1.8%
Alliant Energy Corp. 36,396 1,879,853
American Electric Power Co.,
Inc. 72,218 5,902,377
Duke Energy Corp.(a) 107,086 9,483,536
Edison International 55,075 2,800,013
Entergy Corp. 29,168 2,873,923
Evergy , Inc. 33,041 1,679,144
Eversource Energy 49,028 4,096,289
Exelon Corp. 141,994 5,077,706
FirstEnergy Corp. 78,946 2,266,540
NextEra Energy, Inc. 71,324 19,796,689
NRG Energy, Inc. 36,063 1,108,577
Pinnacle West Capital Corp. 16,393 1,222,098
PPL Corp. 112,027 3,048,255
Southern Co. (The) 153,878 8,343,265
Xcel Energy, Inc. 76,509 5,279,886
74,858,151
Electrical Equipment 0.5%
AMETEK, Inc. 33,434 3,323,339
Eaton Corp. plc 58,289 5,947,227
Emerson Electric Co.(a) 87,066 5,708,918
Rockwell Automation, Inc.(a) 16,878 3,724,637
18,704,121
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A 43,119 4,668,494
CDW Corp. 20,739 2,478,933
Corning, Inc.(a) 110,604 3,584,675
FLIR Systems, Inc. 19,067 683,552
IPG Photonics Corp.* 5,177 879,935
Keysight Technologies, Inc.*(a) 27,256 2,692,348
TE Connectivity Ltd. 48,067 4,698,068
Zebra Technologies Corp.,
Class A* 7,737 1,953,283
21,639,288
Energy Equipment & Services 0.2%
Baker Hughes Co.(a) 95,454 1,268,584
Halliburton Co. 127,840 1,540,472
National Oilwell Varco, Inc. 55,858 506,073
Schlumberger NV 202,237 3,146,808

NVIT S&P 500 Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 87
Common Stocks
Shares Value ($)
Energy Equipment & Services
TechnipFMC plc 64,291 405,676
6,867,613
Entertainment 2.0%
Activision Blizzard, Inc. 112,278 9,088,904
Electronic Arts, Inc.* 42,069 5,486,218
Live Nation Entertainment,
Inc.*(a) 20,703 1,115,478
Netflix, Inc.* 64,090 32,046,923
Take-Two Interactive Software,
Inc.* 16,604 2,743,313
Walt Disney Co. (The) 263,216 32,659,841
83,140,677
Equity Real Estate Investment Trusts (REITs) 2.6%
Alexandria Real Estate
Equities, Inc. 16,986 2,717,760
American Tower Corp. 64,600 15,615,758
Apartment Investment &
Management Co., Class A 21,481 724,339
AvalonBay Communities, Inc. 20,508 3,062,665
Boston Properties, Inc. 20,973 1,684,132
Crown Castle International
Corp. 60,731 10,111,711
Digital Realty Trust, Inc. 39,100 5,738,316
Duke Realty Corp. 53,682 1,980,866
Equinix , Inc. 12,899 9,804,917
Equity Residential 48,427 2,485,758
Essex Property Trust, Inc. 9,533 1,914,131
Extra Space Storage, Inc. 18,811 2,012,589
Federal Realty Investment
Trust 10,224 750,850
Healthpeak Properties, Inc. 78,439 2,129,619
Host Hotels & Resorts, Inc. 104,401 1,126,487
Iron Mountain, Inc. 41,951 1,123,867
Kimco Realty Corp. 65,347 735,807
Mid-America Apartment
Communities, Inc. 16,664 1,932,191
Prologis, Inc. 107,629 10,829,630
Public Storage 21,905 4,878,682
Realty Income Corp. 50,044 3,040,173
Regency Centers Corp. 21,238 807,469
SBA Communications Corp. 16,266 5,180,396
Simon Property Group, Inc. 44,555 2,881,817
SL Green Realty Corp. 10,998 509,977
UDR, Inc. 42,972 1,401,317
Ventas, Inc. 54,366 2,281,197
Vornado Realty Trust 23,114 779,173
Welltower , Inc. 60,837 3,351,510
Weyerhaeuser Co. 108,740 3,101,265
104,694,369
Food & Staples Retailing 1.6%
Costco Wholesale Corp. 64,341 22,841,055
Kroger Co. (The)(a) 114,566 3,884,933
Sysco Corp. 73,972 4,602,538
Walgreens Boots Alliance, Inc. 103,312 3,710,967
Walmart, Inc. 201,824 28,237,196
63,276,689
Food Products 1.1%
Archer-Daniels-Midland Co. 80,949 3,763,319
Common Stocks
Shares Value ($)
Food Products
Campbell Soup Co.(a) 29,032 1,404,278
Conagra Brands, Inc. 70,979 2,534,660
General Mills, Inc. 88,329 5,448,133
Hershey Co. (The) 21,479 3,078,800
Hormel Foods Corp.(a) 40,840 1,996,668
J M Smucker Co. (The) 16,770 1,937,270
Kellogg Co. 36,453 2,354,499
Kraft Heinz Co. (The) 95,293 2,854,025
Lamb Weston Holdings, Inc. 21,281 1,410,292
McCormick & Co., Inc. (Non-
Voting)(a) 18,017 3,497,100
Mondelez International, Inc.,
Class A 208,015 11,950,462
Tyson Foods, Inc., Class A 42,888 2,550,978
44,780,484
Gas Utilities 0.0%
†
Atmos Energy Corp. 17,824 1,703,796
Health Care Equipment & Supplies 3.9%
Abbott Laboratories 257,763 28,052,347
ABIOMED, Inc.* 6,551 1,815,020
Align Technology, Inc.* 10,445 3,419,275
Baxter International, Inc. 74,149 5,963,063
Becton Dickinson and Co. 42,098 9,795,363
Boston Scientific Corp.* 208,194 7,955,093
Cooper Cos., Inc. (The) 7,160 2,413,779
Danaher Corp. 91,696 19,744,900
DENTSPLY SIRONA, Inc. 32,358 1,415,015
DexCom , Inc.* 13,906 5,732,470
Edwards Lifesciences Corp.* 90,300 7,207,746
Hologic , Inc.* 37,627 2,501,067
IDEXX Laboratories, Inc.* 12,377 4,865,523
Intuitive Surgical, Inc.* 16,994 12,057,923
Medtronic plc 195,426 20,308,670
ResMed , Inc. 21,082 3,614,087
STERIS plc(a) 12,379 2,181,056
Stryker Corp. 47,655 9,929,872
Teleflex, Inc. 6,765 2,302,941
Varian Medical Systems, Inc.* 13,242 2,277,624
West Pharmaceutical
Services, Inc. 10,726 2,948,577
Zimmer Biomet Holdings, Inc. 30,136 4,102,715
160,604,126
Health Care Providers & Services 2.6%
AmerisourceBergen Corp. 21,638 2,097,155
Anthem, Inc. 36,740 9,867,997
Cardinal Health, Inc. 42,549 1,997,675
Centene Corp.* 84,393 4,922,644
Cigna Corp. 52,907 8,962,975
CVS Health Corp. 190,474 11,123,682
DaVita, Inc.*(a) 11,030 944,719
HCA Healthcare, Inc. 38,375 4,784,595
Henry Schein, Inc.* 21,100 1,240,258
Humana, Inc. 19,266 7,974,005
Laboratory Corp. of America
Holdings* 14,164 2,666,656
McKesson Corp. 23,586 3,512,663
Quest Diagnostics, Inc. 19,488 2,231,181
UnitedHealth Group, Inc. 138,201 43,086,926

88 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Health Care Providers & Services
Universal Health Services,
Inc., Class B 11,551 1,236,188
106,649,319
Health Care Technology 0.1%
Cerner Corp. 44,351 3,206,134
Hotels, Restaurants & Leisure 1.6%
Carnival Corp.(a) 70,586 1,071,495
Chipotle Mexican Grill, Inc.* 4,050 5,037,026
Darden Restaurants, Inc. 18,844 1,898,345
Domino's Pizza, Inc. 5,700 2,424,096
Hilton Worldwide Holdings,
Inc. 40,404 3,447,269
Las Vegas Sands Corp. 48,969 2,284,894
Marriott International, Inc.,
Class A 39,219 3,630,895
McDonald's Corp. 108,354 23,782,619
MGM Resorts International(a) 59,265 1,289,014
Norwegian Cruise Line
Holdings Ltd.*(a) 38,332 655,861
Royal Caribbean Cruises Ltd.
(a) 24,879 1,610,418
Starbucks Corp. 170,220 14,625,302
Wynn Resorts Ltd. 14,147 1,015,896
Yum! Brands, Inc. 43,861 4,004,509
66,777,639
Household Durables 0.4%
DR Horton, Inc. 48,208 3,645,971
Garmin Ltd. 21,155 2,006,763
Leggett & Platt, Inc.(a) 19,045 784,083
Lennar Corp., Class A 40,018 3,268,670
Mohawk Industries, Inc.* 8,669 846,008
Newell Brands, Inc. 55,621 954,456
NVR, Inc.* 504 2,057,892
PulteGroup, Inc. 39,726 1,838,917
Whirlpool Corp. 8,999 1,654,826
17,057,586
Household Products 1.8%
Church & Dwight Co., Inc. 35,832 3,357,817
Clorox Co. (The) 18,230 3,831,399
Colgate-Palmolive Co. 124,816 9,629,554
Kimberly-Clark Corp. 49,626 7,327,775
Procter & Gamble Co. (The) 361,795 50,285,887
74,432,432
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 96,893 1,754,732
Industrial Conglomerates 1.1%
3M Co.(a) 83,820 13,426,288
General Electric Co. 1,274,659 7,941,125
Honeywell International, Inc. 101,424 16,695,405
Roper Technologies, Inc. 15,213 6,010,808
44,073,626
Insurance 1.8%
Aflac, Inc. 96,509 3,508,102
Allstate Corp. (The) 45,774 4,309,164
American International Group,
Inc. 125,510 3,455,290
Common Stocks
Shares Value ($)
Insurance
Aon plc, Class A(a) 33,675 6,947,153
Arthur J Gallagher & Co. 27,632 2,917,387
Assurant, Inc. 8,581 1,040,961
Chubb Ltd. 65,773 7,637,561
Cincinnati Financial Corp.(a) 22,218 1,732,337
Everest Re Group Ltd. 5,868 1,159,165
Globe Life, Inc. 14,270 1,140,173
Hartford Financial Services
Group, Inc. (The) 52,180 1,923,355
Lincoln National Corp. 24,256 759,940
Loews Corp. 35,269 1,225,598
Marsh & McLennan Cos., Inc.
(a) 73,143 8,389,502
MetLife, Inc. 112,419 4,178,614
Principal Financial Group, Inc. 36,965 1,488,581
Progressive Corp. (The) 85,292 8,074,594
Prudential Financial, Inc. 57,561 3,656,275
Travelers Cos., Inc. (The) 36,844 3,986,152
Unum Group 29,643 498,892
W R Berkley Corp. 20,575 1,258,161
Willis Towers Watson plc 18,760 3,917,463
73,204,420
Interactive Media & Services 5.5%
Alphabet, Inc., Class A* 43,724 64,081,894
Alphabet, Inc., Class C* 42,711 62,768,086
Facebook, Inc., Class A* 349,685 91,582,501
Twitter, Inc.* 114,339 5,088,086
223,520,567
Internet & Direct Marketing Retail 5.2%
Amazon.com, Inc.* 61,919 194,966,213
Booking Holdings, Inc.* 5,965 10,204,206
eBay, Inc. 96,253 5,014,781
Etsy, Inc.* 17,317 2,106,267
Expedia Group, Inc. 19,740 1,809,961
214,101,428
IT Services 5.6%
Accenture plc, Class A 92,830 20,978,652
Akamai Technologies, Inc.* 23,647 2,613,939
Automatic Data Processing,
Inc. 62,628 8,735,980
Broadridge Financial
Solutions, Inc. 16,732 2,208,624
Cognizant Technology
Solutions Corp., Class A 78,775 5,468,561
DXC Technology Co. 36,630 653,846
Fidelity National Information
Services, Inc. 90,033 13,253,758
Fiserv, Inc.* 80,524 8,297,998
FleetCor Technologies, Inc.*(a) 12,212 2,907,677
Gartner, Inc.* 12,995 1,623,725
Global Payments, Inc. 43,587 7,740,179
International Business
Machines Corp. 129,387 15,742,516
Jack Henry & Associates, Inc.
(a) 11,165 1,815,317
Leidos Holdings, Inc. 19,366 1,726,479
Mastercard , Inc., Class A 128,369 43,410,545
Paychex, Inc.(a) 46,523 3,711,140

NVIT S&P 500 Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 89
Common Stocks
Shares Value ($)
IT Services
PayPal Holdings, Inc.* 170,332 33,560,514
VeriSign, Inc.* 14,816 3,035,058
Visa, Inc., Class A(a) 245,154 49,023,445
Western Union Co. (The)(a) 60,830 1,303,587
227,811,540
Leisure Products 0.0%
†
Hasbro, Inc. 18,568 1,535,945
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc. 44,996 4,541,896
Bio-Rad Laboratories, Inc.,
Class A* 3,095 1,595,349
Illumina, Inc.* 21,421 6,620,803
IQVIA Holdings, Inc.* 27,743 4,373,129
Mettler -Toledo International,
Inc.* 3,484 3,364,673
PerkinElmer, Inc. 16,232 2,037,278
Thermo Fisher Scientific, Inc. 57,554 25,411,242
Waters Corp.* 9,022 1,765,425
49,709,795
Machinery 1.6%
Caterpillar, Inc. 78,871 11,763,610
Cummins, Inc. 21,498 4,539,518
Deere & Co. 45,591 10,104,333
Dover Corp. 20,976 2,272,540
Flowserve Corp.(a) 18,962 517,473
Fortive Corp. 48,624 3,705,635
IDEX Corp. 10,986 2,003,956
Illinois Tool Works, Inc. 41,895 8,094,533
Ingersoll Rand, Inc.*(a) 54,336 1,934,362
Otis Worldwide Corp. 59,323 3,702,942
PACCAR, Inc. 50,381 4,296,492
Parker-Hannifin Corp. 18,706 3,784,972
Pentair plc 24,150 1,105,345
Snap-on, Inc. 7,874 1,158,502
Stanley Black & Decker, Inc. 23,341 3,785,910
Westinghouse Air Brake
Technologies Corp.(a) 26,398 1,633,508
Xylem, Inc.(a) 26,361 2,217,487
66,621,118
Media 1.3%
Charter Communications, Inc.,
Class A*(a) 21,733 13,568,781
Comcast Corp., Class A(a) 663,730 30,704,150
Discovery, Inc., Class A*(a) 20,043 436,336
Discovery, Inc., Class C* 46,100 903,560
DISH Network Corp., Class A* 37,473 1,087,841
Fox Corp., Class A 50,678 1,410,369
Fox Corp., Class B 20,128 562,980
Interpublic Group of Cos., Inc.
(The) 56,776 946,456
News Corp., Class A 56,666 794,457
News Corp., Class B 19,208 268,528
Omnicom Group, Inc. 31,102 1,539,549
ViacomCBS , Inc.(a) 83,537 2,339,872
54,562,879
Metals & Mining 0.3%
Freeport-McMoRan, Inc. 211,587 3,309,221
Newmont Corp. 116,956 7,420,858
Common Stocks
Shares Value ($)
Metals & Mining
Nucor Corp. 43,608 1,956,255
12,686,334
Multiline Retail 0.5%
Dollar General Corp. 35,975 7,541,079
Dollar Tree, Inc.* 34,570 3,157,624
Target Corp. 72,864 11,470,251
22,168,954
Multi-Utilities 0.9%
Ameren Corp. 35,978 2,845,140
CenterPoint Energy, Inc. 79,375 1,535,906
CMS Energy Corp. 41,709 2,561,350
Consolidated Edison, Inc. 48,687 3,787,849
Dominion Energy, Inc. 122,299 9,653,060
DTE Energy Co. 28,068 3,228,943
NiSource, Inc. 55,683 1,225,026
Public Service Enterprise
Group, Inc. 73,682 4,045,879
Sempra Energy(a) 41,409 4,901,169
WEC Energy Group, Inc. 45,966 4,454,105
38,238,427
Oil, Gas & Consumable Fuels 1.9%
Apache Corp. 55,000 520,850
Cabot Oil & Gas Corp. 58,005 1,006,967
Chevron Corp. 272,063 19,588,536
Concho Resources, Inc. 28,664 1,264,656
ConocoPhillips 156,278 5,132,169
Devon Energy Corp. 55,768 527,565
Diamondback Energy, Inc. 22,702 683,784
EOG Resources, Inc. 84,818 3,048,359
Exxon Mobil Corp. 616,151 21,152,464
Hess Corp. 38,044 1,557,141
HollyFrontier Corp. 21,703 427,766
Kinder Morgan, Inc. 283,415 3,494,507
Marathon Oil Corp. 115,167 471,033
Marathon Petroleum Corp. 94,758 2,780,200
Noble Energy, Inc. 69,904 597,679
Occidental Petroleum Corp. 117,707 1,178,247
ONEOK, Inc. 62,298 1,618,502
Phillips 66 63,634 3,298,787
Pioneer Natural Resources
Co. 24,024 2,065,824
Valero Energy Corp.(a) 59,411 2,573,684
Williams Cos., Inc. (The) 176,792 3,473,963
76,462,683
Personal Products 0.2%
Estee Lauder Cos., Inc. (The),
Class A 32,753 7,148,342
Pharmaceuticals 4.2%
Bristol-Myers Squibb Co. 327,318 19,734,002
Catalent , Inc.* 23,554 2,017,636
Eli Lilly & Co. 115,406 17,082,396
Johnson & Johnson 382,713 56,978,311
Merck & Co., Inc. 367,821 30,510,752
Mylan NV* 75,331 1,117,159
Perrigo Co. plc 19,864 911,956
Pfizer, Inc. 809,471 29,707,586

90 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Pharmaceuticals
Zoetis, Inc. 69,210 11,445,258
169,505,056
Professional Services 0.3%
Equifax, Inc. 17,689 2,775,404
IHS Markit Ltd. 54,181 4,253,750
Nielsen Holdings plc 51,947 736,609
Robert Half International, Inc.
(a) 16,700 884,098
Verisk Analytics, Inc. 23,645 4,381,655
13,031,516
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 48,842 2,294,109
Road & Rail 1.1%
CSX Corp. 111,547 8,663,855
JB Hunt Transport Services,
Inc. 12,295 1,553,842
Kansas City Southern 13,847 2,503,953
Norfolk Southern Corp. 37,331 7,988,461
Old Dominion Freight Line, Inc. 13,750 2,487,650
Union Pacific Corp. 98,883 19,467,096
42,664,857
Semiconductors & Semiconductor Equipment 5.0%
Advanced Micro Devices, Inc.* 170,670 13,993,233
Analog Devices, Inc.(a) 53,688 6,267,537
Applied Materials, Inc. 133,553 7,939,726
Broadcom, Inc. 58,650 21,367,368
Intel Corp. 616,994 31,947,949
KLA Corp.(a) 22,594 4,377,361
Lam Research Corp.(a) 21,154 7,017,839
Maxim Integrated Products,
Inc. 38,854 2,626,919
Microchip Technology, Inc.(a) 37,135 3,815,993
Micron Technology, Inc.* 162,072 7,610,901
NVIDIA Corp. 89,640 48,514,961
Qorvo , Inc.* 16,665 2,149,952
QUALCOMM, Inc. 163,929 19,291,165
Skyworks Solutions, Inc. 24,312 3,537,396
Teradyne, Inc. 23,969 1,904,577
Texas Instruments, Inc. 132,721 18,951,232
Xilinx, Inc. 35,434 3,693,640
205,007,749
Software 9.1%
Adobe, Inc.* 69,846 34,254,574
ANSYS, Inc.* 12,520 4,096,920
Autodesk, Inc.* 31,942 7,378,921
Cadence Design Systems,
Inc.* 40,684 4,338,135
Citrix Systems, Inc.(a) 17,965 2,473,960
Fortinet, Inc.* 19,552 2,303,421
Intuit, Inc. 38,001 12,396,306
Microsoft Corp. 1,100,816 231,534,629
NortonLifeLock , Inc. 85,726 1,786,530
Oracle Corp. 281,378 16,798,267
Paycom Software, Inc.* 7,030 2,188,439
salesforce.com, Inc.* 132,377 33,268,988
ServiceNow , Inc.* 27,790 13,478,150
Synopsys, Inc.* 21,974 4,701,996
Common Stocks
Shares Value ($)
Software
Tyler Technologies, Inc.* 5,777 2,013,631
373,012,867
Specialty Retail 2.5%
Advance Auto Parts, Inc. 10,070 1,545,745
AutoZone, Inc.* 3,402 4,006,331
Best Buy Co., Inc. 33,125 3,686,481
CarMax, Inc.*(a) 23,716 2,179,738
Gap, Inc. (The) 33,086 563,455
Home Depot, Inc. (The) 156,729 43,525,211
L Brands, Inc. 33,683 1,071,456
Lowe's Cos., Inc. 110,022 18,248,249
O'Reilly Automotive, Inc.* 10,816 4,987,041
Ross Stores, Inc. 51,788 4,832,856
Tiffany & Co. 15,915 1,843,753
TJX Cos., Inc. (The) 174,559 9,714,208
Tractor Supply Co. 16,850 2,415,279
Ulta Beauty, Inc.* 8,206 1,837,980
100,457,783
Technology Hardware, Storage & Peripherals 6.9%
Apple, Inc. 2,338,058 270,770,497
Hewlett Packard Enterprise
Co. 187,220 1,754,252
HP, Inc. 200,010 3,798,190
NetApp, Inc. 32,055 1,405,291
Seagate Technology plc 32,652 1,608,764
Western Digital Corp. 44,116 1,612,440
Xerox Holdings Corp. 26,686 500,896
281,450,330
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.(a) 50,717 798,793
NIKE, Inc., Class B 180,700 22,685,078
PVH Corp. 10,337 616,499
Ralph Lauren Corp. 6,962 473,207
Tapestry, Inc. 39,988 625,012
Under Armour , Inc., Class
A*(a) 29,091 326,692
Under Armour , Inc., Class
C*(a) 29,827 293,498
VF Corp. 46,465 3,264,166
29,082,945
Tobacco 0.7%
Altria Group, Inc. 270,808 10,464,021
Philip Morris International, Inc. 226,911 17,016,056
27,480,077
Trading Companies & Distributors 0.2%
Fastenal Co. 83,473 3,763,798
United Rentals, Inc.*(a) 10,499 1,832,075
WW Grainger, Inc. 6,277 2,239,445
7,835,318
Water Utilities 0.1%
American Water Works Co.,
Inc. 26,379 3,821,789
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.* 84,846 9,702,989
Total Common Stocks
(cost $1,733,219,548) 4,052,806,510

NVIT S&P 500 Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 91
Repurchase Agreements 0.2%
Principal
Amount ($) Value ($)
Bank of America NA,
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$7,319,796, collateralized
by U.S. Government
Agency Securities, 3.00%,
maturing 7/20/2049; total
market value $7,466,175.
(b) 7,319,780 7,319,780
Nomura Securities
International, Inc.,
0.06%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$2,000,004, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 3.63%, maturing
11/15/2020 - 6/15/2023;
total market value
$2,040,002.(b) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $9,319,780) 9,319,780
Total Investments
(cost $1,742,539,328) — 99.3% 4,062,126,290
Other assets in excess of liabilities — 0.7% 27,398,816
NET ASSETS — 100.0%
$ 4,089,525,106
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on
loan at September 30, 2020 was $189,890,139, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $9,319,780 and by
$183,576,034 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 10/15/2020 –
2/15/2050, a total value of $192,895,814.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2020 was
$9,319,780.
REIT Real Estate Investment Trust
Futures contracts outstanding as of September 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 220 12/2020 USD 36,872,000 243,788
243,788
At September 30, 2020, the Fund had $2,352,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

92 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT S&P 500 Index Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT S&P 500 Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 93
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2020:
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 4,052,806,510 $ – $ – $ 4,052,806,510
Futures Contracts 243,788 – – 243,788
Repurchase Agreements – 9,319,780 – 9,319,780
Total $ 4,053,050,298 $ 9,319,780 $ – $ 4,062,370,078
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 243,788
Total $ 243,788
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

94 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks 97.6%
Shares Value ($)
Aerospace & Defense 0.9%
AAR Corp. 5,798 109,002
Aerojet Rocketdyne Holdings,
Inc.* 13,166 525,192
AeroVironment , Inc.* 3,898 233,919
Astronics Corp.* 4,709 36,354
Cubic Corp.(a) 5,625 327,206
Ducommun, Inc.* 2,127 70,021
Kaman Corp. 4,836 188,459
Kratos Defense & Security
Solutions, Inc.*(a) 21,879 421,827
Maxar Technologies, Inc.(a) 10,900 271,846
Moog, Inc., Class A 5,294 336,328
National Presto Industries, Inc. 967 79,159
PAE, Inc.*(a) 10,096 85,816
Park Aerospace Corp.(a) 3,760 41,059
Parsons Corp.* 4,156 139,392
Triumph Group, Inc.(a) 8,445 54,977
Vectrus , Inc.* 2,081 79,078
2,999,635
Air Freight & Logistics 0.4%
Air Transport Services Group,
Inc.* 10,649 266,864
Atlas Air Worldwide Holdings,
Inc.* 4,713 287,022
Echo Global Logistics, Inc.* 4,546 117,150
Forward Air Corp. 4,971 285,236
Hub Group, Inc., Class A* 5,851 293,691
Radiant Logistics, Inc.* 6,586 33,852
1,283,815
Airlines 0.3%
Allegiant Travel Co.(a) 2,368 283,687
Hawaiian Holdings, Inc.(a) 8,335 107,438
Mesa Air Group, Inc.* 5,941 17,526
SkyWest, Inc. 8,681 259,215
Spirit Airlines, Inc.*(a) 16,204 260,884
928,750
Auto Components 1.2%
Adient plc* 16,164 280,122
American Axle &
Manufacturing Holdings,
Inc.* 20,624 119,001
Cooper Tire & Rubber Co. 8,982 284,729
Cooper-Standard Holdings,
Inc.* 3,501 46,248
Dana, Inc. 25,942 319,605
Dorman Products, Inc.* 4,867 439,880
Fox Factory Holding Corp.*(a) 7,442 553,164
Gentherm , Inc.* 5,932 242,619
Goodyear Tire & Rubber Co.
(The) 41,437 317,822
LCI Industries 4,449 472,884
Modine Manufacturing Co.* 9,517 59,481
Motorcar Parts of America,
Inc.* 3,544 55,145
Standard Motor Products, Inc. 3,858 172,260
Stoneridge, Inc.* 4,309 79,156
Tenneco, Inc., Class A*(a) 8,486 58,893
Visteon Corp.* 5,041 348,938
Common Stocks
Shares Value ($)
Auto Components
Workhorse Group, Inc.*(a) 16,983 429,330
XPEL, Inc. Reg. S* 2,772 72,294
4,351,571
Automobiles 0.1%
Winnebago Industries, Inc. 5,561 287,337
Banks 6.9%
1st Constitution Bancorp(a) 2,162 25,728
1st Source Corp. 2,817 86,876
ACNB Corp. 1,741 36,213
Allegiance Bancshares, Inc.(a) 3,172 74,130
Altabancorp 3,102 62,412
Amalgamated Bank, Class A 2,311 24,450
Amerant Bancorp, Inc.*(a) 4,561 42,463
American National
Bankshares , Inc. 1,983 41,484
Ameris Bancorp 11,639 265,136
Ames National Corp. 1,939 32,750
Arrow Financial Corp. 2,527 63,392
Atlantic Capital Bancshares,
Inc.* 3,965 45,003
Atlantic Union Bankshares
Corp. 13,839 295,739
Auburn National Bancorp, Inc. 518 18,783
Banc of California, Inc.(a) 8,402 85,028
BancFirst Corp.(a) 3,429 140,040
Bancorp, Inc. (The)* 8,814 76,153
BancorpSouth Bank 17,624 341,553
Bank First Corp.(a) 1,148 67,388
Bank of Commerce Holdings 2,924 20,380
Bank of Marin Bancorp 2,384 69,041
Bank of NT Butterfield & Son
Ltd. (The) 9,156 203,996
Bank of Princeton (The)(a) 1,312 23,839
Bank7 Corp. 666 6,260
BankFinancial Corp. 2,483 17,927
BankUnited , Inc.(a) 17,136 375,450
Bankwell Financial Group, Inc. 850 12,028
Banner Corp. 5,471 176,494
Bar Harbor Bankshares (a) 2,536 52,115
BayCom Corp.*(a) 2,628 27,068
BCB Bancorp, Inc.(a) 2,763 22,104
Berkshire Hills Bancorp, Inc. 8,451 85,440
Boston Private Financial
Holdings, Inc. 14,139 78,047
Bridge Bancorp, Inc. 3,151 54,922
Brookline Bancorp, Inc. 13,344 115,359
Bryn Mawr Bank Corp. 3,684 91,621
Business First Bancshares,
Inc.(a) 3,364 50,460
Byline Bancorp, Inc. 4,619 52,102
C&F Financial Corp. 640 19,008
Cadence Bancorp 20,381 175,073
California Bancorp, Inc.*(a) 1,325 15,012
Cambridge Bancorp 1,164 61,878
Camden National Corp. 2,777 83,935
Capital Bancorp, Inc.* 1,347 12,743
Capital City Bank Group, Inc. 2,494 46,862
Capstar Financial Holdings,
Inc. 2,858 28,037

NVIT Small Cap Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 95
Common Stocks
Shares Value ($)
Banks
Carter Bank & Trust 4,072 27,079
Cathay General Bancorp 13,871 300,723
CB Financial Services, Inc.(a) 1,171 22,343
CBTX, Inc. 2,743 44,821
Central Pacific Financial Corp. 4,275 58,012
Central Valley Community
Bancorp 2,347 28,985
Century Bancorp, Inc., Class A 493 32,410
Chemung Financial Corp. 604 17,438
ChoiceOne Financial Services,
Inc.(a) 1,292 33,618
CIT Group, Inc. 17,694 313,361
Citizens & Northern Corp. 2,453 39,837
Citizens Holding Co. 994 22,285
City Holding Co.(a) 2,890 166,493
Civista Bancshares, Inc. 3,025 37,873
CNB Financial Corp. 2,659 39,539
Coastal Financial Corp.* 2,019 24,733
Codorus Valley Bancorp, Inc.
(a) 1,676 21,956
Colony Bankcorp , Inc. 1,873 20,135
Columbia Banking System,
Inc. 13,203 314,892
Community Bank System, Inc. 9,501 517,424
Community Bankers Trust
Corp. 5,221 26,523
Community Financial Corp.
(The) 755 16,119
Community Trust Bancorp, Inc. 2,950 83,367
ConnectOne Bancorp, Inc. 6,397 90,006
County Bancorp, Inc.(a) 1,066 20,041
CrossFirst Bankshares ,
Inc.*(a) 8,929 77,593
Customers Bancorp, Inc.* 4,802 53,782
CVB Financial Corp. 23,734 394,696
Dime Community Bancshares,
Inc. 5,255 59,434
Eagle Bancorp Montana, Inc.
(a) 1,525 26,871
Eagle Bancorp, Inc. 5,728 153,453
Enterprise Bancorp, Inc. 1,849 38,866
Enterprise Financial Services
Corp. 4,382 119,497
Equity Bancshares, Inc., Class
A* 2,895 44,873
Esquire Financial Holdings,
Inc.* 868 13,020
Evans Bancorp, Inc. 849 18,890
Farmers & Merchants
Bancorp, Inc. 1,979 39,600
Farmers National Banc Corp. 5,210 56,893
FB Financial Corp. 5,518 138,612
Fidelity D&D Bancorp, Inc.(a) 835 40,673
Financial Institutions, Inc. 3,124 48,110
First Bancorp, Inc. (The) 1,585 33,412
First Bancorp/NC 5,338 111,724
First Bancorp/PR 38,677 201,894
First Bancshares, Inc. (The) 3,519 73,793
First Bank 2,813 17,441
Common Stocks
Shares Value ($)
Banks
First Busey Corp. 9,593 152,433
First Business Financial
Services, Inc. 1,460 20,863
First Capital, Inc.(a) 622 34,863
First Choice Bancorp(a) 2,316 30,780
First Commonwealth Financial
Corp. 14,809 114,622
First Community Bankshares ,
Inc. 2,844 51,334
First Community Corp.(a) 1,602 21,835
First Financial Bancorp 17,145 205,826
First Financial Bankshares ,
Inc.(a) 23,228 648,293
First Financial Corp. 2,270 71,278
First Foundation, Inc. 7,229 94,483
First Guaranty Bancshares,
Inc. 1,171 14,181
First Internet Bancorp 1,933 28,473
First Interstate BancSystem ,
Inc., Class A 7,531 239,862
First Merchants Corp. 9,393 217,542
First Mid Bancshares, Inc. 2,726 68,014
First Midwest Bancorp, Inc.(a) 20,274 218,554
First Northwest Bancorp 1,044 10,336
First of Long Island Corp.
(The) 4,323 64,024
First Savings Financial Group,
Inc.(a) 365 19,834
First United Corp. 1,582 18,525
First Western Financial, Inc.* 1,162 15,048
Flushing Financial Corp. 4,471 47,035
FNCB Bancorp, Inc. 3,053 16,242
Franklin Financial Services
Corp. 746 15,949
Fulton Financial Corp. 28,579 266,642
FVCBankcorp , Inc.* 2,775 27,750
German American Bancorp,
Inc. 4,292 116,485
Glacier Bancorp, Inc. 17,240 552,542
Great Southern Bancorp, Inc. 2,000 72,440
Great Western Bancorp, Inc. 9,787 121,848
Guaranty Bancshares, Inc. 1,405 34,970
Hancock Whitney Corp. 15,455 290,709
Hanmi Financial Corp. 4,434 36,403
HarborOne Bancorp, Inc.(a) 9,424 76,052
Hawthorn Bancshares, Inc. 1,339 25,361
HBT Financial, Inc. 2,251 25,256
Heartland Financial USA, Inc. 6,086 182,550
Heritage Commerce Corp. 11,535 76,765
Heritage Financial Corp.(a) 5,919 108,850
Hilltop Holdings, Inc. 12,935 266,202
Home BancShares , Inc. 27,454 416,203
HomeTrust Bancshares, Inc. 2,460 33,407
Hope Bancorp, Inc. 21,019 159,429
Horizon Bancorp, Inc. 7,293 73,586
Howard Bancorp, Inc.*(a) 2,455 22,046
Independent Bank Corp./
MA(a) 6,046 316,689
Independent Bank Corp./MI 3,767 47,351
Independent Bank Group, Inc. 6,672 294,769

96 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
International Bancshares Corp. 9,495 247,440
Investar Holding Corp. 1,779 22,807
Investors Bancorp, Inc. 41,491 301,225
Lakeland Bancorp, Inc. 9,006 89,610
Lakeland Financial Corp.(a) 4,485 184,782
Landmark Bancorp, Inc. 892 19,044
LCNB Corp. 2,679 36,568
Level One Bancorp, Inc. 959 14,960
Limestone Bancorp, Inc.*(a) 925 9,731
Live Oak Bancshares, Inc.(a) 5,068 128,372
Macatawa Bank Corp. 4,756 31,057
Mackinac Financial Corp. 1,953 18,846
MainStreet Bancshares, Inc.* 1,133 13,868
Mercantile Bank Corp. 2,830 50,997
Meridian Corp.(a) 913 14,727
Metrocity Bankshares , Inc.(a) 2,678 35,269
Metropolitan Bank Holding
Corp.* 1,425 39,900
Mid Penn Bancorp, Inc. 1,589 27,506
Middlefield Banc Corp.(a) 1,361 26,267
Midland States Bancorp, Inc. 3,979 51,130
MidWestOne Financial Group,
Inc. 2,386 42,638
MVB Financial Corp. 2,211 35,310
National Bank Holdings Corp.,
Class A 5,315 139,519
National Bankshares , Inc.(a) 1,366 34,601
NBT Bancorp, Inc. 7,692 206,299
Nicolet Bankshares , Inc.*(a) 1,624 88,687
Northeast Bank 1,084 19,946
Northrim Bancorp, Inc. 1,166 29,721
Norwood Financial Corp.(a) 1,310 31,859
Oak Valley Bancorp 1,717 19,677
OceanFirst Financial Corp. 11,035 151,069
OFG Bancorp 9,279 115,616
Ohio Valley Banc Corp. 831 17,168
Old National Bancorp(a) 27,950 351,052
Old Second Bancorp, Inc. 5,718 42,856
Origin Bancorp, Inc. 3,772 80,570
Orrstown Financial Services,
Inc. 1,563 20,006
Pacific Premier Bancorp, Inc. 14,401 290,036
Park National Corp.(a) 2,584 211,785
Parke Bancorp, Inc. 2,417 28,859
Partners Bancorp 1,694 9,537
PCB Bancorp 2,152 18,916
Peapack -Gladstone Financial
Corp. 2,960 44,844
Penns Woods Bancorp, Inc. 1,298 25,765
Peoples Bancorp of North
Carolina, Inc. 776 11,974
Peoples Bancorp, Inc. 3,324 63,455
Peoples Financial Services
Corp.(a) 1,449 50,367
Plumas Bancorp(a) 1,133 22,297
Preferred Bank 2,537 81,488
Premier Financial Bancorp,
Inc.(a) 1,850 19,980
Professional Holding Corp.,
Class A* 2,128 28,536
Common Stocks
Shares Value ($)
Banks
QCR Holdings, Inc. 2,513 68,881
RBB Bancorp 2,959 33,555
Red River Bancshares, Inc. 901 38,743
Reliant Bancorp, Inc. 3,209 46,531
Renasant Corp. 9,671 219,725
Republic Bancorp, Inc., Class
A 1,580 44,493
Republic First Bancorp, Inc.* 10,541 20,871
Richmond Mutual Bancorp,
Inc.(a) 1,715 18,145
S&T Bancorp, Inc. 6,754 119,478
Salisbury Bancorp, Inc.(a) 605 19,124
Sandy Spring Bancorp, Inc. 8,186 188,933
SB Financial Group, Inc.(a) 1,491 20,114
Seacoast Banking Corp. of
Florida* 9,096 164,001
Select Bancorp, Inc.* 3,085 22,181
ServisFirst Bancshares, Inc. 8,766 298,307
Shore Bancshares, Inc. 2,225 24,431
Sierra Bancorp 2,674 44,896
Silvergate Capital Corp., Class
A* 3,034 43,690
Simmons First National Corp.,
Class A 18,593 294,792
SmartFinancial , Inc. 2,666 36,231
South Plains Financial, Inc. 2,408 29,883
South State Corp. 12,610 607,172
Southern First Bancshares,
Inc.* 1,286 31,057
Southern National Bancorp of
Virginia, Inc. 2,902 25,189
Southside Bancshares, Inc. 5,777 141,132
Spirit of Texas Bancshares,
Inc.* 1,943 21,684
Stock Yards Bancorp, Inc.(a) 3,856 131,258
Summit Financial Group, Inc. 2,479 36,714
Texas Capital Bancshares,
Inc.* 9,088 282,909
Tompkins Financial Corp. 2,498 141,911
Towne Bank 12,359 202,688
TriCo Bancshares 4,868 119,217
TriState Capital Holdings, Inc.* 4,665 61,765
Triumph Bancorp, Inc.* 4,016 125,058
Trustmark Corp. 11,275 241,398
UMB Financial Corp. 7,757 380,171
United Bankshares , Inc.(a) 22,281 478,373
United Community Banks, Inc. 12,726 215,451
United Security Bancshares 3,371 20,597
Unity Bancorp, Inc. 1,542 17,856
Univest Financial Corp. 5,518 79,294
Valley National Bancorp 71,582 490,337
Veritex Holdings, Inc. 8,240 140,327
Washington Trust Bancorp,
Inc. 2,966 90,938
WesBanco , Inc. 11,713 250,190
West Bancorp, Inc. 3,303 52,320
Westamerica Bancorp(a) 4,697 255,282
24,105,428

NVIT Small Cap Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 97
Common Stocks
Shares Value ($)
Beverages 0.3%
Celsius Holdings, Inc.*(a) 6,164 139,984
Coca-Cola Consolidated, Inc. 843 202,893
MGP Ingredients, Inc.(a) 2,412 95,853
National Beverage Corp.*(a) 2,166 147,310
NewAge , Inc.*(a) 16,742 28,964
Primo Water Corp. 28,116 399,247
1,014,251
Biotechnology 10.8%
89bio, Inc.* 1,162 29,817
Abeona Therapeutics, Inc.*(a) 12,395 12,643
ADMA Biologics, Inc.*(a) 10,654 25,463
Aduro Biotech, Inc.*(a) 12,767 31,024
Adverum Biotechnologies,
Inc.*(a) 15,623 160,917
Aeglea BioTherapeutics , Inc.* 7,844 55,614
Affimed NV* 14,293 48,453
Agenus, Inc.*(a) 27,976 111,904
Aimmune Therapeutics,
Inc.*(a) 8,256 284,419
Akcea Therapeutics, Inc.* 2,844 51,590
Akebia Therapeutics, Inc.* 23,898 59,984
Akero Therapeutics, Inc.* 2,432 74,881
Akouos , Inc.*(a) 2,596 59,371
Albireo Pharma, Inc.*(a) 2,453 81,857
Alector , Inc.* 8,491 89,453
Allakos , Inc.*(a) 4,345 353,900
Allogene Therapeutics, Inc.*(a) 9,714 366,315
Allovir , Inc.*(a) 3,205 88,137
ALX Oncology Holdings,
Inc.*(a) 1,717 64,800
Amicus Therapeutics, Inc.*(a) 45,684 645,058
AnaptysBio , Inc.* 4,160 61,360
Anavex Life Sciences
Corp.*(a) 9,745 44,340
Anika Therapeutics, Inc.* 2,587 91,554
Annexon , Inc.* 2,639 79,777
Anthera Pharmaceuticals, Inc.* — 0
Apellis Pharmaceuticals,
Inc.*(a) 10,980 331,267
Applied Genetic Technologies
Corp.*(a) 4,730 22,988
Applied Molecular Transport,
Inc.*(a) 2,229 70,927
Applied Therapeutics, Inc.*(a) 2,446 50,779
Aprea Therapeutics, Inc.* 1,299 31,254
Aptinyx , Inc.*(a) 4,402 14,879
Aravive , Inc.*(a) 2,285 10,739
Arcturus Therapeutics
Holdings, Inc.*(a) 2,886 123,809
Arcus Biosciences, Inc.* 7,599 130,247
Arcutis Biotherapeutics ,
Inc.*(a) 3,241 94,961
Ardelyx , Inc.*(a) 13,170 69,142
Arena Pharmaceuticals, Inc.* 10,423 779,536
Arrowhead Pharmaceuticals,
Inc.*(a) 18,054 777,405
Assembly Biosciences, Inc.*(a) 5,596 91,998
Atara Biotherapeutics , Inc.*(a) 13,017 168,700
Athenex , Inc.*(a) 11,171 135,169
Common Stocks
Shares Value ($)
Biotechnology
Athersys , Inc.*(a) 30,891 60,237
Atreca , Inc., Class A*(a) 5,008 69,962
AVEO Pharmaceuticals, Inc.* 4,217 25,049
Avid Bioservices , Inc.*(a) 10,632 81,016
Avidity Biosciences, Inc.* 3,001 84,478
Avrobio , Inc.*(a) 5,769 75,112
Axcella Health, Inc.* 2,743 12,673
Beam Therapeutics, Inc.*(a) 6,354 156,435
Beyondspring , Inc.* 2,988 39,770
BioCryst Pharmaceuticals,
Inc.*(a) 32,332 111,060
Biohaven Pharmaceutical
Holding Co. Ltd.*(a) 8,666 563,377
BioSpecifics Technologies
Corp.*(a) 1,158 61,177
Bioxcel Therapeutics, Inc.*(a) 1,940 84,118
Black Diamond Therapeutics,
Inc.*(a) 3,244 98,066
Blueprint Medicines Corp.*(a) 9,966 923,848
BrainStorm Cell Therapeutics,
Inc.*(a) 4,837 81,842
Bridgebio Pharma, Inc.*(a) 12,995 487,572
Cabaletta Bio, Inc.* 2,289 24,813
Calithera Biosciences, Inc.* 12,048 41,566
Calyxt , Inc.*(a) 2,986 16,393
CareDx , Inc.*(a) 8,633 327,536
CASI Pharmaceuticals, Inc.*(a) 8,540 13,066
Castle Biosciences, Inc.* 2,107 108,405
Catabasis Pharmaceuticals,
Inc.*(a) 3,356 20,774
Catalyst Biosciences, Inc.* 3,435 14,770
Catalyst Pharmaceuticals,
Inc.*(a) 18,580 55,183
Cellular Biomedicine Group,
Inc.* 2,394 43,906
CEL-SCI Corp.*(a) 5,764 73,491
Centogene NV* 728 6,887
Checkmate Pharmaceuticals,
Inc.*(a) 1,053 12,120
Checkpoint Therapeutics,
Inc.*(a) 8,467 22,692
ChemoCentryx , Inc.* 8,943 490,076
Chimerix , Inc.* 8,568 21,334
Cidara Therapeutics, Inc.* 6,154 17,539
Clovis Oncology, Inc.*(a) 14,861 86,640
Cohbar , Inc. Reg. S*(a) 3,525 3,347
Coherus Biosciences, Inc.*(a) 10,169 186,499
Concert Pharmaceuticals, Inc.* 5,273 51,781
Constellation Pharmaceuticals,
Inc.*(a) 5,525 111,937
ContraFect Corp.* 4,828 25,492
Corbus Pharmaceuticals
Holdings, Inc.*(a) 12,520 22,536
Cortexyme , Inc.*(a) 2,870 143,500
Crinetics Pharmaceuticals,
Inc.*(a) 4,819 75,514
Cue Biopharma, Inc.* 5,073 76,349
Cyclerion Therapeutics,
Inc.*(a) 3,820 23,226

98 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Cytokinetics, Inc.*(a) 11,954 258,804
CytomX Therapeutics, Inc.* 8,757 58,234
Deciphera Pharmaceuticals,
Inc.* 6,879 352,893
Denali Therapeutics, Inc.*(a) 11,533 413,227
DermTech , Inc.*(a) 1,426 17,041
Dicerna Pharmaceuticals, Inc.* 11,784 211,994
Dyadic International, Inc.*(a) 3,692 27,948
Dynavax Technologies
Corp.*(a) 19,060 82,339
Eagle Pharmaceuticals, Inc.* 1,901 80,754
Editas Medicine, Inc.*(a) 11,311 317,387
Eidos Therapeutics, Inc.*(a) 1,908 96,411
Eiger BioPharmaceuticals ,
Inc.* 4,733 38,527
Emergent BioSolutions , Inc.* 8,052 832,013
Enanta Pharmaceuticals, Inc.* 3,448 157,849
Enochian Biosciences, Inc.*(a) 2,332 8,349
Epizyme , Inc.*(a) 16,359 195,163
Esperion Therapeutics, Inc.*(a) 4,771 177,338
Evelo Biosciences, Inc.*(a) 2,164 11,404
Exicure , Inc.* 10,693 18,713
Fate Therapeutics, Inc.*(a) 12,915 516,213
Fennec Pharmaceuticals, Inc.* 4,021 24,367
FibroGen , Inc.* 15,307 629,424
Five Prime Therapeutics, Inc.* 5,357 25,178
Flexion Therapeutics, Inc.*(a) 7,843 81,646
Forma Therapeutics Holdings,
Inc.*(a) 2,891 144,087
Fortress Biotech, Inc.* 9,740 39,350
Frequency Therapeutics,
Inc.*(a) 4,536 87,137
G1 Therapeutics, Inc.*(a) 6,373 73,608
Galectin Therapeutics, Inc.* 6,784 18,113
Galera Therapeutics, Inc.*(a) 1,286 11,625
Generation Bio Co.*(a) 2,193 67,786
Genprex , Inc.*(a) 4,875 16,380
Geron Corp.*(a) 51,412 89,457
GlycoMimetics , Inc.*(a) 5,293 16,250
Gossamer Bio, Inc.*(a) 10,165 126,148
Gritstone Oncology, Inc.* 5,523 14,636
Halozyme Therapeutics,
Inc.*(a) 24,643 647,618
Harpoon Therapeutics, Inc.*(a) 1,833 31,143
Heron Therapeutics, Inc.*(a) 16,200 240,084
Homology Medicines, Inc.*(a) 6,242 66,789
Hookipa Pharma, Inc.* 2,375 22,491
iBio , Inc.*(a) 11,742 23,836
Ideaya Biosciences, Inc.*(a) 2,466 30,973
IGM Biosciences, Inc.* 1,301 96,027
Immunic , Inc.*(a) 769 14,280
ImmunoGen , Inc.* 31,559 113,612
Immunovant , Inc.* 6,296 221,556
Inovio Pharmaceuticals,
Inc.*(a) 28,268 327,909
Inozyme Pharma, Inc.* 1,444 37,963
Insmed , Inc.* 18,197 584,852
Intellia Therapeutics, Inc.*(a) 9,013 179,178
Intercept Pharmaceuticals,
Inc.*(a) 4,713 195,401
Common Stocks
Shares Value ($)
Biotechnology
Invitae Corp.*(a) 20,818 902,460
Ironwood Pharmaceuticals,
Inc.*(a) 28,606 257,311
iTeos Therapeutics, Inc.* 1,916 47,268
IVERIC bio, Inc.*(a) 14,359 80,985
Jounce Therapeutics, Inc.*(a) 2,840 23,174
Kadmon Holdings, Inc.* 28,574 112,010
KalVista Pharmaceuticals,
Inc.* 2,137 26,905
Karuna Therapeutics, Inc.*(a) 2,843 219,821
Karyopharm Therapeutics,
Inc.*(a) 12,771 186,457
Keros Therapeutics, Inc.* 1,333 51,414
Kezar Life Sciences, Inc.* 5,327 25,783
Kindred Biosciences, Inc.*(a) 6,273 26,911
Kiniksa Pharmaceuticals Ltd.,
Class A* 4,789 73,367
Kodiak Sciences, Inc.*(a) 5,113 302,741
Krystal Biotech, Inc.* 2,444 105,214
Kura Oncology, Inc.* 9,781 299,690
La Jolla Pharmaceutical
Co.*(a) 3,164 12,751
Lexicon Pharmaceuticals,
Inc.*(a) 7,029 10,122
Ligand Pharmaceuticals,
Inc.*(a) 2,573 245,258
LogicBio Therapeutics, Inc.*(a) 2,368 21,501
MacroGenics , Inc.* 9,507 239,481
Madrigal Pharmaceuticals,
Inc.*(a) 1,647 195,548
Magenta Therapeutics, Inc.*(a) 3,153 21,440
MannKind Corp.*(a) 39,031 73,378
Marker Therapeutics, Inc.*(a) 4,374 6,561
MediciNova , Inc.*(a) 8,327 43,633
MEI Pharma, Inc.*(a) 19,172 59,817
MeiraGTx Holdings plc* 3,726 49,332
Mersana Therapeutics, Inc.* 9,593 178,622
Minerva Neurosciences,
Inc.*(a) 5,849 18,600
Mirati Therapeutics, Inc.*(a) 6,733 1,118,015
Mirum Pharmaceuticals,
Inc.*(a) 859 16,553
Molecular Templates, Inc.*(a) 4,401 48,059
Momenta Pharmaceuticals,
Inc.* 21,262 1,115,830
Morphic Holding, Inc.*(a) 2,505 68,487
Mustang Bio, Inc.* 4,516 14,225
Myriad Genetics, Inc.*(a) 13,401 174,749
NantKwest , Inc.*(a) 5,636 39,086
Natera , Inc.* 12,828 926,695
Neoleukin Therapeutics, Inc.* 5,382 64,584
Neubase Therapeutics,
Inc.*(a) 3,240 24,592
NeuroBo Pharmaceuticals,
Inc.* 816 4,586
NextCure , Inc.* 2,915 25,652
Nkarta , Inc.*(a) 2,912 87,535
Novavax , Inc.*(a) 11,116 1,204,419
Nurix Therapeutics, Inc.*(a) 1,989 69,436

NVIT Small Cap Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 99
Common Stocks
Shares Value ($)
Biotechnology
Nymox Pharmaceutical Corp.* 7,125 17,528
Oncocyte Corp.*(a) 6,821 9,481
OPKO Health, Inc.*(a) 71,677 264,488
Organogenesis Holdings,
Inc.*(a) 3,741 14,365
Orgenesis , Inc.* 2,787 14,046
ORIC Pharmaceuticals,
Inc.*(a) 1,640 41,016
Ovid therapeutics, Inc.*(a) 8,042 46,161
Oyster Point Pharma, Inc.* 953 20,118
Pandion Therapeutics, Inc.*(a) 1,316 15,081
Passage Bio, Inc.* 2,540 33,299
PDL BioPharma , Inc.* 19,905 62,701
PhaseBio Pharmaceuticals,
Inc.*(a) 3,824 13,422
Pieris Pharmaceuticals,
Inc.*(a) 7,684 15,906
Poseida Therapeutics, Inc.* 2,360 20,933
Precigen , Inc.*(a) 11,931 41,759
Precision BioSciences , Inc.*(a) 8,486 52,274
Prevail Therapeutics, Inc.* 2,641 26,885
Protagonist Therapeutics, Inc.* 5,448 106,508
Protara Therapeutics, Inc.*(a) 377 6,345
Prothena Corp. plc*(a) 5,920 59,141
PTC Therapeutics, Inc.*(a) 11,263 526,545
Puma Biotechnology, Inc.*(a) 5,936 59,894
Radius Health, Inc.*(a) 8,341 94,587
RAPT Therapeutics, Inc.*(a) 2,070 66,654
REGENXBIO, Inc.* 6,250 172,000
Relay Therapeutics, Inc.*(a) 5,775 245,957
Replimune Group, Inc.* 3,758 86,509
Retrophin , Inc.*(a) 8,776 162,005
REVOLUTION Medicines,
Inc.*(a) 6,937 241,408
Rhythm Pharmaceuticals, Inc.* 5,901 127,875
Rigel Pharmaceuticals, Inc.*(a) 28,489 68,374
Rocket Pharmaceuticals,
Inc.*(a) 6,291 143,812
Rubius Therapeutics, Inc.*(a) 7,152 35,832
Sangamo Therapeutics,
Inc.*(a) 20,789 196,456
Savara , Inc.* 8,351 9,103
Scholar Rock Holding
Corp.*(a) 4,034 71,361
Selecta Biosciences, Inc.*(a) 11,936 29,601
Seres Therapeutics, Inc.*(a) 9,571 270,955
Soleno Therapeutics, Inc.*(a) 11,408 28,634
Solid Biosciences, Inc.*(a) 5,771 11,715
Sorrento Therapeutics, Inc.*(a) 39,865 444,495
Spectrum Pharmaceuticals,
Inc.*(a) 25,766 105,125
Spero Therapeutics, Inc.*(a) 2,617 29,206
SpringWorks Therapeutics,
Inc.*(a) 3,932 187,438
Stoke Therapeutics, Inc.* 2,319 77,663
Sutro Biopharma, Inc.*(a) 4,620 46,431
Syndax Pharmaceuticals, Inc.* 4,831 71,306
Syros Pharmaceuticals, Inc.* 7,540 66,654
TCR2 Therapeutics, Inc.*(a) 4,547 92,395
TG Therapeutics, Inc.*(a) 20,026 535,896
Common Stocks
Shares Value ($)
Biotechnology
Translate Bio, Inc.*(a) 12,266 166,940
Turning Point Therapeutics,
Inc.*(a) 6,157 537,876
Twist Bioscience Corp.*(a) 5,906 448,679
Tyme Technologies, Inc.*(a) 9,871 9,674
Ultragenyx Pharmaceutical,
Inc.*(a) 10,403 855,023
UNITY Biotechnology, Inc.*(a) 6,035 20,881
UroGen Pharma Ltd.*(a) 3,543 68,344
Vanda Pharmaceuticals, Inc.* 9,716 93,857
Vaxart , Inc.*(a) 9,413 62,596
Vaxcyte , Inc.*(a) 3,268 161,374
VBI Vaccines, Inc.*(a) 32,191 92,066
Veracyte , Inc.* 10,308 334,907
Verastem , Inc.*(a) 28,550 34,546
Vericel Corp.* 8,248 152,835
Viela Bio, Inc.* 3,993 112,123
Viking Therapeutics, Inc.*(a) 12,181 70,893
Vir Biotechnology, Inc.*(a) 9,655 331,456
Voyager Therapeutics, Inc.* 4,843 51,675
X4 Pharmaceuticals, Inc.* 3,262 22,084
XBiotech , Inc.* 2,425 46,293
Xencor , Inc.*(a) 10,067 390,499
XOMA Corp.*(a) 1,053 19,839
Y- mAbs Therapeutics, Inc.*(a) 5,537 212,565
Zentalis Pharmaceuticals,
Inc.*(a) 1,937 63,321
ZIOPHARM Oncology, Inc.*(a) 39,732 100,125
37,748,972
Building Products 1.7%
AAON, Inc.(a) 7,444 448,501
Advanced Drainage Systems,
Inc. 10,015 625,336
Alpha Pro Tech Ltd.*(a) 2,088 30,861
American Woodmark Corp.* 3,045 239,154
Apogee Enterprises, Inc. 4,751 101,529
Builders FirstSource , Inc.* 20,842 679,866
Caesarstone Ltd. 4,077 39,954
Cornerstone Building Brands,
Inc.* 7,554 60,281
CSW Industrials, Inc. 2,436 188,181
Gibraltar Industries, Inc.* 6,008 391,361
Griffon Corp. 7,699 150,438
Insteel Industries, Inc. 3,124 58,419
JELD-WEN Holding, Inc.* 12,227 276,330
Masonite International Corp.* 4,377 430,697
Patrick Industries, Inc. 3,960 227,779
PGT Innovations, Inc.* 10,146 177,758
Quanex Building Products
Corp. 5,822 107,358
Resideo Technologies, Inc.* 22,303 245,333
Simpson Manufacturing Co.,
Inc. 7,848 762,512
UFP Industries, Inc. 10,772 608,726
5,850,374
Capital Markets 1.4%
Artisan Partners Asset
Management, Inc., Class A 9,842 383,740

100 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Capital Markets
Assetmark Financial Holdings,
Inc.* 3,032 65,916
Associated Capital Group,
Inc., Class A(a) 391 14,127
B. Riley Financial, Inc. 3,407 85,379
BGC Partners, Inc., Class A 53,943 129,463
Blucora , Inc.* 8,865 83,508
Brightsphere Investment
Group, Inc. 10,801 139,333
Calamos Asset Management,
Inc.*^∞ 4,451 0
Cohen & Steers, Inc. 4,368 243,472
Cowen, Inc., Class A(a) 4,999 81,334
Diamond Hill Investment
Group, Inc. 496 62,655
Donnelley Financial Solutions,
Inc.* 5,319 71,062
Federated Hermes, Inc., Class
B 17,379 373,822
Focus Financial Partners, Inc.,
Class A* 5,926 194,313
GAMCO Investors, Inc., Class
A 1,477 17,089
Greenhill & Co., Inc.(a) 2,718 30,849
Hamilton Lane, Inc., Class A 5,380 347,494
Houlihan Lokey , Inc. 9,192 542,788
Moelis & Co., Class A(a) 9,500 333,830
Oppenheimer Holdings, Inc.,
Class A 1,521 33,949
Piper Sandler Cos. 3,124 228,052
PJT Partners, Inc., Class A 4,162 252,259
Pzena Investment
Management, Inc., Class A 3,204 17,173
Safeguard Scientifics, Inc. 2,256 12,363
Sculptor Capital Management,
Inc.(a) 3,832 44,988
Siebert Financial Corp.* 2,167 6,999
Silvercrest Asset Management
Group, Inc., Class A(a) 2,295 24,006
Stifel Financial Corp. 11,943 603,838
StoneX Group, Inc.* 2,883 147,494
Value Line, Inc.(a) 289 7,138
Virtus Investment Partners,
Inc. 1,318 182,741
Waddell & Reed Financial,
Inc., Class A(a) 11,767 174,740
Westwood Holdings Group,
Inc. 1,820 20,275
WisdomTree Investments, Inc. 24,754 79,213
5,035,402
Chemicals 1.6%
Advanced Emissions
Solutions, Inc.(a) 2,872 11,660
AdvanSix , Inc.* 5,296 68,212
AgroFresh Solutions, Inc.* 5,205 12,648
American Vanguard Corp. 4,886 64,202
Amyris , Inc.*(a) 18,955 55,349
Avient Corp. 16,257 430,160
Balchem Corp.(a) 5,765 562,837
Common Stocks
Shares Value ($)
Chemicals
Chase Corp. 1,346 128,408
Ferro Corp.* 14,834 183,942
FutureFuel Corp. 4,822 54,826
GCP Applied Technologies,
Inc.* 8,771 183,752
Hawkins, Inc. 1,714 79,015
HB Fuller Co. 9,242 423,099
Ingevity Corp.* 7,398 365,757
Innospec , Inc. 4,458 282,281
Intrepid Potash, Inc.*(a) 2,221 18,742
Koppers Holdings, Inc.* 3,534 73,896
Kraton Corp.* 5,898 105,102
Kronos Worldwide, Inc.(a) 4,258 54,758
Livent Corp.*(a) 26,339 236,261
Marrone Bio Innovations, Inc.* 7,916 9,658
Minerals Technologies, Inc. 5,995 306,344
Orion Engineered Carbons SA 10,831 135,496
PQ Group Holdings, Inc.* 7,125 73,103
Quaker Chemical Corp.(a) 2,410 433,101
Rayonier Advanced Materials,
Inc.* 10,582 33,862
Sensient Technologies Corp. 7,609 439,344
Stepan Co. 3,916 426,844
Trecora Resources* 4,692 28,809
Tredegar Corp. 5,050 75,094
Trinseo SA 6,816 174,762
Tronox Holdings plc, Class A 16,649 131,028
5,662,352
Commercial Services & Supplies 2.1%
ABM Industries, Inc.(a) 12,067 442,376
ACCO Brands Corp. 17,574 101,929
Advanced Disposal Services,
Inc.*(a) 13,388 404,719
Brady Corp., Class A 8,478 339,289
BrightView Holdings, Inc.* 7,104 80,986
Brink's Co. (The) 9,052 371,947
Casella Waste Systems, Inc.,
Class A* 8,310 464,113
CECO Environmental Corp.* 6,437 46,926
Cimpress plc* 3,161 237,581
CompX International, Inc. 256 3,827
Covanta Holding Corp. 20,964 162,471
Deluxe Corp. 7,662 197,143
Ennis, Inc. 4,363 76,091
Harsco Corp.* 14,216 197,745
Healthcare Services Group,
Inc.(a) 13,849 298,169
Heritage-Crystal Clean, Inc.* 3,012 40,210
Herman Miller, Inc. 10,592 319,455
HNI Corp. 7,834 245,831
Interface, Inc. 10,530 64,444
KAR Auction Services, Inc. 23,303 335,563
Kimball International, Inc.,
Class B 6,822 71,904
Knoll, Inc. 8,643 104,235
Matthews International Corp.,
Class A 5,389 120,498
McGrath RentCorp 4,437 264,401

NVIT Small Cap Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 101
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Montrose Environmental
Group, Inc.* 1,958 46,640
NL Industries, Inc. 1,098 4,666
PICO Holdings, Inc.* 3,189 28,573
Pitney Bowes, Inc. 30,135 160,017
Quad/Graphics, Inc. 5,740 17,392
SP Plus Corp.* 4,164 74,744
Steelcase, Inc., Class A 15,089 152,550
Team, Inc.* 4,719 25,954
Tetra Tech, Inc. 9,702 926,541
UniFirst Corp. 2,738 518,495
US Ecology, Inc.(a) 5,518 180,273
Viad Corp.(a) 3,632 75,655
VSE Corp. 1,393 42,681
7,246,034
Communications Equipment 0.9%
Acacia Communications, Inc.* 7,059 475,776
ADTRAN, Inc. 9,078 93,095
Applied Optoelectronics,
Inc.*(a) 3,850 43,312
CalAmp Corp.*(a) 6,557 47,145
Calix, Inc.* 9,139 162,491
Cambium Networks Corp.* 1,010 17,039
Casa Systems, Inc.* 5,184 20,891
Clearfield, Inc.* 1,689 34,067
Comtech Telecommunications
Corp. 4,376 61,264
Digi International, Inc.* 5,536 86,528
DZS, Inc.* 2,642 24,755
Extreme Networks, Inc.* 22,240 89,405
Genasys , Inc.* 5,926 36,445
Harmonic, Inc.* 17,041 95,089
Infinera Corp.*(a) 29,607 182,379
Inseego Corp.*(a) 10,202 105,285
InterDigital , Inc. 5,649 322,332
KVH Industries, Inc.* 2,780 25,048
NETGEAR, Inc.* 5,498 169,448
NetScout Systems, Inc.* 12,435 271,456
PC-Tel, Inc.* 3,383 19,148
Plantronics, Inc.(a) 6,256 74,071
Resonant, Inc.*(a) 9,124 21,715
Ribbon Communications, Inc.* 12,026 46,541
Viavi Solutions, Inc.* 40,879 479,511
3,004,236
Construction & Engineering 1.3%
Aegion Corp.* 5,197 73,434
Ameresco , Inc., Class A*(a) 4,203 140,380
API Group Corp. Reg. S*(a)(b) 25,288 359,848
Arcosa , Inc. 8,748 385,699
Argan , Inc. 2,648 110,978
Comfort Systems USA, Inc. 6,472 333,373
Concrete Pumping Holdings,
Inc.* 6,231 22,245
Construction Partners, Inc.,
Class A*(a) 4,698 85,503
Dycom Industries, Inc.* 5,533 292,253
EMCOR Group, Inc. 9,756 660,579
Fluor Corp. 25,965 228,752
Granite Construction, Inc.(a) 8,242 145,142
Common Stocks
Shares Value ($)
Construction & Engineering
Great Lakes Dredge & Dock
Corp.* 11,467 109,051
HC2 Holdings, Inc.*(a) 8,675 20,993
IES Holdings, Inc.*(a) 1,710 54,327
MasTec , Inc.*(a) 10,188 429,933
MYR Group, Inc.* 3,061 113,808
Northwest Pipe Co.* 1,633 43,209
NV5 Global, Inc.*(a) 1,966 103,746
Primoris Services Corp. 8,494 153,232
Sterling Construction Co., Inc.* 5,362 75,926
Tutor Perini Corp.* 7,464 83,074
WillScot Mobile Mini Holdings
Corp.* 28,893 481,935
4,507,420
Construction Materials 0.1%
Forterra , Inc.*(a) 3,146 37,186
Summit Materials, Inc., Class
A* 20,607 340,840
United States Lime & Minerals,
Inc. 403 36,310
US Concrete, Inc.* 2,979 86,510
500,846
Consumer Finance 0.7%
Atlanticus Holdings Corp.*(a) 754 8,973
Curo Group Holdings Corp. 2,403 16,941
Encore Capital Group, Inc.*(a) 5,797 223,706
Enova International, Inc.* 4,919 80,623
EZCORP, Inc., Class A*(a) 8,674 43,630
FirstCash , Inc. 7,299 417,576
Green Dot Corp., Class A* 9,335 472,444
LendingClub Corp.*(a) 13,444 63,321
Navient Corp. 34,495 291,483
Nelnet, Inc., Class A 3,073 185,148
Oportun Financial Corp.*(a) 3,644 42,963
PRA Group, Inc.*(a) 8,317 332,264
Regional Management Corp.* 1,473 24,540
World Acceptance Corp.*(a) 829 87,501
2,291,113
Containers & Packaging 0.2%
Greif, Inc., Class A 4,708 170,477
Greif, Inc., Class B 1,203 47,494
Myers Industries, Inc.(a) 6,057 80,134
O-I Glass, Inc. 28,238 299,040
Ranpak Holdings Corp.*(a) 4,459 42,450
UFP Technologies, Inc.* 1,278 52,935
692,530
Distributors 0.1%
Core-Mark Holding Co., Inc. 8,052 232,944
Funko , Inc., Class A*(a) 5,189 30,044
Greenlane Holdings, Inc.,
Class A*(a) 3,182 7,128
Weyco Group, Inc. 1,293 20,908
291,024
Diversified Consumer Services 0.6%
Adtalem Global Education,
Inc.* 9,445 231,780
American Public Education,
Inc.* 2,700 76,113

102 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Diversified Consumer Services
Aspen Group, Inc.*(a) 3,184 35,565
Carriage Services, Inc. 2,897 64,632
Collectors Universe, Inc. 1,765 87,350
Franchise Group, Inc. 4,036 102,353
Houghton Mifflin Harcourt Co.* 19,079 33,007
K12, Inc.* 7,109 187,251
Laureate Education, Inc.,
Class A* 19,812 263,103
OneSpaWorld Holdings Ltd.(a) 7,840 50,960
Perdoceo Education Corp.*(a) 11,814 144,603
Regis Corp.*(a) 4,504 27,655
Strategic Education, Inc. 4,337 396,705
Universal Technical Institute,
Inc.*(a) 5,235 26,594
Vivint Smart Home, Inc.* 13,070 223,236
WW International, Inc.*(a) 8,711 164,377
2,115,284
Diversified Financial Services 0.2%
Alerus Financial Corp.(a) 2,521 49,412
A-Mark Precious Metals, Inc.
(a) 771 25,998
Banco Latinoamericano de
Comercio Exterior SA, Class
E 6,214 75,500
Cannae Holdings, Inc.* 15,494 577,306
GWG Holdings, Inc.* 936 8,050
Marlin Business Services
Corp. 1,548 10,913
SWK Holdings Corp.*(a) 610 8,540
755,719
Diversified Telecommunication Services 0.8%
Alaska Communications
Systems Group, Inc. 7,352 14,704
Anterix , Inc.*(a) 1,942 63,523
ATN International, Inc. 2,090 104,792
Bandwidth, Inc., Class A*(a) 3,438 600,172
Cincinnati Bell, Inc.* 8,127 121,905
Cogent Communications
Holdings, Inc. 7,763 466,168
Consolidated Communications
Holdings, Inc.*(a) 13,165 74,909
IDT Corp., Class B* 2,699 17,759
Iridium Communications, Inc.* 21,123 540,326
Liberty Latin America Ltd.,
Class A* 8,636 71,247
Liberty Latin America Ltd.,
Class C* 28,371 230,940
Ooma , Inc.* 4,138 54,001
ORBCOMM, Inc.* 14,392 48,933
Vonage Holdings Corp.* 41,482 424,361
2,833,740
Electric Utilities 0.7%
ALLETE, Inc. 9,351 483,821
Genie Energy Ltd., Class B 2,326 18,608
MGE Energy, Inc. 6,612 414,308
Otter Tail Corp. 7,347 265,741
PNM Resources, Inc.(a) 14,288 590,523
Portland General Electric Co. 16,124 572,402
Common Stocks
Shares Value ($)
Electric Utilities
Spark Energy, Inc., Class A 1,667 13,869
2,359,272
Electrical Equipment 1.4%
Allied Motion Technologies,
Inc. 1,198 49,453
American Superconductor
Corp.*(a) 4,420 64,002
Atkore International Group,
Inc.* 8,629 196,137
AZZ, Inc. 4,614 157,430
Bloom Energy Corp., Class
A*(a) 15,714 282,381
Encore Wire Corp. 3,650 169,433
EnerSys 7,620 511,454
FuelCell Energy, Inc.*(a) 39,003 83,466
LSI Industries, Inc. 5,019 33,878
Orion Energy Systems, Inc.* 4,018 30,416
Plug Power, Inc.*(a) 61,511 824,862
Powell Industries, Inc. 1,599 38,584
Preformed Line Products Co. 520 25,334
Sunrun , Inc.*(a) 21,422 1,650,994
Thermon Group Holdings, Inc.* 6,126 68,795
TPI Composites, Inc.* 5,677 164,406
Ultralife Corp.* 1,100 6,490
Vicor Corp.*(a) 3,475 270,112
Vivint Solar, Inc.* 8,885 376,280
5,003,907
Electronic Equipment, Instruments & Components 2.1%
Akoustis Technologies, Inc.*(a) 5,889 48,054
Arlo Technologies, Inc.* 13,698 72,052
Badger Meter, Inc. 5,340 349,076
Bel Fuse, Inc., Class B 1,988 21,232
Belden, Inc. 7,868 244,852
Benchmark Electronics, Inc. 6,393 128,819
CTS Corp. 5,877 129,470
Daktronics, Inc.(a) 5,342 21,154
ePlus , Inc.* 2,425 177,510
Fabrinet * 6,530 411,586
FARO Technologies, Inc.* 3,129 190,806
Fitbit, Inc., Class A* 43,716 304,263
II-VI, Inc.*(a) 18,236 739,652
Insight Enterprises, Inc.*(a) 6,210 351,362
Intellicheck , Inc.* 3,054 20,370
Iteris , Inc.*(a) 6,815 27,942
Itron , Inc.* 7,197 437,146
Kimball Electronics, Inc.* 4,701 54,344
Knowles Corp.* 15,579 232,127
Luna Innovations, Inc.*(a) 4,982 29,792
Methode Electronics, Inc. 6,610 188,385
MTS Systems Corp. 3,753 71,720
Napco Security Technologies,
Inc.*(a) 2,062 48,457
nLight , Inc.* 6,372 149,615
Novanta , Inc.* 6,211 654,267
OSI Systems, Inc.* 2,969 230,424
PAR Technology Corp.* 2,966 120,153
PC Connection, Inc.(a) 1,906 78,260
Plexus Corp.* 5,100 360,213
Powerfleet , Inc.*(a) 4,751 26,748

NVIT Small Cap Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 103
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Research Frontiers, Inc.*(a) 4,797 12,952
Rogers Corp.* 3,340 327,520
Sanmina Corp.* 11,964 323,626
ScanSource , Inc.* 4,806 95,303
TTM Technologies, Inc.*(a) 18,455 210,572
Vishay Intertechnology , Inc. 23,937 372,699
Vishay Precision Group, Inc.* 2,284 57,831
Wrap Technologies, Inc.*(a) 2,355 15,943
7,336,297
Energy Equipment & Services 0.5%
Archrock , Inc. 22,758 122,438
Aspen Aerogels, Inc.*(a) 3,543 38,796
Bristow Group, Inc.* 1,210 25,713
Cactus, Inc., Class A 8,283 158,951
ChampionX Corp.* 33,291 265,995
DMC Global, Inc.(a) 2,875 94,703
Dril -Quip, Inc.*(a) 6,424 159,058
Exterran Corp.* 4,892 20,351
Frank's International NV* 30,249 46,583
Helix Energy Solutions Group,
Inc.*(a) 26,862 64,737
Liberty Oilfield Services, Inc.,
Class A(a) 11,189 89,400
Matrix Service Co.* 5,359 44,748
Nabors Industries Ltd.(a) 1,250 30,550
National Energy Services
Reunited Corp.* 3,788 24,167
Newpark Resources, Inc.* 19,638 20,620
NexTier Oilfield Solutions, Inc.* 29,273 54,155
Oceaneering International,
Inc.* 18,456 64,965
Oil States International, Inc.* 8,726 23,822
Patterson-UTI Energy, Inc.(a) 33,731 96,133
ProPetro Holding Corp.* 15,284 62,053
RPC, Inc.* 8,614 22,741
SEACOR Holdings, Inc.* 3,288 95,615
Select Energy Services, Inc.,
Class A* 9,727 37,352
Solaris Oilfield Infrastructure,
Inc., Class A(a) 5,267 33,393
Tidewater, Inc.*(a) 6,677 44,803
Transocean Ltd.*(a) 110,288 88,991
US Silica Holdings, Inc.(a) 11,599 34,797
1,865,630
Entertainment 0.2%
AMC Entertainment Holdings,
Inc., Class A(a) 9,783 46,078
Cinemark Holdings, Inc.(a) 19,073 190,730
Eros STX Global Corp.*(a) 26,850 59,338
Gaia, Inc.* 1,635 16,072
Glu Mobile, Inc.* 26,327 202,060
IMAX Corp.* 9,259 110,738
Liberty Media Corp.-Liberty
Braves, Class C* 6,368 133,792
Liberty Media Corp-Liberty
Braves, Class A*(a) 2,157 45,038
LiveXLive Media, Inc.*(a) 5,741 14,898
Common Stocks
Shares Value ($)
Entertainment
Marcus Corp. (The) 4,596 35,527
854,271
Equity Real Estate Investment Trusts (REITs) 5.7%
Acadia Realty Trust 15,048 158,004
Agree Realty Corp. 9,714 618,199
Alexander & Baldwin, Inc. 12,675 142,087
Alexander's, Inc. 401 98,333
Alpine Income Property Trust,
Inc. 1,331 20,697
American Assets Trust, Inc. 8,981 216,352
American Finance Trust, Inc. 19,086 119,669
Armada Hoffler Properties, Inc. 10,308 95,452
Bluerock Residential Growth
REIT, Inc. 4,973 37,695
BRT Apartments Corp. 1,701 20,038
CareTrust REIT, Inc. 17,516 311,697
CatchMark Timber Trust, Inc.,
Class A 8,740 78,048
Chatham Lodging Trust 8,846 67,407
CIM Commercial Trust Corp. 2,223 21,919
City Office REIT, Inc. 7,617 57,280
Clipper Realty, Inc. 3,447 20,854
Colony Capital, Inc. 86,668 236,604
Columbia Property Trust, Inc. 20,417 222,749
Community Healthcare Trust,
Inc. 3,955 184,936
CoreCivic , Inc. 21,241 169,928
CorEnergy Infrastructure Trust,
Inc. 3,085 18,016
CorePoint Lodging, Inc. 6,927 37,752
DiamondRock Hospitality Co. 36,542 185,268
Diversified Healthcare Trust 42,454 149,438
Easterly Government
Properties, Inc. 14,445 323,712
EastGroup Properties, Inc. 6,973 901,818
Essential Properties Realty
Trust, Inc. 16,505 302,372
Farmland Partners, Inc. 4,621 30,776
Four Corners Property Trust,
Inc. 12,714 325,351
Franklin Street Properties
Corp. 19,339 70,781
Front Yard Residential Corp. 9,013 78,774
GEO Group, Inc. (The) 21,536 244,218
Getty Realty Corp. 6,401 166,490
Gladstone Commercial Corp. 6,519 109,845
Gladstone Land Corp. 3,114 46,772
Global Medical REIT, Inc. 8,088 109,188
Global Net Lease, Inc. 16,556 263,240
Healthcare Realty Trust, Inc. 24,561 739,777
Hersha Hospitality Trust 6,163 34,143
Independence Realty Trust,
Inc. 16,918 196,080
Industrial Logistics Properties
Trust 11,517 251,877
Innovative Industrial
Properties, Inc. 3,839 476,458
Investors Real Estate Trust 2,331 151,911
iStar , Inc. 13,140 155,183

104 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Jernigan Capital, Inc. 3,863 66,212
Kite Realty Group Trust 14,798 171,361
Lexington Realty Trust 49,242 514,579
LTC Properties, Inc. 6,972 243,044
Macerich Co. (The) 26,745 181,599
Mack-Cali Realty Corp. 15,724 198,437
Monmouth Real Estate
Investment Corp. 17,244 238,829
National Health Investors, Inc. 7,769 468,238
National Storage Affiliates
Trust 11,373 372,011
NETSTREIT Corp. 2,148 39,222
New Senior Investment Group,
Inc. 13,917 55,668
NexPoint Residential Trust,
Inc. 3,940 174,739
Office Properties Income Trust 8,480 175,706
One Liberty Properties, Inc. 2,629 43,010
Pebblebrook Hotel Trust 23,472 294,104
Physicians Realty Trust 37,598 673,380
Piedmont Office Realty Trust,
Inc., Class A 22,710 308,175
Plymouth Industrial REIT, Inc. 2,613 32,244
PotlatchDeltic Corp. 11,832 498,127
Preferred Apartment
Communities, Inc., Class A 8,768 47,347
PS Business Parks, Inc. 3,609 441,706
QTS Realty Trust, Inc., Class A 11,100 699,522
Retail Opportunity Investments
Corp. 20,839 217,038
Retail Properties of America,
Inc., Class A 38,465 223,482
Retail Value, Inc. 2,550 32,054
RLJ Lodging Trust 29,378 254,413
RPT Realty 13,782 74,974
Ryman Hospitality Properties,
Inc. 9,109 335,211
Sabra Health Care REIT, Inc. 37,087 511,244
Safehold , Inc. 3,137 194,808
Saul Centers, Inc. 1,920 51,034
Seritage Growth Properties,
Class A* 6,137 82,543
Service Properties Trust 30,193 240,034
SITE Centers Corp. 27,476 197,827
STAG Industrial, Inc. 27,091 826,005
Summit Hotel Properties, Inc. 18,956 98,192
Sunstone Hotel Investors, Inc. 38,290 304,023
Tanger Factory Outlet Centers,
Inc. 16,412 98,964
Terreno Realty Corp. 12,104 662,815
UMH Properties, Inc. 6,766 91,612
Uniti Group, Inc. 34,398 362,383
Universal Health Realty
Income Trust 2,313 131,818
Urban Edge Properties 20,754 201,729
Urstadt Biddle Properties, Inc.,
Class A 4,673 42,992
Washington REIT 15,104 304,044
Whitestone REIT 6,295 37,770
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Xenia Hotels & Resorts, Inc. 20,185 177,224
19,958,681
Food & Staples Retailing 0.8%
Andersons, Inc. (The) 5,490 105,243
BJ's Wholesale Club Holdings,
Inc.* 24,689 1,025,828
Chefs' Warehouse, Inc. (The)* 5,379 78,211
HF Foods Group, Inc.*(a) 6,759 44,677
Ingles Markets, Inc., Class
A(a) 2,655 100,996
Natural Grocers by Vitamin
Cottage, Inc.(a) 1,316 12,976
Performance Food Group Co.* 23,615 817,551
PriceSmart , Inc.(a) 4,070 270,452
Rite Aid Corp.*(a) 10,209 96,883
SpartanNash Co. 6,557 107,207
United Natural Foods, Inc.*(a) 9,570 142,306
Village Super Market, Inc.,
Class A(a) 1,765 43,437
Weis Markets, Inc. 1,826 87,648
2,933,415
Food Products 1.5%
Alico , Inc.(a) 767 21,952
B&G Foods, Inc.(a) 11,399 316,550
Bridgford Foods Corp.* 271 4,962
Calavo Growers, Inc. 3,048 201,991
Cal-Maine Foods, Inc.* 5,781 221,817
Darling Ingredients, Inc.* 29,004 1,045,014
Farmer Brothers Co.* 3,076 13,596
Fresh Del Monte Produce, Inc. 5,748 131,744
Freshpet , Inc.* 6,993 780,769
Hostess Brands, Inc.* 21,955 270,705
J & J Snack Foods Corp. 2,650 345,534
John B Sanfilippo & Son, Inc. 1,613 121,588
Lancaster Colony Corp. 3,403 608,456
Landec Corp.*(a) 4,386 42,632
Limoneira Co.(a) 2,649 37,881
Sanderson Farms, Inc. 3,692 435,545
Seneca Foods Corp., Class A* 1,127 40,268
Simply Good Foods Co. (The)* 15,340 338,247
Tootsie Roll Industries, Inc.(a) 2,956 91,340
Vital Farms, Inc.*(a) 1,810 73,359
5,143,950
Gas Utilities 1.0%
Brookfield Infrastructure Corp.,
Class A(a) 5,965 330,401
Chesapeake Utilities Corp. 2,914 245,650
New Jersey Resources Corp. 17,135 462,988
Northwest Natural Holding Co. 5,601 254,229
ONE Gas, Inc. 9,355 645,589
RGC Resources, Inc. 1,192 27,953
South Jersey Industries, Inc.
(a) 18,104 348,864
Southwest Gas Holdings, Inc. 10,117 638,383
Spire, Inc. 9,106 484,439
3,438,496

NVIT Small Cap Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 105
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies 3.7%
Accelerate Diagnostics,
Inc.*(a) 5,503 58,662
Accuray , Inc.* 18,115 43,476
Acutus Medical, Inc.*(a) 1,755 52,299
Alphatec Holdings, Inc.* 8,487 56,354
AngioDynamics , Inc.* 6,247 75,339
Antares Pharma, Inc.* 30,728 82,966
Apyx Medical Corp.* 7,002 32,979
Aspira Women's Health,
Inc.*(a) 14,138 43,616
AtriCure , Inc.* 7,869 313,973
Atrion Corp. 244 152,744
Avanos Medical, Inc.* 8,462 281,108
Axogen , Inc.*(a) 6,789 78,956
Axonics Modulation
Technologies, Inc.*(a) 5,572 284,395
Bellerophon Therapeutics,
Inc.* 682 6,943
Beyond Air, Inc.*(a) 1,978 10,266
BioLife Solutions, Inc.*(a) 2,450 70,903
BioSig Technologies, Inc.*(a) 4,930 24,305
Cantel Medical Corp.(a) 6,792 298,440
Cardiovascular Systems, Inc.* 6,924 272,459
Cerus Corp.*(a) 28,994 181,502
Chembio Diagnostics, Inc.*(a) 2,606 12,665
Co-Diagnostics, Inc.*(a) 4,621 62,799
CONMED Corp.(a) 4,959 390,124
CryoLife , Inc.*(a) 6,608 122,050
CryoPort , Inc.*(a) 6,066 287,528
Cutera , Inc.* 3,174 60,211
CytoSorbents Corp.* 7,402 59,031
Electromed , Inc.* 1,298 13,512
FONAR Corp.* 1,129 23,573
GenMark Diagnostics, Inc.* 12,299 174,646
Glaukos Corp.*(a) 7,781 385,315
Heska Corp.*(a) 1,291 127,538
Inari Medical, Inc.* 1,367 94,350
Inogen , Inc.*(a) 3,385 98,165
Integer Holdings Corp.* 5,982 352,998
IntriCon Corp.* 1,365 16,626
Invacare Corp.(a) 6,434 48,384
iRadimed Corp.*(a) 833 17,810
iRhythm Technologies, Inc.*(a) 4,945 1,177,454
Lantheus Holdings, Inc.* 12,204 154,625
LeMaitre Vascular, Inc. 2,781 90,466
LivaNova plc* 8,956 404,901
Meridian Bioscience, Inc.* 7,792 132,308
Merit Medical Systems, Inc.* 9,942 432,477
Mesa Laboratories, Inc.(a) 849 216,291
Milestone Scientific, Inc.* 7,483 10,401
Misonix , Inc.*(a) 2,700 31,671
Natus Medical, Inc.* 6,128 104,973
Nemaura Medical, Inc.*(a) 1,389 4,931
Neogen Corp.* 9,581 749,713
Nevro Corp.* 6,054 843,322
NuVasive , Inc.*(a) 9,228 448,204
OraSure Technologies, Inc.* 12,770 155,411
Orthofix Medical, Inc.* 3,334 103,821
OrthoPediatrics Corp.*(a) 2,353 108,050
PAVmed , Inc.*(a) 4,996 8,893
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Pulse Biosciences, Inc.*(a) 2,870 33,837
Quotient Ltd.* 10,921 56,134
Repro-Med Systems, Inc.* 4,414 31,869
Retractable Technologies,
Inc.*(a) 2,774 18,475
Rockwell Medical, Inc.*(a) 12,140 12,990
SeaSpine Holdings Corp.*(a) 4,873 69,684
Shockwave Medical, Inc.*(a) 5,127 388,627
SI-BONE, Inc.*(a) 4,672 110,820
Sientra , Inc.*(a) 9,268 31,511
Silk Road Medical, Inc.*(a) 4,855 326,305
Soliton, Inc.*(a) 923 7,052
STAAR Surgical Co.*(a) 8,229 465,432
Stereotaxis , Inc.* 8,400 30,072
Surgalign Holdings, Inc.*(a) 11,410 20,652
Surmodics , Inc.* 2,424 94,318
Tactile Systems Technology,
Inc.*(a) 3,328 121,771
Tela Bio, Inc.* 986 16,308
TransMedics Group, Inc.*(a) 4,461 61,473
Utah Medical Products, Inc. 624 49,839
Vapotherm , Inc.* 3,483 101,007
Varex Imaging Corp.*(a) 6,545 83,252
Venus Concept, Inc.* 3,785 8,781
ViewRay , Inc.* 21,072 73,752
VolitionRX Ltd.*(a) 3,989 12,805
Wright Medical Group NV*(a) 23,473 716,865
Zynex , Inc.*(a) 2,942 51,338
12,941,891
Health Care Providers & Services 2.6%
1Life Healthcare, Inc.*(a) 14,146 401,181
AdaptHealth Corp.*(a) 4,476 97,622
Addus HomeCare Corp.* 2,486 234,952
American Renal Associates
Holdings, Inc.*(a) 2,984 20,590
AMN Healthcare Services,
Inc.*(a) 8,524 498,313
Apollo Medical Holdings,
Inc.*(a) 3,432 61,570
Avalon GloboCare Corp.*(a) 3,326 4,158
BioTelemetry , Inc.* 6,057 276,078
Brookdale Senior Living,
Inc.*(a) 33,428 84,907
Community Health Systems,
Inc.* 14,563 61,456
CorVel Corp.* 1,638 139,934
Covetrus , Inc.* 17,639 430,392
Cross Country Healthcare,
Inc.* 6,364 41,302
Ensign Group, Inc. (The) 9,198 524,838
Enzo Biochem , Inc.* 10,204 21,530
Exagen , Inc.*(a) 561 6,081
Five Star Senior Living,
Inc.*(a) 3,935 19,950
Fulgent Genetics, Inc.*(a) 1,726 69,109
Hanger, Inc.* 6,583 104,143
HealthEquity , Inc.* 13,690 703,255
InfuSystem Holdings, Inc.* 2,427 31,114
Joint Corp. (The)*(a) 2,710 47,127

106 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Health Care Providers & Services
LHC Group, Inc.* 5,470 1,162,703
Magellan Health, Inc.* 4,255 322,444
MEDNAX, Inc.* 13,272 216,068
National HealthCare Corp. 2,286 142,441
National Research Corp. 2,357 115,988
Ontrak , Inc.*(a) 1,492 89,520
Option Care Health, Inc.*(a) 7,813 104,460
Owens & Minor, Inc.(a) 11,377 285,676
Patterson Cos., Inc.(a) 15,298 368,758
Pennant Group, Inc. (The)* 4,657 179,574
PetIQ , Inc.*(a) 3,677 121,047
Progyny , Inc.* 4,603 135,466
Providence Service Corp.
(The)* 2,139 198,735
R1 RCM, Inc.* 19,256 330,240
RadNet , Inc.* 8,119 124,627
Select Medical Holdings Corp.* 19,497 405,928
Sharps Compliance Corp.*(a) 2,177 13,650
Surgery Partners, Inc.* 4,049 88,673
Tenet Healthcare Corp.* 18,812 461,082
Tivity Health, Inc.*(a) 8,194 114,880
Triple-S Management Corp.,
Class B*(a) 4,246 75,876
US Physical Therapy, Inc. 2,214 192,352
Viemed Healthcare, Inc.* 6,207 53,628
9,183,418
Health Care Technology 1.1%
Accolade, Inc.*(a) 2,071 80,500
Allscripts Healthcare Solutions,
Inc.*(a) 29,552 240,553
Computer Programs &
Systems, Inc. 2,093 57,788
Evolent Health, Inc., Class
A*(a) 13,648 169,372
Health Catalyst, Inc.* 5,830 213,378
HealthStream , Inc.* 4,332 86,943
HMS Holdings Corp.* 16,116 385,978
iCAD , Inc.*(a) 3,489 30,738
Inovalon Holdings, Inc., Class
A* 13,441 355,515
Inspire Medical Systems, Inc.* 4,708 607,567
NantHealth , Inc.*(a) 5,112 11,962
NextGen Healthcare, Inc.* 10,056 128,114
Omnicell , Inc.*(a) 7,617 568,685
OptimizeRx Corp.*(a) 2,566 53,501
Phreesia , Inc.* 5,229 168,008
Schrodinger, Inc.*(a) 5,263 250,045
Simulations Plus, Inc. 2,533 190,887
Tabula Rasa HealthCare,
Inc.*(a) 3,683 150,156
Vocera Communications,
Inc.*(a) 5,840 169,827
3,919,517
Hotels, Restaurants & Leisure 3.6%
Accel Entertainment, Inc.*(a) 7,931 84,941
BBX Capital Corp.*(a) 1,926 25,789
Biglari Holdings, Inc., Class A* 23 11,219
Biglari Holdings, Inc., Class B* 149 13,263
BJ's Restaurants, Inc.(a) 3,961 116,612
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Bloomin ' Brands, Inc.(a) 15,776 240,899
Bluegreen Vacations Corp. 1,093 5,356
Boyd Gaming Corp. 14,599 448,043
Brinker International, Inc.(a) 8,049 343,853
Caesars Entertainment, Inc.* 25,061 1,404,920
Carrols Restaurant Group,
Inc.*(a) 5,568 35,914
Century Casinos, Inc.* 4,199 23,010
Cheesecake Factory, Inc.
(The)(a) 7,641 211,961
Churchill Downs, Inc.(a) 6,846 1,121,512
Chuy's Holdings, Inc.*(a) 3,503 68,589
Cracker Barrel Old Country
Store, Inc.(a) 4,275 490,171
Dave & Buster's
Entertainment, Inc.(a) 7,953 120,567
Del Taco Restaurants, Inc.* 4,778 39,180
Denny's Corp.* 11,408 114,080
Dine Brands Global, Inc.(a) 2,874 156,892
El Pollo Loco Holdings, Inc.* 3,390 54,918
Everi Holdings, Inc.*(a) 14,556 120,087
Fiesta Restaurant Group, Inc.* 3,482 32,626
GAN Ltd.*(a) 1,440 24,336
Golden Entertainment, Inc.* 3,498 48,377
Hilton Grand Vacations, Inc.* 15,671 328,778
International Game
Technology plc(a) 17,859 198,771
Jack in the Box, Inc.(a) 4,048 321,047
Kura Sushi USA, Inc., Class
A*(a) 540 7,074
Lindblad Expeditions Holdings,
Inc.*(a) 4,864 41,393
Marriott Vacations Worldwide
Corp. 7,295 662,459
Monarch Casino & Resort,
Inc.* 2,341 104,409
Nathan's Famous, Inc. 498 25,522
Noodles & Co.* 6,076 41,742
Papa John's International, Inc. 5,883 484,053
Penn National Gaming,
Inc.*(a) 27,414 1,992,998
PlayAGS , Inc.* 3,513 12,436
RCI Hospitality Holdings, Inc.
(a) 1,532 31,253
Red Robin Gourmet Burgers,
Inc.*(a) 2,297 30,228
Red Rock Resorts, Inc., Class
A 11,832 202,327
Ruth's Hospitality Group, Inc.
(a) 6,081 67,256
Scientific Games Corp.*(a) 10,297 359,468
SeaWorld Entertainment, Inc.* 8,869 174,897
Shake Shack, Inc., Class A*(a) 6,417 413,768
Target Hospitality Corp.*(a) 5,268 6,427
Texas Roadhouse, Inc. 11,834 719,389
Twin River Worldwide
Holdings, Inc. 3,532 92,786
Wingstop , Inc. 5,384 735,724
12,411,320

NVIT Small Cap Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 107
Common Stocks
Shares Value ($)
Household Durables 2.4%
Beazer Homes USA, Inc.* 4,885 64,482
Casper Sleep, Inc.*(a) 4,507 32,405
Cavco Industries, Inc.* 1,656 298,593
Century Communities, Inc.* 5,212 220,624
Ethan Allen Interiors, Inc. 3,957 53,578
GoPro, Inc., Class A* 24,592 111,402
Green Brick Partners, Inc.* 4,118 66,300
Hamilton Beach Brands
Holding Co., Class A 1,210 23,535
Helen of Troy Ltd.* 4,561 882,645
Hooker Furniture Corp.(a) 1,998 51,608
Installed Building Products,
Inc.* 4,123 419,515
iRobot Corp.*(a) 4,975 377,603
KB Home 15,877 609,518
La-Z-Boy, Inc. 8,006 253,230
Legacy Housing Corp.* 1,099 15,034
LGI Homes, Inc.*(a) 4,013 466,190
Lifetime Brands, Inc. 1,965 18,569
Lovesac Co. (The)*(a) 1,596 44,225
M/I Homes, Inc.* 5,093 234,533
MDC Holdings, Inc. 9,245 435,440
Meritage Homes Corp.* 6,731 743,035
Purple Innovation, Inc.*(a) 3,997 99,365
Skyline Champion Corp.* 9,708 259,883
Sonos , Inc.* 14,851 225,438
Taylor Morrison Home Corp.* 22,811 560,923
TopBuild Corp.* 5,967 1,018,507
TRI Pointe Group, Inc.* 23,365 423,841
Tupperware Brands Corp.* 8,862 178,658
Turtle Beach Corp.* 2,717 49,449
Universal Electronics, Inc.* 2,453 92,576
VOXX International Corp.* 3,733 28,707
8,359,411
Household Products 0.2%
Central Garden & Pet Co.* 1,540 61,492
Central Garden & Pet Co.,
Class A* 7,219 260,895
Oil- Dri Corp. of America 1,006 35,985
WD-40 Co.(a) 2,472 467,974
826,346
Independent Power and Renewable Electricity Producers
0.6%
Atlantic Power Corp.* 16,718 32,767
Brookfield Renewable Corp. 12,323 722,128
Clearway Energy, Inc., Class A 6,383 157,660
Clearway Energy, Inc., Class C 14,697 396,231
Ormat Technologies, Inc.(a) 7,270 429,730
Sunnova Energy International,
Inc.* 9,578 291,267
2,029,783
Industrial Conglomerates 0.0%
†
Raven Industries, Inc. 6,147 132,283
Insurance 2.3%
Ambac Financial Group, Inc.* 8,525 108,864
American Equity Investment
Life Holding Co. 15,937 350,455
AMERISAFE, Inc. 3,443 197,491
Common Stocks
Shares Value ($)
Insurance
Argo Group International
Holdings Ltd. 5,912 203,550
BRP Group, Inc., Class A* 6,069 151,179
Citizens, Inc.*(a) 10,162 56,298
CNO Financial Group, Inc. 25,554 409,886
Crawford & Co., Class A 2,764 18,077
Donegal Group, Inc., Class A 1,894 26,649
eHealth, Inc.* 4,663 368,377
Employers Holdings, Inc. 4,461 134,945
Enstar Group Ltd.* 2,158 348,517
FBL Financial Group, Inc.,
Class A 1,781 85,844
FedNat Holding Co. 2,158 13,639
Genworth Financial, Inc.,
Class A* 90,959 304,713
Goosehead Insurance, Inc.,
Class A(a) 2,357 204,093
Greenlight Capital Re Ltd.,
Class A*(a) 5,065 34,087
HCI Group, Inc.(a) 1,136 55,993
Heritage Insurance Holdings,
Inc. 4,542 45,965
Horace Mann Educators Corp. 7,362 245,891
Independence Holding Co. 852 32,129
Investors Title Co. 252 32,775
James River Group Holdings
Ltd. 5,476 243,846
Kinsale Capital Group, Inc. 3,810 724,586
MBIA, Inc.*(a) 9,516 57,667
National General Holdings
Corp. 12,299 415,091
National Western Life Group,
Inc., Class A 442 80,784
NI Holdings, Inc.*(a) 1,981 33,459
Palomar Holdings, Inc.*(a) 3,659 381,414
ProAssurance Corp. 9,603 150,191
ProSight Global, Inc.* 1,462 16,579
Protective Insurance Corp.,
Class B 1,595 20,942
RLI Corp. 7,132 597,162
Safety Insurance Group, Inc. 2,625 181,361
Selective Insurance Group,
Inc. 10,637 547,699
Selectquote , Inc.*(a) 5,646 114,332
State Auto Financial Corp. 3,105 42,725
Stewart Information Services
Corp. 4,725 206,624
Third Point Reinsurance Ltd.* 15,240 105,918
Tiptree, Inc. 5,591 27,675
Trean Insurance Group,
Inc.*(a) 2,047 31,217
Trupanion , Inc.*(a) 5,519 435,449
United Fire Group, Inc. 3,991 81,097
United Insurance Holdings
Corp. 3,629 21,992
Universal Insurance Holdings,
Inc.(a) 5,141 71,151
Watford Holdings Ltd.*(a) 3,323 76,230
8,094,608

108 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Interactive Media & Services 0.3%
Cargurus , Inc.* 15,819 342,165
Cars.com, Inc.*(a) 12,887 104,127
DHI Group, Inc.* 8,485 19,176
Eventbrite, Inc., Class A*(a) 11,804 128,073
EverQuote , Inc., Class A*(a) 2,596 100,309
Liberty TripAdvisor Holdings,
Inc., Class A*(a) 14,601 25,260
QuinStreet , Inc.* 9,047 143,305
TrueCar , Inc.* 17,758 88,790
Yelp, Inc.* 12,553 252,190
1,203,395
Internet & Direct Marketing Retail 0.8%
1-800-Flowers.com, Inc.,
Class A*(a) 4,669 116,445
CarParts.com, Inc.*(a) 4,306 46,548
Duluth Holdings, Inc., Class
B*(a) 1,988 24,293
Groupon, Inc.*(a) 4,523 92,269
Lands' End, Inc.* 2,093 27,272
Liquidity Services, Inc.* 4,815 35,920
Magnite , Inc.*(a) 19,198 133,330
Overstock.com, Inc.*(a) 7,698 559,260
PetMed Express, Inc.(a) 3,633 114,875
Quotient Technology, Inc.* 14,987 110,604
RealReal , Inc. (The)*(a) 11,615 168,069
Shutterstock, Inc. 3,936 204,829
Stamps.com, Inc.* 3,080 742,126
Stitch Fix, Inc., Class A*(a) 10,028 272,060
Waitr Holdings, Inc.*(a) 13,362 43,026
2,690,926
IT Services 2.0%
Brightcove , Inc.* 6,370 65,229
Cardtronics plc, Class A* 6,753 133,709
Cass Information Systems,
Inc. 2,597 104,503
Conduent , Inc.* 28,923 91,975
CSG Systems International,
Inc. 5,848 239,476
Endurance International Group
Holdings, Inc.*(a) 13,071 75,028
EVERTEC, Inc.(a) 10,732 372,508
Evo Payments, Inc., Class A* 7,198 178,870
ExlService Holdings, Inc.* 6,057 399,580
GreenSky , Inc., Class A*(a) 11,758 52,206
Grid Dynamics Holdings,
Inc.*(a) 3,523 27,233
GTT Communications, Inc.*(a) 6,460 33,334
Hackett Group, Inc. (The) 4,491 50,209
I3 Verticals, Inc., Class A*(a) 2,681 67,695
Information Services Group,
Inc.* 4,839 10,210
International Money Express,
Inc.*(a) 4,194 60,247
KBR, Inc. 25,639 573,288
Limelight Networks, Inc.*(a) 21,306 122,723
LiveRamp Holdings, Inc.* 11,556 598,254
ManTech International Corp.,
Class A 4,978 342,885
MAXIMUS, Inc. 11,001 752,578
Common Stocks
Shares Value ($)
IT Services
MoneyGram International,
Inc.*(a) 12,486 35,273
NIC, Inc. 11,905 234,528
Paysign , Inc.*(a) 6,054 34,387
Perficient , Inc.* 5,820 248,747
Perspecta , Inc. 24,958 485,433
PFSweb , Inc.*(a) 2,759 18,458
Priority Technology Holdings,
Inc.*(a) 949 2,994
Rackspace Technology,
Inc.*(a) 6,029 116,299
Repay Holdings Corp.*(a) 10,717 251,849
ServiceSource International,
Inc.* 15,198 22,341
StarTek , Inc.*(a) 4,186 21,976
Sykes Enterprises, Inc.* 6,806 232,833
TTEC Holdings, Inc. 3,252 177,397
Tucows , Inc., Class A*(a) 1,643 113,203
Unisys Corp.*(a) 11,374 121,361
Verra Mobility Corp.*(a) 24,602 237,655
Virtusa Corp.* 5,169 254,108
6,960,582
Leisure Products 0.7%
Acushnet Holdings Corp.(a) 6,356 213,625
American Outdoor Brands,
Inc.* 2,478 32,288
Callaway Golf Co. 16,852 322,547
Clarus Corp.(a) 3,410 48,149
Escalade, Inc. 1,777 32,501
Johnson Outdoors, Inc., Class
A 998 81,726
Malibu Boats, Inc., Class A* 3,703 183,521
Marine Products Corp. 1,173 18,346
MasterCraft Boat Holdings,
Inc.* 3,695 64,626
Nautilus, Inc.*(a) 5,769 98,996
Smith & Wesson Brands, Inc. 9,916 153,896
Sturm Ruger & Co., Inc.(a) 3,154 192,899
Vista Outdoor, Inc.* 10,591 213,726
YETI Holdings, Inc.*(a) 14,424 653,696
2,310,542
Life Sciences Tools & Services 0.7%
Champions Oncology, Inc.* 1,218 11,267
ChromaDex Corp.* 6,947 27,858
Codexis , Inc.*(a) 9,784 114,864
Fluidigm Corp.*(a) 13,315 98,930
Harvard Bioscience, Inc.* 6,593 19,845
Luminex Corp. 7,721 202,676
Medpace Holdings, Inc.* 4,968 555,174
NanoString Technologies,
Inc.*(a) 6,889 307,938
NeoGenomics , Inc.*(a) 18,835 694,823
Pacific Biosciences of
California, Inc.*(a) 30,001 296,110
Personalis , Inc.* 3,912 84,773
Quanterix Corp.*(a) 3,850 129,899
2,544,157

NVIT Small Cap Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 109
Common Stocks
Shares Value ($)
Machinery 3.6%
Alamo Group, Inc. 1,821 196,723
Albany International Corp.,
Class A 5,515 273,048
Altra Industrial Motion Corp. 11,633 430,072
Astec Industries, Inc. 4,186 227,090
Barnes Group, Inc. 8,249 294,819
Blue Bird Corp.* 3,160 38,426
Chart Industries, Inc.* 6,509 457,387
CIRCOR International, Inc.* 3,491 95,479
Columbus McKinnon Corp. 4,239 140,311
Douglas Dynamics, Inc. 3,981 136,150
Eastern Co. (The) 838 16,358
Energy Recovery, Inc.*(a) 7,061 57,900
Enerpac Tool Group Corp.* 9,727 182,965
EnPro Industries, Inc. 3,697 208,548
ESCO Technologies, Inc. 4,613 371,623
Evoqua Water Technologies
Corp.* 16,424 348,517
ExOne Co. (The)* 2,034 24,855
Federal Signal Corp. 10,824 316,602
Franklin Electric Co., Inc. 8,360 491,819
Gencor Industries, Inc.* 1,310 14,449
Gorman-Rupp Co. (The) 3,311 97,542
Graham Corp. 1,825 23,305
Greenbrier Cos., Inc. (The)(a) 5,897 173,372
Helios Technologies, Inc. 5,656 205,878
Hillenbrand, Inc. 13,360 378,890
Hurco Cos., Inc.(a) 1,080 30,672
Hyster -Yale Materials
Handling, Inc. 1,786 66,350
John Bean Technologies Corp. 5,636 517,892
Kadant , Inc. 2,062 226,036
Kennametal, Inc.(a) 14,967 433,145
L B Foster Co., Class A* 1,729 23,203
Lindsay Corp. 1,932 186,786
Luxfer Holdings plc 5,314 66,691
Lydall , Inc.* 3,520 58,221
Manitowoc Co., Inc. (The)* 6,692 56,280
Mayville Engineering Co., Inc.* 1,040 9,558
Meritor, Inc.* 12,647 264,828
Miller Industries, Inc. 2,198 67,193
Mueller Industries, Inc. 9,925 268,570
Mueller Water Products, Inc.,
Class A 27,960 290,504
Navistar International Corp.* 8,996 391,686
NN, Inc.*(a) 7,011 36,177
Omega Flex, Inc.(a) 491 76,950
Park-Ohio Holdings Corp. 1,692 27,190
Proto Labs, Inc.*(a) 4,865 630,017
RBC Bearings, Inc.* 4,424 536,233
REV Group, Inc. 5,663 44,681
Rexnord Corp. 21,892 653,257
Shyft Group, Inc. (The) 5,918 111,732
SPX Corp.* 7,691 356,709
SPX FLOW, Inc.* 7,662 328,087
Standex International Corp. 2,239 132,549
Tennant Co. 3,313 199,973
Terex Corp. 12,027 232,843
TriMas Corp.* 7,778 177,338
Wabash National Corp.(a) 9,271 110,881
Common Stocks
Shares Value ($)
Machinery
Watts Water Technologies,
Inc., Class A 4,900 490,735
Welbilt , Inc.* 24,461 150,680
12,455,775
Marine 0.1%
Costamare , Inc. 8,144 49,434
Eagle Bulk Shipping, Inc.*(a) 1,482 24,260
Genco Shipping & Trading Ltd. 3,746 25,848
Matson, Inc. 7,806 312,943
Pangaea Logistics Solutions
Ltd. 3,243 8,399
Safe Bulkers, Inc.* 8,372 8,623
Scorpio Bulkers, Inc. 1,363 19,300
448,807
Media 0.7%
AMC Networks, Inc., Class
A*(a) 7,223 178,480
Boston Omaha Corp., Class A* 2,124 33,984
Cardlytics, Inc.*(a) 4,649 328,080
Central European Media
Enterprises Ltd., Class A* 16,604 69,571
comScore, Inc.* 12,149 24,784
Daily Journal Corp.*(a) 202 48,884
Emerald Holding, Inc.(a) 4,244 8,658
Entercom Communications
Corp., Class A 22,648 36,463
Entravision Communications
Corp., Class A 14,508 22,052
EW Scripps Co. (The), Class A 10,312 117,969
Fluent, Inc.* 6,890 17,087
Gannett Co., Inc.(a) 22,027 28,635
Gray Television, Inc.* 15,563 214,303
Hemisphere Media Group,
Inc.* 2,947 25,609
iHeartMedia , Inc., Class A* 11,026 89,531
Loral Space &
Communications, Inc.(a) 2,633 48,184
Meredith Corp.(a) 7,329 96,156
MSG Networks, Inc., Class
A*(a) 7,254 69,421
National CineMedia , Inc.(a) 10,037 27,250
Saga Communications, Inc.,
Class A(a) 884 17,574
Scholastic Corp. 4,977 104,467
Sinclair Broadcast Group, Inc.,
Class A(a) 7,918 152,263
TechTarget , Inc.* 4,262 187,358
TEGNA, Inc. 39,498 464,102
Tribune Publishing Co.(a) 2,966 34,584
WideOpenWest , Inc.* 10,209 52,985
2,498,434
Metals & Mining 1.5%
Alcoa Corp.* 33,578 390,512
Allegheny Technologies, Inc.* 22,529 196,453
Arconic Corp.* 17,901 341,014
Caledonia Mining Corp. plc(a) 1,888 32,077
Carpenter Technology Corp. 8,366 151,927
Century Aluminum Co.*(a) 9,669 68,843

110 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Metals & Mining
Cleveland-Cliffs, Inc.(a) 71,304 457,772
Coeur Mining, Inc.* 44,351 327,310
Commercial Metals Co. 21,384 427,252
Compass Minerals
International, Inc. 6,229 369,691
Gold Resource Corp.(a) 10,281 35,058
Haynes International, Inc. 2,455 41,956
Hecla Mining Co. 94,998 482,590
Kaiser Aluminum Corp. 2,884 154,554
Materion Corp. 3,634 189,077
Novagold Resources, Inc.* 43,151 513,065
Olympic Steel, Inc. 1,562 17,744
Ryerson Holding Corp.* 2,740 15,700
Schnitzer Steel Industries,
Inc., Class A 4,470 85,958
SunCoke Energy, Inc. 15,035 51,420
TimkenSteel Corp.*(a) 8,625 30,619
United States Steel Corp.(a) 39,360 288,903
Warrior Met Coal, Inc. 8,944 152,764
Worthington Industries, Inc. 6,571 267,965
5,090,224
Mortgage Real Estate Investment Trusts (REITs) 1.3%
Anworth Mortgage Asset Corp. 21,573 35,380
Apollo Commercial Real
Estate Finance, Inc. 26,532 239,053
Arbor Realty Trust, Inc. 19,579 224,571
Ares Commercial Real Estate
Corp. 5,738 52,445
Arlington Asset Investment
Corp., Class A 6,231 17,696
ARMOUR Residential REIT,
Inc. 10,947 104,106
Blackstone Mortgage Trust,
Inc., Class A 24,616 540,814
Broadmark Realty Capital, Inc. 23,690 233,583
Capstead Mortgage Corp. 17,304 97,248
Cherry Hill Mortgage
Investment Corp. 2,618 23,510
Chimera Investment Corp. 34,344 281,621
Colony Credit Real Estate, Inc. 16,006 78,589
Dynex Capital, Inc. 4,071 61,920
Ellington Financial, Inc. 7,084 86,850
Ellington Residential Mortgage
REIT 1,601 17,771
Granite Point Mortgage Trust,
Inc. 10,171 72,112
Great Ajax Corp. 4,073 33,765
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 12,965 548,031
Invesco Mortgage Capital, Inc. 33,814 91,636
KKR Real Estate Finance
Trust, Inc. 5,030 83,146
Ladder Capital Corp. 19,655 139,944
MFA Financial, Inc. 81,455 218,299
New York Mortgage Trust, Inc. 67,293 171,597
Orchid Island Capital, Inc. 12,852 64,389
PennyMac Mortgage
Investment Trust 17,808 286,175
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Ready Capital Corp. 7,710 86,352
Redwood Trust, Inc. 21,643 162,755
TPG RE Finance Trust, Inc. 11,500 97,290
Two Harbors Investment Corp. 48,971 249,262
Western Asset Mortgage
Capital Corp. 11,774 24,019
4,423,929
Multiline Retail 0.2%
Big Lots, Inc.(a) 7,081 315,813
Dillard's, Inc., Class A(a) 1,426 52,078
Macy's, Inc.(a) 56,345 321,166
689,057
Multi-Utilities 0.5%
Avista Corp. 12,260 418,311
Black Hills Corp. 11,306 604,758
NorthWestern Corp. 9,193 447,148
Unitil Corp. 2,688 103,864
1,574,081
Oil, Gas & Consumable Fuels 1.3%
Adams Resources & Energy,
Inc. 473 9,413
Antero Resources Corp.*(a) 45,268 124,487
Arch Resources, Inc. 2,760 117,245
Ardmore Shipping Corp. 5,585 19,883
Berry Corp. 13,693 43,407
Bonanza Creek Energy, Inc.* 3,401 63,939
Brigham Minerals, Inc., Class
A 6,860 61,191
Clean Energy Fuels Corp.* 25,767 63,902
CNX Resources Corp.* 40,124 378,771
Comstock Resources, Inc.*(a) 4,896 21,444
CONSOL Energy, Inc.*(a) 4,452 19,722
Contango Oil & Gas Co.*(a) 16,100 21,574
CVR Energy, Inc. 5,371 66,493
Delek US Holdings, Inc. 10,772 119,892
DHT Holdings, Inc. 19,708 101,693
Diamond S Shipping, Inc.* 5,137 35,291
Dorian LPG Ltd.* 5,916 47,387
Earthstone Energy, Inc., Class
A*(a) 6,155 15,941
Energy Fuels, Inc.*(a) 20,345 34,180
Evolution Petroleum Corp. 7,500 16,800
Falcon Minerals Corp. 4,620 11,273
Frontline Ltd.(a) 21,283 138,340
Golar LNG Ltd.*(a) 16,079 97,358
Goodrich Petroleum Corp.* 1,267 9,743
Green Plains, Inc.*(a) 6,034 93,406
Gulfport Energy Corp.*(a) 27,128 14,299
International Seaways, Inc. 4,257 62,195
Kosmos Energy Ltd.(a) 77,352 75,465
Magnolia Oil & Gas Corp.,
Class A*(a) 21,214 109,676
Matador Resources Co.*(a) 20,658 170,635
Montage Resources Corp.* 3,467 15,220
NACCO Industries, Inc., Class
A 590 10,744
NextDecade Corp.*(a) 2,175 6,482

NVIT Small Cap Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 111
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Nordic American Tankers Ltd.
(a) 25,538 89,128
Overseas Shipholding Group,
Inc., Class A* 12,144 25,988
Ovintiv , Inc.(a) 46,907 382,761
Par Pacific Holdings, Inc.*(a) 7,660 51,858
PBF Energy, Inc., Class A(a) 18,213 103,632
PDC Energy, Inc.*(a) 17,458 216,392
Peabody Energy Corp. 11,706 26,924
Penn Virginia Corp.* 2,512 24,743
PrimeEnergy Resources
Corp.* 81 5,362
Range Resources Corp.(a) 39,355 260,530
Renewable Energy Group,
Inc.*(a) 7,053 376,771
REX American Resources
Corp.* 1,047 68,694
Scorpio Tankers, Inc. 8,986 99,475
SFL Corp. Ltd.(a) 16,530 123,810
SM Energy Co.(a) 21,106 33,559
Southwestern Energy Co.*(a) 106,865 251,133
Talos Energy, Inc.*(a) 2,607 16,815
Tellurian, Inc.*(a) 29,042 23,141
Uranium Energy Corp.* 37,112 36,993
W&T Offshore, Inc.*(a) 19,008 34,214
Whiting Petroleum Corp.*(a) 205 3,544
World Fuel Services Corp. 11,162 236,523
4,689,481
Paper & Forest Products 0.5%
Boise Cascade Co. 7,223 288,342
Clearwater Paper Corp.* 2,978 112,985
Domtar Corp. 9,897 259,994
Louisiana-Pacific Corp. 20,329 599,909
Neenah, Inc. 3,044 114,059
P H Glatfelter Co. 7,951 109,485
Schweitzer-Mauduit
International, Inc. 5,495 166,993
Verso Corp., Class A 5,593 44,129
1,695,896
Personal Products 0.4%
BellRing Brands, Inc., Class A* 7,235 150,054
Edgewell Personal Care Co.* 9,797 273,140
elf Beauty, Inc.* 8,084 148,503
Inter Parfums , Inc. 3,098 115,710
Lifevantage Corp.* 2,228 26,892
Medifast , Inc.(a) 2,038 335,149
Nature's Sunshine Products,
Inc.* 1,586 18,350
Revlon, Inc., Class A*(a) 1,213 7,666
USANA Health Sciences,
Inc.*(a) 2,104 154,960
Veru , Inc.*(a) 7,425 19,454
1,249,878
Pharmaceuticals 1.9%
AcelRx Pharmaceuticals,
Inc.*(a) 12,634 17,940
Aerie Pharmaceuticals, Inc.*(a) 6,719 79,083
Agile Therapeutics, Inc.*(a) 11,745 35,705
Common Stocks
Shares Value ($)
Pharmaceuticals
AMAG Pharmaceuticals,
Inc.*(a) 6,036 56,738
Amneal Pharmaceuticals,
Inc.*(a) 19,120 74,186
Amphastar Pharmaceuticals,
Inc.* 6,457 121,069
ANI Pharmaceuticals, Inc.* 1,548 43,669
Aquestive Therapeutics,
Inc.*(a) 2,942 14,283
Arvinas , Inc.*(a) 5,246 123,858
Avenue Therapeutics, Inc.*(a) 993 10,754
Axsome Therapeutics, Inc.*(a) 5,098 363,232
Aytu BioScience , Inc.*(a) 5,334 6,347
BioDelivery Sciences
International, Inc.* 16,618 61,985
Cara Therapeutics, Inc.* 7,558 96,176
Cassava Sciences, Inc.*(a) 4,682 53,890
Cerecor , Inc.*(a) 6,501 14,790
Chiasma, Inc.*(a) 9,085 39,065
Collegium Pharmaceutical,
Inc.*(a) 6,330 131,791
Corcept Therapeutics, Inc.*(a) 17,588 306,119
CorMedix, Inc.*(a) 5,281 31,844
Cymabay Therapeutics, Inc.* 13,110 94,916
Durect Corp.*(a) 35,628 60,924
Eloxx Pharmaceuticals,
Inc.*(a) 4,261 11,206
Endo International plc*(a) 40,423 133,396
Eton Pharmaceuticals, Inc.*(a) 2,795 22,080
Evofem Biosciences, Inc.*(a) 13,573 32,032
Evolus , Inc.*(a) 4,532 17,720
Fulcrum Therapeutics, Inc.*(a) 2,492 19,762
Harrow Health, Inc.* 4,440 24,820
IMARA, Inc.*(a) 971 19,750
Innoviva , Inc.*(a) 11,622 121,450
Intersect ENT, Inc.* 5,692 92,837
Intra-Cellular Therapies, Inc.* 11,785 302,403
Kala Pharmaceuticals, Inc.*(a) 6,937 52,028
Kaleido Biosciences, Inc.*(a) 1,924 21,299
Lannett Co., Inc.*(a) 6,566 40,118
Liquidia Technologies, Inc.*(a) 3,656 17,988
Lyra Therapeutics, Inc.*(a) 883 9,872
Mallinckrodt plc*(a) 16,401 15,963
Marinus Pharmaceuticals,
Inc.*(a) 4,288 55,104
MyoKardia , Inc.* 9,111 1,242,103
NGM Biopharmaceuticals,
Inc.*(a) 4,259 67,761
Ocular Therapeutix , Inc.*(a) 10,850 82,569
Odonate Therapeutics, Inc.* 2,407 32,326
Omeros Corp.*(a) 10,607 107,184
Optinose , Inc.*(a) 5,581 21,766
Osmotica Pharmaceuticals
plc* 2,808 15,191
Pacira BioSciences , Inc.* 7,556 454,267
Paratek Pharmaceuticals,
Inc.*(a) 6,806 36,820
Phathom Pharmaceuticals,
Inc.* 2,013 73,817

112 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Pharmaceuticals
Phibro Animal Health Corp.,
Class A 3,727 64,850
Pliant Therapeutics, Inc.* 1,842 41,721
Prestige Consumer
Healthcare, Inc.* 9,148 333,170
Provention Bio, Inc.*(a) 7,768 99,663
Recro Pharma, Inc.*(a) 3,324 6,980
Relmada Therapeutics,
Inc.*(a) 2,577 96,947
Revance Therapeutics, Inc.* 11,347 285,264
Satsuma Pharmaceuticals,
Inc.* 1,706 6,636
scPharmaceuticals , Inc.*(a) 1,065 7,934
SIGA Technologies, Inc.* 8,870 60,937
Strongbridge Biopharma plc* 6,841 14,366
Supernus Pharmaceuticals,
Inc.* 9,043 188,456
TherapeuticsMD , Inc.*(a) 44,514 70,332
Theravance Biopharma,
Inc.*(a) 8,406 124,283
Tricida , Inc.* 5,089 46,106
Verrica Pharmaceuticals,
Inc.*(a) 2,273 17,593
VYNE Therapeutics, Inc.*(a) 27,889 46,296
WaVe Life Sciences Ltd.*(a) 4,416 37,492
Xeris Pharmaceuticals, Inc.*(a) 7,869 46,663
Zogenix , Inc.* 10,216 183,173
6,760,858
Professional Services 1.2%
Acacia Research Corp.* 7,232 25,095
Akerna Corp.*(a) 1,932 7,032
ASGN, Inc.* 9,164 582,464
Barrett Business Services, Inc. 1,407 73,783
BG Staffing, Inc. 1,650 13,975
CBIZ, Inc.* 9,134 208,895
CRA International, Inc. 1,433 53,695
Exponent, Inc. 9,239 665,485
Forrester Research, Inc.*(a) 1,821 59,711
Franklin Covey Co.* 2,389 42,381
GP Strategies Corp.* 2,243 21,623
Heidrick & Struggles
International, Inc. 3,648 71,683
Huron Consulting Group, Inc.* 4,039 158,854
ICF International, Inc. 3,355 206,433
Insperity , Inc. 6,500 425,685
Kelly Services, Inc., Class A 5,877 100,144
Kforce , Inc. 3,638 117,034
Korn Ferry 9,859 285,911
Mastech Digital, Inc.*(a) 814 14,660
Mistras Group, Inc.* 3,322 12,989
Red Violet, Inc.*(a) 1,045 19,291
Resources Connection, Inc. 5,849 67,556
TriNet Group, Inc.* 7,416 439,917
TrueBlue , Inc.* 6,610 102,389
Upwork , Inc.* 17,035 297,090
Willdan Group, Inc.*(a) 1,679 42,831
4,116,606
Common Stocks
Shares Value ($)
Real Estate Management & Development 0.7%
Altisource Portfolio Solutions
SA*(a) 1,085 13,747
American Realty Investors,
Inc.* 423 3,837
CTO Realty Growth, Inc. 829 36,559
Cushman & Wakefield plc*(a) 19,542 205,386
eXp World Holdings, Inc.* 4,370 176,286
Fathom Holdings, Inc.* 862 13,568
Forestar Group, Inc.*(a) 3,097 54,817
FRP Holdings, Inc.* 1,232 51,337
Griffin Industrial Realty, Inc.(a) 355 18,975
Kennedy-Wilson Holdings, Inc.
(a) 22,027 319,832
Marcus & Millichap, Inc.* 4,290 118,061
Maui Land & Pineapple Co.,
Inc.*(a) 983 10,636
Newmark Group, Inc., Class A 24,922 107,663
Rafael Holdings, Inc., Class B* 1,686 26,133
RE/MAX Holdings, Inc., Class
A 3,117 102,019
Realogy Holdings Corp.*(a) 20,691 195,323
Redfin Corp.*(a) 17,450 871,279
RMR Group, Inc. (The), Class
A 2,869 78,811
St Joe Co. (The)*(a) 5,807 119,798
Stratus Properties, Inc.*(a) 994 21,431
Tejon Ranch Co.*(a) 3,556 50,317
Transcontinental Realty
Investors, Inc.* 231 5,759
2,601,574
Road & Rail 0.6%
ArcBest Corp. 4,652 144,491
Avis Budget Group, Inc.* 9,490 249,777
Covenant Logistics Group,
Inc., Class A* 1,963 34,333
Daseke , Inc.*(a) 8,195 44,007
Heartland Express, Inc. 8,679 161,430
Hertz Global Holdings, Inc.*(a) 27,392 30,405
Marten Transport Ltd. 10,845 176,990
PAM Transportation Services,
Inc.* 334 12,558
Saia, Inc.* 4,740 597,904
Universal Logistics Holdings,
Inc. 1,585 33,063
US Xpress Enterprises, Inc.,
Class A* 3,532 29,174
Werner Enterprises, Inc. 11,113 466,635
1,980,767
Semiconductors & Semiconductor Equipment 2.6%
Advanced Energy Industries,
Inc.* 6,963 438,251
Alpha & Omega
Semiconductor Ltd.* 3,600 46,152
Ambarella , Inc.* 6,008 313,497
Amkor Technology, Inc.* 17,773 199,058
Atomera , Inc.*(a) 2,660 27,797
Axcelis Technologies, Inc.* 5,921 130,262
AXT, Inc.* 6,522 39,915
Brooks Automation, Inc. 13,088 605,451

NVIT Small Cap Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 113
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Cabot Microelectronics Corp. 5,233 747,325
CEVA, Inc.* 3,999 157,441
Cohu , Inc. 7,321 125,775
CyberOptics Corp.*(a) 1,306 41,583
Diodes, Inc.* 7,552 426,310
DSP Group, Inc.* 3,736 49,241
FormFactor , Inc.* 13,988 348,721
GSI Technology, Inc.*(a) 2,388 13,468
Ichor Holdings Ltd.* 3,924 84,641
Impinj , Inc.*(a) 3,197 84,241
Lattice Semiconductor Corp.* 24,208 701,064
MACOM Technology Solutions
Holdings, Inc.*(a) 8,519 289,731
Maxeon Solar Technologies
Ltd.*(a) 1,683 28,544
MaxLinear , Inc.* 12,371 287,502
NeoPhotonics Corp.*(a) 8,876 54,055
NVE Corp. 875 42,945
Onto Innovation, Inc.* 8,657 257,805
PDF Solutions, Inc.* 5,399 101,015
Photronics , Inc.* 10,326 102,847
Pixelworks , Inc.* 6,376 13,071
Power Integrations, Inc. 10,702 592,891
Rambus, Inc.* 20,358 278,701
Semtech Corp.* 11,638 616,348
Silicon Laboratories, Inc.* 7,757 759,022
SiTime Corp.* 1,646 138,313
SMART Global Holdings,
Inc.*(a) 2,626 71,795
SunPower Corp.*(a) 13,467 168,472
Synaptics , Inc.* 6,141 493,859
Ultra Clean Holdings, Inc.* 7,171 153,890
Veeco Instruments, Inc.*(a) 8,844 103,209
9,134,208
Software 5.4%
8x8, Inc.* 18,430 286,586
A10 Networks, Inc.* 11,277 71,834
ACI Worldwide, Inc.* 20,787 543,164
Agilysys , Inc.*(a) 3,392 81,951
Alarm.com Holdings, Inc.* 8,566 473,271
Altair Engineering, Inc., Class
A*(a) 7,570 317,789
American Software, Inc., Class
A 5,525 77,571
Appfolio , Inc., Class A*(a) 2,925 414,794
Appian Corp.*(a) 6,418 415,565
Asure Software, Inc.*(a) 1,839 13,884
Avaya Holdings Corp.*(a) 14,885 226,252
Benefitfocus , Inc.*(a) 5,719 64,053
Blackbaud , Inc. 8,901 496,943
Blackline, Inc.*(a) 9,063 812,317
Bottomline Technologies DE,
Inc.* 7,977 336,310
Box, Inc., Class A* 25,038 434,660
Cerence , Inc.*(a) 6,611 323,080
ChannelAdvisor Corp.* 4,957 71,728
Cloudera, Inc.*(a) 36,953 402,418
CommVault Systems, Inc.* 7,649 312,079
Cornerstone OnDemand , Inc.* 10,867 395,124
Common Stocks
Shares Value ($)
Software
Digimarc Corp.*(a) 2,460 54,932
Digital Turbine, Inc.* 14,815 485,043
Domo, Inc., Class B*(a) 4,448 170,492
Ebix , Inc.(a) 4,521 93,133
eGain Corp.* 3,388 48,008
Envestnet , Inc.* 9,578 739,038
GTY Technology Holdings,
Inc.*(a) 8,361 22,157
Intelligent Systems Corp.*(a) 1,334 51,999
J2 Global, Inc.*(a) 8,158 564,697
LivePerson , Inc.*(a) 11,103 577,245
MicroStrategy , Inc., Class A* 1,427 214,849
Mimecast Ltd.* 10,337 485,012
Mitek Systems, Inc.* 4,713 60,044
MobileIron , Inc.* 16,751 117,425
Model N, Inc.* 6,132 216,337
OneSpan , Inc.* 6,008 125,928
Park City Group, Inc.*(a) 1,860 9,170
Ping Identity Holding Corp.*(a) 6,587 205,580
Progress Software Corp. 8,171 299,712
PROS Holdings, Inc.* 6,964 222,430
Q2 Holdings, Inc.*(a) 9,016 822,800
QAD, Inc., Class A(a) 2,142 90,392
Qualys , Inc.*(a) 6,196 607,270
Rapid7, Inc.*(a) 9,207 563,837
Rimini Street, Inc.* 3,153 10,153
Rosetta Stone, Inc.* 4,196 125,796
SailPoint Technologies
Holdings, Inc.* 15,893 628,886
Sapiens International Corp.
NV 4,703 143,818
SeaChange International, Inc.* 4,305 3,747
SecureWorks Corp., Class A* 1,334 15,194
ShotSpotter, Inc.*(a) 1,664 51,651
Smith Micro Software, Inc.*(a) 5,952 22,201
Sprout Social, Inc., Class A*(a) 4,915 189,227
SPS Commerce, Inc.* 6,338 493,540
SVMK, Inc.* 21,937 485,027
Synchronoss Technologies,
Inc.*(a) 8,177 24,613
Telenav , Inc.* 6,587 23,713
Tenable Holdings, Inc.* 12,702 479,500
Upland Software, Inc.*(a) 4,674 176,210
Varonis Systems, Inc.* 5,634 650,276
Verint Systems, Inc.* 11,519 554,985
Veritone , Inc.*(a) 4,454 40,799
VirnetX Holding Corp.(a) 11,591 61,085
Workiva , Inc.* 7,059 393,610
Xperi Holding Corp.(a) 19,810 227,617
Yext , Inc.*(a) 18,628 282,773
Zix Corp.*(a) 9,871 57,647
Zuora , Inc., Class A* 18,212 188,312
18,749,283
Specialty Retail 2.7%
Aaron's, Inc. 12,150 688,297
Abercrombie & Fitch Co.,
Class A(a) 11,078 154,317
American Eagle Outfitters, Inc.
(a) 26,986 399,663

114 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Specialty Retail
America's Car-Mart, Inc.* 1,118 94,896
Asbury Automotive Group,
Inc.* 3,473 338,444
At Home Group, Inc.*(a) 10,033 149,090
Bed Bath & Beyond, Inc.(a) 22,885 342,817
Boot Barn Holdings, Inc.*(a) 5,031 141,572
Buckle, Inc. (The) 5,143 104,866
Caleres , Inc. 6,344 60,649
Camping World Holdings, Inc.,
Class A 5,830 173,443
Cato Corp. (The), Class A(a) 3,795 29,677
Chico's FAS, Inc.(a) 22,008 21,403
Children's Place, Inc. (The)(a) 2,747 77,877
Citi Trends, Inc. 1,925 48,086
Conn's, Inc.* 3,386 35,824
Container Store Group, Inc.
(The)*(a) 2,775 17,233
Designer Brands, Inc., Class
A(a) 11,524 62,575
Envela Corp.* 1,899 8,147
Express, Inc.*(a) 12,256 7,476
GameStop Corp., Class A*(a) 11,293 115,189
Genesco, Inc.* 2,626 56,564
Group 1 Automotive, Inc.(a) 3,138 277,368
GrowGeneration Corp.*(a) 6,447 103,023
Guess?, Inc.(a) 7,291 84,721
Haverty Furniture Cos., Inc.(a) 2,897 60,663
Hibbett Sports, Inc.* 2,948 115,621
Hudson Ltd., Class A* 6,944 52,774
Lithia Motors, Inc., Class A 4,058 924,981
Lumber Liquidators Holdings,
Inc.* 5,047 111,286
MarineMax , Inc.* 3,556 91,283
Michaels Cos., Inc. (The)*(a) 13,537 130,700
Monro , Inc.(a) 5,851 237,375
Murphy USA, Inc.*(a) 4,972 637,758
National Vision Holdings,
Inc.*(a) 14,510 554,862
ODP Corp. (The) 9,767 189,968
OneWater Marine, Inc., Class
A* 821 16,822
Rent-A-Center, Inc. 8,830 263,929
Restoration Hardware
Holdings, Inc.*(a) 2,806 1,073,632
Sally Beauty Holdings, Inc.*(a) 20,828 180,995
Shoe Carnival, Inc.(a) 1,667 55,978
Signet Jewelers Ltd.(a) 9,413 176,023
Sleep Number Corp.*(a) 4,878 238,583
Sonic Automotive, Inc., Class
A(a) 4,331 173,933
Sportsman's Warehouse
Holdings, Inc.* 8,068 115,453
Tilly's, Inc., Class A(a) 4,152 25,037
Urban Outfitters, Inc.*(a) 12,427 258,606
Winmark Corp. 518 89,189
Zumiez , Inc.* 3,655 101,682
9,470,350
Technology Hardware, Storage & Peripherals 0.2%
3D Systems Corp.*(a) 21,171 103,950
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Avid Technology, Inc.*(a) 5,700 48,792
Diebold Nixdorf, Inc.*(a) 13,129 100,306
Eastman Kodak Co.*(a) 2,838 25,031
Immersion Corp.*(a) 3,677 25,923
Intevac, Inc.* 3,715 20,470
Quantum Corp.* 5,729 26,353
Super Micro Computer, Inc.*(a) 8,296 219,014
569,839
Textiles, Apparel & Luxury Goods 0.9%
Crocs, Inc.* 12,021 513,657
Deckers Outdoor Corp.* 5,045 1,109,950
Fossil Group, Inc.* 8,914 51,166
G-III Apparel Group Ltd.*(a) 8,258 108,262
Kontoor Brands, Inc.(a) 9,293 224,891
Lakeland Industries, Inc.*(a) 1,346 26,651
Movado Group, Inc. 2,805 27,882
Oxford Industries, Inc. 3,072 123,986
Rocky Brands, Inc. 1,288 31,981
Steven Madden Ltd.(a) 14,676 286,182
Superior Group of Cos., Inc.(a) 1,870 43,440
Unifi, Inc.* 2,599 33,371
Vera Bradley, Inc.*(a) 3,634 22,204
Wolverine World Wide, Inc. 14,396 371,993
2,975,616
Thrifts & Mortgage Finance 1.6%
Axos Financial, Inc.*(a) 10,276 239,534
Bogota Financial Corp.*(a) 1,775 13,525
Bridgewater Bancshares, Inc.* 3,935 37,343
Capitol Federal Financial, Inc. 24,436 226,399
Columbia Financial, Inc.* 9,118 101,210
ESSA Bancorp, Inc. 1,831 22,576
Essent Group Ltd. 19,983 739,571
Federal Agricultural Mortgage
Corp., Class C 1,660 105,676
Flagstar Bancorp, Inc. 7,657 226,877
FS Bancorp, Inc.(a) 664 27,224
Greene County Bancorp, Inc. 804 17,439
Hingham Institution for
Savings(a) 287 52,808
Home Bancorp, Inc.(a) 1,203 29,052
HomeStreet , Inc. 3,061 78,851
Kearny Financial Corp. 14,080 101,517
Luther Burbank Corp. 3,310 27,638
Merchants Bancorp 1,541 30,373
Meridian Bancorp, Inc. 8,505 88,027
Meta Financial Group, Inc. 5,980 114,936
MMA Capital Holdings, Inc.* 767 17,265
Mr. Cooper Group, Inc.* 13,822 308,507
NMI Holdings, Inc., Class A* 14,791 263,280
Northfield Bancorp, Inc. 8,708 79,417
Northwest Bancshares, Inc. 21,489 197,699
Oconee Federal Financial
Corp. 303 6,605
OP Bancorp 2,329 13,322
PCSB Financial Corp. 2,303 27,797
PDL Community Bancorp*(a) 1,297 11,440
PennyMac Financial Services,
Inc.(a) 7,663 445,374
Pioneer Bancorp, Inc.*(a) 1,389 12,334

NVIT Small Cap Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 115
Common Stocks
Shares Value ($)
Thrifts & Mortgage Finance
Premier Financial Corp. 6,963 108,449
Provident Bancorp, Inc. 1,307 10,181
Provident Financial Holdings,
Inc. 1,586 18,873
Provident Financial Services,
Inc. 12,423 151,561
Prudential Bancorp, Inc. 1,380 14,545
Radian Group, Inc. 34,391 502,452
Riverview Bancorp, Inc. 5,172 21,464
Security National Financial
Corp., Class A* 2,182 13,965
Southern Missouri Bancorp,
Inc. 1,677 39,544
Standard AVB Financial Corp.
(a) 910 29,711
Sterling Bancorp, Inc. 2,706 8,145
Territorial Bancorp, Inc. 1,673 33,845
Timberland Bancorp, Inc. 1,742 31,356
TrustCo Bank Corp. 17,133 89,434
Walker & Dunlop, Inc. 5,155 273,215
Washington Federal, Inc. 13,460 280,776
Waterstone Financial, Inc.(a) 4,538 70,294
Western New England
Bancorp, Inc. 4,014 22,599
WSFS Financial Corp. 8,947 241,301
5,625,326
Tobacco 0.1%
Turning Point Brands, Inc.(a) 2,119 59,120
Universal Corp. 4,471 187,245
Vector Group Ltd.(a) 24,982 242,076
488,441
Trading Companies & Distributors 1.4%
Alta Equipment Group, Inc.*(a) 3,306 25,886
Applied Industrial
Technologies, Inc. 6,953 383,110
Beacon Roofing Supply, Inc.* 9,818 305,045
BMC Stock Holdings, Inc.* 12,123 519,228
CAI International, Inc. 2,717 74,799
DXP Enterprises, Inc.* 3,184 51,358
EVI Industries, Inc.*(a) 725 19,292
Foundation Building Materials,
Inc.* 4,060 63,823
GATX Corp.(a) 6,265 399,394
General Finance Corp.* 2,166 13,711
GMS, Inc.* 7,340 176,894
H&E Equipment Services, Inc. 5,979 117,547
Herc Holdings, Inc.* 4,439 175,829
Lawson Products, Inc.*(a) 707 29,008
MRC Global, Inc.* 14,536 62,214
Nesco Holdings, Inc.*(a) 2,921 12,122
NOW, Inc.* 18,640 84,626
Rush Enterprises, Inc., Class A 4,886 246,938
Rush Enterprises, Inc., Class
B 785 34,776
SiteOne Landscape Supply,
Inc.* 7,921 965,966
Systemax, Inc. 2,547 60,975
Textainer Group Holdings Ltd.* 9,227 130,654
Titan Machinery, Inc.* 3,208 42,442
Common Stocks
Shares Value ($)
Trading Companies & Distributors
Transcat , Inc.* 1,170 34,281
Triton International Ltd. 9,014 366,600
Veritiv Corp.* 2,674 33,853
WESCO International, Inc.* 8,834 388,873
Willis Lease Finance Corp.* 498 9,188
4,828,432
Water Utilities 0.5%
American States Water Co. 6,705 502,540
Artesian Resources Corp.,
Class A 1,355 46,707
Cadiz, Inc.*(a) 3,078 30,565
California Water Service
Group 8,891 386,314
Consolidated Water Co. Ltd. 2,443 25,432
Global Water Resources, Inc. 2,176 23,457
Middlesex Water Co. 3,123 194,094
Pure Cycle Corp.*(a) 3,121 28,120
SJW Group 4,787 291,337
York Water Co. (The) 2,364 99,926
1,628,492
Wireless Telecommunication Services 0.2%
Boingo Wireless, Inc.*(a) 8,066 82,233
Gogo , Inc.*(a) 9,921 91,670
Shenandoah
Telecommunications Co. 8,806 391,295
Spok Holdings, Inc. 2,885 27,436
592,634
Total Common Stocks
(cost $318,339,161) 340,345,919
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Oncternal Therapeutics, Inc.,
CVR*∞ 97 199
Total Rights
(cost $–) 199
Warrants 0.0%
†
Number of
Warrants
Oil, Gas & Consumable Fuels 0.0%
†
Whiting Petroleum Corp.,
expiring 9/1/2024* 1,210 2,924
Total Warrants
(cost $–) 2,924

116 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Small Cap Index Fund
Repurchase Agreements 12.8%
Principal
Amount ($) Value ($)
Bank of America NA,
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$4,651,689, collateralized
by U.S. Government
Agency Securities, 3.00%,
maturing 7/20/2049; total
market value $4,744,711.
(c) 4,651,678 4,651,678
BofA Securities, Inc.,
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$1,000,003, collateralized
by U.S. Government
Agency Securities, 3.50%,
maturing 9/20/2050; total
market value $1,020,000.
(c) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$5,000,012, collateralized
by U.S. Government
Agency Securities,
ranging from 0.51%
- 7.00%, maturing
11/1/2023 - 6/20/2067;
total market value
$5,100,000.(c) 5,000,000 5,000,000
CF Secured, LLC,
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$5,000,012, collateralized
by U.S. Government
Agency Securities,
ranging from 2.00% -
4.63%, maturing 7/1/2035
- 7/20/2069; total market
value $5,100,011.(c) 5,000,000 5,000,000
NatWest Markets Securities,
Inc.,
0.07%, dated
9/29/2020, due
10/6/2020, repurchase
price $12,000,164,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 3.00%, maturing
7/15/2021 - 8/15/2048;
total market value
$12,240,036.(c) 12,000,000 12,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Nomura Securities
International, Inc.,
0.06%, dated
9/30/2020, due
10/1/2020, repurchase
price $12,000,020,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 3.63%, maturing
11/15/2020 - 6/15/2023;
total market value
$12,240,011.(c) 12,000,000 12,000,000
Pershing LLC,
0.14%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$5,000,020, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 9.00%, maturing
11/1/2020 - 8/20/2070;
total market value
$5,100,000.(c) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $44,651,678) 44,651,678
Total Investments
(cost $362,990,839) — 110.4% 385,000,720
Liabilities in excess of other assets
— (10.4)% (36,257,739)
NET ASSETS — 100.0%
$ 348,742,981
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on
loan at September 30, 2020 was $81,381,000, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $44,651,678 and by
$39,311,866 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 10/8/2020 –
2/15/2050, a total value of $83,963,544.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at September 30, 2020
was $359,848 which represents 0.10% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2020 was
$44,651,678.

NVIT Small Cap Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 117
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of September 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 112 12/2020 USD 8,424,640 56,762
56,762
At September 30, 2020, the Fund had $668,400 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

118 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Small Cap Index Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT Small Cap Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 119
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 2,999,635 $ – $ – $ 2,999,635
Air Freight & Logistics 1,283,815 – – 1,283,815
Airlines 928,750 – – 928,750
Auto Components 4,351,571 – – 4,351,571
Automobiles 287,337 – – 287,337
Banks 24,105,428 – – 24,105,428
Beverages 1,014,251 – – 1,014,251
Biotechnology 37,748,972 – – 37,748,972
Building Products 5,850,374 – – 5,850,374
Capital Markets 5,035,402 – – 5,035,402
Chemicals 5,662,352 – – 5,662,352
Commercial Services & Supplies 7,246,034 – – 7,246,034
Communications Equipment 3,004,236 – – 3,004,236
Construction & Engineering 4,507,420 – – 4,507,420
Construction Materials 500,846 – – 500,846
Consumer Finance 2,291,113 – – 2,291,113
Containers & Packaging 692,530 – – 692,530
Distributors 291,024 – – 291,024
Diversified Consumer Services 2,115,284 – – 2,115,284
Diversified Financial Services 755,719 – – 755,719
Diversified Telecommunication Services 2,833,740 – – 2,833,740
Electric Utilities 2,359,272 – – 2,359,272
Electrical Equipment 5,003,907 – – 5,003,907
Electronic Equipment, Instruments &
Components 7,336,297 – – 7,336,297
Energy Equipment & Services 1,865,630 – – 1,865,630
Entertainment 854,271 – – 854,271
Equity Real Estate Investment Trusts
(REITs) 19,958,681 – – 19,958,681
Food & Staples Retailing 2,933,415 – – 2,933,415
Food Products 5,143,950 – – 5,143,950
Gas Utilities 3,438,496 – – 3,438,496
Health Care Equipment & Supplies 12,941,891 – – 12,941,891
Health Care Providers & Services 9,183,418 – – 9,183,418
Health Care Technology 3,919,517 – – 3,919,517
Hotels, Restaurants & Leisure 12,411,320 – – 12,411,320
Household Durables 8,359,411 – – 8,359,411
Household Products 826,346 – – 826,346
Independent Power and Renewable
Electricity Producers 2,029,783 – – 2,029,783
Industrial Conglomerates 132,283 – – 132,283
Insurance 8,094,608 – – 8,094,608
Interactive Media & Services 1,203,395 – – 1,203,395
Internet & Direct Marketing Retail 2,690,926 – – 2,690,926
IT Services 6,960,582 – – 6,960,582
Leisure Products 2,310,542 – – 2,310,542
Life Sciences Tools & Services 2,544,157 – – 2,544,157
Machinery 12,455,775 – – 12,455,775
Marine 448,807 – – 448,807
Media 2,498,434 – – 2,498,434
Metals & Mining 5,090,224 – – 5,090,224
Mortgage Real Estate Investment Trusts
(REITs) 4,423,929 – – 4,423,929
Multiline Retail 689,057 – – 689,057
Multi-Utilities 1,574,081 – – 1,574,081
Oil, Gas & Consumable Fuels 4,689,481 – – 4,689,481
Paper & Forest Products 1,695,896 – – 1,695,896

120 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT Small Cap Index Fund
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Level 1 Level 2 Level 3 Total
Assets:
Personal Products $ 1,249,878 $ – $ – $ 1,249,878
Pharmaceuticals 6,760,858 – – 6,760,858
Professional Services 4,116,606 – – 4,116,606
Real Estate Management & Development 2,601,574 – – 2,601,574
Road & Rail 1,980,767 – – 1,980,767
Semiconductors & Semiconductor
Equipment 9,134,208 – – 9,134,208
Software 18,749,283 – – 18,749,283
Specialty Retail 9,470,350 – – 9,470,350
Technology Hardware, Storage &
Peripherals 569,839 – – 569,839
Textiles, Apparel & Luxury Goods 2,975,616 – – 2,975,616
Thrifts & Mortgage Finance 5,625,326 – – 5,625,326
Tobacco 488,441 – – 488,441
Trading Companies & Distributors 4,828,432 – – 4,828,432
Water Utilities 1,628,492 – – 1,628,492
Wireless Telecommunication Services 592,634 – – 592,634
Total Common Stocks $ 340,345,919 $ – $ – $ 340,345,919
Futures Contracts 56,762 – – 56,762
Repurchase Agreements – 44,651,678 – 44,651,678
Right – 199 – 199
Warrants 2,924 – – 2,924
Total $ 340,405,605 $ 44,651,877 $ – $ 385,057,482
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended September 30, 2020, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

NVIT Small Cap Index Fund - September 30, 2020 (Unaudited) - Statement of Investments - 121
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2020:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 56,762
Total $ 56,762
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT GS Emerging Markets Equity Insights Fund - September 30, 2020 (Unaudited) - Statement of Investments - 1
Common Stocks 98.1%
Shares Value ($)
BRAZIL 4.7%
Banks 0.3%
Banco Bradesco SA 279,600 897,165
Banco Bradesco SA, ADR 91,150 312,645
Banco Santander Brasil SA,
ADR (a) 120,450 595,023
1,804,833
Capital Markets 1.6%
B3 SA - Brasil Bolsa Balcao 901,300 8,828,596
Containers & Packaging 0.3%
Klabin SA 387,900 1,643,907
Electric Utilities 0.0%
†
Cia Paranaense de Energia
(Preference) * 20,200 223,046
Electrical Equipment 0.8%
WEG SA 368,900 4,315,734
Food Products 0.2%
Sao Martinho SA 343,484 1,332,125
Household Durables 0.1%
Even Construtora e
Incorporadora SA 315,000 624,851
Insurance 0.6%
BB Seguridade Participacoes
SA 294,100 1,271,000
Porto Seguro SA 260,700 2,239,850
3,510,850
Multiline Retail 0.5%
Lojas Americanas SA * 279,700 1,215,242
Lojas Americanas SA
(Preference) * 383,100 1,936,682
3,151,924
Paper & Forest Products 0.2%
Duratex SA * 422,500 1,348,924
Software 0.1%
TOTVS SA 75,400 363,849
27,148,639
CHILE 0.1%
Independent Power and Renewable Electricity Producers
0.1%
Colbun SA 1,921,732 310,634
CHINA 42.7%
Air Freight & Logistics 0.0%
†
SF Holding Co. Ltd., Class A 18,000 215,472
Auto Components 0.1%
Tianneng Power International
Ltd. (a) 428,000 768,384
Automobiles 1.8%
BAIC Motor Corp. Ltd., Class
H Reg. S (b) 3,175,500 1,301,318
Brilliance China Automotive
Holdings Ltd. 2,532,000 2,382,705
BYD Co. Ltd., Class A 42,441 729,612
BYD Co. Ltd., Class H 33,500 531,409
Chongqing Changan
Automobile Co. Ltd., Class
A * 155,000 306,585
Common Stocks
Shares Value ($)
CHINA
Automobiles
Great Wall Motor Co. Ltd.,
Class H (a) 2,568,500 3,273,062
NIO, Inc., ADR * 80,200 1,701,844
10,226,535
Banks 3.3%
Bank of Communications Co.
Ltd., Class H 788,000 378,945
China Construction Bank
Corp., Class H 17,715,000 11,536,223
Industrial & Commercial Bank
of China Ltd., Class H 13,150,000 6,855,543
18,770,711
Building Products 0.4%
China Lesso Group Holdings
Ltd. 1,367,000 2,472,106
Capital Markets 0.7%
China Everbright Ltd. 864,000 1,156,971
China Galaxy Securities Co.
Ltd., Class H 882,000 497,107
CSC Financial Co. Ltd., Class
H Reg. S (a)(b) 313,000 442,340
GF Securities Co. Ltd., Class
H 629,600 801,978
Hithink RoyalFlush
Information Network Co.
Ltd., Class A 39,350 924,868
3,823,264
Construction & Engineering 0.3%
China Communications
Services Corp. Ltd., Class
H 2,508,000 1,476,278
Construction Materials 0.7%
Anhui Conch Cement Co.
Ltd., Class A 94,364 768,705
Anhui Conch Cement Co.
Ltd., Class H 445,500 3,080,185
3,848,890
Distributors 0.1%
Liaoning Cheng Da Co. Ltd.,
Class A 103,000 352,498
Diversified Consumer Services 1.1%
China Beststudy Education
Group Reg. S 751,000 314,684
New Oriental Education &
Technology Group, Inc.,
ADR * 11,900 1,779,050
TAL Education Group, ADR * 59,300 4,509,172
6,602,906
Entertainment 1.9%
NetEase , Inc., ADR 17,200 7,820,323
Perfect World Co. Ltd./China,
Class A 314,727 1,545,680
Wuhu Sanqi Interactive
Entertainment Network
Technology Group Co. Ltd.,
Class A 267,000 1,559,330
10,925,333

2 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
CHINA
Food Products 0.5%
Foshan Haitian Flavouring &
Food Co. Ltd., Class A 56,480 1,350,356
Muyuan Foods Co. Ltd.,
Class A 94,600 1,028,284
Tingyi Cayman Islands
Holding Corp. 312,000 553,054
2,931,694
Health Care Equipment & Supplies 0.9%
Guangzhou Wondfo Biotech
Co. Ltd., Class A 89,435 1,096,902
Jiangsu Yuyue Medical
Equipment & Supply Co.
Ltd., Class A 648,388 3,123,663
Shenzhen Mindray Bio-
Medical Electronics Co.
Ltd., Class A 24,473 1,251,584
5,472,149
Household Durables 0.3%
Haier Electronics Group Co.
Ltd. 489,000 1,773,945
Insurance 1.1%
China Life Insurance Co. Ltd.,
Class H 2,818,000 6,396,272
Interactive Media & Services 8.0%
Baidu, Inc., ADR * 36,450 4,614,206
Tencent Holdings Ltd. 622,600 41,461,033
46,075,239
Internet & Direct Marketing Retail 14.9%
Alibaba Group Holding Ltd.,
ADR * 194,200 57,090,916
JD.com, Inc., ADR * 171,700 13,325,637
Meituan Dianping , Class B
Reg. S * 331,500 10,425,434
Pinduoduo , Inc., ADR * 26,000 1,927,900
Vipshop Holdings Ltd., ADR * 170,000 2,658,800
85,428,687
Machinery 1.0%
Lonking Holdings Ltd. 1,578,000 419,943
Sinotruk Hong Kong Ltd. 886,000 2,278,194
Weichai Power Co. Ltd.,
Class A 460,154 1,025,006
Weichai Power Co. Ltd.,
Class H 1,056,000 2,129,003
5,852,146
Marine 0.3%
COSCO SHIPPING Holdings
Co. Ltd., Class H * 371,500 181,993
SITC International Holdings
Co. Ltd. 913,000 1,268,703
1,450,696
Media 1.3%
China South Publishing &
Media Group Co. Ltd.,
Class A 1,267,800 2,026,921
Chinese Universe Publishing
& Media Group Co. Ltd.,
Class A 3,103,488 5,321,805
Common Stocks
Shares Value ($)
CHINA
Media
Focus Media Information
Technology Co. Ltd., Class
A 292,800 348,542
7,697,268
Metals & Mining 1.5%
Shandong Gold Mining Co.
Ltd., Class A ∞ 32,460 121,536
Shandong Gold Mining Co.
Ltd., Class H Reg. S ∞(b) 600,500 1,478,383
Shandong Nanshan
Aluminum Co. Ltd., Class A 1,221,400 410,017
Xiamen Tungsten Co. Ltd.,
Class A 398,087 784,567
Zijin Mining Group Co. Ltd.,
Class A 2,349,422 2,137,547
Zijin Mining Group Co. Ltd.,
Class H 6,174,000 3,932,925
8,864,975
Oil, Gas & Consumable Fuels 0.7%
China Shenhua Energy Co.
Ltd., Class A 657,000 1,593,052
China Shenhua Energy Co.
Ltd., Class H 446,000 803,713
Yanzhou Coal Mining Co.
Ltd., Class A 1,119,263 1,525,765
3,922,530
Pharmaceuticals 0.6%
CSPC Pharmaceutical Group
Ltd. 1,534,000 2,976,590
Yunnan Baiyao Group Co.
Ltd., Class A 27,779 417,215
3,393,805
Real Estate Management & Development 0.5%
Gemdale Properties &
Investment Corp. Ltd. 698,000 118,571
Jinke Properties Group Co.
Ltd., Class A 967,545 1,286,773
KWG Group Holdings Ltd. 92,000 157,365
Logan Group Co. Ltd. 448,000 710,754
Powerlong Real Estate
Holdings Ltd. 288,000 216,063
Shimao Group Holdings Ltd. 149,000 619,192
3,108,718
Specialty Retail 0.6%
China Meidong Auto Holdings
Ltd. 42,000 161,694
China Yongda Automobiles
Services Holdings Ltd. 271,500 321,710
Zhongsheng Group Holdings
Ltd. (a) 430,500 2,705,810
3,189,214
Technology Hardware, Storage & Peripherals 0.1%
Xiaomi Corp., Class B Reg.
S *(b) 120,400 321,572
245,361,287

NVIT GS Emerging Markets Equity Insights Fund - September 30, 2020 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
COLOMBIA 0.1%
Oil, Gas & Consumable Fuels 0.1%
Ecopetrol SA, ADR 46,649 459,026
GREECE 0.2%
Independent Power and Renewable Electricity Producers
0.1%
Terna Energy SA 47,639 636,649
Specialty Retail 0.1%
JUMBO SA 27,038 475,127
1,111,776
HONG KONG 0.2%
Electrical Equipment 0.2%
China High Speed
Transmission Equipment
Group Co. Ltd. 1,437,000 1,140,449
Pharmaceuticals 0.0%
†
Lee's Pharmaceutical
Holdings Ltd. 106,500 68,931
1,209,380
HUNGARY 0.3%
Pharmaceuticals 0.3%
Richter Gedeon Nyrt 81,847 1,727,830
INDIA 5.3%
Automobiles 0.5%
Tata Motors Ltd., ADR *(a) 314,132 2,855,460
Banks 0.5%
HDFC Bank Ltd., ADR * 47,282 2,362,209
ICICI Bank Ltd., ADR * 68,562 673,964
3,036,173
IT Services 2.8%
Infosys Ltd., ADR 1,154,879 15,948,880
Pharmaceuticals 1.5%
Dr Reddy's Laboratories Ltd.,
ADR 127,958 8,900,758
30,741,271
INDONESIA 3.7%
Automobiles 0.4%
Astra International Tbk . PT 8,143,000 2,449,878
Banks 2.3%
Bank Central Asia Tbk . PT 3,681,700 6,719,006
Bank Mandiri Persero Tbk . PT 6,294,900 2,112,340
Bank Rakyat Indonesia
Persero Tbk . PT 19,980,300 4,098,766
12,930,112
Food Products 0.1%
Indofood Sukses Makmur
Tbk . PT 848,000 408,576
Oil, Gas & Consumable Fuels 0.9%
Adaro Energy Tbk . PT 32,863,300 2,518,176
Bukit Asam Tbk . PT 9,898,300 1,313,257
United Tractors Tbk . PT 942,900 1,450,334
5,281,767
21,070,333
Common Stocks
Shares Value ($)
MEXICO 1.9%
Capital Markets 0.1%
Bolsa Mexicana de Valores
SAB de CV 379,460 859,948
Chemicals 0.2%
Orbia Advance Corp SAB de
CV (a) 701,407 1,228,886
Food Products 0.6%
Gruma SAB de CV, Class B 291,427 3,229,730
Grupo Bimbo SAB de CV
Series A 210,482 393,806
3,623,536
Insurance 0.1%
Qualitas Controladora SAB
de CV 125,500 473,303
Metals & Mining 0.9%
Grupo Mexico SAB de CV
Series B 1,673,770 4,257,946
Ternium SA, ADR * 12,000 225,960
4,483,906
10,669,579
PERU 1.0%
Metals & Mining 1.0%
Southern Copper Corp. (a) 132,600 6,002,802
PHILIPPINES 0.6%
Banks 0.1%
Bank of the Philippine Islands 567,210 748,829
Electric Utilities 0.0%
†
Manila Electric Co. 3,800 21,242
Food Products 0.0%
†
Universal Robina Corp. 71,360 197,243
Transportation Infrastructure 0.3%
International Container
Terminal Services, Inc. 696,380 1,580,716
Wireless Telecommunication Services 0.2%
Globe Telecom, Inc. 2,270 97,395
PLDT, Inc., ADR 32,529 879,909
977,304
3,525,334
POLAND 0.9%
Construction & Engineering 0.0%
†
Budimex SA 3,823 242,086
Entertainment 0.5%
CD Projekt SA * 26,807 2,897,973
Insurance 0.3%
Powszechny Zaklad
Ubezpieczen SA * 249,667 1,598,772
Software 0.1%
Asseco Poland SA 30,226 543,370
5,282,201
QATAR 0.2%
Banks 0.2%
Masraf Al Rayan QSC 76,008 86,075
Qatar Islamic Bank SAQ 21,632 97,243

4 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
QATAR
Banks
Qatar National Bank QPSC 165,444 817,049
1,000,367
Food & Staples Retailing 0.0%
†
Al Meera Consumer Goods
Co. QSC 35,845 191,933
1,192,300
RUSSIA 2.2%
Metals & Mining 1.2%
MMC Norilsk Nickel PJSC,
ADR (a) 230,575 5,568,387
Polyus PJSC 9,768 2,043,030
7,611,417
Oil, Gas & Consumable Fuels 0.2%
Lukoil PJSC, ADR 15,530 891,577
Wireless Telecommunication Services 0.8%
Mobile TeleSystems PJSC,
ADR 497,740 4,345,270
12,848,264
SAUDI ARABIA 1.5%
Chemicals 0.1%
Advanced Petrochemical Co. 25,612 403,602
Construction Materials 0.4%
Eastern Province Cement Co. 61,585 575,880
Najran Cement Co. * 114,992 544,932
Qassim Cement Co. (The) 34,116 674,140
Southern Province Cement
Co. 23,352 428,576
2,223,528
Food & Staples Retailing 0.4%
Abdullah Al Othaim Markets
Co. 66,933 2,313,322
Food Products 0.5%
Savola Group (The) 273,366 3,499,627
Specialty Retail 0.1%
Jarir Marketing Co. 7,528 376,231
8,816,310
SINGAPORE 0.1%
Entertainment 0.1%
IGG, Inc. (a) 749,000 857,853
SOUTH AFRICA 2.9%
Banks 0.2%
Standard Bank Group Ltd. 169,785 1,093,389
Capital Markets 0.1%
Investec Ltd. 304,483 573,102
Chemicals 0.1%
AECI Ltd. 139,989 641,131
Diversified Financial Services 0.1%
Remgro Ltd. 92,988 521,348
Insurance 0.4%
Momentum Metropolitan
Holdings 1,205,580 1,113,429
Sanlam Ltd. 299,229 926,880
2,040,309
Common Stocks
Shares Value ($)
SOUTH AFRICA
Internet & Direct Marketing Retail 1.2%
Naspers Ltd., Class N * 42,268 7,455,085
Metals & Mining 0.8%
African Rainbow Minerals Ltd. 80,408 927,668
Anglo American Platinum Ltd. 49,482 3,432,556
Northam Platinum Ltd. * 12,165 123,432
4,483,656
16,808,020
SOUTH KOREA 13.5%
Banks 0.3%
Hana Financial Group, Inc. 54,554 1,298,379
KB Financial Group, Inc. 7,964 256,837
1,555,216
Biotechnology 0.0%
†
LabGenomics Co. Ltd. * 9,085 275,756
Capital Markets 1.1%
Daou Data Corp. 12,203 137,533
KIWOOM Securities Co. Ltd. 5,715 494,322
Mirae Asset Daewoo Co. Ltd. 757,473 5,584,681
Mirae Asset Daewoo Co. Ltd.
(Preference) 37,956 142,322
6,358,858
Chemicals 1.5%
Hansol Chemical Co. Ltd. 9,148 1,167,928
Kumho Petrochemical Co.
Ltd. 2,512 233,745
LG Chem Ltd. 11,833 6,607,002
SK Chemicals Co. Ltd. 1,645 413,535
8,422,210
Diversified Consumer Services 0.0%
†
MegaStudyEdu Co. Ltd. 2,991 75,501
Electronic Equipment, Instruments & Components 0.1%
Samsung SDI Co. Ltd. 779 288,357
Entertainment 0.5%
NCSoft Corp. 4,246 2,924,277
Health Care Equipment & Supplies 0.3%
Interojo Co. Ltd. 7,662 143,200
Suheung Co. Ltd. 38,540 1,863,508
2,006,708
Household Durables 0.3%
Coway Co. Ltd. * 22,686 1,556,683
Hanssem Co. Ltd. 1,218 111,333
1,668,016
Industrial Conglomerates 0.2%
Samsung C&T Corp. 13,502 1,210,750
Insurance 0.3%
Samsung Life Insurance Co.
Ltd. 37,145 1,935,394
Interactive Media & Services 1.1%
NAVER Corp. 25,935 6,566,508
Life Sciences Tools & Services 0.6%
Samsung Biologics Co. Ltd.
Reg. S *(b) 5,933 3,497,704
Metals & Mining 0.3%
Poongsan Corp. 85,735 1,742,475

NVIT GS Emerging Markets Equity Insights Fund - September 30, 2020 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
SOUTH KOREA
Oil, Gas & Consumable Fuels 0.1%
SK Gas Ltd. 4,439 369,055
Pharmaceuticals 1.5%
Chong Kun Dang
Pharmaceutical Corp. 10,142 1,447,169
Chongkundang Holdings
Corp. 7,901 722,171
DongKook Pharmaceutical
Co. Ltd. 74,205 1,734,334
Huons Co. Ltd. 1,279 68,901
Huons Global Co. Ltd. 13,951 369,466
Kwang Dong Pharmaceutical
Co. Ltd. 47,106 394,970
Samjin Pharmaceutical Co.
Ltd. 71,044 1,751,015
Yuhan Corp. 42,128 2,298,361
8,786,387
Professional Services 0.1%
NICE Information Service Co.
Ltd. 36,315 612,671
Semiconductors & Semiconductor Equipment 0.5%
DB HiTek Co. Ltd. 68,780 2,202,338
SK Hynix, Inc. 8,888 637,729
2,840,067
Technology Hardware, Storage & Peripherals 4.7%
Samsung Electronics Co. Ltd. 460,120 23,183,456
Samsung Electronics Co. Ltd.
(Preference) 80,664 3,480,096
26,663,552
Trading Companies & Distributors 0.0%
†
Posco International Corp. 11,939 138,477
77,937,939
TAIWAN 13.1%
Banks 0.1%
CTBC Financial Holding Co.
Ltd. 704,000 447,650
Containers & Packaging 0.2%
Cheng Loong Corp. 1,115,000 1,219,293
Diversified Financial Services 0.1%
Chailease Holding Co. Ltd. 150,000 681,560
Electrical Equipment 0.6%
Chicony Power Technology
Co. Ltd. 698,000 1,604,838
Teco Electric & Machinery
Co. Ltd. 850,000 876,706
Walsin Lihwa Corp. 1,464,000 814,843
3,296,387
Electronic Equipment, Instruments & Components 2.0%
Delta Electronics, Inc. 368,000 2,413,146
Hon Hai Precision Industry
Co. Ltd. 1,899,000 5,083,856
Simplo Technology Co. Ltd. 159,000 1,652,225
Synnex Technology
International Corp. 1,566,000 2,234,647
Tripod Technology Corp. 86,000 328,363
11,712,237
Common Stocks
Shares Value ($)
TAIWAN
Entertainment 0.4%
International Games System
Co. Ltd. 90,000 2,404,988
Soft-World International Corp. 40,000 118,644
2,523,632
Health Care Equipment & Supplies 0.2%
TaiDoc Technology Corp. 172,000 1,142,614
Insurance 0.0%
†
Fubon Financial Holding Co.
Ltd. 146,000 211,957
Internet & Direct Marketing Retail 0.2%
momo.com, Inc. 37,000 903,309
Leisure Products 0.2%
Giant Manufacturing Co. Ltd. 120,000 1,133,647
Metals & Mining 0.0%
†
Tung Ho Steel Enterprise
Corp. 96,000 94,711
Pharmaceuticals 0.1%
YungShin Global Holding
Corp. 530,000 790,259
Semiconductors & Semiconductor Equipment 8.2%
Alchip Technologies Ltd. 7,000 119,062
Ardentec Corp. 1,577,000 1,787,443
ChipMOS Technologies, Inc. 329,000 325,849
Everlight Electronics Co. Ltd. 489,000 628,317
King Yuan Electronics Co.
Ltd. 118,000 124,790
Sino-American Silicon
Products, Inc. 203,000 681,989
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR (a) 441,200 35,768,084
Topco Scientific Co. Ltd. 616,000 2,435,501
United Microelectronics Corp. 4,070,000 3,989,337
Youngtek Electronics Corp. 601,000 1,102,384
46,962,756
Specialty Retail 0.3%
Hotai Motor Co. Ltd. 71,000 1,584,356
Technology Hardware, Storage & Peripherals 0.5%
Gigabyte Technology Co. Ltd. 437,000 1,144,340
Quanta Computer, Inc. 345,000 903,818
Wistron Corp. 842,000 871,300
2,919,458
75,623,826
THAILAND 2.3%
Auto Components 0.0%
†
Sri Trang Agro-Industry PCL 173,900 146,574
Banks 0.2%
Thanachart Capital PCL 997,400 914,558
Construction Materials 0.4%
Siam Cement PCL (The) 221,100 2,249,209
Consumer Finance 0.0%
†
Muangthai Capital PCL 159,200 247,977
Electrical Equipment 0.1%
Gunkul Engineering PCL 10,055,500 714,914

6 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
THAILAND
Electronic Equipment, Instruments & Components 0.0%
†
Hana Microelectronics PCL 83,800 115,217
Food Products 0.4%
Charoen Pokphand Foods
PCL 2,786,600 2,470,757
Health Care Providers & Services 0.0%
†
Chularat Hospital PCL 2,161,900 164,307
Independent Power and Renewable Electricity Producers
0.1%
SPCG PCL 826,200 508,722
Oil, Gas & Consumable Fuels 0.7%
PTT Exploration & Production
PCL 699,600 1,762,258
PTT PCL 1,416,100 1,452,410
3,214,668
Pharmaceuticals 0.1%
Mega Lifesciences PCL 345,800 381,453
Specialty Retail 0.3%
Com7 PCL 1,008,700 1,267,940
Home Product Center PCL 870,500 396,334
Siam Global House PCL 471,400 300,923
1,965,197
13,093,553
TURKEY 0.6%
Diversified Financial Services 0.2%
Haci Omer Sabanci Holding
A/S 829,320 892,840
Food & Staples Retailing 0.4%
BIM Birlesik Magazalar A/S 243,714 2,195,107
Industrial Conglomerates 0.0%
†
Enka Insaat ve Sanayi A/S 275,977 251,364
3,339,311
UNITED ARAB EMIRATES 0.0%
†
Banks 0.0%
†
First Abu Dhabi Bank PJSC 91,257 279,563
Total Common Stocks
(cost $563,928,962) 565,417,031
Rights 0.0%
†
Number of
Rights
THAILAND 0.0%
†
Containers & Packaging 0.0%
†
SCGP Solutions Co. Ltd.,
expiring 10/02/20*∞ 16,138 0
Total Rights
(cost $–) 0
Repurchase Agreements 7.4%
Principal
Amount ($) Value ($)
Bank of America NA,
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$4,051,248, collateralized
by U.S. Government
Agency Securities,
3.00%, maturing
7/20/2049; total market
value $4,132,264.(c) 4,051,239 4,051,239
BofA Securities, Inc.,
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$3,000,007, collateralized
by U.S. Government
Agency Securities,
3.50%, maturing
9/20/2050; total market
value $3,060,000.(c) 3,000,000 3,000,000
Cantor Fitzgerald &
Co., 0.08%, dated
9/30/2020, due
10/1/2020, repurchase
price $15,000,034,
collateralized by U.S.
Government Agency
Securities, ranging from
0.51% - 7.00%, maturing
11/1/2023 - 6/20/2067;
total market value
$15,300,000.(c) 15,000,000 15,000,000
CF Secured, LLC, 0.08%,
dated 9/30/2020, due
10/1/2020, repurchase
price $500,002,
collateralized by U.S.
Government Agency
Securities, ranging from
2.00% - 4.63%, maturing
7/1/2035 - 7/20/2069;
total market value
$510,001.(c) 500,000 500,000
NatWest Markets
Securities, Inc., 0.07%,
dated 9/29/2020, due
10/6/2020, repurchase
price $13,000,177,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 3.00%, maturing
7/15/2021 - 8/15/2048;
total market value
$13,260,039.(c) 13,000,000 13,000,000

NVIT GS Emerging Markets Equity Insights Fund - September 30, 2020 (Unaudited) - Statement of Investments - 7
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 0.14%,
dated 9/30/2020, due
10/1/2020, repurchase
price $7,000,028,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 9.00%, maturing
11/1/2020 - 8/20/2070;
total market value
$7,140,000.(c) 7,000,000 7,000,000
Total Repurchase Agreements
(cost $42,551,239) 42,551,239
Total Investments
(cost $606,480,201)   — 105.5% 607,968,270
Liabilities in excess of other assets
— (5.5)% (31,823,473)
NET ASSETS — 100.0%
$ 576,144,797
* Denotes a non-income producing security.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on
loan at September 30, 2020 was $43,794,949, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $42,551,239 and by
$1,973,959 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 10/15/2020 –
2/15/2050, a total value of $44,525,198.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at September 30, 2020
was $7,041,317 which represents 1.22% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2020 was
$42,551,239.
ADR American Depositary Receipt
PH Philippines
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
Futures contracts outstanding as of September 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index 111 12/2020 USD 6,041,175 (51,843)
(51,843)
At September 30, 2020, the Fund had $582,417 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

8 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ – $ 215,472 $ – $ 215,472
Auto Components – 914,958 – 914,958
Automobiles 4,557,304 10,974,569 – 15,531,873

NVIT GS Emerging Markets Equity Insights Fund - September 30, 2020 (Unaudited) - Statement of Investments - 9
Level 1 Level 2 Level 3 Total
Assets:
Banks $ 4,841,006 $ 37,740,395 $ – $ 42,581,401
Biotechnology – 275,756 – 275,756
Building Products – 2,472,106 – 2,472,106
Capital Markets 9,688,544 10,755,224 – 20,443,768
Chemicals 1,228,886 9,466,943 – 10,695,829
Construction & Engineering – 1,718,364 – 1,718,364
Construction Materials – 8,321,627 – 8,321,627
Consumer Finance – 247,977 – 247,977
Containers & Packaging – 2,863,200 – 2,863,200
Distributors – 352,498 – 352,498
Diversified Consumer Services 6,288,222 390,185 – 6,678,407
Diversified Financial Services – 2,095,748 – 2,095,748
Electric Utilities 223,046 21,242 – 244,288
Electrical Equipment 4,315,734 5,151,750 – 9,467,484
Electronic Equipment, Instruments &
Components – 12,115,811 – 12,115,811
Entertainment 7,820,323 12,308,745 – 20,129,068
Food & Staples Retailing – 4,700,362 – 4,700,362
Food Products 4,955,661 9,507,897 – 14,463,558
Health Care Equipment & Supplies – 8,621,471 – 8,621,471
Health Care Providers & Services – 164,307 – 164,307
Household Durables 624,851 3,441,961 – 4,066,812
Independent Power and Renewable
Electricity Producers – 1,456,005 – 1,456,005
Industrial Conglomerates – 1,462,114 – 1,462,114
Insurance 3,984,153 12,182,704 – 16,166,857
Interactive Media & Services 4,614,206 48,027,541 – 52,641,747
Internet & Direct Marketing Retail 75,003,253 18,783,828 – 93,787,081
IT Services 15,948,880 – – 15,948,880
Leisure Products – 1,133,647 – 1,133,647
Life Sciences Tools & Services – 3,497,704 – 3,497,704
Machinery – 5,852,146 – 5,852,146
Marine – 1,450,696 – 1,450,696
Media – 7,697,268 – 7,697,268
Metals & Mining 16,055,095 17,228,847 – 33,283,942
Multiline Retail 3,151,924 – – 3,151,924
Oil, Gas & Consumable Fuels 1,350,603 12,788,020 – 14,138,623
Paper & Forest Products 1,348,924 – – 1,348,924
Pharmaceuticals 8,900,758 15,148,665 – 24,049,423
Professional Services – 612,671 – 612,671
Real Estate Management & Development – 3,108,718 – 3,108,718
Semiconductors & Semiconductor
Equipment 35,768,084 14,034,739 – 49,802,823
Software 363,849 543,370 – 907,219
Specialty Retail – 7,590,125 – 7,590,125
Technology Hardware, Storage &
Peripherals – 29,904,582 – 29,904,582
Trading Companies & Distributors – 138,477 – 138,477
Transportation Infrastructure – 1,580,716 – 1,580,716
Wireless Telecommunication Services 5,225,179 97,395 – 5,322,574
Total Common Stocks $ 216,258,485 $ 349,158,546 $ – $ 565,417,031
Repurchase Agreements – 42,551,239 – 42,551,239
Right – – – –
Total Assets $ 216,258,485 $ 391,709,785 $ – $ 607,968,270
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (51,843) $ – $ – $ (51,843)
Total Liabilities $ (51,843) $ – $ – $ (51,843)
Total $ 216,206,642 $ 391,709,785 $ – $ 607,916,427
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

10 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2020:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (51,843)
Total $ (51,843)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT GS International Equity Insights Fund - September 30, 2020 (Unaudited) - Statement of Investments - 11
Common Stocks 98.7%
Shares Value ($)
AUSTRALIA 7.5%
Biotechnology 0.2%
CSL Ltd. (a) 15,050 3,100,930
Commercial Services & Supplies 0.8%
Brambles Ltd. 1,336,772 10,063,312
Equity Real Estate Investment Trusts (REITs) 0.3%
Goodman Group 282,613 3,637,246
Health Care Providers & Services 0.7%
Sonic Healthcare Ltd. 393,820 9,369,133
Household Durables 0.1%
Breville Group Ltd. 90,831 1,642,328
Interactive Media & Services 0.1%
REA Group Ltd. 15,781 1,246,923
Metals & Mining 3.4%
BHP Group plc 64,244 1,369,607
Fortescue Metals Group Ltd. 1,055,892 12,360,100
Mineral Resources Ltd. 123,720 2,212,794
Rio Tinto Ltd. 176,304 11,936,434
Rio Tinto plc, ADR (a) 267,776 16,170,993
44,049,928
Multiline Retail 1.0%
Wesfarmers Ltd. 396,298 12,635,417
Oil, Gas & Consumable Fuels 0.6%
Santos Ltd. 2,351,253 8,251,356
Specialty Retail 0.3%
Adairs Ltd. 323,246 755,377
JB Hi-Fi Ltd. 100,582 3,396,589
Premier Investments Ltd. 24,405 360,347
4,512,313
98,508,886
AUSTRIA 0.0%
†
Air Freight & Logistics 0.0%
†
Oesterreichische Post AG (a) 7,010 235,814
BELGIUM 0.6%
Air Freight & Logistics 0.1%
bpost SA 83,447 733,629
Banks 0.1%
KBC Group NV 18,866 944,678
Biotechnology 0.3%
Galapagos NV * 37,458 5,320,390
Chemicals 0.0%
†
Tessenderlo Group SA * 4,632 173,995
Equity Real Estate Investment Trusts (REITs) 0.1%
Warehouses De Pauw CVA,
CVA 33,716 1,227,009
8,399,701
CAMBODIA 0.2%
Hotels, Restaurants & Leisure 0.2%
NagaCorp Ltd. 2,138,000 2,553,896
CHINA 0.5%
Food & Staples Retailing 0.2%
Sun Art Retail Group Ltd. 2,194,000 2,430,543
Common Stocks
Shares Value ($)
CHINA
Food Products 0.2%
Tingyi Cayman Islands
Holding Corp. (a) 1,380,000 2,446,199
Gas Utilities 0.0%
†
ENN Energy Holdings Ltd. 27,900 304,379
Health Care Technology 0.0%
†
Alibaba Health Information
Technology Ltd. * 158,000 388,741
Specialty Retail 0.1%
Chow Tai Fook Jewellery
Group Ltd. 663,600 864,178
6,434,040
DENMARK 2.3%
Air Freight & Logistics 1.0%
DSV Panalpina A/S 77,307 12,615,682
Pharmaceuticals 1.2%
Novo Nordisk A/S, Class B 229,969 15,974,055
Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S 17,875 1,286,266
29,876,003
FINLAND 0.7%
Food & Staples Retailing 0.4%
Kesko OYJ, Class B 236,150 6,088,817
Machinery 0.3%
Valmet OYJ 135,893 3,364,495
Multiline Retail 0.0%
†
Tokmanni Group Corp. 15,560 274,578
9,727,890
FRANCE 7.7%
Banks 0.9%
BNP Paribas SA * 328,139 11,887,173
Chemicals 0.2%
Arkema SA 29,583 3,138,425
Electrical Equipment 1.9%
Legrand SA 77,738 6,206,108
Nexans SA * 22,840 1,318,353
Schneider Electric SE 147,463 18,302,372
25,826,833
Equity Real Estate Investment Trusts (REITs) 0.5%
Gecina SA 50,305 6,655,359
IT Services 0.6%
Capgemini SE 58,256 7,461,180
Life Sciences Tools & Services 0.6%
Sartorius Stedim Biotech 24,818 8,547,663
Oil, Gas & Consumable Fuels 0.1%
Gaztransport Et Technigaz SA 8,478 808,050
Pharmaceuticals 1.5%
Sanofi 191,143 19,165,729
Professional Services 0.7%
Teleperformance 31,866 9,813,553

12 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
FRANCE
Trading Companies & Distributors 0.7%
Rexel SA * 692,410 8,686,157
101,990,122
GERMANY 7.2%
Air Freight & Logistics 1.2%
Deutsche Post AG
(Registered) 327,031 14,912,989
Auto Components 0.2%
Schaeffler AG (Preference) 528,914 3,265,370
Automobiles 0.8%
Porsche Automobil Holding
SE (Preference) * 75,028 4,479,527
Volkswagen AG (Preference) 36,503 5,874,739
10,354,266
Capital Markets 0.7%
Deutsche Boerse AG 51,042 8,963,952
Chemicals 0.1%
LANXESS AG 32,093 1,841,876
Diversified Telecommunication Services 0.3%
Deutsche Telekom AG
(Registered) 215,379 3,608,079
Electric Utilities 0.1%
Siemens Energy AG * 29,895 806,146
Health Care Equipment & Supplies 0.0%
†
Siemens Healthineers AG
Reg. S (b) 11,914 534,983
Household Products 0.4%
Henkel AG & Co. KGaA
(Preference) 53,461 5,597,954
Industrial Conglomerates 0.6%
Siemens AG (Registered) 59,789 7,560,062
Insurance 1.2%
Allianz SE (Registered) 75,537 14,489,403
Interactive Media & Services 0.7%
New Work SE 760 231,854
Scout24 AG Reg. S (b) 110,056 9,606,073
9,837,927
IT Services 0.1%
Bechtle AG 8,245 1,671,228
Life Sciences Tools & Services 0.3%
Gerresheimer AG 34,190 3,825,775
Metals & Mining 0.0%
†
Aurubis AG 7,060 480,922
Real Estate Management & Development 0.3%
Deutsche Wohnen SE 90,049 4,505,753
Semiconductors & Semiconductor Equipment 0.1%
Siltronic AG 14,838 1,331,844
Software 0.0%
†
Software AG 9,452 466,102
Specialty Retail 0.1%
Hornbach Baumarkt AG 5,647 299,891
Common Stocks
Shares Value ($)
GERMANY
Specialty Retail
Hornbach Holding AG & Co.
KGaA 4,434 517,538
817,429
94,872,060
HONG KONG 2.3%
Capital Markets 1.2%
Hong Kong Exchanges &
Clearing Ltd. 306,400 14,402,142
Electric Utilities 0.1%
CLP Holdings Ltd. 143,000 1,332,942
Household Durables 0.3%
Man Wah Holdings Ltd. 2,562,000 3,402,718
Machinery 0.3%
Techtronic Industries Co. Ltd. 349,500 4,595,805
Real Estate Management & Development 0.4%
Sun Hung Kai Properties Ltd. 448,500 5,749,731
Specialty Retail 0.0%
†
Luk Fook Holdings
International Ltd. 92,000 223,313
29,706,651
IRELAND 0.0%
†
Containers & Packaging 0.0%
†
Smurfit Kappa Group plc 5,123 201,023
ISRAEL 0.3%
Diversified Financial Services 0.3%
Plus500 Ltd. 188,163 3,801,711
ITALY 3.9%
Automobiles 0.8%
Ferrari NV 57,773 10,575,079
Banks 0.9%
Intesa Sanpaolo SpA 6,224,324 11,687,594
Capital Markets 0.4%
Azimut Holding SpA 315,020 5,688,645
Construction Materials 0.1%
Buzzi Unicem SpA 37,558 873,621
Electric Utilities 0.9%
Enel SpA 1,439,843 12,502,377
Electrical Equipment 0.8%
Prysmian SpA 351,104 10,209,134
51,536,450
JAPAN 29.4%
Air Freight & Logistics 0.2%
Yamato Holdings Co. Ltd. (a) 109,300 2,877,084
Auto Components 0.2%
Bridgestone Corp. 52,700 1,664,620
NGK Spark Plug Co. Ltd. 18,900 329,722
Sumitomo Electric Industries
Ltd. (a) 36,600 411,268
2,405,610
Automobiles 3.1%
Honda Motor Co. Ltd. (a) 533,600 12,589,770
Subaru Corp. (a) 403,300 7,829,101

NVIT GS International Equity Insights Fund - September 30, 2020 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
JAPAN
Automobiles
Toyota Motor Corp. 314,500 20,800,891
Yamaha Motor Co. Ltd. 13,100 190,482
41,410,244
Banks 0.0%
†
Sumitomo Mitsui Trust
Holdings, Inc. 18,500 492,277
Building Products 0.1%
AGC, Inc. 37,200 1,089,469
Chemicals 1.0%
Denka Co. Ltd. (a) 27,800 846,110
Mitsubishi Chemical Holdings
Corp. (a) 567,100 3,274,257
Nitto Denko Corp. (a) 56,000 3,650,889
Teijin Ltd. 337,400 5,231,317
13,002,573
Commercial Services & Supplies 0.6%
Dai Nippon Printing Co. Ltd. 403,800 8,179,077
Containers & Packaging 0.0%
†
Toyo Seikan Group Holdings
Ltd. 53,200 529,495
Distributors 0.0%
†
Doshisha Co. Ltd. (a) 26,200 526,426
Diversified Consumer Services 0.4%
Benesse Holdings, Inc. 190,400 4,888,831
Diversified Financial Services 0.9%
ORIX Corp. (a) 939,400 11,694,980
Diversified Telecommunication Services 0.4%
Nippon Telegraph &
Telephone Corp. 247,200 5,057,478
Electric Utilities 0.2%
Chubu Electric Power Co.,
Inc. (a) 108,000 1,313,634
Kansai Electric Power Co.,
Inc. (The) 105,200 1,019,761
2,333,395
Electrical Equipment 0.8%
Mitsubishi Electric Corp. 783,900 10,583,271
Electronic Equipment, Instruments & Components 1.4%
Hitachi Ltd. 287,700 9,721,297
Macnica Fuji Electronics
Holdings, Inc. (a) 58,100 1,064,700
Murata Manufacturing Co.
Ltd. 16,600 1,071,063
Omron Corp. 82,000 6,387,252
TDK Corp. 5,300 579,575
18,823,887
Entertainment 2.2%
DeNA Co. Ltd. 291,100 5,372,635
Konami Holdings Corp. (a) 258,500 11,204,816
Nexon Co. Ltd. 339,900 8,441,357
Nintendo Co. Ltd. 5,300 3,012,946
Square Enix Holdings Co.
Ltd. 14,600 970,699
29,002,453
Common Stocks
Shares Value ($)
JAPAN
Equity Real Estate Investment Trusts (REITs) 0.2%
Japan Retail Fund Investment
Corp. 1,544 2,390,945
Food & Staples Retailing 0.7%
Arcs Co. Ltd. 9,100 234,036
Cawachi Ltd. 12,600 349,866
Create SD Holdings Co. Ltd. 24,900 872,740
Seven & i Holdings Co. Ltd. 211,500 6,538,102
Valor Holdings Co. Ltd. (a) 24,300 670,935
8,665,679
Food Products 0.1%
Nisshin Oillio Group Ltd.
(The) (a) 50,700 1,530,004
Health Care Providers & Services 0.0%
†
Ship Healthcare Holdings,
Inc. 10,200 499,155
Health Care Technology 0.9%
M3, Inc. 183,000 11,362,818
Hotels, Restaurants & Leisure 0.1%
McDonald's Holdings Co.
Japan Ltd. 24,400 1,186,950
Insurance 0.8%
Dai-ichi Life Holdings, Inc. 364,500 5,144,301
T&D Holdings, Inc. (a) 517,000 5,112,982
10,257,283
Interactive Media & Services 0.8%
Z Holdings Corp. 1,494,300 9,983,645
Internet & Direct Marketing Retail 0.1%
ASKUL Corp. 24,000 981,137
IT Services 3.2%
DTS Corp. 8,300 176,469
Fujitsu Ltd. 105,500 14,446,163
NEC Corp. 201,000 11,765,726
Nomura Research Institute
Ltd. 179,400 5,272,579
Obic Co. Ltd. 4,100 721,415
TIS, Inc. 389,600 8,280,500
Transcosmos, Inc. 38,400 1,049,244
41,712,096
Leisure Products 1.1%
Sankyo Co. Ltd. 209,900 5,501,555
Sega Sammy Holdings, Inc. 689,300 8,384,031
13,885,586
Machinery 0.9%
Ebara Corp. (a) 12,000 324,164
FANUC Corp. 59,700 11,452,679
Glory Ltd. (a) 14,600 325,937
Noritake Co. Ltd. (a) 10,800 339,364
12,442,144
Media 0.7%
Dentsu Group, Inc. 296,200 8,751,817
Metals & Mining 0.2%
Dowa Holdings Co. Ltd. 33,300 978,975
Hitachi Metals Ltd. 41,100 631,808
Sumitomo Metal Mining Co.
Ltd. 23,700 733,658
2,344,441

14 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
JAPAN
Multiline Retail 0.6%
Izumi Co. Ltd. 4,400 160,347
Pan Pacific International
Holdings Corp. 308,800 7,193,500
7,353,847
Oil, Gas & Consumable Fuels 0.0%
†
Inpex Corp. 28,200 150,862
Pharmaceuticals 2.7%
Astellas Pharma, Inc. 691,400 10,292,552
Sawai Pharmaceutical Co.
Ltd. 9,600 484,639
Shionogi & Co. Ltd. 161,300 8,629,718
Sumitomo Dainippon Pharma
Co. Ltd. (a) 116,000 1,527,491
Takeda Pharmaceutical Co.
Ltd. 402,900 14,352,095
35,286,495
Professional Services 0.1%
Nihon M&A Center, Inc. 31,200 1,779,678
Road & Rail 0.1%
Nikkon Holdings Co. Ltd. (a) 32,200 698,251
Seino Holdings Co. Ltd. (a) 80,600 1,169,404
1,867,655
Semiconductors & Semiconductor Equipment 0.7%
Megachips Corp. 6,000 164,406
Rohm Co. Ltd. (a) 71,600 5,528,556
Tokyo Seimitsu Co. Ltd. (a) 59,600 1,892,722
Yamaichi Electronics Co. Ltd.
(a) 81,100 994,866
8,580,550
Specialty Retail 1.8%
Autobacs Seven Co. Ltd. (a) 77,400 1,005,401
DCM Holdings Co. Ltd. 90,300 1,250,355
EDION Corp. (a) 33,000 345,243
Hikari Tsushin, Inc. 7,800 1,858,752
Komeri Co. Ltd. 30,800 972,911
K's Holdings Corp. 353,200 4,768,670
Nitori Holdings Co. Ltd. 17,000 3,535,828
Shimachu Co. Ltd. (a) 62,900 2,134,388
Yamada Holdings Co. Ltd. 1,640,500 8,180,122
24,051,670
Tobacco 0.3%
Japan Tobacco, Inc. 234,400 4,280,331
Trading Companies & Distributors 0.7%
ITOCHU Corp. (a) 46,500 1,189,041
Marubeni Corp. 993,400 5,636,135
Nagase & Co. Ltd. (a) 51,600 721,818
Sumitomo Corp. (a) 131,900 1,581,592
9,128,586
Wireless Telecommunication Services 1.1%
KDDI Corp. 72,000 1,821,309
NTT DOCOMO, Inc. (a) 178,600 6,623,295
SoftBank Group Corp. (a) 98,500 6,082,104
14,526,708
385,896,632
LUXEMBOURG 0.7%
Life Sciences Tools & Services 0.7%
Eurofins Scientific SE *(a) 10,694 8,465,764
Common Stocks
Shares Value ($)
LUXEMBOURG
Metals & Mining 0.0%
†
APERAM SA 14,608 411,534
8,877,298
NETHERLANDS 5.7%
Capital Markets 0.0%
†
Flow Traders Reg. S (b) 7,307 292,134
Electrical Equipment 0.3%
Signify NV Reg. S *(b) 108,238 4,005,569
Food & Staples Retailing 1.0%
Koninklijke Ahold Delhaize
NV 454,153 13,440,944
Insurance 0.2%
NN Group NV 65,554 2,462,327
Machinery 0.0%
†
Aalberts NV 4,090 147,702
Oil, Gas & Consumable Fuels 0.1%
Royal Dutch Shell plc, Class
A 65,805 829,378
Royal Dutch Shell plc, Class
B, ADR 9,503 230,163
1,059,541
Professional Services 1.2%
Randstad NV * 138,930 7,249,362
Wolters Kluwer NV 92,988 7,938,942
15,188,304
Semiconductors & Semiconductor Equipment 2.9%
ASM International NV 73,913 10,594,664
ASML Holding NV 70,650 26,051,100
BE Semiconductor Industries
NV (a) 37,454 1,605,774
38,251,538
74,848,059
NEW ZEALAND 0.9%
Health Care Equipment & Supplies 0.3%
Fisher & Paykel Healthcare
Corp. Ltd. 180,144 3,965,296
Independent Power and Renewable Electricity Producers
0.0%
†
Meridian Energy Ltd. 63,973 208,675
Software 0.6%
Xero Ltd. * 105,575 7,719,575
11,893,546
NORWAY 1.6%
Banks 0.3%
DNB ASA 312,752 4,319,635
Food Products 1.1%
Leroy Seafood Group ASA 51,909 297,852
Orkla ASA 975,589 9,873,104
Salmar ASA * 55,138 3,120,083
13,291,039
Metals & Mining 0.2%
Norsk Hydro ASA * 1,185,733 3,263,783

NVIT GS International Equity Insights Fund - September 30, 2020 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
NORWAY
Multiline Retail 0.0%
†
Europris ASA Reg. S (b) 122,590 630,523
21,504,980
SINGAPORE 0.8%
Banks 0.6%
DBS Group Holdings Ltd. 608,300 8,947,076
Capital Markets 0.2%
Singapore Exchange Ltd. 309,100 2,080,047
11,027,123
SOUTH AFRICA 0.9%
Metals & Mining 0.9%
Anglo American plc 502,173 12,126,784
SPAIN 0.8%
Banks 0.4%
Banco Santander SA 2,671,597 4,977,080
Construction & Engineering 0.3%
ACS Actividades de
Construccion y Servicios
SA 176,125 3,990,500
Diversified Telecommunication Services 0.1%
Cellnex Telecom SA Reg. S
(b) 17,996 1,093,721
10,061,301
SWEDEN 3.8%
Diversified Financial Services 1.0%
Investor AB, Class A 7,118 462,121
Investor AB, Class B 208,628 13,604,195
14,066,316
Hotels, Restaurants & Leisure 0.2%
Evolution Gaming Group AB
Reg. S (b) 40,770 2,694,903
Household Durables 0.3%
Husqvarna AB, Class B 185,602 2,043,635
Nobia AB * 266,656 1,779,701
3,823,336
Household Products 0.9%
Essity AB, Class B 348,191 11,765,662
Metals & Mining 0.8%
Boliden AB 349,469 10,390,405
Specialty Retail 0.1%
Byggmax Group AB * 134,704 791,092
Tobacco 0.5%
Swedish Match AB 85,687 6,991,028
50,522,742
SWITZERLAND 12.1%
Food Products 2.9%
Chocoladefabriken Lindt &
Spruengli AG 54 455,761
Nestle SA (Registered) 324,499 38,498,268
38,954,029
Health Care Equipment & Supplies 0.9%
Sonova Holding AG
(Registered) * 45,302 11,488,012
Common Stocks
Shares Value ($)
SWITZERLAND
Insurance 1.4%
Swiss Life Holding AG
(Registered) * 10,659 4,027,208
Zurich Insurance Group AG 41,562 14,450,515
18,477,723
Life Sciences Tools & Services 1.9%
Bachem Holding AG
(Registered), Class B 4,237 1,794,438
Lonza Group AG (Registered) 24,762 15,285,094
Tecan Group AG (Registered) 15,483 7,700,039
24,779,571
Pharmaceuticals 4.2%
Novartis AG (Registered) 278,531 24,204,697
Roche Holding AG 94,480 32,324,181
56,528,878
Professional Services 0.7%
Adecco Group AG
(Registered) 168,137 8,885,201
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV 34,517 1,055,979
160,169,393
UNITED KINGDOM 8.8%
Beverages 0.1%
Diageo plc 45,706 1,565,806
Capital Markets 0.9%
3i Group plc 163,527 2,099,124
London Stock Exchange
Group plc 75,230 8,606,371
Man Group plc 758,708 1,127,306
11,832,801
Commercial Services & Supplies 0.2%
Rentokil Initial plc 334,548 2,302,444
Communications Equipment 0.1%
Spirent Communications plc 225,884 828,963
Distributors 0.1%
Inchcape plc 229,511 1,299,280
Diversified Telecommunication Services 0.2%
BT Group plc 2,248,623 2,857,588
Equity Real Estate Investment Trusts (REITs) 0.0%
†
Segro plc 51,300 616,682
Food Products 0.2%
Associated British Foods plc 91,480 2,203,648
Tate & Lyle plc 25,159 215,775
2,419,423
Hotels, Restaurants & Leisure 0.3%
Greggs plc * 20,436 308,562
GVC Holdings plc 336,754 4,238,582
4,547,144
Household Durables 0.5%
Barratt Developments plc 993,896 6,077,016
Household Products 0.3%
Reckitt Benckiser Group plc 47,074 4,589,395
Insurance 1.0%
Aviva plc 2,789,676 10,258,156
Legal & General Group plc 953,163 2,310,008
12,568,164

16 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Internet & Direct Marketing Retail 0.4%
boohoo Group plc * 1,017,400 4,909,182
Moneysupermarket.com
Group plc 233,367 799,968
5,709,150
Leisure Products 0.1%
Games Workshop Group plc 9,295 1,224,844
Machinery 0.2%
CNH Industrial NV * 296,792 2,306,549
Media 0.2%
ITV plc 2,692,318 2,336,019
Oil, Gas & Consumable Fuels 0.3%
BP plc, ADR 229,951 4,014,944
Personal Products 1.2%
Unilever NV 159,223 9,612,332
Unilever plc, ADR (a) 101,845 6,281,800
15,894,132
Pharmaceuticals 0.0%
†
AstraZeneca plc, ADR 4,812 263,698
Professional Services 1.3%
Experian plc 323,493 12,105,381
RELX plc 274,204 6,069,489
18,174,870
Semiconductors & Semiconductor Equipment 0.4%
Dialog Semiconductor plc * 109,645 4,768,562
Specialty Retail 0.1%
JD Sports Fashion plc 114,858 1,202,037
Tobacco 0.7%
Imperial Brands plc 488,220 8,605,780
116,005,291
UNITED STATES 0.0%
†
Trading Companies & Distributors 0.0%
†
Ferguson plc 4,029 405,383
Total Common Stocks
(cost $1,232,396,806) 1,301,182,779
Repurchase Agreements 3.4%
Principal
Amount ($)
Bank of America
NA, 0.08%, dated
9/30/2020, due
10/1/2020, repurchase
price $20,480,633,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 7/20/2049;
total market value
$20,890,199.(c) 20,480,587 20,480,587
Repurchase Agreements
Principal
Amount ($) Value ($)
BofA Securities, Inc.,
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$5,000,012, collateralized
by U.S. Government
Agency Securities,
3.50%, maturing
9/20/2050; total market
value $5,100,000.(c) 5,000,000 5,000,000
Cantor Fitzgerald &
Co., 0.08%, dated
9/30/2020, due
10/1/2020, repurchase
price $10,000,023,
collateralized by U.S.
Government Agency
Securities, ranging from
0.51% - 7.00%, maturing
11/1/2023 - 6/20/2067;
total market value
$10,200,000.(c) 10,000,000 10,000,000
CF Secured, LLC, 0.08%,
dated 9/30/2020, due
10/1/2020, repurchase
price $2,000,005,
collateralized by U.S.
Government Agency
Securities, ranging from
2.00% - 4.63%, maturing
7/1/2035 - 7/20/2069;
total market value
$2,040,005.(c) 2,000,000 2,000,000
NatWest Markets
Securities, Inc., 0.07%,
dated 9/29/2020, due
10/6/2020, repurchase
price $6,000,082,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 3.00%, maturing
7/15/2021 - 8/15/2048;
total market value
$6,120,018.(c) 6,000,000 6,000,000

NVIT GS International Equity Insights Fund - September 30, 2020 (Unaudited) - Statement of Investments - 17
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 0.14%,
dated 9/30/2020, due
10/1/2020, repurchase
price $2,000,008,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 9.00%, maturing
11/1/2020 - 8/20/2070;
total market value
$2,040,000.(c) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $45,480,587) 45,480,587
Total Investments
(cost $1,277,877,393)   — 102.1% 1,346,663,366
Liabilities in excess of other assets
— (2.1)% (27,618,969)
NET ASSETS — 100.0%
$ 1,319,044,397
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on
loan at September 30, 2020 was $63,129,215, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $45,480,587 and by
$18,557,046 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 10/8/2020 –
2/15/2050, a total value of $64,037,633.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at September 30, 2020
was $18,857,906 which represents 1.43% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2020 was
$45,480,587.
ADR American Depositary Receipt
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

18 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT GS International Equity Insights Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT GS International Equity Insights Fund - September 30, 2020 (Unaudited) - Statement of Investments - 19
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ – $ 31,375,198 $ – $ 31,375,198
Auto Components – 5,670,980 – 5,670,980
Automobiles – 62,339,589 – 62,339,589
Banks – 43,255,513 – 43,255,513
Beverages – 1,565,806 – 1,565,806
Biotechnology – 8,421,320 – 8,421,320
Building Products – 1,089,469 – 1,089,469
Capital Markets – 43,259,721 – 43,259,721
Chemicals – 18,156,869 – 18,156,869
Commercial Services & Supplies – 20,544,833 – 20,544,833
Communications Equipment – 828,963 – 828,963
Construction & Engineering – 3,990,500 – 3,990,500
Construction Materials – 873,621 – 873,621
Containers & Packaging – 730,518 – 730,518
Distributors – 1,825,706 – 1,825,706
Diversified Consumer Services – 4,888,831 – 4,888,831
Diversified Financial Services – 29,563,007 – 29,563,007
Diversified Telecommunication Services – 12,616,866 – 12,616,866
Electric Utilities 806,146 16,168,714 – 16,974,860
Electrical Equipment – 50,624,807 – 50,624,807
Electronic Equipment, Instruments &
Components – 18,823,887 – 18,823,887
Entertainment – 29,002,453 – 29,002,453
Equity Real Estate Investment Trusts
(REITs) – 14,527,241 – 14,527,241
Food & Staples Retailing – 30,625,983 – 30,625,983
Food Products – 58,640,694 – 58,640,694
Gas Utilities – 304,379 – 304,379
Health Care Equipment & Supplies – 15,988,291 – 15,988,291
Health Care Providers & Services – 9,868,288 – 9,868,288
Health Care Technology – 11,751,559 – 11,751,559
Hotels, Restaurants & Leisure – 10,982,893 – 10,982,893
Household Durables – 14,945,398 – 14,945,398
Household Products – 21,953,011 – 21,953,011
Independent Power and Renewable
Electricity Producers – 208,675 – 208,675
Industrial Conglomerates – 7,560,062 – 7,560,062
Insurance – 58,254,900 – 58,254,900
Interactive Media & Services – 21,068,495 – 21,068,495
Internet & Direct Marketing Retail – 6,690,287 – 6,690,287
IT Services – 50,844,504 – 50,844,504
Leisure Products – 15,110,430 – 15,110,430
Life Sciences Tools & Services – 45,618,773 – 45,618,773
Machinery 147,702 22,708,993 – 22,856,695
Media – 11,087,836 – 11,087,836
Metals & Mining 16,170,993 56,896,804 – 73,067,797
Multiline Retail – 20,894,365 – 20,894,365
Oil, Gas & Consumable Fuels 4,245,107 10,039,646 – 14,284,753
Personal Products 6,281,800 9,612,332 – 15,894,132
Pharmaceuticals 263,698 126,955,157 – 127,218,855
Professional Services – 53,841,606 – 53,841,606
Real Estate Management & Development – 10,255,484 – 10,255,484
Road & Rail – 1,867,655 – 1,867,655
Semiconductors & Semiconductor
Equipment – 53,988,473 – 53,988,473
Software – 8,185,677 – 8,185,677
Specialty Retail – 32,462,032 – 32,462,032

20 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT GS International Equity Insights Fund
Level 1 Level 2 Level 3 Total
Assets:
Textiles, Apparel & Luxury Goods $ – $ 1,286,266 $ – $ 1,286,266
Tobacco – 19,877,139 – 19,877,139
Trading Companies & Distributors – 18,220,126 – 18,220,126
Wireless Telecommunication Services – 14,526,708 – 14,526,708
Total Common Stocks $ 27,915,446 $ 1,273,267,333 $ – $ 1,301,182,779
Repurchase Agreements – 45,480,587 – 45,480,587
Total $ 27,915,446 $ 1,318,747,920 $ – $ 1,346,663,366
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT GS Large Cap Equity Insights Fund - September 30, 2020 (Unaudited) - Statement of Investments - 21
Common Stocks 99.1%
Shares Value ($)
Aerospace & Defense 0.3%
Huntington Ingalls Industries,
Inc. 4,087 575,246
Teledyne Technologies, Inc.* 19,958 6,191,171
6,766,417
Air Freight & Logistics 2.1%
FedEx Corp. 62,174 15,638,005
United Parcel Service, Inc.,
Class B 206,016 34,328,446
XPO Logistics, Inc.* 30,132 2,550,975
52,517,426
Auto Components 0.0%
†
Gentex Corp. 19,184 493,988
Automobiles 1.4%
General Motors Co. 121,062 3,582,224
Tesla, Inc.*(a) 59,168 25,383,664
Thor Industries, Inc. 67,654 6,444,720
35,410,608
Banks 2.4%
Bank of America Corp. 693,649 16,710,004
Citigroup, Inc. 471,439 20,323,735
FNB Corp. 39,412 267,213
JPMorgan Chase & Co. 3,687 354,948
Popular, Inc.(a) 77,060 2,794,966
Signature Bank 57,885 4,803,876
Wells Fargo & Co. 493,311 11,597,742
Western Alliance Bancorp 92,291 2,918,242
59,770,726
Beverages 1.5%
Constellation Brands, Inc.,
Class A 55,748 10,564,804
Monster Beverage Corp.* 344,277 27,611,015
38,175,819
Biotechnology 3.7%
AbbVie, Inc. 283,085 24,795,415
Alexion Pharmaceuticals, Inc.* 146,963 16,816,976
Biogen, Inc.* 61,500 17,446,320
Gilead Sciences, Inc. 38,608 2,439,639
Incyte Corp.* 4,421 396,741
Vertex Pharmaceuticals, Inc.* 113,201 30,804,256
92,699,347
Building Products 1.5%
Allegion plc 37,005 3,660,165
Lennox International, Inc. 20,945 5,709,816
Masco Corp. 471,853 26,013,256
Owens Corning 34,713 2,388,601
37,771,838
Capital Markets 3.0%
Bank of New York Mellon
Corp. (The) 65,172 2,238,007
CME Group, Inc.(a) 178,253 29,823,509
MarketAxess Holdings, Inc. 18,666 8,989,359
MSCI, Inc. 3,660 1,305,815
S&P Global, Inc. 89,642 32,324,905
74,681,595
Chemicals 3.3%
Axalta Coating Systems Ltd.* 896,546 19,876,425
Common Stocks
Shares Value ($)
Chemicals
CF Industries Holdings, Inc. 226,865 6,967,024
Corteva , Inc. 363,187 10,463,418
Linde plc 59,517 14,172,783
Mosaic Co. (The) 77,901 1,423,251
Sherwin-Williams Co. (The) 42,441 29,570,342
82,473,243
Communications Equipment 0.0%
†
Lumentum Holdings, Inc.* 8,254 620,123
Consumer Finance 0.9%
Synchrony Financial 825,256 21,596,950
Containers & Packaging 0.0%
†
Berry Global Group, Inc.* 11,932 576,554
Diversified Consumer Services 0.3%
frontdoor , Inc.*(a) 23,161 901,194
H&R Block, Inc. 145,483 2,369,918
ServiceMaster Global
Holdings, Inc.* 121,470 4,844,224
8,115,336
Diversified Financial Services 1.2%
Berkshire Hathaway, Inc.,
Class B* 36,622 7,798,289
Jefferies Financial Group, Inc. 64,166 1,154,988
Voya Financial, Inc.(a) 440,048 21,091,500
30,044,777
Diversified Telecommunication Services 0.3%
Liberty Global plc, Class C* 405,396 8,324,807
Electric Utilities 0.2%
Entergy Corp. 21,741 2,142,141
Evergy , Inc. 42,727 2,171,386
4,313,527
Electrical Equipment 0.4%
AMETEK, Inc. 88,870 8,833,678
Hubbell, Inc. 4,077 557,897
9,391,575
Electronic Equipment, Instruments & Components 0.5%
Arrow Electronics, Inc.* 63,944 5,029,835
Avnet, Inc. 11,058 285,739
Jabil, Inc.(a) 75,108 2,573,200
SYNNEX Corp. 38,899 5,448,194
13,336,968
Energy Equipment & Services 0.4%
Schlumberger NV 337,363 5,249,368
TechnipFMC plc 640,532 4,041,757
9,291,125
Entertainment 5.0%
Activision Blizzard, Inc. 233,344 18,889,197
Electronic Arts, Inc.* 78,350 10,217,623
Netflix, Inc.* 39,639 19,820,689
Spotify Technology SA* 63,858 15,490,035
Take-Two Interactive Software,
Inc.* 157,758 26,064,777
Walt Disney Co. (The) 82,694 10,260,672
Zynga, Inc., Class A*(a) 2,837,507 25,878,064
126,621,057

22 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT GS Large Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs) 5.8%
American Tower Corp. 58,181 14,064,093
Apartment Investment &
Management Co., Class A 88,391 2,980,544
Camden Property Trust 77,087 6,859,201
CoreSite Realty Corp. 68,617 8,157,189
CubeSmart 64,628 2,088,131
CyrusOne , Inc. 12,228 856,327
Duke Realty Corp. 13,940 514,386
Equity LifeStyle Properties,
Inc. 257,717 15,798,052
First Industrial Realty Trust,
Inc. 254,569 10,131,846
Invitation Homes, Inc. 889,825 24,906,202
Lamar Advertising Co., Class A 67,186 4,445,698
Mid-America Apartment
Communities, Inc. 31,356 3,635,728
Prologis, Inc. 100,762 10,138,672
SBA Communications Corp. 88,499 28,185,162
Sun Communities, Inc. 69,995 9,841,997
VEREIT, Inc. 613,562 3,988,153
146,591,381
Food & Staples Retailing 3.1%
Costco Wholesale Corp. 107,949 38,321,895
Walmart, Inc. 292,840 40,971,244
79,293,139
Food Products 0.0%
†
Tyson Foods, Inc., Class A 6,049 359,795
Health Care Equipment & Supplies 3.9%
ABIOMED, Inc.* 2,141 593,185
Cooper Cos., Inc. (The) 36,947 12,455,573
Edwards Lifesciences Corp.* 214,166 17,094,730
Hologic , Inc.* 257,472 17,114,164
Insulet Corp.*(a) 6,260 1,481,053
Medtronic plc 138,411 14,383,671
Quidel Corp.*(a) 11,199 2,456,837
STERIS plc(a) 42,400 7,470,456
West Pharmaceutical
Services, Inc. 95,893 26,360,986
99,410,655
Health Care Providers & Services 3.9%
Anthem, Inc. 117,431 31,540,792
Cigna Corp. 24,863 4,212,041
HCA Healthcare, Inc. 228,103 28,439,882
Humana, Inc. 28,105 11,632,378
McKesson Corp. 17,074 2,542,831
Universal Health Services,
Inc., Class B 194,174 20,780,502
99,148,426
Hotels, Restaurants & Leisure 2.0%
Chipotle Mexican Grill, Inc.* 22,156 27,555,639
Darden Restaurants, Inc. 15,474 1,558,851
Domino's Pizza, Inc. 44,213 18,802,905
Wendy's Co. (The) 75,246 1,677,609
49,595,004
Household Durables 1.1%
DR Horton, Inc. 194,036 14,674,943
Common Stocks
Shares Value ($)
Household Durables
PulteGroup, Inc. 258,269 11,955,272
26,630,215
Household Products 0.1%
Procter & Gamble Co. (The) 15,754 2,189,649
Independent Power and Renewable Electricity Producers
0.0%
†
Vistra Corp. 68,864 1,298,775
Insurance 2.7%
Allstate Corp. (The) 264,098 24,862,186
American Financial Group, Inc. 109,106 7,307,920
Aon plc, Class A(a) 34,264 7,068,663
Athene Holding Ltd., Class A* 135,845 4,629,598
Brighthouse Financial, Inc.* 109,776 2,954,072
Fidelity National Financial, Inc. 50,701 1,587,448
First American Financial Corp. 121,871 6,204,453
Globe Life, Inc. 54,456 4,351,034
Lincoln National Corp. 63,231 1,981,027
Old Republic International
Corp. 195,662 2,884,058
Primerica, Inc.(a) 29,045 3,286,151
67,116,610
Interactive Media & Services 6.1%
Alphabet, Inc., Class A* 57,177 83,798,611
Facebook, Inc., Class A*(a) 218,703 57,278,316
Pinterest, Inc., Class A* 304,761 12,650,629
153,727,556
Internet & Direct Marketing Retail 6.3%
Amazon.com, Inc.* 39,558 124,557,461
eBay, Inc. 466,809 24,320,749
Etsy, Inc.* 44,062 5,359,261
Wayfair, Inc., Class A* 18,441 5,366,516
159,603,987
IT Services 5.8%
Alliance Data Systems Corp. 50,754 2,130,653
Black Knight, Inc.*(a) 207,371 18,051,646
EPAM Systems, Inc.* 6,780 2,191,838
Euronet Worldwide, Inc.* 16,614 1,513,535
Fidelity National Information
Services, Inc. 148,193 21,815,492
FleetCor Technologies, Inc.* 9,265 2,205,997
Gartner, Inc.* 29,192 3,647,540
International Business
Machines Corp.(a) 188,126 22,889,290
PayPal Holdings, Inc.* 223,667 44,069,109
VeriSign, Inc.* 129,666 26,562,080
Visa, Inc., Class A(a) 11,813 2,362,246
147,439,426
Life Sciences Tools & Services 1.6%
IQVIA Holdings, Inc.* 37,242 5,870,456
Mettler -Toledo International,
Inc.* 18,634 17,995,786
PerkinElmer, Inc. 116,998 14,684,419
Thermo Fisher Scientific, Inc. 3,929 1,734,732
40,285,393
Machinery 0.1%
Dover Corp. 3,694 400,208

NVIT GS Large Cap Equity Insights Fund - September 30, 2020 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
Machinery
PACCAR, Inc. 14,522 1,238,436
Parker-Hannifin Corp. 2,644 534,987
2,173,631
Media 0.7%
Liberty Broadband Corp.,
Class C*(a) 101,853 14,551,738
Omnicom Group, Inc.(a) 67,416 3,337,092
17,888,830
Mortgage Real Estate Investment Trusts (REITs) 0.3%
Starwood Property Trust, Inc. 529,304 7,987,197
Multiline Retail 1.1%
Target Corp. 174,622 27,488,995
Multi-Utilities 0.4%
MDU Resources Group, Inc. 37,522 844,245
Public Service Enterprise
Group, Inc.(a) 153,531 8,430,387
9,274,632
Oil, Gas & Consumable Fuels 0.1%
Valero Energy Corp.(a) 58,790 2,546,783
Personal Products 0.2%
Herbalife Nutrition Ltd.* 106,268 4,957,402
Pharmaceuticals 2.5%
Jazz Pharmaceuticals plc* 14,372 2,049,304
Johnson & Johnson 135,674 20,199,145
Mylan NV* 419,293 6,218,115
Perrigo Co. plc 48,754 2,238,296
Zoetis, Inc. 192,668 31,861,507
62,566,367
Professional Services 0.5%
TransUnion 143,000 12,030,590
Road & Rail 1.5%
Old Dominion Freight Line, Inc. 143,721 26,002,003
Ryder System, Inc.(a) 6,985 295,047
Union Pacific Corp. 65,430 12,881,204
39,178,254
Semiconductors & Semiconductor Equipment 3.4%
Advanced Micro Devices, Inc.* 67,514 5,535,473
Analog Devices, Inc.(a) 57,448 6,706,480
Applied Materials, Inc. 136,441 8,111,417
KLA Corp. 3,427 663,947
Lam Research Corp.(a) 87,098 28,894,761
NVIDIA Corp. 2,228 1,205,838
Texas Instruments, Inc. 242,034 34,560,035
85,677,951
Software 9.7%
Adobe, Inc.* 89,994 44,135,757
Dropbox, Inc., Class A* 82,372 1,586,485
Microsoft Corp. 703,120 147,887,230
Oracle Corp. 141,161 8,427,312
salesforce.com, Inc.* 45,258 11,374,240
ServiceNow , Inc.* 8,576 4,159,360
Workday, Inc., Class A* 101,888 21,919,165
Zoom Video Communications,
Inc., Class A* 12,696 5,968,517
245,458,066
Common Stocks
Shares Value ($)
Specialty Retail 2.3%
Dick's Sporting Goods, Inc. 231,952 13,425,382
Home Depot, Inc. (The) 28,279 7,853,361
Lowe's Cos., Inc. 216,242 35,865,898
57,144,641
Technology Hardware, Storage & Peripherals 5.4%
Apple, Inc. 1,166,798 135,126,876
Western Digital Corp. 58,829 2,150,200
137,277,076
Textiles, Apparel & Luxury Goods 0.1%
NIKE, Inc., Class B 21,873 2,745,936
Total Common Stocks
(cost $2,190,363,188) 2,500,080,168
Repurchase Agreement 0.0%
†
Principal
Amount ($)
Bank of America NA,
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price $83,100,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 7/20/2049; total
market value $84,761.(b) 83,099 83,099
Total Repurchase Agreement
(cost $83,099) 83,099
Total Investments
(cost $2,190,446,287) — 99.1% 2,500,163,267
Other assets in excess of liabilities — 0.9% 21,500,876
NET ASSETS — 100.0%
$ 2,521,664,143

24 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT GS Large Cap Equity Insights Fund
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on
loan at September 30, 2020 was $145,952,145, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $83,099 and by
$148,641,796 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 10/15/2020 –
2/15/2050, a total value of $148,724,895.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2020 was $83,099.
REIT Real Estate Investment Trust
Futures contracts outstanding as of September 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 4 12/2020 USD 670,400 5,693
5,693
At September 30, 2020, the Fund had $52,800 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT GS Large Cap Equity Insights Fund - September 30, 2020 (Unaudited) - Statement of Investments - 25
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

26 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT GS Large Cap Equity Insights Fund
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2020:
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,500,080,168 $ – $ – $ 2,500,080,168
Futures Contracts 5,693 – – 5,693
Repurchase Agreement – 83,099 – 83,099
Total $ 2,500,085,861 $ 83,099 $ – $ 2,500,168,960
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 5,693
Total $ 5,693
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT GS Small Cap Equity Insights Fund - September 30, 2020 (Unaudited) - Statement of Investments - 27
Common Stocks 97.7%
Shares Value ($)
Aerospace & Defense 0.3%
Aerojet Rocketdyne Holdings,
Inc.* 2,688 107,224
AeroVironment , Inc.* 2,750 165,027
Astronics Corp.* 16,397 126,585
Maxar Technologies, Inc. 4,737 118,141
516,977
Air Freight & Logistics 0.7%
Echo Global Logistics, Inc.* 26,264 676,823
Hub Group, Inc., Class A* 11,681 586,328
1,263,151
Airlines 0.2%
SkyWest, Inc. 12,273 366,472
Auto Components 0.9%
American Axle &
Manufacturing Holdings,
Inc.* 40,916 236,085
Cooper Tire & Rubber Co. 1,702 53,953
Fox Factory Holding Corp.* 1,709 127,030
Goodyear Tire & Rubber Co.
(The) 51,764 397,030
Standard Motor Products, Inc. 10,283 459,136
Visteon Corp.* 5,266 364,513
1,637,747
Banks 6.5%
1st Source Corp. 11,990 369,772
Amalgamated Bank, Class A 10,336 109,355
Atlantic Capital Bancshares,
Inc.* 21,028 238,668
Bancorp, Inc. (The)* 58,084 501,846
Cadence Bancorp 74,117 636,665
Capital City Bank Group, Inc. 1,292 24,277
Cathay General Bancorp 32,426 702,996
Central Pacific Financial Corp. 35,390 480,242
Civista Bancshares, Inc.(a) 4,615 57,780
CVB Financial Corp. 64,439 1,071,621
First Bancorp/NC 14,502 303,527
First Bancorp/PR 114,084 595,518
First Business Financial
Services, Inc. 1,397 19,963
First Commonwealth Financial
Corp. 22,254 172,246
First Foundation, Inc. 19,728 257,845
First Internet Bancorp 5,153 75,904
First Mid Bancshares, Inc. 3,976 99,201
Hanmi Financial Corp. 16,915 138,872
Heartland Financial USA, Inc. 19,852 595,461
Hilltop Holdings, Inc. 53,717 1,105,496
Hope Bancorp, Inc. 25,080 190,232
Independent Bank Corp./MI 9,103 114,425
International Bancshares Corp. 37,741 983,530
Lakeland Bancorp, Inc. 9,238 91,918
Metropolitan Bank Holding
Corp.* 1,902 53,256
National Bank Holdings Corp.,
Class A 12,478 327,547
Northrim Bancorp, Inc. 2,209 56,307
Preferred Bank(a) 8,675 278,641
Common Stocks
Shares Value ($)
Banks
Republic Bancorp, Inc., Class
A 2,602 73,272
Sierra Bancorp 6,612 111,015
Simmons First National Corp.,
Class A 3,322 52,670
TriCo Bancshares 13,231 324,027
TriState Capital Holdings,
Inc.*(a) 25,612 339,103
Trustmark Corp. 11,120 238,079
Westamerica Bancorp(a) 15,665 851,393
11,642,670
Biotechnology 11.5%
Akebia Therapeutics, Inc.*(a) 23,625 59,299
Allakos , Inc.*(a) 1,603 130,564
Amicus Therapeutics, Inc.*(a) 24,206 341,789
Arcturus Therapeutics
Holdings, Inc.*(a) 2,615 112,183
Ardelyx , Inc.*(a) 33,202 174,310
Arena Pharmaceuticals, Inc.* 6,963 520,763
Arrowhead Pharmaceuticals,
Inc.*(a) 10,178 438,265
Atara Biotherapeutics , Inc.*(a) 26,509 343,557
Avid Bioservices , Inc.*(a) 4,711 35,898
Bioxcel Therapeutics, Inc.*(a) 4,550 197,288
Castle Biosciences, Inc.*(a) 7,661 394,158
Catalyst Pharmaceuticals,
Inc.*(a) 89,600 266,112
CEL-SCI Corp.*(a) 4,790 61,072
Centogene NV* 3,050 28,853
ChemoCentryx , Inc.* 6,278 344,034
Cortexyme , Inc.*(a) 2,172 108,600
CytomX Therapeutics, Inc.* 10,924 72,645
Denali Therapeutics, Inc.*(a) 1,629 58,367
Dicerna Pharmaceuticals, Inc.* 17,036 306,478
Dynavax Technologies
Corp.*(a) 33,207 143,454
Eagle Pharmaceuticals, Inc.* 6,644 282,237
Editas Medicine, Inc.*(a) 3,270 91,756
Eiger BioPharmaceuticals ,
Inc.*(a) 27,920 227,269
Emergent BioSolutions , Inc.* 12,930 1,336,057
Enanta Pharmaceuticals, Inc.* 7,938 363,402
Fate Therapeutics, Inc.*(a) 4,660 186,260
FibroGen , Inc.*(a) 11,920 490,150
G1 Therapeutics, Inc.*(a) 12,554 144,999
Halozyme Therapeutics, Inc.* 13,981 367,421
Inovio Pharmaceuticals,
Inc.*(a) 4,381 50,820
Insmed , Inc.* 4,838 155,493
Intellia Therapeutics, Inc.*(a) 21,892 435,213
Intercept Pharmaceuticals,
Inc.*(a) 3,635 150,707
Invitae Corp.* 1,741 75,472
Ironwood Pharmaceuticals,
Inc.*(a) 14,992 134,853
Kadmon Holdings, Inc.*(a) 89,209 349,699
Karyopharm Therapeutics,
Inc.*(a) 8,375 122,275
Kura Oncology, Inc.* 19,144 586,572

28 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Biotechnology
MacroGenics , Inc.*(a) 6,198 156,128
Mersana Therapeutics, Inc.*(a) 2,552 47,518
Minerva Neurosciences,
Inc.*(a) 33,330 105,989
Mirati Therapeutics, Inc.*(a) 5,457 906,135
Momenta Pharmaceuticals,
Inc.* 8,779 460,722
Mustang Bio, Inc.* 29,333 92,399
Myriad Genetics, Inc.*(a) 23,647 308,357
Natera , Inc.* 15,189 1,097,253
Novavax , Inc.*(a) 8,282 897,355
OPKO Health, Inc.*(a) 220,108 812,199
Protagonist Therapeutics,
Inc.*(a) 18,269 357,159
Prothena Corp. plc*(a) 11,787 117,752
Puma Biotechnology, Inc.*(a) 9,310 93,938
Radius Health, Inc.*(a) 2,131 24,166
REGENXBIO, Inc.* 7,066 194,456
Sangamo Therapeutics,
Inc.*(a) 20,578 194,462
Sorrento Therapeutics, Inc.*(a) 45,147 503,389
TG Therapeutics, Inc.*(a) 14,254 381,437
Turning Point Therapeutics,
Inc.* 3,115 272,126
Twist Bioscience Corp.*(a) 17,303 1,314,509
Ultragenyx Pharmaceutical,
Inc.*(a) 2,140 175,887
Vanda Pharmaceuticals, Inc.* 6,092 58,849
Veracyte , Inc.*(a) 13,875 450,799
Vericel Corp.*(a) 15,197 281,600
Viking Therapeutics, Inc.*(a) 29,307 170,567
Vir Biotechnology, Inc.*(a) 1,887 64,781
Xencor , Inc.*(a) 29,313 1,137,051
Y- mAbs Therapeutics, Inc.*(a) 7,425 285,046
20,650,373
Building Products 2.3%
Builders FirstSource , Inc.* 3,002 97,925
Gibraltar Industries, Inc.* 3,567 232,354
Griffon Corp.(a) 10,856 212,126
Masonite International Corp.* 4,549 447,622
Patrick Industries, Inc. 1,653 95,081
Quanex Building Products
Corp. 24,053 443,537
Simpson Manufacturing Co.,
Inc. 14,024 1,362,572
UFP Industries, Inc. 21,412 1,209,992
4,101,209
Capital Markets 1.0%
Cowen, Inc., Class A(a) 6,516 106,015
Donnelley Financial Solutions,
Inc.* 17,504 233,854
Federated Hermes, Inc., Class
B 7,526 161,884
Oppenheimer Holdings, Inc.,
Class A 10,311 230,142
PJT Partners, Inc., Class A 16,785 1,017,339
Pzena Investment
Management, Inc., Class A 4,087 21,906
Common Stocks
Shares Value ($)
Capital Markets
Westwood Holdings Group,
Inc. 2,488 27,716
1,798,856
Chemicals 2.5%
Avient Corp. 30,223 799,701
Balchem Corp. 3,774 368,456
Chase Corp. 2,067 197,192
Ferro Corp.*(a) 42,048 521,395
Ingevity Corp.* 19,468 962,498
Koppers Holdings, Inc.* 13,950 291,694
Kraton Corp.*(a) 9,038 161,057
Minerals Technologies, Inc. 21,033 1,074,786
Orion Engineered Carbons SA 7,994 100,005
Tronox Holdings plc, Class A 4,484 35,289
4,512,073
Commercial Services & Supplies 1.8%
BrightView Holdings, Inc.* 6,883 78,466
Ennis, Inc.(a) 11,416 199,095
HNI Corp. 20,149 632,276
KAR Auction Services, Inc. 47,150 678,960
Matthews International Corp.,
Class A 15,109 337,837
McGrath RentCorp 12,733 758,760
Steelcase, Inc., Class A 18,883 190,907
Team, Inc.*(a) 29,240 160,820
UniFirst Corp. 751 142,217
3,179,338
Communications Equipment 0.7%
Harmonic, Inc.* 56,318 314,255
NETGEAR, Inc.* 29,165 898,865
1,213,120
Construction & Engineering 0.2%
EMCOR Group, Inc. 1,841 124,654
Great Lakes Dredge & Dock
Corp.* 10,032 95,404
Primoris Services Corp. 3,392 61,192
Tutor Perini Corp.* 5,980 66,558
347,808
Construction Materials 0.7%
Forterra , Inc.* 9,119 107,787
Summit Materials, Inc., Class
A*(a) 68,497 1,132,940
1,240,727
Consumer Finance 1.1%
Curo Group Holdings Corp.(a) 3,898 27,481
Encore Capital Group, Inc.*(a) 2,481 95,742
Enova International, Inc.* 25,325 415,077
FirstCash , Inc. 8,070 461,684
Navient Corp. 112,773 952,932
1,952,916
Containers & Packaging 0.2%
Myers Industries, Inc.(a) 4,786 63,319
O-I Glass, Inc. 19,677 208,379
271,698

NVIT GS Small Cap Equity Insights Fund - September 30, 2020 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
Diversified Consumer Services 0.9%
American Public Education,
Inc.* 12,827 361,593
Collectors Universe, Inc. 10,758 532,413
K12, Inc.* 3,454 90,978
Perdoceo Education Corp.* 35,656 436,430
Strategic Education, Inc. 1,269 116,076
1,537,490
Diversified Financial Services 0.8%
Banco Latinoamericano de
Comercio Exterior SA, Class
E(a) 43,409 527,419
Cannae Holdings, Inc.* 23,092 860,408
1,387,827
Diversified Telecommunication Services 1.2%
Cogent Communications
Holdings, Inc. 13,733 824,667
Consolidated Communications
Holdings, Inc.*(a) 65,557 373,019
Iridium Communications, Inc.* 16,980 434,348
Ooma , Inc.*(a) 4,698 61,309
ORBCOMM, Inc.* 102,545 348,653
Vonage Holdings Corp.* 5,750 58,823
2,100,819
Electric Utilities 0.5%
Portland General Electric Co. 26,705 948,028
Electrical Equipment 0.8%
Atkore International Group,
Inc.* 17,007 386,569
Encore Wire Corp. 1,664 77,243
Powell Industries, Inc. 13,128 316,779
Sunrun , Inc.* 2,593 199,843
Vicor Corp.*(a) 6,991 543,410
1,523,844
Electronic Equipment, Instruments & Components 2.9%
Bel Fuse, Inc., Class B 8,517 90,962
Belden, Inc. 18,660 580,699
Benchmark Electronics, Inc. 13,756 277,183
CTS Corp. 8,954 197,257
Knowles Corp.* 57,433 855,752
Novanta , Inc.* 6,601 695,349
TTM Technologies, Inc.*(a) 94,119 1,073,898
Vishay Intertechnology , Inc. 68,129 1,060,768
Vishay Precision Group, Inc.* 15,279 386,864
5,218,732
Energy Equipment & Services 0.3%
Cactus, Inc., Class A 11,963 229,570
Matrix Service Co.* 23,117 193,027
Oil States International,
Inc.*(a) 17,971 49,061
SEACOR Holdings, Inc.* 2,168 63,045
534,703
Entertainment 0.4%
Gaia, Inc.* 8,338 81,963
Glu Mobile, Inc.* 94,193 722,931
804,894
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs) 7.0%
American Assets Trust, Inc. 21,598 520,296
CareTrust REIT, Inc. 59,028 1,050,403
City Office REIT, Inc. 50,759 381,708
Community Healthcare Trust,
Inc. 14,438 675,121
EastGroup Properties, Inc. 10,900 1,409,697
Four Corners Property Trust,
Inc. 41,561 1,063,546
Gladstone Commercial Corp. 5,375 90,569
Independence Realty Trust,
Inc. 56,975 660,340
Industrial Logistics Properties
Trust 25,358 554,579
Lexington Realty Trust 75,240 786,258
Monmouth Real Estate
Investment Corp. 3,722 51,550
National Storage Affiliates
Trust 32,215 1,053,752
NexPoint Residential Trust,
Inc. 25,474 1,129,772
PotlatchDeltic Corp. 28,741 1,209,996
Retail Opportunity Investments
Corp. 11,566 120,460
Retail Value, Inc. 20,470 257,308
Sabra Health Care REIT, Inc. 83,815 1,155,390
Terreno Realty Corp. 2,212 121,129
Universal Health Realty
Income Trust 4,124 235,027
Urban Edge Properties 5,285 51,370
12,578,271
Food & Staples Retailing 1.5%
Andersons, Inc. (The) 16,159 309,768
BJ's Wholesale Club Holdings,
Inc.*(a) 37,071 1,540,300
Ingles Markets, Inc., Class
A(a) 14,537 552,988
Natural Grocers by Vitamin
Cottage, Inc.(a) 14,304 141,037
SpartanNash Co. 2,520 41,202
Weis Markets, Inc. 3,819 183,312
2,768,607
Food Products 1.4%
Darling Ingredients, Inc.* 41,358 1,490,129
J & J Snack Foods Corp. 1,827 238,223
John B Sanfilippo & Son, Inc. 6,817 513,865
Seneca Foods Corp., Class
A*(a) 5,454 194,871
2,437,088
Gas Utilities 0.4%
Northwest Natural Holding Co. 6,507 295,353
Southwest Gas Holdings, Inc. 7,157 451,607
Spire, Inc. 948 50,433
797,393
Health Care Equipment & Supplies 2.0%
Antares Pharma, Inc.*(a) 33,136 89,467
GenMark Diagnostics, Inc.*(a) 20,863 296,255
Inogen , Inc.*(a) 3,338 96,802
Integer Holdings Corp.* 18,250 1,076,932

30 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Invacare Corp.(a) 20,365 153,145
iRhythm Technologies, Inc.*(a) 252 60,004
Meridian Bioscience, Inc.* 9,317 158,203
Merit Medical Systems, Inc.* 4,243 184,570
Natus Medical, Inc.* 27,992 479,503
Neogen Corp.* 2,544 199,068
Shockwave Medical, Inc.*(a) 5,755 436,229
Surmodics , Inc.* 7,991 310,930
Utah Medical Products, Inc. 919 73,400
3,614,508
Health Care Providers & Services 2.0%
Brookdale Senior Living, Inc.* 21,565 54,775
Community Health Systems,
Inc.* 26,026 109,830
Covetrus , Inc.* 5,439 132,712
Cross Country Healthcare,
Inc.* 10,260 66,587
Hanger, Inc.* 4,576 72,392
LHC Group, Inc.* 497 105,642
National HealthCare Corp. 5,288 329,495
National Research Corp. 3,301 162,442
Option Care Health, Inc.*(a) 10,382 138,807
Owens & Minor, Inc. 3,568 89,593
Select Medical Holdings Corp.* 55,081 1,146,786
Tenet Healthcare Corp.* 40,403 990,278
US Physical Therapy, Inc.(a) 1,494 129,799
3,529,138
Health Care Technology 0.6%
Inovalon Holdings, Inc., Class
A* 8,183 216,440
NextGen Healthcare, Inc.* 2,678 34,118
Schrodinger, Inc.*(a) 7,656 363,737
Simulations Plus, Inc.(a) 5,433 409,431
1,023,726
Hotels, Restaurants & Leisure 4.8%
Bloomin ' Brands, Inc. 16,395 250,352
Caesars Entertainment, Inc.* 5,498 308,218
Carrols Restaurant Group,
Inc.* 6,545 42,215
Chuy's Holdings, Inc.*(a) 2,321 45,445
Del Taco Restaurants, Inc.* 4,123 33,809
Denny's Corp.* 5,059 50,590
Dine Brands Global, Inc.(a) 9,441 515,384
El Pollo Loco Holdings, Inc.*(a) 28,981 469,492
Everi Holdings, Inc.*(a) 30,714 253,391
Fiesta Restaurant Group,
Inc.*(a) 20,943 196,236
International Game
Technology plc(a) 56,828 632,496
Jack in the Box, Inc. 2,514 199,385
Noodles & Co.* 3,700 25,419
Papa John's International, Inc. 8,190 673,873
Penn National Gaming,
Inc.*(a) 15,543 1,129,976
Red Rock Resorts, Inc., Class
A 69,222 1,183,696
Scientific Games Corp.* 5,935 207,191
Texas Roadhouse, Inc. 15,755 957,746
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Twin River Worldwide
Holdings, Inc. 1,632 42,873
Wingstop , Inc.(a) 9,926 1,356,388
8,574,175
Household Durables 2.3%
Century Communities, Inc.* 3,939 166,738
KB Home 8,475 325,355
M/I Homes, Inc.* 20,811 958,346
MDC Holdings, Inc. 10,503 494,691
Meritage Homes Corp.* 2,722 300,482
Purple Innovation, Inc.*(a) 6,248 155,325
Taylor Morrison Home Corp.* 16,774 412,473
TRI Pointe Group, Inc.* 62,905 1,141,097
Universal Electronics, Inc.* 5,747 216,892
4,171,399
Household Products 0.2%
Central Garden & Pet Co.,
Class A* 8,933 322,839
Insurance 3.2%
American Equity Investment
Life Holding Co. 49,505 1,088,615
AMERISAFE, Inc. 7,997 458,708
Argo Group International
Holdings Ltd. 8,575 295,237
BRP Group, Inc., Class A* 743 18,508
Enstar Group Ltd.* 226 36,499
Genworth Financial, Inc.,
Class A* 109,612 367,200
Goosehead Insurance, Inc.,
Class A(a) 8,422 729,261
HCI Group, Inc.(a) 1,072 52,839
Kinsale Capital Group, Inc. 2,353 447,494
National Western Life Group,
Inc., Class A 142 25,953
State Auto Financial Corp. 3,647 50,183
Stewart Information Services
Corp. 28,347 1,239,614
Trupanion , Inc.*(a) 12,280 968,892
5,779,003
Interactive Media & Services 0.8%
Cargurus , Inc.* 3,037 65,690
Cars.com, Inc.*(a) 64,922 524,570
EverQuote , Inc., Class A*(a) 4,170 161,129
QuinStreet , Inc.*(a) 45,142 715,049
1,466,438
Internet & Direct Marketing Retail 0.8%
Magnite , Inc.*(a) 39,544 274,633
Stamps.com, Inc.* 4,529 1,091,263
1,365,896
IT Services 1.9%
Brightcove , Inc.* 45,045 461,261
Conduent , Inc.* 64,874 206,299
Hackett Group, Inc. (The) 9,031 100,967
Perficient , Inc.* 19,762 844,628
Perspecta , Inc. 53,660 1,043,687
Sykes Enterprises, Inc.* 16,169 553,141

NVIT GS Small Cap Equity Insights Fund - September 30, 2020 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
IT Services
TTEC Holdings, Inc. 3,897 212,581
3,422,564
Leisure Products 1.3%
Nautilus, Inc.*(a) 12,920 221,707
Smith & Wesson Brands, Inc. 9,750 151,320
Sturm Ruger & Co., Inc. 10,410 636,676
Vista Outdoor, Inc.* 20,225 408,140
YETI Holdings, Inc.*(a) 18,366 832,347
2,250,190
Machinery 2.4%
Albany International Corp.,
Class A 10,023 496,239
Barnes Group, Inc. 2,912 104,075
Columbus McKinnon Corp. 10,402 344,306
Federal Signal Corp. 8,211 240,172
Franklin Electric Co., Inc. 9,114 536,177
Miller Industries, Inc. 3,844 117,511
Mueller Industries, Inc. 14,467 391,477
Navistar International Corp.* 2,772 120,693
RBC Bearings, Inc.* 6,120 741,805
Rexnord Corp. 39,336 1,173,786
4,266,241
Marine 0.1%
Costamare , Inc. 18,266 110,875
Media 0.8%
Cardlytics, Inc.*(a) 1,484 104,726
Gray Television, Inc.* 37,364 514,502
MSG Networks, Inc., Class
A*(a) 4,992 47,774
TechTarget , Inc.*(a) 17,203 756,244
WideOpenWest , Inc.*(a) 19,560 101,516
1,524,762
Metals & Mining 1.4%
Alcoa Corp.* 89,783 1,044,176
Coeur Mining, Inc.* 30,169 222,647
Haynes International, Inc. 6,563 112,162
Hecla Mining Co. 93,875 476,885
Kaiser Aluminum Corp. 3,446 184,671
Novagold Resources, Inc.* 23,764 282,554
Olympic Steel, Inc. 5,095 57,879
Ryerson Holding Corp.* 16,047 91,950
2,472,924
Mortgage Real Estate Investment Trusts (REITs) 0.8%
Anworth Mortgage Asset Corp. 28,573 46,860
ARMOUR Residential REIT,
Inc. 6,897 65,590
Capstead Mortgage Corp. 18,114 101,801
Ladder Capital Corp. 35,436 252,304
PennyMac Mortgage
Investment Trust 58,526 940,513
TPG RE Finance Trust, Inc. 7,938 67,155
1,474,223
Multiline Retail 0.6%
Big Lots, Inc.(a) 22,743 1,014,338
Multi-Utilities 0.7%
Black Hills Corp. 1,891 101,150
Common Stocks
Shares Value ($)
Multi-Utilities
NorthWestern Corp. 23,297 1,133,166
1,234,316
Oil, Gas & Consumable Fuels 1.5%
Ardmore Shipping Corp. 45,459 161,834
Clean Energy Fuels Corp.*(a) 83,026 205,904
DHT Holdings, Inc. 66,632 343,821
Diamond S Shipping, Inc.* 4,455 30,606
Dorian LPG Ltd.* 4,515 36,165
Green Plains, Inc.*(a) 38,100 589,788
Renewable Energy Group,
Inc.*(a) 16,595 886,505
World Fuel Services Corp. 20,803 440,816
2,695,439
Paper & Forest Products 1.6%
Boise Cascade Co. 26,931 1,075,086
Clearwater Paper Corp.*(a) 4,144 157,223
Louisiana-Pacific Corp. 42,365 1,250,191
P H Glatfelter Co. 33,885 466,596
2,949,096
Personal Products 0.1%
elf Beauty, Inc.*(a) 4,678 85,935
USANA Health Sciences, Inc.* 1,648 121,375
207,310
Pharmaceuticals 2.4%
Amneal Pharmaceuticals,
Inc.*(a) 30,725 119,213
Amphastar Pharmaceuticals,
Inc.*(a) 35,132 658,725
ANI Pharmaceuticals, Inc.*(a) 12,361 348,704
Axsome Therapeutics, Inc.*(a) 8,321 592,871
BioDelivery Sciences
International, Inc.*(a) 64,269 239,723
Corcept Therapeutics, Inc.*(a) 11,796 205,309
Endo International plc*(a) 20,082 66,271
Innoviva , Inc.*(a) 51,636 539,596
Intersect ENT, Inc.* 4,877 79,544
Lannett Co., Inc.* 3,918 23,939
Odonate Therapeutics, Inc.*(a) 2,954 39,672
Phibro Animal Health Corp.,
Class A 17,777 309,320
Prestige Consumer
Healthcare, Inc.* 28,735 1,046,529
4,269,416
Professional Services 0.2%
Huron Consulting Group, Inc.* 5,781 227,367
Insperity , Inc. 1,758 115,131
342,498
Real Estate Management & Development 0.5%
Redfin Corp.* 18,009 899,189
Road & Rail 1.2%
Marten Transport Ltd. 59,725 974,712
Werner Enterprises, Inc. 27,338 1,147,923
2,122,635
Semiconductors & Semiconductor Equipment 2.0%
Ambarella , Inc.* 9,828 512,825
Amkor Technology, Inc.*(a) 41,545 465,304

32 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Axcelis Technologies, Inc.*(a) 22,856 502,832
Cohu , Inc. 1,382 23,743
MACOM Technology Solutions
Holdings, Inc.* 15,823 538,140
MaxLinear , Inc.* 1,148 26,679
NeoPhotonics Corp.*(a) 50,583 308,050
Photronics , Inc.* 15,688 156,252
Power Integrations, Inc. 6,340 351,236
Rambus, Inc.* 36,266 496,482
SiTime Corp.*(a) 784 65,880
Ultra Clean Holdings, Inc.* 7,610 163,311
3,610,734
Software 4.3%
ACI Worldwide, Inc.* 15,377 401,801
Avaya Holdings Corp.*(a) 7,586 115,307
Box, Inc., Class A* 67,652 1,174,439
ChannelAdvisor Corp.* 35,182 509,084
Cloudera, Inc.*(a) 79,968 870,851
Domo, Inc., Class B*(a) 13,948 534,627
J2 Global, Inc.*(a) 16,342 1,131,193
MicroStrategy , Inc., Class
A*(a) 3,282 494,138
Progress Software Corp. 3,819 140,081
SVMK, Inc.* 50,867 1,124,669
Telenav , Inc.* 54,092 194,731
Tenable Holdings, Inc.* 8,625 325,594
Varonis Systems, Inc.* 1,743 201,177
Verint Systems, Inc.* 6,265 301,848
Zuora , Inc., Class A*(a) 25,397 262,605
7,782,145
Specialty Retail 3.7%
Abercrombie & Fitch Co.,
Class A(a) 56,137 781,988
Asbury Automotive Group,
Inc.* 7,521 732,921
At Home Group, Inc.*(a) 14,521 215,782
Camping World Holdings, Inc.,
Class A 19,448 578,578
Haverty Furniture Cos., Inc. 2,986 62,527
Hibbett Sports, Inc.* 4,046 158,684
Lithia Motors, Inc., Class A 5,892 1,343,023
MarineMax , Inc.* 26,435 678,586
Rent-A-Center, Inc. 4,520 135,103
Restoration Hardware
Holdings, Inc.*(a) 1,730 661,933
Sonic Automotive, Inc., Class
A(a) 3,150 126,504
Sportsman's Warehouse
Holdings, Inc.*(a) 67,854 970,991
Zumiez , Inc.* 5,723 159,214
6,605,834
Textiles, Apparel & Luxury Goods 0.9%
Deckers Outdoor Corp.* 3,129 688,411
G-III Apparel Group Ltd.*(a) 22,491 294,857
Wolverine World Wide, Inc. 27,731 716,569
1,699,837
Thrifts & Mortgage Finance 1.7%
Meridian Bancorp, Inc. 20,613 213,344
Common Stocks
Shares Value ($)
Thrifts & Mortgage Finance
Mr. Cooper Group, Inc.* 15,943 355,848
PennyMac Financial Services,
Inc.(a) 23,908 1,389,533
Radian Group, Inc. 7,709 112,628
Walker & Dunlop, Inc. 11,828 626,884
Washington Federal, Inc. 16,896 352,451
3,050,688
Tobacco 0.1%
Vector Group Ltd.(a) 18,900 183,141
Trading Companies & Distributors 2.1%
Beacon Roofing Supply, Inc.* 4,332 134,595
Foundation Building Materials,
Inc.*(a) 24,579 386,382
GMS, Inc.* 11,267 271,535
H&E Equipment Services, Inc. 44,925 883,225
MRC Global, Inc.* 78,349 335,334
Rush Enterprises, Inc., Class A 21,953 1,109,505
SiteOne Landscape Supply,
Inc.* 3,073 374,752
Triton International Ltd. 4,549 185,008
Willis Lease Finance Corp.* 1,416 26,125
3,706,461
Total Common Stocks
(cost $183,013,276) 175,074,809
Repurchase Agreements 8.5%
Principal
Amount ($)
Bank of America NA,
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$5,190,478, collateralized
by U.S. Government
Agency Securities, 3.00%,
maturing 7/20/2049; total
market value $5,294,275.
(b) 5,190,466 5,190,466
CF Secured, LLC,
0.08%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$4,000,009, collateralized
by U.S. Government
Agency Securities,
ranging from 2.00% -
4.63%, maturing 7/1/2035
- 7/20/2069; total market
value $4,080,009.(b) 4,000,000 4,000,000

NVIT GS Small Cap Equity Insights Fund - September 30, 2020 (Unaudited) - Statement of Investments - 33
Repurchase Agreements
Principal
Amount ($) Value ($)
NatWest Markets Securities,
Inc.,
0.07%, dated 9/29/2020,
due 10/6/2020,
repurchase price
$4,000,055, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.13%
- 3.00%, maturing
7/15/2021 - 8/15/2048;
total market value
$4,080,012.(b) 4,000,000 4,000,000
Pershing LLC,
0.14%, dated 9/30/2020,
due 10/1/2020,
repurchase price
$2,000,008, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 9.00%, maturing
11/1/2020 - 8/20/2070;
total market value
$2,040,000.(b) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $15,190,466) 15,190,466
Total Investments
(cost $198,203,742) — 106.2% 190,265,275
Liabilities in excess of other assets — (6.2)% (11,177,908)
NET ASSETS — 100.0%
$ 179,087,367
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at
September 30, 2020. The total value of securities on
loan at September 30, 2020 was $29,624,353, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $15,190,466 and by
$15,283,092 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 8.00%, and maturity dates ranging from 10/8/2020 –
2/15/2050, a total value of $30,473,558.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2020 was
$15,190,466.
REIT Real Estate Investment Trust
Futures contracts outstanding as of September 30, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 39 12/2020 USD 2,933,580 29,178
29,178
At September 30, 2020, the Fund had $248,820 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

34 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

NVIT GS Small Cap Equity Insights Fund - September 30, 2020 (Unaudited) - Statement of Investments - 35
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2020:
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 175,074,809 $ – $ – $ 175,074,809
Futures Contracts 29,178 – – 29,178
Repurchase Agreements – 15,190,466 – 15,190,466
Total $ 175,103,987 $ 15,190,466 $ – $ 190,294,453
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 29,178
Total $ 29,178
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

36 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Common Stocks 97.9%
Shares Value ($)
Aerospace & Defense 1.1%
Howmet Aerospace, Inc. 208,383 3,484,164
Textron, Inc. 146,062 5,271,377
8,755,541
Air Freight & Logistics 2.5%
CH Robinson Worldwide, Inc. 107,261 10,961,002
Expeditors International of
Washington, Inc. 102,033 9,236,027
20,197,029
Auto Components 0.2%
Autoliv , Inc. 23,624 1,721,717
Automobiles 2.3%
Ford Motor Co. 1,617,397 10,771,864
General Motors Co. 276,676 8,186,843
18,958,707
Banks 0.2%
SVB Financial Group* 6,588 1,585,205
Beverages 0.6%
Molson Coors Beverage Co.,
Class B 138,714 4,655,242
Biotechnology 3.9%
AbbVie, Inc. 34,340 3,007,841
Alexion Pharmaceuticals, Inc.* 11,401 1,304,616
BioMarin Pharmaceutical, Inc.* 22,841 1,737,743
Bluebird Bio, Inc.* 34,153 1,842,554
FibroGen , Inc.* 7,142 293,679
Gilead Sciences, Inc. 202,842 12,817,586
Incyte Corp.* 67,721 6,077,283
Sage Therapeutics, Inc.* 28,337 1,731,958
United Therapeutics Corp.* 31,439 3,175,339
31,988,599
Capital Markets 4.4%
Bank of New York Mellon
Corp. (The) 83,369 2,862,891
Charles Schwab Corp. (The) 97,116 3,518,513
Interactive Brokers Group,
Inc., Class A 53,902 2,605,084
Intercontinental Exchange, Inc. 152,738 15,281,437
Northern Trust Corp. 30,102 2,347,053
Raymond James Financial,
Inc. 25,595 1,862,292
State Street Corp. 122,923 7,293,021
35,770,291
Chemicals 3.4%
Ashland Global Holdings, Inc. 19,218 1,362,941
Celanese Corp. 41,616 4,471,639
Corteva , Inc. 232,517 6,698,815
Dow, Inc. 165,245 7,774,777
Element Solutions, Inc.* 37,027 389,154
FMC Corp. 58,100 6,153,371
W R Grace & Co. 24,100 970,989
27,821,686
Commercial Services & Supplies 0.3%
Clean Harbors, Inc.* 41,493 2,324,853
Communications Equipment 1.4%
Arista Networks, Inc.* 8,896 1,840,849
Common Stocks
Shares Value ($)
Communications Equipment
CommScope Holding Co.,
Inc.* 305,590 2,750,310
Juniper Networks, Inc. 320,300 6,886,450
11,477,609
Consumer Finance 1.7%
Capital One Financial Corp. 138,765 9,971,653
Synchrony Financial 156,638 4,099,216
14,070,869
Diversified Consumer Services 0.8%
frontdoor , Inc.* 7,346 285,833
Graham Holdings Co., Class B 6,055 2,446,886
H&R Block, Inc. 243,776 3,971,111
6,703,830
Electric Utilities 1.7%
Hawaiian Electric Industries,
Inc. 83,627 2,779,762
NRG Energy, Inc. 153,600 4,721,664
Pinnacle West Capital Corp. 88,975 6,633,086
14,134,512
Electrical Equipment 0.2%
Acuity Brands, Inc. 19,824 2,028,986
Electronic Equipment, Instruments & Components 0.8%
Arrow Electronics, Inc.* 38,428 3,022,746
Avnet, Inc. 140,631 3,633,905
6,656,651
Energy Equipment & Services 0.6%
TechnipFMC plc 753,660 4,755,595
Entertainment 1.7%
Electronic Arts, Inc.* 23,307 3,039,466
Madison Square Garden
Entertainment Corp.* 1,252 85,750
Madison Square Garden
Sports Corp., Class A* 20,440 3,075,811
Take-Two Interactive Software,
Inc.* 48,600 8,029,692
14,230,719
Equity Real Estate Investment Trusts (REITs) 1.2%
Equity LifeStyle Properties,
Inc. 30,691 1,881,358
Gaming and Leisure
Properties, Inc. 172,286 6,362,522
Invitation Homes, Inc. 31,069 869,621
SBA Communications Corp. 922 293,639
Spirit Realty Capital, Inc. 21,463 724,376
10,131,516
Food & Staples Retailing 1.0%
Kroger Co. (The) 233,083 7,903,845
Food Products 3.4%
Archer-Daniels-Midland Co. 274,800 12,775,452
Hershey Co. (The) 64,616 9,262,057
Ingredion, Inc. 53,878 4,077,487
Pilgrim's Pride Corp.* 70,240 1,051,142
Post Holdings, Inc.* 12,662 1,088,932
28,255,070

NVIT U.S. 130/30 Equity Fund - September 30, 2020 (Unaudited) - Statement of Investments - 37
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies 0.8%
ABIOMED, Inc.* 10,940 3,031,036
Envista Holdings Corp.* 52,293 1,290,591
ICU Medical, Inc.* 11,613 2,122,392
6,444,019
Health Care Providers & Services 7.2%
AmerisourceBergen Corp. 92,800 8,994,176
Anthem, Inc. 56,356 15,136,658
Cardinal Health, Inc. 145,800 6,845,310
Humana, Inc. 39,743 16,449,230
McKesson Corp. 78,328 11,665,389
59,090,763
Hotels, Restaurants & Leisure 4.8%
Domino's Pizza, Inc. 23,700 10,079,136
Hilton Worldwide Holdings,
Inc. 106,400 9,078,048
Marriott Vacations Worldwide
Corp. 12,781 1,160,643
Starbucks Corp. 204,100 17,536,272
Wingstop , Inc. 12,520 1,710,858
39,564,957
Household Products 0.1%
Kimberly-Clark Corp. 1,200 177,192
Spectrum Brands Holdings,
Inc. 17,306 989,211
1,166,403
Insurance 4.3%
Alleghany Corp. 9,179 4,777,211
Allstate Corp. (The) 134,706 12,681,223
Assurant, Inc. 45,978 5,577,591
Brighthouse Financial, Inc.* 64,639 1,739,435
Everest Re Group Ltd. 13,843 2,734,546
MetLife, Inc. 9,799 364,229
Reinsurance Group of
America, Inc. 57,930 5,514,357
Travelers Cos., Inc. (The) 5,168 559,126
Unum Group 101,824 1,713,698
35,661,416
Interactive Media & Services 4.9%
Alphabet, Inc., Class C* 26,255 38,584,348
Facebook, Inc., Class A* 4,845 1,268,905
39,853,253
Internet & Direct Marketing Retail 4.7%
Amazon.com, Inc.* 12,219 38,474,332
IT Services 3.0%
Alliance Data Systems Corp. 32,937 1,382,695
DXC Technology Co. 248,752 4,440,223
GoDaddy , Inc., Class A* 94,659 7,191,244
VeriSign, Inc.* 55,457 11,360,367
24,374,529
Machinery 0.4%
AGCO Corp. 49,412 3,669,829
Media 1.3%
Altice USA, Inc., Class A* 141,624 3,682,224
Cable One, Inc. 376 708,922
Charter Communications, Inc.,
Class A* 7,170 4,476,518
Common Stocks
Shares Value ($)
Media
Liberty Media Corp-Liberty
SiriusXM , Class A* 53,820 1,785,209
10,652,873
Oil, Gas & Consumable Fuels 3.4%
Apache Corp. 206,113 1,951,890
Continental Resources, Inc. 97,651 1,199,154
EOG Resources, Inc. 184,680 6,637,399
HollyFrontier Corp. 56,800 1,119,528
Marathon Oil Corp. 650,776 2,661,674
Occidental Petroleum Corp. 427,000 4,274,270
Pioneer Natural Resources
Co. 95,810 8,238,702
Targa Resources Corp. 130,561 1,831,771
27,914,388
Pharmaceuticals 0.8%
Mylan NV* 428,548 6,355,367
Professional Services 0.2%
TriNet Group, Inc.* 22,612 1,341,344
Real Estate Management & Development 1.2%
CBRE Group, Inc., Class A* 201,980 9,487,001
Road & Rail 1.1%
Landstar System, Inc. 24,925 3,127,838
Old Dominion Freight Line, Inc. 31,312 5,664,967
8,792,805
Semiconductors & Semiconductor Equipment 2.4%
Cirrus Logic, Inc.* 13,070 881,571
Micron Technology, Inc.* 121,806 5,720,010
QUALCOMM, Inc. 114,290 13,449,647
20,051,228
Software 10.4%
Ceridian HCM Holding, Inc.* 2,744 226,792
Citrix Systems, Inc. 76,485 10,532,749
Dropbox, Inc., Class A* 108,668 2,092,946
Fortinet, Inc.* 80,100 9,436,581
Microsoft Corp. 279,142 58,711,937
New Relic, Inc.* 46,181 2,602,761
Nutanix , Inc., Class A* 14,305 317,285
Teradata Corp.* 83,422 1,893,679
85,814,730
Specialty Retail 3.6%
AutoZone, Inc.* 10,071 11,860,012
Best Buy Co., Inc. 82,096 9,136,464
Lowe's Cos., Inc. 52,346 8,682,108
29,678,584
Technology Hardware, Storage & Peripherals 9.9%
Apple, Inc. 323,040 37,411,262
Dell Technologies, Inc., Class
C* 81,393 5,509,492
Hewlett Packard Enterprise
Co. 851,271 7,976,409
HP, Inc. 379,347 7,203,800
NCR Corp.* 16,943 375,118
NetApp, Inc. 135,463 5,938,698
Pure Storage, Inc., Class A* 37,525 577,510
Seagate Technology plc 107,909 5,316,677
Western Digital Corp. 233,266 8,525,872

38 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Xerox Holdings Corp. 148,092 2,779,687
81,614,525
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Total Investments
(cost $727,120,095) — 97.9% 804,130,418
Other assets in excess of liabilities — 2.1% 16,887,432
NET ASSETS — 100.0%
$ 821,017,850
* Denotes a non-income producing security.
REIT Real Estate Investment Trust
OTC Total return swap contracts outstanding as of September 30, 2020 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
AGCO Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 42,807 58,646 58,646
AGNC Investment
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 326,085 78,261 78,261
Alteryx, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 23,500 3,290 3,290
Ameriprise
Financial, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 54,597 143,590 143,590
Annaly Capital
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 698,923 69,893 69,893
Antero Midstream
Corp.
Increases in total
return of reference
entity
OBFR - 1.93% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 98,522 12,808 12,808
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2021 87,332 130,114 130,114
Apple, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 5,917 5,029 5,029
Arena
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 21,377 22,232 22,232
Ares Management
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 42,548 3,829 3,829
Arista Networks,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 14,740 27,711 27,711
Arrowhead
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 11,320 7,018 7,018
Aspen
Technology, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2021 5,816 1,767 1,767

NVIT U.S. 130/30 Equity Fund - September 30, 2020 (Unaudited) - Statement of Investments - 39
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Assurant, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 13,579 16,431 16,431
Bank of New
York Mellon Corp.
(The)
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 241,400 12,070 12,070
Cable One, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 3,357 412,072 412,072
Capital One
Financial Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 9,263 4,909 4,909
Carlyle Group,
Inc. (The)
Increases in total
return of reference
entity
OBFR - 0.25%
to 1.59% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 145,686 10,198 10,198
Carnival Corp. Increases in total
return of reference
entity
OBFR - 0.46%
to 0.47% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 193,101 25,103 25,103
Cigna Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 26,080 133,530 133,530
Cirrus Logic, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 40,171 100,427 100,427
CommScope
Holding Co., Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 204,816 67,589 67,589
Copart , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 15,840 15,840 15,840
Dell Technologies,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2021 11,784 4,478 4,478
Element
Solutions, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2021 136,595 12,294 12,294
Emergent
BioSolutions , Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 32,677 10,130 10,130
Envestnet , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 34,789 53,575 53,575
Facebook, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 1,898 9,642 9,642
Fidelity National
Information
Services, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 29,227 21,043 21,043

40 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Fiserv, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 44,609 45,501 45,501
FMC Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 1,500 45 45
Fox Factory
Holding Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 16,198 23,811 23,811
Gap, Inc. (The) Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 219,449 37,306 37,306
General Motors
Co.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 215,193 32,279 32,279
Gilead Sciences,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 27,701 9,418 9,418
Global Payments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 25,827 25,310 25,310
H&R Block, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 131,138 97,042 97,042
Hanesbrands, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 166,409 6,656 6,656
Hershey Co. (The) 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 11,254 32,974 32,974
Hexcel Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 51,557 41,246 41,246
HP, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 262,184 80,281 80,281
IHS Markit Ltd. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 58,075 90,017 90,017
II-VI, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 56,277 36,580 36,580
Ingersoll Rand,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 80,323 36,145 36,145
Invitae Corp. Increases in total
return of reference
entity
OBFR - 0.25%
to 0.97% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 40,304 22,167 22,167
Jacobs
Engineering
Group, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 43,528 13,058 13,058

NVIT U.S. 130/30 Equity Fund - September 30, 2020 (Unaudited) - Statement of Investments - 41
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Keurig Dr Pepper,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 151,437 36,345 36,345
Kimberly-Clark
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 98,531 115,281 115,281
KKR & Co., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 147,393 89,910 89,910
Leggett & Platt,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 105,348 61,102 61,102
ManpowerGroup ,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 53,909 37,736 37,736
Mercury Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 7,354 8,457 8,457
Molina
Healthcare, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 19,800 395,406 395,406
Motorola
Solutions, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2021 25,904 9,165 9,165
Mylan NV 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 63,450 12,055 12,055
NCR Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 191,839 404,780 404,780
NetApp, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 48,020 11,525 11,525
New Residential
Investment Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 616,511 147,963 147,963
Nordstrom, Inc. Increases in total
return of reference
entity
OBFR - 0.25%
to 1.21% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 159,465 55,813 55,813
Nutanix , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 20,200 3,434 3,434
Omega
Healthcare
Investors, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 121,714 32,863 32,863
Pinnacle West
Capital Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 2,600 1,716 1,716

42 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Post Holdings,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2021 13,953 18,697 18,697
Pure Storage, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2021 104,901 17,833 17,833
Q2 Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 44,380 72,339 72,339
Raytheon
Technologies
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 71,706 96,803 96,803
RLI Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 3,385 2,674 2,674
Sabre Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 366,903 73,381 73,381
STAG Industrial,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 12,318 4,558 4,558
Starwood
Property Trust,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 171,209 65,060 65,060
Stericycle, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 77,202 42,461 42,461
SVB Financial
Group
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 6,033 18,944 18,944
Synchrony
Financial
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 271,731 103,258 103,258
TCF Financial
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 32,135 11,890 11,890
VeriSign, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 5,300 689 689
VF Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 38,748 36,423 36,423
ViacomCBS , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 185,311 294,644 294,644
Walt Disney Co.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 36,669 70,038 70,038
WEC Energy
Group, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 94,138 39,538 39,538

NVIT U.S. 130/30 Equity Fund - September 30, 2020 (Unaudited) - Statement of Investments - 43
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Williams Cos., Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 140,551 105,414 105,414
Xerox Holdings
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 133,197 58,606 58,606
4,660,156 4,660,156
ACADIA
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 32,160 (32,803) (32,803)
Agilent
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 7,975 (11,404) (11,404)
Agios
Pharmaceuticals,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 23,056 (5,764) (5,764)
Altice USA, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 20,171 (10,893) (10,893)
Amazon.com, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 413 (10,458) (10,458)
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 12,330 (8,138) (8,138)
Amphenol Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 42,879 (14,579) (14,579)
ANSYS, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 15,719 (132,511) (132,511)
Arrow Electronics,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 62,833 (59,063) (59,063)
Ashland Global
Holdings, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 81,624 (75,910) (75,910)
Avnet, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 49,476 (22,264) (22,264)
Bio-Rad
Laboratories, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 10,606 (16,334) (16,334)
Bio- Techne Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 21,740 (86,743) (86,743)
Black Knight, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 54,468 (68,085) (68,085)

44 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Brighthouse
Financial, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 94,066 (34,804) (34,804)
Cabot Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 41,187 (15,239) (15,239)
Carvana Co. Increases in total
return of reference
entity
OBFR - 0.25%
to 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 10,824 (54,553) (54,553)
Catalent , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 22,048 (34,174) (34,174)
Change
Healthcare, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 162,335 (29,220) (29,220)
Charter
Communications,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2021 19,791 (76,987) (76,987)
ChemoCentryx ,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 6,260 (8,138) (8,138)
Cognex Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 68,041 (110,907) (110,907)
Corteva , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 127,220 (20,355) (20,355)
Devon Energy
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 138,303 (47,023) (47,023)
Dropbox, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2021 256,054 (5,121) (5,121)
EMCOR Group,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 75,320 (42,179) (42,179)
Entegris , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 40,134 (117,994) (117,994)
Equity LifeStyle
Properties, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2021 29,235 (52,842) (52,842)
Everest Re Group
Ltd.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 14,191 (57,615) (57,615)
Exact Sciences
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 13,937 (31,358) (31,358)

NVIT U.S. 130/30 Equity Fund - September 30, 2020 (Unaudited) - Statement of Investments - 45
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Expeditors
International of
Washington, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 24,900 (21,165) (21,165)
F5 Networks, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 51,054 (30,632) (30,632)
FibroGen , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 4,346 (8,214) (8,214)
FireEye, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 220,300 (112,353) (112,353)
Ford Motor Co. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 300,783 (9,024) (9,024)
Fortune Brands
Home & Security,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 53,403 (37,382) (37,382)
frontdoor , Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 17,300 (12,283) (12,283)
Gaming
and Leisure
Properties, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 54,604 (59,518) (59,518)
Graham Holdings
Co.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 5,857 (4,861) (4,861)
Guardant Health,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 12,990 (36,242) (36,242)
HealthEquity , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 47,199 (87,318) (87,318)
HollyFrontier
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 25,580 (30,184) (30,184)
Howmet
Aerospace, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 66,260 (31,142) (31,142)
ICU Medical, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 16,577 (45,089) (45,089)
Incyte Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 33,594 (20,828) (20,828)
Invitation Homes,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2021 128,178 (70,498) (70,498)

46 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Landstar System,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 9,993 (20,486) (20,486)
Liberty Media
Corp-Liberty
SiriusXM
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2021 15,327 (6,438) (6,438)
Lincoln National
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 86,154 (62,031) (62,031)
Linde plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 24,600 (26,568) (26,568)
Madison
Square Garden
Entertainment
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 13,531 (13,802) (13,802)
Madison Square
Garden Sports
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 30,669 (73,912) (73,912)
Marriott Vacations
Worldwide Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 11,533 (38,982) (38,982)
Marsh &
McLennan Cos.,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 39,388 (6,302) (6,302)
MongoDB, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 11,600 (6,496) (6,496)
Mosaic Co. (The) 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 196,548 (39,310) (39,310)
NeoGenomics ,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 46,997 (34,308) (34,308)
Norwegian Cruise
Line Holdings Ltd.
Increases in total
return of reference
entity
OBFR - 0.46%
to 0.93% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 255,228 (109,748) (109,748)
Pilgrim's Pride
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 19,113 (1,816) (1,816)
Plug Power, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 57,162 (12,004) (12,004)
Premier, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 85,808 (22,310) (22,310)
Quest
Diagnostics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 14,698 (8,966) (8,966)

NVIT U.S. 130/30 Equity Fund - September 30, 2020 (Unaudited) - Statement of Investments - 47
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Reinsurance
Group of America,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 23,847 (48,409) (48,409)
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 23,100 (6,006) (6,006)
RingCentral, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 7,915 (53,901) (53,901)
Roku, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 5,800 (14,558) (14,558)
salesforce.com,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 16,880 (78,492) (78,492)
Spectrum Brands
Holdings, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 21,230 (2,760) (2,760)
Spirit Realty
Capital, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 3,938 (987) (987)
Splunk , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 14,048 (3,231) (3,231)
Sprouts Farmers
Market, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 43,103 (10,776) (10,776)
Take-Two
Interactive
Software, Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 12,670 (28,381) (28,381)
Targa Resources
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 27,369 (16,969) (16,969)
TechnipFMC plc 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 93,082 (5,585) (5,585)
Teradata Corp. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 150,630 (75,315) (75,315)
Textron, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 71,488 (50,041) (50,041)
Thermo Fisher
Scientific, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 292 (7,102) (7,102)
Thor Industries,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 41,325 (25,208) (25,208)
Trade Desk, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 2,300 (71,645) (71,645)

48 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Tradeweb
Markets, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/29/2021 25,857 (29,736) (29,736)
Travelers Cos.,
Inc. (The)
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2021 102,189 (207,444) (207,444)
TriNet Group, Inc. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2021 9,909 (9,513) (9,513)
Truist Financial
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 125,022 (75,013) (75,013)
Twilio , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2021 12,581 (32,333) (32,333)
Ubiquiti, Inc. Increases in total
return of reference
entity
OBFR - 0.25%
to 1.55% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2021 12,261 (70,256) (70,256)
United
Therapeutics
Corp.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2021 41,909 (21,374) (21,374)
Unum Group 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2021 125,520 (31,380) (31,380)
Voya Financial,
Inc.
1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 48,983 (2,449) (2,449)
W.R. Grace & Co. 1 month USD
LIBOR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2020 59,993 (92,389) (92,389)
(3,464,923) (3,464,923)
– –
1,195,233 1,195,233
Financing Costs of Swap Contracts (4,498) (4,498)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts 1,190,735 1,190,735
At September 30, 2020, the Fund had $5,480,000 segregated as collateral for swap contracts.
LIBOR London Interbank Offered Rate
OBFR Overnight Bank Funding Rate

NVIT U.S. 130/30 Equity Fund - September 30, 2020 (Unaudited) - Statement of Investments - 49
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
uiy
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

50 - Statement of Investments - September 30, 2020 (Unaudited) - NVIT U.S. 130/30 Equity Fund
The following table provides a summary of the inputs used to value the Fund's net assets as of September 30, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.
Swap Contracts
Total Return Swap Contracts — The Fund entered into total
return swap contracts to take long and short positions in
equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's
Prospectus. Total return swap contracts are agreements in
which the Fund and the counterparty each agree to pay the
other party the difference between the relative investment
performance that would have been achieved if the notional
amount of the total return swap contract had been invested
in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest.
The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
The Fund entered into total return swap contracts on a net
basis, which means that the two payment streams are netted
out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swap contracts is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Total return swap contracts are marked-to-
market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data
factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swap contracts are generally categorized as Level 2 investments
within the hierarchy.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2020:
The Statement of Investment should be read in conjunction with the financial statement and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 804,130,418 $ – $ – $ 804,130,418
Total Return Swaps* – 4,660,156 – 4,660,156
Total Assets $ 804,130,418 $ 4,660,156 $ – $ 808,790,574
$ – $ – $ – $ –
Liabilities:
Total Return Swaps* $ – $ (3,469,421) $ – $ (3,469,421)
Total Liabilities $ – $ (3,469,421) $ – $ (3,469,421)
Total $ 804,130,418 $ 1,190,735 $ – $ 805,321,153
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
Assets: Fair Value
Swap Contracts
(a)
Equity risk Swap contracts, at value $ 4,660,156
Total $ 4,660,156
Liabilities:
Swap Contracts
(a)
Equity risk Swap contracts, at value $ (3,469,421)
Total $ (3,469,421)
(a)
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

American Funds NVIT Asset Allocation Fund - September 30, 2020 (Unaudited) - Statement of Investments - 1
Investment Company 100.1%
Shares Value ($)
Balanced Fund 100.1%
American Funds Asset
Allocation Fund, Class 1(a) 277,016,403 6,781,361,549
Total Investment Company
(cost $5,208,208,952) 6,781,361,549
Total Investments
(cost $5,208,208,952) — 100.1% 6,781,361,549
Liabilities in excess of other assets — (0.1)% (3,718,368)
NET ASSETS — 100.0%
$ 6,777,643,181
(a) Investment in master fund.

2 - Statement of Investments - September 30, 2020 (Unaudited) - American Funds NVIT Asset Allocation Fund
American Funds NVIT Asset Allocation Fund (“the Fund”)
operates as a “feeder fund,” which means that the Fund does
not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the
American Funds Asset Allocation Fund (the “Master Fund”),
a series of the American Funds Insurance Series
®
, which
invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in
which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and
financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
At September 30, 2020, 100% of the market value of the Fund
was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

American Funds NVIT Bond Fund - September 30, 2020 (Unaudited) - Statement of Investments - 3
Investment Company 100.1%
Shares Value ($)
Fixed Income Fund 100.1%
American Funds Bond Fund,
Class 1(a) 300,760,055 3,570,021,857
Total Investment Company
(cost $3,291,768,180)
3,570,021,857
Total Investments
(cost $3,291,768,180) — 100.1%
3,570,021,857
Liabilities in excess of other
assets — (0.1)% (1,938,600)
NET ASSETS — 100.0%
$ 3,568,083,257
(a) Investment in master fund.

4 - Statement of Investments - September 30, 2020 (Unaudited) - American Funds NVIT Bond Fund
American Funds NVIT Bond Fund (“the Fund”) operates as a
“feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and
concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American
Funds Bond Fund (the “Master Fund”), a series of the American
Funds Insurance Series
®
, which invests directly in individual
securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the
Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
At September 30, 2020, 100% of the market value of the Fund
was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

American Funds NVIT Global Growth Fund - September 30, 2020 (Unaudited) - Statement of Investments - 5
Investment Company 100.1%
Shares Value ($)
Equity Fund 100.1%
American Funds Global
Growth Fund, Class 1(a) 13,030,960 470,417,645
Total Investment Company
(cost $343,882,573) 470,417,645
Total Investments
(cost $343,882,573) — 100.1% 470,417,645
Liabilities in excess of other assets — (0.1)% (317,570)
NET ASSETS — 100.0%
$ 470,100,075
(a) Investment in master fund.

6 - Statement of Investments - September 30, 2020 (Unaudited) - American Funds NVIT Global Growth Fund
American Funds NVIT Global Growth Fund (“the Fund”)
operates as a “feeder fund,” which means that the Fund does
not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the
American Funds Global Growth Fund (the “Master Fund”),
a series of the American Funds Insurance Series
®
, which
invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in
which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and
financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
At September 30, 2020, 100% of the market value of the Fund
was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

American Funds NVIT Growth Fund - September 30, 2020 (Unaudited) - Statement of Investments - 7
Investment Company 100.1%
Shares Value ($)
Equity Fund 100.1%
American Funds Growth Fund,
Class 1(a) 9,255,038 935,406,672
Total Investment Company
(cost $652,334,642) 935,406,672
Total Investments
(cost $652,334,642) — 100.1% 935,406,672
Liabilities in excess of other assets — (0.1)% (551,787)
NET ASSETS — 100.0%
$ 934,854,885
(a) Investment in master fund.

8 - Statement of Investments - September 30, 2020 (Unaudited) - American Funds NVIT Growth Fund
American Funds NVIT Growth Fund (“the Fund”) operates
as a “feeder fund,” which means that the Fund does not
buy individual securities directly, and may have additional
investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the
American Funds Growth Fund (the “Master Fund”), a series of
the American Funds Insurance Series
®
, which invests directly
in individual securities. The Fund therefore has the same
objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
At September 30, 2020, 100% of the market value of the Fund
was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

American Funds NVIT Growth-Income Fund - September 30, 2020 (Unaudited) - Statement of Investments - 9
Investment Company 100.1%
Shares Value ($)
Equity Fund 100.1%
American Funds Growth-
Income Fund, Class 1(a) 73,045,597 3,656,662,569
Total Investment Company
(cost $3,229,586,859) 3,656,662,569
Total Investments
(cost $3,229,586,859) — 100.1% 3,656,662,569
Liabilities in excess of other assets — (0.1)% (1,982,995)
NET ASSETS — 100.0%
$ 3,654,679,574
(a) Investment in master fund.

10 - Statement of Investments - September 30, 2020 (Unaudited) - American Funds NVIT Growth-Income Fund
American Funds NVIT Growth-Income Fund (“the Fund”)
operates as a “feeder fund,” which means that the Fund does
not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the
American Funds Growth-Income Fund (the “Master Fund”),
a series of the American Funds Insurance Series
®
, which
invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in
which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and
financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Variable Insurance Trust's (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair
value to Fund investments in accordance with a hierarchy
that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for
identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
At September 30, 2020, 100% of the market value of the Fund
was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.